UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments.

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 92.8% of net assets

Automobiles & Components 0.6%
Dana, Inc.	19,106	630,307
Visteon Corp. *	3,137	408,061
		1,038,368

Banks 9.5%
1st Source Corp.	13,700	716,373
Banc of California, Inc.	33,980	669,406
Banner Corp.	4,517	245,454
East West Bancorp, Inc.	3,771	248,547
FCB Financial Holdings, Inc., Class A *	12,440	681,712
First Busey Corp.	34,948	1,082,689
First Interstate BancSystem, Inc., Class A	9,568	400,421
First Midwest Bancorp, Inc.	78,499	1,951,485
Flushing Financial Corp.	37,135	1,045,722
Great Western Bancorp, Inc.	53,369	2,249,503
Home BancShares, Inc.	29,760	714,538
International Bancshares Corp.	30,148	1,251,142
KeyCorp	20,068	429,455
MB Financial, Inc.	35,775	1,530,454
MGIC Investment Corp. *	82,574	1,223,747
Northwest Bancshares, Inc.	99,239	1,672,177
Pinnacle Financial Partners, Inc.	5,206	329,540
Texas Capital Bancshares, Inc. *	5,430	514,764
Union Bankshares Corp.	22,510	849,752
		17,806,881

Capital Goods 12.0%
Actuant Corp., Class A	18,628	461,043
Albany International Corp., Class A	25,442	1,614,295
Astronics Corp. *	8,880	396,048
Beacon Roofing Supply, Inc. *	9,458	572,209
CIRCOR International, Inc.	23,138	1,226,777
Cubic Corp.	25,064	1,454,965
Curtiss-Wright Corp.	5,268	688,317
EMCOR Group, Inc.	8,628	701,284
EnPro Industries, Inc.	5,822	512,278
ESCO Technologies, Inc.	22,834	1,396,299
Fluor Corp.	18,275	1,109,292
GATX Corp.	13,651	971,132
Granite Construction, Inc.	10,246	683,306
Lindsay Corp.	5,670	505,821
Luxfer Holdings plc	53,521	773,914
Mueller Industries, Inc.	57,802	1,912,668
Primoris Services Corp.	30,115	782,990
Regal Beloit Corp.	5,194	404,612
Simpson Manufacturing Co., Inc.	15,608	916,814
Tennant Co.	3,175	213,995
The Middleby Corp. *	6,913	941,965
Thermon Group Holdings, Inc. *	54,332	1,259,416
TriMas Corp. *	72,722	1,934,405
Security	Number of Shares	Value ($)
Watts Water Technologies, Inc., Class A	7,161	571,090
Woodward, Inc.	7,960	617,059
		22,621,994

Commercial & Professional Services 7.1%
ACCO Brands Corp. *	87,622	1,038,321
Deluxe Corp.	8,647	642,213
Essendant, Inc.	25,924	234,612
Forrester Research, Inc.	31,157	1,360,003
FTI Consulting, Inc. *	35,394	1,538,577
Healthcare Services Group, Inc.	10,184	561,953
Huron Consulting Group, Inc. *	20,196	810,869
ICF International, Inc. *	12,660	672,246
Knoll, Inc.	24,919	571,642
Korn/Ferry International	7,660	341,330
Matthews International Corp., Class A	27,403	1,534,568
Mistras Group, Inc. *	38,210	814,255
Navigant Consulting, Inc. *	27,900	572,508
Nielsen Holdings plc	8,741	327,001
SP Plus Corp. *	22,750	877,012
Steelcase, Inc., Class A	41,405	643,848
The Brink's Co.	9,955	830,247
		13,371,205

Consumer Durables & Apparel 2.1%
American Outdoor Brands Corp. *	27,235	324,914
G-III Apparel Group Ltd. *	4,927	184,023
Helen of Troy Ltd. *	5,090	474,133
iRobot Corp. *	2,165	192,144
Nautilus, Inc. *	13,019	167,294
Newell Brands, Inc.	24,484	647,357
Sturm, Ruger & Co., Inc.	6,625	350,794
TopBuild Corp. *	3,545	271,334
TRI Pointe Group, Inc. *	57,130	931,790
Universal Electronics, Inc. *	8,245	380,095
		3,923,878

Consumer Services 3.1%
Boyd Gaming Corp.	12,870	507,979
Bright Horizons Family Solutions, Inc. *	4,422	434,240
Dave & Buster's Entertainment, Inc. *	25,149	1,182,003
Del Taco Restaurants, Inc. *	17,255	218,621
Eldorado Resorts, Inc. *	13,555	468,325
Extended Stay America, Inc.	22,496	455,094
Jack in the Box, Inc.	5,233	476,151
Penn National Gaming, Inc. *	6,852	218,647
Planet Fitness, Inc., Class A *	23,863	805,615
Sotheby's *	12,895	680,340
The Cheesecake Factory, Inc.	9,060	445,662
		5,892,677

1

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 4.2%
Ally Financial, Inc.	41,778	1,243,731
Cannae Holdings, Inc. *	14,482	252,132
E*TRADE Financial Corp. *	9,078	478,411
Eaton Vance Corp.	11,470	662,966
Green Dot Corp., Class A *	4,152	254,351
Houlihan Lokey, Inc.	9,872	470,894
Ladder Capital Corp.	1	14
Leucadia National Corp.	34,399	931,181
Moelis & Co., Class A	11,160	576,972
OM Asset Management plc	24,375	436,069
OneMain Holdings, Inc. *	33,064	1,081,523
SLM Corp. *	76,613	876,453
Solar Capital Ltd.	27,070	568,470
		7,833,167

Energy 3.5%
Andeavor	3,708	401,057
Arch Coal, Inc., Class A	2,448	220,344
Cabot Oil & Gas Corp.	7,397	194,911
Carrizo Oil & Gas, Inc. *	18,283	367,671
Delek US Holdings, Inc.	13,448	469,201
Dorian LPG Ltd. *	51,629	394,445
Dril-Quip, Inc. *	3,224	166,520
Era Group, Inc. *	31,586	319,966
Parsley Energy, Inc., Class A *	19,771	466,596
Resolute Energy Corp. *	21,240	720,461
RSP Permian, Inc. *	11,176	443,464
Scorpio Tankers, Inc.	305,880	813,641
SEACOR Holdings, Inc. *	18,084	842,353
SEACOR Marine Holdings, Inc. *	22,474	336,211
Unit Corp. *	9,472	229,506
US Silica Holdings, Inc.	8,515	283,464
		6,669,811

Food & Staples Retailing 0.7%
Smart & Final Stores, Inc. *	101,610	955,134
U.S. Foods Holding Corp. *	12,807	411,489
		1,366,623

Food, Beverage & Tobacco 0.4%
Blue Buffalo Pet Products, Inc. *	11,560	392,809
Vector Group Ltd.	14,998	319,457
		712,266

Health Care Equipment & Services 5.7%
Allscripts Healthcare Solutions, Inc. *	100,585	1,499,722
Amedisys, Inc. *	9,195	493,036
AMN Healthcare Services, Inc. *	9,190	493,043
Chemed Corp.	2,509	653,770
CorVel Corp. *	11,086	572,592
DENTSPLY SIRONA, Inc.	5,817	353,732
Encompass Health Corp.	15,581	824,546
Evolent Health, Inc., Class A *	26,053	367,347
Haemonetics Corp. *	14,528	939,235
HealthEquity, Inc. *	12,601	637,863
Hill-Rom Holdings, Inc.	3,812	325,278
Magellan Health, Inc. *	4,615	459,654
Masimo Corp. *	4,641	437,368
Medidata Solutions, Inc. *	9,783	666,320
Merit Medical Systems, Inc. *	13,279	616,810
Natus Medical, Inc. *	12,740	395,577
NuVasive, Inc. *	4,331	211,656
Security	Number of Shares	Value ($)
Omnicell, Inc. *	5,165	253,343
Select Medical Holdings Corp. *	27,118	479,989
		10,680,881

Insurance 1.1%
AMERISAFE, Inc.	6,497	394,693
Kemper Corp.	20,750	1,345,637
Primerica, Inc.	3,750	378,750
		2,119,080

Materials 8.4%
Boise Cascade Co.	13,223	587,762
Cabot Corp.	3,295	222,874
Commercial Metals Co.	20,111	483,469
Compass Minerals International, Inc.	5,175	377,258
Deltic Timber Corp.	17,043	1,610,904
Eagle Materials, Inc.	6,101	683,617
Ferroglobe Representation & Warranty Insurance *(b)	1,153	—
Goldcorp, Inc.	33,078	473,677
Greif, Inc., Class A	32,175	1,902,186
Huntsman Corp.	24,288	839,636
KapStone Paper & Packaging Corp.	14,697	509,104
Kinross Gold Corp. *	114,252	494,711
Methanex Corp.	7,003	440,839
Minerals Technologies, Inc.	6,220	467,433
Neenah, Inc.	8,680	785,540
Orion Engineered Carbons S.A.	47,980	1,413,011
Packaging Corp. of America	4,256	534,681
PolyOne Corp.	10,027	435,774
Sensient Technologies Corp.	21,406	1,538,021
US Concrete, Inc. *	8,524	663,593
Valvoline, Inc.	12,707	313,228
Westlake Chemical Corp.	4,754	535,300
Worthington Industries, Inc.	10,295	481,394
		15,794,012

Media 0.8%
AMC Entertainment Holdings, Inc., Class A	9,575	122,560
Nexstar Media Group, Inc., Class A	4,867	365,512
Sinclair Broadcast Group, Inc., Class A	25,319	939,335
		1,427,407

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
Aerie Pharmaceuticals, Inc. *	4,372	239,804
Amicus Therapeutics, Inc. *	19,670	319,047
Avexis, Inc. *	1,990	246,223
Bluebird Bio, Inc. *	2,020	413,898
Blueprint Medicines Corp. *	3,305	259,938
Catalent, Inc. *	16,799	781,826
Clovis Oncology, Inc. *	5,152	311,696
Dermira, Inc. *	8,393	239,368
Epizyme, Inc. *	7,866	127,036
Esperion Therapeutics, Inc. *	925	67,072
Exact Sciences Corp. *	6,664	331,267
FibroGen, Inc. *	7,565	442,931
Insmed, Inc. *	8,295	211,025
Jazz Pharmaceuticals plc *	6,796	990,449
Loxo Oncology, Inc. *	3,474	352,507
MacroGenics, Inc. *	9,052	204,304
Nektar Therapeutics *	7,410	619,550
Pacira Pharmaceuticals, Inc. *	4,677	170,243
Portola Pharmaceuticals, Inc. *	5,284	271,122
PRA Health Sciences, Inc. *	12,349	1,124,500
Prestige Brands Holdings, Inc. *	12,934	541,029

2

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Prothena Corp. plc *	4,770	199,386
Puma Biotechnology, Inc. *	3,480	232,638
Radius Health, Inc. *	7,746	291,714
Sage Therapeutics, Inc. *	7,939	1,506,822
Sarepta Therapeutics, Inc. *	4,899	321,081
Syneos Health, Inc. *	4,695	180,053
TherapeuticsMD, Inc. *	294,542	1,731,907
		12,728,436

Real Estate 3.5%
Americold Realty Trust *	21,472	392,508
Corporate Office Properties Trust	26,757	730,466
DiamondRock Hospitality Co.	67,756	796,811
EastGroup Properties, Inc.	6,246	542,215
Education Realty Trust, Inc.	31,437	1,038,364
QTS Realty Trust, Inc., Class A	7,966	396,707
Ramco-Gershenson Properties Trust	80,650	1,066,193
Retail Opportunity Investments Corp.	10,815	198,672
Summit Hotel Properties, Inc.	61,394	950,993
Urban Edge Properties	23,669	553,381
		6,666,310

Retailing 2.4%
At Home Group, Inc. *	14,039	444,756
Big Lots, Inc.	10,720	651,562
Camping World Holdings, Inc., Class A	12,955	579,736
Five Below, Inc. *	5,245	340,558
Fred's, Inc., Class A	57,886	191,603
Lithia Motors, Inc., Class A	7,846	980,436
Nutrisystem, Inc.	6,910	298,857
The Cato Corp., Class A	27,930	331,808
The Children's Place, Inc.	4,277	640,695
		4,460,011

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	54,732	752,018
Impinj, Inc. *	16,375	366,309
Integrated Device Technology, Inc. *	20,509	613,219
Maxim Integrated Products, Inc.	10,130	617,930
Microsemi Corp. *	6,336	391,501
MKS Instruments, Inc.	5,260	538,098
Monolithic Power Systems, Inc.	5,018	597,744
Power Integrations, Inc.	6,857	512,218
Teradyne, Inc.	2,914	133,578
		4,522,615

Software & Services 7.2%
Acxiom Corp. *	29,561	800,216
Alteryx, Inc., Class A *	14,666	401,848
CommVault Systems, Inc. *	4,839	258,161
Coupa Software, Inc. *	13,426	513,276
Ellie Mae, Inc. *	6,797	635,520
EPAM Systems, Inc. *	6,652	781,477
Euronet Worldwide, Inc. *	5,416	508,400
Fair Isaac Corp.	4,456	769,373
First Data Corp., Class A *	35,730	632,421
Five9, Inc. *	13,535	352,045
Guidewire Software, Inc. *	7,282	578,555
j2 Global, Inc.	9,192	735,268
Manhattan Associates, Inc. *	8,749	462,122
Nuance Communications, Inc. *	61,716	1,099,162
Proofpoint, Inc. *	7,572	772,496
PROS Holdings, Inc. *	10,157	294,959
Q2 Holdings, Inc. *	12,491	528,994
Rapid7, Inc. *	14,081	337,662
Security	Number of Shares	Value ($)
Stamps.com, Inc. *	1,380	281,313
Talend S.A. *	16,329	636,341
Teradata Corp. *	5,984	242,352
WNS Holdings Ltd. ADR *	30,510	1,356,475
Zendesk, Inc. *	13,210	508,849
		13,487,285

Technology Hardware & Equipment 6.7%
Acacia Communications, Inc. *	7,890	291,220
Belden, Inc.	27,170	2,303,201
CalAmp Corp. *	8,898	217,823
Ciena Corp. *	44,122	938,916
Cray, Inc. *	4,640	112,520
CTS Corp.	34,816	957,440
Diebold Nixdorf, Inc.	37,195	686,248
Infinera Corp. *	71,150	460,340
Littelfuse, Inc.	2,585	561,824
Lumentum Holdings, Inc. *	10,285	476,195
Methode Electronics, Inc.	7,920	323,532
NetApp, Inc.	5,604	344,646
NetScout Systems, Inc. *	14,043	400,225
Sanmina Corp. *	11,285	295,103
ScanSource, Inc. *	13,694	468,335
VeriFone Systems, Inc. *	46,981	830,624
Viavi Solutions, Inc. *	112,016	961,097
Xerox Corp.	34,852	1,189,499
Zebra Technologies Corp., Class A *	6,616	814,827
		12,633,615

Telecommunication Services 0.7%
Boingo Wireless, Inc. *	17,215	417,464
Cogent Communications Holdings, Inc.	9,520	429,352
Vonage Holdings Corp. *	44,070	493,143
		1,339,959

Transportation 3.4%
Allegiant Travel Co.	4,373	696,400
Avis Budget Group, Inc. *	24,480	1,100,621
Forward Air Corp.	15,959	968,871
JB Hunt Transport Services, Inc.	3,204	387,139
Knight-Swift Transportation Holdings, Inc.	34,687	1,727,066
Saia, Inc. *	4,570	345,264
SkyWest, Inc.	15,859	884,139
Werner Enterprises, Inc.	9,007	366,585
		6,476,085

Utilities 0.5%
New Jersey Resources Corp.	11,423	443,212
Spire, Inc.	7,224	480,396
		923,608
Total Common Stock
(Cost $147,702,376)		174,496,174

Other Investment Companies 4.3% of net assets

Equity Funds 1.0%
iShares Russell 2000 ETF	2,568	401,532
iShares Russell 2000 Growth ETF	7,090	1,373,688
		1,775,220

3

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Money Market Fund 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25% (a)	6,274,771	6,274,771
Total Other Investment Companies
(Cost $7,760,813)		8,049,991

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)	1,269	1,409
Tobira Therapeutics, Inc. *(b)	77	461
Total Rights
(Cost $1,413)		1,870

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, mini, expires 03/16/18	98	7,722,400	(57,717)
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.

ADR –	American Depositary Receipt
CVR –	Contingent Value Rights
ETF –	Exchange-traded fund

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$158,702,162	$—	$—	$158,702,162
Materials	15,794,012	—	— *	15,794,012
Other Investment Companies[1]	8,049,991	—	—	8,049,991
Rights [1]
Pharmaceuticals, Biotechnology & Life Sciences	—	—	1,870	1,870
Liabilities
Futures Contracts[2]	(57,717)	—	—	(57,717)
Total	$182,488,448	$—	$1,870	$182,490,318
*	Level 3 amount shown includes securities determined to have no value at January 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
4

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 93.0% of net assets

Argentina 0.3%
Grupo Financiero Galicia S.A. ADR	9,502	663,240
Grupo Supervielle S.A. ADR	153,201	4,897,836
		5,561,076

Australia 3.3%
AGL Energy Ltd.	2,729	51,416
ALS Ltd.	618,385	3,460,224
Alumina Ltd.	9,544	18,456
Amcor Ltd.	4,684	54,771
AMP Ltd.	1,986,993	8,392,809
APA Group	4,591	29,721
Aristocrat Leisure Ltd.	70,935	1,362,936
ASX Ltd.	809	35,598
Aurizon Holdings Ltd.	8,450	31,789
AusNet Services	8,703	11,878
Australia & New Zealand Banking Group Ltd.	12,134	278,708
Bank of Queensland Ltd.	1,590	15,839
Bendigo & Adelaide Bank Ltd.	1,903	17,926
BHP Billiton Ltd.	13,217	323,223
BlueScope Steel Ltd.	2,454	28,498
Boral Ltd.	4,665	29,975
Brambles Ltd.	6,414	51,009
BWX Ltd.	413,431	2,515,227
Caltex Australia Ltd.	1,038	29,054
Challenger Ltd.	2,338	25,628
Charter Hall Retail REIT	1,776,835	5,479,447
CIMIC Group Ltd.	395	15,000
Coca-Cola Amatil Ltd.	2,276	15,363
Cochlear Ltd.	243	33,916
Commonwealth Bank of Australia	7,146	453,384
Computershare Ltd.	1,846	24,778
Costa Group Holdings Ltd.	799,076	3,915,813
Crown Resorts Ltd.	1,727	18,409
CSL Ltd.	1,871	219,991
Dexus	4,253	32,647
Domino's Pizza Enterprises Ltd.	239	9,216
Flight Centre Travel Group Ltd.	276	11,340
Fortescue Metals Group Ltd.	6,208	24,653
Goodman Group	7,301	47,643
Harvey Norman Holdings Ltd.	2,689	9,763
Healthscope Ltd.	6,723	10,459
Incitec Pivot Ltd.	6,620	19,815
Inghams Group Ltd.	1,388,997	3,759,736
Insurance Australia Group Ltd.	9,835	57,278
InvoCare Ltd.	637,210	7,807,712
James Hardie Industries plc	1,776	31,079
LendLease Group	2,203	27,995
Macquarie Group Ltd.	1,334	110,691
Medibank Pvt Ltd.	10,964	29,524
Mirvac Group	14,751	26,212
National Australia Bank Ltd.	11,095	259,922
Security	Number of Shares	Value ($)
Newcrest Mining Ltd.	3,100	56,694
NEXTDC Ltd. *	828,584	3,796,589
Northern Star Resources Ltd.	527,622	2,467,593
Orica Ltd.	389,806	6,012,373
Origin Energy Ltd. *	7,214	54,037
Pact Group Holdings Ltd.	878,905	3,752,493
QBE Insurance Group Ltd.	5,545	48,074
Ramsay Health Care Ltd.	564	31,108
REA Group Ltd.	247	14,673
Rio Tinto Ltd.	1,753	107,929
Santos Ltd. *	8,053	32,997
Scentre Group	22,038	73,950
SEEK Ltd.	1,421	22,369
Shopping Centres Australasia Property Group	3,390,072	6,153,785
Sonic Healthcare Ltd.	1,682	32,238
South32 Ltd.	21,533	66,125
Stockland	9,898	33,760
Suncorp Group Ltd.	5,348	58,807
Sydney Airport	4,385	24,062
Tabcorp Holdings Ltd.	7,822	32,561
Telstra Corp., Ltd.	17,301	51,151
The GPT Group	7,163	29,035
TPG Telecom Ltd.	1,746	8,939
Transurban Group	9,236	89,418
Treasury Wine Estates Ltd.	3,106	42,784
Vicinity Centres	13,881	30,176
Wesfarmers Ltd.	4,662	164,441
Westfield Corp.	7,984	59,135
Westpac Banking Corp.	14,014	349,158
Woodside Petroleum Ltd.	3,456	92,272
Woolworths Group Ltd.	5,317	115,478
		63,120,675

Austria 0.2%
ANDRITZ AG	289	17,350
Erste Group Bank AG *	1,218	61,351
FACC AG *	72,440	1,843,142
OMV AG	615	39,597
Raiffeisen Bank International AG *	588	25,277
Schoeller-Bleckmann Oilfield Equipment AG *	22,685	2,465,739
voestalpine AG	484	31,438
		4,483,894

Belgium 0.5%
Ageas	802	42,404
Anheuser-Busch InBev S.A./N.V.	3,146	356,314
Colruyt S.A.	267	14,781
Galapagos N.V. *	32,284	3,834,022
Groupe Bruxelles Lambert S.A.	330	38,875
KBC Group N.V.	51,651	4,966,038
Proximus	605	20,403
Solvay S.A.	308	44,597
Telenet Group Holding N.V. *	209	16,078

5

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UCB S.A.	516	44,976
Umicore S.A.	798	42,010
		9,420,498

Brazil 0.8%
CCR S.A.	122,000	600,232
CVC Brasil Operadora e Agencia de Viagens S.A.	315,600	5,461,088
EcoRodovias Infraestrutura e Logistica S.A.	338,400	1,209,824
Engie Brasil Energia S.A.	29,900	337,568
Kroton Educacional S.A.	264,600	1,347,120
M Dias Branco S.A.	18,600	334,345
Magazine Luiza S.A.	171,494	4,556,808
Via Varejo S.A.	76,900	654,483
		14,501,468

Canada 5.7%
Arizona Mining, Inc. *	914,152	3,292,434
Boralex, Inc., Class A	262,820	5,051,272
BRP, Inc.	136,006	5,623,793
CAE, Inc.	588,115	10,853,830
Canadian National Railway Co.	58,532	4,691,126
Canadian Western Bank	117,380	3,693,176
CES Energy Solutions Corp.	520,464	2,517,692
Cineplex, Inc.	235,935	6,026,892
Constellation Software, Inc.	2,287	1,478,387
Dollarama, Inc.	13,024	1,780,794
Finning International, Inc.	19,924	548,639
FirstService Corp.	35,658	2,374,881
Hudbay Minerals, Inc.	559,738	4,796,454
Innergex Renewable Energy, Inc.	531,086	5,945,573
Interfor Corp. *	206,512	3,913,654
Northview Apartment Real Estate Investment Trust	172,894	3,491,615
Parex Resources, Inc. *	353,108	5,273,654
Premium Brands Holdings Corp.	41,590	3,617,992
Raging River Exploration, Inc. *	409,200	2,478,488
Ritchie Bros. Auctioneers, Inc.	190,777	6,205,681
Rogers Communications, Inc., Class B	21,700	1,059,066
Shopify, Inc., Class A *	8,995	1,150,640
Suncor Energy, Inc.	135,355	4,903,592
The Descartes Systems Group, Inc. *	122,696	3,471,399
The Toronto-Dominion Bank	61,685	3,752,253
TransAlta Renewables, Inc.	267,220	2,680,890
WSP Global, Inc.	170,585	8,260,197
		108,934,064

China 3.6%
3SBio, Inc. *	288,000	587,766
Alibaba Group Holding Ltd. ADR *	23,843	4,870,887
Anhui Conch Cement Co., Ltd., Class H	215,500	1,182,412
Baidu, Inc. ADR *	20,295	5,011,241
Baozun, Inc. ADR *	143,273	5,580,483
China Lodging Group Ltd. ADR	4,476	669,117
China Mengniu Dairy Co., Ltd. *	599,000	1,956,428
China Overseas Land & Investment Ltd.	600,000	2,320,363
China Resources Cement Holdings Ltd.	7,038,000	5,294,668
CSPC Pharmaceutical Group Ltd.	568,000	1,258,271
Industrial & Commercial Bank of China Ltd., Class H	5,739,000	5,405,952
Kingboard Laminates Holdings Ltd.	2,544,000	4,468,982
Lonking Holdings Ltd.	6,384,000	2,845,964
Microport Scientific Corp.	2,946,000	3,099,408
Nexteer Automotive Group Ltd. *	2,409,288	5,130,145
Ping An Insurance Group Co. of China Ltd., Class H	619,500	7,296,462
Security	Number of Shares	Value ($)
SINA Corp. *	7,687	901,301
Tencent Holdings Ltd.	95,400	5,636,941
Wisdom Education International Holdings Co., Ltd.	5,816,000	4,413,288
		67,930,079

Denmark 1.2%
Ambu A/S, Class B	159,001	3,412,970
AP Moeller - Maersk A/S, Series A	15	25,628
AP Moeller - Maersk A/S, Series B	27	48,201
Carlsberg A/S, Class B	436	56,043
Chr. Hansen Holding A/S	409	35,752
Coloplast A/S, Class B	497	44,184
Danske Bank A/S	3,106	126,125
DSV A/S	51,275	4,215,819
Genmab A/S *	2,877	526,974
H. Lundbeck A/S	301	15,343
ISS A/S	689	26,882
Novo Nordisk A/S, Class B	128,909	7,154,237
Novozymes A/S, B Shares	926	51,370
Orsted A/S	36,177	2,196,752
Pandora A/S	449	42,549
TDC A/S	3,194	21,319
Topdanmark A/S *	89,062	4,254,811
Tryg A/S	464	11,293
Vestas Wind Systems A/S	882	60,160
William Demant Holding A/S *	486	15,369
		22,341,781

Finland 0.1%
Elisa Oyj	565	24,048
Fortum Oyj	1,866	40,465
Huhtamaki Oyj	10,957	467,745
Kone Oyj, Class B	1,397	79,972
Metso Oyj	439	15,327
Neste Oyj	539	37,304
Nokia Oyj	24,056	116,035
Nokian Renkaat Oyj	11,729	592,582
Orion Oyj, Class B	421	16,888
Sampo Oyj, A Shares	1,847	107,307
Stora Enso Oyj, R Shares	2,314	39,738
Terveystalo Oyj *	45,275	556,490
UPM-Kymmene Oyj	2,222	74,923
Wartsila Oyj Abp	616	42,110
		2,210,934

France 9.9%
Accor S.A.	775	44,109
Aeroports de Paris	118	24,508
Air Liquide S.A.	1,765	238,003
Airbus SE	2,388	274,617
Alstom S.A.	610	26,757
Alten S.A.	34,974	3,540,617
Amundi S.A.	242	22,835
Arkema S.A.	28,860	3,687,023
Atos SE	392	61,821
AXA S.A.	7,987	262,672
BioMerieux	166	15,716
BNP Paribas S.A.	363,810	30,048,441
Boiron S.A.	35,775	3,128,043
Bollore S.A.	3,491	20,267
Bollore S.A. *	17	101
Bouygues S.A.	887	49,298
Bureau Veritas S.A.	189,456	5,551,650
Capgemini SE	662	87,874
Carrefour S.A.	2,361	56,304

6

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Casino Guichard Perrachon S.A.	222	12,971
CNP Assurances	680	17,428
Compagnie de Saint-Gobain	2,062	119,771
Compagnie Generale des Etablissements Michelin	20,415	3,265,872
Credit Agricole S.A.	4,711	88,820
Danone S.A.	62,030	5,338,700
Dassault Aviation S.A.	11	18,396
Dassault Systemes S.A.	541	62,368
Edenred	945	30,498
Eiffage S.A.	310	37,583
Electricite de France S.A.	2,331	32,052
Engie S.A.	7,567	131,394
Essilor International S.A.	857	121,664
Eurazeo S.A.	193	20,318
Eurofins Scientific SE	2,811	1,829,855
Eutelsat Communications S.A.	709	15,605
Faurecia	304	27,278
Fnac Darty S.A. *	19,536	2,275,111
Fonciere Des Regions	131	14,399
Gecina S.A.	197	38,494
Getlink SE	1,859	26,081
Hermes International	3,603	1,991,565
ICADE	146	15,834
Iliad S.A.	105	27,166
Imerys S.A.	145	15,540
Ingenico Group S.A.	68,468	7,795,089
Ipsen S.A.	3,786	530,174
JCDecaux S.A.	305	13,195
Kering	10,065	5,098,385
Klepierre S.A.	918	41,941
Korian S.A.	187,788	6,047,863
L'Oreal S.A.	1,037	235,663
Lagardere S.C.A.	457	14,253
Legrand S.A.	1,106	92,017
LISI	101,545	4,891,639
LVMH Moet Hennessy Louis Vuitton SE	1,152	360,865
Maisons du Monde S.A.	59,081	2,537,979
Natixis S.A.	3,811	34,702
Nexity S.A. *	7,791	469,458
Orange S.A.	8,228	148,677
Orpea	8,510	1,062,103
Pernod-Ricard S.A.	31,780	5,062,262
Peugeot S.A.	2,397	53,840
Publicis Groupe S.A.	137,238	9,484,176
Remy Cointreau S.A.	92	12,108
Renault S.A.	789	86,658
Rexel S.A.	1,203	21,671
Rubis SCA	265,054	19,548,135
Safran S.A.	64,681	7,307,734
Sanofi	11,989	1,058,048
Schneider Electric SE *	2,344	219,626
SCOR SE	731	32,718
SEB S.A.	2,993	618,360
SES S.A.	1,500	23,408
Societe BIC S.A.	114	13,055
Societe Generale S.A.	3,161	183,710
Sodexo S.A.	373	47,812
SOITEC *	32,997	2,703,849
Solutions 30 SE *	117,573	4,349,987
STMicroelectronics N.V.	2,602	62,135
Suez	1,556	23,195
Teleperformance	32,244	4,886,696
Thales S.A.	26,683	2,990,992
TOTAL S.A.	149,183	8,649,618
Trigano S.A.	14,732	2,859,800
UbiSoft Entertainment S.A. *	253	21,653
Valeo S.A.	153,501	12,086,465
Veolia Environnement S.A.	60,703	1,530,238
Security	Number of Shares	Value ($)
Vinci S.A.	45,608	4,929,256
Vivendi S.A.	4,253	124,611
Wendel S.A.	112	20,883
Worldline S.A. *	107,852	6,100,649
Zodiac Aerospace	815	25,327
		187,228,097

Georgia 0.0%
BGEO Group plc	11,439	594,661

Germany 9.4%
1&1 Drillisch AG	213	17,718
adidas AG	14,211	3,302,282
Aixtron SE *	246,636	3,725,927
Allianz SE	87,445	22,117,133
Aurelius Equity Opportunities SE & Co. KGaA	41,328	3,036,584
Axel Springer SE	220	19,333
BASF SE	3,790	444,482
Bayer AG	3,412	447,099
Bayerische Motoren Werke AG	184,866	21,116,710
Bechtle AG	7,578	691,136
Beiersdorf AG	420	49,797
Brenntag AG	635	41,223
Carl Zeiss Meditec AG, Class B	69,967	4,579,672
Commerzbank AG *	4,433	73,149
Continental AG	35,946	10,798,461
Covestro AG	22,021	2,535,724
Daimler AG	250,775	22,967,653
Deutsche Bank AG	8,528	156,921
Deutsche Boerse AG	799	102,684
Deutsche Lufthansa AG	952	34,008
Deutsche Post AG	3,993	188,607
Deutsche Telekom AG	13,773	241,579
Deutsche Wohnen SE	1,442	65,201
Duerr AG	43,389	5,977,610
E.ON SE	8,974	94,326
Evonik Industries AG	649	25,645
Fielmann AG	86,184	7,546,201
Fraport AG Frankfurt Airport Services Worldwide	169	20,009
Fresenius Medical Care AG & Co. KGaA	889	102,468
Fresenius SE & Co. KGaA	1,706	149,320
GEA Group AG	753	37,452
Gerresheimer AG	48,716	4,255,116
Hannover Rueck SE	253	34,601
HeidelbergCement AG	620	67,305
Henkel AG & Co. KGaA	420	52,573
HOCHTIEF AG	83	15,010
Hugo Boss AG	262	24,063
Infineon Technologies AG	131,110	3,817,422
Innogy SE	552	21,044
JOST Werke AG *	71,013	3,584,858
K&S AG	751	21,107
KION Group AG	10,082	926,685
LANXESS AG	364	31,786
Linde AG *	766	186,972
MAN SE	140	16,652
Merck KGaA	522	57,138
METRO AG *	710	15,441
MorphoSys AG *	54,933	5,419,012
MTU Aero Engines AG	57,278	10,268,151
Muenchener Rueckversicherungs-Gesellschaft AG	638	150,100
Nemetschek SE	20,913	2,060,444
Norma Group SE	59,002	4,647,326
OSRAM Licht AG	406	35,484

7

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ProSiebenSat.1 Media SE	950	36,394
QIAGEN N.V. *	95,769	3,203,226
Rational AG	5,444	3,829,444
Rheinmetall AG	53,653	7,594,588
RTL Group S.A.	157	13,312
RWE AG *	2,164	43,401
SAP SE	29,443	3,331,196
Siemens AG	3,156	479,094
Stabilus S.A.	71,108	6,893,266
Symrise AG	507	42,488
Telefonica Deutschland Holding AG	3,020	15,266
ThyssenKrupp AG	1,778	55,980
Uniper SE	807	24,091
United Internet AG	515	37,575
Volkswagen AG	129	28,620
Vonovia SE	79,724	3,931,397
Washtec AG	2,960	256,191
Wirecard AG	11,919	1,486,046
Zalando SE *	440	25,789
		177,741,768

Hong Kong 1.5%
AIA Group Ltd.	485,400	4,146,044
ASM Pacific Technology Ltd.	157,800	2,149,314
BOC Hong Kong (Holdings) Ltd.	15,500	79,051
China High Precision Automation Group Ltd. *(d)	766,000	—
CK Asset Holdings Ltd.	10,538	100,275
CK Hutchison Holdings Ltd.	11,038	148,886
CK Infrastructure Holdings Ltd.	2,574	22,907
CLP Holdings Ltd.	7,000	71,320
First Pacific Co., Ltd.	10,000	7,132
Galaxy Entertainment Group Ltd.	510,000	4,499,162
Hang Lung Group Ltd.	4,000	15,183
Hang Lung Properties Ltd.	8,000	21,086
Hang Seng Bank Ltd.	3,200	76,030
Henderson Land Development Co., Ltd.	5,098	35,577
HK Electric Investments & HK Electric Investments Ltd.	13,000	12,015
HKBN Ltd.	2,530,983	3,183,687
HKT Trust & HKT Ltd.	15,120	18,845
Hong Kong & China Gas Co., Ltd.	34,217	67,583
Hong Kong Exchanges & Clearing Ltd.	4,800	181,083
Hongkong Land Holdings Ltd.	4,900	35,287
Hysan Development Co., Ltd.	3,000	16,759
Kerry Properties Ltd.	2,500	11,952
Kingston Financial Group Ltd.	16,000	12,416
Li & Fung Ltd.	28,000	14,264
Link REIT	9,000	79,654
Luk Fook Holdings International Ltd.	744,000	2,663,036
Melco International Development Ltd.	1,916,000	5,736,147
Melco Resorts & Entertainment Ltd. ADR	975	29,035
MGM China Holdings Ltd.	4,000	12,299
Minth Group Ltd.	4,000	22,524
MTR Corp., Ltd.	6,500	37,174
Nameson Holdings Ltd.	6,040,000	2,466,462
New World Development Co., Ltd.	25,774	41,547
NWS Holdings Ltd.	7,572	14,717
PCCW Ltd.	17,000	9,791
Power Assets Holdings Ltd.	6,000	53,322
Sands China Ltd.	10,000	59,427
Shangri-La Asia Ltd.	6,000	15,214
Sino Land Co., Ltd.	14,000	25,807
SJM Holdings Ltd.	8,683	8,659
Skyworth Digital Holdings Ltd.	5,392,000	2,641,837
Sun Hung Kai Properties Ltd.	5,702	98,581
Swire Pacific Ltd., Class A	2,000	19,962
Swire Properties Ltd.	4,800	16,804
Security	Number of Shares	Value ($)
Techtronic Industries Co., Ltd.	6,000	39,961
The Bank of East Asia Ltd.	4,800	20,720
The Wharf Holdings Ltd.	5,349	21,794
WH Group Ltd.	36,000	44,510
Wharf Real Estate Investment Co., Ltd. *	5,349	36,959
Wheelock & Co., Ltd.	3,000	23,462
Wynn Macau Ltd.	6,400	22,611
Yue Yuen Industrial Holdings Ltd.	3,000	13,538
		29,201,412

Hungary 0.1%
MOL Hungarian Oil & Gas plc	96,184	1,174,817

India 2.0%
Adani Ports & Special Economic Zone Ltd.	81,811	549,846
Axis Bank Ltd.	690,924	6,439,268
Bharat Electronics Ltd.	190,815	506,862
Bharti Infratel Ltd.	77,217	425,971
Britannia Industries Ltd.	16,883	1,242,307
Dewan Housing Finance Corp., Ltd.	388,998	3,552,569
Future Retail Ltd. *	482,421	4,225,115
HDFC Bank Ltd.	75,486	2,376,221
Hindustan Zinc Ltd.	106,532	518,701
Indiabulls Housing Finance Ltd.	32,097	700,564
IndusInd Bank Ltd.	42,836	1,179,152
Infosys Ltd.	13,284	239,766
Infosys Ltd. ADR	110,500	1,990,105
MakeMyTrip Ltd. *	14,267	436,570
Maruti Suzuki India Ltd.	18,538	2,767,805
Motherson Sumi Systems Ltd.	128,572	738,412
Praxis Home Retail Ltd. *	18,558	83,156
Satin Creditcare Network Ltd. *	158,731	1,164,151
UPL Ltd.	48,413	571,630
Vakrangee Ltd.	1,119,609	6,420,649
Voltas Ltd.	98,006	929,746
Yes Bank Ltd.	276,346	1,534,968
		38,593,534

Indonesia 0.8%
PT Bank Central Asia Tbk	2,303,300	3,910,497
PT Bank Mandiri (Persero) Tbk	10,274,200	6,245,922
PT Bank Tabungan Negara (Persero) Tbk	20,627,200	5,638,836
		15,795,255

Ireland 0.7%
AIB Group plc	3,263	22,748
Bank of Ireland Group plc *	3,764	36,731
CRH plc	3,459	128,461
DCC plc	365	38,364
Glanbia plc	332,863	5,692,806
ICON plc *	7,615	833,995
Kerry Group plc, Class A	28,113	2,992,991
Kingspan Group plc	14,232	656,367
Paddy Power Betfair plc	328	38,035
Ryanair Holdings plc ADR *	1,500	184,065
Shire plc	3,757	175,535
Smurfit Kappa Group plc	52,302	1,835,078
		12,635,176

Israel 0.1%
Azrieli Group Ltd.	173	9,416
Bank Hapoalim B.M.	4,312	32,216
Bank Leumi Le-Israel B.M.	5,857	35,951

8

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bezeq The Israeli Telecommunication Corp., Ltd.	8,089	13,333
Check Point Software Technologies Ltd. *	535	55,324
Elbit Systems Ltd.	91	13,744
Frutarom Industries Ltd.	6,361	663,111
Israel Chemicals Ltd.	2,525	10,628
Mizrahi Tefahot Bank Ltd.	574	11,172
Nice Ltd.	257	23,396
Teva Pharmaceutical Industries Ltd. ADR	3,767	76,885
Wix.com Ltd. *	6,488	396,092
		1,341,268

Italy 3.9%
Amplifon S.p.A.	219,244	3,895,215
Anima Holding S.p.A.	69,167	580,319
Assicurazioni Generali S.p.A.	5,155	102,271
Atlantia S.p.A.	1,884	62,360
Banca Generali S.p.A.	43,418	1,626,315
Biesse S.p.A.	55,755	3,133,459
Brembo S.p.A.	34,847	562,792
Buzzi Unicem S.p.A.	99,226	2,913,393
Davide Campari-Milano S.p.A.	602,907	4,802,233
Enel S.p.A.	366,987	2,333,081
Eni S.p.A.	10,484	188,735
EXOR N.V.	136,131	10,523,764
Ferrari N.V.	15,579	1,858,704
Fiat Chrysler Automobiles N.V. *	4,460	107,792
FinecoBank Banca Fineco S.p.A.	756,145	9,401,241
Gima TT S.p.A. *	120,800	2,626,136
Interpump Group S.p.A.	19,100	688,595
Intesa Sanpaolo S.p.A.	4,949,556	19,447,479
Leonardo S.p.A.	1,611	19,444
Luxottica Group S.p.A.	709	45,588
Mediobanca S.p.A.	2,293	27,887
Moncler S.p.A.	190,550	6,279,621
Poste Italiane S.p.A	2,071	17,135
Prysmian S.p.A.	876	30,816
Recordati S.p.A.	23,105	1,052,164
Snam S.p.A.	9,230	44,897
Telecom Italia S.p.A. *	46,380	41,736
Tenaris S.A.	112,050	1,957,247
Terna - Rete Elettrica Nationale S.p.A.	6,006	36,150
UniCredit S.p.A. *	8,224	181,319
UnipolSai Assicurazioni S.p.A.	4,029	10,417
		74,598,305

Japan 13.4%
ABC-Mart, Inc.	100	6,507
Acom Co., Ltd. *	2,000	8,751
Aeon Co., Ltd.	2,500	42,681
AEON Financial Service Co., Ltd.	500	12,509
Aeon Mall Co., Ltd.	500	11,018
Air Water, Inc.	578	12,403
Aisin Seiki Co., Ltd.	700	40,972
Ajinomoto Co., Inc.	2,178	41,430
Alfresa Holdings Corp.	800	19,472
Alps Electric Co., Ltd.	800	23,118
Amada Holdings Co., Ltd.	1,326	19,724
ANA Holdings, Inc.	440	17,950
Anritsu Corp.	417,800	5,379,852
Aozora Bank Ltd.	500	20,309
Ariake Japan Co., Ltd.	62,800	5,457,773
Asahi Glass Co., Ltd.	800	35,228
Asahi Group Holdings Ltd.	78,400	3,960,963
Asahi Intecc Co., Ltd.	93,600	3,595,828
Asahi Kasei Corp.	235,163	3,085,336
Asics Corp.	600	9,906
Security	Number of Shares	Value ($)
Astellas Pharma, Inc.	8,500	111,785
Bandai Namco Holdings, Inc.	20,900	683,962
Benesse Holdings, Inc.	300	11,304
Bridgestone Corp.	2,700	131,776
Brother Industries Ltd.	1,000	25,689
Calbee, Inc.	300	10,600
Canon, Inc.	4,365	174,163
Casio Computer Co., Ltd.	836	12,730
Central Japan Railway Co.	600	113,976
Chubu Electric Power Co., Inc.	2,631	33,156
Chugai Pharmaceutical Co., Ltd.	900	47,567
Coca-Cola Bottlers Japan Holdings, Inc.	500	17,713
Concordia Financial Group Ltd.	5,100	31,098
Cosmos Pharmaceutical Corp.	4,300	768,900
Credit Saison Co., Ltd.	711	12,990
CYBERDYNE, Inc. *	500	8,666
Dai Nippon Printing Co., Ltd.	1,100	24,598
Dai-ichi Life Holdings, Inc.	4,400	92,785
Daicel Corp.	1,100	13,376
Daifuku Co., Ltd.	45,300	3,050,078
Daiichi Sankyo Co., Ltd.	2,300	77,220
Daikin Industries Ltd.	39,700	4,790,232
Daito Trust Construction Co., Ltd.	300	52,579
Daiwa House Industry Co., Ltd.	2,300	91,100
Daiwa House REIT Investment Corp.	6	14,740
Daiwa Securities Group, Inc.	7,000	50,390
Dena Co., Ltd.	400	8,688
Denka Co., Ltd.	120,800	4,828,196
Denso Corp.	2,000	125,732
Dentsu, Inc.	900	40,382
Disco Corp.	100	23,584
DMG Mori Co., Ltd.	168,100	3,849,201
Don Quijote Holdings Co., Ltd.	500	27,703
East Japan Railway Co.	1,338	133,552
Eisai Co., Ltd.	1,100	62,602
Electric Power Development Co., Ltd.	600	17,103
F.C.C. Co., Ltd.	123,500	3,321,189
FamilyMart UNY Holdings Co., Ltd.	300	20,176
FANUC Corp.	17,899	4,858,118
Fast Retailing Co., Ltd.	230	102,944
Fuji Electric Co., Ltd.	2,000	16,512
FUJIFILM Holdings Corp.	1,700	65,530
Fujitsu Ltd.	8,000	59,069
Fukuoka Financial Group, Inc.	3,000	17,456
GMO Payment Gateway, Inc.	42,600	3,748,315
H.I.S. Co., Ltd.	105,800	3,832,663
Hakuhodo DY Holdings, Inc.	900	13,551
Hamamatsu Photonics K.K.	600	22,263
Hankyu Hanshin Holdings, Inc.	1,000	40,402
Hikari Tsushin, Inc.	100	14,576
Hino Motors Ltd.	1,100	14,628
Hirose Electric Co., Ltd.	100	15,057
Hisamitsu Pharmaceutical Co., Inc.	300	20,561
Hitachi Chemical Co., Ltd.	25,000	640,414
Hitachi Construction Machinery Co., Ltd.	400	17,992
Hitachi High-Technologies Corp.	300	14,165
Hitachi Ltd.	20,322	162,165
Hitachi Metals Ltd.	1,000	13,645
Hogy Medical Co., Ltd.	68,300	5,180,053
Honda Motor Co., Ltd.	7,107	250,634
Hoshizaki Corp.	5,600	531,275
Hosiden Corp.	78,000	1,297,784
Hoya Corp.	1,600	82,181
Hulic Co., Ltd.	1,200	15,256
Ichikoh Industries Ltd.	191,800	1,800,777
Idemitsu Kosan Co., Ltd.	600	22,523
IHI Corp.	600	20,153
Iida Group Holdings Co., Ltd.	713	14,150
Inpex Corp.	3,800	49,558

9

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Investors Cloud Co., Ltd.	297,000	4,624,684
Isetan Mitsukoshi Holdings Ltd.	1,321	15,870
Isuzu Motors Ltd.	2,200	37,255
ITOCHU Corp.	6,129	120,598
Itochu Techno-Solutions Corp.	112,400	4,953,564
Izumi Co., Ltd.	8,400	533,670
J. Front Retailing Co., Ltd.	1,000	18,380
Japan Airlines Co., Ltd.	500	18,894
Japan Airport Terminal Co., Ltd.	200	7,770
Japan Aviation Electronics Industry Ltd.	30,000	504,332
Japan Exchange Group, Inc.	2,100	37,921
Japan Post Bank Co., Ltd.	1,700	23,010
Japan Post Holdings Co., Ltd.	6,400	76,507
Japan Prime Realty Investment Corp.	3	10,607
Japan Real Estate Investment Corp.	5	25,694
Japan Retail Fund Investment Corp.	10	19,960
Japan Tobacco, Inc.	4,500	149,129
JFE Holdings, Inc.	2,100	49,926
JGC Corp.	800	17,387
JSR Corp.	800	19,016
JTEKT Corp.	900	16,160
JXTG Holdings, Inc.	12,485	83,120
Kajima Corp.	4,000	39,712
Kakaku.com, Inc.	600	10,542
Kamigumi Co., Ltd.	500	11,005
Kaneka Corp.	1,337	12,446
Kansai Paint Co., Ltd.	873	21,594
Kao Corp.	2,000	138,977
Kawasaki Heavy Industries Ltd.	600	24,845
KDDI Corp.	7,400	187,799
Keihan Holdings Co., Ltd.	425	13,473
Keikyu Corp.	1,000	19,764
Keio Corp.	500	23,808
Keisei Electric Railway Co., Ltd.	533	18,100
Keyence Corp.	5,500	3,361,090
KH Neochem Co., Ltd.	48,700	1,423,187
Kikkoman Corp.	614	25,493
Kintetsu Group Holdings Co., Ltd.	700	27,716
Kirin Holdings Co., Ltd.	3,600	90,180
Kobe Steel Ltd. *	1,400	14,577
Koito Manufacturing Co., Ltd.	22,585	1,595,360
Komatsu Ltd.	127,500	5,011,067
Konami Holdings Corp.	400	23,049
Konica Minolta, Inc.	2,000	20,020
Kose Corp.	7,300	1,260,703
Kubota Corp.	4,300	87,881
Kuraray Co., Ltd.	1,500	28,175
Kurita Water Industries Ltd.	400	13,131
Kyocera Corp.	1,300	86,782
Kyowa Hakko Kirin Co., Ltd.	1,100	21,459
Kyushu Electric Power Co., Inc.	1,700	18,689
Kyushu Financial Group, Inc.	1,300	7,811
Kyushu Railway Co.	683	21,966
Lawson, Inc.	229	15,530
LINE Corp. *	200	8,940
Lion Corp.	1,000	18,764
LIXIL Group Corp.	1,100	30,996
M3, Inc.	900	32,992
Mabuchi Motor Co., Ltd.	200	11,901
Makita Corp.	900	42,520
Marubeni Corp.	6,645	49,977
Marui Group Co., Ltd.	800	14,623
Maruichi Steel Tube Ltd.	200	6,019
Maxell Holdings Ltd.	220,600	5,096,508
Mazda Motor Corp.	2,300	32,397
McDonald's Holdings Co., Ltd.	300	13,509
Mebuki Financial Group, Inc.	4,210	19,220
Medipal Holdings Corp.	700	13,664
MEIJI Holdings Co., Ltd.	500	41,936
Security	Number of Shares	Value ($)
Minebea Mitsumi, Inc.	34,587	787,183
MISUMI Group, Inc.	233,930	7,082,552
Mitsubishi Chemical Holdings Corp.	5,800	63,256
Mitsubishi Corp.	6,249	175,130
Mitsubishi Electric Corp.	7,900	145,393
Mitsubishi Estate Co., Ltd.	5,087	97,847
Mitsubishi Gas Chemical Co., Inc.	700	19,842
Mitsubishi Heavy Industries Ltd.	1,300	49,055
Mitsubishi Materials Corp.	504	18,763
Mitsubishi Motors Corp.	2,700	20,091
Mitsubishi Tanabe Pharma Corp.	900	18,304
Mitsubishi UFJ Financial Group, Inc.	941,800	7,121,296
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,800	11,666
Mitsui & Co., Ltd.	7,000	123,161
Mitsui Chemicals, Inc.	800	25,224
Mitsui Fudosan Co., Ltd.	3,700	97,443
Mitsui Mining & Smelting Co., Ltd.	14,785	830,363
Mitsui O.S.K. Lines Ltd.	500	18,012
Mixi, Inc.	201	8,875
Mizuho Financial Group, Inc.	98,600	186,921
MS&AD Insurance Group Holdings, Inc.	1,910	65,244
Murata Manufacturing Co., Ltd.	824	121,856
Musashi Seimitsu Industry Co., Ltd.	110,000	3,518,257
Nabtesco Corp.	16,900	803,575
Nagoya Railroad Co., Ltd.	800	21,118
NEC Corp.	1,100	33,258
Nexon Co., Ltd. *	800	26,729
NGK Insulators Ltd.	1,100	22,506
NGK Spark Plug Co., Ltd.	700	18,536
NH Foods Ltd.	409	9,852
Nichias Corp.	42,000	572,294
Nidec Corp.	1,000	160,944
Nifco, Inc.	160,900	11,288,919
Nihon M&A Center, Inc.	203,700	12,154,566
Nikon Corp.	1,400	27,302
Nintendo Co., Ltd.	11,300	5,117,936
Nippon Building Fund, Inc.	6	32,152
Nippon Electric Glass Co., Ltd.	400	16,539
Nippon Express Co., Ltd.	300	21,618
Nippon Paint Holdings Co., Ltd.	700	25,161
Nippon Prologis REIT, Inc.	8	18,357
Nippon Shinyaku Co., Ltd.	53,800	3,689,807
Nippon Shokubai Co., Ltd.	16,700	1,189,232
Nippon Steel & Sumitomo Metal Corp.	3,100	79,119
Nippon Telegraph & Telephone Corp.	2,900	138,866
Nippon Yusen K.K. *	700	17,597
Nissan Chemical Industries Ltd.	500	20,444
Nissan Motor Co., Ltd.	9,600	102,840
Nisshin Seifun Group, Inc.	800	16,082
Nissin Foods Holdings Co., Ltd.	200	14,839
Nitori Holdings Co., Ltd.	12,205	1,947,357
Nitto Denko Corp.	700	64,316
NOK Corp.	400	9,332
Nomura Holdings, Inc.	15,000	97,927
Nomura Real Estate Holdings, Inc.	500	11,979
Nomura Real Estate Master Fund, Inc.	16	22,277
Nomura Research Institute Ltd.	21,260	981,577
NSK Ltd.	1,600	26,536
NTT Data Corp.	2,500	29,513
NTT DOCOMO, Inc.	5,600	139,145
Obayashi Corp.	2,600	31,391
Obic Co., Ltd.	300	23,447
Odakyu Electric Railway Co., Ltd.	1,200	26,505
Oji Holdings Corp.	4,000	27,483
Olympus Corp.	126,200	4,861,732
Omron Corp.	24,400	1,529,350
Ono Pharmaceutical Co., Ltd.	1,700	42,002
Oracle Corp., Japan	200	16,154
Oriental Land Co., Ltd.	900	87,969

10

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ORIX Corp.	5,400	101,151
Osaka Gas Co., Ltd.	1,600	31,828
Otsuka Corp.	10,800	909,231
Otsuka Holdings Co., Ltd.	1,600	71,076
Outsourcing, Inc.	244,400	4,630,652
Panasonic Corp.	9,000	133,625
Park24 Co., Ltd.	400	10,006
Persol Holdings Co., Ltd.	23,900	597,150
Pigeon Corp.	109,300	4,273,714
Pola Orbis Holdings, Inc.	34,200	1,338,827
Rakuten, Inc. *	3,800	34,389
Recruit Holdings Co., Ltd.	4,500	109,894
Renesas Electronics Corp. *	74,500	877,924
Resona Holdings, Inc.	8,900	53,898
Resorttrust, Inc.	273,400	6,516,208
Ricoh Co., Ltd.	2,900	28,585
Rinnai Corp.	100	9,442
Rohm Co., Ltd.	400	44,066
Rohto Pharmaceutical Co., Ltd.	139,800	3,757,445
Ryohin Keikaku Co., Ltd.	100	33,445
Sakata Seed Corp.	66,600	2,340,421
Sankyo Co., Ltd.	200	6,498
Sankyu, Inc.	12,480	582,505
Santen Pharmaceutical Co., Ltd.	1,500	24,356
Sanwa Holdings Corp.	343,300	4,769,278
SBI Holdings, Inc.	836	20,323
SCSK Corp.	15,100	695,787
Secom Co., Ltd.	900	68,980
Seed Co. Ltd/Tokyo	10,300	593,693
Sega Sammy Holdings, Inc.	700	9,798
Seibu Holdings, Inc.	900	18,039
Seiko Epson Corp.	1,100	26,794
Sekisui Chemical Co., Ltd.	1,682	32,161
Sekisui House Ltd.	2,455	45,107
Seven & i Holdings Co., Ltd.	3,100	127,905
Seven Bank Ltd.	2,900	10,719
Sharp Corp. *	600	22,460
Shimadzu Corp.	43,900	1,115,135
Shimamura Co., Ltd.	142	16,694
Shimano, Inc.	345	49,452
Shimizu Corp.	2,300	23,658
Shin-Etsu Chemical Co., Ltd.	1,624	185,811
Shinsei Bank Ltd.	700	12,239
Shionogi & Co., Ltd.	1,200	66,421
Shiseido Co., Ltd.	1,600	82,171
SHO-BOND Holdings Co., Ltd.	65,500	5,270,604
Showa Shell Sekiyu K.K.	900	12,795
SMC Corp.	237	116,802
SoftBank Group Corp.	3,431	285,075
Sohgo Security Services Co., Ltd.	300	16,322
Sompo Holdings, Inc.	1,500	60,231
Sony Corp.	66,400	3,184,615
Sony Financial Holdings, Inc.	700	12,875
Stanley Electric Co., Ltd.	600	24,423
Start Today Co., Ltd.	22,700	670,724
Subaru Corp.	2,500	83,271
Sumco Corp.	1,000	27,216
Sumitomo Chemical Co., Ltd.	6,000	44,148
Sumitomo Corp.	4,800	82,995
Sumitomo Dainippon Pharma Co., Ltd.	700	10,334
Sumitomo Electric Industries Ltd.	3,100	53,057
Sumitomo Heavy Industries Ltd.	500	22,930
Sumitomo Metal Mining Co., Ltd.	1,000	46,953
Sumitomo Mitsui Financial Group, Inc.	5,500	247,698
Sumitomo Mitsui Trust Holdings, Inc.	1,400	58,294
Sumitomo Realty & Development Co., Ltd.	1,495	57,678
Sumitomo Rubber Industries Ltd.	800	15,582
Sundrug Co., Ltd.	300	12,911
Suntory Beverage & Food Ltd.	600	28,778
Security	Number of Shares	Value ($)
Suruga Bank Ltd.	27,400	555,512
Suzuken Co., Ltd.	300	12,788
Suzuki Motor Corp.	1,400	80,409
Sysmex Corp.	600	47,231
T&D Holdings, Inc.	2,200	39,446
Taiheiyo Cement Corp.	500	21,220
Taisei Corp.	18,700	954,459
Taisho Pharmaceutical Holdings Co., Ltd.	100	8,145
Taiyo Nippon Sanso Corp.	629	9,777
Takashimaya Co., Ltd.	1,000	10,405
Takeda Pharmaceutical Co., Ltd.	2,900	169,864
TDK Corp.	500	46,285
TechnoPro Holdings, Inc.	18,400	1,010,432
Teijin Ltd.	800	17,737
Terumo Corp.	1,300	63,628
The Bank of Kyoto Ltd.	300	16,903
The Chiba Bank Ltd.	3,000	26,117
The Chugoku Electric Power Co., Inc.	1,100	12,186
The Hachijuni Bank Ltd.	1,511	8,985
The Kansai Electric Power Co., Inc.	2,900	36,136
The Shizuoka Bank Ltd.	2,454	26,242
The Yokohama Rubber Co., Ltd.	500	12,765
THK Co., Ltd.	500	20,889
TIS, Inc.	18,200	645,748
Tobu Railway Co., Ltd.	800	26,971
Toho Co., Ltd.	500	16,953
Toho Gas Co., Ltd.	266	7,810
Tohoku Electric Power Co., Inc.	1,800	23,297
Tokio Marine Holdings, Inc.	2,800	132,389
Tokyo Base Co., Ltd. *	31,900	1,312,507
Tokyo Electric Power Co. Holdings, Inc. *	5,800	23,552
Tokyo Electron Ltd.	600	113,185
Tokyo Gas Co., Ltd.	1,600	38,177
Tokyo Tatemono Co., Ltd.	800	12,898
Tokyu Corp.	2,200	36,901
Tokyu Fudosan Holdings Corp.	2,000	15,835
Topcon Corp.	176,900	4,503,761
Toppan Printing Co., Ltd.	2,261	21,313
Toray Industries, Inc.	156,000	1,556,240
Toshiba Corp. *	27,000	77,264
Tosoh Corp.	1,200	27,627
TOTO Ltd.	600	34,450
Toyo Seikan Group Holdings Ltd.	700	11,347
Toyo Suisan Kaisha Ltd.	365	14,853
Toyo Tire & Rubber Co., Ltd.	60,600	1,294,140
Toyoda Gosei Co., Ltd.	300	7,984
Toyota Industries Corp.	714	46,674
Toyota Motor Corp.	245,977	16,947,158
Toyota Tsusho Corp.	900	36,577
Trend Micro, Inc. *	500	27,066
Tsubaki Nakashima Co., Ltd.	219,800	6,277,013
Tsuruha Holdings, Inc.	5,000	698,296
Ulvac, Inc.	10,500	703,844
Unicharm Corp.	1,700	45,535
United Urban Investment Corp.	12	18,961
USS Co., Ltd.	900	20,157
V Technology Co., Ltd.	13,600	2,708,748
West Japan Railway Co.	641	48,217
Yahoo Japan Corp.	5,700	27,493
Yakult Honsha Co., Ltd.	400	33,582
Yamada Denki Co., Ltd.	2,500	14,845
Yamaguchi Financial Group, Inc.	1,274	14,978
Yamaha Corp.	700	28,947
Yamaha Motor Co., Ltd.	1,200	40,092
Yamato Holdings Co., Ltd.	1,400	36,155
Yamazaki Baking Co., Ltd.	500	9,865
Yaskawa Electric Corp.	1,021	52,841

11

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yokogawa Electric Corp.	900	19,200
Zenkoku Hosho Co., Ltd.	75,700	3,548,467
		253,885,392

Luxembourg 0.0%
Millicom International Cellular S.A. SDR	257	19,161

Malaysia 0.1%
My EG Services Bhd	4,375,200	2,806,234

Mexico 0.4%
Arca Continental S.A.B. de C.V.	137,970	1,001,134
Grupo Televisa S.A.B. ADR	296,600	6,139,620
Infraestructura Energetica Nova S.A.B. de C.V.	90,200	470,149
		7,610,903

Netherlands 2.0%
ABN AMRO Group N.V. CVA	1,726	58,422
Aegon N.V.	7,222	49,351
AerCap Holdings N.V. *	569	30,783
Akzo Nobel N.V.	19,164	1,793,608
Altice N.V., Class A *	2,165	23,218
AMG Advanced Metallurgical Group N.V.	68,060	3,639,437
ArcelorMittal *	2,750	99,598
ASML Holding N.V.	20,844	4,225,880
ASR Nederland N.V.	175,427	7,662,781
Boskalis Westminster N.V.	44,513	1,776,238
Heineken Holding N.V.	470	49,860
Heineken N.V.	1,062	119,357
ING Groep N.V.	15,959	313,359
InterXion Holding N.V. *	41,923	2,630,668
Koninklijke Ahold Delhaize N.V.	5,273	117,799
Koninklijke DSM N.V.	752	77,751
Koninklijke KPN N.V.	13,941	48,853
Koninklijke Philips N.V.	74,366	3,031,139
Koninklijke Vopak N.V.	285	12,865
NN Group N.V.	1,248	58,862
NXP Semiconductors N.V. *	1,421	170,975
Randstad Holding N.V.	474	33,459
Refresco Group N.V.	285,760	7,056,679
RELX N.V.	3,995	88,463
Royal Dutch Shell plc, A Shares	36,160	1,269,830
Unibail-Rodamco SE	410	105,118
Unilever N.V. CVA	6,724	388,124
Wolters Kluwer N.V.	58,848	3,114,841
		38,047,318

New Zealand 1.5%
a2 Milk Co., Ltd. *	1,035,604	6,941,515
Auckland International Airport Ltd.	1,728,415	8,515,743
Fisher & Paykel Healthcare Corp., Ltd.	266,239	2,610,651
Fletcher Building Ltd.	2,756	15,899
Mercury NZ Ltd.	2,403,662	6,111,257
Meridian Energy Ltd.	5,261	11,243
Ryman Healthcare Ltd.	1,821	14,704
SKYCITY Entertainment Group Ltd.	1,352,351	4,135,953
Spark New Zealand Ltd.	7,727	20,440
		28,377,405

Security	Number of Shares	Value ($)
Norway 0.3%
Aker BP A.S.A	126,082	3,648,570
DNB A.S.A.	4,043	82,175
Gjensidige Forsikring A.S.A.	794	14,979
Marine Harvest A.S.A. *	1,701	29,454
Norsk Hydro A.S.A.	246,164	1,792,405
Orkla A.S.A.	3,360	34,965
Schibsted A.S.A., B Shares	430	12,992
Statoil A.S.A.	4,783	112,072
Telenor A.S.A.	3,124	73,038
Yara International A.S.A.	748	35,979
		5,836,629

Papua New Guinea 0.0%
Oil Search Ltd.	5,652	34,472

Peru 0.2%
Credicorp Ltd.	15,974	3,700,058

Portugal 0.1%
Banco Comercial Portugues S.A., Class R *	6,173,411	2,464,889
Banco Espirito Santo S.A. *(d)	42,176	—
EDP - Energias de Portugal S.A.	9,679	33,996
Galp Energia, SGPS, S.A.	2,094	40,000
Jeronimo Martins, SGPS, S.A.	1,001	21,320
		2,560,205

Republic of Korea 1.4%
Finetex EnE, Inc. *	307,892	1,946,220
Hugel, Inc. *	902	476,841
InBody Co., Ltd. *	94,156	3,734,918
ING Life Insurance Korea Ltd.	47,323	2,592,495
LG Innotek Co., Ltd.	4,041	472,805
Loen Entertainment, Inc.	29,478	3,042,071
Mando Corp.	13,460	3,498,396
Modetour Network, Inc. *	110,742	3,454,915
Netmarble Games Corp. *	5,592	908,797
Samsung Electronics Co., Ltd.	2,544	5,946,162
Samsung SDI Co., Ltd.	6,482	1,194,863
		27,268,483

Russia 0.0%
Globaltrans Investment plc GDR	34,600	372,296

Singapore 1.8%
Ascendas Real Estate Investment Trust	3,077,833	6,464,726
CapitaLand Commercial Trust	11,660	16,608
CapitaLand Ltd.	10,200	29,780
CapitaLand Mall Trust	4,712,000	7,543,223
City Developments Ltd.	1,627	16,397
ComfortDelGro Corp., Ltd.	8,400	13,431
DBS Group Holdings Ltd.	7,416	148,847
Genting Singapore plc	24,600	25,260
Golden Agri-Resources Ltd.	34,700	10,024
Hutchison Port Holdings Trust, Class U	25,700	10,629
Jardine Cycle & Carriage Ltd.	411	12,488
Jardine Matheson Holdings Ltd.	909	57,699
Jardine Strategic Holdings Ltd.	900	35,820
Keppel Corp., Ltd.	6,000	39,508
Oversea-Chinese Banking Corp., Ltd.	12,938	127,204
SATS Ltd.	2,284,700	9,607,529
Sembcorp Industries Ltd.	3,800	9,820
Singapore Airlines Ltd.	2,131	18,354

12

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Singapore Exchange Ltd.	3,200	19,971
Singapore Press Holdings Ltd.	6,300	12,651
Singapore Technologies Engineering Ltd.	6,200	15,907
Singapore Telecommunications Ltd.	33,700	90,926
StarHub Ltd.	3,300	7,261
Suntec Real Estate Investment Trust	10,824	17,049
United Overseas Bank Ltd.	5,541	115,657
UOL Group Ltd.	2,100	14,603
Venture Corp., Ltd.	495,700	8,683,841
Wilmar International Ltd.	6,500	15,830
Yangzijiang Shipbuilding Holdings Ltd.	10,500	12,770
		33,193,813

South Africa 0.4%
Bid Corp., Ltd.	26,434	591,773
Dis-Chem Pharmacies Ltd.	1,903,254	5,830,460
Mr. Price Group Ltd.	24,700	595,991
RMB Holdings Ltd.	122,055	812,220
The Bidvest Group Ltd.	26,434	556,599
		8,387,043

Spain 1.2%
Abertis Infraestructuras S.A.	2,876	69,773
ACS Actividades de Construccion y Servicios S.A.	976	39,052
Aena SME S.A.	282	61,407
Amadeus IT Group S.A.	50,284	3,898,459
Banco Bilbao Vizcaya Argentaria S.A.	27,552	258,563
Banco De Sabadell S.A.	22,171	52,696
Banco Santander S.A.	66,647	494,803
Bankia S.A.	4,090	20,704
Bankinter S.A.	183,359	2,108,199
CaixaBank S.A.	14,582	78,657
Enagas S.A.	903	24,599
Endesa S.A.	1,266	28,418
Ferrovial S.A.	2,036	46,740
Gas Natural SDG S.A.	1,463	33,827
Grifols S.A.	1,246	40,074
Iberdrola S.A.	24,025	195,558
Iberdrola S.A. Interim Shares *(d)	506	4,116
Industria de Diseno Textil S.A.	4,495	160,846
Inmobiliaria Colonial Socimi S.A.	401,664	4,486,885
International Consolidated Airlines Group S.A.	2,586	23,479
Mapfre S.A.	4,274	15,177
Masmovil Ibercom S.A. *	47,627	5,995,913
NH Hotel Group S.A.	496,450	3,774,666
Prosegur Cia de Seguridad S.A.	59,934	498,272
Red Electrica Corp. S.A.	1,811	38,199
Repsol S.A.	5,219	98,226
Siemens Gamesa Renewable Energy S.A.	1,017	15,868
Telefonica S.A.	18,589	190,696
		22,753,872

Sweden 3.4%
AAK AB	114,602	10,659,468
AF AB, B Shares	353,944	8,489,374
Alfa Laval AB	1,214	31,861
Assa Abloy AB, Class B	4,143	91,836
Atlas Copco AB, A Shares	84,509	3,963,281
Atlas Copco AB, B Shares	1,626	67,864
Boliden AB	57,267	2,078,960
Dometic Group AB	205,283	2,221,681
Electrolux AB, B Shares	992	35,046
Essity AB, Class B *	2,459	73,661
Fabege AB	24,556	537,657
Security	Number of Shares	Value ($)
Getinge AB, B Shares	932	12,771
Hennes & Mauritz AB, B Shares	906,614	16,031,624
Hexagon AB, B Shares	35,032	2,088,823
Hexpol AB	44,283	475,486
Hufvudstaden AB, A Shares	22,367	359,980
Husqvarna AB, B Shares	52,065	543,135
ICA Gruppen AB	327	12,775
Industrivarden AB, C Shares	717	19,101
Intrum Justitia AB	18,992	704,737
Investor AB, B Shares	1,882	92,032
Kinnevik AB, Class B	933	34,035
LE Lundbergfortagen AB, B Shares	154	12,428
Lundin Petroleum AB *	743	18,537
Nordea Bank AB	12,520	154,561
Saab AB, Class B	11,106	532,029
Sandvik AB	4,625	91,051
Securitas AB, B Shares	1,246	23,064
Skandinaviska Enskilda Banken AB, A Shares	6,284	79,416
Skanska AB, B Shares	1,400	28,455
SKF AB, B Shares	267,530	6,612,507
SSAB AB, A Shares *	808,934	5,132,536
Svenska Handelsbanken AB, A Shares	6,224	90,585
Swedbank AB, A Shares	3,741	95,674
Swedish Match AB	752	30,459
Tele2 AB, B Shares	1,405	17,571
Telefonaktiebolaget LM Ericsson, B Shares	12,696	81,659
Telia Co. AB	10,509	52,752
Volvo AB, B Shares	97,916	1,998,518
		63,676,990

Switzerland 5.7%
ABB Ltd.	7,550	210,439
Adecco Group AG	658	54,141
Baloise Holding AG	209	34,193
Barry Callebaut AG *	9	18,420
Belimo Holding AG	663	3,109,315
Burckhardt Compression Holding AG	10,617	3,946,461
Cembra Money Bank AG *	5,753	567,511
Chocoladefabriken Lindt & Spruengli AG	4	25,055
Cie Financiere Richemont S.A.	82,551	7,917,962
Clariant AG *	931	26,648
Credit Suisse Group AG *	967,096	18,704,617
Daetwyler Holding AG	12,814	2,720,783
dormakaba Holding AG, Series B *	570	524,451
Dufry AG *	5,530	857,855
EMS-Chemie Holding AG	33	24,259
Geberit AG	153	72,465
Georg Fischer AG	3,540	5,124,686
Givaudan S.A.	38	91,476
Idorsia Ltd. *	105,034	3,261,330
Julius Baer Group Ltd. *	905	62,170
Kuehne & Nagel International AG	21,790	4,001,795
LafargeHolcim Ltd. *	201,434	12,324,744
Landis&Gyr Group AG *	39,712	3,285,333
Leonteq AG *	17,530	1,094,011
Logitech International S.A.	94,942	3,981,761
Lonza Group AG *	16,752	4,654,317
Nestle S.A.	22,929	1,980,651
Novartis AG	9,171	827,747
Pargesa Holding S.A.	171	15,589
Partners Group Holding AG	4,909	3,814,563
Roche Holding AG	2,897	715,774
Schindler Holding AG	248	61,566
SGS S.A.	22	59,140
Sika AG	9	77,965
Sonova Holding AG	212	34,189
Straumann Holding AG	8,337	6,363,489

13

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Swiss Life Holding AG *	131	49,190
Swiss Prime Site AG *	284	27,495
Swiss Re AG	1,287	126,941
Swisscom AG	107	58,432
Tecan Group AG	14,872	3,291,936
Temenos Group AG *	28,922	3,996,918
The Swatch Group AG	241	20,818
The Swatch Group AG - Bearer Shares	10,040	4,593,193
U-Blox Holding AG *	24,003	5,032,537
UBS Group AG *	15,058	305,668
Vifor Pharma AG	208	30,590
Zurich Insurance Group AG	621	204,276
		108,384,865

Taiwan 1.0%
Airtac International Group	155,070	2,460,440
Chailease Holding Co., Ltd.	1,146,000	3,851,668
MediaTek, Inc.	182,000	1,862,259
Silergy Corp.	59,000	1,259,131
Taiwan Semiconductor Manufacturing Co., Ltd.	98,000	856,452
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	108,091	4,897,603
TCI Co., Ltd.	259,000	2,968,074
		18,155,627

Thailand 0.2%
PTT Global Chemical PCL	293,500	901,960
Taokaenoi Food & Marketing PCL	3,501,500	2,493,086
		3,395,046

United Kingdom 15.3%
3i Group plc	176,930	2,339,549
Abcam plc	26,215	457,521
Admiral Group plc	882	23,162
Anglo American plc	5,507	133,495
Antofagasta plc	1,567	20,739
Ashtead Group plc	224,311	6,705,342
Associated British Foods plc	1,441	55,889
AstraZeneca plc	5,206	361,365
Auto Trader Group plc	3,893	19,904
AVEVA Group plc	59,683	2,528,668
Aviva plc	16,722	121,994
Babcock International Group plc	1,027	10,003
BAE Systems plc	13,080	110,357
Barclays plc	70,455	200,368
Barratt Developments plc	4,148	34,457
Bellway plc	137,696	6,491,236
BHP Billiton plc	8,705	193,862
BP plc	81,475	581,274
British American Tobacco plc	9,458	646,423
BT Group plc	34,908	127,538
Bunzl plc	1,370	40,076
Burberry Group plc	8,626	193,451
Burford Capital Ltd.	160,605	2,804,830
Capita plc	2,806	7,263
Carnival plc	34,821	2,456,784
Centrica plc	22,757	43,120
Cineworld Group plc	700,252	5,126,237
Close Brothers Group plc	22,942	512,958
CNH Industrial N.V.	1,014,567	15,002,086
Cobham plc *	9,706	18,019
Coca-Cola European Partners plc	911	36,586
Coca-Cola HBC AG *	719	24,155
Compass Group plc	207,314	4,364,973
ContourGlobal plc *	2,155,160	7,723,447
Security	Number of Shares	Value ($)
ConvaTec Group plc	5,922	16,997
Croda International plc	170,991	10,882,337
Dechra Pharmaceuticals plc	20,721	705,437
Diageo plc	276,775	9,961,783
Diploma plc	371,511	6,161,080
Direct Line Insurance Group plc	5,477	28,715
easyJet plc	27,412	646,087
Elementis plc	569,915	2,342,220
Equiniti Group plc	662,723	2,550,020
Experian plc	275,674	6,353,672
Ferguson plc	14,049	1,084,922
Fevertree Drinks plc	22,444	780,107
Fresnillo plc	878	16,810
G4S plc	995,243	4,016,903
GKN plc	7,062	42,387
GlaxoSmithKline plc	20,302	377,903
Glencore plc *	4,482,791	25,692,636
Greene King plc	357,423	2,649,081
Greggs plc	172,851	3,237,122
Halma plc	327,518	5,944,229
Hammerson plc	3,152	22,079
Hargreaves Lansdown plc	1,036	27,338
Hiscox Ltd.	70,800	1,421,984
HSBC Holdings plc	82,867	884,079
IMI plc	1,063	20,059
Imperial Brands plc	3,951	162,597
InterContinental Hotels Group plc	733	49,045
Intermediate Capital Group plc	421,794	6,935,132
Intertek Group plc	23,370	1,667,465
Investec plc	2,851	22,150
ITV plc	14,455	34,275
J. Sainsbury plc	6,526	23,481
John Wood Group plc	2,757	25,415
Johnson Matthey plc	798	39,222
Jupiter Fund Management plc	99,801	838,428
Just Eat plc *	451,705	5,220,881
Kingfisher plc	8,978	44,196
Laird plc	2,334,605	4,146,799
Land Securities Group plc	2,998	42,683
Legal & General Group plc	24,618	94,567
Liberty Global plc, Class A *	99,000	3,700,620
Liberty Global plc, Class C *	253,200	9,054,432
Lloyds Banking Group plc	24,193,253	23,902,886
London Stock Exchange Group plc	1,307	72,911
Marks & Spencer Group plc	6,693	28,621
Mediclinic International plc	1,464	12,414
Meggitt plc	437,207	2,880,173
Merlin Entertainments plc	2,820	13,157
Metro Bank plc *	10,861	560,399
Micro Focus International plc	33,478	1,023,388
Mondi plc	1,499	39,953
National Grid plc	14,051	160,999
Next plc	618	44,623
Old Mutual plc	20,559	68,248
Pearson plc	3,387	33,337
Persimmon plc	1,267	45,010
Playtech plc	21,652	243,681
Prudential plc	10,624	287,592
Randgold Resources Ltd.	386	38,997
Reckitt Benckiser Group plc	2,761	266,630
RELX plc	4,406	97,504
Renishaw plc	9,971	702,111
Rentokil Initial plc	1,202,016	5,070,157
Rio Tinto plc	5,100	283,881
Rolls-Royce Holdings plc *	6,841	84,887
Rotork plc	757,553	3,178,704
Royal Bank of Scotland Group plc *	2,407,242	9,846,614
Royal Dutch Shell plc, A Shares	18,663	654,300
Royal Dutch Shell plc, B Shares	15,451	548,085

14

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Royal Mail plc	3,646	24,292
RSA Insurance Group plc	4,197	36,931
Sanne Group plc	189,039	1,988,895
Schroders plc	181,340	9,575,924
Schroders plc, Non-Voting Shares	1,100	41,620
Segro plc	166,240	1,374,838
Severn Trent plc	939	26,094
Sky plc	4,171	62,731
Smith & Nephew plc	3,607	64,903
Smiths Group plc	119,928	2,723,568
Spectris plc	93,293	3,456,173
Spirax-Sarco Engineering plc	125,850	10,136,278
SSE plc	4,164	77,221
SSP Group plc	465,908	4,031,504
St. James's Place plc	2,172	36,671
Standard Chartered plc *	13,541	157,553
Standard Life Aberdeen plc	10,989	66,423
Synthomer plc	71,714	482,641
Taylor Wimpey plc	13,443	36,380
Tesco plc	33,822	100,556
The Berkeley Group Holdings plc	540	30,405
The British Land Co., plc	4,027	38,229
The Sage Group plc	4,409	46,945
The Weir Group plc	946	29,659
Travis Perkins plc	1,072	22,230
TUI AG	1,788	40,424
Ultra Electronics Holdings plc	178,825	3,868,644
Unilever plc	5,216	295,206
United Utilities Group plc	2,806	29,434
Victrex plc	242,718	8,806,301
Vodafone Group plc	1,246,589	3,973,918
WH Smith plc	50,898	1,543,777
Whitbread plc	741	40,840
WM Morrison Supermarkets plc	9,458	29,812
WPP plc	541,888	9,813,582
		290,784,370

United States 0.5%
Willis Towers Watson plc	55,466	8,900,629
Total Common Stock
(Cost $1,259,704,502)		1,765,559,573

Preferred Stock 0.6% of net assets

Brazil 0.3%
Itau Unibanco Holding S.A.	392,750	6,445,137

Germany 0.3%
Bayerische Motoren Werke AG	235	22,969
Fuchs Petrolub SE	12,665	693,262
Henkel AG & Co. KGaA	734	102,646
Jungheinrich AG	78,957	3,904,700
Porsche Automobil Holding SE	630	58,299
Schaeffler AG	674	13,413
Volkswagen AG	767	168,666
		4,963,955

Security	Number of Shares	Value ($)
Italy 0.0%
Intesa Sanpaolo S.p.A. - RSP	4,119	15,722
Telecom Italia S.p.A. - RSP	25,361	19,391
		35,113
Total Preferred Stock
(Cost $7,606,522)		11,444,205

Other Investment Companies 4.2% of net assets

Equity Fund 0.0%
iShares MSCI EAFE ETF	923	68,154

Money Market Fund 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25% (a)	79,719,888	79,719,888
Total Other Investment Companies
(Cost $79,785,197)		79,788,042

Rights 0.0% of net assets

Italy 0.0%
UniCredit S.p.A. expires 02/21/18 *(d)	8,224	41

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A. expires 02/05/18 *	976	511
Total Rights
(Cost $537)		552
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
United States Treasury Bill
1.29%, 03/08/18 (b)(c)	20,000	19,974
Total Short-Term Investment
(Cost $19,975)		19,974

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 03/16/18	832	89,252,800	2,809,123

15

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation ($)
Forward Foreign Currency Exchange Contracts
03/21/2018	State Street Bank & Trust Co.	USD	7,095,688	CHF	6,736,000	(168,197)
04/27/2018	State Street Bank & Trust Co.	USD	14,670,621	NZD	20,032,500	(80,961)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(249,158)
At 01/31/18, the values of certain foreign securities held by the fund aggregating $1,381,085,608 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.
(d)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
ETF –	Exchange-traded fund
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

CHF –	Swiss franc
NZD –	New Zealand dollar
USD –	U.S. dollar

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$21,544,971	$—	$21,544,971
Argentina	5,561,076	—	—	5,561,076
Australia	2,515,227	60,605,448	—	63,120,675
Brazil	5,795,433	8,706,035	—	14,501,468
Canada	108,934,064	—	—	108,934,064
China	22,088,865	45,841,214	—	67,930,079
Denmark	2,770,771	19,571,010	—	22,341,781
Finland	598,600	1,612,334	—	2,210,934
France	45,553,408	141,674,689	—	187,228,097
Germany	203,624	177,538,144	—	177,741,768
Hong Kong	6,051,594	23,149,818	— *	29,201,412
India	8,930,480	29,663,054	—	38,593,534
Indonesia	5,638,836	10,156,419	—	15,795,255
Ireland	5,943,643	6,691,533	—	12,635,176
Israel	528,301	812,967	—	1,341,268
Italy	6,574,636	68,023,669	—	74,598,305
Japan	142,788	253,742,604	—	253,885,392
Luxembourg	19,161	—	—	19,161
Malaysia	2,806,234	—	—	2,806,234
Mexico	7,610,903	—	—	7,610,903
16

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Netherlands	$9,889,105	$28,158,213	$—	$38,047,318
New Zealand	10,258,453	18,118,952	—	28,377,405
Peru	3,700,058	—	—	3,700,058
Portugal	55,316	2,504,889	— *	2,560,205
Republic of Korea	7,580,786	19,687,697	—	27,268,483
Russia	372,296	—	—	372,296
Singapore	7,579,043	25,614,770	—	33,193,813
South Africa	6,422,233	1,964,810	—	8,387,043
Spain	5,995,913	16,753,843	4,116	22,753,872
Sweden	25,225,735	38,451,255	—	63,676,990
Switzerland	9,715,222	98,669,643	—	108,384,865
Taiwan	9,124,808	9,030,819	—	18,155,627
Thailand	3,395,046	—	—	3,395,046
United Kingdom	49,431,767	241,352,603	—	290,784,370
United States	8,900,629	—	—	8,900,629
Preferred Stock[1]	—	11,444,205	—	11,444,205
Other Investment Companies[1]	79,788,042	—	—	79,788,042
Rights
Italy	—	—	41	41
Spain	511	—	—	511
Short-Term Investment[1]	—	19,974	—	19,974
Futures Contracts[2]	2,809,123	—	—	2,809,123
Liabilities
Forward Foreign Currency Exchange Contracts[2]	—	(249,158)	—	(249,158)
Total	$478,511,730	$1,380,856,424	$4,157	$1,859,372,311
*	Level 3 amount shown includes securities determined to have no value at January 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $36,207,406 and $102,732,687 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
17

Laudus MarketMasters Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
18

Laudus MarketMasters Funds
Notes to Portfolio Holdings (continued)

•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87632JAN18
19

Schwab Capital Trust
Schwab Core Equity Fund™

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Automobiles & Components 0.4%
Lear Corp.	52,439	10,128,069

Banks 7.0%
Bank of America Corp.	469,162	15,013,184
CIT Group, Inc.	186,416	9,449,427
Citigroup, Inc.	613,399	48,139,553
Citizens Financial Group, Inc.	233,923	10,737,066
Essent Group Ltd. *	229,276	10,665,920
JPMorgan Chase & Co.	224,137	25,925,927
Regions Financial Corp.	1,187,645	22,838,413
The PNC Financial Services Group, Inc.	170,957	27,014,625
		169,784,115

Capital Goods 8.2%
Allison Transmission Holdings, Inc.	550,701	24,363,012
Crane Co.	86,538	8,648,608
Cummins, Inc.	49,194	9,248,472
EMCOR Group, Inc.	149,781	12,174,199
Fortune Brands Home & Security, Inc.	106,690	7,567,522
Graco, Inc.	172,989	8,095,885
Honeywell International, Inc.	21,811	3,482,562
Ingersoll-Rand plc	110,881	10,492,669
L3 Technologies, Inc.	50,461	10,720,944
Masco Corp.	112,395	5,019,561
Oshkosh Corp.	90,152	8,178,589
Owens Corning	297,277	27,637,843
PACCAR, Inc.	92,189	6,873,612
The Boeing Co.	158,175	56,052,475
		198,555,953

Commercial & Professional Services 1.4%
ManpowerGroup, Inc.	161,171	21,176,258
Robert Half International, Inc.	219,680	12,715,078
		33,891,336

Consumer Durables & Apparel 2.7%
Carter's, Inc.	88,828	10,686,009
Michael Kors Holdings Ltd. *	169,493	11,186,538
Polaris Industries, Inc.	23,479	2,653,362
PulteGroup, Inc.	147,235	4,686,490
Ralph Lauren Corp.	168,272	19,235,172
Whirlpool Corp.	101,400	18,395,988
		66,843,559

Consumer Services 3.2%
Aramark	315,770	14,465,424
Carnival Corp.	137,985	9,881,106
Darden Restaurants, Inc.	36,534	3,501,784
Extended Stay America, Inc.	453,957	9,183,550
Security	Number of Shares	Value ($)
H&R Block, Inc.	156,814	4,161,844
Las Vegas Sands Corp.	414,728	32,149,714
Royal Caribbean Cruises Ltd.	33,730	4,504,641
		77,848,063

Diversified Financials 3.8%
Ameriprise Financial, Inc.	26,816	4,523,859
Capital One Financial Corp.	165,273	17,181,781
Discover Financial Services	225,824	18,020,755
Evercore, Inc., Class A	94,804	9,532,542
Leucadia National Corp.	101,765	2,754,779
Morgan Stanley	426,907	24,141,591
Santander Consumer USA Holdings, Inc.	498,804	8,604,369
SEI Investments Co.	92,609	6,959,566
		91,719,242

Energy 5.5%
Chevron Corp.	213,215	26,726,500
ConocoPhillips	553,379	32,544,219
Exxon Mobil Corp.	466,787	40,750,505
Halliburton Co.	286,364	15,377,747
Valero Energy Corp.	183,761	17,635,543
		133,034,514

Food & Staples Retailing 0.9%
Costco Wholesale Corp.	47,322	9,221,638
CVS Health Corp.	33,660	2,648,705
Wal-Mart Stores, Inc.	93,133	9,927,978
		21,798,321

Food, Beverage & Tobacco 4.2%
Archer-Daniels-Midland Co.	227,590	9,774,990
Bunge Ltd.	84,133	6,682,684
Ingredion, Inc.	109,736	15,762,479
Molson Coors Brewing Co., Class B	223,776	18,801,660
PepsiCo, Inc.	305,507	36,752,492
Philip Morris International, Inc.	50,630	5,429,055
The Hershey Co.	86,042	9,493,014
		102,696,374

Health Care Equipment & Services 6.6%
Abbott Laboratories	341,028	21,198,301
Anthem, Inc.	70,092	17,372,302
Baxter International, Inc.	286,767	20,655,827
Centene Corp. *	137,030	14,695,097
Express Scripts Holding Co. *	379,885	30,079,294
Hill-Rom Holdings, Inc.	174,761	14,912,356
Humana, Inc.	31,757	8,950,075
UnitedHealth Group, Inc.	87,248	20,658,582

1

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Varian Medical Systems, Inc. *	38,404	4,896,510
Zimmer Biomet Holdings, Inc.	53,072	6,746,513
		160,164,857

Household & Personal Products 1.4%
Energizer Holdings, Inc.	119,780	6,973,592
Spectrum Brands Holdings, Inc.	118,073	13,986,927
The Procter & Gamble Co.	141,421	12,210,289
		33,170,808

Insurance 3.2%
Assured Guaranty Ltd.	89,271	3,177,155
CNA Financial Corp.	58,649	3,176,430
Loews Corp.	128,217	6,622,408
Prudential Financial, Inc.	58,633	6,966,773
Reinsurance Group of America, Inc.	90,634	14,197,816
The Allstate Corp.	447,627	44,212,119
		78,352,701

Materials 4.1%
Ashland Global Holdings, Inc.	36,260	2,632,113
Axalta Coating Systems Ltd. *	698,638	22,007,097
Berry Global Group, Inc. *	333,001	19,710,329
Eastman Chemical Co.	91,036	9,028,951
Freeport-McMoRan, Inc. *	366,878	7,154,121
LyondellBasell Industries N.V., Class A	165,917	19,883,493
Silgan Holdings, Inc.	253,153	7,566,743
Westlake Chemical Corp.	106,748	12,019,825
		100,002,672

Media 2.7%
Comcast Corp., Class A	847,971	36,064,207
Live Nation Entertainment, Inc. *	413,738	18,643,034
Sinclair Broadcast Group, Inc., Class A	323,129	11,988,086
		66,695,327

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	105,918	11,886,118
Amgen, Inc.	208,421	38,776,727
Biogen, Inc. *	23,568	8,197,186
Celgene Corp. *	172,531	17,453,236
Eli Lilly & Co.	336,508	27,408,577
Gilead Sciences, Inc.	134,892	11,303,950
Johnson & Johnson	253,560	35,039,456
Pfizer, Inc.	690,713	25,584,009
Thermo Fisher Scientific, Inc.	16,155	3,620,497
		179,269,756

Real Estate 3.3%
American Tower Corp.	125,049	18,469,737
DCT Industrial Trust, Inc.	134,768	7,976,918
Equity LifeStyle Properties, Inc.	241,387	20,836,526
Realogy Holdings Corp.	461,720	12,701,917
Retail Properties of America, Inc., Class A	379,910	4,577,916
Senior Housing Properties Trust	965,022	16,723,831
		81,286,845

Retailing 3.9%
Amazon.com, Inc. *	29,752	43,166,879
Expedia, Inc.	100,316	12,841,451
Liberty Interactive Corp., QVC Group, Class A *	101,654	2,855,461
Security	Number of Shares	Value ($)
Lowe's Cos., Inc.	23,931	2,506,294
Macy's, Inc.	274,833	7,131,916
The Home Depot, Inc.	125,076	25,127,769
		93,629,770

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	358,551	17,260,645
Lam Research Corp.	41,489	7,945,973
Maxim Integrated Products, Inc.	97,633	5,955,613
Micron Technology, Inc. *	339,712	14,852,209
ON Semiconductor Corp. *	838,670	20,748,696
		66,763,136

Software & Services 14.6%
Accenture plc, Class A	131,323	21,103,606
Alliance Data Systems Corp.	75,741	19,439,685
Alphabet, Inc., Class A *	40,719	48,138,816
Alphabet, Inc., Class C *	10,791	12,624,822
CA, Inc.	189,423	6,790,815
CACI International, Inc., Class A *	90,513	12,721,602
DXC Technology Co.	143,022	14,237,840
Facebook, Inc., Class A *	166,569	31,130,080
Fidelity National Information Services, Inc.	77,749	7,958,388
Fortinet, Inc. *	85,218	3,923,437
International Business Machines Corp.	143,696	23,523,035
Intuit, Inc.	114,702	19,258,466
MAXIMUS, Inc.	136,749	9,323,547
Microsoft Corp.	1,028,216	97,690,802
Total System Services, Inc.	208,259	18,505,895
Visa, Inc., Class A	69,138	8,589,014
		354,959,850

Technology Hardware & Equipment 5.9%
Apple, Inc.	476,819	79,833,805
ARRIS International plc *	101,338	2,563,851
CDW Corp.	173,281	12,959,686
F5 Networks, Inc. *	6,939	1,002,963
HP, Inc.	190,193	4,435,301
Jabil, Inc.	210,044	5,341,419
Juniper Networks, Inc.	388,023	10,146,801
Tech Data Corp. *	78,743	7,895,561
Western Digital Corp.	225,608	20,074,600
		144,253,987

Telecommunication Services 1.7%
AT&T, Inc.	660,004	24,717,150
T-Mobile US, Inc. *	240,319	15,644,767
		40,361,917

Transportation 0.9%
Ryder System, Inc.	110,167	9,587,834
Southwest Airlines Co.	148,478	9,027,462
Union Pacific Corp.	21,190	2,828,865
		21,444,161

Utilities 3.4%
CenterPoint Energy, Inc.	534,392	15,059,167
FirstEnergy Corp.	1,072,657	35,290,415
National Fuel Gas Co.	57,854	3,225,361

2

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PG&E Corp.	292,489	12,410,308
UGI Corp.	345,248	15,802,001
		81,787,252
Total Common Stock
(Cost $1,813,206,954)		2,408,442,585

Other Investment Company 2.2% of net assets

Money Market Fund 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25% (a)	52,504,700	52,504,700
Total Other Investment Company
(Cost $52,504,700)		52,504,700

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	75	10,596,750	(26,207)
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,408,442,585	$—	$—	$2,408,442,585
Other Investment Company[1]	52,504,700	—	—	52,504,700
Liabilities
Futures Contracts[2]	(26,207)	—	—	(26,207)
Total	$2,460,921,078	$—	$—	$2,460,921,078
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
3

Schwab Capital Trust
Schwab Dividend Equity Fund™

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 100.0% of net assets

Automobiles & Components 0.5%
Lear Corp.	41,420	7,999,859

Banks 13.9%
Bank of America Corp.	1,092,335	34,954,720
CIT Group, Inc.	272,094	13,792,445
Citigroup, Inc.	666,886	52,337,213
Citizens Financial Group, Inc.	399,380	18,331,542
Essent Group Ltd. *	75,568	3,515,423
JPMorgan Chase & Co.	306,103	35,406,934
Popular, Inc.	39,795	1,617,269
Regions Financial Corp.	1,538,968	29,594,355
The PNC Financial Services Group, Inc.	94,673	14,960,227
Wells Fargo & Co.	47,375	3,116,328
		207,626,456

Capital Goods 9.0%
Allison Transmission Holdings, Inc.	503,946	22,294,571
Beacon Roofing Supply, Inc. *	69,892	4,228,466
Caterpillar, Inc.	109,800	17,873,244
Cummins, Inc.	4,969	934,172
EMCOR Group, Inc.	158,678	12,897,348
General Electric Co.	573,498	9,273,463
L3 Technologies, Inc.	18,479	3,926,048
Masco Corp.	24,205	1,080,995
Owens Corning	283,943	26,398,181
Textron, Inc.	58,980	3,460,357
The Boeing Co.	81,665	28,939,626
United Rentals, Inc. *	13,169	2,385,037
		133,691,508

Consumer Durables & Apparel 1.4%
Hasbro, Inc.	58,185	5,502,556
Polaris Industries, Inc.	17,926	2,025,817
Ralph Lauren Corp.	2,939	335,957
Whirlpool Corp.	74,656	13,544,092
		21,408,422

Consumer Services 0.4%
H&R Block, Inc.	219,745	5,832,032
Las Vegas Sands Corp.	4,648	360,313
		6,192,345

Diversified Financials 8.0%
Affiliated Managers Group, Inc.	14,797	2,953,925
Berkshire Hathaway, Inc., Class B *	80,617	17,282,672
Capital One Financial Corp.	221,199	22,995,848
Discover Financial Services	238,935	19,067,013
Morgan Stanley	537,252	30,381,601
Santander Consumer USA Holdings, Inc.	361,218	6,231,010
Security	Number of Shares	Value ($)
The Goldman Sachs Group, Inc.	43,022	11,525,164
Voya Financial, Inc.	187,056	9,710,077
		120,147,310

Energy 10.8%
Anadarko Petroleum Corp.	46,261	2,777,973
Baker Hughes, a GE Co.	71,373	2,294,642
Chevron Corp.	298,592	37,428,507
ConocoPhillips	456,628	26,854,293
Exxon Mobil Corp.	564,443	49,275,874
Halliburton Co.	244,355	13,121,863
Kosmos Energy Ltd. *	450,582	3,113,522
Valero Energy Corp.	267,291	25,651,917
		160,518,591

Food & Staples Retailing 1.0%
Costco Wholesale Corp.	13,404	2,612,037
CVS Health Corp.	63,337	4,983,989
Wal-Mart Stores, Inc.	65,332	6,964,391
		14,560,417

Food, Beverage & Tobacco 4.2%
Archer-Daniels-Midland Co.	205,554	8,828,544
Bunge Ltd.	51,965	4,127,580
Molson Coors Brewing Co., Class B	260,692	21,903,342
PepsiCo, Inc.	220,460	26,521,338
TreeHouse Foods, Inc. *	18,180	857,369
		62,238,173

Health Care Equipment & Services 6.0%
Abbott Laboratories	327,137	20,334,836
Baxter International, Inc.	364,566	26,259,689
Express Scripts Holding Co. *	382,972	30,323,723
Hill-Rom Holdings, Inc.	48,549	4,142,686
UnitedHealth Group, Inc.	37,167	8,800,402
		89,861,336

Household & Personal Products 1.8%
Colgate-Palmolive Co.	75,722	5,621,601
Edgewell Personal Care Co. *	44,962	2,538,554
HRG Group, Inc. *	300,220	5,479,015
Spectrum Brands Holdings, Inc.	69,854	8,274,905
The Procter & Gamble Co.	49,534	4,276,766
		26,190,841

Insurance 4.8%
Assured Guaranty Ltd.	286,577	10,199,276
CNA Financial Corp.	95,987	5,198,656
Loews Corp.	341,722	17,649,941
Reinsurance Group of America, Inc.	24,336	3,812,234
The Allstate Corp.	313,470	30,961,432

4

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Hartford Financial Services Group, Inc.	48,454	2,847,157
The Travelers Cos., Inc.	3,377	506,280
		71,174,976

Materials 4.0%
Alcoa Corp. *	25,113	1,306,378
Axalta Coating Systems Ltd. *	267,563	8,428,235
Berry Global Group, Inc. *	208,106	12,317,794
LyondellBasell Industries N.V., Class A	225,121	26,978,501
Platform Specialty Products Corp. *	154,759	1,812,228
PPG Industries, Inc.	44,602	5,295,595
Westlake Chemical Corp.	36,135	4,068,801
		60,207,532

Media 2.7%
Comcast Corp., Class A	429,037	18,246,944
Live Nation Entertainment, Inc. *	481,525	21,697,516
		39,944,460

Pharmaceuticals, Biotechnology & Life Sciences 9.3%
Amgen, Inc.	187,018	34,794,699
Celgene Corp. *	21,246	2,149,245
Eli Lilly & Co.	234,279	19,082,025
Gilead Sciences, Inc.	37,434	3,136,969
Johnson & Johnson	252,196	34,850,965
Pfizer, Inc.	1,139,500	42,207,080
PRA Health Sciences, Inc. *	35,630	3,244,468
		139,465,451

Real Estate 5.2%
American Tower Corp.	45,525	6,724,043
DCT Industrial Trust, Inc.	125,567	7,432,311
Equity LifeStyle Properties, Inc.	208,157	17,968,112
Prologis, Inc.	72,021	4,689,287
PS Business Parks, Inc.	4,662	569,277
Realogy Holdings Corp.	393,677	10,830,054
Retail Properties of America, Inc., Class A	769,163	9,268,414
Senior Housing Properties Trust	1,196,542	20,736,073
		78,217,571

Retailing 0.7%
Signet Jewelers Ltd.	26,810	1,418,249
Target Corp.	40,075	3,014,442
The Home Depot, Inc.	28,437	5,712,993
		10,145,684

Semiconductors & Semiconductor Equipment 1.9%
Intel Corp.	141,847	6,828,515
Lam Research Corp.	14,572	2,790,829
Micron Technology, Inc. *	124,580	5,446,638
ON Semiconductor Corp. *	520,733	12,882,934
		27,948,916

Software & Services 2.3%
Accenture plc, Class A	36,293	5,832,285
Alliance Data Systems Corp.	18,422	4,728,190
Alphabet, Inc., Class A *	10,436	12,337,648
Security	Number of Shares	Value ($)
CA, Inc.	87,798	3,147,558
IAC/InterActiveCorp *	6,711	972,894
Intuit, Inc.	11,898	1,997,674
j2 Global, Inc.	38,019	3,041,140
Microsoft Corp.	20,062	1,906,091
		33,963,480

Technology Hardware & Equipment 3.7%
Apple, Inc.	13,927	2,331,798
ARRIS International plc *	80,065	2,025,645
CDW Corp.	68,352	5,112,046
Cisco Systems, Inc.	108,810	4,519,967
F5 Networks, Inc. *	27,692	4,002,602
HP, Inc.	93,981	2,191,637
Jabil, Inc.	259,401	6,596,567
Juniper Networks, Inc.	352,894	9,228,178
Tech Data Corp. *	98,101	9,836,587
Western Digital Corp.	112,768	10,034,097
		55,879,124

Telecommunication Services 1.3%
AT&T, Inc.	530,954	19,884,227

Transportation 0.7%
Delta Air Lines, Inc.	82,088	4,660,136
Ryder System, Inc.	56,593	4,925,289
Southwest Airlines Co.	23,851	1,450,141
		11,035,566

Utilities 6.4%
CenterPoint Energy, Inc.	990,683	27,917,447
Exelon Corp.	82,112	3,162,133
FirstEnergy Corp.	784,867	25,822,124
PG&E Corp.	502,943	21,339,872
UGI Corp.	366,846	16,790,541
		95,032,117
Total Common Stock
(Cost $1,188,242,230)		1,493,334,362
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Sumitomo Mitsui Banking Corp.
0.78%, 02/01/18 (a)	5,120,031	5,120,031
Total Short-Term Investment
(Cost $5,120,031)		5,120,031
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

5

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,493,334,362	$—	$—	$1,493,334,362
Short-Term Investment[1]	—	5,120,031	—	5,120,031
Total	$1,493,334,362	$5,120,031	$—	$1,498,454,393
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
6

Schwab Capital Trust
Schwab Large-Cap Growth Fund™

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Automobiles & Components 1.0%
Lear Corp.	14,968	2,890,920

Banks 1.6%
CIT Group, Inc.	10,242	519,167
Essent Group Ltd. *	31,211	1,451,936
MGIC Investment Corp. *	24,964	369,966
The PNC Financial Services Group, Inc.	13,699	2,164,716
		4,505,785

Capital Goods 10.5%
Allegion plc	14,035	1,208,554
Allison Transmission Holdings, Inc.	82,356	3,643,429
AMETEK, Inc.	7,176	547,529
Caterpillar, Inc.	20,450	3,328,851
Cummins, Inc.	10,943	2,057,284
EMCOR Group, Inc.	37,937	3,083,519
Ingersoll-Rand plc	6,453	610,647
Owens Corning	43,168	4,013,329
The Boeing Co.	26,342	9,334,815
The Toro Co.	13,407	880,170
		28,708,127

Commercial & Professional Services 0.6%
ManpowerGroup, Inc.	8,459	1,111,428
Robert Half International, Inc.	7,561	437,631
		1,549,059

Consumer Durables & Apparel 1.3%
Carter's, Inc.	19,576	2,354,993
Toll Brothers, Inc.	25,786	1,201,112
		3,556,105

Consumer Services 3.9%
Aramark	74,783	3,425,809
Darden Restaurants, Inc.	20,371	1,952,561
Hilton Worldwide Holdings, Inc.	11,011	943,092
Las Vegas Sands Corp.	51,017	3,954,838
Starbucks Corp.	2,525	143,445
Vail Resorts, Inc.	1,516	331,337
		10,751,082

Diversified Financials 2.4%
Morgan Stanley	20,304	1,148,191
SEI Investments Co.	57,328	4,308,199
T. Rowe Price Group, Inc.	10,211	1,139,854
		6,596,244

Security	Number of Shares	Value ($)
Energy 0.2%
Exxon Mobil Corp.	5,836	509,483

Food & Staples Retailing 0.6%
Costco Wholesale Corp.	8,098	1,578,057

Food, Beverage & Tobacco 4.0%
Molson Coors Brewing Co., Class B	42,296	3,553,710
PepsiCo, Inc.	41,808	5,029,502
Philip Morris International, Inc.	14,489	1,553,655
TreeHouse Foods, Inc. *	18,998	895,946
		11,032,813

Health Care Equipment & Services 5.1%
Abbott Laboratories	33,519	2,083,541
Allscripts Healthcare Solutions, Inc. *	52,559	783,655
Baxter International, Inc.	40,849	2,942,353
Centene Corp. *	19,220	2,061,153
Express Scripts Holding Co. *	35,020	2,772,884
Hill-Rom Holdings, Inc.	16,404	1,399,753
UnitedHealth Group, Inc.	7,980	1,889,504
		13,932,843

Household & Personal Products 0.3%
Spectrum Brands Holdings, Inc.	7,852	930,148

Insurance 0.3%
The Allstate Corp.	9,733	961,328

Materials 3.4%
Berry Global Group, Inc. *	75,859	4,490,094
LyondellBasell Industries N.V., Class A	18,003	2,157,480
PolyOne Corp.	9,128	396,703
Westlake Chemical Corp.	19,190	2,160,794
		9,205,071

Media 3.5%
Comcast Corp., Class A	117,682	5,005,016
Live Nation Entertainment, Inc. *	86,182	3,883,361
Sinclair Broadcast Group, Inc., Class A	22,444	832,672
		9,721,049

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
AbbVie, Inc.	38,144	4,280,520
Agilent Technologies, Inc.	17,194	1,262,555
Amgen, Inc.	17,770	3,306,109
Biogen, Inc. *	2,937	1,021,518
Celgene Corp. *	31,589	3,195,543
Eli Lilly & Co.	44,795	3,648,553

7

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	7,408	620,790
PRA Health Sciences, Inc. *	28,592	2,603,588
		19,939,176

Real Estate 3.5%
American Tower Corp.	18,011	2,660,225
DCT Industrial Trust, Inc.	31,548	1,867,326
Equity LifeStyle Properties, Inc.	16,336	1,410,123
PS Business Parks, Inc.	6,856	837,186
Retail Properties of America, Inc., Class A	142,833	1,721,138
Senior Housing Properties Trust	60,645	1,050,978
		9,546,976

Retailing 8.4%
Amazon.com, Inc. *	9,991	14,495,842
Best Buy Co., Inc.	17,690	1,292,431
Burlington Stores, Inc. *	8,863	1,078,716
Expedia, Inc.	4,638	593,710
Target Corp.	3,895	292,982
The Home Depot, Inc.	26,213	5,266,192
		23,019,873

Semiconductors & Semiconductor Equipment 3.9%
Applied Materials, Inc.	46,238	2,479,744
Lam Research Corp.	19,135	3,664,735
Micron Technology, Inc. *	40,623	1,776,038
NVIDIA Corp.	3,205	787,789
ON Semiconductor Corp. *	61,181	1,513,618
Texas Instruments, Inc.	3,205	351,492
		10,573,416

Software & Services 25.0%
Accenture plc, Class A	24,527	3,941,489
Adobe Systems, Inc. *	7,479	1,494,005
Alliance Data Systems Corp.	4,483	1,150,607
Alphabet, Inc., Class A *	12,246	14,477,466
CDK Global, Inc.	4,428	315,672
Conduent, Inc. *	11,948	195,947
DXC Technology Co.	31,318	3,117,707
Electronic Arts, Inc. *	14,109	1,791,279
Facebook, Inc., Class A *	37,065	6,927,078
First Data Corp., Class A *	73,082	1,293,551
Fortinet, Inc. *	21,507	990,182
GoDaddy, Inc., Class A *	28,967	1,599,848
International Business Machines Corp.	17,901	2,930,394
Intuit, Inc.	19,817	3,327,274
MasterCard, Inc., Class A	10,041	1,696,929
MAXIMUS, Inc.	48,941	3,336,797
Microsoft Corp.	143,028	13,589,090
Science Applications International Corp.	12,651	969,699
Total System Services, Inc.	20,718	1,841,002
Visa, Inc., Class A	27,409	3,405,020
		68,391,036

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 8.9%
Apple, Inc.	95,490	15,987,891
ARRIS International plc *	59,260	1,499,278
CDW Corp.	20,805	1,556,006
F5 Networks, Inc. *	8,927	1,290,308
Juniper Networks, Inc.	24,626	643,970
NCR Corp. *	19,241	721,730
Tech Data Corp. *	14,251	1,428,948
Western Digital Corp.	13,839	1,231,394
		24,359,525

Telecommunication Services 1.0%
AT&T, Inc.	31,861	1,193,194
T-Mobile US, Inc. *	22,320	1,453,032
		2,646,226

Transportation 1.6%
American Airlines Group, Inc.	26,873	1,459,741
Ryder System, Inc.	27,231	2,369,914
Southwest Airlines Co.	8,161	496,189
		4,325,844

Utilities 0.8%
FirstEnergy Corp.	35,603	1,171,338
PG&E Corp.	27,346	1,160,291
		2,331,629
Total Common Stock
(Cost $196,069,986)		271,561,815
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Barclays Capital, Inc.
0.78%, 02/01/18 (a)	2,689,476	2,689,476
Total Short-Term Investment
(Cost $2,689,476)		2,689,476

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	9	1,271,610	82,584
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

8

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$271,561,815	$—	$—	$271,561,815
Short-Term Investment[1]	—	2,689,476	—	2,689,476
Futures Contracts[2]	82,584	—	—	82,584
Total	$271,644,399	$2,689,476	$—	$274,333,875
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
9

Schwab Capital Trust
Schwab Small-Cap Equity Fund™

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets

Automobiles & Components 1.8%
American Axle & Manufacturing Holdings, Inc. *	54,646	964,502
Dana, Inc.	94,140	3,105,679
Shiloh Industries, Inc. *	115,799	862,702
Tenneco, Inc.	56,952	3,303,785
Tower International, Inc.	113,255	3,420,301
		11,656,969

Banks 13.3%
1st Source Corp.	56,913	2,975,981
BancFirst Corp.	47,884	2,669,533
BCB Bancorp, Inc.	23,189	351,313
Central Pacific Financial Corp.	53,858	1,592,581
Central Valley Community Bancorp	14,736	285,731
Century Bancorp, Inc., Class A	10,642	852,956
Customers Bancorp, Inc. *	190,648	5,843,361
Essent Group Ltd. *	125,262	5,827,188
Farmers Capital Bank Corp.	21,531	846,168
Federal Agricultural Mortgage Corp., Class C	53,008	4,253,892
Financial Institutions, Inc.	99,018	3,084,411
First BanCorp *	1,077,391	6,464,346
First Business Financial Services, Inc.	5,678	138,941
First Citizens BancShares, Inc., Class A	13,601	5,786,001
First Community Bancshares, Inc.	27,051	748,772
First Financial Corp.	33,716	1,561,051
Hancock Holding Co.	38,295	2,056,441
Home Bancorp, Inc.	5,152	220,815
International Bancshares Corp.	190,492	7,905,418
MGIC Investment Corp. *	415,508	6,157,829
MidSouth Bancorp, Inc.	54,635	773,085
Northrim BanCorp, Inc.	11,563	386,782
OFG Bancorp	497,404	5,670,406
Peapack-Gladstone Financial Corp.	31,457	1,117,353
Preferred Bank	31,993	2,060,989
Radian Group, Inc.	47,800	1,054,946
Republic Bancorp, Inc., Class A	29,888	1,151,883
Sandy Spring Bancorp, Inc.	37,135	1,404,446
Shore Bancshares, Inc.	22,623	412,191
Southern Missouri Bancorp, Inc.	5,033	192,915
TCF Financial Corp.	288,335	6,184,786
Territorial Bancorp, Inc.	9,407	284,844
The Bank of N.T. Butterfield & Son Ltd.	42,740	1,717,721
United Community Banks, Inc.	75,941	2,405,811
		84,440,887

Capital Goods 10.3%
Aerojet Rocketdyne Holdings, Inc. *	9,999	274,973
Applied Industrial Technologies, Inc.	24,511	1,807,686
Argan, Inc.	32,919	1,435,268
Atkore International Group, Inc. *	106,495	2,489,853
Columbus McKinnon Corp.	39,585	1,621,006
Security	Number of Shares	Value ($)
Continental Building Products, Inc. *	11,210	318,925
Curtiss-Wright Corp.	50,833	6,641,840
Ducommun, Inc. *	11,435	333,673
EMCOR Group, Inc.	76,726	6,236,289
EnerSys	9,360	658,102
General Cable Corp.	11,385	338,134
Global Brass & Copper Holdings, Inc.	101,803	3,272,966
GMS, Inc. *	105,427	3,614,038
H&E Equipment Services, Inc.	20,810	819,498
Hardinge, Inc.	79,406	1,497,597
Harsco Corp. *	124,944	2,236,498
HC2 Holdings, Inc. *	155,149	930,894
Hillenbrand, Inc.	89,733	3,975,172
Kadant, Inc.	12,911	1,294,328
Lydall, Inc. *	13,533	646,877
Meritor, Inc. *	184,875	5,043,390
Moog, Inc., Class A *	39,939	3,596,906
Ply Gem Holdings, Inc. *	212,113	4,549,824
Primoris Services Corp.	93,993	2,443,818
Regal Beloit Corp.	59,649	4,646,657
Rush Enterprises, Inc., Class A *	12,581	680,003
SPX Corp. *	21,748	679,625
TPI Composites, Inc. *	87,960	1,766,237
Vectrus, Inc. *	58,226	1,770,070
		65,620,147

Commercial & Professional Services 3.0%
ACCO Brands Corp. *	138,146	1,637,030
ARC Document Solutions, Inc. *	59,050	142,901
Barrett Business Services, Inc.	38,361	2,673,378
CRA International, Inc.	25,359	1,177,418
Deluxe Corp.	2,977	221,102
ICF International, Inc. *	10,467	555,798
Insperity, Inc.	36,410	2,230,112
LSC Communications, Inc.	64,670	884,686
Quad Graphics, Inc.	126,544	2,799,153
RR Donnelley & Sons Co.	139,716	1,141,480
SP Plus Corp. *	47,656	1,837,139
The Brink's Co.	10,772	898,385
TriNet Group, Inc. *	48,719	2,137,302
TrueBlue, Inc. *	18,840	515,274
		18,851,158

Consumer Durables & Apparel 1.3%
Fossil Group, Inc. *	37,469	298,253
KB Home	29,134	918,304
Lifetime Brands, Inc.	18,263	318,689
MCBC Holdings, Inc. *	193,489	4,676,629
Nautilus, Inc. *	14,277	183,460
Taylor Morrison Home Corp., Class A *	49,601	1,261,353
ZAGG, Inc. *	34,470	575,649
		8,232,337

10

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Services 3.1%
BJ's Restaurants, Inc.	14,761	557,228
Century Casinos, Inc. *	37,248	340,819
Dave & Buster's Entertainment, Inc. *	62,017	2,914,799
K12, Inc. *	59,555	1,033,279
Penn National Gaming, Inc. *	66,899	2,134,747
Pinnacle Entertainment, Inc. *	73,250	2,365,243
Red Robin Gourmet Burgers, Inc. *	56,308	2,964,616
Ruth's Hospitality Group, Inc.	197,261	4,675,086
Texas Roadhouse, Inc.	45,299	2,659,957
		19,645,774

Diversified Financials 1.7%
Enova International, Inc. *	203,167	3,636,689
Evercore, Inc., Class A	19,512	1,961,932
Nelnet, Inc., Class A	57,422	2,992,260
Regional Management Corp. *	78,077	2,214,264
		10,805,145

Energy 4.0%
Abraxas Petroleum Corp. *	134,779	322,122
Cloud Peak Energy, Inc. *	118,777	593,885
CVR Energy, Inc. (a)	14,621	523,285
Delek US Holdings, Inc.	11,030	384,837
Era Group, Inc. *	22,107	223,944
Evolution Petroleum Corp.	111,758	854,949
Mammoth Energy Services, Inc. *	41,149	944,781
Matrix Service Co. *	40,512	725,165
McDermott International, Inc. *	461,751	4,054,174
Natural Gas Services Group, Inc. *	27,827	766,634
Newpark Resources, Inc. *	64,448	586,477
Overseas Shipholding Group, Inc., Class A *	404,125	852,704
Pacific Ethanol, Inc. *	132,535	556,647
Par Pacific Holdings, Inc. *	368,122	6,710,864
Renewable Energy Group, Inc. *	34,029	364,110
REX American Resources Corp. *	13,705	1,119,013
Southwestern Energy Co. *	306,774	1,300,722
Stone Energy Corp. *	6,561	237,114
TETRA Technologies, Inc. *	341,158	1,310,047
Unit Corp. *	15,445	374,232
W&T Offshore, Inc. *	198,547	960,967
World Fuel Services Corp.	57,662	1,608,193
		25,374,866

Food, Beverage & Tobacco 2.7%
Coca-Cola Bottling Co. Consolidated	20,345	4,120,269
Dean Foods Co.	546,467	5,666,863
Fresh Del Monte Produce, Inc.	35,825	1,694,881
The Boston Beer Co., Inc., Class A *	29,412	5,583,868
		17,065,881

Health Care Equipment & Services 4.3%
Allscripts Healthcare Solutions, Inc. *	149,499	2,229,030
Analogic Corp.	40,246	3,336,393
AngioDynamics, Inc. *	86,911	1,513,120
Cantel Medical Corp.	14,333	1,589,960
Cardiovascular Systems, Inc. *	15,413	380,855
Exactech, Inc. *	9,606	481,261
Haemonetics Corp. *	48,511	3,136,236
Halyard Health, Inc. *	40,094	1,956,988
Integer Holdings Corp. *	41,604	2,086,441
Lantheus Holdings, Inc. *	33,304	765,992
Magellan Health, Inc. *	7,550	751,980
Masimo Corp. *	21,719	2,046,799
Security	Number of Shares	Value ($)
Merit Medical Systems, Inc. *	22,799	1,059,014
Orthofix International N.V. *	35,085	2,015,282
Quality Systems, Inc. *	170,359	2,214,667
RadNet, Inc. *	89,732	910,780
Varex Imaging Corp. *	15,302	649,876
		27,124,674

Household & Personal Products 0.1%
HRG Group, Inc. *	54,921	1,002,308

Insurance 4.2%
American Equity Investment Life Holding Co.	229,641	7,578,153
Argo Group International Holdings Ltd.	26,423	1,619,730
CNO Financial Group, Inc.	264,284	6,498,744
Crawford & Co., Class B	46,614	439,570
Employers Holdings, Inc.	69,653	2,953,287
Health Insurance Innovations, Inc., Class A *	15,140	392,883
Maiden Holdings Ltd.	129,716	914,498
National Western Life Group, Inc., Class A	13,075	4,234,992
Third Point Reinsurance Ltd. *	22,850	325,613
Universal Insurance Holdings, Inc.	59,798	1,758,061
		26,715,531

Materials 2.4%
Boise Cascade Co.	49,700	2,209,165
Century Aluminum Co. *	8,540	190,015
Chase Corp.	5,509	618,936
Domtar Corp.	10,170	522,331
Ingevity Corp. *	19,296	1,399,925
Koppers Holdings, Inc. *	3,053	139,827
Louisiana-Pacific Corp. *	60,134	1,780,568
Materion Corp.	27,070	1,345,379
Myers Industries, Inc.	22,989	482,769
OMNOVA Solutions, Inc. *	147,462	1,622,082
Rayonier Advanced Materials, Inc.	19,221	363,661
Schnitzer Steel Industries, Inc., Class A	14,953	511,393
SunCoke Energy, Inc. *	177,752	1,973,047
Tronox Ltd., Class A	88,511	1,737,471
Worthington Industries, Inc.	10,842	506,972
		15,403,541

Media 3.0%
AMC Networks, Inc., Class A *	92,475	4,770,785
Gannett Co., Inc.	238,963	2,819,763
Gray Television, Inc. *	93,907	1,535,380
MDC Partners, Inc., Class A *	40,471	364,239
Sinclair Broadcast Group, Inc., Class A	177,580	6,588,218
Townsquare Media, Inc., Class A *	28,599	214,493
tronc, Inc. *	129,438	2,640,535
		18,933,413

Pharmaceuticals, Biotechnology & Life Sciences 13.3%
Acorda Therapeutics, Inc. *	72,533	1,882,231
Akebia Therapeutics, Inc. *	85,413	1,262,404
AMAG Pharmaceuticals, Inc. *	148,781	2,135,007
ANI Pharmaceuticals, Inc. *	18,280	1,227,685
Arena Pharmaceuticals, Inc. *	13,427	502,438
Array BioPharma, Inc. *	49,970	740,555
BioSpecifics Technologies Corp. *	33,812	1,447,830
Calithera Biosciences, Inc. *	40,635	325,080
Catalent, Inc. *	178,899	8,325,960
Conatus Pharmaceuticals, Inc. *	136,356	758,139
Cytokinetics, Inc. *	21,322	196,162
CytomX Therapeutics, Inc. *	45,062	1,205,409

11

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Depomed, Inc. *	81,373	598,092
Eagle Pharmaceuticals, Inc. *	30,728	1,836,613
Emergent BioSolutions, Inc. *	78,113	3,811,133
Enanta Pharmaceuticals, Inc. *	20,870	1,772,907
Endo International plc *	59,172	408,879
Exact Sciences Corp. *	47,266	2,349,593
FibroGen, Inc. *	17,143	1,003,723
Genomic Health, Inc. *	88,515	2,939,583
Halozyme Therapeutics, Inc. *	68,407	1,277,843
Horizon Pharma plc *	140,137	2,038,993
Impax Laboratories, Inc. *	32,646	634,965
Innoviva, Inc. *	46,843	683,439
Intersect ENT, Inc. *	32,238	1,204,089
Invitae Corp. *	62,421	430,081
Lannett Co., Inc. *(a)	20,914	425,600
Ligand Pharmaceuticals, Inc. *	28,903	4,555,691
Luminex Corp.	46,863	946,164
Medpace Holdings, Inc. *	32,322	1,187,187
MiMedx Group, Inc. *(a)	141,335	2,367,361
Momenta Pharmaceuticals, Inc. *	19,644	333,948
Myriad Genetics, Inc. *	52,873	1,949,956
Nektar Therapeutics *	39,846	3,331,524
Novelion Therapeutics, Inc. *	109,883	572,490
PDL BioPharma, Inc. *	603,961	1,666,932
Phibro Animal Health Corp., Class A	56,039	1,908,128
PRA Health Sciences, Inc. *	69,170	6,298,620
Prestige Brands Holdings, Inc. *	99,881	4,178,022
Protagonist Therapeutics, Inc. *	13,015	297,523
PTC Therapeutics, Inc. *	21,852	574,489
Recro Pharma, Inc. *	101,975	878,005
Repligen Corp. *	24,463	865,256
Retrophin, Inc. *	101,950	2,437,625
Sangamo Therapeutics, Inc. *	21,077	439,456
Spectrum Pharmaceuticals, Inc. *	50,110	1,079,369
Sucampo Pharmaceuticals, Inc., Class A *	83,036	1,490,496
Supernus Pharmaceuticals, Inc. *	41,961	1,638,577
Vanda Pharmaceuticals, Inc. *	192,645	3,053,423
Veracyte, Inc. *	121,476	776,232
		84,250,907

Real Estate 7.3%
Ashford Hospitality Trust, Inc.	97,359	626,992
Cedar Realty Trust, Inc.	323,850	1,654,873
Consolidated-Tomoka Land Co.	13,607	900,375
Cousins Properties, Inc.	232,094	2,088,846
First Industrial Realty Trust, Inc.	62,963	1,943,038
Gladstone Commercial Corp.	69,059	1,312,121
Global Net Lease, Inc.	154,564	2,834,704
Kite Realty Group Trust	253,232	4,269,492
Lexington Realty Trust	777,231	7,010,624
Marcus & Millichap, Inc. *	41,030	1,339,629
MedEquities Realty Trust, Inc.	338,882	3,700,591
National Health Investors, Inc.	6,390	450,687
Preferred Apartment Communities, Inc., Class A	41,729	695,622
PS Business Parks, Inc.	28,593	3,491,491
RE/MAX Holdings, Inc., Class A	69,702	3,439,794
Select Income REIT	141,499	3,163,918
Tier REIT, Inc.	344,024	6,677,506
Urstadt Biddle Properties, Inc., Class A	33,995	660,183
		46,260,486

Retailing 1.5%
Big Lots, Inc.	3,479	211,454
GNC Holdings, Inc., Class A *(a)	73,464	319,568
Office Depot, Inc.	205,812	668,889
Rent-A-Center, Inc. (a)	509,639	5,519,390
Security	Number of Shares	Value ($)
Shoe Carnival, Inc.	23,507	537,135
Sleep Number Corp. *	19,338	727,882
The Children's Place, Inc.	4,356	652,529
Tilly's, Inc., Class A	55,153	822,883
Zumiez, Inc. *	11,429	237,152
		9,696,882

Semiconductors & Semiconductor Equipment 5.1%
Advanced Energy Industries, Inc. *	61,054	4,342,771
Amkor Technology, Inc. *	239,260	2,406,955
Brooks Automation, Inc.	27,130	756,927
Cabot Microelectronics Corp.	15,301	1,559,019
Cirrus Logic, Inc. *	111,373	5,520,760
Cohu, Inc.	61,673	1,404,294
Entegris, Inc.	118,009	3,841,193
FormFactor, Inc. *	94,231	1,352,215
Microsemi Corp. *	6,912	427,092
MKS Instruments, Inc.	68,559	7,013,586
Rudolph Technologies, Inc. *	6,668	174,702
SMART Global Holdings, Inc. *	40,781	1,479,127
Ultra Clean Holdings, Inc. *	104,326	2,262,831
		32,541,472

Software & Services 9.6%
Appfolio, Inc., Class A *	30,874	1,307,514
Aspen Technology, Inc. *	40,119	3,107,217
Barracuda Networks, Inc. *	63,433	1,747,579
Blackbaud, Inc.	1,673	160,307
Bottomline Technologies de, Inc. *	25,144	917,756
Cardtronics plc, Class A *	91,169	2,229,994
CommerceHub, Inc., Series A *	16,796	339,615
CommVault Systems, Inc. *	29,077	1,551,258
DHI Group, Inc. *	340,225	612,405
Endurance International Group Holdings, Inc. *	354,618	2,943,329
Envestnet, Inc. *	24,874	1,336,978
Everi Holdings, Inc. *	27,116	209,878
Fair Isaac Corp.	15,352	2,650,676
Five9, Inc. *	48,697	1,266,609
Internap Corp. *	74,522	1,246,753
j2 Global, Inc.	59,727	4,777,563
MAXIMUS, Inc.	7,885	537,599
Paycom Software, Inc. *	10,214	936,011
Paylocity Holding Corp. *	51,214	2,677,980
Pegasystems, Inc.	24,075	1,224,214
Progress Software Corp.	147,994	7,374,541
Proofpoint, Inc. *	12,197	1,244,338
QuinStreet, Inc. *	33,804	315,391
Rosetta Stone, Inc. *	28,068	358,709
Stamps.com, Inc. *	27,690	5,644,606
Syntel, Inc. *	77,354	1,744,333
Travelport Worldwide Ltd.	247,868	3,373,483
Verint Systems, Inc. *	69,131	2,886,219
Web.com Group, Inc. *	235,106	5,466,215
Zix Corp. *	214,133	905,783
		61,094,853

Technology Hardware & Equipment 4.1%
Applied Optoelectronics, Inc. *(a)	25,471	825,006
CalAmp Corp. *	131,300	3,214,224
Ciena Corp. *	175,419	3,732,916
Comtech Telecommunications Corp.	69,196	1,496,709
Diebold Nixdorf, Inc.	59,326	1,094,565
Electronics For Imaging, Inc. *	10,383	303,599
Extreme Networks, Inc. *	240,929	3,621,163
Insight Enterprises, Inc. *	2,224	82,555

12

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NETGEAR, Inc. *	31,987	2,229,494
Plantronics, Inc.	18,814	1,109,838
Pure Storage, Inc., Class A *	83,677	1,685,255
Sanmina Corp. *	34,892	912,426
Tech Data Corp. *	41,241	4,135,235
TTM Technologies, Inc. *	85,632	1,412,071
		25,855,056

Telecommunication Services 0.8%
Frontier Communications Corp. (a)	69,936	572,776
Telephone & Data Systems, Inc.	121,766	3,340,041
United States Cellular Corp. *	34,486	1,254,256
		5,167,073

Transportation 0.9%
Air Transport Services Group, Inc. *	64,339	1,599,468
Hawaiian Holdings, Inc.	24,704	922,694
Matson, Inc.	7,225	247,167
Radiant Logistics, Inc. *	50,414	242,491
SkyWest, Inc.	31,732	1,769,059
YRC Worldwide, Inc. *	50,447	805,639
		5,586,518

Utilities 1.2%
Atlantic Power Corp. *	621,041	1,304,186
Consolidated Water Co., Ltd.	68,037	911,696
Northwest Natural Gas Co.	9,757	559,564
SJW Group.	16,128	965,099
Spark Energy, Inc., Class A (a)	341,064	3,376,534
Unitil Corp.	7,201	318,356
		7,435,435
Total Common Stock
(Cost $538,617,158)		628,761,313

Other Investment Company 2.0% of net assets

Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund, Select Class 1.24% (b)	12,581,482	12,581,482
Total Other Investment Company
(Cost $12,581,482)		12,581,482
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.1% of net assets

Time Deposits 3.1%
Australia & New Zealand Banking Group Ltd.
U.S. Dollar
0.78%, 02/01/18 (c)	6,517,668	6,517,668
BNP Paribas
U.S. Dollar
0.78%, 02/01/18 (c)	6,517,669	6,517,669
Brown Brothers Harriman
Canadian Dollar
0.52%, 02/01/18 (c)	475	387
Citibank
U.S. Dollar
0.78%, 02/01/18 (c)	94,722	94,722
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.78%, 02/01/18 (c)	6,517,669	6,517,669
Total Short-Term Investments
(Cost $19,648,115)		19,648,115

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, mini, expires 03/16/18	50	3,940,000	(93,747)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,058,637.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

REIT –	Real Estate Investment Trust

13

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$628,761,313	$—	$—	$628,761,313
Other Investment Company[1]	12,581,482	—	—	12,581,482
Short-Term Investments[1]	—	19,648,115	—	19,648,115
Liabilities
Futures Contracts[2]	(93,747)	—	—	(93,747)
Total	$641,249,048	$19,648,115	$—	$660,897,163
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
14

Schwab Capital Trust
Schwab Hedged Equity Fund™

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 97.6% of net assets

Automobiles & Components 0.2%
BorgWarner, Inc.	4,701	264,478
General Motors Co.	5,949	252,297
		516,775

Banks 4.6%
Bank of America Corp. (a)	93,474	2,991,168
Citigroup, Inc. (a)	81,435	6,391,019
Essent Group Ltd.	13,780	641,046
First BanCorp *	193,237	1,159,422
Regions Financial Corp. (a)	19,678	378,408
Zions Bancorp	15,983	863,561
		12,424,624

Capital Goods 7.5%
Aerojet Rocketdyne Holdings, Inc. *(a)	29,864	821,260
Allison Transmission Holdings, Inc. (a)	115,743	5,120,470
AMETEK, Inc.	8,859	675,942
Argan, Inc.	9,099	396,716
Caterpillar, Inc.	4,786	779,065
Crane Co.	2,870	286,828
Cummins, Inc.	2,920	548,960
Federal Signal Corp.	20,378	414,489
Generac Holdings, Inc. *	2,619	128,148
General Electric Co.	57,502	929,807
GMS, Inc. *	7,250	248,530
Graco, Inc.	34,092	1,595,506
Harsco Corp. *	35,447	634,501
Hillenbrand, Inc.	2,954	130,862
Masco Corp.	6,442	287,700
Masonite International Corp. *	600	41,850
Meritor, Inc. *	29,715	810,625
NCI Building Systems, Inc. *	21,476	396,232
Ply Gem Holdings, Inc. *	45,562	977,305
Primoris Services Corp.	39,614	1,029,964
The Boeing Co. (a)	10,420	3,692,536
TriMas Corp. *	5,814	154,652
		20,101,948

Commercial & Professional Services 1.3%
ACCO Brands Corp. *	29,257	346,695
Robert Half International, Inc.	18,561	1,074,311
The Brink's Co. (a)	13,899	1,159,177
TriNet Group, Inc. *	19,489	854,982
		3,435,165

Consumer Durables & Apparel 1.9%
Deckers Outdoor Corp. *	14,359	1,230,710
Hasbro, Inc.	3,133	296,288
KB Home	25,920	816,999
Security	Number of Shares	Value ($)
Michael Kors Holdings Ltd. *	2,006	132,396
PulteGroup, Inc.	14,906	474,458
Toll Brothers, Inc.	30,924	1,440,440
Tupperware Brands Corp.	7,416	428,348
Whirlpool Corp.	958	173,800
		4,993,439

Consumer Services 3.5%
Carnival Corp.	5,594	400,586
Darden Restaurants, Inc.	8,342	799,581
Graham Holdings Co., Class B	1,091	648,545
H&R Block, Inc.	50,005	1,327,133
International Game Technology plc	11,768	342,096
Las Vegas Sands Corp. (a)	55,443	4,297,941
Royal Caribbean Cruises Ltd.	10,014	1,337,369
Scientific Games Corp., Class A *	8,006	373,480
		9,526,731

Diversified Financials 3.7%
Affiliated Managers Group, Inc.	11,165	2,228,869
Capital One Financial Corp.	8,105	842,596
Morgan Stanley	9,742	550,910
Santander Consumer USA Holdings, Inc. (a)	241,806	4,171,153
Synchrony Financial	56,529	2,243,071
		10,036,599

Energy 8.9%
Anadarko Petroleum Corp.	37,673	2,262,264
Baker Hughes, a GE Co.	37,188	1,195,594
Cabot Oil & Gas Corp.	45,228	1,191,758
ConocoPhillips (a)	40,475	2,380,335
CVR Energy, Inc.	17,373	621,780
Devon Energy Corp. (a)	87,739	3,629,762
EOG Resources, Inc.	10,380	1,193,700
Halliburton Co. (a)	86,966	4,670,074
Marathon Petroleum Corp.	25,323	1,754,124
Southwestern Energy Co. *(a)	360,735	1,529,516
Valero Energy Corp. (a)	28,641	2,748,677
World Fuel Services Corp. (a)	22,140	617,485
		23,795,069

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	19,744	3,847,514
Wal-Mart Stores, Inc. (a)	20,112	2,143,939
		5,991,453

Food, Beverage & Tobacco 3.4%
Archer-Daniels-Midland Co.	36,592	1,571,627
Bunge Ltd.	7,683	610,261
Campbell Soup Co.	1,913	89,050
Coca-Cola Bottling Co. Consolidated	5,927	1,200,336
Dean Foods Co. (a)	111,052	1,151,609

15

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fresh Del Monte Produce, Inc.	11,456	541,983
Molson Coors Brewing Co., Class B	16,820	1,413,217
PepsiCo, Inc. (a)	3,857	463,997
Sanderson Farms, Inc.	8,977	1,139,181
The Boston Beer Co., Inc., Class A *	1,565	297,115
TreeHouse Foods, Inc. *	11,588	546,490
		9,024,866

Health Care Equipment & Services 4.4%
Abbott Laboratories (a)	41,229	2,562,795
Analogic Corp.	6,268	519,617
Baxter International, Inc.	8,016	577,393
Centene Corp. *	13,678	1,466,829
Express Scripts Holding Co. *(a)	64,291	5,090,561
Haemonetics Corp. *	14,719	951,583
Integer Holdings Corp. *	13,580	681,037
		11,849,815

Household & Personal Products 2.0%
Energizer Holdings, Inc.	5,301	308,624
Herbalife Ltd. *	9,918	823,095
HRG Group, Inc. *(a)	123,034	2,245,370
Spectrum Brands Holdings, Inc.	8,486	1,005,252
USANA Health Sciences, Inc. *	14,184	1,058,836
		5,441,177

Insurance 4.5%
American Equity Investment Life Holding Co.	27,103	894,399
Assured Guaranty Ltd.	33,302	1,185,218
CNA Financial Corp.	9,856	533,801
Everest Re Group Ltd. (a)	3,953	908,400
Loews Corp.	39,939	2,062,849
The Allstate Corp. (a)	51,673	5,103,742
The Hartford Financial Services Group, Inc.	21,702	1,275,210
		11,963,619

Materials 2.8%
Alcoa Corp. *	21,271	1,106,517
Berry Global Group, Inc. *(a)	77,312	4,576,097
Freeport-McMoRan, Inc. *	36,463	711,029
Platform Specialty Products Corp. *	39,480	462,311
Stepan Co.	9,286	728,208
		7,584,162

Media 3.4%
Comcast Corp., Class A	57,084	2,427,783
Live Nation Entertainment, Inc. *(a)	113,802	5,127,918
News Corp., Class A	26,241	448,984
Sinclair Broadcast Group, Inc., Class A	18,672	692,731
Viacom, Inc., Class B	11,732	392,083
		9,089,499

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc. (a)	23,077	2,589,701
Agilent Technologies, Inc.	8,452	620,630
Alexion Pharmaceuticals, Inc. *	1,159	138,292
Amgen, Inc. (a)	19,636	3,653,278
Biogen, Inc. *	1,993	693,185
Celgene Corp. *(a)	37,317	3,774,988
Eli Lilly & Co. (a)	64,486	5,252,385
Gilead Sciences, Inc.	8,884	744,479
Pfizer, Inc. (a)	41,066	1,521,085
PRA Health Sciences, Inc. *	4,390	399,753
Security	Number of Shares	Value ($)
Prestige Brands Holdings, Inc. *	5,292	221,364
United Therapeutics Corp. *	2,981	384,549
Vertex Pharmaceuticals, Inc. *	3,315	553,174
		20,546,863

Real Estate 5.0%
American Tower Corp.	8,390	1,239,203
Apartment Investment & Management Co., Class A	8,611	360,284
DCT Industrial Trust, Inc.	21,379	1,265,423
Equity LifeStyle Properties, Inc.	5,433	468,976
Realogy Holdings Corp.	61,968	1,704,740
Retail Properties of America, Inc., Class A (a)	315,339	3,799,835
Senior Housing Properties Trust (a)	119,973	2,079,132
UDR, Inc. (a)	51,005	1,863,213
Ventas, Inc.	13,762	770,259
		13,551,065

Retailing 2.7%
Amazon.com, Inc. *(a)	2,455	3,561,935
Best Buy Co., Inc.	11,242	821,341
DSW, Inc., Class A	24,745	495,642
GameStop Corp., Class A	9,537	160,317
Lowe's Cos., Inc.	7,348	769,556
Rent-A-Center, Inc. (a)	121,412	1,314,892
Shutterfly, Inc. *(a)	1,381	94,115
		7,217,798

Semiconductors & Semiconductor Equipment 2.6%
Amkor Technology, Inc. *	16,868	169,692
Cirrus Logic, Inc. *	10,141	502,689
Micron Technology, Inc. *(a)	52,478	2,294,338
MKS Instruments, Inc.	10,000	1,023,000
ON Semiconductor Corp. *(a)	98,837	2,445,228
Skyworks Solutions, Inc.	4,409	428,599
		6,863,546

Software & Services 9.3%
Accenture plc, Class A	16,862	2,709,723
Alliance Data Systems Corp.	2,498	641,137
Alphabet, Inc., Class A *(a)	3,751	4,434,507
CDK Global, Inc.	20,495	1,461,088
Electronic Arts, Inc. *	13,960	1,772,362
Endurance International Group Holdings, Inc. *	110,374	916,104
Envestnet, Inc. *	17,749	954,009
First Data Corp., Class A *	4,194	74,234
Fortinet, Inc. *	6,235	287,059
GoDaddy, Inc., Class A *	51,400	2,838,822
IAC/InterActiveCorp *	4,779	692,812
MAXIMUS, Inc.	19,865	1,354,396
Microsoft Corp.	30,933	2,938,944
Progress Software Corp. (a)	29,931	1,491,462
Stamps.com, Inc. *	3,548	723,260
Take-Two Interactive Software, Inc. *	6,323	800,934
Verint Systems, Inc. *	7,515	313,751
Web.com Group, Inc. *	22,607	525,613
		24,930,217

Technology Hardware & Equipment 9.8%
Apple, Inc. (a)	23,229	3,889,231
ARRIS International plc *(a)	100,897	2,552,694
CDW Corp.	10,357	774,600
Extreme Networks, Inc. *	24,597	369,693

16

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
F5 Networks, Inc. *	18,844	2,723,712
HP, Inc. (a)	85,041	1,983,156
Jabil, Inc.	120,251	3,057,983
Juniper Networks, Inc. (a)	123,790	3,237,108
OSI Systems, Inc. *	1,025	67,732
Tech Data Corp. *(a)	31,447	3,153,191
Western Digital Corp.	40,900	3,639,282
Zebra Technologies Corp., Class A *	7,118	876,653
		26,325,035

Telecommunication Services 1.4%
AT&T, Inc. (a)	45,604	1,707,870
T-Mobile US, Inc. *(a)	14,917	971,096
Telephone & Data Systems, Inc. (a)	40,772	1,118,376
		3,797,342

Transportation 1.9%
Alaska Air Group, Inc.	14,865	977,077
Atlas Air Worldwide Holdings, Inc. *	9,343	526,011
Delta Air Lines, Inc.	4,469	253,705
Ryder System, Inc.	29,795	2,593,059
Southwest Airlines Co.	10,993	668,374
		5,018,226

Utilities 2.9%
CenterPoint Energy, Inc.	54,766	1,543,306
FirstEnergy Corp. (a)	158,959	5,229,751
PG&E Corp.	16,784	712,145
UGI Corp.	7,525	344,419
		7,829,621
Total Common Stock
(Cost $224,651,595)		261,854,654

Other Investment Company 2.5% of net assets

Money Market Fund 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25% (b)	6,770,933	6,770,933
Total Other Investment Company
(Cost $6,770,933)		6,770,933
17

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund had the following short sale positions at January 31, 2018:

Security	Number of Shares	Value ($)
Short Sales (37.4%) of net assets

Automobiles & Components (1.6%)
Cooper Tire & Rubber Co.	27,109	(1,059,962)
Tesla, Inc. *	9,192	(3,256,817)
		(4,316,779)

Banks (1.9%)
First Financial Bankshares, Inc.	5,905	(274,288)
Flagstar Bancorp, Inc. *	50,113	(1,866,709)
Nationstar Mortgage Holdings, Inc. *	139,204	(2,469,479)
United Bankshares, Inc.	14,324	(527,123)
		(5,137,599)

Capital Goods (3.2%)
Air Lease Corp.	27,691	(1,346,336)
Albany International Corp., Class A	34,930	(2,216,309)
John Bean Technologies Corp.	2,891	(328,851)
Johnson Controls International plc	31,414	(1,229,230)
Mercury Systems, Inc. *	9,758	(468,579)
Wabtec Corp.	37,244	(3,018,254)
		(8,607,559)

Commercial & Professional Services (1.2%)
Healthcare Services Group, Inc.	39,970	(2,205,544)
Verisk Analytics, Inc. *	10,917	(1,092,246)
		(3,297,790)

Consumer Durables & Apparel (0.8%)
G-III Apparel Group Ltd. *	18,532	(692,170)
Meritage Homes Corp. *	7,894	(374,571)
TRI Pointe Group, Inc. *	71,294	(1,162,805)
		(2,229,546)

Consumer Services (0.9%)
Eldorado Resorts, Inc. *	32,464	(1,121,631)
Yum! Brands, Inc.	16,086	(1,360,715)
		(2,482,346)

Diversified Financials (1.7%)
LendingClub Corp. *	242,714	(888,333)
PRA Group, Inc. *	81,892	(2,927,639)
TD Ameritrade Holding Corp.	6,370	(355,383)
Virtu Financial, Inc., Class A	19,011	(363,110)
		(4,534,465)

Energy (5.4%)
Cheniere Energy, Inc. *	14,172	(801,568)
Diamondback Energy, Inc. *	6,580	(825,790)
Ensco plc, Class A	449,553	(2,652,363)
Golar LNG Ltd.	80,272	(2,190,623)
Gulfport Energy Corp. *	754	(7,668)
Helmerich & Payne, Inc.	5,336	(384,352)
Matador Resources Co. *	14,765	(478,534)
Nabors Industries Ltd.	135,794	(1,064,625)
Oasis Petroleum, Inc. *	20,302	(175,815)
Parsley Energy, Inc., Class A *	32,477	(766,457)
RSP Permian, Inc. *	35,103	(1,392,887)
Security	Number of Shares	Value ($)
SemGroup Corp., Class A	80,934	(2,318,759)
SM Energy Co.	63,668	(1,486,648)
		(14,546,089)

Food & Staples Retailing (0.1%)
PriceSmart, Inc.	3,039	(258,923)

Food, Beverage & Tobacco (0.6%)
Blue Buffalo Pet Products, Inc. *	9,691	(329,300)
MGP Ingredients, Inc.	5,101	(456,744)
The Coca-Cola Co.	16,827	(800,797)
		(1,586,841)

Health Care Equipment & Services (1.3%)
Acadia Healthcare Co., Inc. *	13,653	(465,294)
DexCom, Inc. *	18,691	(1,087,816)
Envision Healthcare Corp. *	16,843	(606,180)
HealthEquity, Inc. *	9,251	(468,286)
Hologic, Inc. *	3,501	(149,493)
MEDNAX, Inc. *	11,035	(582,758)
		(3,359,827)

Household & Personal Products (1.1%)
Coty, Inc., Class A	79,053	(1,550,229)
WD-40 Co.	11,747	(1,453,691)
		(3,003,920)

Insurance (0.4%)
Alleghany Corp. *	104	(65,281)
AmTrust Financial Services, Inc.	30,202	(405,311)
RenaissanceRe Holdings Ltd.	4,519	(574,545)
		(1,045,137)

Materials (0.9%)
Balchem Corp.	4,998	(394,842)
Cleveland-Cliffs, Inc. *	65,607	(449,408)
Martin Marietta Materials, Inc.	6,377	(1,455,040)
		(2,299,290)

Media (1.0%)
Liberty Broadband Corp., Class A *	26,537	(2,511,462)

Pharmaceuticals, Biotechnology & Life Sciences (1.4%)
Accelerate Diagnostics, Inc. *	16,092	(465,059)
Alnylam Pharmaceuticals, Inc. *	4,352	(565,673)
Bluebird Bio, Inc. *	4,979	(1,020,197)
Cambrex Corp. *	10,168	(572,967)
Ultragenyx Pharmaceutical, Inc. *	22,312	(1,190,345)
		(3,814,241)

Real Estate (2.8%)
Acadia Realty Trust	68,401	(1,679,929)
Life Storage, Inc.	24,175	(2,008,942)
Seritage Growth Properties	6,443	(265,452)
The Howard Hughes Corp. *	27,513	(3,465,537)
		(7,419,860)

18

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retailing (1.5%)
Advance Auto Parts, Inc.	1,100	(128,849)
At Home Group, Inc. *	16,926	(536,216)
Camping World Holdings, Inc., Class A	12,028	(538,253)
CarMax, Inc. *	17,804	(1,270,671)
Netflix, Inc. *	1,856	(501,677)
Ollie's Bargain Outlet Holdings, Inc. *	10,253	(569,554)
TripAdvisor, Inc. *	13,643	(473,003)
		(4,018,223)

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc. *	76,104	(1,045,669)
Ambarella, Inc. *	17,266	(870,206)
Inphi Corp. *	16,446	(491,242)
Integrated Device Technology, Inc. *	29,403	(879,150)
MACOM Technology Solutions Holdings, Inc. *	23,015	(715,767)
MaxLinear, Inc. *	21,450	(553,195)
Power Integrations, Inc.	6,223	(464,858)
		(5,020,087)

Software & Services (2.1%)
2U, Inc. *	14,862	(1,103,801)
Blackline, Inc. *	6,070	(201,706)
Ellie Mae, Inc. *	8,568	(801,108)
FireEye, Inc. *	30,520	(460,242)
HubSpot, Inc. *	4,733	(459,338)
WEX, Inc. *	17,355	(2,686,727)
		(5,712,922)

Security	Number of Shares	Value ($)
Technology Hardware & Equipment (2.6%)
Avnet, Inc.	25,871	(1,099,518)
Finisar Corp. *	52,124	(936,147)
II-VI, Inc. *	31,697	(1,351,877)
Infinera Corp. *	258,154	(1,670,256)
Lumentum Holdings, Inc. *	20,304	(940,075)
Universal Display Corp.	1,976	(314,974)
ViaSat, Inc. *	9,724	(735,329)
		(7,048,176)

Telecommunication Services (0.2%)
Iridium Communications, Inc. *	44,856	(569,671)

Transportation (1.5%)
Allegiant Travel Co.	3,280	(522,340)
C.H. Robinson Worldwide, Inc.	14,644	(1,339,340)
Knight-Swift Transportation Holdings, Inc.	27,332	(1,360,861)
Spirit Airlines, Inc. *	17,752	(747,714)
		(3,970,255)

Utilities (1.3%)
Ormat Technologies, Inc.	49,812	(3,490,825)
Total Short Sales
(Proceeds $94,993,211)		(100,281,833)
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$261,854,654	$—	$—	$261,854,654
Other Investment Company[1]	6,770,933	—	—	6,770,933
Liabilities
Short Sales[1]	(100,281,833)	—	—	(100,281,833)
Total	$168,343,754	$—	$—	$168,343,754
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
19

Schwab Capital Trust
Schwab Health Care Fund™

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Australia 1.7%
Ansell Ltd.	584,898	11,830,315
Cochlear Ltd.	11,283	1,574,778
CSL Ltd.	17,900	2,104,670
		15,509,763

Denmark 3.9%
Bavarian Nordic A/S *	18,442	710,542
GN Store Nord A/S	54,500	1,837,853
H. Lundbeck A/S	112,006	5,709,428
Novo Nordisk A/S, Class B	477,714	26,512,339
		34,770,162

Finland 0.4%
Orion Oyj, Class B	83,070	3,332,284

France 0.5%
Sanofi	54,465	4,806,623

Germany 0.4%
Evotec AG *	173,374	3,165,907

Hong Kong 0.7%
Sihuan Pharmaceutical Holdings Group Ltd.	1,122,000	430,787
Sino Biopharmaceutical Ltd.	3,352,000	6,148,763
		6,579,550

Ireland 4.1%
Allergan plc	73,161	13,188,002
Medtronic plc	220,765	18,961,506
Perrigo Co., plc	49,100	4,449,442
		36,598,950

Italy 0.8%
DiaSorin S.p.A.	10,100	977,067
Recordati S.p.A.	128,263	5,840,888
		6,817,955

Japan 3.4%
Astellas Pharma, Inc.	738,400	9,710,852
Hoya Corp.	208,000	10,683,503
Shionogi & Co., Ltd.	178,600	9,885,600
		30,279,955

New Zealand 0.0%
a2 Milk Co., Ltd. *	43,017	293,555

Security	Number of Shares	Value ($)
Republic of Korea 0.7%
Celltrion, Inc. *	11,739	3,470,527
Hugel, Inc. *	4,789	2,531,695
		6,002,222

Sweden 0.5%
Swedish Orphan Biovitrum AB *	175,042	3,075,039
Vitrolife AB	11,600	1,015,350
		4,090,389

Switzerland 5.8%
Lonza Group AG *	59,351	16,489,873
Novartis AG	155,242	14,011,687
Roche Holding AG	82,896	20,481,453
		50,983,013

Taiwan 0.3%
St. Shine Optical Co., Ltd.	77,800	2,486,867

United Kingdom 2.4%
GlaxoSmithKline plc	806,543	15,013,054
Indivior plc *	1,035,507	5,916,052
		20,929,106

United States 74.0%
Abbott Laboratories	385,000	23,931,600
AbbVie, Inc.	258,299	28,986,314
Aetna, Inc.	7,400	1,382,468
Agilent Technologies, Inc.	171,700	12,607,931
Alexion Pharmaceuticals, Inc. *	95,700	11,418,924
Align Technology, Inc. *	3,200	838,400
AMAG Pharmaceuticals, Inc. *	100,022	1,435,316
Amgen, Inc.	224,711	41,807,482
Analogic Corp.	10,200	845,580
AngioDynamics, Inc. *	25,100	436,991
Anthem, Inc.	48,800	12,095,080
Baxter International, Inc.	171,973	12,387,215
Becton, Dickinson & Co.	32,100	7,798,374
Bio-Techne Corp.	15,600	2,188,524
Biogen, Inc. *	66,314	23,064,672
Boston Scientific Corp. *	185,900	5,197,764
Bristol-Myers Squibb Co.	275,834	17,267,208
Catalent, Inc. *	99,000	4,607,460
Celgene Corp. *	232,106	23,479,843
Centene Corp. *	39,026	4,185,148
Cigna Corp.	40,200	8,375,670
Danaher Corp.	101,000	10,229,280
DaVita, Inc. *	17,700	1,381,308
Eli Lilly & Co.	220,829	17,986,522
Emergent BioSolutions, Inc. *	222,100	10,836,259
Exelixis, Inc. *	111,575	3,381,838
Express Scripts Holding Co. *	246,460	19,514,703

20

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Genomic Health, Inc. *	259,283	8,610,788
Gilead Sciences, Inc.	369,685	30,979,603
Haemonetics Corp. *	126,828	8,199,430
Halyard Health, Inc. *	165,400	8,073,174
Hill-Rom Holdings, Inc.	63,100	5,384,323
Humana, Inc.	38,200	10,765,906
Illumina, Inc. *	18,500	4,303,840
Intuitive Surgical, Inc. *	11,000	4,748,370
Johnson & Johnson	526,802	72,798,768
Ligand Pharmaceuticals, Inc. *	2,700	425,574
Magellan Health, Inc. *	26,300	2,619,480
Merck & Co., Inc.	426,710	25,282,568
Meridian Bioscience, Inc.	124,000	1,940,600
Mylan N.V. *	44,600	1,911,110
Myriad Genetics, Inc. *	28,400	1,047,392
Nektar Therapeutics *	24,700	2,065,167
Pfizer, Inc.	1,205,200	44,640,608
Prestige Brands Holdings, Inc. *	90,383	3,780,721
Quality Systems, Inc. *	263,600	3,426,800
Quest Diagnostics, Inc.	14,500	1,534,390
Quidel Corp. *	53,100	2,430,918
Regeneron Pharmaceuticals, Inc. *	11,100	4,069,815
Sangamo Therapeutics, Inc. *	20,398	425,298
Stryker Corp.	34,600	5,687,548
Thermo Fisher Scientific, Inc.	71,650	16,057,482
UnitedHealth Group, Inc.	184,291	43,636,423
Vanda Pharmaceuticals, Inc. *	50,500	800,425
Vertex Pharmaceuticals, Inc. *	101,900	17,004,053
Security	Number of Shares	Value ($)
Zimmer Biomet Holdings, Inc.	38,893	4,944,078
Zoetis, Inc.	111,400	8,547,722
		653,810,248
Total Common Stock
(Cost $605,379,301)		880,456,549
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.78%, 02/01/18 (a)	3,161,802	3,161,802
Total Short-Term Investment
(Cost $3,161,802)		3,161,802
At 01/31/18, the values of certain foreign securities held by the fund aggregating $186,283,269 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$690,702,753	$—	$—	$690,702,753
Australia	—	15,509,763	—	15,509,763
Denmark	—	34,770,162	—	34,770,162
Finland	—	3,332,284	—	3,332,284
France	—	4,806,623	—	4,806,623
Germany	—	3,165,907	—	3,165,907
Hong Kong	—	6,579,550	—	6,579,550
Italy	—	6,817,955	—	6,817,955
Japan	—	30,279,955	—	30,279,955
Republic of Korea	3,470,527	2,531,695	—	6,002,222
Sweden	—	4,090,389	—	4,090,389
Switzerland	—	50,983,013	—	50,983,013
Taiwan	—	2,486,867	—	2,486,867
United Kingdom	—	20,929,106	—	20,929,106
Short-Term Investment[1]	—	3,161,802	—	3,161,802
Total	$694,173,280	$189,445,071	$—	$883,618,351
[1]	As categorized in Portfolio Holdings.
21

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $11,252,000 and $1,283,088 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period. Fund Investments in underlying mututal funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
22

Schwab Capital Trust
Schwab® International Core Equity Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 95.7% of net assets

Australia 6.2%
Aristocrat Leisure Ltd.	1,347,904	25,898,463
Australia & New Zealand Banking Group Ltd.	128,538	2,952,411
BHP Billiton Ltd.	279,853	6,843,841
carsales.com Ltd.	204,076	2,465,073
CIMIC Group Ltd.	100,057	3,799,501
CSR Ltd.	1,096,596	4,440,596
Fortescue Metals Group Ltd.	1,213,040	4,817,248
National Australia Bank Ltd.	664,437	15,565,711
Qantas Airways Ltd.	1,502,147	6,365,958
Rio Tinto Ltd.	59,720	3,676,854
Sandfire Resources NL	684,070	3,950,705
Super Retail Group Ltd.	798,889	5,631,617
Telstra Corp., Ltd.	1,938,915	5,732,501
		92,140,479

Austria 1.1%
Raiffeisen Bank International AG *	369,020	15,863,284

Belgium 2.3%
bpost S.A.	155,473	5,169,301
KBC Group N.V.	170,905	16,431,834
UCB S.A.	144,205	12,569,287
		34,170,422

Canada 0.2%
Manulife Financial Corp.	155,200	3,293,268

Denmark 2.2%
DSV A/S	31,693	2,605,791
Novo Nordisk A/S, Class B	293,547	16,291,374
Sydbank A/S	162,256	6,635,849
Vestas Wind Systems A/S	100,163	6,831,924
		32,364,938

Finland 0.5%
Orion Oyj, Class B	84,530	3,390,850
UPM-Kymmene Oyj	128,410	4,329,793
		7,720,643

France 8.2%
Air France-KLM *	404,012	6,266,450
BNP Paribas S.A.	75,877	6,266,968
Casino Guichard Perrachon S.A.	64,900	3,792,078
Eiffage S.A.	61,826	7,495,480
Engie S.A.	307,428	5,338,206
Faurecia	49,923	4,479,600
Gaztransport Et Technigaz S.A.	116,303	8,050,074
Security	Number of Shares	Value ($)
Hermes International	8,137	4,497,741
Ipsen S.A.	40,535	5,676,337
L'Oreal S.A.	46,257	10,512,103
LVMH Moet Hennessy Louis Vuitton SE	17,500	5,481,893
Metropole Television S.A.	192,466	5,236,561
Neopost S.A.	102,156	3,041,938
Peugeot S.A.	376,494	8,456,543
Sanofi	254,760	22,482,977
TOTAL S.A.	236,964	13,739,153
		120,814,102

Germany 10.3%
Allianz SE	83,702	21,170,430
BASF SE	276,982	32,483,808
Beiersdorf AG	81,691	9,685,706
Continental AG	24,829	7,458,827
Covestro AG	226,342	26,063,339
CTS Eventim AG & Co. KGaA	79,887	3,994,352
Deutsche Lufthansa AG	290,914	10,392,257
Deutsche Pfandbriefbank AG	286,063	5,287,482
Deutz AG	341,808	3,173,967
Hugo Boss AG	120,264	11,045,446
Pfeiffer Vacuum Technology AG	21,968	4,355,713
Rheinmetall AG	40,311	5,706,026
SAP SE	49,296	5,577,375
Siltronic AG *	28,664	4,758,698
		151,153,426

Greece 0.2%
Motor Oil (Hellas) Corinth Refineries S.A.	95,130	2,379,889

Hong Kong 3.6%
China Huarong Asset Management Co., Ltd., Class H (b)	3,759,000	1,896,477
China Petroleum & Chemical Corp., Class H (b)	5,122,000	4,427,537
China Railway Group Ltd., Class H (b)	5,582,000	4,275,246
China Shenhua Energy Co., Ltd., Class H (b)	1,922,000	5,972,139
CK Asset Holdings Ltd.	677,000	6,442,058
Kingboard Chemical Holdings Ltd.	1,597,500	8,741,085
Kingboard Laminates Holdings Ltd.	2,352,000	4,131,700
Shanghai Industrial Holdings Ltd.	1,380,000	4,031,591
Sinopec Shanghai Petrochemical Co., Ltd., Class H (b)	6,019,000	3,675,025
The Wharf Holdings Ltd.	852,000	3,471,451
Weichai Power Co., Ltd., Class H (b)	5,156,000	6,431,692
		53,496,001

23

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Italy 1.2%
Banca IFIS S.p.A.	28,284	1,345,863
Fiat Chrysler Automobiles N.V. *	231,880	5,604,225
Moncler S.p.A.	306,300	10,094,191
		17,044,279

Japan 23.5%
Alps Electric Co., Ltd.	128,400	3,710,449
ANA Holdings, Inc.	109,600	4,471,137
Astellas Pharma, Inc.	972,700	12,792,181
Bandai Namco Holdings, Inc.	173,200	5,668,049
Canon Marketing Japan, Inc.	119,900	3,301,961
Credit Saison Co., Ltd.	104,800	1,914,716
Daiichikosho Co., Ltd.	65,000	3,550,582
Daiwa House Industry Co., Ltd.	111,200	4,404,472
en-Japan, Inc.	66,000	3,535,062
Fujitsu Ltd.	453,300	3,346,988
Haseko Corp.	832,300	13,015,596
Hitachi Ltd.	518,000	4,133,532
Hoya Corp.	214,300	11,007,089
ITOCHU Corp.	153,500	3,020,371
Japan Airlines Co., Ltd.	259,800	9,817,191
Japan Securities Finance Co., Ltd.	672,200	4,027,508
Kanamoto Co., Ltd.	115,800	3,581,192
Kenedix Office Investment Corp.	1,097	6,909,727
Kenedix, Inc.	1,042,044	6,639,974
Kirin Holdings Co., Ltd.	557,300	13,960,434
Matsumotokiyoshi Holdings Co., Ltd.	97,600	4,010,074
Minebea Mitsumi, Inc.	207,000	4,711,215
Mitsubishi UFJ Financial Group, Inc.	1,174,300	8,879,313
Mixi, Inc.	175,100	7,731,735
Nexon Co., Ltd. *	242,300	8,095,573
Nihon Unisys Ltd.	290,052	6,113,321
Nippon Light Metal Holdings Co., Ltd.	1,365,200	4,027,229
Nitto Denko Corp.	78,600	7,221,763
Okumura Corp.	60,000	2,595,590
Omron Corp.	45,000	2,820,522
ORIX Corp.	1,042,800	19,533,390
Pigeon Corp.	81,500	3,186,712
Prima Meat Packers Ltd.	572,000	3,914,399
Resona Holdings, Inc.	528,000	3,197,523
Sankyu, Inc.	169,180	7,896,496
Seino Holdings Co., Ltd.	124,000	2,062,013
Shionogi & Co., Ltd.	338,519	18,737,197
Showa Shell Sekiyu K.K.	455,800	6,479,713
SoftBank Group Corp.	51,200	4,254,101
Sony Corp.	387,098	18,565,633
Suzuki Motor Corp.	106,900	6,139,805
T-Gaia Corp.	168,100	4,177,446
Taisei Corp.	91,600	4,675,317
The Kansai Electric Power Co., Inc.	624,400	7,780,464
TOKAI Holdings Corp.	1,073,800	10,370,427
Tokyo Electron Ltd.	32,700	6,168,602
Tomy Co., Ltd.	279,200	4,226,160
Toshiba TEC Corp.	1,577,000	9,584,620
Tosoh Corp.	564,000	12,984,567
Toyo Tire & Rubber Co., Ltd.	54,100	1,155,330
Toyota Boshoku Corp.	197,000	4,227,740
Ulvac, Inc.	107,631	7,214,801
Unipres Corp.	60,800	1,620,159
		347,167,161

Netherlands 5.0%
BE Semiconductor Industries N.V.	79,851	7,684,624
Heineken Holding N.V.	190,978	20,259,980
Koninklijke Philips N.V.	116,485	4,747,899
Security	Number of Shares	Value ($)
Philips Lighting N.V.	68,718	2,701,987
RELX N.V.	253,384	5,610,807
SBM Offshore N.V.	695,410	12,987,982
Unilever N.V. CVA	333,538	19,252,522
		73,245,801

New Zealand 0.1%
Spark New Zealand Ltd.	682,811	1,806,190

Norway 0.9%
Austevoll Seafood A.S.A.	373,254	2,932,405
Telenor A.S.A.	419,302	9,803,136
		12,735,541

Republic of Korea 1.3%
Samsung Electronics Co., Ltd.	6,935	16,209,370
SK Holdings Co., Ltd.	11,520	3,434,356
		19,643,726

Singapore 1.6%
CapitaLand Ltd.	6,002,000	17,523,790
Singapore Technologies Engineering Ltd.	2,232,000	5,726,356
		23,250,146

South Africa 0.4%
Mondi Ltd.	237,664	6,346,735

Spain 1.4%
Abertis Infraestructuras S.A.	138,056	3,349,297
ACS Actividades de Construccion y Servicios S.A.	202,888	8,118,048
Banco Santander S.A.	980,075	7,276,312
Mediaset Espana Comunicacion S.A.	203,531	2,301,681
		21,045,338

Sweden 2.3%
Atlas Copco AB, A Shares	86,869	4,073,960
Electrolux AB, B Shares	90,895	3,211,184
Hemfosa Fastigheter AB	272,296	3,743,118
JM AB	324,994	7,330,698
Kindred Group plc SDR	402,070	6,714,858
Sandvik AB	434,353	8,550,976
		33,624,794

Switzerland 7.7%
Adecco Group AG	136,976	11,270,515
Cembra Money Bank AG *	141,168	13,925,667
GAM Holding AG *	409,992	7,700,900
Inficon Holding AG *	5,535	3,463,674
Nestle S.A.	168,682	14,571,076
Novartis AG	110,086	9,936,039
Pargesa Holding S.A.	119,183	10,864,986
Partners Group Holding AG	4,590	3,566,682
Roche Holding AG	93,305	23,053,247
Schindler Holding AG	10,624	2,661,983
SGS S.A.	1,478	3,973,103
UBS Group AG *	439,848	8,928,651
		113,916,523

24

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Taiwan 0.6%
CTBC Financial Holding Co., Ltd.	8,688,000	6,348,467
HannStar Display Corp.	7,185,000	2,628,032
		8,976,499

United Kingdom 14.9%
888 Holdings plc	607,366	2,430,154
AstraZeneca plc	54,654	3,793,709
Aviva plc	2,727,464	19,897,990
British American Tobacco plc	24,376	1,666,018
Carnival plc	183,709	12,961,527
GlaxoSmithKline plc	1,176,633	21,901,938
Grainger plc	755,539	3,102,144
HSBC Holdings plc	2,256,147	24,070,039
Imperial Brands plc	201,726	8,301,717
Legal & General Group plc	5,411,458	20,787,498
Lloyds Banking Group plc	12,233,833	12,087,003
Mondi plc	129,978	3,464,318
Moneysupermarket.com Group plc	1,416,058	6,809,351
Old Mutual plc	2,380,438	7,902,121
Paragon Banking Group plc	1,467,194	10,278,732
Rio Tinto plc	96,240	5,357,007
Royal Dutch Shell plc, B Shares	792,843	28,124,101
SSE plc	289,489	5,368,567
The British Land Co., plc	633,587	6,014,714
Unilever plc	261,889	14,821,943
		219,140,591
Total Common Stock
(Cost $1,220,141,224)		1,411,339,776

Other Investment Company 2.5% of net assets

Money Market Fund 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25% (a)	37,494,772	37,494,772
Total Other Investment Company
(Cost $37,494,772)		37,494,772

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 03/16/18	250	26,818,750	1,049,449
At 01/31/18, the values of certain foreign securities held by the fund aggregating $1,368,207,963 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	Represents a China based company which is listed on the Hong Kong exchange and traded in Hong Kong dollars.

CVA –	Dutch Certificate
SDR –	Swedish Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$1,025,740,397	$—	$1,025,740,397
Canada	3,293,268	—	—	3,293,268
France	8,050,074	112,764,028	—	120,814,102
Greece	2,379,889	—	—	2,379,889
South Africa	6,346,735	—	—	6,346,735
Sweden	6,714,858	26,909,936	—	33,624,794
United Kingdom	16,346,989	202,793,602	—	219,140,591
Other Investment Company[1]	37,494,772	—	—	37,494,772
25

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts[2]	$1,049,449	$—	$—	$1,049,449
Total	$81,676,034	$1,368,207,963	$—	$1,449,883,997
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $9,206,501 and $22,587,434 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
26

Schwab Active Equity Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and
27

Schwab Active Equity Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87636JAN18
28

Schwab Capital Trust
Schwab Balanced Fund™

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.1% of net assets

Equity Funds 60.3%
Large-Cap 50.6%
Laudus U.S. Large Cap Growth Fund *	2,940,993	62,849,016
Schwab Core Equity Fund	5,942,589	141,849,592
		204,698,608
Small-Cap 9.7%
Laudus Small-Cap MarketMasters Fund, Select Shares *	2,039,481	39,463,957
		244,162,565

Fixed-Income Funds 36.5%
Intermediate-Term Bond 36.5%
Schwab Intermediate-Term Bond Fund	4,447,413	43,940,441
Schwab U.S. Aggregate Bond Index Fund	10,429,102	103,560,979
		147,501,420

Security	Number of Shares	Value ($)
Money Market Fund 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares 1.40% (a)	5,240,171	5,241,743
Total Affiliated Underlying Funds
(Cost $351,530,245)		396,905,728

Unaffiliated Underlying Fund 1.6% of net assets

Money Market Fund 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25% (a)	6,494,388	6,494,388
Total Unaffiliated Underlying Fund
(Cost $6,494,388)		6,494,388
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus Small-Cap MarketMasters Fund, Select Shares	1,897,385	244,664	(102,568)	2,039,481	($2,207,642)	$68,007	$4,587,452
Laudus U.S. Large Cap Growth Fund	2,755,633	367,495	(182,135)	2,940,993	285,527	290,545	7,044,874
Schwab Core Equity Fund	5,525,048	637,842	(220,301)	5,942,589	(1,924,652)	106,264	14,357,821
Schwab Intermediate-Term Bond Fund	4,160,907	286,506	—	4,447,413	(727,550)	—	210,600
Schwab U.S. Aggregate Bond Index Fund	9,820,402	797,005	(188,305)	10,429,102	(1,493,160)	(11,071)	625,002
Schwab Variable Share Price Money Fund, Ultra Shares	5,224,167	16,004	—	5,240,171	2	—	16,585
Total					($6,067,475)	$453,745	$26,842,334
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

1

Schwab Balanced Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$396,905,728	$—	$—	$396,905,728
Unaffiliated Underlying Fund[1]	6,494,388	—	—	6,494,388
Total	$403,400,116	$—	$—	$403,400,116
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
2

Schwab Balanced Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG46831JAN18
3

Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.6%
Aptiv plc	368,100	34,925,328
BorgWarner, Inc.	276,500	15,555,890
Ford Motor Co.	5,472,197	60,030,001
General Motors Co.	1,792,000	75,998,720
Harley-Davidson, Inc.	238,770	11,570,794
The Goodyear Tire & Rubber Co.	344,936	12,010,672
		210,091,405

Banks 6.7%
Bank of America Corp.	13,561,340	433,962,880
BB&T Corp.	1,090,070	60,160,963
Citigroup, Inc.	3,694,298	289,928,507
Citizens Financial Group, Inc.	665,000	30,523,500
Comerica, Inc.	232,170	22,107,227
Fifth Third Bancorp	967,647	32,029,116
Huntington Bancshares, Inc.	1,572,993	25,451,027
JPMorgan Chase & Co.	4,849,977	560,996,840
KeyCorp	1,479,198	31,654,837
M&T Bank Corp.	215,598	41,131,787
People’s United Financial, Inc.	546,100	10,741,787
Regions Financial Corp.	1,587,145	30,520,798
SunTrust Banks, Inc.	652,516	46,132,881
The PNC Financial Services Group, Inc.	671,968	106,184,383
U.S. Bancorp	2,214,528	126,538,130
Wells Fargo & Co.	6,194,944	407,503,416
Zions Bancorp	270,198	14,598,798
		2,270,166,877

Capital Goods 7.5%
3M Co.	833,852	208,879,926
A.O. Smith Corp.	207,114	13,831,073
Acuity Brands, Inc.	60,500	9,343,620
Allegion plc	131,733	11,343,529
AMETEK, Inc.	325,000	24,797,500
Arconic, Inc.	583,254	17,532,615
Caterpillar, Inc.	830,814	135,239,903
Cummins, Inc.	215,762	40,563,256
Deere & Co.	448,229	74,594,270
Dover Corp.	215,570	22,895,690
Eaton Corp. plc	621,638	52,198,943
Emerson Electric Co.	894,115	64,581,926
Fastenal Co.	398,898	21,923,434
Flowserve Corp.	175,000	7,931,000
Fluor Corp.	194,482	11,805,057
Fortive Corp.	429,787	32,672,408
Fortune Brands Home & Security, Inc.	217,200	15,405,996
General Dynamics Corp.	389,427	86,639,719
General Electric Co.	12,147,543	196,425,770
Harris Corp.	166,304	26,505,531
Honeywell International, Inc.	1,065,731	170,165,269
Huntington Ingalls Industries, Inc.	62,000	14,727,480
Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	433,136	75,222,729
Ingersoll-Rand plc	352,200	33,328,686
Jacobs Engineering Group, Inc.	160,934	11,178,476
Johnson Controls International plc	1,294,002	50,634,298
L3 Technologies, Inc.	109,383	23,239,512
Lockheed Martin Corp.	350,059	124,218,436
Masco Corp.	438,488	19,582,874
Northrop Grumman Corp.	243,877	83,047,435
PACCAR, Inc.	494,550	36,873,648
Parker-Hannifin Corp.	185,936	37,451,229
Pentair plc	229,582	16,415,113
Quanta Services, Inc. *	225,500	8,679,495
Raytheon Co.	403,384	84,283,053
Rockwell Automation, Inc.	177,321	34,983,660
Rockwell Collins, Inc.	227,205	31,465,620
Roper Technologies, Inc.	142,900	40,096,311
Snap-on, Inc.	79,589	13,634,392
Stanley Black & Decker, Inc.	214,981	35,736,292
Textron, Inc.	369,404	21,672,933
The Boeing Co.	783,961	277,812,260
TransDigm Group, Inc.	66,300	21,011,133
United Rentals, Inc. *	116,995	21,188,964
United Technologies Corp.	1,037,695	143,212,287
W.W. Grainger, Inc.	73,427	19,800,325
Xylem, Inc.	256,710	18,549,865
		2,543,322,941

Commercial & Professional Services 0.6%
Cintas Corp.	118,976	20,041,507
Equifax, Inc.	169,261	21,145,777
IHS Markit Ltd. *	504,400	24,075,012
Nielsen Holdings plc	472,200	17,665,002
Republic Services, Inc.	310,634	21,371,619
Robert Half International, Inc.	183,742	10,634,987
Stericycle, Inc. *	114,100	8,598,576
Verisk Analytics, Inc. *	217,134	21,724,257
Waste Management, Inc.	563,516	49,831,720
		195,088,457

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	481,716	23,628,170
Garmin Ltd.	155,100	9,761,994
Hanesbrands, Inc.	481,600	10,460,352
Hasbro, Inc.	152,617	14,432,990
Leggett & Platt, Inc.	182,994	8,511,051
Lennar Corp., Class A	286,218	17,934,420
Mattel, Inc.	475,694	7,534,993
Michael Kors Holdings Ltd. *	220,800	14,572,800
Mohawk Industries, Inc. *	87,603	24,621,699
Newell Brands, Inc.	681,750	18,025,470
NIKE, Inc., Class B	1,837,908	125,382,084
PulteGroup, Inc.	370,186	11,783,020
PVH Corp.	105,700	16,391,956
Ralph Lauren Corp.	76,726	8,770,549
Tapestry, Inc.	415,328	19,537,029

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Under Armour, Inc., Class A *(b)	283,400	3,927,924
Under Armour, Inc., Class C *(b)	284,092	3,650,582
VF Corp.	449,317	36,457,581
Whirlpool Corp.	102,490	18,593,736
		393,978,400

Consumer Services 1.8%
Carnival Corp.	575,821	41,234,542
Chipotle Mexican Grill, Inc. *	35,780	11,619,913
Darden Restaurants, Inc.	174,985	16,772,312
H&R Block, Inc.	284,905	7,561,379
Hilton Worldwide Holdings, Inc.	281,800	24,136,170
Marriott International, Inc., Class A	427,200	62,943,648
McDonald’s Corp.	1,113,758	190,608,544
MGM Resorts International	719,828	26,237,731
Norwegian Cruise Line Holdings Ltd. *	253,700	15,409,738
Royal Caribbean Cruises Ltd.	237,300	31,691,415
Starbucks Corp.	1,986,724	112,865,790
Wyndham Worldwide Corp.	143,164	17,770,947
Wynn Resorts Ltd.	110,800	18,347,372
Yum! Brands, Inc.	469,075	39,679,054
		616,878,555

Diversified Financials 5.6%
Affiliated Managers Group, Inc.	77,700	15,511,251
American Express Co.	1,008,216	100,216,670
Ameriprise Financial, Inc.	207,909	35,074,248
Berkshire Hathaway, Inc., Class B *	2,693,733	577,482,480
BlackRock, Inc.	173,200	97,303,760
Capital One Financial Corp.	679,974	70,690,097
Cboe Global Markets, Inc.	156,100	20,978,279
CME Group, Inc.	477,968	73,358,529
Discover Financial Services	500,894	39,971,341
E*TRADE Financial Corp. *	387,919	20,443,331
Franklin Resources, Inc.	452,105	19,173,773
Intercontinental Exchange, Inc.	820,559	60,590,077
Invesco Ltd.	563,947	20,375,405
Leucadia National Corp.	427,851	11,581,927
Moody’s Corp.	230,429	37,281,108
Morgan Stanley	1,946,434	110,070,843
Nasdaq, Inc.	161,900	13,099,329
Navient Corp.	373,300	5,319,525
Northern Trust Corp.	303,206	31,954,880
Raymond James Financial, Inc.	183,000	17,639,370
S&P Global, Inc.	354,867	64,266,414
State Street Corp.	515,826	56,828,550
Synchrony Financial	1,031,199	40,917,976
T. Rowe Price Group, Inc.	341,979	38,175,116
The Bank of New York Mellon Corp.	1,433,273	81,266,579
The Charles Schwab Corp. (a)	1,650,681	88,047,325
The Goldman Sachs Group, Inc.	490,420	131,378,614
		1,878,996,797

Energy 6.0%
Anadarko Petroleum Corp.	758,409	45,542,461
Andeavor	203,707	22,032,949
Apache Corp.	533,906	23,956,362
Baker Hughes, a GE Co.	593,844	19,092,085
Cabot Oil & Gas Corp.	642,800	16,937,780
Chesapeake Energy Corp. *	1,329,490	4,653,215
Chevron Corp.	2,656,705	333,017,972
Cimarex Energy Co.	135,830	15,240,126
Concho Resources, Inc. *	210,498	33,140,805
ConocoPhillips	1,677,384	98,646,953
Devon Energy Corp.	728,158	30,123,897
EOG Resources, Inc.	801,612	92,185,380
Security	Number of Shares	Value ($)
EQT Corp.	335,600	18,219,724
Exxon Mobil Corp.	5,927,914	517,506,892
Halliburton Co.	1,225,068	65,786,152
Helmerich & Payne, Inc.	152,300	10,970,169
Hess Corp.	368,540	18,614,955
Kinder Morgan, Inc.	2,682,244	48,226,747
Marathon Oil Corp.	1,192,852	21,697,978
Marathon Petroleum Corp.	686,052	47,522,822
National Oilwell Varco, Inc.	534,224	19,595,336
Newfield Exploration Co. *	278,675	8,822,851
Noble Energy, Inc.	672,368	20,520,671
Occidental Petroleum Corp.	1,065,570	79,885,783
ONEOK, Inc.	572,326	33,687,108
Phillips 66	597,795	61,214,208
Pioneer Natural Resources Co.	237,800	43,495,998
Range Resources Corp.	326,948	4,659,009
Schlumberger Ltd.	1,940,761	142,801,194
TechnipFMC plc	615,400	19,975,884
The Williams Cos., Inc.	1,159,078	36,383,458
Valero Energy Corp.	610,087	58,550,049
		2,012,706,973

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	609,595	118,791,778
CVS Health Corp.	1,414,970	111,343,989
Sysco Corp.	673,778	42,360,423
The Kroger Co.	1,248,694	37,910,350
Wal-Mart Stores, Inc.	2,048,961	218,419,243
Walgreens Boots Alliance, Inc.	1,211,256	91,159,126
		619,984,909

Food, Beverage & Tobacco 4.4%
Altria Group, Inc.	2,651,872	186,532,676
Archer-Daniels-Midland Co.	797,399	34,248,287
Brown-Forman Corp., Class B	279,684	19,382,101
Campbell Soup Co.	263,611	12,271,092
ConAgra Brands, Inc.	582,149	22,121,662
Constellation Brands, Inc., Class A	241,165	52,928,483
Dr Pepper Snapple Group, Inc.	246,500	29,419,775
General Mills, Inc.	791,880	46,317,061
Hormel Foods Corp.	387,600	13,306,308
Kellogg Co.	342,696	23,341,025
McCormick & Co., Inc. — Non Voting Shares	165,702	18,023,407
Molson Coors Brewing Co., Class B	254,130	21,352,003
Mondelez International, Inc., Class A	2,085,995	92,618,178
Monster Beverage Corp. *	573,840	39,153,103
PepsiCo, Inc.	1,991,884	239,623,645
Philip Morris International, Inc.	2,172,473	232,954,280
The Coca-Cola Co.	5,365,904	255,363,371
The Hershey Co.	196,128	21,638,802
The JM Smucker Co.	156,575	19,867,802
The Kraft Heinz Co.	833,218	65,315,959
Tyson Foods, Inc., Class A	413,290	31,455,502
		1,477,234,522

Health Care Equipment & Services 5.7%
Abbott Laboratories	2,432,855	151,226,267
Aetna, Inc.	456,049	85,199,074
Align Technology, Inc. *	100,000	26,200,000
AmerisourceBergen Corp.	226,646	22,589,807
Anthem, Inc.	359,009	88,980,381
Baxter International, Inc.	703,534	50,675,554
Becton, Dickinson & Co.	370,271	89,953,637
Boston Scientific Corp. *	1,916,594	53,587,968
Cardinal Health, Inc.	437,833	31,432,031

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Centene Corp. *	242,500	26,005,700
Cerner Corp. *	442,369	30,580,969
Cigna Corp.	344,208	71,715,737
Danaher Corp.	858,391	86,937,840
DaVita, Inc. *	215,300	16,802,012
DENTSPLY SIRONA, Inc.	325,700	19,805,817
Edwards Lifesciences Corp. *	292,400	37,011,992
Envision Healthcare Corp. *	173,600	6,247,864
Express Scripts Holding Co. *	790,908	62,624,095
HCA Healthcare, Inc. *	391,900	39,644,604
Henry Schein, Inc. *	220,900	16,717,712
Hologic, Inc. *	386,200	16,490,740
Humana, Inc.	198,493	55,941,282
IDEXX Laboratories, Inc. *	125,100	23,398,704
Intuitive Surgical, Inc. *	157,724	68,084,719
Laboratory Corp. of America Holdings *	144,471	25,210,189
McKesson Corp.	288,975	48,802,098
Medtronic plc	1,890,874	162,407,168
Patterson Cos., Inc.	104,447	3,748,603
Quest Diagnostics, Inc.	197,480	20,897,334
ResMed, Inc.	196,507	19,805,941
Stryker Corp.	451,540	74,224,145
The Cooper Cos., Inc.	69,800	17,077,966
UnitedHealth Group, Inc.	1,356,816	321,266,892
Universal Health Services, Inc., Class B	119,100	14,470,650
Varian Medical Systems, Inc. *	123,906	15,798,015
Zimmer Biomet Holdings, Inc.	279,423	35,520,252
		1,937,083,759

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	347,124	16,957,007
Colgate-Palmolive Co.	1,229,108	91,248,978
Coty, Inc., Class A	650,900	12,764,149
Kimberly-Clark Corp.	491,504	57,505,968
The Clorox Co.	179,457	25,427,262
The Estee Lauder Cos., Inc., Class A	314,952	42,505,922
The Procter & Gamble Co.	3,568,313	308,088,145
		554,497,431

Insurance 2.6%
Aflac, Inc.	552,320	48,714,624
American International Group, Inc.	1,252,716	80,073,607
Aon plc	345,050	49,055,759
Arthur J. Gallagher & Co.	251,100	17,155,152
Assurant, Inc.	74,246	6,792,024
Brighthouse Financial, Inc. *	131,597	8,456,423
Chubb Ltd.	646,721	100,985,484
Cincinnati Financial Corp.	210,350	16,175,915
Everest Re Group Ltd.	57,767	13,274,857
Lincoln National Corp.	304,871	25,243,319
Loews Corp.	398,716	20,593,681
Marsh & McLennan Cos., Inc.	714,379	59,664,934
MetLife, Inc.	1,476,977	70,998,284
Principal Financial Group, Inc.	369,767	24,996,249
Prudential Financial, Inc.	593,731	70,547,118
The Allstate Corp.	505,082	49,886,949
The Hartford Financial Services Group, Inc.	500,395	29,403,210
The Progressive Corp.	815,420	44,114,222
The Travelers Cos., Inc.	382,260	57,308,419
Torchmark Corp.	143,266	13,015,716
Unum Group	317,940	16,911,229
Willis Towers Watson plc	187,589	30,102,407
XL Group Ltd.	361,199	13,306,571
		866,776,153

Security	Number of Shares	Value ($)
Materials 3.0%
Air Products & Chemicals, Inc.	302,301	50,898,419
Albemarle Corp.	154,946	17,290,424
Avery Dennison Corp.	119,776	14,694,120
Ball Corp.	489,928	18,754,444
CF Industries Holdings, Inc.	335,818	14,252,116
DowDuPont, Inc.	3,277,706	247,729,019
Eastman Chemical Co.	200,392	19,874,879
Ecolab, Inc.	363,328	50,022,999
FMC Corp.	188,300	17,197,439
Freeport-McMoRan, Inc. *	1,895,140	36,955,230
International Flavors & Fragrances, Inc.	107,943	16,223,833
International Paper Co.	566,589	35,615,784
LyondellBasell Industries N.V., Class A	452,100	54,179,664
Martin Marietta Materials, Inc.	86,900	19,827,973
Monsanto Co.	612,907	74,652,073
Newmont Mining Corp.	733,846	29,728,101
Nucor Corp.	443,903	29,723,745
Packaging Corp. of America	130,820	16,434,917
PPG Industries, Inc.	350,896	41,661,882
Praxair, Inc.	400,379	64,657,205
Sealed Air Corp.	267,068	12,645,670
The Mosaic Co.	492,500	13,445,250
The Sherwin-Williams Co.	115,636	48,232,932
Vulcan Materials Co.	188,351	25,502,725
WestRock Co.	360,789	24,039,371
		994,240,214

Media 2.7%
CBS Corp., Class B — Non Voting Shares	507,436	29,233,388
Charter Communications, Inc., Class A *	270,900	102,197,025
Comcast Corp., Class A	6,521,796	277,371,984
Discovery Communications, Inc., Class A *	193,059	4,839,989
Discovery Communications, Inc., Class C *	240,200	5,731,172
DISH Network Corp., Class A *	323,600	15,176,840
News Corp., Class A	523,000	8,948,530
News Corp., Class B	205,200	3,580,740
Omnicom Group, Inc.	327,147	25,075,818
Scripps Networks Interactive, Inc., Class A	133,093	11,710,853
The Interpublic Group of Cos., Inc.	545,365	11,938,040
The Walt Disney Co.	2,110,647	229,364,009
Time Warner, Inc.	1,094,999	104,408,155
Twenty-First Century Fox, Inc., Class A	1,434,701	52,940,467
Twenty-First Century Fox, Inc., Class B	652,700	23,817,023
Viacom, Inc., Class B	486,991	16,275,239
		922,609,272

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	2,231,378	250,405,239
Agilent Technologies, Inc.	445,634	32,722,905
Alexion Pharmaceuticals, Inc. *	311,430	37,159,827
Allergan plc	466,546	84,099,582
Amgen, Inc.	1,016,904	189,194,989
Biogen, Inc. *	295,131	102,649,513
Bristol-Myers Squibb Co.	2,288,334	143,249,708
Celgene Corp. *	1,097,730	111,046,367
Eli Lilly & Co.	1,351,993	110,119,830
Gilead Sciences, Inc.	1,826,003	153,019,051
Illumina, Inc. *	205,000	47,691,200
Incyte Corp. *	246,700	22,274,543
IQVIA Holdings, Inc. *	201,671	20,608,759
Johnson & Johnson	3,757,926	519,307,794
Merck & Co., Inc.	3,828,324	226,828,197

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mettler-Toledo International, Inc. *	36,200	24,444,412
Mylan N.V. *	758,351	32,495,340
PerkinElmer, Inc.	152,160	12,197,146
Perrigo Co., plc	186,100	16,864,382
Pfizer, Inc.	8,340,467	308,930,898
Regeneron Pharmaceuticals, Inc. *	107,100	39,268,215
Thermo Fisher Scientific, Inc.	558,836	125,240,736
Vertex Pharmaceuticals, Inc. *	351,941	58,728,395
Waters Corp. *	112,352	24,224,215
Zoetis, Inc.	679,800	52,161,054
		2,744,932,297

Real Estate 2.7%
Alexandria Real Estate Equities, Inc.	143,600	18,624,920
American Tower Corp.	598,452	88,391,360
Apartment Investment & Management Co., Class A	209,014	8,745,146
AvalonBay Communities, Inc.	191,599	32,648,470
Boston Properties, Inc.	215,176	26,619,423
CBRE Group, Inc., Class A *	417,640	19,081,972
Crown Castle International Corp.	567,242	63,967,880
Digital Realty Trust, Inc.	287,400	32,174,430
Duke Realty Corp.	502,246	13,264,317
Equinix, Inc.	110,309	50,211,554
Equity Residential	517,502	31,883,298
Essex Property Trust, Inc.	90,400	21,061,392
Extra Space Storage, Inc.	177,400	14,809,352
Federal Realty Investment Trust	95,900	11,584,720
GGP, Inc.	881,400	20,298,642
HCP, Inc.	633,100	15,245,048
Host Hotels & Resorts, Inc.	1,050,311	21,804,456
Iron Mountain, Inc.	385,202	13,493,626
Kimco Realty Corp.	569,859	9,066,457
Mid-America Apartment Communities, Inc.	162,400	15,488,088
Prologis, Inc.	743,389	48,402,058
Public Storage	209,928	41,095,505
Realty Income Corp.	390,400	20,765,376
Regency Centers Corp.	221,000	13,903,110
SBA Communications Corp. *	166,696	29,088,452
Simon Property Group, Inc.	433,572	70,832,658
SL Green Realty Corp.	138,300	13,901,916
The Macerich Co.	152,100	9,821,097
UDR, Inc.	374,400	13,676,832
Ventas, Inc.	499,999	27,984,944
Vornado Realty Trust	233,156	16,712,622
Welltower, Inc.	519,117	31,131,446
Weyerhaeuser Co.	1,043,439	39,170,700
		904,951,267

Retailing 6.3%
Advance Auto Parts, Inc.	101,600	11,886,184
Amazon.com, Inc. *	559,730	812,106,660
AutoZone, Inc. *	38,998	29,850,629
Best Buy Co., Inc.	353,957	25,860,098
CarMax, Inc. *	266,640	19,030,097
Dollar General Corp.	367,600	37,906,912
Dollar Tree, Inc. *	331,630	38,137,450
Expedia, Inc.	171,513	21,955,379
Foot Locker, Inc.	165,000	8,109,750
Genuine Parts Co.	199,938	20,807,548
Kohl’s Corp.	231,910	15,020,811
L Brands, Inc.	345,535	17,307,848
LKQ Corp. *	427,100	17,951,013
Lowe’s Cos., Inc.	1,167,788	122,302,437
Macy’s, Inc.	427,002	11,080,702
Netflix, Inc. *	603,400	163,099,020
Security	Number of Shares	Value ($)
Nordstrom, Inc.	163,601	8,067,165
O'Reilly Automotive, Inc. *	119,000	31,498,110
Ross Stores, Inc.	536,764	44,223,986
Signet Jewelers Ltd.	86,400	4,570,560
Target Corp.	762,308	57,340,808
The Gap, Inc.	300,062	9,974,061
The Home Depot, Inc.	1,633,513	328,172,762
The Priceline Group, Inc. *	68,128	130,264,142
The TJX Cos., Inc.	886,306	71,188,098
Tiffany & Co.	140,028	14,933,986
Tractor Supply Co.	173,200	13,206,500
TripAdvisor, Inc. *	147,713	5,121,210
Ulta Salon, Cosmetics & Fragrance, Inc. *	84,900	18,856,290
		2,109,830,216

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	1,162,600	15,974,124
Analog Devices, Inc.	514,596	47,281,080
Applied Materials, Inc.	1,492,272	80,030,547
Broadcom Ltd.	567,552	140,769,923
Intel Corp.	6,546,922	315,168,825
KLA-Tencor Corp.	217,581	23,890,394
Lam Research Corp.	227,274	43,527,516
Microchip Technology, Inc.	322,051	30,665,696
Micron Technology, Inc. *	1,622,373	70,930,148
NVIDIA Corp.	848,161	208,477,974
Qorvo, Inc. *	172,500	12,380,325
QUALCOMM, Inc.	2,066,306	141,025,385
Skyworks Solutions, Inc.	256,300	24,914,923
Texas Instruments, Inc.	1,380,100	151,355,567
Xilinx, Inc.	356,163	26,007,022
		1,332,399,449

Software & Services 14.7%
Accenture plc, Class A	863,287	138,730,221
Activision Blizzard, Inc.	1,056,000	78,281,280
Adobe Systems, Inc. *	691,379	138,109,869
Akamai Technologies, Inc. *	241,555	16,181,770
Alliance Data Systems Corp.	65,400	16,785,564
Alphabet, Inc., Class A *	416,916	492,886,434
Alphabet, Inc., Class C *	422,435	494,223,604
ANSYS, Inc. *	119,200	19,268,680
Autodesk, Inc. *	303,098	35,044,191
Automatic Data Processing, Inc.	620,073	76,659,625
CA, Inc.	451,625	16,190,756
Cadence Design Systems, Inc. *	404,600	18,150,356
Citrix Systems, Inc. *	198,708	18,432,154
Cognizant Technology Solutions Corp., Class A	825,180	64,347,537
CSRA, Inc.	246,840	8,214,835
DXC Technology Co.	402,483	40,067,183
eBay, Inc. *	1,356,640	55,052,451
Electronic Arts, Inc. *	428,892	54,452,128
Facebook, Inc., Class A *	3,336,817	623,617,729
Fidelity National Information Services, Inc.	468,934	48,000,084
Fiserv, Inc. *	279,904	39,421,679
Gartner, Inc. *	128,500	17,828,090
Global Payments, Inc.	224,900	25,139,322
International Business Machines Corp.	1,203,506	197,013,932
Intuit, Inc.	339,533	57,007,591
MasterCard, Inc., Class A	1,296,928	219,180,832
Microsoft Corp.	10,765,330	1,022,814,003
Oracle Corp.	4,265,436	220,053,843
Paychex, Inc.	449,165	30,655,511
PayPal Holdings, Inc. *	1,579,653	134,775,994
Red Hat, Inc. *	248,500	32,647,930

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
salesforce.com, Inc. *	957,165	109,030,665
Symantec Corp.	869,650	23,680,570
Synopsys, Inc. *	207,500	19,216,575
The Western Union Co.	629,625	13,089,904
Total System Services, Inc.	230,100	20,446,686
VeriSign, Inc. *	119,525	13,735,813
Visa, Inc., Class A	2,535,662	315,005,290
		4,963,440,681

Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	429,700	39,863,269
Apple, Inc.	7,180,204	1,202,181,556
Cisco Systems, Inc.	6,896,586	286,484,182
Corning, Inc.	1,219,687	38,078,628
F5 Networks, Inc. *	88,400	12,777,336
FLIR Systems, Inc.	186,200	9,535,302
Hewlett Packard Enterprise Co.	2,208,978	36,227,239
HP, Inc.	2,296,608	53,556,899
Juniper Networks, Inc.	538,765	14,088,705
Motorola Solutions, Inc.	229,322	22,808,366
NetApp, Inc.	374,374	23,024,001
Seagate Technology plc	409,000	22,576,800
TE Connectivity Ltd.	494,335	50,684,167
Western Digital Corp.	424,136	37,739,621
Xerox Corp.	293,391	10,013,435
		1,859,639,506

Telecommunication Services 1.9%
AT&T, Inc.	8,589,494	321,676,550
CenturyLink, Inc.	1,341,043	23,883,976
Verizon Communications, Inc.	5,708,455	308,656,162
		654,216,688

Transportation 2.1%
Alaska Air Group, Inc.	174,300	11,456,739
American Airlines Group, Inc.	587,205	31,896,976
C.H. Robinson Worldwide, Inc.	193,695	17,715,345
CSX Corp.	1,250,591	70,996,051
Delta Air Lines, Inc.	915,180	51,954,768
Expeditors International of Washington, Inc.	252,200	16,380,390
FedEx Corp.	347,048	91,093,159
JB Hunt Transport Services, Inc.	122,096	14,752,860
Kansas City Southern	143,800	16,268,094
Norfolk Southern Corp.	398,582	60,138,052
Southwest Airlines Co.	761,646	46,308,077
Union Pacific Corp.	1,097,741	146,548,423
United Continental Holdings, Inc. *	357,400	24,238,868
United Parcel Service, Inc., Class B	962,121	122,497,246
		722,245,048

Utilities 2.7%
AES Corp.	962,149	11,122,442
Alliant Energy Corp.	310,969	12,361,018
Ameren Corp.	335,920	19,023,150
American Electric Power Co., Inc.	685,102	47,121,316
American Water Works Co., Inc.	248,033	20,628,905
CenterPoint Energy, Inc.	593,066	16,712,600
CMS Energy Corp.	418,284	18,718,209
Consolidated Edison, Inc.	437,565	35,162,723
Dominion Energy, Inc.	907,168	69,343,922
DTE Energy Co.	250,312	26,442,960
Security	Number of Shares	Value ($)
Duke Energy Corp.	974,279	76,480,901
Edison International	452,393	28,288,134
Entergy Corp.	252,553	19,873,396
Eversource Energy	454,200	28,655,478
Exelon Corp.	1,339,887	51,599,048
FirstEnergy Corp.	606,694	19,960,233
NextEra Energy, Inc.	659,044	104,405,750
NiSource, Inc.	458,962	11,327,182
NRG Energy, Inc.	433,927	11,286,441
PG&E Corp.	704,830	29,905,937
Pinnacle West Capital Corp.	146,861	11,741,537
PPL Corp.	955,350	30,447,005
Public Service Enterprise Group, Inc.	715,770	37,126,990
SCANA Corp.	195,700	7,953,248
Sempra Energy	353,069	37,785,444
The Southern Co.	1,401,035	63,200,689
WEC Energy Group, Inc.	431,178	27,724,745
Xcel Energy, Inc.	708,978	32,357,756
		906,757,159
Total Common Stock
(Cost $16,272,299,777)		33,692,068,976

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.24% (c)	7,452,583	7,452,583
Total Other Investment Company
(Cost $7,452,583)		7,452,583
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
BNP Paribas
0.78%, 02/01/18 (d)	13,800,000	13,800,000
JPMorgan Chase Bank
0.78%, 02/01/18 (d)	51,000,000	51,000,000
Wells Fargo
0.78%, 02/01/18 (d)	14,400,000	14,400,000
Total Short-Term Investments
(Cost $79,200,000)		79,200,000

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	345	48,745,050	(381,966)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $7,189,573.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	1,598,881	86,800	(35,000)	1,650,681	$13,536,597	$6,609	$127,910

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$33,692,068,976	$—	$—	$33,692,068,976
Other Investment Company[1]	7,452,583	—	—	7,452,583
Short-Term Investments[1]	—	79,200,000	—	79,200,000
Liabilities
Futures Contracts[2]	(381,966)	—	—	(381,966)
Total	$33,699,139,593	$79,200,000	$—	$33,778,339,593
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.9%
Adient plc	29,818	1,932,206
Aptiv plc	82,400	7,818,112
Autoliv, Inc.	26,600	4,048,786
BorgWarner, Inc.	62,992	3,543,930
Delphi Technologies plc *	27,466	1,516,947
Ford Motor Co.	1,208,087	13,252,714
General Motors Co.	395,612	16,777,905
Gentex Corp.	97,544	2,309,842
Harley-Davidson, Inc.	54,010	2,617,325
Lear Corp.	20,990	4,054,009
Tenneco, Inc.	12,300	713,523
Tesla, Inc. *	40,213	14,247,868
The Goodyear Tire & Rubber Co.	83,100	2,893,542
Thor Industries, Inc.	14,500	1,981,570
		77,708,279

Banks 6.8%
Associated Banc-Corp.	42,800	1,059,300
Bank of America Corp.	2,997,261	95,912,352
Bank of Hawaii Corp.	12,970	1,085,200
Bank of the Ozarks, Inc.	34,700	1,733,265
BankUnited, Inc.	35,000	1,436,400
BB&T Corp.	247,439	13,656,158
BOK Financial Corp.	8,900	860,541
Chemical Financial Corp.	22,600	1,320,066
CIT Group, Inc.	44,888	2,275,373
Citigroup, Inc.	815,828	64,026,181
Citizens Financial Group, Inc.	156,950	7,204,005
Comerica, Inc.	51,128	4,868,408
Commerce Bancshares, Inc.	30,850	1,805,034
Cullen/Frost Bankers, Inc.	16,900	1,798,329
East West Bancorp, Inc.	45,800	3,018,678
F.N.B. Corp.	74,883	1,074,571
Fifth Third Bancorp	230,315	7,623,426
First Citizens BancShares, Inc., Class A	3,300	1,403,853
First Horizon National Corp.	84,333	1,674,853
First Republic Bank	44,600	3,993,930
Fulton Financial Corp.	49,000	891,800
Hancock Holding Co.	25,238	1,355,281
Home BancShares, Inc.	50,100	1,202,901
Huntington Bancshares, Inc.	329,006	5,323,317
IBERIABANK Corp.	13,454	1,136,863
Investors Bancorp, Inc.	89,117	1,220,012
JPMorgan Chase & Co.	1,074,178	124,250,169
KeyCorp	333,218	7,130,865
M&T Bank Corp.	47,751	9,109,936
MB Financial, Inc.	20,000	855,600
MGIC Investment Corp. *	103,900	1,539,798
New York Community Bancorp, Inc.	130,636	1,849,806
PacWest Bancorp	33,944	1,779,684
People’s United Financial, Inc.	103,793	2,041,608
Popular, Inc.	31,529	1,281,339
Security	Number of Shares	Value ($)
Prosperity Bancshares, Inc.	23,100	1,750,980
Radian Group, Inc.	65,144	1,437,728
Regions Financial Corp.	374,243	7,196,693
Signature Bank *	15,700	2,417,800
SunTrust Banks, Inc.	151,803	10,732,472
SVB Financial Group *	14,900	3,673,595
Synovus Financial Corp.	44,657	2,250,266
TCF Financial Corp.	40,000	858,000
Texas Capital Bancshares, Inc. *	15,990	1,515,852
TFS Financial Corp.	27,300	399,126
The PNC Financial Services Group, Inc.	149,313	23,594,440
U.S. Bancorp	486,505	27,798,896
UMB Financial Corp.	13,000	990,340
Umpqua Holdings Corp.	55,400	1,199,410
United Bankshares, Inc.	21,700	798,560
Webster Financial Corp.	27,500	1,557,050
Wells Fargo & Co.	1,366,434	89,884,029
Western Alliance Bancorp *	27,800	1,630,748
Wintrust Financial Corp.	15,728	1,351,035
Zions Bancorp	63,798	3,447,006
		563,282,928

Capital Goods 7.7%
3M Co.	182,554	45,729,777
A.O. Smith Corp.	50,800	3,392,424
Acuity Brands, Inc.	14,300	2,208,492
AECOM *	46,500	1,818,615
AGCO Corp.	18,030	1,309,339
Air Lease Corp.	29,000	1,409,980
Allegion plc	28,700	2,471,357
Allison Transmission Holdings, Inc.	38,000	1,681,120
AMETEK, Inc.	75,105	5,730,512
Arconic, Inc.	118,940	3,575,336
BWX Technologies, Inc.	32,900	2,087,176
Carlisle Cos., Inc.	20,736	2,368,259
Caterpillar, Inc.	180,796	29,429,973
Chicago Bridge & Iron Co., N.V.	32,000	667,840
Colfax Corp. *	25,000	1,000,500
Crane Co.	16,384	1,637,417
Cummins, Inc.	49,892	9,379,696
Curtiss-Wright Corp.	15,200	1,986,032
Deere & Co.	95,946	15,967,333
Donaldson Co., Inc.	32,900	1,666,714
Dover Corp.	50,237	5,335,672
Eaton Corp. plc	138,921	11,665,196
EMCOR Group, Inc.	14,300	1,162,304
Emerson Electric Co.	200,228	14,462,468
EnerSys	8,534	600,026
Fastenal Co.	92,300	5,072,808
Flowserve Corp.	43,023	1,949,802
Fluor Corp.	40,958	2,486,151
Fortive Corp.	92,520	7,033,370
Fortune Brands Home & Security, Inc.	52,900	3,752,197
General Dynamics Corp.	86,674	19,283,232
General Electric Co.	2,680,102	43,337,249
Graco, Inc.	47,082	2,203,438

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Harris Corp.	38,807	6,185,060
HD Supply Holdings, Inc. *	62,800	2,442,292
Hexcel Corp.	26,300	1,797,605
Honeywell International, Inc.	233,517	37,285,659
Hubbell, Inc.	16,932	2,301,905
Huntington Ingalls Industries, Inc.	13,700	3,254,298
IDEX Corp.	26,531	3,806,668
Illinois Tool Works, Inc.	96,347	16,732,583
Ingersoll-Rand plc	79,221	7,496,683
ITT, Inc.	30,300	1,696,800
Jacobs Engineering Group, Inc.	38,756	2,691,992
Johnson Controls International plc	288,386	11,284,544
L3 Technologies, Inc.	23,374	4,966,040
Lennox International, Inc.	11,700	2,549,547
Lincoln Electric Holdings, Inc.	22,200	2,166,054
Lockheed Martin Corp.	75,679	26,854,693
Masco Corp.	102,328	4,569,968
MasTec, Inc. *	12,692	677,753
MSC Industrial Direct Co., Inc., Class A	15,558	1,460,585
Nordson Corp.	18,000	2,586,960
Northrop Grumman Corp.	53,832	18,331,411
Orbital ATK, Inc.	15,878	2,094,308
Oshkosh Corp.	23,600	2,140,992
Owens Corning	36,900	3,430,593
PACCAR, Inc.	107,289	7,999,468
Parker-Hannifin Corp.	41,253	8,309,179
Pentair plc	53,954	3,857,711
Quanta Services, Inc. *	40,100	1,543,449
Raytheon Co.	89,557	18,712,040
Regal Beloit Corp.	9,013	702,113
Rockwell Automation, Inc.	39,549	7,802,622
Rockwell Collins, Inc.	50,483	6,991,391
Roper Technologies, Inc.	30,891	8,667,706
Sensata Technologies Holding N.V. *	49,600	2,790,000
Snap-on, Inc.	17,250	2,955,098
Spirit AeroSystems Holdings, Inc., Class A	37,400	3,828,264
Stanley Black & Decker, Inc.	46,641	7,753,133
Teledyne Technologies, Inc. *	12,600	2,405,592
Terex Corp.	20,800	978,016
Textron, Inc.	83,906	4,922,765
The Boeing Co.	172,198	61,021,805
The Middleby Corp. *	18,300	2,493,558
The Timken Co.	14,544	764,287
The Toro Co.	30,400	1,995,760
TransDigm Group, Inc.	15,200	4,817,032
Trinity Industries, Inc.	44,200	1,523,574
United Rentals, Inc. *	26,767	4,847,771
United Technologies Corp.	229,357	31,653,560
Univar, Inc. *	20,442	610,398
USG Corp. *	24,400	943,304
Valmont Industries, Inc.	4,582	749,615
W.W. Grainger, Inc.	16,641	4,487,412
WABCO Holdings, Inc. *	18,000	2,779,020
Wabtec Corp.	28,800	2,333,952
Watsco, Inc.	8,626	1,550,869
WESCO International, Inc. *	9,911	675,435
Woodward, Inc.	17,300	1,341,096
Xylem, Inc.	53,400	3,858,684
		641,332,477

Commercial & Professional Services 0.7%
Cintas Corp.	25,710	4,330,850
Copart, Inc. *	65,865	2,902,671
Deluxe Corp.	14,500	1,076,915
Equifax, Inc.	37,300	4,659,889
IHS Markit Ltd. *	107,607	5,136,082
KAR Auction Services, Inc.	44,400	2,421,576
ManpowerGroup, Inc.	21,591	2,836,841
Security	Number of Shares	Value ($)
Nielsen Holdings plc	95,500	3,572,655
Republic Services, Inc.	75,401	5,187,589
Robert Half International, Inc.	43,891	2,540,411
Rollins, Inc.	32,850	1,620,819
Stericycle, Inc. *	27,098	2,042,105
The Dun & Bradstreet Corp.	10,925	1,351,750
TransUnion *	41,192	2,445,157
Verisk Analytics, Inc. *	47,800	4,782,390
Waste Management, Inc.	123,585	10,928,622
		57,836,322

Consumer Durables & Apparel 1.3%
Brunswick Corp.	29,300	1,839,454
CalAtlantic Group, Inc.	22,300	1,251,699
Carter’s, Inc.	17,300	2,081,190
Columbia Sportswear Co.	8,900	664,563
D.R. Horton, Inc.	107,597	5,277,633
Garmin Ltd.	34,648	2,180,745
Hanesbrands, Inc.	121,600	2,641,152
Hasbro, Inc.	34,225	3,236,658
Leggett & Platt, Inc.	39,744	1,848,493
Lennar Corp., Class A	60,775	3,808,162
lululemon Athletica, Inc. *	28,600	2,236,806
Mattel, Inc.	102,797	1,628,305
Michael Kors Holdings Ltd. *	40,447	2,669,502
Mohawk Industries, Inc. *	19,439	5,463,525
Newell Brands, Inc.	143,713	3,799,772
NIKE, Inc., Class B	403,612	27,534,411
NVR, Inc. *	1,098	3,489,631
Polaris Industries, Inc.	19,200	2,169,792
PulteGroup, Inc.	84,669	2,695,014
PVH Corp.	25,514	3,956,711
Ralph Lauren Corp.	18,395	2,102,732
Skechers U.S.A., Inc., Class A *	30,662	1,262,968
Tapestry, Inc.	89,730	4,220,899
Tempur Sealy International, Inc. *	13,400	799,176
Toll Brothers, Inc.	50,000	2,329,000
Under Armour, Inc., Class A *(b)	56,200	778,932
Under Armour, Inc., Class C *(b)	56,598	727,284
VF Corp.	103,828	8,424,604
Whirlpool Corp.	22,415	4,066,529
		105,185,342

Consumer Services 2.0%
Aramark	72,296	3,311,880
Bright Horizons Family Solutions, Inc. *	12,900	1,266,780
Carnival Corp.	127,060	9,098,767
Chipotle Mexican Grill, Inc. *	8,050	2,614,318
Cracker Barrel Old Country Store, Inc.	8,100	1,429,488
Darden Restaurants, Inc.	34,165	3,274,715
Domino’s Pizza, Inc.	14,392	3,120,905
Dunkin’ Brands Group, Inc.	28,000	1,810,200
Extended Stay America, Inc.	56,900	1,151,087
H&R Block, Inc.	65,228	1,731,151
Hilton Worldwide Holdings, Inc.	58,800	5,036,220
Jack in the Box, Inc.	12,400	1,128,276
Las Vegas Sands Corp.	113,205	8,775,652
Marriott International, Inc., Class A	95,021	14,000,394
McDonald’s Corp.	245,189	41,961,645
MGM Resorts International	158,287	5,769,561
Norwegian Cruise Line Holdings Ltd. *	54,100	3,286,034
Royal Caribbean Cruises Ltd.	52,391	6,996,818
Service Corp. International	63,100	2,522,107
ServiceMaster Global Holdings, Inc. *	41,700	2,198,424
Six Flags Entertainment Corp.	24,400	1,648,464
Starbucks Corp.	438,650	24,919,707
Texas Roadhouse, Inc.	19,700	1,156,784

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Wendy’s Co.	60,900	985,362
Vail Resorts, Inc.	11,800	2,579,008
Wyndham Worldwide Corp.	32,465	4,029,880
Wynn Resorts Ltd.	24,842	4,113,587
Yum! Brands, Inc.	104,927	8,875,775
		168,792,989

Diversified Financials 5.5%
Affiliated Managers Group, Inc.	17,859	3,565,192
AGNC Investment Corp.	108,239	2,033,811
Ally Financial, Inc.	123,500	3,676,595
American Express Co.	228,877	22,750,374
Ameriprise Financial, Inc.	45,828	7,731,184
Annaly Capital Management, Inc.	332,700	3,506,658
Berkshire Hathaway, Inc., Class B *	591,056	126,710,585
BlackRock, Inc.	37,902	21,293,344
Capital One Financial Corp.	150,653	15,661,886
Cboe Global Markets, Inc.	31,890	4,285,697
Chimera Investment Corp.	47,000	798,530
CME Group, Inc.	103,274	15,850,494
Credit Acceptance Corp. *	3,200	1,055,072
Discover Financial Services	117,204	9,352,879
E*TRADE Financial Corp. *	86,290	4,547,483
Eaton Vance Corp.	39,084	2,259,055
FactSet Research Systems, Inc.	12,900	2,588,901
Franklin Resources, Inc.	104,777	4,443,593
Intercontinental Exchange, Inc.	183,550	13,553,332
Invesco Ltd.	117,577	4,248,057
Lazard Ltd., Class A	36,599	2,143,603
Legg Mason, Inc.	31,214	1,330,341
Leucadia National Corp.	101,178	2,738,888
LPL Financial Holdings, Inc.	26,000	1,551,160
MarketAxess Holdings, Inc.	11,500	2,256,415
Moody’s Corp.	53,326	8,627,614
Morgan Stanley	432,621	24,464,718
Morningstar, Inc.	4,800	461,376
MSCI, Inc.	29,450	4,100,324
Nasdaq, Inc.	36,337	2,940,027
Navient Corp.	68,400	974,700
New Residential Investment Corp.	104,800	1,811,992
Northern Trust Corp.	65,976	6,953,211
Raymond James Financial, Inc.	39,649	3,821,767
S&P Global, Inc.	77,952	14,117,107
Santander Consumer USA Holdings, Inc.	28,200	486,450
SEI Investments Co.	42,148	3,167,422
SLM Corp. *	125,400	1,434,576
Starwood Property Trust, Inc.	63,900	1,302,921
State Street Corp.	114,250	12,586,922
Stifel Financial Corp.	14,582	984,577
Synchrony Financial	233,450	9,263,296
T. Rowe Price Group, Inc.	76,550	8,545,276
TD Ameritrade Holding Corp.	87,231	4,866,617
The Bank of New York Mellon Corp.	317,302	17,991,023
The Charles Schwab Corp. (a)	360,265	19,216,535
The Goldman Sachs Group, Inc.	110,132	29,503,261
Voya Financial, Inc.	52,430	2,721,641
		460,276,482

Energy 5.8%
Anadarko Petroleum Corp.	174,148	10,457,587
Andeavor	45,100	4,878,016
Antero Resources Corp. *	66,200	1,286,266
Apache Corp.	118,700	5,326,069
Baker Hughes, a GE Co.	135,606	4,359,733
Cabot Oil & Gas Corp.	145,596	3,836,455
Cheniere Energy, Inc. *	66,400	3,755,584
Chesapeake Energy Corp. *	245,959	860,856
Security	Number of Shares	Value ($)
Chevron Corp.	583,937	73,196,503
Cimarex Energy Co.	29,115	3,266,703
CNX Resources Corp. *	50,000	700,500
Concho Resources, Inc. *	45,200	7,116,288
ConocoPhillips	371,827	21,867,146
CONSOL Energy, Inc. *	6,250	202,687
Continental Resources, Inc. *	25,800	1,432,674
Core Laboratories N.V.	13,300	1,520,190
Devon Energy Corp.	162,382	6,717,743
Diamondback Energy, Inc. *	30,800	3,865,400
Energen Corp. *	28,000	1,462,440
Ensco plc, Class A	90,800	535,720
EOG Resources, Inc.	180,204	20,723,460
EQT Corp.	73,319	3,980,489
Exxon Mobil Corp.	1,301,541	113,624,529
Gulfport Energy Corp. *	54,400	553,248
Halliburton Co.	271,688	14,589,646
Helmerich & Payne, Inc.	31,392	2,261,166
Hess Corp.	84,123	4,249,053
HollyFrontier Corp.	59,400	2,848,824
Kinder Morgan, Inc.	579,917	10,426,908
Laredo Petroleum, Inc. *	35,000	340,550
Marathon Oil Corp.	267,696	4,869,390
Marathon Petroleum Corp.	152,490	10,562,982
Murphy Oil Corp.	49,944	1,603,202
Nabors Industries Ltd.	54,383	426,363
National Oilwell Varco, Inc.	119,426	4,380,546
Newfield Exploration Co. *	63,666	2,015,666
Noble Energy, Inc.	147,622	4,505,423
Oasis Petroleum, Inc. *	74,500	645,170
Occidental Petroleum Corp.	238,816	17,904,036
ONEOK, Inc.	117,245	6,901,041
Parsley Energy, Inc., Class A *	73,000	1,722,800
Patterson-UTI Energy, Inc.	62,323	1,472,069
PDC Energy, Inc. *	20,659	1,071,169
Phillips 66	133,100	13,629,440
Pioneer Natural Resources Co.	52,911	9,677,951
QEP Resources, Inc. *	90,600	848,016
Range Resources Corp.	63,528	905,274
RPC, Inc. (b)	17,600	355,520
RSP Permian, Inc. *	28,033	1,112,349
Schlumberger Ltd.	431,405	31,742,780
SM Energy Co.	25,000	583,750
Southwestern Energy Co. *	184,100	780,584
Targa Resources Corp.	66,100	3,172,800
TechnipFMC plc	144,168	4,679,693
The Williams Cos., Inc.	256,621	8,055,333
Transocean Ltd. *	110,700	1,194,453
US Silica Holdings, Inc.	25,000	832,250
Valero Energy Corp.	134,962	12,952,303
Weatherford International plc *	305,300	1,202,882
Whiting Petroleum Corp. *	28,725	802,002
WPX Energy, Inc. *	141,400	2,082,822
		482,932,492

Food & Staples Retailing 1.7%
Casey’s General Stores, Inc.	10,600	1,283,766
Costco Wholesale Corp.	133,759	26,065,616
CVS Health Corp.	313,607	24,677,735
Rite Aid Corp. *	330,300	720,054
Sysco Corp.	151,030	9,495,256
The Kroger Co.	277,826	8,434,797
U.S. Foods Holding Corp. *	37,400	1,201,662
Wal-Mart Stores, Inc.	450,006	47,970,640
Walgreens Boots Alliance, Inc.	269,569	20,287,763
		140,137,289

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 4.2%
Altria Group, Inc.	591,705	41,620,530
Archer-Daniels-Midland Co.	180,405	7,748,395
Blue Buffalo Pet Products, Inc. *	29,200	992,216
Brown-Forman Corp., Class A	16,800	1,159,200
Brown-Forman Corp., Class B	59,560	4,127,508
Bunge Ltd.	40,992	3,255,995
Campbell Soup Co.	53,858	2,507,090
ConAgra Brands, Inc.	136,097	5,171,686
Constellation Brands, Inc., Class A	54,132	11,880,350
Dr Pepper Snapple Group, Inc.	57,920	6,912,752
Flowers Foods, Inc.	56,925	1,116,299
General Mills, Inc.	178,802	10,458,129
Hormel Foods Corp.	81,188	2,787,184
Ingredion, Inc.	21,800	3,131,352
Kellogg Co.	79,931	5,444,100
Lamb Weston Holdings, Inc.	45,365	2,658,389
Lancaster Colony Corp.	6,000	770,400
McCormick & Co., Inc. — Non Voting Shares	35,254	3,834,578
Molson Coors Brewing Co., Class B	58,272	4,896,013
Mondelez International, Inc., Class A	462,335	20,527,674
Monster Beverage Corp. *	131,200	8,951,776
PepsiCo, Inc.	435,846	52,432,274
Philip Morris International, Inc.	476,865	51,134,234
Pilgrim’s Pride Corp. *	15,000	416,550
Pinnacle Foods, Inc.	29,600	1,833,424
Post Holdings, Inc. *	17,800	1,346,926
Seaboard Corp.	105	455,280
Snyder’s-Lance, Inc.	22,700	1,134,546
The Coca-Cola Co.	1,174,642	55,901,213
The Hain Celestial Group, Inc. *	30,700	1,170,898
The Hershey Co.	45,564	5,027,076
The JM Smucker Co.	36,901	4,682,368
The Kraft Heinz Co.	187,600	14,705,964
TreeHouse Foods, Inc. *	9,700	457,452
Tyson Foods, Inc., Class A	89,659	6,823,946
		347,473,767

Health Care Equipment & Services 5.5%
Abbott Laboratories	537,201	33,392,414
ABIOMED, Inc. *	12,100	2,843,500
Acadia Healthcare Co., Inc. *	21,000	715,680
Aetna, Inc.	102,734	19,192,766
Align Technology, Inc. *	22,228	5,823,736
AmerisourceBergen Corp.	49,820	4,965,559
Anthem, Inc.	79,557	19,718,202
athenahealth, Inc. *	12,000	1,503,720
Baxter International, Inc.	159,325	11,476,180
Becton, Dickinson & Co.	80,728	19,612,060
Boston Scientific Corp. *	429,507	12,009,016
Cantel Medical Corp.	11,700	1,297,881
Cardinal Health, Inc.	99,410	7,136,644
Centene Corp. *	54,276	5,820,558
Cerner Corp. *	94,504	6,533,062
Cigna Corp.	76,615	15,962,735
Danaher Corp.	186,970	18,936,322
DaVita, Inc. *	49,550	3,866,882
DENTSPLY SIRONA, Inc.	76,190	4,633,114
DexCom, Inc. *	26,400	1,536,480
Edwards Lifesciences Corp. *	65,384	8,276,307
Encompass Health Corp.	27,062	1,432,121
Envision Healthcare Corp. *	26,100	939,339
Express Scripts Holding Co. *	177,150	14,026,737
HCA Healthcare, Inc. *	90,758	9,181,079
Henry Schein, Inc. *	51,838	3,923,100
Hill-Rom Holdings, Inc.	17,300	1,476,209
Security	Number of Shares	Value ($)
Hologic, Inc. *	76,970	3,286,619
Humana, Inc.	44,495	12,540,026
IDEXX Laboratories, Inc. *	28,272	5,287,995
Intuitive Surgical, Inc. *	34,782	15,014,346
Laboratory Corp. of America Holdings *	30,368	5,299,216
Masimo Corp. *	15,300	1,441,872
McKesson Corp.	64,070	10,820,142
MEDNAX, Inc. *	28,208	1,489,664
Medtronic plc	418,622	35,955,444
Molina Healthcare, Inc. *	12,300	1,123,728
NuVasive, Inc. *	13,500	659,745
Patterson Cos., Inc.	22,600	811,114
Quest Diagnostics, Inc.	42,747	4,523,488
ResMed, Inc.	43,716	4,406,136
STERIS plc	22,600	2,054,792
Stryker Corp.	98,654	16,216,745
Teleflex, Inc.	13,846	3,845,726
The Cooper Cos., Inc.	14,400	3,523,248
UnitedHealth Group, Inc.	297,126	70,353,494
Universal Health Services, Inc., Class B	27,874	3,386,691
Varian Medical Systems, Inc. *	31,371	3,999,802
Veeva Systems, Inc., Class A *	32,400	2,036,664
WellCare Health Plans, Inc. *	14,100	2,966,358
West Pharmaceutical Services, Inc.	22,500	2,254,500
Zimmer Biomet Holdings, Inc.	59,412	7,552,453
		457,081,411

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	80,788	3,946,494
Colgate-Palmolive Co.	268,542	19,936,558
Coty, Inc., Class A	124,441	2,440,288
Edgewell Personal Care Co. *	19,900	1,123,554
Herbalife Ltd. *	20,100	1,668,099
HRG Group, Inc. *	41,900	764,675
Kimberly-Clark Corp.	109,408	12,800,736
Spectrum Brands Holdings, Inc.	8,200	971,372
The Clorox Co.	40,425	5,727,818
The Estee Lauder Cos., Inc., Class A	69,070	9,321,687
The Procter & Gamble Co.	780,863	67,419,712
		126,120,993

Insurance 2.8%
Aflac, Inc.	118,230	10,427,886
Alleghany Corp. *	5,186	3,255,252
American Financial Group, Inc.	21,805	2,471,379
American International Group, Inc.	273,423	17,477,198
American National Insurance Co.	3,100	391,809
AmTrust Financial Services, Inc.	31,200	418,704
Aon plc	76,429	10,865,911
Arch Capital Group Ltd. *	37,000	3,364,780
Arthur J. Gallagher & Co.	61,120	4,175,718
Aspen Insurance Holdings Ltd.	18,600	694,710
Assurant, Inc.	19,192	1,755,684
Assured Guaranty Ltd.	41,600	1,480,544
Axis Capital Holdings Ltd.	27,862	1,407,867
Brighthouse Financial, Inc. *	30,876	1,984,092
Brown & Brown, Inc.	39,476	2,071,701
Chubb Ltd.	141,826	22,146,130
Cincinnati Financial Corp.	48,417	3,723,267
CNA Financial Corp.	9,150	495,564
CNO Financial Group, Inc.	43,000	1,057,370
Enstar Group Ltd. *	1,800	373,680
Erie Indemnity Co., Class A	8,285	983,927
Everest Re Group Ltd.	12,720	2,923,056
First American Financial Corp.	29,794	1,759,932
FNF Group	88,169	3,436,828
Lincoln National Corp.	70,959	5,875,405

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Loews Corp.	82,358	4,253,791
Markel Corp. *	4,447	5,103,777
Marsh & McLennan Cos., Inc.	155,820	13,014,086
Mercury General Corp.	6,500	318,175
MetLife, Inc.	324,780	15,612,175
Old Republic International Corp.	70,509	1,515,238
Primerica, Inc.	12,000	1,212,000
Principal Financial Group, Inc.	84,130	5,687,188
Prudential Financial, Inc.	131,238	15,593,699
Reinsurance Group of America, Inc.	19,510	3,056,242
RenaissanceRe Holdings Ltd.	13,907	1,768,136
The Allstate Corp.	107,098	10,578,069
The Hanover Insurance Group, Inc.	10,900	1,233,335
The Hartford Financial Services Group, Inc.	110,941	6,518,893
The Progressive Corp.	176,563	9,552,058
The Travelers Cos., Inc.	83,738	12,554,001
Torchmark Corp.	33,597	3,052,287
Unum Group	73,346	3,901,274
Validus Holdings Ltd.	25,509	1,726,959
W. R. Berkley Corp.	32,225	2,351,781
White Mountains Insurance Group Ltd.	1,313	1,102,789
Willis Towers Watson plc	38,766	6,220,780
XL Group Ltd.	83,567	3,078,608
		234,023,735

Materials 3.2%
Air Products & Chemicals, Inc.	65,964	11,106,359
Albemarle Corp.	36,003	4,017,575
Alcoa Corp. *	55,980	2,912,080
AptarGroup, Inc.	18,200	1,591,044
Ashland Global Holdings, Inc.	20,300	1,473,577
Avery Dennison Corp.	26,560	3,258,381
Axalta Coating Systems Ltd. *	57,600	1,814,400
Ball Corp.	97,752	3,741,947
Bemis Co., Inc.	28,149	1,315,684
Berry Global Group, Inc. *	36,100	2,136,759
Cabot Corp.	12,739	861,666
Celanese Corp., Series A	44,643	4,828,587
CF Industries Holdings, Inc.	70,560	2,994,566
Crown Holdings, Inc. *	42,675	2,477,284
DowDuPont, Inc.	722,341	54,594,533
Eagle Materials, Inc.	14,650	1,641,532
Eastman Chemical Co.	45,762	4,538,675
Ecolab, Inc.	81,092	11,164,747
FMC Corp.	43,504	3,973,220
Freeport-McMoRan, Inc. *	406,857	7,933,711
Graphic Packaging Holding Co.	104,500	1,687,675
Huntsman Corp.	55,500	1,918,635
International Flavors & Fragrances, Inc.	24,408	3,668,522
International Paper Co.	126,807	7,971,088
LyondellBasell Industries N.V., Class A	101,663	12,183,294
Martin Marietta Materials, Inc.	20,124	4,591,693
Monsanto Co.	132,267	16,110,121
NewMarket Corp.	2,800	1,113,252
Newmont Mining Corp.	162,928	6,600,213
Nucor Corp.	99,976	6,694,393
Olin Corp.	48,800	1,819,264
Packaging Corp. of America	29,030	3,647,039
Platform Specialty Products Corp. *	43,873	513,753
PPG Industries, Inc.	81,712	9,701,666
Praxair, Inc.	89,328	14,425,579
Reliance Steel & Aluminum Co.	19,922	1,744,968
Royal Gold, Inc.	20,400	1,815,600
RPM International, Inc.	44,600	2,328,120
Sealed Air Corp.	58,102	2,751,130
Sensient Technologies Corp.	13,500	969,975
Silgan Holdings, Inc.	20,000	597,800
Sonoco Products Co.	33,970	1,844,911
Security	Number of Shares	Value ($)
Steel Dynamics, Inc.	74,400	3,377,760
The Chemours Co.	55,300	2,854,586
The Mosaic Co.	92,366	2,521,592
The Scotts Miracle-Gro Co.	14,668	1,324,080
The Sherwin-Williams Co.	24,565	10,246,307
United States Steel Corp.	59,900	2,240,859
Valvoline, Inc.	55,730	1,373,744
Vulcan Materials Co.	40,825	5,527,705
W.R. Grace & Co.	21,500	1,587,130
Westlake Chemical Corp.	14,000	1,576,400
WestRock Co.	77,542	5,166,623
		270,871,804

Media 2.8%
AMC Networks, Inc., Class A *	13,200	680,988
Cable One, Inc.	900	635,427
CBS Corp., Class B — Non Voting Shares	112,268	6,467,760
Charter Communications, Inc., Class A *	60,188	22,705,923
Cinemark Holdings, Inc.	34,600	1,273,280
Comcast Corp., Class A	1,437,655	61,143,467
Discovery Communications, Inc., Class A *	46,200	1,158,234
Discovery Communications, Inc., Class C *	48,100	1,147,666
DISH Network Corp., Class A *	67,372	3,159,747
Liberty Broadband Corp., Class C *	45,400	4,337,970
Liberty Global plc, Class A *	79,241	2,962,029
Liberty Global plc, Class C *	179,872	6,432,223
Liberty Media Corp. — Liberty SiriusXM, Class A *	30,446	1,370,375
Liberty Media Corp. — Liberty SiriusXM, Class C *	52,300	2,343,563
Lions Gate Entertainment Corp., Class B *	32,300	1,033,600
Live Nation Entertainment, Inc. *	45,500	2,050,230
News Corp., Class A	118,782	2,032,360
Omnicom Group, Inc.	73,888	5,663,515
Scripps Networks Interactive, Inc., Class A	30,900	2,718,891
Sirius XM Holdings, Inc. (b)	508,000	3,103,880
TEGNA, Inc.	73,854	1,068,667
The Interpublic Group of Cos., Inc.	127,164	2,783,620
The Madison Square Garden Co., Class A *	5,641	1,217,553
The Walt Disney Co.	463,940	50,416,360
Time Warner, Inc.	237,680	22,662,788
Twenty-First Century Fox, Inc., Class A	332,866	12,282,755
Twenty-First Century Fox, Inc., Class B	129,572	4,728,082
Viacom, Inc., Class B	106,546	3,560,767
		231,141,720

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc.	491,775	55,186,991
ACADIA Pharmaceuticals, Inc. *	28,800	861,408
Agilent Technologies, Inc.	99,131	7,279,189
Alexion Pharmaceuticals, Inc. *	70,304	8,388,673
Alkermes plc *	44,700	2,555,499
Allergan plc	103,377	18,634,738
Alnylam Pharmaceuticals, Inc. *	24,800	3,223,504
Amgen, Inc.	224,574	41,781,993
Bio-Rad Laboratories, Inc., Class A *	6,900	1,783,857
Bio-Techne Corp.	12,563	1,762,463
Biogen, Inc. *	65,799	22,885,550
BioMarin Pharmaceutical, Inc. *	53,900	4,863,397
Bristol-Myers Squibb Co.	506,839	31,728,121
Bruker Corp.	33,900	1,207,179
Catalent, Inc. *	39,000	1,815,060
Celgene Corp. *	242,540	24,535,346
Charles River Laboratories International, Inc. *	14,400	1,518,336
Eli Lilly & Co.	297,204	24,207,266
Exelixis, Inc. *	86,500	2,621,815

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	404,564	33,902,463
Illumina, Inc. *	45,900	10,678,176
Incyte Corp. *	51,800	4,677,022
Ionis Pharmaceuticals, Inc. *	37,900	1,990,508
IQVIA Holdings, Inc. *	45,446	4,644,127
Jazz Pharmaceuticals plc *	19,200	2,798,208
Johnson & Johnson	826,725	114,245,128
Mallinckrodt plc *	20,120	363,367
Merck & Co., Inc.	844,018	50,008,067
Mettler-Toledo International, Inc. *	7,953	5,370,343
Mylan N.V. *	164,800	7,061,680
Neurocrine Biosciences, Inc. *	24,300	2,076,921
OPKO Health, Inc. *(b)	110,000	490,600
PerkinElmer, Inc.	32,300	2,589,168
Perrigo Co., plc	41,900	3,796,978
Pfizer, Inc.	1,833,407	67,909,395
PRA Health Sciences, Inc. *	14,500	1,320,370
Regeneron Pharmaceuticals, Inc. *	22,900	8,396,285
Seattle Genetics, Inc. *	33,600	1,757,280
TESARO, Inc. *	9,872	665,965
Thermo Fisher Scientific, Inc.	123,798	27,744,370
United Therapeutics Corp. *	14,100	1,818,900
Vertex Pharmaceuticals, Inc. *	77,612	12,951,115
Waters Corp. *	25,000	5,390,250
Zoetis, Inc.	150,873	11,576,485
		641,063,556

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	29,200	3,787,240
American Campus Communities, Inc.	44,400	1,707,624
American Homes 4 Rent, Class A	67,200	1,397,088
American Tower Corp.	133,189	19,672,015
Apartment Investment & Management Co., Class A	49,418	2,067,649
Apple Hospitality REIT, Inc.	73,000	1,422,770
AvalonBay Communities, Inc.	41,849	7,131,070
Boston Properties, Inc.	47,905	5,926,327
Brixmor Property Group, Inc.	101,300	1,644,099
Camden Property Trust	26,864	2,325,348
CBRE Group, Inc., Class A *	95,311	4,354,760
Colony NorthStar, Inc., Class A	170,200	1,528,396
CoreCivic, Inc.	41,400	960,894
Cousins Properties, Inc.	101,600	914,400
Crown Castle International Corp.	124,327	14,020,356
CubeSmart	50,100	1,379,253
CyrusOne, Inc.	29,700	1,713,393
DCT Industrial Trust, Inc.	27,600	1,633,644
DDR Corp.	91,800	745,416
Digital Realty Trust, Inc.	63,907	7,154,389
Douglas Emmett, Inc.	47,600	1,840,692
Duke Realty Corp.	104,537	2,760,822
EPR Properties	17,000	1,004,020
Equinix, Inc.	24,162	10,998,301
Equity Commonwealth *	40,300	1,205,373
Equity LifeStyle Properties, Inc.	23,400	2,019,888
Equity Residential	111,372	6,861,629
Essex Property Trust, Inc.	20,929	4,876,038
Extra Space Storage, Inc.	40,600	3,389,288
Federal Realty Investment Trust	21,596	2,608,797
First Industrial Realty Trust, Inc.	37,400	1,154,164
Forest City Realty Trust, Inc., Class A	85,300	2,001,991
Gaming & Leisure Properties, Inc.	59,100	2,153,604
GGP, Inc.	187,700	4,322,731
Gramercy Property Trust	41,433	1,045,769
HCP, Inc.	144,480	3,479,078
Healthcare Realty Trust, Inc.	43,600	1,302,332
Healthcare Trust of America, Inc., Class A	55,800	1,540,638
Highwoods Properties, Inc.	31,600	1,513,008
Security	Number of Shares	Value ($)
Hospitality Properties Trust	52,081	1,479,621
Host Hotels & Resorts, Inc.	240,139	4,985,286
Hudson Pacific Properties, Inc.	44,412	1,419,852
Iron Mountain, Inc.	77,466	2,713,634
JBG SMITH Properties	27,167	916,886
Jones Lang LaSalle, Inc.	15,400	2,407,790
Kilroy Realty Corp.	27,700	1,975,564
Kimco Realty Corp.	126,531	2,013,108
Lamar Advertising Co., Class A	26,170	1,884,240
LaSalle Hotel Properties	39,000	1,191,060
Liberty Property Trust	46,304	1,917,449
Life Storage, Inc.	14,900	1,238,190
Medical Properties Trust, Inc.	104,300	1,364,244
Mid-America Apartment Communities, Inc.	35,970	3,430,459
National Retail Properties, Inc.	43,000	1,706,240
Omega Healthcare Investors, Inc. (b)	71,900	1,944,176
Outfront Media, Inc.	50,000	1,120,000
Paramount Group, Inc.	48,500	728,955
Park Hotels & Resorts, Inc.	45,447	1,313,873
Prologis, Inc.	162,080	10,553,029
PS Business Parks, Inc.	5,000	610,550
Public Storage	46,709	9,143,754
Rayonier, Inc.	30,500	990,030
Realogy Holdings Corp.	47,700	1,312,227
Realty Income Corp.	86,400	4,595,616
Regency Centers Corp.	44,442	2,795,846
Retail Properties of America, Inc., Class A	70,400	848,320
Ryman Hospitality Properties, Inc.	15,500	1,186,525
SBA Communications Corp. *	38,300	6,683,350
Senior Housing Properties Trust	72,168	1,250,671
Simon Property Group, Inc.	97,150	15,871,395
SL Green Realty Corp.	31,851	3,201,662
Spirit Realty Capital, Inc.	157,000	1,282,690
STORE Capital Corp.	57,000	1,397,070
Sun Communities, Inc.	23,200	2,061,088
Sunstone Hotel Investors, Inc.	64,700	1,090,195
Tanger Factory Outlet Centers, Inc.	30,900	778,062
Taubman Centers, Inc.	19,800	1,220,670
The Howard Hughes Corp. *	11,500	1,448,540
The Macerich Co.	36,515	2,357,774
UDR, Inc.	85,262	3,114,621
Uniti Group, Inc. *	56,900	900,727
Ventas, Inc.	107,029	5,990,413
VEREIT, Inc.	298,200	2,147,040
Vornado Realty Trust	54,334	3,894,661
Weingarten Realty Investors	43,602	1,288,439
Welltower, Inc.	111,421	6,681,917
Weyerhaeuser Co.	243,126	9,126,950
WP Carey, Inc.	36,300	2,352,603
		279,491,356

Retailing 5.8%
Advance Auto Parts, Inc.	22,622	2,646,548
Amazon.com, Inc. *	122,991	178,446,412
AutoNation, Inc. *	15,206	915,705
AutoZone, Inc. *	8,647	6,618,760
Bed Bath & Beyond, Inc.	51,220	1,182,158
Best Buy Co., Inc.	79,381	5,799,576
Burlington Stores, Inc. *	17,453	2,124,205
CarMax, Inc. *	57,293	4,089,001
Dick’s Sporting Goods, Inc.	17,834	561,058
Dollar General Corp.	80,190	8,269,193
Dollar Tree, Inc. *	71,418	8,213,070
Expedia, Inc.	36,404	4,660,076
Foot Locker, Inc.	40,809	2,005,762
Genuine Parts Co.	45,830	4,769,528
Kohl’s Corp.	56,465	3,657,238
L Brands, Inc.	78,823	3,948,244

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty Interactive Corp., QVC Group, Class A *	116,457	3,271,277
Liberty Ventures, Series A *	26,808	1,579,795
LKQ Corp. *	99,600	4,186,188
Lowe’s Cos., Inc.	262,436	27,484,922
Macy’s, Inc.	93,676	2,430,892
Netflix, Inc. *	134,800	36,436,440
Nordstrom, Inc.	35,597	1,755,288
O'Reilly Automotive, Inc. *	26,354	6,975,640
Penske Automotive Group, Inc.	15,300	798,507
Pool Corp.	8,900	1,203,636
Ross Stores, Inc.	118,930	9,798,643
Sally Beauty Holdings, Inc. *	24,673	409,819
Signet Jewelers Ltd.	19,121	1,011,501
Target Corp.	169,523	12,751,520
The Gap, Inc.	72,255	2,401,756
The Home Depot, Inc.	363,035	72,933,731
The Michaels Cos., Inc. *	29,094	781,756
The Priceline Group, Inc. *	15,246	29,151,114
The TJX Cos., Inc.	195,308	15,687,139
Tiffany & Co.	30,698	3,273,942
Tractor Supply Co.	41,400	3,156,750
TripAdvisor, Inc. *	22,700	787,009
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,432	4,093,747
Williams-Sonoma, Inc.	25,300	1,296,119
		481,563,665

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	236,200	3,245,388
Analog Devices, Inc.	113,653	10,442,438
Applied Materials, Inc.	333,049	17,861,418
Broadcom Ltd.	125,470	31,120,324
Cavium, Inc. *	21,700	1,926,526
Cirrus Logic, Inc. *	16,700	827,819
Cypress Semiconductor Corp.	105,500	1,824,095
First Solar, Inc. *	22,300	1,497,891
Integrated Device Technology, Inc. *	47,100	1,408,290
Intel Corp.	1,448,412	69,726,554
KLA-Tencor Corp.	47,638	5,230,652
Lam Research Corp.	48,319	9,254,055
Marvell Technology Group Ltd.	114,162	2,663,399
Maxim Integrated Products, Inc.	93,500	5,703,500
Microchip Technology, Inc.	68,648	6,536,663
Micron Technology, Inc. *	351,259	15,357,044
Microsemi Corp. *	35,700	2,205,903
MKS Instruments, Inc.	16,800	1,718,640
Monolithic Power Systems, Inc.	10,034	1,195,250
NVIDIA Corp.	185,599	45,620,234
ON Semiconductor Corp. *	126,800	3,137,032
Qorvo, Inc. *	36,300	2,605,251
QUALCOMM, Inc.	456,345	31,145,546
Skyworks Solutions, Inc.	59,900	5,822,879
Teradyne, Inc.	62,600	2,869,584
Texas Instruments, Inc.	307,697	33,745,130
Xilinx, Inc.	78,605	5,739,737
		320,431,242

Software & Services 14.4%
Accenture plc, Class A	190,680	30,642,276
Activision Blizzard, Inc.	232,238	17,215,803
Adobe Systems, Inc. *	153,722	30,707,507
Akamai Technologies, Inc. *	55,509	3,718,548
Alliance Data Systems Corp.	15,671	4,022,119
Alphabet, Inc., Class A *	91,574	108,260,614
Alphabet, Inc., Class C *	93,332	109,192,840
Amdocs Ltd.	46,200	3,160,080
ANSYS, Inc. *	27,400	4,429,210
Security	Number of Shares	Value ($)
Aspen Technology, Inc. *	24,400	1,889,780
Autodesk, Inc. *	66,472	7,685,493
Automatic Data Processing, Inc.	136,705	16,900,839
Booz Allen Hamilton Holding Corp.	38,600	1,512,348
Broadridge Financial Solutions, Inc.	36,400	3,509,324
CA, Inc.	88,681	3,179,214
Cadence Design Systems, Inc. *	92,587	4,153,453
Cars.com, Inc. *	24,618	730,908
CDK Global, Inc.	45,500	3,243,695
Citrix Systems, Inc. *	48,200	4,471,032
Cognizant Technology Solutions Corp., Class A	185,032	14,428,795
CoStar Group, Inc. *	10,600	3,668,766
CSRA, Inc.	42,331	1,408,776
DST Systems, Inc.	21,960	1,830,805
DXC Technology Co.	88,604	8,820,528
eBay, Inc. *	303,987	12,335,792
Electronic Arts, Inc. *	95,831	12,166,704
EPAM Systems, Inc. *	14,200	1,668,216
Euronet Worldwide, Inc. *	14,585	1,369,094
Facebook, Inc., Class A *	733,152	137,018,777
Fair Isaac Corp.	9,300	1,605,738
Fidelity National Information Services, Inc.	101,022	10,340,612
First Data Corp., Class A *	117,412	2,078,192
Fiserv, Inc. *	67,210	9,465,856
FleetCor Technologies, Inc. *	28,049	5,960,413
Fortinet, Inc. *	44,600	2,053,384
Gartner, Inc. *	26,400	3,662,736
Genpact Ltd.	44,550	1,512,027
Global Payments, Inc.	47,099	5,264,726
GrubHub, Inc. *	26,800	1,936,300
Guidewire Software, Inc. *	19,000	1,509,550
IAC/InterActiveCorp *	25,730	3,730,078
International Business Machines Corp.	263,988	43,214,836
Intuit, Inc.	75,782	12,723,798
j2 Global, Inc.	13,900	1,111,861
Jack Henry & Associates, Inc.	24,200	3,016,772
Leidos Holdings, Inc.	40,981	2,729,335
Manhattan Associates, Inc. *	15,200	802,864
MasterCard, Inc., Class A	286,129	48,355,801
MAXIMUS, Inc.	16,000	1,090,880
Microsoft Corp.	2,377,344	225,871,453
Nuance Communications, Inc. *	69,700	1,241,357
Oracle Corp.	931,859	48,074,606
Paychex, Inc.	102,528	6,997,536
PayPal Holdings, Inc. *	348,370	29,722,928
Proofpoint, Inc. *	13,000	1,326,260
PTC, Inc. *	39,700	2,885,396
Red Hat, Inc. *	57,283	7,525,841
Sabre Corp.	62,900	1,306,433
salesforce.com, Inc. *	209,440	23,857,310
Science Applications International Corp.	10,900	835,485
ServiceNow, Inc. *	50,800	7,562,596
Splunk, Inc. *	40,400	3,731,748
SS&C Technologies Holdings, Inc.	49,000	2,463,720
Symantec Corp.	196,689	5,355,841
Synopsys, Inc. *	48,700	4,510,107
Take-Two Interactive Software, Inc. *	33,800	4,281,446
Teradata Corp. *	35,844	1,451,682
The Ultimate Software Group, Inc. *	8,900	2,072,721
The Western Union Co.	149,359	3,105,174
Total System Services, Inc.	55,100	4,896,186
Twitter, Inc. *	198,700	5,128,447
Tyler Technologies, Inc. *	9,300	1,874,043
VeriSign, Inc. *	29,605	3,402,207
Visa, Inc., Class A	563,700	70,028,451
VMware, Inc., Class A *	24,100	2,983,339
WEX, Inc. *	13,100	2,028,011
Workday, Inc., Class A *	38,800	4,651,732

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Worldpay, Inc., Class A *	91,300	7,332,303
Yelp, Inc. *	23,500	1,029,770
Zillow Group, Inc., Class C *	34,700	1,542,762
		1,204,583,986

Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	92,240	8,557,105
Apple, Inc.	1,584,774	265,338,711
Arista Networks, Inc. *	13,800	3,806,316
ARRIS International plc *	55,100	1,394,030
Arrow Electronics, Inc. *	28,800	2,342,592
Avnet, Inc.	42,546	1,808,205
Belden, Inc.	10,000	847,700
CDW Corp.	42,900	3,208,491
Ciena Corp. *	46,900	998,032
Cisco Systems, Inc.	1,524,615	63,332,507
Cognex Corp.	53,400	3,330,558
Coherent, Inc. *	7,300	1,894,496
CommScope Holding Co., Inc. *	59,700	2,306,211
Corning, Inc.	269,363	8,409,513
F5 Networks, Inc. *	21,173	3,060,345
Finisar Corp. *	35,600	639,376
FLIR Systems, Inc.	38,200	1,956,222
Hewlett Packard Enterprise Co.	491,831	8,066,028
HP, Inc.	522,068	12,174,626
IPG Photonics Corp. *	12,900	3,250,155
Jabil, Inc.	62,300	1,584,289
Juniper Networks, Inc.	110,994	2,902,493
Keysight Technologies, Inc. *	49,100	2,293,952
Littelfuse, Inc.	6,000	1,304,040
Motorola Solutions, Inc.	49,912	4,964,248
National Instruments Corp.	31,200	1,558,128
NCR Corp. *	38,744	1,453,288
NetApp, Inc.	88,200	5,424,300
Palo Alto Networks, Inc. *	27,300	4,309,851
Seagate Technology plc	92,137	5,085,962
SYNNEX Corp.	9,300	1,141,389
TE Connectivity Ltd.	108,600	11,134,758
Trimble, Inc. *	74,000	3,263,400
Ubiquiti Networks, Inc. *(b)	7,600	613,092
ViaSat, Inc. *	13,600	1,028,432
Western Digital Corp.	91,093	8,105,455
Xerox Corp.	73,261	2,500,398
Zebra Technologies Corp., Class A *	16,500	2,032,140
		457,420,834

Telecommunication Services 1.8%
AT&T, Inc.	1,897,156	71,048,492
CenturyLink, Inc.	285,511	5,084,951
Frontier Communications Corp. (b)	15,446	126,503
Sprint Corp. *	200,000	1,066,000
T-Mobile US, Inc. *	90,900	5,917,590
Verizon Communications, Inc.	1,256,095	67,917,056
Zayo Group Holdings, Inc. *	58,700	2,154,290
		153,314,882

Transportation 2.1%
Alaska Air Group, Inc.	38,800	2,550,324
AMERCO	2,000	730,160
American Airlines Group, Inc.	131,060	7,119,179
Avis Budget Group, Inc. *	23,800	1,070,048
C.H. Robinson Worldwide, Inc.	43,348	3,964,608
CSX Corp.	277,181	15,735,565
Delta Air Lines, Inc.	201,230	11,423,827
Expeditors International of Washington, Inc.	59,698	3,877,385
Security	Number of Shares	Value ($)
FedEx Corp.	76,463	20,070,008
Genesee & Wyoming, Inc., Class A *	16,600	1,325,510
JB Hunt Transport Services, Inc.	26,491	3,200,908
JetBlue Airways Corp. *	95,500	1,992,130
Kansas City Southern	33,100	3,744,603
Kirby Corp. *	14,100	1,056,090
Landstar System, Inc.	11,140	1,237,097
Macquarie Infrastructure Corp.	23,100	1,532,685
Norfolk Southern Corp.	90,086	13,592,176
Old Dominion Freight Line, Inc.	19,400	2,841,130
Ryder System, Inc.	16,964	1,476,377
Southwest Airlines Co.	170,817	10,385,674
Spirit Airlines, Inc. *	20,100	846,612
Union Pacific Corp.	245,724	32,804,154
United Continental Holdings, Inc. *	77,148	5,232,177
United Parcel Service, Inc., Class B	208,635	26,563,408
XPO Logistics, Inc. *	29,750	2,809,590
		177,181,425

Utilities 2.7%
AES Corp.	196,502	2,271,563
Alliant Energy Corp.	74,800	2,973,300
Ameren Corp.	78,585	4,450,269
American Electric Power Co., Inc.	153,071	10,528,223
American Water Works Co., Inc.	54,500	4,532,765
Aqua America, Inc.	58,917	2,133,385
Atmos Energy Corp.	30,718	2,546,522
Avangrid, Inc.	13,000	633,360
Black Hills Corp.	15,500	861,025
Calpine Corp. *	105,900	1,598,031
CenterPoint Energy, Inc.	133,911	3,773,612
CMS Energy Corp.	85,733	3,836,552
Consolidated Edison, Inc.	93,023	7,475,328
Dominion Energy, Inc.	197,317	15,082,911
DTE Energy Co.	55,897	5,904,959
Duke Energy Corp.	213,295	16,743,658
Edison International	99,454	6,218,859
Entergy Corp.	57,362	4,513,816
Eversource Energy	101,312	6,391,774
Exelon Corp.	294,119	11,326,523
FirstEnergy Corp.	138,791	4,566,224
Great Plains Energy, Inc.	64,500	2,007,240
Hawaiian Electric Industries, Inc.	31,000	1,057,410
IDACORP, Inc.	16,910	1,458,995
MDU Resources Group, Inc.	64,217	1,700,466
National Fuel Gas Co.	28,047	1,563,620
NextEra Energy, Inc.	145,308	23,019,693
NiSource, Inc.	95,880	2,366,318
NRG Energy, Inc.	98,800	2,569,788
OGE Energy Corp.	66,760	2,149,672
ONE Gas, Inc.	16,000	1,133,280
PG&E Corp.	158,237	6,713,996
Pinnacle West Capital Corp.	32,687	2,613,326
Portland General Electric Co.	27,200	1,151,920
PPL Corp.	211,761	6,748,823
Public Service Enterprise Group, Inc.	156,372	8,111,016
SCANA Corp.	44,531	1,809,740
Sempra Energy	79,814	8,541,694
Southwest Gas Holdings, Inc.	14,200	1,044,836
The Southern Co.	306,618	13,831,538
UGI Corp.	50,172	2,296,372
Vectren Corp.	22,800	1,382,364
WEC Energy Group, Inc.	96,477	6,203,471
Westar Energy, Inc.	42,300	2,185,218

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WGL Holdings, Inc.	13,000	1,094,860
Xcel Energy, Inc.	160,409	7,321,067
		228,439,382
Total Common Stock
(Cost $2,012,217,547)		8,307,688,358

Other Investment Companies 0.4% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25% (c)	24,423,985	24,423,985

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.24% (c)	7,529,250	7,529,250
Total Other Investment Companies
(Cost $31,953,235)		31,953,235

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	233	32,920,570	1,312,811
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $7,363,800.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	375,265	—	(15,000)	360,265	$2,816,515	$342,320	$30,021

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,307,688,358	$—	$—	$8,307,688,358
Other Investment Companies[1]	31,953,235	—	—	31,953,235
Futures Contracts[2]	1,312,811	—	—	1,312,811
Total	$8,340,954,404	$—	$—	$8,340,954,404
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	175,350	3,094,927
Cooper Tire & Rubber Co.	90,599	3,542,421
Cooper-Standard Holding, Inc. *	29,500	3,675,405
Dana, Inc.	253,929	8,377,118
Dorman Products, Inc. *	46,200	3,485,328
Fox Factory Holding Corp. *	60,100	2,304,835
Gentherm, Inc. *	63,900	2,044,800
Horizon Global Corp. *	44,200	373,490
LCI Industries	42,500	4,685,625
Modine Manufacturing Co. *	85,000	1,984,750
Motorcar Parts of America, Inc. *	34,800	947,256
Shiloh Industries, Inc. *	25,500	189,975
Standard Motor Products, Inc.	37,700	1,805,830
Stoneridge, Inc. *	47,600	1,158,584
Superior Industries International, Inc.	44,300	746,455
Tenneco, Inc.	90,028	5,222,524
Tower International, Inc.	36,700	1,108,340
VOXX International Corp. *	34,500	205,275
Winnebago Industries, Inc.	54,000	2,454,300
		47,407,238

Banks 12.5%
1st Source Corp.	28,003	1,464,277
Access National Corp.	27,524	799,572
ACNB Corp.	12,000	363,000
Allegiance Bancshares, Inc. *	20,900	844,360
American National Bankshares, Inc.	15,700	587,180
Ameris Bancorp	62,900	3,368,295
Ames National Corp.	15,500	437,100
Arrow Financial Corp.	20,387	668,694
Atlantic Capital Bancshares, Inc. *	36,400	649,740
Banc of California, Inc.	77,200	1,520,840
BancFirst Corp.	28,432	1,585,084
Banco Latinoamericano de Comercio Exterior, S.A., Class E	53,657	1,592,540
BancorpSouth Bank	147,200	4,938,560
Bank Mutual Corp.	71,800	746,720
Bank of Commerce Holdings	27,300	316,680
Bank of Marin Bancorp	12,200	838,140
BankFinancial Corp.	28,200	447,816
Bankwell Financial Group, Inc.	9,200	307,280
Banner Corp.	59,057	3,209,157
Bar Harbor Bankshares	24,957	699,545
BCB Bancorp, Inc.	22,500	340,875
Bear State Financial, Inc.	38,900	399,114
Beneficial Bancorp, Inc.	120,011	1,950,179
Berkshire Hills Bancorp, Inc.	72,100	2,736,195
Blue Hills Bancorp, Inc.	43,900	847,270
BofI Holding, Inc. *(a)	106,180	3,819,295
Boston Private Financial Holdings, Inc.	141,600	2,180,640
Bridge Bancorp, Inc.	31,400	1,077,020
Security	Number of Shares	Value ($)
Brookline Bancorp, Inc.	132,322	2,117,152
Bryn Mawr Bank Corp.	32,000	1,436,800
BSB Bancorp, Inc. *	15,267	467,170
Byline Bancorp, Inc. *	11,100	248,307
C&F Financial Corp.	4,700	257,325
Cadence BanCorp *	34,700	970,906
Camden National Corp.	25,550	1,084,853
Capital City Bank Group, Inc.	19,900	488,147
Capitol Federal Financial, Inc.	227,957	2,981,678
Capstar Financial Holdings, Inc. *	15,100	295,356
Carolina Financial Corp.	32,200	1,327,928
Cathay General Bancorp	131,926	5,770,443
CBTX, Inc.	5,600	160,272
CenterState Bank Corp.	105,792	2,749,534
Central Pacific Financial Corp.	49,100	1,451,887
Central Valley Community Bancorp	18,600	360,654
Century Bancorp, Inc., Class A	4,700	376,705
Charter Financial Corp.	22,859	439,579
Chemical Financial Corp.	124,063	7,246,520
Chemung Financial Corp.	6,100	272,487
Citizens & Northern Corp.	20,300	483,140
City Holding Co.	27,100	1,864,480
Civista Bancshares, Inc.	17,000	376,210
Clifton Bancorp, Inc.	38,861	634,600
CNB Financial Corp.	27,600	743,268
CoBiz Financial, Inc.	66,300	1,329,978
Codorus Valley Bancorp, Inc.	13,166	360,090
Columbia Banking System, Inc.	127,733	5,502,738
Community Bank System, Inc.	84,996	4,530,287
Community Bankers Trust Corp. *	37,200	306,900
Community Trust Bancorp, Inc.	25,180	1,191,014
ConnectOne Bancorp, Inc.	54,740	1,595,671
County Bancorp, Inc.	7,500	216,000
Customers Bancorp, Inc. *	49,350	1,512,577
CVB Financial Corp.	182,619	4,273,285
Dime Community Bancshares, Inc.	54,900	1,043,100
DNB Financial Corp.	5,800	197,490
Eagle Bancorp, Inc. *	56,480	3,558,240
Entegra Financial Corp. *	10,100	284,820
Enterprise Bancorp, Inc.	14,531	487,515
Enterprise Financial Services Corp.	39,000	1,897,350
Equity Bancshares, Inc., Class A *	18,500	666,185
ESSA Bancorp, Inc.	12,500	201,250
Essent Group Ltd. *	141,900	6,601,188
Evans Bancorp, Inc.	7,900	337,725
Farmers & Merchants Bancorp, Inc.	15,200	618,336
Farmers Capital Bank Corp.	13,815	542,929
Farmers National Banc Corp.	47,500	693,500
FB Financial Corp. *	22,400	947,072
FCB Financial Holdings, Inc., Class A *	63,569	3,483,581
Federal Agricultural Mortgage Corp., Class C	15,500	1,243,875
Fidelity Southern Corp.	38,948	933,194
Financial Institutions, Inc.	22,900	713,335
First BanCorp *	331,400	1,988,400
First Bancorp (North Carolina)	49,088	1,786,803
First Bancorp, Inc.	18,296	515,032

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Busey Corp.	69,776	2,161,660
First Business Financial Services, Inc.	11,600	283,852
First Citizens BancShares, Inc., Class A	12,741	5,420,149
First Commonwealth Financial Corp.	174,929	2,531,223
First Community Bancshares, Inc.	30,500	844,240
First Connecticut Bancorp, Inc.	23,900	601,085
First Defiance Financial Corp.	16,300	905,628
First Financial Bancorp	110,789	3,157,486
First Financial Bankshares, Inc.	112,562	5,228,505
First Financial Corp.	17,700	819,510
First Financial Northwest, Inc.	10,300	164,182
First Foundation, Inc. *	51,200	995,840
First Guaranty Bancshares, Inc.	7,920	208,296
First Internet Bancorp	12,700	475,615
First Interstate BancSystem, Inc., Class A	46,008	1,925,435
First Merchants Corp.	71,800	3,098,888
First Mid-Illinois Bancshares, Inc.	18,900	727,650
First Midwest Bancorp, Inc.	179,463	4,461,450
First Northwest Bancorp *	15,400	261,030
Flagstar Bancorp, Inc. *	37,600	1,400,600
Flushing Financial Corp.	47,500	1,337,600
FNB Bancorp	8,700	309,633
Franklin Financial Network, Inc. *	21,064	679,314
Fulton Financial Corp.	303,849	5,530,052
German American Bancorp, Inc.	35,700	1,238,433
Glacier Bancorp, Inc.	136,911	5,369,649
Great Southern Bancorp, Inc.	19,600	994,700
Great Western Bancorp, Inc.	105,417	4,443,327
Green Bancorp, Inc. *	37,400	891,990
Greene County Bancorp, Inc. (a)	7,200	254,880
Guaranty Bancorp	42,020	1,191,267
Guaranty Bancshares, Inc.	6,100	193,126
Hancock Holding Co.	148,626	7,981,216
Hanmi Financial Corp.	55,600	1,751,400
HarborOne Bancorp, Inc. *	25,100	463,346
Heartland Financial USA, Inc.	43,000	2,285,450
Heritage Commerce Corp.	67,500	1,080,675
Heritage Financial Corp.	51,945	1,599,906
Hilltop Holdings, Inc.	128,113	3,355,279
Hingham Institution for Savings	2,496	540,933
Home Bancorp, Inc.	11,800	505,748
Home BancShares, Inc.	274,797	6,597,876
HomeStreet, Inc. *	46,222	1,361,238
HomeTrust Bancshares, Inc. *	29,400	745,290
Hope Bancorp, Inc.	226,679	4,315,968
Horizon Bancorp	37,250	1,134,262
Howard Bancorp, Inc. *	15,200	319,200
IBERIABANK Corp.	88,375	7,467,687
Impac Mortgage Holdings, Inc. *(a)	12,642	116,306
Independent Bank Corp., Massachusetts	47,200	3,367,720
Independent Bank Corp., Michigan	33,600	774,480
Independent Bank Group, Inc.	31,300	2,245,775
International Bancshares Corp.	97,760	4,057,040
Investar Holding Corp.	13,900	350,975
Investors Bancorp, Inc.	448,314	6,137,419
Kearny Financial Corp.	139,432	1,924,162
Lakeland Bancorp, Inc.	75,197	1,511,460
Lakeland Financial Corp.	42,800	2,057,396
LCNB Corp.	12,200	237,900
LegacyTexas Financial Group, Inc.	82,300	3,624,492
LendingTree, Inc. *	11,200	4,119,920
Live Oak Bancshares, Inc.	40,000	1,076,000
Macatawa Bank Corp.	39,500	409,220
MainSource Financial Group, Inc.	42,944	1,689,846
Malvern Bancorp, Inc. *	10,500	250,950
MB Financial, Inc.	139,587	5,971,532
MBT Financial Corp.	27,100	304,875
Mercantile Bank Corp.	28,400	990,876
Merchants Bancorp	14,100	286,230
Security	Number of Shares	Value ($)
Meridian Bancorp, Inc.	85,044	1,739,150
Meta Financial Group, Inc.	15,600	1,825,200
Metropolitan Bank Holding Corp. *	7,400	351,426
MGIC Investment Corp. *	644,145	9,546,229
Middlefield Banc Corp.	4,700	233,590
Midland States Bancorp, Inc.	25,700	824,713
MidSouth Bancorp, Inc.	26,300	372,145
MidWestOne Financial Group, Inc.	18,800	621,904
MutualFirst Financial, Inc.	10,500	394,275
National Bank Holdings Corp., Class A	43,900	1,459,236
National Bankshares, Inc.	10,700	466,520
National Commerce Corp. *	19,632	890,311
Nationstar Mortgage Holdings, Inc. *	50,797	901,139
NBT Bancorp, Inc.	76,523	2,824,464
Nicolet Bankshares, Inc. *	14,900	808,921
NMI Holdings, Inc., Class A *	100,100	1,836,835
Northeast Bancorp	12,600	281,610
Northfield Bancorp, Inc.	76,986	1,291,825
Northrim BanCorp, Inc.	12,900	431,505
Northwest Bancshares, Inc.	170,109	2,866,337
Norwood Financial Corp.	10,200	320,382
OceanFirst Financial Corp.	55,000	1,454,750
Oconee Federal Financial Corp.	1,600	45,600
Ocwen Financial Corp. *	175,409	591,128
OFG Bancorp	75,800	864,120
Ohio Valley Banc Corp. (a)	7,400	304,140
Old Line Bancshares, Inc.	12,300	389,541
Old National Bancorp	236,809	4,096,796
Old Point Financial Corp.	6,400	187,776
Old Second Bancorp, Inc.	52,624	773,573
Opus Bank	34,942	946,928
Oritani Financial Corp.	73,550	1,228,285
Orrstown Financial Services, Inc.	14,000	352,100
Pacific Mercantile Bancorp *	21,300	184,245
Pacific Premier Bancorp, Inc. *	70,553	2,875,035
Park National Corp.	22,753	2,389,520
Parke Bancorp, Inc.	9,400	189,410
PCSB Financial Corp. *	28,400	573,112
Peapack-Gladstone Financial Corp.	30,200	1,072,704
Penns Woods Bancorp, Inc.	8,900	381,543
PennyMac Financial Services, Inc., Class A *	29,800	661,560
People’s Utah Bancorp	24,800	783,680
Peoples Bancorp of North Carolina, Inc.	8,250	259,875
Peoples Bancorp, Inc.	28,000	997,080
Peoples Financial Services Corp.	11,100	504,273
PHH Corp. *	55,763	500,194
Preferred Bank	22,800	1,468,776
Premier Financial Bancorp, Inc.	17,627	335,266
Provident Bancorp, Inc. *	8,700	209,235
Provident Financial Holdings, Inc.	7,600	139,080
Provident Financial Services, Inc.	107,651	2,832,298
Prudential Bancorp, Inc.	12,900	223,299
QCR Holdings, Inc.	22,062	967,419
Radian Group, Inc.	377,940	8,341,136
RBB Bancorp	7,400	198,912
Reliant Bancorp, Inc.	11,700	280,800
Renasant Corp.	81,066	3,491,513
Republic Bancorp, Inc., Class A	16,100	620,494
Republic First Bancorp, Inc. *	81,400	720,390
Riverview Bancorp, Inc.	32,500	311,350
S&T Bancorp, Inc.	60,681	2,449,085
Sandy Spring Bancorp, Inc.	58,657	2,218,408
Seacoast Banking Corp. of Florida *	76,420	1,970,872
ServisFirst Bancshares, Inc.	79,680	3,380,026
Shore Bancshares, Inc.	18,700	340,714
SI Financial Group, Inc.	13,600	196,520
Sierra Bancorp	21,200	580,456
Simmons First National Corp., Class A	72,407	4,261,152

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SmartFinancial, Inc. *	12,700	276,860
South State Corp.	63,963	5,667,122
Southern First Bancshares, Inc. *	11,100	483,405
Southern Missouri Bancorp, Inc.	10,200	390,966
Southern National Bancorp of Virginia, Inc.	35,100	575,289
Southside Bancshares, Inc.	46,231	1,587,110
State Bank Financial Corp.	68,200	2,080,782
Sterling Bancorp	371,330	9,190,417
Stock Yards Bancorp, Inc.	40,430	1,453,458
Summit Financial Group, Inc.	20,290	521,453
Sun Bancorp, Inc.	17,780	435,610
Territorial Bancorp, Inc.	12,200	369,416
Texas Capital Bancshares, Inc. *	87,400	8,285,520
The Bancorp, Inc. *	81,300	859,341
The Bank of N.T. Butterfield & Son Ltd.	95,500	3,838,145
The Community Financial Corp.	7,000	257,880
The First Bancshares, Inc.	18,600	597,990
The First of Long Island Corp.	41,450	1,164,745
Timberland Bancorp, Inc.	10,500	292,950
Tompkins Financial Corp.	25,842	2,128,605
Towne Bank	111,504	3,406,432
TriCo Bancshares	35,500	1,312,790
TriState Capital Holdings, Inc. *	38,700	930,735
Triumph Bancorp, Inc. *	29,300	1,128,050
TrustCo Bank Corp.	162,755	1,399,693
Trustmark Corp.	120,377	3,826,785
Two River Bancorp	12,900	232,329
UMB Financial Corp.	78,900	6,010,602
Umpqua Holdings Corp.	385,588	8,347,980
Union Bankshares Corp.	97,831	3,693,120
Union Bankshares, Inc. (a)	5,900	318,895
United Bankshares, Inc.	171,956	6,327,981
United Community Banks, Inc.	128,400	4,067,712
United Community Financial Corp.	93,600	912,600
United Financial Bancorp, Inc.	90,007	1,508,517
United Security Bancshares	23,200	256,360
Unity Bancorp, Inc.	13,800	283,590
Univest Corp. of Pennsylvania	45,175	1,264,900
Valley National Bancorp	458,070	5,757,940
Veritex Holdings, Inc. *	28,800	821,088
Walker & Dunlop, Inc. *	47,945	2,227,045
Washington Federal, Inc.	151,101	5,424,526
Washington Trust Bancorp, Inc.	26,200	1,409,560
Waterstone Financial, Inc.	45,557	779,025
WesBanco, Inc.	72,995	2,993,525
West Bancorp, Inc.	28,900	739,840
Westamerica Bancorp	43,900	2,606,343
Western New England Bancorp, Inc.	47,600	516,460
Wintrust Financial Corp.	96,766	8,312,199
WSFS Financial Corp.	52,300	2,672,530
		472,394,474

Capital Goods 10.0%
AAON, Inc.	71,887	2,616,687
AAR Corp.	55,520	2,246,894
Actuant Corp., Class A	102,623	2,539,919
Advanced Drainage Systems, Inc.	61,715	1,524,361
Aegion Corp. *	59,100	1,482,228
Aerojet Rocketdyne Holdings, Inc. *	119,500	3,286,250
Aerovironment, Inc. *	36,400	1,869,504
Aircastle Ltd.	83,000	1,960,460
Alamo Group, Inc.	16,600	1,909,498
Albany International Corp., Class A	50,900	3,229,605
Allied Motion Technologies, Inc.	11,974	417,294
Altra Industrial Motion Corp.	50,100	2,625,240
Ameresco, Inc., Class A *	34,800	302,760
American Railcar Industries, Inc.	11,431	448,324
American Woodmark Corp. *	24,300	3,301,155
Security	Number of Shares	Value ($)
Apogee Enterprises, Inc.	49,400	2,248,194
Applied Industrial Technologies, Inc.	68,010	5,015,738
Argan, Inc.	25,400	1,107,440
Armstrong Flooring, Inc. *	38,600	597,914
Astec Industries, Inc.	36,795	2,296,008
Astronics Corp. *	36,792	1,640,923
Atkore International Group, Inc. *	58,300	1,363,054
Axon Enterprise, Inc. *	90,000	2,381,400
AZZ, Inc.	45,200	2,056,600
Babcock & Wilcox Enterprises, Inc. *(a)	84,000	546,000
Barnes Group, Inc.	88,040	5,792,152
Beacon Roofing Supply, Inc. *	116,882	7,071,361
Blue Bird Corp. *	13,000	274,950
BMC Stock Holdings, Inc. *	112,900	2,528,960
Briggs & Stratton Corp.	74,093	1,791,569
Builders FirstSource, Inc. *	193,600	4,146,912
Caesarstone Ltd. *	41,000	869,200
CAI International, Inc. *	25,900	731,934
Chart Industries, Inc. *	52,902	2,622,352
Chicago Bridge & Iron Co., N.V.	177,300	3,700,251
CIRCOR International, Inc.	28,600	1,516,372
Columbus McKinnon Corp.	38,800	1,588,860
Comfort Systems USA, Inc.	64,400	2,743,440
Commercial Vehicle Group, Inc. *	42,400	524,488
Continental Building Products, Inc. *	66,444	1,890,332
CSW Industrials, Inc. *	25,700	1,231,030
Cubic Corp.	44,015	2,555,071
Curtiss-Wright Corp.	77,740	10,157,508
DMC Global, Inc.	25,700	588,530
Douglas Dynamics, Inc.	38,500	1,586,200
Ducommun, Inc. *	18,800	548,584
DXP Enterprises, Inc. *	27,500	940,775
Dycom Industries, Inc. *	52,557	6,133,927
EMCOR Group, Inc.	103,597	8,420,364
Encore Wire Corp.	35,295	1,785,927
Energous Corp. *(a)	35,700	663,306
Energy Recovery, Inc. *(a)	60,700	469,211
EnerSys	76,074	5,348,763
Engility Holdings, Inc. *	32,734	856,321
EnPro Industries, Inc.	36,400	3,202,836
EnviroStar, Inc. (a)	6,500	248,950
ESCO Technologies, Inc.	44,269	2,707,049
Esterline Technologies Corp. *	45,142	3,320,194
Federal Signal Corp.	103,400	2,103,156
Foundation Building Materials, Inc. *	24,400	361,852
Franklin Electric Co., Inc.	79,836	3,616,571
FreightCar America, Inc.	21,600	336,528
GATX Corp.	67,200	4,780,608
Gencor Industries, Inc. *	11,550	194,040
Generac Holdings, Inc. *	106,525	5,212,268
General Cable Corp.	87,476	2,598,037
Gibraltar Industries, Inc. *	55,000	2,040,500
Global Brass & Copper Holdings, Inc.	38,700	1,244,205
GMS, Inc. *	47,700	1,635,156
Graham Corp.	15,200	325,280
Granite Construction, Inc.	68,900	4,594,941
Great Lakes Dredge & Dock Corp. *	101,000	474,700
Griffon Corp.	48,800	978,440
H&E Equipment Services, Inc.	54,900	2,161,962
Hardinge, Inc.	18,000	339,480
Harsco Corp. *	138,200	2,473,780
HC2 Holdings, Inc. *	76,800	460,800
Herc Holdings, Inc. *	42,100	2,766,812
Hillenbrand, Inc.	111,900	4,957,170
Hurco Cos., Inc.	11,300	510,195
Huttig Building Products, Inc. *	40,100	283,106
Hyster-Yale Materials Handling, Inc.	18,154	1,537,462
IES Holdings, Inc. *	12,900	225,750
Insteel Industries, Inc.	31,900	999,427

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
JELD-WEN Holding, Inc. *	118,800	4,666,464
John Bean Technologies Corp.	54,933	6,248,629
Kadant, Inc.	19,400	1,944,850
Kaman Corp.	49,655	3,113,369
KBR, Inc.	243,800	4,958,892
Kennametal, Inc.	141,500	6,902,370
KLX, Inc. *	90,094	6,366,042
Kratos Defense & Security Solutions, Inc. *	152,600	1,741,166
L.B. Foster Co., Class A *	14,200	385,530
Lawson Products, Inc. *	8,900	211,375
Layne Christensen Co. *	30,400	410,096
Lindsay Corp.	18,866	1,683,036
LSI Industries, Inc.	47,500	377,150
Lydall, Inc. *	29,100	1,390,980
Masonite International Corp. *	50,100	3,494,475
MasTec, Inc. *	117,273	6,262,378
Mercury Systems, Inc. *	82,701	3,971,302
Meritor, Inc. *	143,938	3,926,629
Milacron Holdings Corp. *	94,300	1,788,871
Miller Industries, Inc.	20,000	521,000
Moog, Inc., Class A *	55,057	4,958,433
MRC Global, Inc. *	153,878	2,766,726
Mueller Industries, Inc.	100,869	3,337,755
Mueller Water Products, Inc., Class A	273,500	3,180,805
MYR Group, Inc. *	28,000	948,640
National Presto Industries, Inc.	8,500	864,025
Navistar International Corp. *	87,907	4,028,778
NCI Building Systems, Inc. *	67,700	1,249,065
Nexeo Solutions, Inc. *	43,100	406,433
NN, Inc.	46,617	1,342,570
Northwest Pipe Co. *	15,700	298,300
NOW, Inc. *	184,200	2,171,718
NV5 Global, Inc. *	15,000	731,250
Omega Flex, Inc.	5,672	346,900
Orion Group Holdings, Inc. *	50,600	380,512
Park-Ohio Holdings Corp.	15,186	632,497
Patrick Industries, Inc. *	42,400	2,715,720
PGT Innovations, Inc. *	84,400	1,346,180
Plug Power, Inc. *(a)	393,200	758,876
Ply Gem Holdings, Inc. *	38,400	823,680
Powell Industries, Inc.	18,000	586,620
Preformed Line Products Co.	5,500	406,230
Primoris Services Corp.	69,200	1,799,200
Proto Labs, Inc. *	43,700	4,778,595
Quanex Building Products Corp.	60,204	1,246,223
Raven Industries, Inc.	62,600	2,413,230
RBC Bearings, Inc. *	41,200	5,191,200
REV Group, Inc.	41,000	1,199,660
Revolution Lighting Technologies, Inc. *	27,500	97,625
Rexnord Corp. *	183,250	5,151,158
Rush Enterprises, Inc., Class A *	52,287	2,826,112
Rush Enterprises, Inc., Class B *	10,000	508,200
Simpson Manufacturing Co., Inc.	71,294	4,187,810
SiteOne Landscape Supply, Inc. *	59,700	4,546,752
Spartan Motors, Inc.	59,400	795,960
Sparton Corp. *	18,600	427,986
SPX Corp. *	73,800	2,306,250
SPX FLOW, Inc. *	71,900	3,334,003
Standex International Corp.	22,000	2,308,900
Sterling Construction Co., Inc. *	42,800	597,060
Sun Hydraulics Corp.	40,950	2,542,176
Sunrun, Inc. *	143,300	907,089
Tennant Co.	30,576	2,060,822
Textainer Group Holdings Ltd. *	48,231	1,181,660
The Eastern Co.	9,200	246,100
The ExOne Co. *	20,400	200,328
The Gorman-Rupp Co.	29,031	820,706
The Greenbrier Cos., Inc. (a)	48,001	2,407,250
The KeyW Holding Corp. *	84,800	568,160
Security	Number of Shares	Value ($)
The Manitowoc Co., Inc. *	54,775	2,195,382
Thermon Group Holdings, Inc. *	56,200	1,302,716
Titan International, Inc.	83,900	1,116,709
Titan Machinery, Inc. *	32,200	691,978
TPI Composites, Inc. *	18,900	379,512
Trex Co., Inc. *	52,078	5,811,384
TriMas Corp. *	79,100	2,104,060
Triton International Ltd. *	82,200	3,172,920
Triumph Group, Inc.	85,500	2,492,325
Tutor Perini Corp. *	65,330	1,616,918
Twin Disc, Inc. *	14,700	433,356
Universal Forest Products, Inc.	103,986	3,881,797
Vectrus, Inc. *	17,747	539,509
Veritiv Corp. *	19,076	547,481
Vicor Corp. *	31,000	567,300
Vivint Solar, Inc. *(a)	44,500	153,525
Wabash National Corp.	100,600	2,598,498
Watts Water Technologies, Inc., Class A	47,911	3,820,902
Wesco Aircraft Holdings, Inc. *	97,700	698,555
Willis Lease Finance Corp. *	6,500	175,500
Woodward, Inc.	93,758	7,268,120
		375,648,334

Commercial & Professional Services 3.6%
ABM Industries, Inc.	97,309	3,700,661
Acacia Research Corp. *	82,700	301,855
ACCO Brands Corp. *	181,785	2,154,152
Advanced Disposal Services, Inc. *	76,000	1,852,120
Aqua Metals, Inc. *(a)	32,800	59,696
ARC Document Solutions, Inc. *	64,500	156,090
Barrett Business Services, Inc.	12,600	878,094
BG Staffing, Inc.	11,000	174,680
Brady Corp., Class A	80,429	3,076,409
Casella Waste Systems, Inc., Class A *	68,000	1,739,440
CBIZ, Inc. *	89,200	1,471,800
CECO Environmental Corp.	50,352	228,095
Cogint, Inc. *(a)	42,800	156,220
CompX International, Inc.	2,900	39,875
Covanta Holding Corp.	202,000	3,302,700
CRA International, Inc.	14,500	673,235
Deluxe Corp.	85,272	6,333,151
Ennis, Inc.	47,200	939,280
Essendant, Inc.	69,334	627,473
Exponent, Inc.	44,300	3,284,845
Forrester Research, Inc.	18,317	799,537
Franklin Covey Co. *	17,900	515,520
FTI Consulting, Inc. *	65,100	2,829,897
GP Strategies Corp. *	20,376	508,381
Healthcare Services Group, Inc.	124,752	6,883,815
Heidrick & Struggles International, Inc.	33,500	884,400
Heritage-Crystal Clean, Inc. *	25,800	561,150
Herman Miller, Inc.	102,900	4,167,450
Hill International, Inc. *	62,000	353,400
HNI Corp.	75,489	2,935,767
Hudson Technologies, Inc. *	59,700	374,916
Huron Consulting Group, Inc. *	37,552	1,507,713
ICF International, Inc. *	31,100	1,651,410
InnerWorkings, Inc. *	78,600	786,786
Insperity, Inc.	62,452	3,825,185
Interface, Inc.	104,500	2,607,275
Kelly Services, Inc., Class A	53,423	1,512,405
Kforce, Inc.	39,800	1,032,810
Kimball International, Inc., Class B	64,399	1,195,889
Knoll, Inc.	84,803	1,945,381
Korn/Ferry International	93,361	4,160,166
LSC Communications, Inc.	61,300	838,584
Matthews International Corp., Class A	54,759	3,066,504
McGrath RentCorp	40,735	1,947,133

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mistras Group, Inc. *	28,014	596,978
Mobile Mini, Inc.	77,168	2,920,809
MSA Safety, Inc.	58,489	4,580,274
Multi-Color Corp.	23,700	1,836,750
Navigant Consulting, Inc. *	79,748	1,636,429
NL Industries, Inc. *	14,900	193,700
On Assignment, Inc. *	88,139	6,748,803
Quad Graphics, Inc.	55,000	1,216,600
Resources Connection, Inc.	50,450	824,858
RPX Corp.	82,500	1,158,300
RR Donnelley & Sons Co.	117,400	959,158
SP Plus Corp. *	31,000	1,195,050
Steelcase, Inc., Class A	150,742	2,344,038
Team, Inc. *	50,713	862,121
Tetra Tech, Inc.	98,861	4,913,392
The Brink’s Co.	79,800	6,655,320
TriNet Group, Inc. *	71,146	3,121,175
TrueBlue, Inc. *	70,976	1,941,194
UniFirst Corp.	27,006	4,464,092
US Ecology, Inc.	37,800	1,975,050
Viad Corp.	35,296	2,004,813
VSE Corp.	14,800	733,340
WageWorks, Inc. *	69,900	4,232,445
Willdan Group, Inc. *	12,400	280,984
		135,437,018

Consumer Durables & Apparel 2.6%
Acushnet Holdings Corp.	56,500	1,211,925
American Outdoor Brands Corp. *	95,500	1,139,315
AV Homes, Inc. *	24,200	408,980
Bassett Furniture Industries, Inc.	17,009	577,456
Beazer Homes USA, Inc. *	54,440	1,009,318
Callaway Golf Co.	162,069	2,393,759
Cavco Industries, Inc. *	15,200	2,327,880
Century Communities, Inc. *	32,930	1,040,588
Clarus Corp. *	34,800	259,260
Columbia Sportswear Co.	51,200	3,823,104
Crocs, Inc. *	121,100	1,636,061
CSS Industries, Inc.	13,400	350,544
Culp, Inc.	20,200	642,360
Deckers Outdoor Corp. *	55,571	4,762,990
Delta Apparel, Inc. *	11,000	205,260
Escalade, Inc.	14,500	186,325
Ethan Allen Interiors, Inc.	43,179	1,072,998
Flexsteel Industries, Inc.	13,700	590,196
Fossil Group, Inc. *(a)	74,900	596,204
G-III Apparel Group Ltd. *	74,510	2,782,949
GoPro, Inc., Class A *(a)	191,800	1,049,146
Green Brick Partners, Inc. *	43,940	492,128
Hamilton Beach Brands Holding Co., Class A	5,354	137,651
Helen of Troy Ltd. *	47,883	4,460,301
Hooker Furniture Corp.	20,734	770,268
Hovnanian Enterprises, Inc., Class A *	218,000	442,540
Iconix Brand Group, Inc. *(a)	105,800	132,250
Installed Building Products, Inc. *	37,271	2,681,648
iRobot Corp. *	46,045	4,086,494
Johnson Outdoors, Inc., Class A	8,500	512,295
KB Home	149,400	4,709,088
La-Z-Boy, Inc.	83,300	2,511,495
LGI Homes, Inc. *	30,400	2,057,472
Libbey, Inc.	34,479	243,767
Lifetime Brands, Inc.	20,300	354,235
M.D.C. Holdings, Inc.	79,495	2,679,776
M/I Homes, Inc. *	45,500	1,471,470
Malibu Boats, Inc., Class A *	35,761	1,189,411
Marine Products Corp.	13,700	200,020
MCBC Holdings, Inc. *	34,200	826,614
Security	Number of Shares	Value ($)
Meritage Homes Corp. *	68,785	3,263,848
Movado Group, Inc.	25,000	765,000
Nautilus, Inc. *	50,200	645,070
Oxford Industries, Inc.	28,296	2,229,725
Perry Ellis International, Inc. *	22,300	534,754
PICO Holdings, Inc. *	39,800	521,380
Sequential Brands Group, Inc. *	49,800	80,676
Steven Madden Ltd. *	103,176	4,766,731
Sturm, Ruger & Co., Inc. (a)	29,000	1,535,550
Superior Uniform Group, Inc.	16,327	384,664
Taylor Morrison Home Corp., Class A *	193,500	4,920,705
The New Home Co., Inc. *	23,849	282,611
TopBuild Corp. *	61,300	4,691,902
TRI Pointe Group, Inc. *	258,900	4,222,659
Unifi, Inc. *	26,500	943,665
Universal Electronics, Inc. *	24,700	1,138,670
Vera Bradley, Inc. *	31,500	292,635
Vista Outdoor, Inc. *	98,500	1,492,275
William Lyon Homes, Class A *	48,300	1,311,345
Wolverine World Wide, Inc.	164,847	5,411,927
ZAGG, Inc. *	48,421	808,631
		98,269,964

Consumer Services 4.2%
Adtalem Global Education, Inc. *	105,684	4,861,464
American Public Education, Inc. *	28,800	731,520
Ascent Capital Group, Inc., Class A *	20,100	189,543
Belmond Ltd., Class A *	155,500	2,005,950
Biglari Holdings, Inc. *	1,710	705,700
BJ’s Restaurants, Inc.	34,900	1,317,475
Bloomin’ Brands, Inc.	163,213	3,595,582
Bojangles', Inc. *	30,750	376,687
Boyd Gaming Corp.	145,200	5,731,044
Bridgepoint Education, Inc. *	34,700	268,231
Brinker International, Inc.	79,700	2,896,298
Buffalo Wild Wings, Inc. *	27,079	4,251,403
Caesars Entertainment Corp. *	233,762	3,260,980
Cambium Learning Group, Inc. *	18,000	126,360
Capella Education Co.	20,000	1,591,000
Career Education Corp. *	117,300	1,454,520
Carriage Services, Inc.	27,800	740,314
Carrols Restaurant Group, Inc. *	60,500	753,225
Century Casinos, Inc. *	32,600	298,290
Chegg, Inc. *	165,400	2,864,728
Churchill Downs, Inc.	23,514	6,090,126
Chuy’s Holdings, Inc. *	27,800	736,700
Collectors Universe, Inc.	11,900	329,868
Cracker Barrel Old Country Store, Inc. (a)	33,716	5,950,200
Dave & Buster’s Entertainment, Inc. *	73,068	3,434,196
Del Frisco’s Restaurant Group, Inc. *	36,200	633,500
Del Taco Restaurants, Inc. *	58,200	737,394
Denny’s Corp. *	112,100	1,680,379
DineEquity, Inc.	29,697	1,644,620
Drive Shack, Inc. *	113,000	585,340
El Pollo Loco Holdings, Inc. *	36,700	368,835
Eldorado Resorts, Inc. *	80,469	2,780,204
Empire Resorts, Inc. *(a)	4,421	128,430
Fiesta Restaurant Group, Inc. *	46,100	885,120
Fogo De Chao, Inc. *	18,500	240,500
Golden Entertainment, Inc. *	17,200	538,704
Grand Canyon Education, Inc. *	81,875	7,613,556
Houghton Mifflin Harcourt Co. *	184,094	1,546,390
ILG, Inc.	185,400	5,823,414
Inspired Entertainment, Inc. *	6,500	42,900
International Speedway Corp., Class A	42,000	1,948,800
J Alexander’s Holdings, Inc. *	21,043	203,065
Jack in the Box, Inc.	51,608	4,695,812
K12, Inc. *	66,449	1,152,890

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
La Quinta Holdings, Inc. *	140,502	2,800,205
Laureate Education, Inc., Class A *	99,200	1,428,480
Liberty Tax, Inc.	11,700	120,510
Lindblad Expeditions Holdings, Inc. *	37,700	349,479
Marriott Vacations Worldwide Corp.	37,385	5,694,857
Monarch Casino & Resort, Inc. *	19,800	902,088
Nathan’s Famous, Inc.	4,700	335,580
Noodles & Co. *(a)	21,000	123,900
Papa John’s International, Inc.	44,511	2,888,319
Penn National Gaming, Inc. *	148,400	4,735,444
Pinnacle Entertainment, Inc. *	94,947	3,065,839
Planet Fitness, Inc., Class A *	153,200	5,172,032
Potbelly Corp. *	37,700	456,170
RCI Hospitality Holdings, Inc.	16,000	470,080
Red Lion Hotels Corp. *	32,100	335,445
Red Robin Gourmet Burgers, Inc. *	23,400	1,232,010
Red Rock Resorts, Inc., Class A	121,600	4,223,168
Regis Corp. *	64,800	1,031,616
Ruth’s Hospitality Group, Inc.	50,500	1,196,850
Scientific Games Corp., Class A *	93,100	4,343,115
SeaWorld Entertainment, Inc. *(a)	120,423	1,836,451
Shake Shack, Inc., Class A *	39,100	1,709,061
Sonic Corp.	71,201	1,839,834
Sotheby’s *	65,400	3,450,504
Speedway Motorsports, Inc.	21,884	454,093
Strayer Education, Inc.	18,400	1,701,632
Texas Roadhouse, Inc.	117,396	6,893,493
The Cheesecake Factory, Inc.	73,467	3,613,842
The Habit Restaurants, Inc., Class A *	37,211	325,596
The Marcus Corp.	33,300	865,800
Weight Watchers International, Inc. *	49,000	3,150,210
Wingstop, Inc.	51,400	2,485,704
Zoe’s Kitchen, Inc. *	35,902	528,477
		157,571,141

Diversified Financials 2.9%
AG Mortgage Investment Trust, Inc.	54,000	941,760
Anworth Mortgage Asset Corp.	166,600	809,676
Apollo Commercial Real Estate Finance, Inc.	187,143	3,400,388
Ares Commercial Real Estate Corp.	41,900	530,873
Arlington Asset Investment Corp., Class A	46,800	491,400
ARMOUR Residential REIT, Inc.	72,629	1,700,245
Artisan Partners Asset Management, Inc., Class A	81,200	3,178,980
Associated Capital Group, Inc., Class A	9,700	336,105
B. Riley Financial, Inc.	38,302	718,163
Cannae Holdings, Inc. *	106,736	1,858,274
Capstead Mortgage Corp.	159,829	1,312,196
Cherry Hill Mortgage Investment Corp.	19,100	323,936
Cohen & Steers, Inc.	37,128	1,513,709
Cowen, Inc., *	50,775	657,536
CYS Investments, Inc.	267,461	1,802,687
Diamond Hill Investment Group, Inc.	5,600	1,178,016
Donnelley Financial Solutions, Inc. *	58,700	1,259,115
Dynex Capital, Inc.	77,200	501,800
Elevate Credit, Inc. *	24,400	182,268
Ellington Residential Mortgage REIT	14,200	153,502
Encore Capital Group, Inc. *	41,500	1,720,175
Enova International, Inc. *	58,036	1,038,844
Evercore, Inc., Class A	67,200	6,756,960
EZCORP, Inc., Class A *	91,900	1,084,420
Financial Engines, Inc.	100,400	2,856,380
FirstCash, Inc.	79,927	5,842,664
GAIN Capital Holdings, Inc.	60,200	439,460
GAMCO Investors, Inc., Class A	9,700	285,956
Granite Point Mortgage Trust, Inc.	76,900	1,325,756
Great Ajax Corp.	27,000	360,720
Security	Number of Shares	Value ($)
Green Dot Corp., Class A *	81,741	5,007,454
Greenhill & Co., Inc.	42,029	779,638
Hamilton Lane, Inc., Class A	24,600	917,088
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	88,445	1,922,794
Houlihan Lokey, Inc.	47,600	2,270,520
INTL. FCStone, Inc. *	28,400	1,235,400
Invesco Mortgage Capital, Inc.	195,206	3,170,145
Investment Technology Group, Inc.	57,265	1,223,180
KKR Real Estate Finance Trust, Inc.	16,700	324,815
Ladder Capital Corp.	135,955	1,967,269
Ladenburg Thalmann Financial Services, Inc.	170,700	530,877
LendingClub Corp. *	575,400	2,105,964
Marlin Business Services Corp.	14,000	331,800
Medley Management, Inc., Class A	14,400	92,160
Moelis & Co., Class A	56,124	2,901,611
MTGE Investment Corp.	76,700	1,303,900
Nelnet, Inc., Class A	33,200	1,730,052
New York Mortgage Trust, Inc.	197,500	1,125,750
OM Asset Management plc	131,500	2,352,535
On Deck Capital, Inc. *	86,800	390,600
Oppenheimer Holdings, Inc., Class A	17,400	478,500
Orchid Island Capital, Inc. (a)	79,659	603,815
Owens Realty Mortgage, Inc.	14,500	206,625
PennyMac Mortgage Investment Trust	115,821	1,899,464
Piper Jaffray Cos.	25,129	2,319,407
PJT Partners, Inc., Class A	31,900	1,510,465
PRA Group, Inc. *	76,781	2,744,921
Pzena Investment Management, Inc., Class A	27,100	339,021
Redwood Trust, Inc.	137,700	2,050,353
Regional Management Corp. *	19,200	544,512
Resource Capital Corp.	49,037	464,871
Safeguard Scientifics, Inc. *	36,500	456,250
Silvercrest Asset Management Group, Inc., Class A	9,800	147,000
Stifel Financial Corp.	116,210	7,846,499
Sutherland Asset Management Corp.	28,000	406,000
Tiptree, Inc.	46,300	284,745
TPG RE Finance Trust, Inc.	23,000	432,860
Value Line, Inc.	1,900	36,537
Virtu Financial, Inc., Class A (a)	44,471	849,396
Virtus Investment Partners, Inc.	12,100	1,548,800
Waddell & Reed Financial, Inc., Class A	139,600	3,210,800
Western Asset Mortgage Capital Corp.	78,856	735,727
Westwood Holdings Group, Inc.	14,900	975,503
WisdomTree Investments, Inc.	200,900	2,328,431
World Acceptance Corp. *	9,800	1,156,890
		109,822,908

Energy 3.9%
Abraxas Petroleum Corp. *	270,000	645,300
Adams Resources & Energy, Inc.	2,900	129,050
Approach Resources, Inc. *(a)	74,500	248,830
Arch Coal, Inc., Class A	34,400	3,096,344
Archrock, Inc.	117,228	1,090,220
Ardmore Shipping Corp. *	46,500	330,150
Basic Energy Services, Inc. *	29,400	573,006
Bill Barrett Corp. *	130,698	670,481
Bonanza Creek Energy, Inc. *	33,900	949,539
Bristow Group, Inc.	56,862	876,243
C&J Energy Services, Inc. *	80,900	2,477,158
California Resources Corp. *	76,200	1,610,106
Callon Petroleum Co. *	352,800	4,004,280
CARBO Ceramics, Inc. *(a)	46,400	369,344
Carrizo Oil & Gas, Inc. *	132,811	2,670,829
Clean Energy Fuels Corp. *	258,738	406,219

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cloud Peak Energy, Inc. *	124,500	622,500
Contango Oil & Gas Co. *	35,000	143,500
CVR Energy, Inc. (a)	27,400	980,646
Delek US Holdings, Inc.	137,132	4,784,536
Denbury Resources, Inc. *	678,600	1,648,998
DHT Holdings, Inc.	135,900	470,214
Diamond Offshore Drilling, Inc. *(a)	113,400	2,004,912
Dorian LPG Ltd. *	48,396	369,745
Dril-Quip, Inc. *	67,600	3,491,540
Earthstone Energy, Inc., Class A *	38,800	387,224
Eclipse Resources Corp. *	156,100	334,054
Energy XXI Gulf Coast, Inc. *	49,500	332,145
Ensco plc, Class A	753,493	4,445,609
EP Energy Corp., Class A *(a)	60,500	115,555
Era Group, Inc. *	37,000	374,810
Evolution Petroleum Corp.	46,800	358,020
Exterran Corp. *	56,014	1,617,684
Fairmount Santrol Holdings, Inc. *(a)	277,553	1,545,970
Forum Energy Technologies, Inc. *	142,655	2,410,870
Frank’s International N.V.	83,100	575,052
Frontline Ltd. (a)	126,963	584,030
GasLog Ltd.	73,800	1,490,760
Gastar Exploration, Inc. *(a)	300,000	299,550
Gener8 Maritime, Inc. *	84,800	497,776
Geospace Technologies Corp. *	23,862	328,341
Golar LNG Ltd.	169,500	4,625,655
Green Plains, Inc.	68,200	1,193,500
Gulf Island Fabrication, Inc.	23,400	301,860
Halcon Resources Corp. *	226,600	1,810,534
Hallador Energy Co.	28,100	196,138
Helix Energy Solutions Group, Inc. *	243,107	1,830,596
Independence Contract Drilling, Inc. *	68,000	312,800
International Seaways, Inc. *	51,798	864,509
Isramco, Inc. *	1,400	150,850
Jagged Peak Energy, Inc. *	100,600	1,292,710
Jones Energy, Inc., Class A *(a)	100,000	117,000
Keane Group, Inc. *	67,100	1,109,163
Key Energy Services, Inc. *	17,600	260,656
Lilis Energy, Inc. *(a)	71,700	308,310
Mammoth Energy Services, Inc. *	14,200	326,032
Matador Resources Co. *	172,162	5,579,770
Matrix Service Co. *	48,000	859,200
McDermott International, Inc. *	489,285	4,295,922
Midstates Petroleum Co., Inc. *	17,900	293,739
NACCO Industries, Inc., Class A	8,077	339,638
Natural Gas Services Group, Inc. *	20,500	564,775
Navios Maritime Acquisition Corp.	120,600	94,068
NCS Multistage Holdings, Inc. *	18,000	294,120
Newpark Resources, Inc. *	147,310	1,340,521
Noble Corp. plc *	428,100	2,007,789
Nordic American Tankers Ltd.	175,400	405,174
Oasis Petroleum, Inc. *	467,310	4,046,905
Oil States International, Inc. *	89,100	2,851,200
Overseas Shipholding Group, Inc., Class A *	85,400	180,194
Pacific Ethanol, Inc. *	65,500	275,100
Panhandle Oil & Gas, Inc., Class A	28,400	577,940
Par Pacific Holdings, Inc. *	54,038	985,113
Parker Drilling Co. *	264,665	301,718
PDC Energy, Inc. *	116,903	6,061,421
Peabody Energy Corp. *	115,500	4,667,355
Penn Virginia Corp. *	23,800	1,005,312
PHI, Inc. — Non Voting Shares *	19,572	224,882
Pioneer Energy Services Corp. *	142,900	464,425
ProPetro Holding Corp. *	101,000	1,886,680
Ranger Energy Services, Inc. *	14,300	154,440
Renewable Energy Group, Inc. *	64,600	691,220
Resolute Energy Corp. *(a)	39,700	1,346,624
REX American Resources Corp. *	10,500	857,325
Security	Number of Shares	Value ($)
RigNet, Inc. *	26,200	432,300
Ring Energy, Inc. *	89,300	1,232,340
Rosehill Resources, Inc. *(a)	4,300	33,669
Rowan Cos. plc, Class A *	203,100	2,989,632
Sanchez Energy Corp. *(a)	122,953	608,617
SandRidge Energy, Inc. *	62,400	1,116,336
Scorpio Tankers, Inc.	405,102	1,077,571
SEACOR Holdings, Inc. *	28,200	1,313,556
SEACOR Marine Holdings, Inc. *	25,839	386,552
Select Energy Services, Inc., Class A *	45,700	818,944
SemGroup Corp., Class A	116,003	3,323,486
Ship Finance International Ltd.	105,400	1,612,620
SilverBow Resources, Inc. *	11,800	362,260
Smart Sand, Inc. *	38,800	356,572
Solaris Oilfield Infrastructure, Inc., Class A *	29,600	558,552
SRC Energy, Inc. *	420,312	4,182,104
Stone Energy Corp. *	32,700	1,181,778
Superior Energy Services, Inc. *	267,900	2,799,555
Teekay Corp. (a)	94,200	768,672
Teekay Tankers Ltd., Class A	349,000	443,230
Tellurian, Inc. *(a)	98,300	1,115,705
TETRA Technologies, Inc. *	199,474	765,980
Ultra Petroleum Corp. *	334,800	2,336,904
Unit Corp. *	90,578	2,194,705
Uranium Energy Corp. *(a)	234,500	368,165
US Silica Holdings, Inc.	143,600	4,780,444
W&T Offshore, Inc. *	163,600	791,824
WildHorse Resource Development Corp. *	82,600	1,471,106
Willbros Group, Inc. *	69,500	77,145
		147,214,347

Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	25,031	841,042
Natural Grocers by Vitamin Cottage, Inc. *	12,600	108,360
Performance Food Group Co. *	159,400	5,475,390
PriceSmart, Inc.	38,200	3,254,640
Smart & Final Stores, Inc. *	37,600	353,440
SpartanNash, Co.	64,933	1,582,417
SUPERVALU, Inc. *	67,933	1,076,059
The Andersons, Inc.	46,823	1,596,664
The Chefs’ Warehouse, Inc. *	34,400	700,040
United Natural Foods, Inc. *	89,382	4,254,583
Village Super Market, Inc., Class A	11,600	272,368
Weis Markets, Inc.	15,800	628,208
		20,143,211

Food, Beverage & Tobacco 1.6%
Alico, Inc.	4,700	126,430
B&G Foods, Inc. (a)	115,757	3,819,981
Cal-Maine Foods, Inc. *	49,316	2,098,396
Calavo Growers, Inc.	28,688	2,495,856
Castle Brands, Inc. *(a)	148,700	165,057
Coca-Cola Bottling Co. Consolidated	8,100	1,640,412
Craft Brew Alliance, Inc. *	23,500	454,725
Darling Ingredients, Inc. *	286,800	5,317,272
Dean Foods Co.	159,600	1,655,052
Farmer Brothers Co. *	16,600	524,560
Fresh Del Monte Produce, Inc.	56,261	2,661,708
Freshpet, Inc. *	43,850	806,840
Hostess Brands, Inc. *	137,300	1,894,740
J&J Snack Foods Corp.	25,981	3,596,810
John B. Sanfilippo & Son, Inc.	15,100	945,562
Lancaster Colony Corp.	32,956	4,231,550
Landec Corp. *	44,654	587,200
Lifeway Foods, Inc. *	10,100	80,194
Limoneira Co.	19,600	422,380

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MGP Ingredients, Inc.	22,247	1,991,996
National Beverage Corp.	20,401	2,253,698
Primo Water Corp. *	44,600	578,462
Sanderson Farms, Inc.	35,743	4,535,787
Seneca Foods Corp., Class A *	12,400	391,220
Snyder’s-Lance, Inc.	151,510	7,572,470
The Boston Beer Co., Inc., Class A *	14,300	2,714,855
Tootsie Roll Industries, Inc. (a)	29,935	1,071,673
Turning Point Brands, Inc.	9,200	202,400
Universal Corp.	43,024	2,065,152
Vector Group Ltd.	171,200	3,646,560
		60,548,998

Health Care Equipment & Services 6.6%
AAC Holdings, Inc. *	22,600	202,270
Abaxis, Inc.	38,200	2,737,030
Accuray, Inc. *	141,000	796,650
Aceto Corp.	54,600	601,146
Addus HomeCare Corp. *	12,500	448,125
Allscripts Healthcare Solutions, Inc. *	313,000	4,666,830
Almost Family, Inc. *	22,700	1,295,035
Amedisys, Inc. *	50,800	2,723,896
American Renal Associates Holdings, Inc. *	19,000	359,290
AMN Healthcare Services, Inc. *	81,000	4,345,650
Analogic Corp.	22,154	1,836,567
AngioDynamics, Inc. *	64,700	1,126,427
Anika Therapeutics, Inc. *	25,300	1,688,016
Antares Pharma, Inc. *	241,500	504,735
AtriCure, Inc. *	55,000	897,050
Atrion Corp.	2,400	1,380,960
AxoGen, Inc. *	51,300	1,426,140
BioScrip, Inc. *	197,700	551,583
BioTelemetry, Inc. *	56,800	1,939,720
Cantel Medical Corp.	63,545	7,049,047
Capital Senior Living Corp. *	44,800	505,344
Cardiovascular Systems, Inc. *	59,700	1,475,187
Castlight Health, Inc., Class B *	113,873	421,330
Cerus Corp. *	196,000	868,280
Chemed Corp.	27,098	7,060,926
Civitas Solutions, Inc. *	26,300	461,565
Community Health Systems, Inc. *	159,200	899,480
Computer Programs & Systems, Inc.	20,700	619,965
ConforMIS, Inc. *	56,000	77,840
CONMED Corp.	47,800	2,761,884
Corindus Vascular Robotics, Inc. *(a)	181,900	209,185
CorVel Corp. *	16,100	831,565
Cotiviti Holdings, Inc. *	64,400	2,254,000
Cross Country Healthcare, Inc. *	62,715	878,637
CryoLife, Inc. *	57,700	1,087,645
Cutera, Inc. *	22,805	1,131,128
Diplomat Pharmacy, Inc. *	85,688	2,312,719
Encompass Health Corp.	173,300	9,171,036
Endologix, Inc. *	142,137	588,447
Entellus Medical, Inc. *	22,500	541,125
Evolent Health, Inc., Class A *	101,600	1,432,560
Exactech, Inc. *	18,800	941,880
FONAR Corp. *	10,700	262,685
Genesis Healthcare, Inc. *	39,400	38,612
GenMark Diagnostics, Inc. *	90,400	491,776
Glaukos Corp. *	51,600	1,548,516
Globus Medical, Inc., Class A *	123,400	5,681,336
Haemonetics Corp. *	93,100	6,018,915
Halyard Health, Inc. *	83,093	4,055,769
HealthEquity, Inc. *	85,634	4,334,793
HealthStream, Inc. *	45,700	1,074,864
Heska Corp. *	11,691	911,313
HMS Holdings Corp. *	151,152	2,589,234
ICU Medical, Inc. *	26,300	6,021,385
Security	Number of Shares	Value ($)
Inogen, Inc. *	29,898	3,642,772
Inovalon Holdings, Inc., Class A *	111,400	1,448,200
Insulet Corp. *	101,400	7,760,142
Integer Holdings Corp. *	53,600	2,688,040
Integra LifeSciences Holdings Corp. *	112,696	5,934,571
Invacare Corp.	54,811	1,008,522
iRhythm Technologies, Inc. *	25,100	1,496,713
K2M Group Holdings, Inc. *	73,100	1,540,217
Kindred Healthcare, Inc.	144,823	1,332,372
Lantheus Holdings, Inc. *	53,100	1,221,300
LeMaitre Vascular, Inc.	26,635	926,898
LHC Group, Inc. *	27,300	1,714,440
LivaNova plc *	84,600	7,237,530
Magellan Health, Inc. *	42,568	4,239,773
Masimo Corp. *	78,200	7,369,568
Medidata Solutions, Inc. *	98,600	6,715,646
Meridian Bioscience, Inc.	74,950	1,172,967
Merit Medical Systems, Inc. *	86,100	3,999,345
Molina Healthcare, Inc. *	76,943	7,029,512
NantHealth, Inc. *	30,500	104,920
National HealthCare Corp.	20,188	1,259,126
National Research Corp., Class A	17,500	658,875
Natus Medical, Inc. *	52,600	1,633,230
Neogen Corp. *	87,533	5,167,073
Nevro Corp. *	47,564	3,817,487
Novocure Ltd. *	99,100	2,224,795
NuVasive, Inc. *	88,900	4,344,543
NxStage Medical, Inc. *	112,900	2,825,887
Obalon Therapeutics, Inc. *	17,600	72,160
Omnicell, Inc. *	66,100	3,242,205
OraSure Technologies, Inc. *	98,300	2,139,008
Orthofix International N.V. *	29,900	1,717,456
OrthoPediatrics Corp. *	7,300	124,100
Owens & Minor, Inc.	108,000	2,274,480
Oxford Immunotec Global plc *	40,500	470,205
Penumbra, Inc. *	50,300	5,009,880
PetIQ, Inc. *(a)	12,700	304,800
Pulse Biosciences, Inc. *	15,300	310,284
Quality Systems, Inc. *	90,100	1,171,300
Quidel Corp. *	49,600	2,270,688
Quotient Ltd. *	46,200	134,673
R1 RCM, Inc. *	167,500	862,625
RadNet, Inc. *	67,800	688,170
Restoration Robotics, Inc. *	6,200	31,558
Rockwell Medical, Inc. *(a)	78,700	438,753
RTI Surgical, Inc. *	90,200	405,900
Select Medical Holdings Corp. *	190,411	3,370,275
Sientra, Inc. *	25,900	326,599
Simulations Plus, Inc.	19,500	314,925
STAAR Surgical Co. *	72,300	1,135,110
Surgery Partners, Inc. *(a)	35,400	550,470
Surmodics, Inc. *	23,100	676,830
Tabula Rasa HealthCare, Inc. *	17,000	609,110
Tactile Systems Technology, Inc. *	21,800	687,354
Teladoc, Inc. *	92,200	3,448,280
Tenet Healthcare Corp. *(a)	139,500	2,633,760
The Ensign Group, Inc.	84,400	1,943,732
The Providence Service Corp. *	20,100	1,293,033
Tivity Health, Inc. *	63,100	2,445,125
Triple-S Management Corp., Class B *	38,900	893,922
U.S. Physical Therapy, Inc.	21,600	1,640,520
Utah Medical Products, Inc.	5,200	468,520
Varex Imaging Corp. *	65,100	2,764,797
ViewRay, Inc. *(a)	53,000	473,290
Viveve Medical, Inc. *(a)	26,200	112,660
Vocera Communications, Inc. *	52,500	1,538,250
Wright Medical Group N.V. *	183,461	4,173,738
		249,820,102

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Household & Personal Products 0.4%
Central Garden & Pet Co. *	18,100	709,339
Central Garden & Pet Co., Class A *	64,100	2,417,852
elf Beauty, Inc. *(a)	34,300	705,208
HRG Group, Inc. *	207,700	3,790,525
Inter Parfums, Inc.	30,100	1,372,560
Medifast, Inc.	18,879	1,297,176
Natural Health Trends Corp.	12,400	199,888
Nature’s Sunshine Products, Inc.	15,000	181,500
Oil-Dri Corp. of America	7,987	310,614
Orchids Paper Products Co. (a)	15,900	239,454
Revlon, Inc., Class A *(a)	18,602	381,341
USANA Health Sciences, Inc. *	19,600	1,463,140
WD-40 Co.	24,700	3,056,625
		16,125,222

Insurance 2.3%
Ambac Financial Group, Inc. *	78,700	1,274,940
American Equity Investment Life Holding Co.	151,164	4,988,412
AMERISAFE, Inc.	33,135	2,012,951
AmTrust Financial Services, Inc.	151,100	2,027,762
Argo Group International Holdings Ltd.	50,631	3,103,680
Atlas Financial Holdings, Inc. *	16,900	338,845
Baldwin & Lyons, Inc., Class B	13,000	299,000
Blue Capital Reinsurance Holdings Ltd.	9,100	110,565
Citizens, Inc. *(a)	80,500	638,365
CNO Financial Group, Inc.	292,768	7,199,165
Crawford & Co., Class B	20,800	196,144
Donegal Group, Inc., Class A	15,200	266,760
eHealth, Inc. *	26,900	471,288
EMC Insurance Group, Inc.	14,300	403,975
Employers Holdings, Inc.	57,400	2,433,760
Enstar Group Ltd. *	19,694	4,088,474
FBL Financial Group, Inc., Class A	17,768	1,236,653
Federated National Holding Co.	20,246	300,248
Genworth Financial, Inc., Class A *	865,600	2,648,736
Global Indemnity Ltd. *	14,755	624,874
Greenlight Capital Re Ltd., Class A *	55,089	1,115,552
Hallmark Financial Services, Inc. *	21,200	214,756
HCI Group, Inc.	13,800	482,310
Health Insurance Innovations, Inc., Class A *	20,400	529,380
Heritage Insurance Holdings, Inc.	37,662	641,384
Horace Mann Educators Corp.	70,378	2,906,611
Independence Holding Co.	11,248	329,566
Infinity Property & Casualty Corp.	18,992	1,922,940
Investors Title Co.	2,700	525,150
James River Group Holdings Ltd.	46,300	1,759,400
Kemper Corp.	69,414	4,501,498
Kingstone Cos., Inc.	14,700	307,965
Kinsale Capital Group, Inc.	25,700	1,226,404
Maiden Holdings Ltd.	124,800	879,840
MBIA, Inc. *(a)	152,284	1,117,765
National General Holdings Corp.	87,900	1,759,758
National Western Life Group, Inc., Class A	3,994	1,293,657
NI Holdings, Inc. *	16,600	275,892
Primerica, Inc.	76,800	7,756,800
RLI Corp.	66,520	4,274,575
Safety Insurance Group, Inc.	26,070	2,024,336
Selective Insurance Group, Inc.	100,414	5,849,116
State Auto Financial Corp.	27,926	831,357
Stewart Information Services Corp.	36,500	1,624,615
The Navigators Group, Inc.	35,940	1,746,684
Third Point Reinsurance Ltd. *	165,260	2,354,955
Trupanion, Inc. *(a)	40,400	1,410,768
United Fire Group, Inc.	38,900	1,687,871
Security	Number of Shares	Value ($)
United Insurance Holdings Corp.	36,800	710,976
Universal Insurance Holdings, Inc.	53,822	1,582,367
WMIH Corp. *	313,200	295,348
		88,604,193

Materials 4.6%
A. Schulman, Inc.	49,409	1,926,951
Advanced Emissions Solutions, Inc. (a)	35,400	285,324
AdvanSix, Inc. *	51,600	2,036,136
AgroFresh Solutions, Inc. *	35,000	263,900
AK Steel Holding Corp. *	554,200	2,804,252
Allegheny Technologies, Inc. *	222,000	5,985,120
American Vanguard Corp.	49,700	1,051,155
Ampco-Pittsburgh Corp.	14,400	195,840
Balchem Corp.	54,700	4,321,300
Boise Cascade Co.	66,800	2,969,260
Calgon Carbon Corp.	88,685	1,893,425
Carpenter Technology Corp.	80,344	4,129,682
Century Aluminum Co. *	85,800	1,909,050
Chase Corp.	12,100	1,359,435
Clearwater Paper Corp. *	27,200	1,279,760
Cleveland-Cliffs, Inc. *	526,959	3,609,669
Codexis, Inc. *	72,000	619,200
Coeur Mining, Inc. *	319,113	2,565,669
Commercial Metals Co.	201,400	4,841,656
Compass Minerals International, Inc.	59,600	4,344,840
Core Molding Technologies, Inc.	12,400	257,920
Deltic Timber Corp.	19,121	1,807,317
Ferro Corp. *	148,200	3,485,664
Ferroglobe Representation & Warranty Insurance *(d)	108,500	—
Flotek Industries, Inc. *	96,200	529,100
Forterra, Inc. *	31,100	216,145
FutureFuel Corp.	40,400	541,360
GCP Applied Technologies, Inc. *	126,300	4,218,420
Gold Resource Corp.	94,600	427,592
Greif, Inc., Class A	44,594	2,636,397
Greif, Inc., Class B	11,000	700,150
H.B. Fuller Co.	88,394	4,583,229
Hawkins, Inc.	15,500	547,150
Haynes International, Inc.	21,325	763,435
Hecla Mining Co.	679,040	2,607,514
Ingevity Corp. *	74,500	5,404,975
Innophos Holdings, Inc.	33,700	1,559,299
Innospec, Inc.	42,600	3,058,680
Intrepid Potash, Inc. *	159,600	620,844
Kaiser Aluminum Corp.	28,743	3,168,628
KapStone Paper & Packaging Corp.	150,303	5,206,496
Klondex Mines Ltd. *	292,800	644,160
KMG Chemicals, Inc.	24,300	1,476,225
Koppers Holdings, Inc. *	38,100	1,744,980
Kraton Corp. *	52,135	2,620,305
Kronos Worldwide, Inc.	39,600	1,087,020
Louisiana-Pacific Corp. *	255,372	7,561,565
LSB Industries, Inc. *	36,400	309,036
Materion Corp.	34,529	1,716,091
Minerals Technologies, Inc.	62,522	4,698,528
Myers Industries, Inc.	41,800	877,800
Neenah, Inc.	29,453	2,665,496
Olympic Steel, Inc.	15,200	354,312
OMNOVA Solutions, Inc. *	76,000	836,000
P.H. Glatfelter Co.	75,800	1,770,688
PolyOne Corp.	140,376	6,100,741
PQ Group Holdings, Inc. *	54,200	885,628
Quaker Chemical Corp.	22,500	3,462,750
Ramaco Resources, Inc. *	10,400	83,616
Rayonier Advanced Materials, Inc.	77,042	1,457,635
Ryerson Holding Corp. *	25,800	258,000

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	47,100	1,610,820
Schweitzer-Mauduit International, Inc.	52,500	2,377,200
Sensient Technologies Corp.	77,514	5,569,381
Stepan Co.	34,200	2,681,964
Summit Materials, Inc., Class A *	192,072	6,136,700
SunCoke Energy, Inc. *	111,700	1,239,870
TimkenSteel Corp. *	66,744	1,080,585
Trecora Resources *	35,500	472,150
Tredegar Corp.	48,400	888,140
Trinseo S.A.	77,400	6,381,630
Tronox Ltd., Class A	157,500	3,091,725
UFP Technologies, Inc. *	11,900	346,885
United States Lime & Minerals, Inc.	2,700	207,225
US Concrete, Inc. *	29,300	2,281,005
Valhi, Inc.	36,294	210,142
Verso Corp., Class A *	58,500	939,510
Warrior Met Coal, Inc.	59,400	1,661,418
Worthington Industries, Inc.	78,917	3,690,159
		172,209,024

Media 1.3%
AMC Entertainment Holdings, Inc., Class A (a)	92,300	1,181,440
Beasley Broadcasting Group, Inc., Class A	9,000	112,950
Central European Media Enterprises Ltd., Class A *	144,400	685,900
Clear Channel Outdoor Holdings, Inc., Class A	61,800	299,730
Daily Journal Corp. *	2,000	457,400
Emerald Expositions Events, Inc.	32,400	699,192
Entercom Communications Corp., Class A	227,300	2,511,665
Entravision Communications Corp., Class A	121,900	847,205
Eros International plc *(a)	43,390	494,646
Gannett Co., Inc.	195,800	2,310,440
Global Eagle Entertainment, Inc. *(a)	77,200	223,108
Gray Television, Inc. *	110,193	1,801,655
Hemisphere Media Group, Inc. *	29,200	312,440
IMAX Corp. *	96,100	1,907,585
Liberty Media Corp. — Liberty Braves, Class A *	22,300	526,280
Liberty Media Corp. — Liberty Braves, Class C *	55,500	1,304,805
Loral Space & Communications, Inc. *	22,600	1,054,290
MDC Partners, Inc., Class A *	98,180	883,620
Meredith Corp.	70,000	4,629,800
MSG Networks, Inc., Class A *	103,700	2,488,800
National CineMedia, Inc.	103,300	692,110
New Media Investment Group, Inc.	87,582	1,480,136
Nexstar Media Group, Inc., Class A	76,898	5,775,040
Reading International, Inc., Class A *	31,200	514,488
Saga Communications, Inc., Class A	6,400	253,440
Salem Media Group, Inc.	21,000	97,650
Scholastic Corp.	49,069	1,885,231
Sinclair Broadcast Group, Inc., Class A	126,502	4,693,224
The E.W. Scripps Co., Class A *	99,771	1,597,334
The New York Times Co., Class A	219,151	5,095,261
Townsquare Media, Inc., Class A *	10,100	75,750
tronc, Inc. *	35,817	730,667
WideOpenWest, Inc. *	35,100	359,424
World Wrestling Entertainment, Inc., Class A	67,900	2,400,265
		50,382,971

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.5%
Abeona Therapeutics, Inc. *(a)	47,900	730,475
Accelerate Diagnostics, Inc. *(a)	45,100	1,303,390
Acceleron Pharma, Inc. *	66,227	2,749,083
Achaogen, Inc. *(a)	58,700	643,939
Achillion Pharmaceuticals, Inc. *	203,089	538,186
Aclaris Therapeutics, Inc. *	39,900	882,588
Acorda Therapeutics, Inc. *	77,539	2,012,137
Adamas Pharmaceuticals, Inc. *	25,772	975,212
Aduro Biotech, Inc. *	73,381	462,300
Advaxis, Inc. *(a)	56,011	165,793
Aerie Pharmaceuticals, Inc. *	57,944	3,178,228
Agenus, Inc. *	125,454	452,889
Aileron Therapeutics, Inc. *	8,400	77,532
Aimmune Therapeutics, Inc. *	60,500	2,130,205
Akcea Therapeutics, Inc. *(a)	25,700	556,405
Akebia Therapeutics, Inc. *	76,947	1,137,277
Alder Biopharmaceuticals, Inc. *	111,946	1,584,036
Allena Pharmaceuticals, Inc. *	8,700	72,558
AMAG Pharmaceuticals, Inc. *	59,031	847,095
Amicus Therapeutics, Inc. *	292,604	4,746,037
Amphastar Pharmaceuticals, Inc. *	63,026	1,174,805
AnaptysBio, Inc. *	31,300	3,298,707
Anavex Life Sciences Corp. *(a)	76,200	215,646
ANI Pharmaceuticals, Inc. *	13,500	906,660
Apellis Pharmaceuticals, Inc. *	17,600	292,160
Aratana Therapeutics, Inc. *	80,000	370,400
Ardelyx, Inc. *	64,340	466,465
Arena Pharmaceuticals, Inc. *	67,860	2,539,321
Array BioPharma, Inc. *	347,979	5,157,049
Assembly Biosciences, Inc. *	27,400	1,292,732
Asterias Biotherapeutics, Inc. *	45,825	96,233
Atara Biotherapeutics, Inc. *	45,243	1,710,185
Athenex, Inc. *	13,200	191,136
Athersys, Inc. *(a)	157,000	274,750
Audentes Therapeutics, Inc. *	27,800	975,780
Avexis, Inc. *	48,200	5,963,786
Axovant Sciences Ltd. *	58,100	117,943
Bellicum Pharmaceuticals, Inc. *	47,900	291,232
BioCryst Pharmaceuticals, Inc. *	166,100	747,450
Biohaven Pharmaceutical Holding Co. Ltd. *	16,800	580,608
BioSpecifics Technologies Corp. *	9,100	389,662
BioTime, Inc. *	143,800	418,458
Bluebird Bio, Inc. *	85,700	17,559,930
Blueprint Medicines Corp. *	73,764	5,801,539
Calithera Biosciences, Inc. *	51,100	408,800
Calyxt, Inc. *	14,600	380,330
Cambrex Corp. *	57,200	3,223,220
Cara Therapeutics, Inc. *(a)	46,217	678,003
Cascadian Therapeutics, Inc. *	85,100	856,106
Catalent, Inc. *	235,199	10,946,161
Catalyst Pharmaceuticals, Inc. *	120,500	408,495
Celcuity, Inc. *	9,000	151,830
Celldex Therapeutics, Inc. *	229,300	632,868
ChemoCentryx, Inc. *	50,600	473,110
Chimerix, Inc. *	78,386	375,469
Clearside Biomedical, Inc. *	38,600	250,900
Clovis Oncology, Inc. *	76,600	4,634,300
Coherus Biosciences, Inc. *	67,661	683,376
Collegium Pharmaceutical, Inc. *	45,036	1,073,658
Conatus Pharmaceuticals, Inc. *	44,200	245,752
Concert Pharmaceuticals, Inc. *	32,122	645,010
Corbus Pharmaceuticals Holdings, Inc. *(a)	81,800	613,500
Corcept Therapeutics, Inc. *	160,106	3,684,840
Corium International, Inc. *	41,200	525,300
Corvus Pharmaceuticals, Inc. *	17,500	147,350
Curis, Inc. *	222,354	137,215

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cytokinetics, Inc. *	71,200	655,040
CytomX Therapeutics, Inc. *	48,800	1,305,400
Deciphera Pharmaceuticals, Inc. *	13,600	353,600
Depomed, Inc. *	99,800	733,530
Dermira, Inc. *	68,500	1,953,620
Dova Pharmaceuticals, Inc. *(a)	9,900	315,414
Durect Corp. *	263,476	313,536
Dynavax Technologies Corp. *	103,900	1,672,790
Eagle Pharmaceuticals, Inc. *	13,524	808,329
Edge Therapeutics, Inc. *	32,800	417,872
Editas Medicine, Inc. *	58,700	2,143,137
Emergent BioSolutions, Inc. *	57,600	2,810,304
Enanta Pharmaceuticals, Inc. *	26,322	2,236,054
Enzo Biochem, Inc. *	66,300	487,968
Epizyme, Inc. *	83,259	1,344,633
Esperion Therapeutics, Inc. *	30,170	2,187,627
Exact Sciences Corp. *	206,262	10,253,284
Fate Therapeutics, Inc. *	66,000	603,240
FibroGen, Inc. *	122,309	7,161,192
Five Prime Therapeutics, Inc. *	49,400	988,000
Flexion Therapeutics, Inc. *	58,543	1,322,486
Fluidigm Corp. *	65,800	403,354
Fortress Biotech, Inc. *	56,900	225,324
Foundation Medicine, Inc. *	24,900	1,728,060
G1 Therapeutics, Inc. *	14,600	349,086
Genocea Biosciences, Inc. *	87,000	79,170
Genomic Health, Inc. *	34,200	1,135,782
Geron Corp. *(a)	247,200	605,640
Global Blood Therapeutics, Inc. *	65,500	3,792,450
Halozyme Therapeutics, Inc. *	209,300	3,909,724
Heron Therapeutics, Inc. *	76,860	1,664,019
Horizon Pharma plc *	290,000	4,219,500
Idera Pharmaceuticals, Inc. *	239,629	438,521
Ignyta, Inc. *	103,745	2,790,741
Immune Design, Corp. *	54,543	185,446
ImmunoGen, Inc. *	170,300	1,563,354
Immunomedics, Inc. *	178,800	2,980,596
Impax Laboratories, Inc. *	129,300	2,514,885
Innoviva, Inc. *	130,100	1,898,159
Inovio Pharmaceuticals, Inc. *	142,462	649,627
Insmed, Inc. *	134,114	3,411,860
Insys Therapeutics, Inc. *(a)	42,679	403,743
Intellia Therapeutics, Inc. *	31,000	796,700
Intersect ENT, Inc. *	45,868	1,713,170
Intra-Cellular Therapies, Inc. *	72,100	1,227,142
Invitae Corp. *	73,300	505,037
Iovance Biotherapeutics, Inc. *	104,572	1,626,095
Ironwood Pharmaceuticals, Inc. *	233,400	3,456,654
Jounce Therapeutics, Inc. *	27,700	669,786
Kala Pharmaceuticals, Inc. *	13,700	208,514
Karyopharm Therapeutics, Inc. *	59,063	698,125
Keryx Biopharmaceuticals, Inc. *(a)	147,234	681,693
Kindred Biosciences, Inc. *	42,100	368,375
Kura Oncology, Inc. *(a)	34,900	684,040
La Jolla Pharmaceutical Co. *	30,279	1,037,359
Lannett Co., Inc. *(a)	48,300	982,905
Lexicon Pharmaceuticals, Inc. *	74,300	815,814
Ligand Pharmaceuticals, Inc. *	36,343	5,728,384
Loxo Oncology, Inc. *	40,100	4,068,947
Luminex Corp.	71,200	1,437,528
MacroGenics, Inc. *	58,549	1,321,451
Madrigal Pharmaceuticals, Inc. *	7,300	1,083,466
Matinas BioPharma Holdings, Inc. *	89,500	87,719
MediciNova, Inc. *(a)	57,200	505,648
Medpace Holdings, Inc. *	12,100	444,433
Melinta Therapeutics, Inc. *	18,220	254,169
Merrimack Pharmaceuticals, Inc.	25,740	270,270
Mersana Therapeutics, Inc. *	9,600	136,800
MiMedx Group, Inc. *(a)	177,950	2,980,663
Security	Number of Shares	Value ($)
Minerva Neurosciences, Inc. *	47,300	302,720
Miragen Therapeutics, Inc. *	21,300	159,750
Momenta Pharmaceuticals, Inc. *	129,986	2,209,762
MyoKardia, Inc. *	34,000	1,754,400
Myriad Genetics, Inc. *	116,386	4,292,316
NanoString Technologies, Inc. *	36,400	273,728
NantKwest, Inc. *(a)	57,600	254,592
Natera, Inc. *	58,700	611,067
Nektar Therapeutics *	259,271	21,677,648
NeoGenomics, Inc. *	105,288	812,823
Neos Therapeutics, Inc. *	43,700	463,220
NewLink Genetics Corp. *	49,300	406,725
Novavax, Inc. *	530,921	1,072,460
Novelion Therapeutics, Inc. *	25,900	134,939
Nymox Pharmaceutical Corp. *(a)	50,400	169,344
Ocular Therapeutix, Inc. *(a)	38,470	210,431
Omeros Corp. *(a)	77,300	1,251,487
Oncocyte Corp. *(a)	6,600	27,060
Optinose, Inc. *(a)	8,700	164,865
Organovo Holdings, Inc. *(a)	154,441	216,217
Otonomy, Inc. *	48,000	278,400
Ovid therapeutics, Inc. *	9,400	79,900
Pacific Biosciences of California, Inc. *	181,000	514,040
Pacira Pharmaceuticals, Inc. *	68,800	2,504,320
Paratek Pharmaceuticals, Inc. *	43,508	663,497
PDL BioPharma, Inc. *	258,800	714,288
Phibro Animal Health Corp., Class A	35,400	1,205,370
Pieris Pharmaceuticals, Inc. *	57,600	433,728
Portola Pharmaceuticals, Inc. *	99,600	5,110,476
PRA Health Sciences, Inc. *	86,500	7,876,690
Prestige Brands Holdings, Inc. *	93,400	3,906,922
Progenics Pharmaceuticals, Inc. *	123,000	719,550
Protagonist Therapeutics, Inc. *	19,300	441,198
Prothena Corp. plc *	69,253	2,894,775
PTC Therapeutics, Inc. *	68,136	1,791,295
Puma Biotechnology, Inc. *	50,000	3,342,500
Ra Pharmaceuticals, Inc. *	21,800	160,448
Radius Health, Inc. *(a)	67,914	2,557,641
Reata Pharmaceuticals, Inc., Class A *	19,800	564,300
Recro Pharma, Inc. *	25,500	219,555
REGENXBIO, Inc. *	46,700	1,251,560
Repligen Corp. *	66,900	2,366,253
Retrophin, Inc. *	67,593	1,616,149
Revance Therapeutics, Inc. *	42,108	1,360,088
Rhythm Pharmaceuticals, Inc. *	13,800	435,666
Rigel Pharmaceuticals, Inc. *	251,000	1,004,000
Sage Therapeutics, Inc. *	66,295	12,582,791
Sangamo Therapeutics, Inc. *	146,700	3,058,695
Sarepta Therapeutics, Inc. *	106,400	6,973,456
Selecta Biosciences, Inc. *	24,600	224,844
Seres Therapeutics, Inc. *	34,800	351,480
Sienna Biopharmaceuticals, Inc. *	8,700	153,120
Spark Therapeutics, Inc. *	48,900	2,740,845
Spectrum Pharmaceuticals, Inc. *	152,700	3,289,158
Spero Therapeutics, Inc. *	9,800	118,580
Stemline Therapeutics, Inc. *	40,200	641,190
Strongbridge Biopharma plc *	46,400	313,200
Sucampo Pharmaceuticals, Inc., Class A *	40,218	721,913
Supernus Pharmaceuticals, Inc. *	83,800	3,272,390
Syndax Pharmaceuticals, Inc. *	24,400	265,960
Syneos Health, Inc. *	94,300	3,616,405
Synergy Pharmaceuticals, Inc. *(a)	421,400	918,652
Syros Pharmaceuticals, Inc. *	21,300	204,054
Teligent, Inc. *	74,300	226,615
Tetraphase Pharmaceuticals, Inc. *	90,353	527,662
TG Therapeutics, Inc. *(a)	87,250	1,003,375
The Medicines Co. *	118,228	3,916,894
TherapeuticsMD, Inc. *(a)	282,055	1,658,483
Theravance Biopharma, Inc. *(a)	76,100	2,012,084

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tocagen, Inc. *(a)	29,900	388,999
Trevena, Inc. *	121,834	198,589
Ultragenyx Pharmaceutical, Inc. *	67,841	3,619,317
Vanda Pharmaceuticals, Inc. *	74,600	1,182,410
VBI Vaccines, Inc. *	58,200	232,800
Veracyte, Inc. *	45,400	290,106
Versartis, Inc. *	75,800	151,600
Voyager Therapeutics, Inc. *	32,100	662,544
vTv Therapeutics, Inc., Class A *	12,200	94,672
WaVe Life Sciences Ltd. *(a)	20,700	828,000
XBiotech, Inc. *(a)	40,600	199,752
Xencor, Inc. *	67,128	1,527,833
ZIOPHARM Oncology, Inc. *(a)	236,064	930,092
Zogenix, Inc. *	58,325	2,120,114
Zynerba Pharmaceuticals, Inc. *(a)	19,200	232,128
		357,989,544

Real Estate 6.3%
Acadia Realty Trust	144,157	3,540,496
Agree Realty Corp.	48,800	2,349,232
Alexander & Baldwin, Inc.	126,496	3,354,674
Alexander’s, Inc.	3,741	1,359,330
Altisource Portfolio Solutions S.A. *(a)	18,887	528,836
Altisource Residential Corp.	87,800	966,678
American Assets Trust, Inc.	73,200	2,581,032
Armada Hoffler Properties, Inc.	74,900	1,077,811
Ashford Hospitality Prime, Inc.	52,487	473,433
Ashford Hospitality Trust, Inc.	128,682	828,712
Bluerock Residential Growth REIT, Inc.	41,408	346,999
CareTrust REIT, Inc.	127,665	2,028,597
CatchMark Timber Trust, Inc., Class A	77,809	1,024,745
CBL & Associates Properties, Inc.	291,400	1,620,184
Cedar Realty Trust, Inc.	148,800	760,368
Chatham Lodging Trust	79,734	1,786,042
Chesapeake Lodging Trust	102,585	2,807,751
City Office REIT, Inc.	56,500	659,920
Clipper Realty, Inc.	26,300	248,535
Community Healthcare Trust, Inc.	29,500	785,880
Consolidated-Tomoka Land Co.	7,600	502,892
CorEnergy Infrastructure Trust, Inc.	19,500	747,435
Cousins Properties, Inc.	734,107	6,606,963
DiamondRock Hospitality Co.	348,817	4,102,088
Easterly Government Properties, Inc.	71,800	1,495,594
EastGroup Properties, Inc.	59,090	5,129,603
Education Realty Trust, Inc.	132,913	4,390,116
Farmland Partners, Inc. (a)	59,300	483,295
First Industrial Realty Trust, Inc.	209,837	6,475,570
Forestar Group, Inc. *(a)	18,000	439,200
Four Corners Property Trust, Inc.	107,100	2,527,560
Franklin Street Properties Corp.	191,765	1,944,497
FRP Holdings, Inc. *	12,700	634,365
Getty Realty Corp.	57,159	1,499,852
Gladstone Commercial Corp.	45,800	870,200
Global Medical REIT, Inc.	28,400	227,768
Global Net Lease, Inc.	117,933	2,162,891
Government Properties Income Trust	165,947	2,847,650
Gramercy Property Trust	281,322	7,100,567
Griffin Industrial Realty, Inc.	1,200	44,520
Healthcare Realty Trust, Inc.	214,581	6,409,534
Hersha Hospitality Trust	71,125	1,319,369
HFF, Inc., Class A	63,900	3,144,519
Independence Realty Trust, Inc.	146,758	1,348,706
InfraREIT, Inc.	77,000	1,461,460
Investors Real Estate Trust	212,002	1,202,051
iStar, Inc. *	109,700	1,157,335
Jernigan Capital, Inc.	24,300	431,082
Kennedy-Wilson Holdings, Inc.	211,787	3,759,219
Kite Realty Group Trust	141,539	2,386,348
Security	Number of Shares	Value ($)
LaSalle Hotel Properties	200,679	6,128,737
Lexington Realty Trust	381,474	3,440,895
LTC Properties, Inc.	67,651	2,772,338
Mack-Cali Realty Corp.	157,300	3,157,011
Marcus & Millichap, Inc. *	27,979	913,514
Maui Land & Pineapple Co., Inc. *	11,100	152,625
MedEquities Realty Trust, Inc.	49,700	542,724
Monmouth Real Estate Investment Corp.	122,200	2,088,398
National Health Investors, Inc.	69,568	4,906,631
National Storage Affiliates Trust	76,021	1,928,653
New Senior Investment Group, Inc.	139,269	1,066,801
NexPoint Residential Trust, Inc.	30,956	820,644
NorthStar Realty Europe Corp.	97,800	1,166,754
One Liberty Properties, Inc.	26,400	645,216
Pebblebrook Hotel Trust	119,200	4,648,800
Pennsylvania Real Estate Investment Trust	125,367	1,399,096
Physicians Realty Trust	312,550	5,094,565
Potlatch Corp.	70,203	3,713,739
Preferred Apartment Communities, Inc., Class A	64,297	1,071,831
PS Business Parks, Inc.	34,738	4,241,857
QTS Realty Trust, Inc., Class A	85,987	4,282,153
Quality Care Properties, Inc. *	164,800	2,224,800
RAIT Financial Trust	159,900	102,176
Ramco-Gershenson Properties Trust	133,821	1,769,114
RE/MAX Holdings, Inc., Class A	31,400	1,549,590
Redfin Corp. *	17,400	353,220
Retail Opportunity Investments Corp.	189,547	3,481,978
Rexford Industrial Realty, Inc.	134,316	3,987,842
RLJ Lodging Trust	294,784	6,815,406
Ryman Hospitality Properties, Inc.	76,985	5,893,202
Sabra Health Care REIT, Inc.	312,817	5,661,988
Safety Income and Growth, Inc.	19,200	338,112
Saul Centers, Inc.	19,100	1,045,343
Select Income REIT	111,628	2,496,002
Seritage Growth Properties, Class A (a)	45,000	1,854,000
STAG Industrial, Inc.	164,800	4,172,736
Stratus Properties, Inc.	9,200	281,520
Summit Hotel Properties, Inc.	180,900	2,802,141
Sunstone Hotel Investors, Inc.	397,954	6,705,525
Tejon Ranch Co. *	33,492	730,461
Terreno Realty Corp.	92,500	3,293,000
The GEO Group, Inc.	216,820	4,889,291
The RMR Group, Inc., Class A	11,919	771,755
The St. Joe Co. *	76,600	1,440,080
Tier REIT, Inc.	87,000	1,688,670
Transcontinental Realty Investors, Inc. *(a)	2,800	91,476
Trinity Place Holdings, Inc. *	32,544	219,997
UMH Properties, Inc.	53,200	711,816
Universal Health Realty Income Trust	22,644	1,506,958
Urban Edge Properties	182,887	4,275,898
Urstadt Biddle Properties, Inc., Class A	50,974	989,915
Washington Prime Group, Inc.	327,300	2,153,634
Washington Real Estate Investment Trust	135,682	3,888,646
Whitestone REIT	63,400	833,076
Xenia Hotels & Resorts, Inc.	186,662	4,143,896
		239,327,750

Retailing 2.9%
1-800-FLOWERS.COM, Inc., Class A *	46,800	487,890
Aaron’s, Inc.	111,700	4,567,413
Abercrombie & Fitch Co., Class A	117,163	2,426,446
America’s Car-Mart, Inc. *	12,600	580,860
American Eagle Outfitters, Inc.	287,315	5,171,670
Asbury Automotive Group, Inc. *	32,785	2,381,830
Ascena Retail Group, Inc. *	314,263	678,808
At Home Group, Inc. *	7,600	240,768
Barnes & Noble Education, Inc. *	71,495	475,442

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Barnes & Noble, Inc.	103,910	488,377
Big 5 Sporting Goods Corp. (a)	32,284	182,405
Big Lots, Inc.	73,210	4,449,704
Boot Barn Holdings, Inc. *	21,411	375,335
Build-A-Bear Workshop, Inc. *	25,700	221,020
Caleres, Inc.	72,675	2,154,087
Camping World Holdings, Inc., Class A	55,600	2,488,100
Carvana Co. *(a)	24,800	473,432
Chico’s FAS, Inc.	227,151	2,160,206
Citi Trends, Inc.	24,846	584,129
Conn’s, Inc. *	32,800	1,092,240
Core-Mark Holding Co., Inc.	78,182	1,727,040
Dillard’s, Inc., Class A (a)	24,500	1,655,220
DSW, Inc., Class A	113,000	2,263,390
Duluth Holdings, Inc., Class B *(a)	16,700	294,087
Express, Inc. *	132,798	926,930
Five Below, Inc. *	94,500	6,135,885
Francesca’s Holdings Corp. *	59,600	347,468
Fred’s, Inc., Class A (a)	60,300	199,593
FTD Cos., Inc. *	28,097	164,648
Funko, Inc., Class A *(a)	16,400	120,868
Gaia, Inc. *	19,900	237,805
Genesco, Inc. *	32,744	1,141,128
GNC Holdings, Inc., Class A *(a)	115,000	500,250
Group 1 Automotive, Inc.	34,300	2,690,835
Groupon, Inc. *	589,100	3,116,339
Guess?, Inc.	105,200	1,932,524
Haverty Furniture Cos., Inc.	34,900	778,270
Hibbett Sports, Inc. *	35,775	808,515
J. Jill, Inc. *	17,700	149,565
J.C. Penney Co., Inc. *(a)	552,800	2,050,888
Kirkland’s, Inc. *	27,800	294,958
Lands’ End, Inc. *	24,200	406,560
Liberty TripAdvisor Holdings, Inc., Class A *	127,111	1,118,577
Lithia Motors, Inc., Class A	41,037	5,127,983
Lumber Liquidators Holdings, Inc. *	48,098	1,343,858
MarineMax, Inc. *	39,700	911,115
Monro, Inc.	56,346	3,183,549
National Vision Holdings, Inc. *	32,500	1,271,400
Nutrisystem, Inc.	52,048	2,251,076
Office Depot, Inc.	911,600	2,962,700
Ollie’s Bargain Outlet Holdings, Inc. *	82,900	4,605,095
Overstock.com, Inc. *(a)	28,800	1,978,560
Party City Holdco, Inc. *	50,016	725,232
PetMed Express, Inc.	34,500	1,559,400
Pier 1 Imports, Inc.	144,900	481,068
Rent-A-Center, Inc. (a)	78,485	849,993
RH *	35,241	3,312,302
Sears Holdings Corp. *	21,700	55,769
Shoe Carnival, Inc.	19,750	451,287
Shutterfly, Inc. *	56,947	3,880,938
Sleep Number Corp. *	67,512	2,541,152
Sonic Automotive, Inc., Class A	42,074	906,695
Sportsman’s Warehouse Holdings, Inc. *	60,200	305,214
Tailored Brands, Inc.	84,569	2,045,724
The Buckle, Inc. (a)	50,064	1,003,783
The Cato Corp., Class A	40,904	485,940
The Children’s Place, Inc.	30,490	4,567,402
The Container Store Group, Inc. *	29,700	141,372
The Finish Line, Inc., Class A	68,919	780,852
Tile Shop Holdings, Inc.	70,800	661,980
Tilly’s, Inc., Class A	20,600	307,352
Vitamin Shoppe, Inc. *	40,000	170,000
Weyco Group, Inc.	12,400	384,152
Winmark Corp.	4,000	536,000
Zumiez, Inc. *	30,100	624,575
		111,155,023

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc. *	69,937	4,974,619
Alpha & Omega Semiconductor Ltd. *	32,200	540,638
Ambarella, Inc. *	55,600	2,802,240
Amkor Technology, Inc. *	178,718	1,797,903
Aquantia Corp. *	10,400	136,032
Axcelis Technologies, Inc. *	52,000	1,346,800
AXT, Inc. *	64,000	505,600
Brooks Automation, Inc.	119,331	3,329,335
Cabot Microelectronics Corp.	44,300	4,513,727
CEVA, Inc. *	39,036	1,717,584
Cirrus Logic, Inc. *	113,200	5,611,324
Cohu, Inc.	51,900	1,181,763
Cree, Inc. *	171,200	5,908,112
CyberOptics Corp. *	12,100	184,525
Diodes, Inc. *	67,981	1,916,384
DSP Group, Inc. *	39,600	518,760
Entegris, Inc.	248,600	8,091,930
FormFactor, Inc. *	129,991	1,865,371
GSI Technology, Inc. *	25,700	206,371
Ichor Holdings Ltd. *	31,100	992,712
Impinj, Inc. *(a)	30,100	673,337
Inphi Corp. *	72,633	2,169,548
Integrated Device Technology, Inc. *	234,689	7,017,201
Kopin Corp. *	95,000	315,400
Lattice Semiconductor Corp. *	213,300	1,388,583
MACOM Technology Solutions Holdings, Inc. *	70,690	2,198,459
MaxLinear, Inc. *	107,160	2,763,656
MKS Instruments, Inc.	94,289	9,645,765
Monolithic Power Systems, Inc.	70,000	8,338,400
Nanometrics, Inc. *	45,500	1,127,035
NeoPhotonics Corp. *(a)	57,163	320,684
NVE Corp.	8,500	712,470
PDF Solutions, Inc. *	48,400	662,112
Photronics, Inc. *	119,837	1,006,631
Pixelworks, Inc. *	52,300	318,507
Power Integrations, Inc.	49,262	3,679,871
Rambus, Inc. *	192,700	2,433,801
Rudolph Technologies, Inc. *	54,400	1,425,280
Semtech Corp. *	111,529	3,992,738
Sigma Designs, Inc. *	68,458	386,788
Silicon Laboratories, Inc. *	73,550	7,075,510
SMART Global Holdings, Inc. *	10,800	391,716
SunPower Corp. *(a)	101,400	804,102
Synaptics, Inc. *	59,800	2,591,732
Ultra Clean Holdings, Inc. *	59,400	1,288,386
Veeco Instruments, Inc. *	80,955	1,347,901
Xcerra Corp. *	94,000	938,120
Xperi Corp.	83,859	1,882,635
		115,038,098

Software & Services 8.9%
2U, Inc. *	85,058	6,317,258
8x8, Inc. *	152,100	2,692,170
A10 Networks, Inc. *	92,019	564,076
ACI Worldwide, Inc. *	200,652	4,703,283
Actua Corp. *	56,400	879,840
Acxiom Corp. *	139,000	3,762,730
Agilysys, Inc. *	24,000	288,000
Alarm.com Holdings, Inc. *	35,600	1,366,328
Alteryx, Inc., Class A *	39,800	1,090,520
Amber Road, Inc. *	41,000	297,660
American Software, Inc., Class A	45,000	563,850
Appfolio, Inc., Class A *	16,800	711,480
Apptio, Inc., Class A *	39,600	1,011,780
Aspen Technology, Inc. *	127,799	9,898,032

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Barracuda Networks, Inc. *	43,200	1,190,160
Bazaarvoice, Inc. *	142,400	783,200
Benefitfocus, Inc. *	26,390	665,028
Blackbaud, Inc.	83,869	8,036,328
Blackhawk Network Holdings, Inc. *	96,402	4,381,471
Blackline, Inc. *	28,600	950,378
Blucora, Inc. *	77,300	1,886,120
Bottomline Technologies de, Inc. *	69,200	2,525,800
Box, Inc., Class A *	145,100	3,227,024
Brightcove, Inc. *	61,800	417,150
BroadSoft, Inc. *	55,250	3,033,225
CACI International, Inc., Class A *	42,558	5,981,527
Callidus Software, Inc. *	120,000	4,314,000
Carbonite, Inc. *	44,800	1,128,960
Cardtronics plc, Class A *	78,300	1,915,218
Care.com, Inc. *	23,800	436,492
Cars.com, Inc. *	123,900	3,678,591
Cass Information Systems, Inc.	21,114	1,223,556
ChannelAdvisor Corp. *	39,100	355,810
Cimpress N.V. *	43,300	5,516,853
Cloudera, Inc. *	171,500	3,210,480
CommerceHub, Inc., Series A *	26,300	531,786
CommerceHub, Inc., Series C *	49,100	947,139
CommVault Systems, Inc. *	70,747	3,774,352
Convergys Corp.	166,700	3,879,109
Cornerstone OnDemand, Inc. *	92,800	3,816,864
Coupa Software, Inc. *	55,200	2,110,296
CSG Systems International, Inc.	58,500	2,642,445
DHI Group, Inc. *	76,400	137,520
Digimarc Corp. *(a)	17,200	531,480
Ebix, Inc.	41,400	3,398,940
Ellie Mae, Inc. *	59,500	5,563,250
Endurance International Group Holdings, Inc. *	96,802	803,457
Envestnet, Inc. *	74,654	4,012,652
EPAM Systems, Inc. *	87,383	10,265,755
Etsy, Inc. *	209,863	3,937,030
Everbridge, Inc. *	31,300	1,010,364
Everi Holdings, Inc. *	106,600	825,084
EVERTEC, Inc.	103,000	1,611,950
ExlService Holdings, Inc. *	56,692	3,444,039
Fair Isaac Corp.	51,491	8,890,436
Five9, Inc. *	93,800	2,439,738
ForeScout Technologies, Inc. *	8,100	246,402
Glu Mobile, Inc. *	195,358	730,639
Gogo, Inc. *(a)	100,600	969,784
GrubHub, Inc. *	150,276	10,857,441
GTT Communications, Inc. *	53,043	2,447,934
Hortonworks, Inc. *	86,800	1,731,660
HubSpot, Inc. *	59,889	5,812,227
Imperva, Inc. *	59,442	2,600,587
Information Services Group, Inc. *	48,500	206,610
Instructure, Inc. *	38,800	1,392,920
Internap Corp. *	33,775	565,056
j2 Global, Inc.	80,628	6,449,434
Leaf Group Ltd. *	24,000	210,000
Limelight Networks, Inc. *	132,700	581,226
Liquidity Services, Inc. *	37,500	180,000
LivePerson, Inc. *	97,300	1,162,735
Majesco *	9,500	55,005
ManTech International Corp., Class A	44,700	2,327,529
MAXIMUS, Inc.	111,917	7,630,501
MicroStrategy, Inc., Class A *	16,462	2,267,311
MINDBODY, Inc., Class A *	75,800	2,664,370
Mitek Systems, Inc. *	51,600	402,480
MobileIron, Inc. *	92,736	417,312
Model N, Inc. *	42,600	636,870
MoneyGram International, Inc. *	53,700	648,696
Monotype Imaging Holdings, Inc.	72,200	1,729,190
Security	Number of Shares	Value ($)
MuleSoft, Inc., Class A *	42,000	1,032,360
New Relic, Inc. *	53,600	3,201,528
NIC, Inc.	111,900	1,857,540
Nutanix, Inc., Class A *	188,300	6,044,430
Okta, Inc. *	32,600	960,070
Ominto, Inc. *(a)	24,500	83,300
Park City Group, Inc. *(a)	25,000	216,250
Paycom Software, Inc. *	85,607	7,845,025
Paylocity Holding Corp. *	46,745	2,444,296
Pegasystems, Inc.	64,900	3,300,165
Perficient, Inc. *	61,997	1,200,882
Presidio, Inc. *	40,200	736,062
Progress Software Corp.	85,120	4,241,530
Proofpoint, Inc. *	76,900	7,845,338
PROS Holdings, Inc. *	47,600	1,382,304
Q2 Holdings, Inc. *	54,893	2,324,719
QAD, Inc., Class A	20,400	879,240
Qualys, Inc. *	57,026	3,564,125
QuinStreet, Inc. *	60,000	559,800
Quotient Technology, Inc. *	127,732	1,507,238
Rapid7, Inc. *	35,100	841,698
RealNetworks, Inc. *	38,000	117,800
RealPage, Inc. *	104,100	5,178,975
Reis, Inc.	15,200	315,400
RingCentral, Inc., Class A *	114,468	6,215,612
Rosetta Stone, Inc. *	31,000	396,180
Science Applications International Corp.	76,184	5,839,504
SecureWorks Corp., Class A *	9,300	90,024
SendGrid, Inc. *	13,200	296,604
ServiceSource International, Inc. *	127,100	432,140
Shutterstock, Inc. *	32,460	1,436,680
SPS Commerce, Inc. *	30,200	1,588,520
Stamps.com, Inc. *	28,300	5,768,955
StarTek, Inc. *	17,100	213,750
Sykes Enterprises, Inc. *	67,493	2,093,633
Synchronoss Technologies, Inc. *	80,962	650,934
Syntel, Inc. *	56,917	1,283,478
TechTarget, Inc. *	31,700	497,056
Telenav, Inc. *	53,800	303,970
The Hackett Group, Inc.	41,600	666,016
The Meet Group, Inc. *	121,200	334,512
The Rubicon Project, Inc. *	92,361	177,333
The Trade Desk, Inc., Class A *(a)	40,800	1,977,984
Tintri, Inc. *(a)	20,000	112,400
TiVo Corp.	208,309	2,905,911
Travelport Worldwide Ltd.	214,462	2,918,828
TrueCar, Inc. *	123,959	1,461,477
TTEC Holdings, Inc.	24,800	984,560
Tucows, Inc., Class A *(a)	16,300	883,460
Twilio, Inc., Class A *	109,500	2,873,280
Unisys Corp. *	92,750	825,475
Upland Software, Inc. *	15,900	367,767
Varonis Systems, Inc. *	34,600	1,878,780
VASCO Data Security International, Inc. *	54,200	780,480
Verint Systems, Inc. *	111,060	4,636,755
Veritone, Inc. *(a)	4,500	79,875
VirnetX Holding Corp. *(a)	88,200	304,290
Virtusa Corp. *	47,900	2,137,298
Web.com Group, Inc. *	68,300	1,587,975
Workiva, Inc. *	44,800	999,040
XO Group, Inc. *	39,800	760,180
Yelp, Inc. *	140,800	6,169,856
Yext, Inc. *	39,100	471,155
Zendesk, Inc. *	175,594	6,763,881
Zix Corp. *	88,900	376,047
		336,723,713

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 4.8%
3D Systems Corp. *(a)	194,500	1,991,680
Acacia Communications, Inc. *(a)	32,400	1,195,884
ADTRAN, Inc.	84,800	1,356,800
Aerohive Networks, Inc. *	58,800	241,668
Akoustis Technologies, Inc. *(a)	21,100	122,802
Anixter International, Inc. *	50,624	4,237,229
Applied Optoelectronics, Inc. *(a)	31,700	1,026,763
Avid Technology, Inc. *	63,042	340,427
AVX Corp.	82,554	1,481,019
Badger Meter, Inc.	48,680	2,346,376
Bel Fuse, Inc., Class B	17,600	361,680
Belden, Inc.	72,308	6,129,549
Benchmark Electronics, Inc. *	87,094	2,521,371
CalAmp Corp. *	60,500	1,481,040
Calix, Inc. *	70,800	453,120
Ciena Corp. *	247,574	5,268,375
Clearfield, Inc. *	21,200	274,540
Comtech Telecommunications Corp.	41,600	899,808
Control4 Corp. *	44,600	1,209,106
Cray, Inc. *	70,800	1,716,900
CTS Corp.	57,200	1,573,000
Daktronics, Inc.	59,300	549,118
Diebold Nixdorf, Inc.	130,033	2,399,109
Digi International, Inc. *	44,700	462,645
Eastman Kodak Co. *(a)	32,400	257,580
Electro Scientific Industries, Inc. *	56,300	1,318,546
Electronics For Imaging, Inc. *	79,588	2,327,153
EMCORE Corp. *	50,590	341,482
ePlus, Inc. *	23,100	1,783,320
Extreme Networks, Inc. *	194,200	2,918,826
Fabrinet *	62,400	1,548,144
FARO Technologies, Inc. *	29,700	1,600,830
Finisar Corp. *	197,800	3,552,488
Fitbit, Inc., Class A *	344,000	1,771,600
Harmonic, Inc. *	138,800	506,620
II-VI, Inc. *	106,800	4,555,020
Immersion Corp. *(a)	46,379	481,414
Infinera Corp. *	261,704	1,693,225
Insight Enterprises, Inc. *	61,400	2,279,168
InterDigital, Inc.	61,400	4,792,270
Intevac, Inc. *	32,700	222,360
Iteris, Inc. *	41,300	279,188
Itron, Inc. *	60,869	4,455,611
KEMET Corp. *	99,800	2,031,928
Kimball Electronics, Inc. *	47,100	871,350
Knowles Corp. *	158,097	2,409,398
KVH Industries, Inc. *	30,800	340,340
Littelfuse, Inc.	42,200	9,171,748
Lumentum Holdings, Inc. *	108,800	5,037,440
Maxwell Technologies, Inc. *	59,200	342,768
Mesa Laboratories, Inc.	5,400	764,154
Methode Electronics, Inc.	62,300	2,544,955
MicroVision, Inc. *(a)	117,700	140,063
MTS Systems Corp.	29,775	1,543,834
Napco Security Systems, Inc. *	21,900	200,385
NETGEAR, Inc. *	53,700	3,742,890
NetScout Systems, Inc. *	144,900	4,129,650
Novanta, Inc. *	55,800	3,230,820
Oclaro, Inc. *	290,400	1,724,976
OSI Systems, Inc. *	31,600	2,088,128
Park Electrochemical Corp.	32,946	602,912
PC Connection, Inc.	17,700	463,740
PCM, Inc. *	17,200	152,220
Plantronics, Inc.	57,130	3,370,099
Plexus Corp. *	59,962	3,582,729
Pure Storage, Inc., Class A *	168,200	3,387,548
Quantenna Communications, Inc. *	35,600	489,856
Security	Number of Shares	Value ($)
Quantum Corp. *	47,200	292,168
Radisys Corp. *	56,700	49,329
Ribbon Communications, Inc. *	78,411	547,309
Rogers Corp. *	31,867	5,251,044
Sanmina Corp. *	123,000	3,216,450
ScanSource, Inc. *	43,505	1,487,871
Stratasys Ltd. *	90,006	1,925,228
Super Micro Computer, Inc. *	67,326	1,536,716
SYNNEX Corp.	50,900	6,246,957
Systemax, Inc.	19,600	608,580
Tech Data Corp. *	61,967	6,213,431
TTM Technologies, Inc. *	159,092	2,623,427
Ubiquiti Networks, Inc. *(a)	38,472	3,103,536
USA Technologies, Inc. *	88,400	746,980
VeriFone Systems, Inc. *	199,200	3,521,856
ViaSat, Inc. *	93,619	7,079,469
Viavi Solutions, Inc. *	398,900	3,422,562
Vishay Intertechnology, Inc.	227,928	5,003,020
Vishay Precision Group, Inc. *	16,500	452,100
		182,016,818

Telecommunication Services 0.8%
ATN International, Inc.	18,000	1,068,480
Boingo Wireless, Inc. *	67,100	1,627,175
Cincinnati Bell, Inc. *	73,029	1,259,750
Cogent Communications Holdings, Inc.	72,300	3,260,730
Consolidated Communications Holdings, Inc.	111,692	1,390,565
Frontier Communications Corp. (a)	135,219	1,107,444
General Communication, Inc., Class A *	46,100	1,932,973
Globalstar, Inc. *(a)	969,689	1,018,173
Hawaiian Telcom Holdco, Inc. *	9,713	278,666
IDT Corp., Class B *	28,700	311,969
Intelsat S.A. *	63,800	179,278
Iridium Communications, Inc. *	144,400	1,833,880
Ooma, Inc. *	28,700	294,175
ORBCOMM, Inc. *	119,100	1,368,459
pdvWireless, Inc. *	17,805	612,492
Shenandoah Telecommunications Co.	80,200	2,726,800
Spok Holdings, Inc.	36,000	561,600
Straight Path Communications, Inc., Class B *	17,315	3,159,988
Vonage Holdings Corp. *	358,500	4,011,615
Windstream Holdings, Inc.	324,482	535,395
		28,539,607

Transportation 1.7%
Air Transport Services Group, Inc. *	102,500	2,548,150
Allegiant Travel Co.	22,281	3,548,249
ArcBest Corp.	45,572	1,620,085
Atlas Air Worldwide Holdings, Inc. *	40,000	2,252,000
Avis Budget Group, Inc. *	126,900	5,705,424
Costamare, Inc. (a)	87,800	572,456
Covenant Transport Group, Inc., Class A *	21,294	624,553
Daseke, Inc. *	43,900	592,650
Eagle Bulk Shipping, Inc. *(a)	64,500	305,730
Echo Global Logistics, Inc. *	45,275	1,322,030
Forward Air Corp.	50,982	3,095,117
Genco Shipping & Trading Ltd. *	12,200	158,722
Hawaiian Holdings, Inc.	91,300	3,410,055
Heartland Express, Inc.	86,300	1,958,147
Hertz Global Holdings, Inc. *	95,400	2,187,522
Hub Group, Inc., Class A *	55,998	2,690,704
Knight-Swift Transportation Holdings, Inc.	218,128	10,860,593
Marten Transport Ltd.	67,908	1,575,466
Matson, Inc.	72,431	2,477,864
Navios Maritime Holdings, Inc. *	168,800	205,936

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Radiant Logistics, Inc. *	67,754	325,897
Roadrunner Transportation Systems, Inc. *	57,700	321,389
Safe Bulkers, Inc. *	82,600	283,318
Saia, Inc. *	44,100	3,331,755
Schneider National, Inc., Class B	75,000	2,196,000
Scorpio Bulkers, Inc.	105,875	804,650
SkyWest, Inc.	89,112	4,967,994
Universal Logistics Holdings, Inc.	15,847	368,443
Werner Enterprises, Inc.	84,949	3,457,424
YRC Worldwide, Inc. *	59,200	945,424
		64,713,747

Utilities 3.3%
ALLETE, Inc.	88,099	6,381,892
American States Water Co.	64,200	3,545,124
AquaVenture Holdings Ltd. *	20,900	317,889
Artesian Resources Corp., Class A	14,600	542,828
Atlantic Power Corp. *	214,100	449,610
Avista Corp.	113,930	5,737,515
Black Hills Corp.	93,098	5,171,594
Cadiz, Inc. *(a)	35,700	519,435
California Water Service Group	83,374	3,393,322
Chesapeake Utilities Corp.	27,500	2,021,250
Connecticut Water Service, Inc.	20,400	1,082,220
Consolidated Water Co., Ltd.	27,876	373,538
Dynegy, Inc. *	195,800	2,451,416
El Paso Electric Co.	71,403	3,727,237
Evoqua Water Technologies Corp. *	58,800	1,344,168
Genie Energy Ltd., Class B	17,611	76,960
Global Water Resources, Inc.	15,000	133,500
IDACORP, Inc.	87,543	7,553,210
MGE Energy, Inc.	61,940	3,704,012
Middlesex Water Co.	28,785	1,084,043
New Jersey Resources Corp.	150,700	5,847,160
Northwest Natural Gas Co.	50,395	2,890,153
NorthWestern Corp.	85,069	4,622,649
NRG Yield, Inc., Class A	59,933	1,128,538
NRG Yield, Inc., Class C	118,324	2,236,324
ONE Gas, Inc.	90,800	6,431,364
Ormat Technologies, Inc.	70,873	4,966,780
Otter Tail Corp.	70,453	3,001,298
Pattern Energy Group, Inc.	138,500	2,855,870
PNM Resources, Inc.	137,200	5,227,320
Portland General Electric Co.	156,008	6,606,939
Pure Cycle Corp. *	30,700	265,555
RGC Resources, Inc. (a)	12,000	292,800
SJW Group.	28,900	1,729,376
South Jersey Industries, Inc.	140,320	4,131,021
Southwest Gas Holdings, Inc.	81,196	5,974,402
Spark Energy, Inc., Class A	20,700	204,930
Spire, Inc.	82,371	5,477,671
TerraForm Power, Inc., Class A	83,300	907,970
The York Water Co.	20,600	651,990
Unitil Corp.	25,000	1,105,250
WGL Holdings, Inc.	89,533	7,540,469
		123,706,592
Total Common Stock
(Cost $2,449,733,871)		3,760,810,037
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(d)	174,886	14,516

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(d)	224,713	249,431
Omthera Pharmaceutical CVR *(d)	8,400	—
Tobira Therapeutics, Inc. *(d)	14,029	84,034
		333,465
Total Rights
(Cost $250,273)		347,981

Other Investment Company 2.4% of net assets

Securities Lending Collateral 2.4%
Wells Fargo Government Money Market Fund, Select Class 1.24% (b)	89,070,130	89,070,130
Total Other Investment Company
(Cost $89,070,130)		89,070,130
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
BNP Paribas
0.78%, 02/01/18 (c)	3,673,746	3,673,746
Total Short-Term Investment
(Cost $3,673,746)		3,673,746

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, mini, expires 03/16/18	140	11,032,000	(127,217)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $85,594,530.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,588,601,013	$—	$—	$3,588,601,013
Materials	172,209,024	—	— *	172,209,024
Rights [1]
Media	—	—	14,516	14,516
Pharmaceuticals, Biotechnology & Life Sciences	—	—	333,465 *	333,465
Other Investment Company[1]	89,070,130	—	—	89,070,130
Short-Term Investment[1]	—	3,673,746	—	3,673,746
Liabilities
Futures Contracts[2]	(127,217)	—	—	(127,217)
Total	$3,849,752,950	$3,673,746	$347,981	$3,853,774,677
*	Level 3 amount shown includes securities determined to have no value at January 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.9%
Adient plc	25,462	1,649,938
American Axle & Manufacturing Holdings, Inc. *	25,408	448,451
Aptiv plc	70,896	6,726,612
Autoliv, Inc.	23,294	3,545,580
BorgWarner, Inc.	54,269	3,053,174
Cooper Tire & Rubber Co.	13,216	516,746
Cooper-Standard Holding, Inc. *	4,170	519,540
Dana, Inc.	36,418	1,201,430
Delphi Technologies plc *	24,992	1,380,308
Dorman Products, Inc. *	8,035	606,160
Ford Motor Co.	1,036,351	11,368,770
Fox Factory Holding Corp. *	9,974	382,503
General Motors Co.	343,752	14,578,522
Gentex Corp.	74,400	1,761,792
Gentherm, Inc. *	9,895	316,640
Harley-Davidson, Inc.	45,716	2,215,397
Horizon Global Corp. *	7,128	60,232
LCI Industries	6,506	717,287
Lear Corp.	17,954	3,467,636
Modine Manufacturing Co. *	17,500	408,625
Motorcar Parts of America, Inc. *	5,552	151,125
Standard Motor Products, Inc.	5,718	273,892
Stoneridge, Inc. *	7,541	183,548
Strattec Security Corp.	1,500	57,825
Superior Industries International, Inc.	7,091	119,483
Tenneco, Inc.	13,401	777,392
Tesla, Inc. *	35,842	12,699,179
The Goodyear Tire & Rubber Co.	68,022	2,368,526
Thor Industries, Inc.	12,792	1,748,155
Tower International, Inc.	5,564	168,033
Visteon Corp. *	8,900	1,157,712
VOXX International Corp. *	9,100	54,145
Winnebago Industries, Inc.	7,400	336,330
		75,020,688

Banks 7.0%
1st Source Corp.	5,295	276,876
Access National Corp.	5,827	169,274
Allegiance Bancshares, Inc. *	4,113	166,165
Ameris Bancorp	9,954	533,037
Arrow Financial Corp.	6,062	198,834
Associated Banc-Corp.	48,290	1,195,177
Atlantic Capital Bancshares, Inc. *	7,985	142,532
Banc of California, Inc.	10,980	216,306
BancFirst Corp.	5,588	311,531
BancorpSouth Bank	21,745	729,545
Bank Mutual Corp.	18,268	189,987
Bank of America Corp.	2,605,963	83,390,816
Bank of Hawaii Corp.	12,763	1,067,880
Bank of Marin Bancorp	1,871	128,538
Bank of the Ozarks, Inc.	31,280	1,562,436
Security	Number of Shares	Value ($)
BankUnited, Inc.	29,596	1,214,620
Banner Corp.	8,837	480,203
Bar Harbor Bankshares	5,502	154,221
BB&T Corp.	210,914	11,640,344
Beneficial Bancorp, Inc.	22,670	368,387
Berkshire Hills Bancorp, Inc.	12,795	485,570
Blue Hills Bancorp, Inc.	10,353	199,813
BofI Holding, Inc. *	14,717	529,370
BOK Financial Corp.	8,540	825,733
Boston Private Financial Holdings, Inc.	33,312	513,005
Bridge Bancorp, Inc.	8,000	274,400
Brookline Bancorp, Inc.	20,950	335,200
Bryn Mawr Bank Corp.	5,633	252,922
Cadence BanCorp *	5,695	159,346
Camden National Corp.	5,941	252,255
Capital City Bank Group, Inc.	5,225	128,169
Capitol Federal Financial, Inc.	46,563	609,044
Carolina Financial Corp.	5,000	206,200
Cathay General Bancorp	22,615	989,180
CenterState Bank Corp.	21,890	568,921
Central Pacific Financial Corp.	8,989	265,805
Century Bancorp, Inc., Class A	1,223	98,023
Chemical Financial Corp.	20,770	1,213,176
CIT Group, Inc.	33,571	1,701,714
Citigroup, Inc.	707,242	55,504,352
Citizens Financial Group, Inc.	129,146	5,927,801
City Holding Co.	4,800	330,240
Clifton Bancorp, Inc.	7,325	119,617
CNB Financial Corp.	5,361	144,372
CoBiz Financial, Inc.	11,583	232,355
Columbia Banking System, Inc.	19,011	818,994
Comerica, Inc.	48,359	4,604,744
Commerce Bancshares, Inc.	27,485	1,608,147
Community Bank System, Inc.	13,266	707,078
Community Trust Bancorp, Inc.	5,669	268,144
ConnectOne Bancorp, Inc.	8,775	255,791
Cullen/Frost Bankers, Inc.	14,666	1,560,609
Customers Bancorp, Inc. *	7,892	241,890
CVB Financial Corp.	28,452	665,777
Dime Community Bancshares, Inc.	8,841	167,979
Eagle Bancorp, Inc. *	8,383	528,129
East West Bancorp, Inc.	40,947	2,698,817
Enterprise Financial Services Corp.	6,416	312,138
Equity Bancshares, Inc., Class A *	3,272	117,825
Essent Group Ltd. *	21,436	997,203
F.N.B. Corp.	82,403	1,182,483
Farmers & Merchants Bancorp, Inc.	2,641	107,436
FB Financial Corp. *	3,267	138,129
FCB Financial Holdings, Inc., Class A *	11,355	622,254
Federal Agricultural Mortgage Corp., Class C	2,738	219,725
Fidelity Southern Corp.	6,757	161,898
Fifth Third Bancorp	185,126	6,127,671
Financial Institutions, Inc.	4,649	144,816
First BanCorp *	48,477	290,862
First Bancorp (North Carolina)	8,490	309,036
First Busey Corp.	12,694	393,260

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Citizens BancShares, Inc., Class A	2,673	1,137,121
First Commonwealth Financial Corp.	36,704	531,107
First Community Bancshares, Inc.	5,897	163,229
First Connecticut Bancorp, Inc.	5,039	126,731
First Defiance Financial Corp.	3,522	195,682
First Financial Bancorp	16,859	480,481
First Financial Bankshares, Inc.	20,900	970,805
First Financial Corp.	4,891	226,453
First Foundation, Inc. *	9,385	182,538
First Hawaiian, Inc.	15,846	457,949
First Horizon National Corp.	79,718	1,583,199
First Internet Bancorp	2,567	96,134
First Interstate BancSystem, Inc., Class A	6,126	256,373
First Merchants Corp.	13,862	598,284
First Mid-Illinois Bancshares, Inc.	3,252	125,202
First Midwest Bancorp, Inc.	27,000	671,220
First Republic Bank	40,149	3,595,343
First United Corp. *	2,475	42,941
Flagstar Bancorp, Inc. *	5,683	211,692
Flushing Financial Corp.	8,520	239,923
Franklin Financial Network, Inc. *	3,791	122,260
Fulton Financial Corp.	53,140	967,148
German American Bancorp, Inc.	6,804	236,031
Glacier Bancorp, Inc.	24,092	944,888
Great Southern Bancorp, Inc.	4,339	220,204
Great Western Bancorp, Inc.	19,498	821,841
Green Bancorp, Inc. *	6,385	152,282
Guaranty Bancorp	7,390	209,507
Hancock Holding Co.	22,064	1,184,837
Hanmi Financial Corp.	9,537	300,415
HarborOne Bancorp, Inc. *	11,107	205,035
Heartland Financial USA, Inc.	7,655	406,863
Heritage Commerce Corp.	12,000	192,120
Heritage Financial Corp.	11,797	363,348
Hilltop Holdings, Inc.	24,411	639,324
Hingham Institution for Savings	534	115,728
Home BancShares, Inc.	40,775	979,008
HomeStreet, Inc. *	7,462	219,756
HomeTrust Bancshares, Inc. *	6,004	152,201
Hope Bancorp, Inc.	40,990	780,450
Horizon Bancorp	8,018	244,148
Huntington Bancshares, Inc.	281,103	4,548,247
IBERIABANK Corp.	15,558	1,314,651
Impac Mortgage Holdings, Inc. *(b)	15,600	143,520
Independent Bank Corp., Massachusetts	7,671	547,326
Independent Bank Corp., Michigan	7,335	169,072
Independent Bank Group, Inc.	5,000	358,750
International Bancshares Corp.	18,545	769,617
Investors Bancorp, Inc.	63,223	865,523
JPMorgan Chase & Co.	929,414	107,505,317
Kearny Financial Corp.	21,984	303,379
KeyCorp	294,446	6,301,144
Lakeland Bancorp, Inc.	15,000	301,500
Lakeland Financial Corp.	9,805	471,326
LegacyTexas Financial Group, Inc.	14,715	648,049
LendingTree, Inc. *	1,979	727,975
Live Oak Bancshares, Inc.	7,662	206,108
M&T Bank Corp.	39,503	7,536,382
MainSource Financial Group, Inc.	7,518	295,833
MB Financial, Inc.	24,057	1,029,158
Mercantile Bank Corp.	5,500	191,895
Meridian Bancorp, Inc.	15,771	322,517
Meta Financial Group, Inc.	2,434	284,778
MGIC Investment Corp. *	95,976	1,422,364
MidWestOne Financial Group, Inc.	3,261	107,874
MutualFirst Financial, Inc.	2,000	75,100
National Bank Holdings Corp., Class A	7,997	265,820
National Bankshares, Inc.	2,688	117,197
National Commerce Corp. *	4,184	189,744
Security	Number of Shares	Value ($)
Nationstar Mortgage Holdings, Inc. *	7,640	135,534
NBT Bancorp, Inc.	16,744	618,021
New York Community Bancorp, Inc.	136,485	1,932,628
Nicolet Bankshares, Inc. *	2,665	144,683
NMI Holdings, Inc., Class A *	15,032	275,837
Northfield Bancorp, Inc.	15,765	264,537
Northrim BanCorp, Inc.	2,596	86,836
Northwest Bancshares, Inc.	27,578	464,689
OceanFirst Financial Corp.	7,150	189,118
Ocwen Financial Corp. *	18,620	62,749
OFG Bancorp	12,812	146,057
Old National Bancorp	41,717	721,704
Old Second Bancorp, Inc.	10,602	155,849
Opus Bank	4,805	130,216
Oritani Financial Corp.	10,694	178,590
Pacific Premier Bancorp, Inc. *	9,804	399,513
PacWest Bancorp	36,062	1,890,731
Park National Corp.	4,258	447,175
PCSB Financial Corp. *	6,385	128,849
Peapack-Gladstone Financial Corp.	5,216	185,272
PennyMac Financial Services, Inc., Class A *	5,375	119,325
People’s United Financial, Inc.	82,368	1,620,179
People’s Utah Bancorp	5,381	170,040
Peoples Bancorp, Inc.	6,847	243,822
PHH Corp. *	9,904	88,839
Pinnacle Financial Partners, Inc.	18,798	1,189,913
Popular, Inc.	30,828	1,252,850
Preferred Bank	5,001	322,164
Premier Financial Bancorp, Inc.	4,748	90,307
Prosperity Bancshares, Inc.	20,413	1,547,305
Provident Financial Holdings, Inc.	4,350	79,605
Provident Financial Services, Inc.	16,906	444,797
QCR Holdings, Inc.	4,040	177,154
Radian Group, Inc.	67,117	1,481,272
Regions Financial Corp.	318,573	6,126,159
Renasant Corp.	11,757	506,374
Republic Bancorp, Inc., Class A	4,020	154,931
Republic First Bancorp, Inc. *	17,184	152,078
S&T Bancorp, Inc.	10,385	419,139
Sandy Spring Bancorp, Inc.	10,545	398,812
Seacoast Banking Corp. of Florida *	12,039	310,486
ServisFirst Bancshares, Inc.	12,711	539,201
Shore Bancshares, Inc.	4,629	84,340
Signature Bank *	13,800	2,125,200
Simmons First National Corp., Class A	10,274	604,625
South State Corp.	10,742	951,741
Southern National Bancorp of Virginia, Inc.	6,730	110,305
Southside Bancshares, Inc.	8,207	281,746
State Bank Financial Corp.	15,431	470,800
Sterling Bancorp	57,028	1,411,443
Stock Yards Bancorp, Inc.	7,278	261,644
Sun Bancorp, Inc.	3,863	94,644
SunTrust Banks, Inc.	125,479	8,871,365
SVB Financial Group *	13,518	3,332,863
Synovus Financial Corp.	36,024	1,815,249
TCF Financial Corp.	43,042	923,251
Texas Capital Bancshares, Inc. *	12,721	1,205,951
TFS Financial Corp.	21,200	309,944
The Bancorp, Inc. *	15,734	166,308
The First Bancshares, Inc.	3,371	108,378
The First of Long Island Corp.	9,000	252,900
The PNC Financial Services Group, Inc.	127,426	20,135,857
Timberland Bancorp, Inc.	3,305	92,210
Tompkins Financial Corp.	4,024	331,457
Towne Bank	16,770	512,323
TriCo Bancshares	6,669	246,620
TriState Capital Holdings, Inc. *	7,935	190,837
Triumph Bancorp, Inc. *	4,448	171,248

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TrustCo Bank Corp.	30,052	258,447
Trustmark Corp.	18,889	600,481
U.S. Bancorp	422,426	24,137,422
UMB Financial Corp.	12,974	988,359
Umpqua Holdings Corp.	60,372	1,307,054
Union Bankshares Corp.	15,474	584,143
United Bankshares, Inc.	27,191	1,000,629
United Community Banks, Inc.	19,139	606,324
United Community Financial Corp.	18,657	181,906
United Financial Bancorp, Inc.	14,699	246,355
Univest Corp. of Pennsylvania	7,876	220,528
Valley National Bancorp	66,194	832,059
Veritex Holdings, Inc. *	4,831	137,732
Walker & Dunlop, Inc. *	7,450	346,052
Washington Federal, Inc.	23,242	834,388
Washington Trust Bancorp, Inc.	4,849	260,876
Waterstone Financial, Inc.	9,659	165,169
Webster Financial Corp.	25,535	1,445,792
Wells Fargo & Co.	1,190,357	78,301,683
WesBanco, Inc.	12,470	511,395
West Bancorp, Inc.	6,740	172,544
Westamerica Bancorp	9,800	581,826
Western Alliance Bancorp *	24,586	1,442,215
Western New England Bancorp, Inc.	10,349	112,287
Wintrust Financial Corp.	15,847	1,361,257
WSFS Financial Corp.	11,624	593,986
Zions Bancorp	54,771	2,959,277
		550,870,869

Capital Goods 7.8%
3M Co.	159,951	40,067,725
A.O. Smith Corp.	40,166	2,682,285
AAON, Inc.	13,579	494,276
AAR Corp.	11,200	453,264
Actuant Corp., Class A	16,414	406,246
Acuity Brands, Inc.	11,498	1,775,751
Advanced Drainage Systems, Inc.	11,226	277,282
AECOM *	40,811	1,596,118
Aegion Corp. *	9,082	227,777
Aerojet Rocketdyne Holdings, Inc. *	20,117	553,217
Aerovironment, Inc. *	5,775	296,604
AGCO Corp.	16,850	1,223,647
Air Lease Corp.	25,200	1,225,224
Aircastle Ltd.	14,100	333,042
Alamo Group, Inc.	2,500	287,575
Albany International Corp., Class A	7,900	501,255
Allegion plc	25,695	2,212,596
Allison Transmission Holdings, Inc.	34,633	1,532,164
Altra Industrial Motion Corp.	10,292	539,301
American Railcar Industries, Inc.	2,302	90,284
American Woodmark Corp. *	4,000	543,400
AMETEK, Inc.	60,422	4,610,199
Apogee Enterprises, Inc.	7,648	348,060
Applied Industrial Technologies, Inc.	10,232	754,610
Arconic, Inc.	114,880	3,453,293
Argan, Inc.	4,073	177,583
Armstrong Flooring, Inc. *	4,247	65,786
Armstrong World Industries, Inc. *	13,644	855,479
Astec Industries, Inc.	5,700	355,680
Astronics Corp. *	5,808	259,037
Atkore International Group, Inc. *	6,272	146,639
Axon Enterprise, Inc. *	14,182	375,256
AZZ, Inc.	7,167	326,098
Babcock & Wilcox Enterprises, Inc. *	16,231	105,501
Barnes Group, Inc.	12,969	853,230
Beacon Roofing Supply, Inc. *	19,373	1,172,066
BMC Stock Holdings, Inc. *	15,895	356,048
Briggs & Stratton Corp.	11,400	275,652
Security	Number of Shares	Value ($)
Builders FirstSource, Inc. *	29,028	621,780
BWX Technologies, Inc.	29,849	1,893,621
CAI International, Inc. *	4,600	129,996
Carlisle Cos., Inc.	17,318	1,977,889
Caterpillar, Inc.	159,962	26,038,614
Chart Industries, Inc. *	8,075	400,278
Chicago Bridge & Iron Co., N.V.	26,662	556,436
CIRCOR International, Inc.	4,587	243,203
Colfax Corp. *	26,100	1,044,522
Columbus McKinnon Corp.	5,837	239,025
Comfort Systems USA, Inc.	10,158	432,731
Continental Building Products, Inc. *	10,633	302,509
Crane Co.	14,200	1,419,148
CSW Industrials, Inc. *	4,866	233,081
Cubic Corp.	6,782	393,695
Cummins, Inc.	41,529	7,807,452
Curtiss-Wright Corp.	11,525	1,505,856
Deere & Co.	85,368	14,206,943
DMC Global, Inc.	4,394	100,623
Donaldson Co., Inc.	37,795	1,914,695
Douglas Dynamics, Inc.	6,511	268,253
Dover Corp.	41,162	4,371,816
Ducommun, Inc. *	3,200	93,376
DXP Enterprises, Inc. *	4,731	161,847
Dycom Industries, Inc. *	8,065	941,266
Eaton Corp. plc	118,367	9,939,277
EMCOR Group, Inc.	15,256	1,240,008
Emerson Electric Co.	172,446	12,455,775
Encore Wire Corp.	5,753	291,102
Energous Corp. *(b)	5,300	98,474
Energy Recovery, Inc. *	9,780	75,599
EnerSys	10,847	762,653
Engility Holdings, Inc. *	5,477	143,278
EnPro Industries, Inc.	5,490	483,065
ESCO Technologies, Inc.	7,044	430,741
Esterline Technologies Corp. *	7,106	522,646
Fastenal Co.	76,632	4,211,695
Federal Signal Corp.	16,332	332,193
Flowserve Corp.	37,689	1,708,065
Fluor Corp.	38,019	2,307,753
Fortive Corp.	81,932	6,228,471
Fortune Brands Home & Security, Inc.	41,735	2,960,264
Franklin Electric Co., Inc.	10,539	477,417
Gardner Denver Holdings, Inc. *	18,669	645,574
GATX Corp.	9,909	704,926
Generac Holdings, Inc. *	16,259	795,553
General Cable Corp.	13,279	394,386
General Dynamics Corp.	74,283	16,526,482
General Electric Co.	2,335,676	37,767,881
Gibraltar Industries, Inc. *	8,514	315,869
Global Brass & Copper Holdings, Inc.	6,304	202,674
GMS, Inc. *	10,209	349,965
Graco, Inc.	46,821	2,191,223
Granite Construction, Inc.	12,389	826,222
Great Lakes Dredge & Dock Corp. *	19,016	89,375
Griffon Corp.	9,621	192,901
H&E Equipment Services, Inc.	8,366	329,453
Hardinge, Inc.	4,800	90,528
Harris Corp.	31,543	5,027,323
Harsco Corp. *	21,514	385,101
HD Supply Holdings, Inc. *	51,162	1,989,690
HEICO Corp.	11,121	893,239
HEICO Corp., Class A	14,062	925,983
Herc Holdings, Inc. *	7,474	491,191
Hexcel Corp.	27,250	1,862,537
Hillenbrand, Inc.	16,496	730,773
Honeywell International, Inc.	204,125	32,592,639
Hubbell, Inc.	14,867	2,021,169
Huntington Ingalls Industries, Inc.	12,313	2,924,830

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hyster-Yale Materials Handling, Inc.	3,600	304,884
IDEX Corp.	20,398	2,926,705
IES Holdings, Inc. *	5,105	89,337
Illinois Tool Works, Inc.	82,608	14,346,531
Ingersoll-Rand plc	66,789	6,320,243
Insteel Industries, Inc.	5,095	159,626
ITT, Inc.	22,427	1,255,912
Jacobs Engineering Group, Inc.	31,313	2,175,001
JELD-WEN Holding, Inc. *	17,703	695,374
John Bean Technologies Corp.	9,183	1,044,566
Johnson Controls International plc	249,724	9,771,700
Kadant, Inc.	3,001	300,850
Kaman Corp.	7,244	454,199
KBR, Inc.	36,682	746,112
Kennametal, Inc.	21,001	1,024,429
KLX, Inc. *	13,580	959,563
Kratos Defense & Security Solutions, Inc. *	23,630	269,618
L.B. Foster Co., Class A *	3,286	89,215
L3 Technologies, Inc.	20,884	4,437,015
Lawson Products, Inc. *	5,500	130,625
Layne Christensen Co. *	7,551	101,863
Lennox International, Inc.	10,201	2,222,900
Lincoln Electric Holdings, Inc.	17,926	1,749,040
Lindsay Corp.	3,100	276,551
Lockheed Martin Corp.	66,810	23,707,528
Lydall, Inc. *	5,500	262,900
Masco Corp.	85,132	3,801,995
Masonite International Corp. *	7,464	520,614
MasTec, Inc. *	20,254	1,081,564
Mercury Systems, Inc. *	13,099	629,014
Meritor, Inc. *	22,600	616,528
Milacron Holdings Corp. *	14,339	272,011
Moog, Inc., Class A *	10,366	933,562
MRC Global, Inc. *	25,370	456,153
MSC Industrial Direct Co., Inc., Class A	12,000	1,126,560
Mueller Industries, Inc.	15,843	524,245
Mueller Water Products, Inc., Class A	42,241	491,263
MYR Group, Inc. *	4,813	163,064
National Presto Industries, Inc.	1,664	169,146
Navistar International Corp. *	17,182	787,451
NCI Building Systems, Inc. *	10,661	196,695
Nexeo Solutions, Inc. *	17,416	164,233
NN, Inc.	7,751	223,229
Nordson Corp.	14,068	2,021,853
Northrop Grumman Corp.	46,625	15,877,211
NOW, Inc. *	28,972	341,580
NV5 Global, Inc. *	2,552	124,410
Ocean Power Technologies, Inc. *(b)	10,588	12,600
Omega Flex, Inc.	1,832	112,045
Orbital ATK, Inc.	15,468	2,040,229
Oshkosh Corp.	20,558	1,865,022
Owens Corning	29,819	2,772,272
PACCAR, Inc.	94,720	7,062,323
Park-Ohio Holdings Corp.	3,600	149,940
Parker-Hannifin Corp.	35,451	7,140,540
Patrick Industries, Inc. *	7,425	475,571
Pentair plc	44,120	3,154,580
PGT Innovations, Inc. *	14,061	224,273
Plug Power, Inc. *(b)	54,966	106,084
Ply Gem Holdings, Inc. *	7,059	151,416
Powell Industries, Inc.	4,062	132,381
Preformed Line Products Co.	1,000	73,860
Primoris Services Corp.	11,002	286,052
Proto Labs, Inc. *	6,517	712,634
Quanex Building Products Corp.	10,061	208,263
Quanta Services, Inc. *	43,012	1,655,532
Raven Industries, Inc.	9,682	373,241
Raytheon Co.	77,476	16,187,835
RBC Bearings, Inc. *	7,384	930,384
Security	Number of Shares	Value ($)
Regal Beloit Corp.	11,586	902,549
REV Group, Inc.	7,500	219,450
Rexnord Corp. *	26,710	750,818
Rockwell Automation, Inc.	34,164	6,740,216
Rockwell Collins, Inc.	43,593	6,037,195
Roper Technologies, Inc.	27,423	7,694,620
Rush Enterprises, Inc., Class A *	9,547	516,015
Sensata Technologies Holding N.V. *	46,437	2,612,081
Simpson Manufacturing Co., Inc.	10,940	642,616
SiteOne Landscape Supply, Inc. *	10,349	788,180
Snap-on, Inc.	15,680	2,686,141
Spartan Motors, Inc.	9,445	126,563
Spirit AeroSystems Holdings, Inc., Class A	31,058	3,179,097
SPX Corp. *	11,597	362,406
SPX FLOW, Inc. *	11,661	540,721
Standex International Corp.	3,623	380,234
Stanley Black & Decker, Inc.	41,804	6,949,079
Sterling Construction Co., Inc. *	7,334	102,309
Sun Hydraulics Corp.	7,476	464,110
Sunrun, Inc. *	19,194	121,498
Teledyne Technologies, Inc. *	10,530	2,010,388
Tennant Co.	4,815	324,531
Terex Corp.	20,670	971,903
Textron, Inc.	70,600	4,142,102
The Boeing Co.	150,234	53,238,423
The Gorman-Rupp Co.	5,141	145,336
The Greenbrier Cos., Inc. (b)	7,476	374,921
The KeyW Holding Corp. *	15,259	102,235
The Manitowoc Co., Inc. *	9,350	374,748
The Middleby Corp. *	15,254	2,078,510
The Timken Co.	17,793	935,022
The Toro Co.	29,469	1,934,640
Thermon Group Holdings, Inc. *	9,500	220,210
Titan International, Inc.	13,787	183,505
Titan Machinery, Inc. *	3,600	77,364
TransDigm Group, Inc.	12,982	4,114,126
Trex Co., Inc. *	8,703	971,168
TriMas Corp. *	12,777	339,868
Trinity Industries, Inc.	41,885	1,443,776
Triton International Ltd. *	12,081	466,327
Triumph Group, Inc.	13,175	384,051
Tutor Perini Corp. *	10,360	256,410
Twin Disc, Inc. *	17,900	527,692
United Rentals, Inc. *	22,443	4,064,652
United Technologies Corp.	199,771	27,570,396
Univar, Inc. *	34,000	1,015,240
Universal Forest Products, Inc.	16,132	602,208
USG Corp. *	23,260	899,232
Valmont Industries, Inc.	6,100	997,960
Vectrus, Inc. *	3,418	103,907
Veritiv Corp. *	3,278	94,079
Vicor Corp. *	5,690	104,127
W.W. Grainger, Inc.	13,888	3,745,038
Wabash National Corp.	15,589	402,664
WABCO Holdings, Inc. *	13,779	2,127,340
Wabtec Corp.	23,595	1,912,139
Watsco, Inc.	7,750	1,393,372
Watts Water Technologies, Inc., Class A	7,800	622,050
Welbilt, Inc. *	36,854	821,844
Wesco Aircraft Holdings, Inc. *	13,500	96,525
WESCO International, Inc. *	12,200	831,430
Woodward, Inc.	14,800	1,147,296
Xylem, Inc.	48,158	3,479,897
		616,680,163

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.9%
ABM Industries, Inc.	14,717	559,688
Acacia Research Corp. *	15,357	56,053
ACCO Brands Corp. *	28,617	339,111
Advanced Disposal Services, Inc. *	11,718	285,568
ARC Document Solutions, Inc. *	17,626	42,655
Barrett Business Services, Inc.	2,034	141,749
Brady Corp., Class A	12,865	492,086
Casella Waste Systems, Inc., Class A *	10,622	271,711
CBIZ, Inc. *	13,406	221,199
Cintas Corp.	23,165	3,902,144
Clean Harbors, Inc. *	13,630	754,284
CompX International, Inc.	2,000	27,500
Copart, Inc. *	51,781	2,281,989
Covanta Holding Corp.	35,068	573,362
CRA International, Inc.	2,572	119,418
Deluxe Corp.	14,100	1,047,207
Ennis, Inc.	6,500	129,350
Equifax, Inc.	32,016	3,999,759
Essendant, Inc.	11,610	105,070
Exponent, Inc.	7,099	526,391
Forrester Research, Inc.	3,376	147,362
Franklin Covey Co. *	3,246	93,485
FTI Consulting, Inc. *	9,772	424,789
GP Strategies Corp. *	5,086	126,896
Healthcare Services Group, Inc.	19,065	1,052,007
Heidrick & Struggles International, Inc.	5,000	132,000
Heritage-Crystal Clean, Inc. *	3,533	76,843
Herman Miller, Inc.	16,057	650,308
HNI Corp.	12,700	493,903
Huron Consulting Group, Inc. *	6,161	247,364
ICF International, Inc. *	5,209	276,598
IHS Markit Ltd. *	95,460	4,556,306
InnerWorkings, Inc. *	14,385	143,994
Insperity, Inc.	9,662	591,797
Interface, Inc.	16,430	409,928
KAR Auction Services, Inc.	34,829	1,899,574
Kelly Services, Inc., Class A	8,553	242,135
Kforce, Inc.	7,105	184,375
Kimball International, Inc., Class B	11,882	220,649
Knoll, Inc.	13,937	319,715
Korn/Ferry International	14,678	654,052
LSC Communications, Inc.	9,950	136,116
ManpowerGroup, Inc.	17,025	2,236,915
Mastech Digital, Inc. *	675	6,676
Matthews International Corp., Class A	8,683	486,248
McGrath RentCorp	6,705	320,499
Mistras Group, Inc. *	4,000	85,240
Mobile Mini, Inc.	11,964	452,837
MSA Safety, Inc.	10,100	790,931
Multi-Color Corp.	3,869	299,847
Navigant Consulting, Inc. *	14,000	287,280
Nielsen Holdings plc	89,304	3,340,863
NL Industries, Inc. *	2,728	35,464
On Assignment, Inc. *	12,700	972,439
Pitney Bowes, Inc.	48,086	678,493
Quad Graphics, Inc.	9,800	216,776
Republic Services, Inc.	62,682	4,312,522
Resources Connection, Inc.	11,300	184,755
Robert Half International, Inc.	32,082	1,856,906
Rollins, Inc.	25,041	1,235,523
RPX Corp.	14,030	196,981
RR Donnelley & Sons Co.	19,875	162,379
SP Plus Corp. *	8,505	327,868
Steelcase, Inc., Class A	23,740	369,157
Stericycle, Inc. *	24,369	1,836,448
Team, Inc. *	8,225	139,825
Tetra Tech, Inc.	17,094	849,572
Security	Number of Shares	Value ($)
The Brink’s Co.	14,439	1,204,213
The Dun & Bradstreet Corp.	9,590	1,186,571
TransUnion *	40,525	2,405,564
TriNet Group, Inc. *	11,600	508,892
TrueBlue, Inc. *	11,509	314,771
UniFirst Corp.	4,178	690,623
US Ecology, Inc.	6,087	318,046
Verisk Analytics, Inc. *	43,315	4,333,666
Viad Corp.	5,623	319,386
Virco Manufacturing Corp.	1,170	5,499
VSE Corp.	2,601	128,880
WageWorks, Inc. *	10,466	633,716
Waste Management, Inc.	105,436	9,323,705
Willdan Group, Inc. *	2,299	52,095
		72,064,561

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	11,316	242,728
American Outdoor Brands Corp. *	15,020	179,189
AV Homes, Inc. *	3,602	60,874
Bassett Furniture Industries, Inc.	3,278	111,288
Beazer Homes USA, Inc. *	10,835	200,881
Brunswick Corp.	22,480	1,411,294
CalAtlantic Group, Inc.	21,549	1,209,545
Callaway Golf Co.	24,256	358,261
Carter’s, Inc.	11,972	1,440,232
Cavco Industries, Inc. *	2,326	356,227
Century Communities, Inc. *	5,000	158,000
Columbia Sportswear Co.	7,973	595,344
Crocs, Inc. *	19,188	259,230
CSS Industries, Inc.	2,830	74,033
Culp, Inc.	3,615	114,957
D.R. Horton, Inc.	89,690	4,399,294
Deckers Outdoor Corp. *	8,327	713,707
Ethan Allen Interiors, Inc.	7,014	174,298
Flexsteel Industries, Inc.	1,900	81,852
Fossil Group, Inc. *(b)	7,662	60,990
G-III Apparel Group Ltd. *	11,300	422,055
Garmin Ltd.	30,481	1,918,474
GoPro, Inc., Class A *(b)	29,104	159,199
Hamilton Beach Brands Holding Co., Class A	1,750	44,992
Hanesbrands, Inc.	101,219	2,198,477
Hasbro, Inc.	30,245	2,860,270
Helen of Troy Ltd. *	7,206	671,239
Hooker Furniture Corp.	3,341	124,118
Hovnanian Enterprises, Inc., Class A *	50,500	102,515
Iconix Brand Group, Inc. *(b)	9,600	12,000
Installed Building Products, Inc. *	5,600	402,920
iRobot Corp. *	7,300	647,875
JAKKS Pacific, Inc. *	7,500	19,125
Johnson Outdoors, Inc., Class A	1,700	102,459
KB Home	21,260	670,115
La-Z-Boy, Inc.	13,049	393,427
Leggett & Platt, Inc.	38,800	1,804,588
Lennar Corp.	6,353	321,716
Lennar Corp., Class A	53,452	3,349,302
LGI Homes, Inc. *	4,573	309,501
Libbey, Inc.	7,232	51,130
lululemon Athletica, Inc. *	26,345	2,060,442
M.D.C. Holdings, Inc.	11,441	385,676
M/I Homes, Inc. *	7,028	227,286
Malibu Boats, Inc., Class A *	5,340	177,608
Marine Products Corp.	3,933	57,422
Mattel, Inc.	96,235	1,524,362
MCBC Holdings, Inc. *	4,993	120,681
Meritage Homes Corp. *	9,869	468,284
Michael Kors Holdings Ltd. *	40,400	2,666,400

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mohawk Industries, Inc. *	16,653	4,680,492
Movado Group, Inc.	5,800	177,480
Nautilus, Inc. *	9,825	126,251
Newell Brands, Inc.	129,748	3,430,537
NIKE, Inc., Class B	354,196	24,163,251
Nova Lifestyle, Inc. *(b)	7,374	16,739
NVR, Inc. *	956	3,038,330
Oxford Industries, Inc.	4,425	348,690
Perry Ellis International, Inc. *	5,500	131,890
PICO Holdings, Inc. *	7,559	99,023
Polaris Industries, Inc.	15,001	1,695,263
PulteGroup, Inc.	73,176	2,329,192
PVH Corp.	21,607	3,350,814
Ralph Lauren Corp.	15,869	1,813,985
Roku, Inc. *(b)	4,751	192,986
Sequential Brands Group, Inc. *	18,160	29,419
Skechers U.S.A., Inc., Class A *	34,689	1,428,840
Steven Madden Ltd. *	14,112	651,974
Sturm, Ruger & Co., Inc. (b)	4,705	249,130
Superior Uniform Group, Inc.	3,200	75,392
Tapestry, Inc.	76,415	3,594,562
Taylor Morrison Home Corp., Class A *	27,763	706,013
Tempur Sealy International, Inc. *	11,841	706,197
Toll Brothers, Inc.	37,341	1,739,344
TopBuild Corp. *	9,381	718,022
TRI Pointe Group, Inc. *	38,176	622,651
Tupperware Brands Corp.	12,963	748,743
Under Armour, Inc., Class A *(b)	55,082	763,437
Under Armour, Inc., Class C *(b)	44,269	568,857
Unifi, Inc. *	5,045	179,652
Universal Electronics, Inc. *	4,081	188,134
Vera Bradley, Inc. *	5,909	54,895
VF Corp.	88,750	7,201,175
Vista Outdoor, Inc. *	17,574	266,246
Vuzix Corp. *(b)	7,800	70,980
Whirlpool Corp.	19,221	3,487,074
William Lyon Homes, Class A *	6,362	172,728
Wolverine World Wide, Inc.	25,060	822,720
ZAGG, Inc. *	8,000	133,600
		107,250,590

Consumer Services 2.2%
Adtalem Global Education, Inc. *	15,849	729,054
American Public Education, Inc. *	5,600	142,240
Aramark	62,952	2,883,831
Ascent Capital Group, Inc., Class A *	3,116	29,384
BBX Capital Corp.	20,416	185,990
Belmond Ltd., Class A *	33,013	425,868
Biglari Holdings, Inc. *	376	155,171
BJ’s Restaurants, Inc.	5,241	197,848
Bloomin’ Brands, Inc.	24,222	533,611
Boyd Gaming Corp.	24,400	963,068
Bridgepoint Education, Inc. *	13,700	105,901
Bright Horizons Family Solutions, Inc. *	13,712	1,346,518
Brinker International, Inc.	12,650	459,701
Buffalo Wild Wings, Inc. *	4,028	632,396
Caesars Entertainment Corp. *	37,602	524,548
Capella Education Co.	3,000	238,650
Career Education Corp. *	18,555	230,082
Carnival Corp.	109,027	7,807,423
Carriage Services, Inc.	4,171	111,074
Carrols Restaurant Group, Inc. *	10,038	124,973
Chegg, Inc. *	21,913	379,533
Chipotle Mexican Grill, Inc. *	6,434	2,089,506
Choice Hotels International, Inc.	9,798	804,906
Churchill Downs, Inc.	3,871	1,002,589
Chuy’s Holdings, Inc. *	6,760	179,140
Cracker Barrel Old Country Store, Inc. (b)	6,850	1,208,888
Security	Number of Shares	Value ($)
Darden Restaurants, Inc.	31,845	3,052,343
Dave & Buster’s Entertainment, Inc. *	10,803	507,741
Del Frisco’s Restaurant Group, Inc. *	6,885	120,488
Del Taco Restaurants, Inc. *	8,895	112,700
Denny’s Corp. *	21,100	316,289
DineEquity, Inc.	5,087	281,718
Domino’s Pizza, Inc.	11,897	2,579,864
Dover Motorsports, Inc.	1,400	2,800
Drive Shack, Inc. *	17,215	89,174
Dunkin’ Brands Group, Inc.	25,347	1,638,684
Eldorado Resorts, Inc. *	16,256	561,645
Extended Stay America, Inc.	50,042	1,012,350
Fiesta Restaurant Group, Inc. *	7,980	153,216
Golden Entertainment, Inc. *	3,400	106,488
Graham Holdings Co., Class B	1,203	715,123
Grand Canyon Education, Inc. *	12,545	1,166,560
H&R Block, Inc.	54,700	1,451,738
Hilton Grand Vacations, Inc. *	17,058	767,098
Hilton Worldwide Holdings, Inc.	56,082	4,803,423
Houghton Mifflin Harcourt Co. *	27,761	233,192
Hyatt Hotels Corp., Class A *	11,875	965,438
ILG, Inc.	31,176	979,238
International Speedway Corp., Class A	9,345	433,608
J Alexander’s Holdings, Inc. *	6,429	62,040
Jack in the Box, Inc.	8,809	801,531
K12, Inc. *	12,100	209,935
La Quinta Holdings, Inc. *	28,898	575,937
Las Vegas Sands Corp.	99,027	7,676,573
Laureate Education, Inc., Class A *	9,637	138,773
Luby’s, Inc. *	6,900	21,114
Marriott International, Inc., Class A	81,839	12,058,158
Marriott Vacations Worldwide Corp.	6,115	931,498
McDonald’s Corp.	213,685	36,570,051
MGM Resorts International	138,609	5,052,298
Monarch Casino & Resort, Inc. *	3,610	164,472
Norwegian Cruise Line Holdings Ltd. *	47,908	2,909,932
Papa John’s International, Inc.	8,900	577,521
Penn National Gaming, Inc. *	25,469	812,716
Pinnacle Entertainment, Inc. *	14,608	471,692
Planet Fitness, Inc., Class A *	22,598	762,908
Playa Hotels & Resorts N.V. *	16,995	176,068
Potbelly Corp. *	7,813	94,537
Red Robin Gourmet Burgers, Inc. *	3,624	190,804
Red Rock Resorts, Inc., Class A	24,493	850,642
Regis Corp. *	10,203	162,432
Royal Caribbean Cruises Ltd.	47,019	6,279,387
Ruth’s Hospitality Group, Inc.	8,981	212,850
Scientific Games Corp., Class A *	16,071	749,712
SeaWorld Entertainment, Inc. *(b)	18,590	283,498
Service Corp. International	50,433	2,015,807
ServiceMaster Global Holdings, Inc. *	36,674	1,933,453
Shake Shack, Inc., Class A *	4,957	216,670
Six Flags Entertainment Corp.	22,200	1,499,832
Sonic Corp.	10,721	277,031
Sotheby’s *	9,636	508,395
Speedway Motorsports, Inc.	4,350	90,263
Starbucks Corp.	381,257	21,659,210
Strayer Education, Inc.	2,806	259,499
Texas Roadhouse, Inc.	19,254	1,130,595
The Cheesecake Factory, Inc.	11,134	547,681
The Marcus Corp.	6,272	163,072
The Wendy’s Co.	47,807	773,517
Vail Resorts, Inc.	10,477	2,289,853
Weight Watchers International, Inc. *	6,500	417,885
Wingstop, Inc.	7,958	384,849
Wyndham Worldwide Corp.	26,683	3,312,161
Wynn Resorts Ltd.	21,385	3,541,142

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yum! Brands, Inc.	89,936	7,607,686
Zoe’s Kitchen, Inc. *	5,678	83,580
		173,052,071

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	14,912	2,976,883
AG Mortgage Investment Trust, Inc.	8,935	155,826
AGNC Investment Corp.	104,760	1,968,440
Ally Financial, Inc.	118,959	3,541,409
American Express Co.	192,217	19,106,370
Ameriprise Financial, Inc.	39,830	6,719,321
Annaly Capital Management, Inc.	319,757	3,370,239
Anworth Mortgage Asset Corp.	31,362	152,419
Apollo Commercial Real Estate Finance, Inc.	22,764	413,622
Arbor Realty Trust, Inc.	14,812	120,718
Ares Commercial Real Estate Corp.	10,752	136,228
Arlington Asset Investment Corp., Class A	6,941	72,881
ARMOUR Residential REIT, Inc.	10,820	253,296
Artisan Partners Asset Management, Inc., Class A	12,326	482,563
Associated Capital Group, Inc., Class A	3,400	117,810
Asta Funding, Inc. *	6,000	42,300
Atlanticus Holdings Corp. *	4,629	10,276
Berkshire Hathaway, Inc., Class B *	517,252	110,888,484
BGC Partners, Inc., Class A	68,800	984,528
BlackRock, Inc.	33,184	18,642,771
Blackstone Mortgage Trust, Inc., Class A	27,702	858,762
Cannae Holdings, Inc. *	19,093	332,409
Capital One Financial Corp.	130,600	13,577,176
Capstead Mortgage Corp.	28,021	230,052
Cboe Global Markets, Inc.	30,150	4,051,858
Chimera Investment Corp.	50,440	856,976
CME Group, Inc.	91,313	14,014,719
Cohen & Steers, Inc.	6,489	264,557
Cowen, Inc., *	8,211	106,332
Credit Acceptance Corp. *	3,400	1,121,014
CYS Investments, Inc.	57,924	390,408
Diamond Hill Investment Group, Inc.	1,017	213,936
Discover Financial Services	98,068	7,825,826
Donnelley Financial Solutions, Inc. *	9,665	207,314
Dynex Capital, Inc.	14,397	93,581
E*TRADE Financial Corp. *	72,145	3,802,041
Eaton Vance Corp.	34,000	1,965,200
Encore Capital Group, Inc. *	6,419	266,068
Enova International, Inc. *	10,313	184,603
Evercore, Inc., Class A	10,027	1,008,215
EZCORP, Inc., Class A *	14,614	172,445
FactSet Research Systems, Inc.	10,658	2,138,954
Federated Investors, Inc., Class B	24,708	856,873
Financial Engines, Inc.	16,713	475,485
FirstCash, Inc.	12,768	933,341
Franklin Resources, Inc.	90,192	3,825,043
GAMCO Investors, Inc., Class A	3,400	100,232
Granite Point Mortgage Trust, Inc.	10,139	174,796
Green Dot Corp., Class A *	13,949	854,516
Greenhill & Co., Inc.	6,539	121,298
Hamilton Lane, Inc., Class A	4,372	162,988
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,711	319,817
Houlihan Lokey, Inc.	8,090	385,893
Interactive Brokers Group, Inc., Class A	18,778	1,201,604
Intercontinental Exchange, Inc.	156,516	11,557,141
INTL. FCStone, Inc. *	4,437	193,009
Invesco Ltd.	108,387	3,916,022
Invesco Mortgage Capital, Inc.	27,466	446,048
Investment Technology Group, Inc.	10,065	214,988
Janus Henderson Group plc	47,923	1,887,208
Security	Number of Shares	Value ($)
Ladder Capital Corp.	24,593	355,861
Ladenburg Thalmann Financial Services, Inc.	36,436	113,316
Lazard Ltd., Class A	33,825	1,981,130
Legg Mason, Inc.	25,882	1,103,091
LendingClub Corp. *	99,080	362,633
Leucadia National Corp.	80,875	2,189,286
LPL Financial Holdings, Inc.	25,721	1,534,515
MarketAxess Holdings, Inc.	10,362	2,033,128
MFA Financial, Inc.	120,128	860,116
Moelis & Co., Class A	8,444	436,555
Moody’s Corp.	44,373	7,179,108
Morgan Stanley	371,325	20,998,429
Morningstar, Inc.	6,600	634,392
MSCI, Inc.	24,258	3,377,441
MTGE Investment Corp.	14,600	248,200
Nasdaq, Inc.	33,507	2,711,051
Navient Corp.	72,000	1,026,000
Nelnet, Inc., Class A	5,544	288,898
New Residential Investment Corp.	85,495	1,478,209
New York Mortgage Trust, Inc.	31,075	177,128
Northern Trust Corp.	58,425	6,157,411
OneMain Holdings, Inc. *	20,012	654,593
Orchid Island Capital, Inc. (b)	12,908	97,843
PennyMac Mortgage Investment Trust	17,846	292,674
Piper Jaffray Cos.	3,950	364,585
PJT Partners, Inc., Class A	5,047	238,975
PRA Group, Inc. *	12,232	437,294
Raymond James Financial, Inc.	34,613	3,336,347
Redwood Trust, Inc.	27,300	406,497
Resource Capital Corp.	9,433	89,425
S&P Global, Inc.	68,217	12,354,099
Santander Consumer USA Holdings, Inc.	30,828	531,783
SEI Investments Co.	35,629	2,677,519
SLM Corp. *	113,670	1,300,385
Starwood Property Trust, Inc.	71,282	1,453,440
State Street Corp.	99,153	10,923,686
Stifel Financial Corp.	18,305	1,235,954
Synchrony Financial	198,963	7,894,852
T. Rowe Price Group, Inc.	65,438	7,304,844
TD Ameritrade Holding Corp.	75,361	4,204,390
The Bank of New York Mellon Corp.	275,300	15,609,510
The Charles Schwab Corp. (a)	318,770	17,003,192
The Goldman Sachs Group, Inc.	94,000	25,181,660
Two Harbors Investment Corp.	52,308	771,543
Virtu Financial, Inc., Class A	12,058	230,308
Virtus Investment Partners, Inc.	1,996	255,488
Voya Financial, Inc.	48,594	2,522,515
Waddell & Reed Financial, Inc., Class A	21,893	503,539
Western Asset Mortgage Capital Corp.	14,407	134,417
Westwood Holdings Group, Inc.	2,653	173,692
WisdomTree Investments, Inc.	30,785	356,798
World Acceptance Corp. *	1,677	197,970
		425,450,847

Energy 5.6%
Abraxas Petroleum Corp. *	53,135	126,993
Adams Resources & Energy, Inc.	1,166	51,887
Anadarko Petroleum Corp.	147,511	8,858,036
Andeavor	37,874	4,096,452
Antero Resources Corp. *	67,700	1,315,411
Apache Corp.	102,238	4,587,419
Arch Coal, Inc., Class A	6,370	573,364
Archrock, Inc.	19,914	185,200
Baker Hughes, a GE Co.	117,006	3,761,743
Basic Energy Services, Inc. *	6,128	119,435
Bill Barrett Corp. *	21,405	109,808
Bonanza Creek Energy, Inc. *	5,381	150,722

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bristow Group, Inc.	8,868	136,656
C&J Energy Services, Inc. *	16,763	513,283
Cabot Oil & Gas Corp.	123,362	3,250,589
California Resources Corp. *	10,379	219,308
Callon Petroleum Co. *	53,029	601,879
Carrizo Oil & Gas, Inc. *	20,687	416,016
Centennial Resource Development, Inc., Class A *	45,922	937,268
Cheniere Energy, Inc. *	54,605	3,088,459
Chesapeake Energy Corp. *	239,129	836,951
Chevron Corp.	510,658	64,010,980
Cimarex Energy Co.	26,070	2,925,054
Cloud Peak Energy, Inc. *	22,147	110,735
CNX Resources Corp. *	65,120	912,331
Comstock Resources, Inc. *	10,160	98,958
Concho Resources, Inc. *	40,566	6,386,711
ConocoPhillips	323,262	19,011,038
CONSOL Energy, Inc. *	6,970	226,037
Continental Resources, Inc. *	25,700	1,427,121
Core Laboratories N.V.	12,494	1,428,064
CVR Energy, Inc.	5,100	182,529
Delek US Holdings, Inc.	18,919	660,084
Denbury Resources, Inc. *	103,025	250,351
Devon Energy Corp.	143,407	5,932,748
Diamond Offshore Drilling, Inc. *(b)	16,951	299,694
Diamondback Energy, Inc. *	26,352	3,307,176
Dorian LPG Ltd. *	1,074	8,205
Dril-Quip, Inc. *	9,836	508,029
Energen Corp. *	29,377	1,534,361
Energy XXI Gulf Coast, Inc. *	9,995	67,066
Ensco plc, Class A	112,063	661,172
EOG Resources, Inc.	154,532	17,771,180
EQT Corp.	65,056	3,531,890
Era Group, Inc. *	6,921	70,110
Exterran Corp. *	8,904	257,147
Extraction Oil & Gas, Inc. *	33,507	472,449
Exxon Mobil Corp.	1,138,640	99,403,272
Fairmount Santrol Holdings, Inc. *	42,338	235,823
Forum Energy Technologies, Inc. *	19,571	330,750
Frank’s International N.V.	20,602	142,566
Gastar Exploration, Inc. *	61,832	61,739
Gener8 Maritime, Inc. *	23,934	140,493
Geospace Technologies Corp. *	4,643	63,888
Gevo, Inc. *(b)	301,600	164,372
Green Plains, Inc.	9,300	162,750
Gulf Island Fabrication, Inc.	4,100	52,890
Gulfport Energy Corp. *	43,693	444,358
Halcon Resources Corp. *	40,012	319,696
Halliburton Co.	234,610	12,598,557
Helix Energy Solutions Group, Inc. *	39,464	297,164
Helmerich & Payne, Inc.	30,706	2,211,753
Hess Corp.	73,299	3,702,332
HollyFrontier Corp.	47,948	2,299,586
International Seaways, Inc. *	8,291	138,377
Jagged Peak Energy, Inc. *	10,987	141,183
Keane Group, Inc. *	9,267	153,183
Kinder Morgan, Inc.	519,217	9,335,522
Kosmos Energy Ltd. *	61,984	428,309
Laredo Petroleum, Inc. *	35,379	344,238
Marathon Oil Corp.	230,250	4,188,247
Marathon Petroleum Corp.	131,710	9,123,552
Matador Resources Co. *	25,402	823,279
Matrix Service Co. *	8,000	143,200
McDermott International, Inc. *	74,593	654,927
Midstates Petroleum Co., Inc. *	7,777	127,621
Murphy Oil Corp.	46,367	1,488,381
Nabors Industries Ltd.	103,411	810,742
NACCO Industries, Inc., Class A	1,900	79,895
National Oilwell Varco, Inc.	105,307	3,862,661
Security	Number of Shares	Value ($)
Natural Gas Services Group, Inc. *	4,213	116,068
Newfield Exploration Co. *	55,300	1,750,798
Newpark Resources, Inc. *	23,650	215,215
Noble Corp. plc *	64,738	303,621
Noble Energy, Inc.	132,236	4,035,843
Oasis Petroleum, Inc. *	75,392	652,895
Occidental Petroleum Corp.	204,851	15,357,679
Oceaneering International, Inc.	25,710	531,683
Oil States International, Inc. *	13,562	433,984
ONEOK, Inc.	111,180	6,544,055
Pacific Ethanol, Inc. *	10,200	42,840
Panhandle Oil & Gas, Inc., Class A	6,200	126,170
Par Pacific Holdings, Inc. *	6,744	122,943
Parker Drilling Co. *	60,300	68,742
Parsley Energy, Inc., Class A *	69,225	1,633,710
Patterson-UTI Energy, Inc.	57,529	1,358,835
PBF Energy, Inc., Class A	28,509	921,696
PDC Energy, Inc. *	17,371	900,686
Peabody Energy Corp. *	30,793	1,244,345
Penn Virginia Corp. *	3,770	159,245
PHI, Inc. — Non Voting Shares *	4,000	45,960
Phillips 66	115,167	11,793,101
Pioneer Energy Services Corp. *	30,366	98,689
Pioneer Natural Resources Co.	45,599	8,340,513
ProPetro Holding Corp. *	15,890	296,825
QEP Resources, Inc. *	63,158	591,159
Range Resources Corp.	59,007	840,850
Renewable Energy Group, Inc. *	9,517	101,832
Resolute Energy Corp. *(b)	5,506	186,763
REX American Resources Corp. *	1,646	134,396
RigNet, Inc. *	4,141	68,326
Ring Energy, Inc. *	14,004	193,255
Rowan Cos. plc, Class A *	28,816	424,171
RPC, Inc. (b)	21,418	432,644
RSP Permian, Inc. *	32,809	1,301,861
Sanchez Energy Corp. *(b)	21,702	107,425
SandRidge Energy, Inc. *	9,649	172,621
Schlumberger Ltd.	373,161	27,457,186
SEACOR Holdings, Inc. *	4,850	225,913
SEACOR Marine Holdings, Inc. *	4,876	72,945
Select Energy Services, Inc., Class A *	6,138	109,993
SemGroup Corp., Class A	17,476	500,687
SM Energy Co.	26,956	629,423
Solaris Oilfield Infrastructure, Inc., Class A *	5,765	108,786
Southwestern Energy Co. *	134,695	571,107
SRC Energy, Inc. *	63,800	634,810
Stone Energy Corp. *	5,000	180,700
Superior Energy Services, Inc. *	41,000	428,450
Synthesis Energy Systems, Inc. *	41,826	92,017
Targa Resources Corp.	58,637	2,814,576
TechnipFMC plc	116,404	3,778,474
Tellurian, Inc. *(b)	16,123	182,996
TETRA Technologies, Inc. *	33,023	126,808
The Williams Cos., Inc.	218,925	6,872,056
Tidewater, Inc. *	5,957	166,498
Transocean Ltd. *	111,517	1,203,268
Ultra Petroleum Corp. *	51,863	362,004
Unit Corp. *	14,188	343,775
Uranium Energy Corp. *	39,550	62,093
US Silica Holdings, Inc.	21,204	705,881
Valero Energy Corp.	117,077	11,235,880
Weatherford International plc *	259,007	1,020,488
Westmoreland Coal Co. *	9,600	10,368
Whiting Petroleum Corp. *	23,553	657,600
WildHorse Resource Development Corp. *	6,671	118,810

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
World Fuel Services Corp.	17,400	485,286
WPX Energy, Inc. *	104,128	1,533,805
		444,807,532

Food & Staples Retailing 1.6%
Casey’s General Stores, Inc.	10,991	1,331,120
Costco Wholesale Corp.	117,107	22,820,641
CVS Health Corp.	271,659	21,376,847
Ingles Markets, Inc., Class A	4,200	141,120
Performance Food Group Co. *	22,695	779,573
PriceSmart, Inc.	7,280	620,256
Rite Aid Corp. *	315,580	687,964
SpartanNash, Co.	10,256	249,939
Sprouts Farmers Market, Inc. *	32,462	906,664
SUPERVALU, Inc. *	10,421	165,069
Sysco Corp.	129,345	8,131,920
The Andersons, Inc.	7,371	251,351
The Chefs’ Warehouse, Inc. *	5,869	119,434
The Kroger Co.	239,101	7,259,106
U.S. Foods Holding Corp. *	41,396	1,330,053
United Natural Foods, Inc. *	13,438	639,649
Wal-Mart Stores, Inc.	393,519	41,949,125
Walgreens Boots Alliance, Inc.	234,510	17,649,223
Weis Markets, Inc.	4,797	190,729
		126,599,783

Food, Beverage & Tobacco 3.9%
22nd Century Group, Inc. *(b)	28,273	96,411
Alico, Inc.	2,000	53,800
Alliance One International, Inc. *	2,460	32,349
Altria Group, Inc.	512,381	36,040,879
Archer-Daniels-Midland Co.	149,063	6,402,256
B&G Foods, Inc. (b)	17,444	575,652
Blue Buffalo Pet Products, Inc. *	24,900	846,102
Brown-Forman Corp., Class A	16,000	1,104,000
Brown-Forman Corp., Class B	54,232	3,758,278
Bunge Ltd.	37,900	3,010,397
Cal-Maine Foods, Inc. *	8,085	344,017
Calavo Growers, Inc.	4,289	373,143
Campbell Soup Co.	52,932	2,463,985
Coca-Cola Bottling Co. Consolidated	1,248	252,745
ConAgra Brands, Inc.	110,633	4,204,054
Constellation Brands, Inc., Class A	45,975	10,090,133
Darling Ingredients, Inc. *	42,653	790,787
Dean Foods Co.	26,756	277,460
Dr Pepper Snapple Group, Inc.	49,900	5,955,565
Farmer Brothers Co. *	4,500	142,200
Flowers Foods, Inc.	48,734	955,674
Fresh Del Monte Produce, Inc.	9,062	428,723
Freshpet, Inc. *	6,900	126,960
General Mills, Inc.	153,042	8,951,426
Hormel Foods Corp.	73,399	2,519,788
Hostess Brands, Inc. *	20,300	280,140
Ingredion, Inc.	19,000	2,729,160
J&J Snack Foods Corp.	4,866	673,649
John B. Sanfilippo & Son, Inc.	2,559	160,245
Kellogg Co.	67,277	4,582,236
Lamb Weston Holdings, Inc.	40,264	2,359,470
Lancaster Colony Corp.	5,200	667,680
Landec Corp. *	9,100	119,665
Limoneira Co.	2,900	62,495
McCormick & Co., Inc. — Non Voting Shares	31,977	3,478,138
MGP Ingredients, Inc.	3,577	320,285
Molson Coors Brewing Co., Class B	51,386	4,317,452
Mondelez International, Inc., Class A	398,170	17,678,748
Monster Beverage Corp. *	110,485	7,538,391
Security	Number of Shares	Value ($)
National Beverage Corp.	3,177	350,963
PepsiCo, Inc.	382,002	45,954,841
Philip Morris International, Inc.	417,489	44,767,345
Pilgrim’s Pride Corp. *	13,606	377,839
Pinnacle Foods, Inc.	32,400	2,006,856
Post Holdings, Inc. *	16,813	1,272,240
Primo Water Corp. *	8,605	111,607
Rocky Mountain Chocolate Factory, Inc.	3,427	42,460
Sanderson Farms, Inc.	5,141	652,393
Seaboard Corp.	100	433,600
Snyder’s-Lance, Inc.	22,494	1,124,250
The Boston Beer Co., Inc., Class A *	2,342	444,629
The Coca-Cola Co.	1,029,894	49,012,655
The Hain Celestial Group, Inc. *	29,912	1,140,844
The Hershey Co.	37,897	4,181,176
The JM Smucker Co.	30,347	3,850,731
The Kraft Heinz Co.	160,049	12,546,241
The Simply Good Foods Co. *	13,000	176,800
Tootsie Roll Industries, Inc.	5,275	188,845
TreeHouse Foods, Inc. *	14,730	694,667
Tyson Foods, Inc., Class A	80,199	6,103,946
Universal Corp.	6,700	321,600
Vector Group Ltd.	30,725	654,442
		311,175,508

Health Care Equipment & Services 5.5%
Abaxis, Inc.	6,530	467,874
Abbott Laboratories	465,911	28,961,028
ABIOMED, Inc. *	11,503	2,703,205
Acadia Healthcare Co., Inc. *	21,216	723,041
Accuray, Inc. *	28,423	160,590
Aceto Corp.	7,900	86,979
Aetna, Inc.	86,675	16,192,623
Align Technology, Inc. *	19,300	5,056,600
Allscripts Healthcare Solutions, Inc. *	47,175	703,379
Almost Family, Inc. *	3,697	210,914
Amedisys, Inc. *	7,656	410,515
American Renal Associates Holdings, Inc. *	4,023	76,075
AmerisourceBergen Corp.	44,661	4,451,362
AMN Healthcare Services, Inc. *	15,100	810,115
Analogic Corp.	3,529	292,554
AngioDynamics, Inc. *	11,557	201,207
Anika Therapeutics, Inc. *	4,606	307,312
Antares Pharma, Inc. *	48,097	100,523
Anthem, Inc.	68,722	17,032,748
athenahealth, Inc. *	10,500	1,315,755
AtriCure, Inc. *	9,515	155,190
Atrion Corp.	475	273,315
AxoGen, Inc. *	10,900	303,020
Baxter International, Inc.	132,187	9,521,430
Becton, Dickinson & Co.	70,951	17,236,836
BioScrip, Inc. *	36,021	100,499
BioTelemetry, Inc. *	7,518	256,740
Boston Scientific Corp. *	367,052	10,262,774
Brookdale Senior Living, Inc. *	51,725	491,387
Cantel Medical Corp.	10,504	1,165,209
Capital Senior Living Corp. *	8,394	94,684
Cardinal Health, Inc.	86,482	6,208,543
Cardiovascular Systems, Inc. *	9,899	244,604
Centene Corp. *	47,654	5,110,415
Cerner Corp. *	85,791	5,930,732
Cerus Corp. *	33,302	147,528
Chemed Corp.	4,674	1,217,904
Cigna Corp.	65,457	13,637,966
Civitas Solutions, Inc. *	5,560	97,578
Community Health Systems, Inc. *	28,066	158,573
Computer Programs & Systems, Inc.	3,600	107,820
ConforMIS, Inc. *	16,943	23,551

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CONMED Corp.	7,300	421,794
Corindus Vascular Robotics, Inc. *	28,381	32,638
CorVel Corp. *	2,700	139,455
Cotiviti Holdings, Inc. *	10,351	362,285
Cross Country Healthcare, Inc. *	12,500	175,125
CryoLife, Inc. *	9,050	170,593
Cutera, Inc. *	4,219	209,262
Danaher Corp.	163,808	16,590,474
DaVita, Inc. *	42,300	3,301,092
DENTSPLY SIRONA, Inc.	61,540	3,742,247
DexCom, Inc. *	24,599	1,431,662
Diplomat Pharmacy, Inc. *	12,923	348,792
Edwards Lifesciences Corp. *	57,765	7,311,894
Encompass Health Corp.	25,438	1,346,179
Endologix, Inc. *	22,949	95,009
Envision Healthcare Corp. *	35,164	1,265,552
Evolent Health, Inc., Class A *	16,158	227,828
Exactech, Inc. *	3,080	154,308
Express Scripts Holding Co. *	151,483	11,994,424
Five Star Senior Living, Inc. *	14,335	20,786
GenMark Diagnostics, Inc. *	23,500	127,840
Glaukos Corp. *	8,377	251,394
Globus Medical, Inc., Class A *	19,129	880,699
Haemonetics Corp. *	13,966	902,902
Halyard Health, Inc. *	12,275	599,143
HCA Healthcare, Inc. *	74,208	7,506,881
HealthEquity, Inc. *	14,400	728,928
HealthStream, Inc. *	6,800	159,936
Henry Schein, Inc. *	43,897	3,322,125
Heska Corp. *	1,591	124,018
Hill-Rom Holdings, Inc.	18,687	1,594,562
HMS Holdings Corp. *	22,418	384,020
Hologic, Inc. *	70,950	3,029,565
Humana, Inc.	37,745	10,637,673
ICU Medical, Inc. *	4,711	1,078,583
IDEXX Laboratories, Inc. *	24,100	4,507,664
Inogen, Inc. *	4,617	562,535
Inovalon Holdings, Inc., Class A *	17,744	230,672
Insulet Corp. *	15,248	1,166,929
Integer Holdings Corp. *	7,675	384,901
Integra LifeSciences Holdings Corp. *	17,400	916,284
Intuitive Surgical, Inc. *	29,961	12,933,265
Invacare Corp.	9,218	169,611
iRhythm Technologies, Inc. *	6,447	384,435
K2M Group Holdings, Inc. *	12,900	271,803
Kindred Healthcare, Inc.	23,655	217,626
Laboratory Corp. of America Holdings *	26,800	4,676,600
Lantheus Holdings, Inc. *	7,198	165,554
LeMaitre Vascular, Inc.	4,566	158,897
LHC Group, Inc. *	4,454	279,711
LifePoint Health, Inc. *	14,864	735,025
LivaNova plc *	12,730	1,089,051
Magellan Health, Inc. *	6,258	623,297
Masimo Corp. *	12,368	1,165,560
McKesson Corp.	56,178	9,487,341
Medidata Solutions, Inc. *	15,217	1,036,430
MEDNAX, Inc. *	26,500	1,399,465
Medtronic plc	362,120	31,102,487
Meridian Bioscience, Inc.	13,107	205,125
Merit Medical Systems, Inc. *	13,280	616,856
Molina Healthcare, Inc. *	13,450	1,228,792
National HealthCare Corp.	3,458	215,675
National Research Corp., Class A	3,236	121,835
Natus Medical, Inc. *	8,541	265,198
Neogen Corp. *	15,676	925,354
Nevro Corp. *	7,443	597,375
NuVasive, Inc. *	13,357	652,757
Nuvectra Corp. *	2,233	18,132
NxStage Medical, Inc. *	18,700	468,061
Security	Number of Shares	Value ($)
Omnicell, Inc. *	10,104	495,601
OraSure Technologies, Inc. *	16,500	359,040
Orthofix International N.V. *	5,056	290,417
Owens & Minor, Inc.	16,200	341,172
Patterson Cos., Inc.	27,834	998,962
Penumbra, Inc. *	7,883	785,147
Premier, Inc., Class A *	22,600	733,370
Quality Systems, Inc. *	14,156	184,028
Quest Diagnostics, Inc.	35,724	3,780,314
Quidel Corp. *	7,886	361,021
Quorum Health Corp. *	5,949	36,705
R1 RCM, Inc. *	25,130	129,420
RadNet, Inc. *	9,459	96,009
ResMed, Inc.	36,629	3,691,837
RTI Surgical, Inc. *	18,100	81,450
SeaSpine Holdings Corp. *	1,766	19,408
Select Medical Holdings Corp. *	27,946	494,644
STAAR Surgical Co. *	8,247	129,478
STERIS plc	21,981	1,998,513
Stryker Corp.	86,660	14,245,171
Surgery Partners, Inc. *(b)	5,591	86,940
Surmodics, Inc. *	4,200	123,060
Tabula Rasa HealthCare, Inc. *	3,600	128,988
Tactile Systems Technology, Inc. *	4,107	129,494
Teladoc, Inc. *	13,485	504,339
Teleflex, Inc.	12,575	3,492,706
Tenet Healthcare Corp. *(b)	22,155	418,286
The Cooper Cos., Inc.	13,287	3,250,930
The Ensign Group, Inc.	19,106	440,011
The Providence Service Corp. *	3,302	212,418
Tivity Health, Inc. *	11,200	434,000
Triple-S Management Corp., Class B *	6,648	152,771
U.S. Physical Therapy, Inc.	5,000	379,750
UnitedHealth Group, Inc.	260,130	61,593,581
Universal Health Services, Inc., Class B	24,626	2,992,059
Utah Medical Products, Inc.	1,365	122,987
Varex Imaging Corp. *	10,263	435,870
Varian Medical Systems, Inc. *	23,639	3,013,972
Veeva Systems, Inc., Class A *	31,928	2,006,994
ViewRay, Inc. *	8,260	73,762
Vocera Communications, Inc. *	8,573	251,189
WellCare Health Plans, Inc. *	12,559	2,642,162
West Pharmaceutical Services, Inc.	20,200	2,024,040
Wright Medical Group N.V. *	28,288	643,552
Zimmer Biomet Holdings, Inc.	55,231	7,020,965
		434,487,201

Household & Personal Products 1.4%
Avon Products, Inc. *	123,017	300,162
Central Garden & Pet Co. *	7,910	309,993
Central Garden & Pet Co., Class A *	7,429	280,222
Church & Dwight Co., Inc.	67,000	3,272,950
Colgate-Palmolive Co.	235,741	17,501,412
Coty, Inc., Class A	128,035	2,510,766
Edgewell Personal Care Co. *	14,287	806,644
elf Beauty, Inc. *(b)	6,276	129,035
Energizer Holdings, Inc.	15,933	927,619
Herbalife Ltd. *	15,755	1,307,507
HRG Group, Inc. *	39,918	728,504
Inter Parfums, Inc.	5,613	255,953
Kimberly-Clark Corp.	94,919	11,105,523
Medifast, Inc.	2,913	200,152
Nu Skin Enterprises, Inc., Class A	12,951	930,400
Oil-Dri Corp. of America	1,600	62,224
Orchids Paper Products Co.	2,500	37,650
Revlon, Inc., Class A *(b)	3,255	66,728
Spectrum Brands Holdings, Inc.	6,500	769,990
The Clorox Co.	34,647	4,909,133

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Estee Lauder Cos., Inc., Class A	60,619	8,181,140
The Procter & Gamble Co.	684,145	59,069,079
USANA Health Sciences, Inc. *	3,156	235,595
WD-40 Co.	3,915	484,481
		114,382,862

Insurance 2.7%
Aflac, Inc.	105,293	9,286,843
Alleghany Corp. *	4,140	2,598,678
Ambac Financial Group, Inc. *	13,400	217,080
American Equity Investment Life Holding Co.	23,100	762,300
American Financial Group, Inc.	18,750	2,125,125
American International Group, Inc.	240,552	15,376,084
American National Insurance Co.	2,769	349,974
AMERISAFE, Inc.	5,346	324,769
AmTrust Financial Services, Inc. (b)	25,628	343,928
Aon plc	67,537	9,601,735
Arch Capital Group Ltd. *	34,953	3,178,626
Argo Group International Holdings Ltd.	7,726	473,604
Arthur J. Gallagher & Co.	47,600	3,252,032
Aspen Insurance Holdings Ltd.	18,300	683,505
Assurant, Inc.	14,800	1,353,904
Assured Guaranty Ltd.	29,920	1,064,853
Athene Holding Ltd., Class A *	19,150	960,564
Axis Capital Holdings Ltd.	21,600	1,091,448
Baldwin & Lyons, Inc., Class B	4,687	107,801
Brighthouse Financial, Inc. *	26,556	1,706,489
Brown & Brown, Inc.	32,170	1,688,282
Chubb Ltd.	124,286	19,407,259
Cincinnati Financial Corp.	40,483	3,113,143
Citizens, Inc. *(b)	16,000	126,880
CNA Financial Corp.	10,089	546,420
CNO Financial Group, Inc.	47,208	1,160,845
Crawford & Co., Class B	5,800	54,694
eHealth, Inc. *	4,902	85,883
EMC Insurance Group, Inc.	4,151	117,266
Employers Holdings, Inc.	9,216	390,758
Enstar Group Ltd. *	2,822	585,847
Erie Indemnity Co., Class A	5,829	692,252
Everest Re Group Ltd.	11,037	2,536,303
FBL Financial Group, Inc., Class A	3,305	230,028
Federated National Holding Co.	4,085	60,581
First American Financial Corp.	32,500	1,919,775
FNF Group	73,152	2,851,465
Genworth Financial, Inc., Class A *	131,320	401,839
Greenlight Capital Re Ltd., Class A *	7,400	149,850
Health Insurance Innovations, Inc., Class A *	3,371	87,477
Heritage Insurance Holdings, Inc.	6,081	103,559
Horace Mann Educators Corp.	11,020	455,126
Independence Holding Co.	2,970	87,021
Infinity Property & Casualty Corp.	3,070	310,837
James River Group Holdings Ltd.	6,726	255,588
Kemper Corp.	12,973	841,299
Kinsale Capital Group, Inc.	5,610	267,709
Lincoln National Corp.	58,126	4,812,833
Loews Corp.	72,626	3,751,133
Maiden Holdings Ltd.	18,900	133,245
Markel Corp. *	3,837	4,403,686
Marsh & McLennan Cos., Inc.	136,715	11,418,437
MBIA, Inc. *(b)	25,042	183,808
Mercury General Corp.	12,645	618,973
MetLife, Inc.	281,256	13,519,976
National General Holdings Corp.	16,827	336,877
National Western Life Group, Inc., Class A	624	202,114
Old Republic International Corp.	62,680	1,346,993
Primerica, Inc.	12,598	1,272,398
Security	Number of Shares	Value ($)
Principal Financial Group, Inc.	71,604	4,840,430
ProAssurance Corp.	16,317	892,540
Prudential Financial, Inc.	113,427	13,477,396
Reinsurance Group of America, Inc.	17,110	2,680,281
RenaissanceRe Holdings Ltd.	11,532	1,466,178
RLI Corp.	12,700	816,102
Safety Insurance Group, Inc.	4,355	338,166
Selective Insurance Group, Inc.	15,633	910,622
State Auto Financial Corp.	5,500	163,735
Stewart Information Services Corp.	6,635	295,324
The Allstate Corp.	96,635	9,544,639
The Hanover Insurance Group, Inc.	12,032	1,361,421
The Hartford Financial Services Group, Inc.	94,893	5,575,913
The Navigators Group, Inc.	6,420	312,012
The Progressive Corp.	155,456	8,410,170
The Travelers Cos., Inc.	73,640	11,040,109
Third Point Reinsurance Ltd. *	22,436	319,713
Torchmark Corp.	27,300	2,480,205
Trupanion, Inc. *(b)	5,574	194,644
United Fire Group, Inc.	6,616	287,068
United Insurance Holdings Corp.	6,439	124,401
Universal Insurance Holdings, Inc.	8,700	255,780
Unum Group	58,845	3,129,966
Validus Holdings Ltd.	20,544	1,390,829
W. R. Berkley Corp.	26,280	1,917,914
White Mountains Insurance Group Ltd.	897	753,390
Willis Towers Watson plc	35,208	5,649,828
WMIH Corp. *	65,435	61,705
XL Group Ltd.	69,125	2,546,565
		216,624,847

Materials 3.4%
A. Schulman, Inc.	8,178	318,942
AdvanSix, Inc. *	8,170	322,388
Air Products & Chemicals, Inc.	57,785	9,729,260
AK Steel Holding Corp. *	76,627	387,733
Albemarle Corp.	29,484	3,290,120
Alcoa Corp. *	46,448	2,416,225
Allegheny Technologies, Inc. *	32,393	873,315
American Vanguard Corp.	7,917	167,445
Ampco-Pittsburgh Corp.	4,500	61,200
AptarGroup, Inc.	17,804	1,556,426
Ashland Global Holdings, Inc.	15,856	1,150,987
Avery Dennison Corp.	24,412	2,994,864
Axalta Coating Systems Ltd. *	60,963	1,920,334
Balchem Corp.	8,697	687,063
Ball Corp.	92,900	3,556,212
Bemis Co., Inc.	26,045	1,217,343
Berry Global Group, Inc. *	35,443	2,097,871
Boise Cascade Co.	9,941	441,877
Cabot Corp.	16,400	1,109,296
Calgon Carbon Corp.	12,500	266,875
Carpenter Technology Corp.	12,020	617,828
Celanese Corp., Series A	36,048	3,898,952
Century Aluminum Co. *	14,114	314,036
CF Industries Holdings, Inc.	65,218	2,767,852
Chase Corp.	2,130	239,305
Clearwater Paper Corp. *	5,472	257,458
Cleveland-Cliffs, Inc. *	81,400	557,590
Codexis, Inc. *	12,581	108,197
Coeur Mining, Inc. *	49,909	401,268
Commercial Metals Co.	29,795	716,272
Compass Minerals International, Inc.	8,603	627,159
Crown Holdings, Inc. *	34,068	1,977,647
Deltic Timber Corp.	2,817	266,263
Domtar Corp.	16,900	867,984
DowDuPont, Inc.	629,124	47,549,192
Eagle Materials, Inc.	12,614	1,413,399

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Eastman Chemical Co.	40,271	3,994,078
Ecolab, Inc.	69,855	9,617,636
Ferro Corp. *	25,700	604,464
Flotek Industries, Inc. *	13,300	73,150
FMC Corp.	36,039	3,291,442
Freeport-McMoRan, Inc. *	363,202	7,082,439
FutureFuel Corp.	8,300	111,220
GCP Applied Technologies, Inc. *	18,992	634,333
Gold Resource Corp.	19,195	86,761
Graphic Packaging Holding Co.	87,120	1,406,988
Greif, Inc., Class A	7,672	453,569
H.B. Fuller Co.	13,051	676,694
Hawkins, Inc.	3,679	129,869
Haynes International, Inc.	3,644	130,455
Hecla Mining Co.	114,500	439,680
Huntsman Corp.	57,417	1,984,906
Ingevity Corp. *	11,067	802,911
Innophos Holdings, Inc.	5,300	245,231
Innospec, Inc.	6,541	469,644
International Flavors & Fragrances, Inc.	21,496	3,230,849
International Paper Co.	110,812	6,965,642
Intrepid Potash, Inc. *	27,197	105,796
Kaiser Aluminum Corp.	4,319	476,127
KapStone Paper & Packaging Corp.	22,801	789,827
KMG Chemicals, Inc.	3,341	202,966
Koppers Holdings, Inc. *	5,651	258,816
Kraton Corp. *	8,303	417,309
Kronos Worldwide, Inc.	6,230	171,013
Louisiana-Pacific Corp. *	36,985	1,095,126
LyondellBasell Industries N.V., Class A	86,366	10,350,101
Martin Marietta Materials, Inc.	16,941	3,865,428
Materion Corp.	5,250	260,925
McEwen Mining, Inc. *	72,434	159,355
Mercer International, Inc.	14,056	206,623
Minerals Technologies, Inc.	9,527	715,954
Monsanto Co.	116,654	14,208,457
Myers Industries, Inc.	8,080	169,680
Neenah, Inc.	6,031	545,805
NewMarket Corp.	2,808	1,116,433
Newmont Mining Corp.	144,596	5,857,584
Northern Technologies International Corp.	14,276	334,058
Nucor Corp.	85,545	5,728,093
Olin Corp.	46,292	1,725,766
Olympic Steel, Inc.	3,110	72,494
OMNOVA Solutions, Inc. *	14,068	154,748
Owens-Illinois, Inc. *	41,835	971,409
P.H. Glatfelter Co.	12,203	285,062
Packaging Corp. of America	25,263	3,173,791
Platform Specialty Products Corp. *	57,745	676,194
PolyOne Corp.	21,118	917,788
PPG Industries, Inc.	68,983	8,190,352
PQ Group Holdings, Inc. *	8,614	140,753
Praxair, Inc.	76,444	12,344,942
Quaker Chemical Corp.	3,576	550,346
Rayonier Advanced Materials, Inc.	13,584	257,009
Reliance Steel & Aluminum Co.	18,567	1,626,284
Resolute Forest Products, Inc. *	28,000	322,000
Royal Gold, Inc.	18,430	1,640,270
RPM International, Inc.	38,018	1,984,540
Schnitzer Steel Industries, Inc., Class A	12,450	425,790
Schweitzer-Mauduit International, Inc.	8,186	370,662
Sealed Air Corp.	48,615	2,301,920
Sensient Technologies Corp.	11,371	817,006
Silgan Holdings, Inc.	19,545	584,200
Sonoco Products Co.	26,009	1,412,549
Steel Dynamics, Inc.	65,104	2,955,722
Stepan Co.	5,304	415,940
Summit Materials, Inc., Class A *	28,536	911,725
SunCoke Energy, Inc. *	18,406	204,307
Security	Number of Shares	Value ($)
The Chemours Co.	49,938	2,577,800
The Mosaic Co.	95,393	2,604,229
The Scotts Miracle-Gro Co.	10,576	954,695
The Sherwin-Williams Co.	22,021	9,185,179
TimkenSteel Corp. *	10,796	174,787
Tredegar Corp.	8,263	151,626
Trinseo S.A.	11,303	931,932
Tronox Ltd., Class A	23,793	467,057
United States Steel Corp.	46,000	1,720,860
Universal Stainless & Alloy Products, Inc. *	1,800	46,386
US Concrete, Inc. *	5,180	403,263
Valhi, Inc.	13,600	78,744
Valvoline, Inc.	52,825	1,302,136
Venator Materials plc *	13,280	300,394
Verso Corp., Class A *	9,091	146,001
Vulcan Materials Co.	35,595	4,819,563
W.R. Grace & Co.	17,400	1,284,468
Warrior Met Coal, Inc.	4,618	129,165
Westlake Chemical Corp.	9,317	1,049,094
WestRock Co.	67,698	4,510,718
Worthington Industries, Inc.	11,800	551,768
		265,437,049

Media 2.8%
A. H. Belo Corp., Class A	13,980	68,502
Altice USA, Inc., Class A *(b)	24,078	516,955
AMC Entertainment Holdings, Inc., Class A (b)	14,040	179,712
AMC Networks, Inc., Class A *	13,071	674,333
Cable One, Inc.	1,238	874,065
CBS Corp., Class B — Non Voting Shares	99,714	5,744,524
Central European Media Enterprises Ltd., Class A *	25,183	119,619
Charter Communications, Inc., Class A *	51,599	19,465,723
Cinemark Holdings, Inc.	30,809	1,133,771
Comcast Corp., Class A	1,251,734	53,236,247
Discovery Communications, Inc., Class A *	43,461	1,089,567
Discovery Communications, Inc., Class C *	53,162	1,268,445
DISH Network Corp., Class A *	63,732	2,989,031
Emerald Expositions Events, Inc.	7,000	151,060
Entercom Communications Corp., Class A	35,099	387,844
Entravision Communications Corp., Class A	18,356	127,574
Gannett Co., Inc.	30,209	356,466
Global Eagle Entertainment, Inc. *	17,114	49,459
Gray Television, Inc. *	20,503	335,224
John Wiley & Sons, Inc., Class A	11,913	755,284
Liberty Broadband Corp., Class A *	5,851	553,739
Liberty Broadband Corp., Class C *	41,932	4,006,603
Liberty Global plc, Class A *	63,375	2,368,957
Liberty Global plc, Class C *	155,300	5,553,528
Liberty Latin America Ltd. *	61,473	1,388,626
Liberty Media Corp. — Liberty Braves, Class A *	5,301	125,104
Liberty Media Corp. — Liberty Braves, Class C *	13,398	314,987
Liberty Media Corp. — Liberty Formula One, Class A *	12,119	432,406
Liberty Media Corp. — Liberty Formula One, Class C *	50,172	1,890,983
Liberty Media Corp. — Liberty SiriusXM, Class A *	25,395	1,143,029
Liberty Media Corp. — Liberty SiriusXM, Class C *	40,497	1,814,671
Lions Gate Entertainment Corp., Class A *	13,600	460,224
Lions Gate Entertainment Corp., Class B *	35,632	1,140,224
Live Nation Entertainment, Inc. *	34,705	1,563,807

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Loral Space & Communications, Inc. *	3,815	177,970
Meredith Corp.	12,018	794,871
MSG Networks, Inc., Class A *	23,279	558,696
National CineMedia, Inc.	18,547	124,265
New Media Investment Group, Inc.	15,335	259,161
News Corp., Class A	103,987	1,779,218
News Corp., Class B	32,986	575,606
Nexstar Media Group, Inc., Class A	13,298	998,680
Omnicom Group, Inc.	59,329	4,547,568
Regal Entertainment Group, Class A	29,497	674,891
Salem Media Group, Inc.	5,700	26,505
Scholastic Corp.	10,000	384,200
Scripps Networks Interactive, Inc., Class A	27,312	2,403,183
Sinclair Broadcast Group, Inc., Class A	23,482	871,182
Sirius XM Holdings, Inc. (b)	403,790	2,467,157
TEGNA, Inc.	64,135	928,033
The E.W. Scripps Co., Class A *	15,402	246,586
The Interpublic Group of Cos., Inc.	105,679	2,313,313
The Madison Square Garden Co., Class A *	4,929	1,063,875
The New York Times Co., Class A	32,894	764,785
The Walt Disney Co.	405,053	44,017,110
Time Warner, Inc.	208,909	19,919,473
Tribune Media Co., Class A	21,100	898,649
tronc, Inc. *	7,731	157,712
Twenty-First Century Fox, Inc., Class A	283,381	10,456,759
Twenty-First Century Fox, Inc., Class B	117,715	4,295,420
Viacom, Inc., Class B	93,650	3,129,783
World Wrestling Entertainment, Inc., Class A	10,525	372,059
		217,487,003

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	429,246	48,169,986
Abeona Therapeutics, Inc. *	8,452	128,893
ACADIA Pharmaceuticals, Inc. *	31,120	930,799
Accelerate Diagnostics, Inc. *(b)	10,300	297,670
Acceleron Pharma, Inc. *	10,669	442,870
Achaogen, Inc. *(b)	9,416	103,294
Achillion Pharmaceuticals, Inc. *	42,273	112,023
Aclaris Therapeutics, Inc. *	7,476	165,369
Acorda Therapeutics, Inc. *	12,821	332,705
Adamas Pharmaceuticals, Inc. *	4,918	186,097
Aerie Pharmaceuticals, Inc. *	9,793	537,146
Agilent Technologies, Inc.	87,039	6,391,274
Agios Pharmaceuticals, Inc. *	11,276	888,098
Aimmune Therapeutics, Inc. *	7,040	247,878
Akcea Therapeutics, Inc. *(b)	4,993	108,098
Akebia Therapeutics, Inc. *	13,440	198,643
Akorn, Inc. *	26,000	837,720
Alder Biopharmaceuticals, Inc. *	23,000	325,450
Alexion Pharmaceuticals, Inc. *	60,990	7,277,327
Alkermes plc *	42,778	2,445,618
Allergan plc	89,439	16,122,274
Alnylam Pharmaceuticals, Inc. *	22,171	2,881,787
AMAG Pharmaceuticals, Inc. *	10,551	151,407
Amgen, Inc.	194,931	36,266,913
Amicus Therapeutics, Inc. *	44,331	719,049
Amphastar Pharmaceuticals, Inc. *	10,000	186,400
AnaptysBio, Inc. *	3,962	417,555
ANI Pharmaceuticals, Inc. *	2,712	182,138
Aptevo Therapeutics, Inc. *	5,200	17,628
AquaBounty Technologies, Inc. *	237	652
Aratana Therapeutics, Inc. *	10,100	46,763
Arena Pharmaceuticals, Inc. *	10,794	403,911
ArQule, Inc. *	21,000	35,700
Array BioPharma, Inc. *	52,677	780,673
Arrowhead Pharmaceuticals, Inc. *	19,900	122,982
Assembly Biosciences, Inc. *	6,500	306,670
Security	Number of Shares	Value ($)
Atara Biotherapeutics, Inc. *	11,783	445,397
Audentes Therapeutics, Inc. *	6,797	238,575
AVEO Pharmaceuticals, Inc. *	28,629	92,472
Avexis, Inc. *	6,187	765,517
Bellicum Pharmaceuticals, Inc. *	8,872	53,942
Bio-Rad Laboratories, Inc., Class A *	5,773	1,492,494
Bio-Techne Corp.	9,814	1,376,806
BioCryst Pharmaceuticals, Inc. *	23,900	107,550
Biogen, Inc. *	57,071	19,849,864
BioMarin Pharmaceutical, Inc. *	47,854	4,317,866
BioTime, Inc. *	30,056	87,463
Bioverativ, Inc. *	29,507	3,040,991
Bluebird Bio, Inc. *	13,315	2,728,243
Blueprint Medicines Corp. *	10,753	845,723
Bristol-Myers Squibb Co.	439,380	27,505,188
Bruker Corp.	26,774	953,422
Calithera Biosciences, Inc. *	20,500	164,000
Cambrex Corp. *	8,558	482,243
Cara Therapeutics, Inc. *(b)	8,118	119,091
Catalent, Inc. *	35,074	1,632,344
Catalyst Pharmaceuticals, Inc. *	28,204	95,612
Celgene Corp. *	212,321	21,478,392
Celldex Therapeutics, Inc. *	40,733	112,423
Charles River Laboratories International, Inc. *	14,016	1,477,847
Clovis Oncology, Inc. *	12,951	783,535
Coherus Biosciences, Inc. *	13,200	133,320
Collegium Pharmaceutical, Inc. *	6,083	145,019
Concert Pharmaceuticals, Inc. *	4,499	90,340
Corbus Pharmaceuticals Holdings, Inc. *(b)	15,073	113,047
Corcept Therapeutics, Inc. *	30,000	690,450
Corium International, Inc. *	8,309	105,940
Cymabay Therapeutics, Inc. *	12,465	148,583
Cytokinetics, Inc. *	15,082	138,754
CytomX Therapeutics, Inc. *	8,608	230,264
Depomed, Inc. *	18,832	138,415
Dermira, Inc. *	9,400	268,088
Dynavax Technologies Corp. *	18,807	302,793
Eagle Pharmaceuticals, Inc. *	2,500	149,425
Editas Medicine, Inc. *	6,965	254,292
Eli Lilly & Co.	260,904	21,250,631
Emergent BioSolutions, Inc. *	10,400	507,416
Enanta Pharmaceuticals, Inc. *	4,000	339,800
Endo International plc *	55,000	380,050
Endocyte, Inc. *	11,300	38,307
Enzo Biochem, Inc. *	13,471	99,147
Epizyme, Inc. *	12,224	197,418
Esperion Therapeutics, Inc. *	6,639	481,394
Exact Sciences Corp. *	34,388	1,709,427
Exelixis, Inc. *	76,903	2,330,930
FibroGen, Inc. *	20,436	1,196,528
Five Prime Therapeutics, Inc. *	9,200	184,000
Flexion Therapeutics, Inc. *	11,400	257,526
Fluidigm Corp. *	6,000	36,780
Foundation Medicine, Inc. *	3,996	277,322
Galectin Therapeutics, Inc. *(b)	21,400	98,654
Genomic Health, Inc. *	8,400	278,964
Geron Corp. *(b)	46,200	113,190
Gilead Sciences, Inc.	351,031	29,416,398
Global Blood Therapeutics, Inc. *	12,731	737,125
GlycoMimetics, Inc. *	7,022	157,925
Halozyme Therapeutics, Inc. *	41,295	771,391
Harvard Bioscience, Inc. *	19,300	90,710
Heron Therapeutics, Inc. *	18,024	390,220
Horizon Pharma plc *	43,666	635,340
Idera Pharmaceuticals, Inc. *	51,961	95,089
Ignyta, Inc. *	13,279	357,205
Illumina, Inc. *	39,169	9,112,276
ImmunoGen, Inc. *	28,515	261,768

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Immunomedics, Inc. *	29,031	483,947
Impax Laboratories, Inc. *	19,831	385,713
Incyte Corp. *	48,196	4,351,617
Innoviva, Inc. *	21,393	312,124
Inovio Pharmaceuticals, Inc. *	20,194	92,085
Insmed, Inc. *	20,764	528,236
Intellia Therapeutics, Inc. *	5,931	152,427
Intercept Pharmaceuticals, Inc. *(b)	4,858	301,682
Intersect ENT, Inc. *	7,773	290,322
Intra-Cellular Therapies, Inc. *	15,000	255,300
Intrexon Corp. *(b)	24,700	321,100
Invitae Corp. *	12,140	83,645
Ionis Pharmaceuticals, Inc. *	36,310	1,907,001
Iovance Biotherapeutics, Inc. *	17,932	278,843
IQVIA Holdings, Inc. *	39,342	4,020,359
Ironwood Pharmaceuticals, Inc. *	45,900	679,779
Jazz Pharmaceuticals plc *	16,456	2,398,297
Johnson & Johnson	722,303	99,815,052
Juno Therapeutics, Inc. *	23,985	2,058,153
Kadmon Holdings, Inc. *	20,930	110,092
Karyopharm Therapeutics, Inc. *	11,233	132,774
Keryx Biopharmaceuticals, Inc. *(b)	24,800	114,824
Kura Oncology, Inc. *	6,074	119,050
La Jolla Pharmaceutical Co. *	5,319	182,229
Lannett Co., Inc. *(b)	8,800	179,080
Lexicon Pharmaceuticals, Inc. *	18,214	199,990
Ligand Pharmaceuticals, Inc. *	6,680	1,052,902
Loxo Oncology, Inc. *	5,833	591,875
Luminex Corp.	12,900	260,451
MacroGenics, Inc. *	9,757	220,215
Madrigal Pharmaceuticals, Inc. *	1,528	226,786
Mallinckrodt plc *	25,602	462,372
Medpace Holdings, Inc. *	3,300	121,209
Merck & Co., Inc.	736,289	43,625,123
Merrimack Pharmaceuticals, Inc.	3,859	40,519
Mettler-Toledo International, Inc. *	6,850	4,625,531
MiMedx Group, Inc. *(b)	26,820	449,235
Mirati Therapeutics, Inc. *	7,758	200,932
Momenta Pharmaceuticals, Inc. *	21,442	364,514
Mylan N.V. *	145,729	6,244,488
MyoKardia, Inc. *	7,573	390,767
Myriad Genetics, Inc. *	21,964	810,032
Natera, Inc. *	11,323	117,872
Nektar Therapeutics *	42,572	3,559,445
NeoGenomics, Inc. *	16,930	130,700
Neurocrine Biosciences, Inc. *	24,755	2,115,810
Novavax, Inc. *	93,427	188,723
Omeros Corp. *(b)	12,156	196,806
OPKO Health, Inc. *(b)	121,402	541,453
Pacific Biosciences of California, Inc. *	17,500	49,700
Pacira Pharmaceuticals, Inc. *	10,910	397,124
Paratek Pharmaceuticals, Inc. *	6,458	98,484
PDL BioPharma, Inc. *	46,611	128,646
PerkinElmer, Inc.	29,677	2,378,908
Perrigo Co., plc	35,500	3,217,010
Pfizer, Inc.	1,601,440	59,317,338
Phibro Animal Health Corp., Class A	6,184	210,565
Portola Pharmaceuticals, Inc. *	19,694	1,010,499
PRA Health Sciences, Inc. *	13,085	1,191,520
Prestige Brands Holdings, Inc. *	14,138	591,393
Progenics Pharmaceuticals, Inc. *	22,368	130,853
Proteostasis Therapeutics, Inc. *	18,300	84,729
Prothena Corp. plc *	10,508	439,234
PTC Therapeutics, Inc. *	9,970	262,111
Puma Biotechnology, Inc. *	7,930	530,120
Radius Health, Inc. *(b)	11,225	422,733
Reata Pharmaceuticals, Inc., Class A *	3,754	106,989
Regeneron Pharmaceuticals, Inc. *	20,861	7,648,686
REGENXBIO, Inc. *	9,548	255,886
Security	Number of Shares	Value ($)
Repligen Corp. *	12,986	459,315
Retrophin, Inc. *	12,048	288,068
Revance Therapeutics, Inc. *	9,440	304,912
Rhythm Pharmaceuticals, Inc. *	2,627	82,934
Rigel Pharmaceuticals, Inc. *	48,200	192,800
Sage Therapeutics, Inc. *	11,378	2,159,544
Sangamo Therapeutics, Inc. *	22,321	465,393
Sarepta Therapeutics, Inc. *	16,067	1,053,031
Savara, Inc. *	7,058	83,708
Seattle Genetics, Inc. *	27,773	1,452,528
Seres Therapeutics, Inc. *	8,036	81,164
Sorrento Therapeutics, Inc. *(b)	17,939	132,749
Spark Therapeutics, Inc. *	8,444	473,286
Spectrum Pharmaceuticals, Inc. *	24,200	521,268
Spring Bank Pharmaceuticals, Inc. *	3,900	48,301
Stemline Therapeutics, Inc. *	6,825	108,859
Sucampo Pharmaceuticals, Inc., Class A *	7,581	136,079
Supernus Pharmaceuticals, Inc. *	13,751	536,977
Syneos Health, Inc. *	14,895	571,223
Synergy Pharmaceuticals, Inc. *(b)	70,870	154,497
TESARO, Inc. *	10,096	681,076
Tetraphase Pharmaceuticals, Inc. *	15,558	90,859
TG Therapeutics, Inc. *(b)	13,000	149,500
The Medicines Co. *	17,700	586,401
TherapeuticsMD, Inc. *(b)	48,286	283,922
Theravance Biopharma, Inc. *(b)	13,214	349,378
Thermo Fisher Scientific, Inc.	107,454	24,081,516
Trevena, Inc. *	22,528	36,721
Ultragenyx Pharmaceutical, Inc. *	10,801	576,233
United Therapeutics Corp. *	12,200	1,573,800
Vanda Pharmaceuticals, Inc. *	13,953	221,155
Vertex Pharmaceuticals, Inc. *	68,401	11,414,075
Voyager Therapeutics, Inc. *	5,214	107,617
Waters Corp. *	21,122	4,554,114
WaVe Life Sciences Ltd. *	4,086	163,440
Xencor, Inc. *	12,064	274,577
ZIOPHARM Oncology, Inc. *(b)	33,811	133,215
Zoetis, Inc.	132,078	10,134,345
Zogenix, Inc. *	9,172	333,402
		623,544,112

Real Estate 3.6%
Acadia Realty Trust	23,300	572,248
Agree Realty Corp.	7,373	354,936
Alexander & Baldwin, Inc.	22,582	598,875
Alexander’s, Inc.	1,396	507,251
Alexandria Real Estate Equities, Inc.	27,225	3,531,082
Altisource Portfolio Solutions S.A. *(b)	3,227	90,356
Altisource Residential Corp.	16,297	179,430
American Assets Trust, Inc.	11,488	405,067
American Campus Communities, Inc.	40,300	1,549,938
American Homes 4 Rent, Class A	69,593	1,446,838
American Realty Investors, Inc. *	1,537	20,580
American Tower Corp.	115,832	17,108,386
Apartment Investment & Management Co., Class A	46,486	1,944,974
Apple Hospitality REIT, Inc.	52,370	1,020,691
Armada Hoffler Properties, Inc.	12,316	177,227
Ashford Hospitality Prime, Inc.	9,906	89,352
Ashford Hospitality Trust, Inc.	25,645	165,154
AvalonBay Communities, Inc.	36,393	6,201,367
Boston Properties, Inc.	41,377	5,118,749
Brandywine Realty Trust	45,663	819,194
Brixmor Property Group, Inc.	87,674	1,422,949
Camden Property Trust	25,000	2,164,000
CareTrust REIT, Inc.	20,829	330,973
CatchMark Timber Trust, Inc., Class A	13,467	177,360
CBL & Associates Properties, Inc.	44,357	246,625

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CBRE Group, Inc., Class A *	78,822	3,601,377
Cedar Realty Trust, Inc.	24,191	123,616
Chatham Lodging Trust	11,239	251,754
Chesapeake Lodging Trust	15,510	424,509
CIM Commercial Trust Corp.	9,700	165,385
City Office REIT, Inc.	7,680	89,702
Colony NorthStar, Inc., Class A	149,352	1,341,181
Columbia Property Trust, Inc.	30,300	663,267
Community Healthcare Trust, Inc.	5,328	141,938
Consolidated-Tomoka Land Co.	2,000	132,340
CoreCivic, Inc.	30,985	719,162
CorEnergy Infrastructure Trust, Inc.	3,577	137,106
CoreSite Realty Corp.	9,911	1,073,560
Corporate Office Properties Trust	25,202	688,015
Cousins Properties, Inc.	105,569	950,121
Crown Castle International Corp.	109,163	12,310,312
CubeSmart	47,313	1,302,527
CyrusOne, Inc.	26,217	1,512,459
DCT Industrial Trust, Inc.	27,425	1,623,286
DDR Corp.	82,784	672,206
DiamondRock Hospitality Co.	51,249	602,688
Digital Realty Trust, Inc.	54,993	6,156,466
Douglas Emmett, Inc.	43,748	1,691,735
Duke Realty Corp.	95,744	2,528,599
Easterly Government Properties, Inc.	11,161	232,484
EastGroup Properties, Inc.	9,122	791,881
Education Realty Trust, Inc.	19,995	660,435
Empire State Realty Trust, Inc., Class A	34,208	668,766
EPR Properties	16,224	958,189
Equinix, Inc.	20,982	9,550,797
Equity Commonwealth *	29,652	886,891
Equity LifeStyle Properties, Inc.	23,866	2,060,113
Equity Residential	100,811	6,210,966
Essex Property Trust, Inc.	17,361	4,044,766
Extra Space Storage, Inc.	34,245	2,858,773
Farmland Partners, Inc. (b)	11,264	91,802
Federal Realty Investment Trust	19,596	2,367,197
First Industrial Realty Trust, Inc.	30,136	929,997
Forest City Realty Trust, Inc., Class A	73,847	1,733,189
Forestar Group, Inc. *	2,213	53,997
Four Corners Property Trust, Inc.	16,701	394,144
Franklin Street Properties Corp.	43,130	437,338
FRP Holdings, Inc. *	8,500	424,575
Gaming & Leisure Properties, Inc.	58,648	2,137,133
Getty Realty Corp.	9,552	250,644
GGP, Inc.	166,052	3,824,178
Gladstone Commercial Corp.	10,000	190,000
Global Net Lease, Inc.	17,389	318,914
Government Properties Income Trust	26,331	451,840
Gramercy Property Trust	40,878	1,031,761
Griffin Industrial Realty, Inc.	300	11,130
HCP, Inc.	125,170	3,014,094
Healthcare Realty Trust, Inc.	32,227	962,620
Healthcare Trust of America, Inc., Class A	56,397	1,557,121
Hersha Hospitality Trust	10,000	185,500
HFF, Inc., Class A	9,800	482,258
Highwoods Properties, Inc.	25,991	1,244,449
Hospitality Properties Trust	49,673	1,411,210
Host Hotels & Resorts, Inc.	195,700	4,062,732
Hudson Pacific Properties, Inc.	39,100	1,250,027
Independence Realty Trust, Inc.	30,867	283,668
InfraREIT, Inc.	11,055	209,824
Investors Real Estate Trust	37,463	212,415
Invitation Homes, Inc.	84,586	1,902,339
Iron Mountain, Inc.	75,664	2,650,510
iStar, Inc. *	15,169	160,033
JBG SMITH Properties	27,593	931,264
Jones Lang LaSalle, Inc.	11,503	1,798,494
Kennedy-Wilson Holdings, Inc.	33,911	601,920
Security	Number of Shares	Value ($)
Kilroy Realty Corp.	26,600	1,897,112
Kimco Realty Corp.	118,376	1,883,362
Kite Realty Group Trust	23,083	389,179
Lamar Advertising Co., Class A	23,151	1,666,872
LaSalle Hotel Properties	28,871	881,720
Lexington Realty Trust	60,193	542,941
Liberty Property Trust	37,040	1,533,826
Life Storage, Inc.	12,218	1,015,316
LTC Properties, Inc.	10,558	432,667
Mack-Cali Realty Corp.	23,989	481,459
Marcus & Millichap, Inc. *	4,070	132,886
Maui Land & Pineapple Co., Inc. *	3,129	43,024
MedEquities Realty Trust, Inc.	9,955	108,709
Medical Properties Trust, Inc.	93,094	1,217,670
Mid-America Apartment Communities, Inc.	30,166	2,876,931
Monmouth Real Estate Investment Corp.	18,100	309,329
National Health Investors, Inc.	10,560	744,797
National Retail Properties, Inc.	42,430	1,683,622
National Storage Affiliates Trust	12,211	309,793
New Century Financial Corp. *(e)	3,600	—
New Senior Investment Group, Inc.	20,583	157,666
NexPoint Residential Trust, Inc.	6,034	159,961
NorthStar Realty Europe Corp.	15,816	188,685
Omega Healthcare Investors, Inc. (b)	54,294	1,468,110
One Liberty Properties, Inc.	6,071	148,375
Outfront Media, Inc.	41,403	927,427
Paramount Group, Inc.	51,614	775,758
Park Hotels & Resorts, Inc.	41,621	1,203,263
Pebblebrook Hotel Trust	17,801	694,239
Pennsylvania Real Estate Investment Trust	18,917	211,114
Physicians Realty Trust	46,000	749,800
Piedmont Office Realty Trust, Inc., Class A	35,283	688,724
Potlatch Corp.	10,488	554,815
Preferred Apartment Communities, Inc., Class A	9,686	161,466
Prologis, Inc.	142,080	9,250,829
PS Business Parks, Inc.	6,633	809,956
Public Storage	40,282	7,885,604
QTS Realty Trust, Inc., Class A	13,289	661,792
Quality Care Properties, Inc. *	24,515	330,952
RAIT Financial Trust	16,199	10,351
Ramco-Gershenson Properties Trust	22,500	297,450
Rayonier, Inc.	34,066	1,105,782
RE/MAX Holdings, Inc., Class A	4,605	227,257
Realogy Holdings Corp.	33,903	932,672
Realty Income Corp.	77,749	4,135,469
Regency Centers Corp.	40,795	2,566,413
Retail Opportunity Investments Corp.	29,100	534,567
Retail Properties of America, Inc., Class A	60,000	723,000
Rexford Industrial Realty, Inc.	20,906	620,699
RLJ Lodging Trust	45,113	1,043,013
Ryman Hospitality Properties, Inc.	13,315	1,019,263
Sabra Health Care REIT, Inc.	48,050	869,705
Saul Centers, Inc.	4,700	257,231
SBA Communications Corp. *	31,234	5,450,333
Select Income REIT	17,950	401,362
Senior Housing Properties Trust	68,052	1,179,341
Seritage Growth Properties, Class A (b)	6,954	286,505
Simon Property Group, Inc.	83,726	13,678,317
SL Green Realty Corp.	25,150	2,528,078
Spirit Realty Capital, Inc.	117,113	956,813
STAG Industrial, Inc.	24,168	611,934
STORE Capital Corp.	43,047	1,055,082
Summit Hotel Properties, Inc.	27,700	429,073
Sun Communities, Inc.	21,816	1,938,133
Sunstone Hotel Investors, Inc.	58,060	978,311
Tanger Factory Outlet Centers, Inc.	24,988	629,198
Taubman Centers, Inc.	15,996	986,153
Tejon Ranch Co. *	3,674	80,130

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Terreno Realty Corp.	14,628	520,757
The GEO Group, Inc.	32,619	735,558
The Howard Hughes Corp. *	10,000	1,259,600
The Macerich Co.	31,366	2,025,303
The RMR Group, Inc., Class A	1,889	122,313
The St. Joe Co. *	18,800	353,440
Tier REIT, Inc.	13,943	270,634
UDR, Inc.	71,259	2,603,091
UMH Properties, Inc.	7,900	105,702
Uniti Group, Inc.	42,753	676,780
Universal Health Realty Income Trust	3,715	247,233
Urban Edge Properties	30,146	704,813
Urstadt Biddle Properties, Inc., Class A	9,781	189,947
Ventas, Inc.	95,041	5,319,445
VEREIT, Inc.	250,553	1,803,982
Vornado Realty Trust	45,652	3,272,335
Washington Prime Group, Inc.	48,825	321,269
Washington Real Estate Investment Trust	21,093	604,525
Weingarten Realty Investors	36,972	1,092,523
Welltower, Inc.	98,076	5,881,618
Weyerhaeuser Co.	201,623	7,568,927
Whitestone REIT	10,368	136,236
WP Carey, Inc.	29,600	1,918,376
Xenia Hotels & Resorts, Inc.	27,863	618,559
		280,703,643

Retailing 5.6%
1-800-FLOWERS.COM, Inc., Class A *	10,904	113,674
Aaron’s, Inc.	16,163	660,905
Abercrombie & Fitch Co., Class A	17,670	365,946
Advance Auto Parts, Inc.	20,347	2,380,395
Amazon.com, Inc. *	107,665	156,210,072
America’s Car-Mart, Inc. *	2,070	95,427
American Eagle Outfitters, Inc.	50,708	912,744
Asbury Automotive Group, Inc. *	4,791	348,066
Ascena Retail Group, Inc. *	34,141	73,745
AutoNation, Inc. *	15,277	919,981
AutoZone, Inc. *	7,392	5,658,132
Barnes & Noble Education, Inc. *	11,182	74,360
Barnes & Noble, Inc.	16,068	75,520
Bed Bath & Beyond, Inc.	44,334	1,023,229
Best Buy Co., Inc.	68,526	5,006,510
Big Lots, Inc.	10,668	648,401
Burlington Stores, Inc. *	18,570	2,260,155
Caleres, Inc.	11,514	341,275
Camping World Holdings, Inc., Class A	8,148	364,623
CarMax, Inc. *	48,511	3,462,230
Carvana Co. *	4,447	84,893
Chico’s FAS, Inc.	34,428	327,410
Citi Trends, Inc.	3,906	91,830
Conn’s, Inc. *	7,143	237,862
Core-Mark Holding Co., Inc.	12,227	270,094
Dick’s Sporting Goods, Inc.	21,482	675,824
Dillard’s, Inc., Class A (b)	5,479	370,161
Dollar General Corp.	70,673	7,287,800
Dollar Tree, Inc. *	62,646	7,204,290
DSW, Inc., Class A	18,936	379,288
Expedia, Inc.	32,937	4,216,265
Express, Inc. *	20,816	145,296
Five Below, Inc. *	14,305	928,824
Floor & Decor Holdings, Inc., Class A *	8,730	409,437
Foot Locker, Inc.	35,393	1,739,566
Francesca’s Holdings Corp. *	13,300	77,539
Fred’s, Inc., Class A (b)	6,700	22,177
FTD Cos., Inc. *	8,070	47,290
GameStop Corp., Class A	25,883	435,093
Genesco, Inc. *	5,469	190,595
Genuine Parts Co.	39,390	4,099,317
Security	Number of Shares	Value ($)
GNC Holdings, Inc., Class A *(b)	19,716	85,765
Group 1 Automotive, Inc.	5,069	397,663
Groupon, Inc. *	103,903	549,647
Guess?, Inc.	16,800	308,616
Haverty Furniture Cos., Inc.	5,712	127,378
Hibbett Sports, Inc. *	5,715	129,159
J.C. Penney Co., Inc. *(b)	75,000	278,250
Kirkland’s, Inc. *	5,229	55,480
Kohl’s Corp.	46,177	2,990,884
L Brands, Inc.	65,532	3,282,498
Lands’ End, Inc. *	5,100	85,680
Liberty Expedia Holdings, Inc., Class A *	14,164	664,150
Liberty Interactive Corp., QVC Group, Class A *	129,925	3,649,593
Liberty TripAdvisor Holdings, Inc., Class A *	20,323	178,842
Liberty Ventures, Series A *	22,980	1,354,211
Lithia Motors, Inc., Class A	6,232	778,751
LKQ Corp. *	86,880	3,651,566
Lowe’s Cos., Inc.	223,445	23,401,395
Lumber Liquidators Holdings, Inc. *	7,601	212,372
Macy’s, Inc.	80,173	2,080,489
MarineMax, Inc. *	6,661	152,870
Monro, Inc.	8,685	490,702
Murphy USA, Inc. *	8,334	710,974
National Vision Holdings, Inc. *	3,879	151,746
Netflix, Inc. *	116,375	31,456,162
Nordstrom, Inc.	29,909	1,474,813
Nutrisystem, Inc.	7,876	340,637
O'Reilly Automotive, Inc. *	22,914	6,065,107
Office Depot, Inc.	133,796	434,837
Ollie’s Bargain Outlet Holdings, Inc. *	13,047	724,761
Overstock.com, Inc. *	4,291	294,792
Party City Holdco, Inc. *	9,246	134,067
Penske Automotive Group, Inc.	12,400	647,156
PetMed Express, Inc.	5,544	250,589
Pier 1 Imports, Inc.	22,555	74,883
Pool Corp.	11,229	1,518,610
Rent-A-Center, Inc. (b)	14,742	159,656
RH *	4,898	460,363
Ross Stores, Inc.	104,526	8,611,897
Sally Beauty Holdings, Inc. *	33,542	557,133
Sears Holdings Corp. *	7,787	20,013
Shoe Carnival, Inc.	3,214	73,440
Shutterfly, Inc. *	8,539	581,933
Signet Jewelers Ltd.	15,656	828,202
Sleep Number Corp. *	10,441	392,999
Sonic Automotive, Inc., Class A	7,037	151,647
Tailored Brands, Inc.	13,066	316,067
Target Corp.	146,689	11,033,947
The Buckle, Inc.	7,969	159,778
The Cato Corp., Class A	7,100	84,348
The Children’s Place, Inc.	4,501	674,250
The Finish Line, Inc., Class A	10,893	123,418
The Gap, Inc.	59,113	1,964,916
The Home Depot, Inc.	315,052	63,293,947
The Michaels Cos., Inc. *	28,883	776,086
The Priceline Group, Inc. *	13,199	25,237,148
The TJX Cos., Inc.	170,638	13,705,644
Tiffany & Co.	27,328	2,914,531
Tile Shop Holdings, Inc.	13,900	129,965
Tractor Supply Co.	33,838	2,580,147
Trans World Entertainment Corp. *	9,700	16,975
TripAdvisor, Inc. *	28,698	994,960
Tuesday Morning Corp. *(b)	10,800	31,320
Ulta Salon, Cosmetics & Fragrance, Inc. *	15,663	3,478,752
Urban Outfitters, Inc. *	21,004	716,446
Vitamin Shoppe, Inc. *	4,200	17,850
Wayfair, Inc., Class A *	10,938	1,006,405
Williams-Sonoma, Inc.	20,013	1,025,266

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Winmark Corp.	768	102,912
Zumiez, Inc. *	5,244	108,813
		441,752,510

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. *	10,448	743,166
Advanced Micro Devices, Inc. *	220,543	3,030,261
Alpha & Omega Semiconductor Ltd. *	6,543	109,857
Amkor Technology, Inc. *	35,700	359,142
Analog Devices, Inc.	99,669	9,157,588
Applied Materials, Inc.	286,828	15,382,586
Axcelis Technologies, Inc. *	8,582	222,274
AXT, Inc. *	10,674	84,325
Broadcom Ltd.	109,077	27,054,368
Brooks Automation, Inc.	18,759	523,376
Cabot Microelectronics Corp.	6,693	681,950
Cavium, Inc. *	19,247	1,708,749
CEVA, Inc. *	6,184	272,096
Cirrus Logic, Inc. *	16,573	821,524
Cohu, Inc.	7,500	170,775
Cree, Inc. *	25,383	875,967
Cypress Semiconductor Corp.	92,381	1,597,267
Diodes, Inc. *	11,012	310,428
DSP Group, Inc. *	6,300	82,530
Entegris, Inc.	40,708	1,325,045
First Solar, Inc. *	22,379	1,503,197
FormFactor, Inc. *	19,922	285,881
GSI Technology, Inc. *	8,500	68,255
Ichor Holdings Ltd. *	4,900	156,408
Impinj, Inc. *	4,438	99,278
Inphi Corp. *	11,268	336,575
Integrated Device Technology, Inc. *	34,303	1,025,660
Intel Corp.	1,258,620	60,589,967
KLA-Tencor Corp.	42,709	4,689,448
Kopin Corp. *	19,600	65,072
Kulicke & Soffa Industries, Inc. *	23,000	529,230
Lam Research Corp.	43,732	8,375,553
Lattice Semiconductor Corp. *	35,433	230,669
MACOM Technology Solutions Holdings, Inc. *	10,984	341,602
Marvell Technology Group Ltd.	116,400	2,715,612
Maxim Integrated Products, Inc.	76,801	4,684,861
MaxLinear, Inc. *	16,514	425,896
Microchip Technology, Inc.	61,812	5,885,741
Micron Technology, Inc. *	310,794	13,587,914
Microsemi Corp. *	32,355	1,999,215
MKS Instruments, Inc.	15,200	1,554,960
Monolithic Power Systems, Inc.	11,490	1,368,689
Nanometrics, Inc. *	7,752	192,017
NVE Corp.	1,664	139,476
NVIDIA Corp.	163,085	40,086,293
ON Semiconductor Corp. *	114,253	2,826,619
PDF Solutions, Inc. *	9,699	132,682
Photronics, Inc. *	18,000	151,200
Power Integrations, Inc.	8,006	598,048
Qorvo, Inc. *	34,598	2,483,098
QUALCOMM, Inc.	395,441	26,988,848
Rambus, Inc. *	28,897	364,969
Rudolph Technologies, Inc. *	9,279	243,110
Semtech Corp. *	17,735	634,913
Silicon Laboratories, Inc. *	12,798	1,231,168
Skyworks Solutions, Inc.	50,117	4,871,874
SolarEdge Technologies, Inc. *	9,343	335,414
SunPower Corp. *(b)	15,500	122,915
Synaptics, Inc. *	9,360	405,662
Teradyne, Inc.	53,838	2,467,934
Texas Instruments, Inc.	264,198	28,974,595
Ultra Clean Holdings, Inc. *	9,109	197,574
Security	Number of Shares	Value ($)
Veeco Instruments, Inc. *	13,473	224,325
Versum Materials, Inc.	31,442	1,157,066
Xcerra Corp. *	12,951	129,251
Xilinx, Inc.	67,966	4,962,877
Xperi Corp.	13,448	301,908
		295,256,793

Software & Services 14.1%
2U, Inc. *	15,887	1,179,928
8x8, Inc. *	25,000	442,500
A10 Networks, Inc. *	15,072	92,391
Accenture plc, Class A	165,747	26,635,543
ACI Worldwide, Inc. *	31,133	729,758
Activision Blizzard, Inc.	203,286	15,069,591
Actua Corp. *	8,050	125,580
Acxiom Corp. *	21,016	568,903
Adobe Systems, Inc. *	132,690	26,506,154
Agilysys, Inc. *	8,460	101,520
Akamai Technologies, Inc. *	45,587	3,053,873
Alarm.com Holdings, Inc. *	7,095	272,306
Alliance Data Systems Corp.	12,974	3,329,907
Alphabet, Inc., Class A *	80,072	94,662,720
Alphabet, Inc., Class C *	81,125	94,911,383
Altair Engineering, Inc., Class A *	8,460	225,036
Alteryx, Inc., Class A *	6,710	183,854
American Software, Inc., Class A	9,461	118,546
ANGI Homeservices, Inc., Class A *(b)	14,595	194,989
ANSYS, Inc. *	22,969	3,712,939
Appfolio, Inc., Class A *	3,289	139,289
Appian Corp. *(b)	2,930	90,830
Aspen Technology, Inc. *	20,576	1,593,611
Autodesk, Inc. *	59,389	6,866,556
Automatic Data Processing, Inc.	119,580	14,783,675
Barracuda Networks, Inc. *	9,847	271,285
Bazaarvoice, Inc. *	25,401	139,706
Benefitfocus, Inc. *	6,772	170,654
Black Knight, Inc. *	32,191	1,593,455
Blackbaud, Inc.	12,547	1,202,254
Blackhawk Network Holdings, Inc. *	15,097	686,159
Blackline, Inc. *	9,744	323,793
Blucora, Inc. *	13,324	325,106
Booz Allen Hamilton Holding Corp.	37,858	1,483,276
Bottomline Technologies de, Inc. *	12,300	448,950
Box, Inc., Class A *	36,916	821,012
Broadridge Financial Solutions, Inc.	31,699	3,056,101
BroadSoft, Inc. *	7,887	432,996
CA, Inc.	84,524	3,030,185
CACI International, Inc., Class A *	6,700	941,685
Cadence Design Systems, Inc. *	76,100	3,413,846
Callidus Software, Inc. *	18,408	661,768
Carbonite, Inc. *	6,509	164,027
Cardtronics plc, Class A *	12,445	304,405
Care.com, Inc. *	4,500	82,530
Cargurus, Inc. *(b)	3,542	118,657
Cars.com, Inc. *	18,805	558,320
Cass Information Systems, Inc.	3,141	182,021
CDK Global, Inc.	37,734	2,690,057
Cision Ltd. *	13,716	163,083
Citrix Systems, Inc. *	38,021	3,526,828
Cloudera, Inc. *	26,700	499,824
Cognizant Technology Solutions Corp., Class A	156,874	12,233,035
CommerceHub, Inc., Series A *	2,534	51,237
CommerceHub, Inc., Series C *	8,977	173,166
CommVault Systems, Inc. *	11,315	603,655
Conduent, Inc. *	51,961	852,160
Convergys Corp.	23,759	552,872
CoreLogic, Inc. *	21,407	1,013,836

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cornerstone OnDemand, Inc. *	14,188	583,552
CoStar Group, Inc. *	9,755	3,376,303
Coupa Software, Inc. *	7,434	284,202
CSG Systems International, Inc.	8,900	402,013
CSRA, Inc.	45,666	1,519,764
Dell Technologies, Inc., Class V *	54,299	3,893,238
Digimarc Corp. *	3,542	109,448
DST Systems, Inc.	15,634	1,303,407
DXC Technology Co.	76,559	7,621,448
eBay, Inc. *	258,823	10,503,037
Ebix, Inc.	5,813	477,247
Edgewater Technology, Inc. *	767	4,587
Electronic Arts, Inc. *	83,346	10,581,608
Ellie Mae, Inc. *	9,028	844,118
Endurance International Group Holdings, Inc. *	22,190	184,177
Envestnet, Inc. *	11,876	638,335
EPAM Systems, Inc. *	14,042	1,649,654
Etsy, Inc. *	29,257	548,861
Euronet Worldwide, Inc. *	14,988	1,406,924
Everbridge, Inc. *	4,999	161,368
Everi Holdings, Inc. *	19,772	153,035
EVERTEC, Inc.	22,100	345,865
ExlService Holdings, Inc. *	9,118	553,919
Facebook, Inc., Class A *	641,220	119,837,606
Fair Isaac Corp.	7,702	1,329,827
Fidelity National Information Services, Inc.	89,068	9,117,000
FireEye, Inc. *	45,785	690,438
First Data Corp., Class A *	121,300	2,147,010
Fiserv, Inc. *	56,039	7,892,533
Five9, Inc. *	14,701	382,373
FleetCor Technologies, Inc. *	23,824	5,062,600
Fortinet, Inc. *	41,245	1,898,920
Gartner, Inc. *	24,525	3,402,599
Genpact Ltd.	39,285	1,333,333
Global Payments, Inc.	42,130	4,709,291
Glu Mobile, Inc. *	38,900	145,486
GoDaddy, Inc., Class A *	29,547	1,631,881
Gogo, Inc. *(b)	16,000	154,240
GrubHub, Inc. *	24,239	1,751,268
GSE Systems, Inc. *	2,424	7,999
GTT Communications, Inc. *	8,754	403,997
Guidewire Software, Inc. *	21,000	1,668,450
Hortonworks, Inc. *	13,071	260,766
HubSpot, Inc. *	9,080	881,214
IAC/InterActiveCorp *	21,900	3,174,843
Imperva, Inc. *	8,262	361,463
Information Services Group, Inc. *	16,112	68,637
Instructure, Inc. *	6,126	219,923
International Business Machines Corp.	231,484	37,893,931
Intuit, Inc.	65,163	10,940,868
j2 Global, Inc.	12,645	1,011,474
Jack Henry & Associates, Inc.	22,219	2,769,821
Leaf Group Ltd. *	5,920	51,800
Leidos Holdings, Inc.	39,307	2,617,846
Limelight Networks, Inc. *	22,060	96,623
Liquidity Services, Inc. *	15,481	74,309
LivePerson, Inc. *	15,471	184,878
LogMeIn, Inc.	14,577	1,833,787
Manhattan Associates, Inc. *	20,160	1,064,851
ManTech International Corp., Class A	7,038	366,469
MasterCard, Inc., Class A	249,093	42,096,717
Match Group, Inc. *(b)	15,872	554,568
MAXIMUS, Inc.	16,872	1,150,333
Microsoft Corp.	2,074,610	197,108,696
MicroStrategy, Inc., Class A *	2,528	348,181
MINDBODY, Inc., Class A *	8,064	283,450
Mitek Systems, Inc. *	10,165	79,287
Model N, Inc. *	7,661	114,532
Security	Number of Shares	Value ($)
MoneyGram International, Inc. *	9,037	109,167
Monotype Imaging Holdings, Inc.	11,386	272,695
MuleSoft, Inc., Class A *	12,428	305,480
New Relic, Inc. *	11,356	678,294
NIC, Inc.	18,419	305,755
Nuance Communications, Inc. *	68,685	1,223,280
Nutanix, Inc., Class A *	16,000	513,600
Okta, Inc. *	13,557	399,254
Oracle Corp.	818,547	42,228,840
Pandora Media, Inc. *	72,500	346,550
Paychex, Inc.	85,535	5,837,764
Paycom Software, Inc. *	12,420	1,138,169
Paylocity Holding Corp. *	7,489	391,600
PayPal Holdings, Inc. *	303,914	25,929,942
Pegasystems, Inc.	9,644	490,397
Perficient, Inc. *	10,300	199,511
Presidio, Inc. *	9,102	166,658
PRGX Global, Inc. *	11,000	83,600
Progress Software Corp.	12,646	630,150
Proofpoint, Inc. *	13,228	1,349,521
PROS Holdings, Inc. *	7,826	227,267
PTC, Inc. *	32,070	2,330,848
Q2 Holdings, Inc. *	12,590	533,187
QAD, Inc., Class A	3,753	161,754
Qualys, Inc. *	8,578	536,125
QuinStreet, Inc. *	10,517	98,124
Quotient Technology, Inc. *	21,178	249,900
Rapid7, Inc. *	6,779	162,560
RealPage, Inc. *	15,640	778,090
Red Hat, Inc. *	47,572	6,250,009
Reis, Inc.	4,049	84,017
RingCentral, Inc., Class A *	17,218	934,937
Sabre Corp.	54,298	1,127,769
salesforce.com, Inc. *	183,143	20,861,819
Science Applications International Corp.	11,785	903,320
ServiceNow, Inc. *	47,154	7,019,816
ServiceSource International, Inc. *	26,733	90,892
Shutterstock, Inc. *	5,148	227,850
Snap, Inc., Class A *(b)	60,672	820,285
Splunk, Inc. *	38,356	3,542,944
SPS Commerce, Inc. *	6,500	341,900
Square, Inc., Class A *	73,959	3,469,417
SS&C Technologies Holdings, Inc.	47,048	2,365,573
Stamps.com, Inc. *	4,223	860,859
StarTek, Inc. *	3,900	48,750
Switch, Inc., Class A	9,655	156,604
Sykes Enterprises, Inc. *	11,026	342,027
Symantec Corp.	168,356	4,584,334
Synchronoss Technologies, Inc. *	12,110	97,364
Synopsys, Inc. *	39,927	3,697,639
Syntel, Inc. *	10,835	244,329
Tableau Software, Inc., Class A *	16,270	1,249,699
Take-Two Interactive Software, Inc. *	30,420	3,853,301
Teradata Corp. *	31,262	1,266,111
The Hackett Group, Inc.	7,200	115,272
The Trade Desk, Inc., Class A *(b)	5,504	266,834
The Ultimate Software Group, Inc. *	7,980	1,858,462
The Western Union Co.	128,932	2,680,496
TiVo Corp.	32,358	451,394
Total System Services, Inc.	44,504	3,954,625
Travelport Worldwide Ltd.	33,417	454,805
TrueCar, Inc. *	21,107	248,852
TTEC Holdings, Inc.	4,849	192,505
Twilio, Inc., Class A *	18,066	474,052
Twitter, Inc. *	171,469	4,425,615
Tyler Technologies, Inc. *	9,846	1,984,067
Unisys Corp. *	18,200	161,980
Varonis Systems, Inc. *	5,590	303,537
VASCO Data Security International, Inc. *	9,200	132,480

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Verint Systems, Inc. *	17,105	714,134
VeriSign, Inc. *	23,149	2,660,283
Virtusa Corp. *	7,262	324,030
Visa, Inc., Class A	486,797	60,474,791
VMware, Inc., Class A *	19,507	2,414,772
Web.com Group, Inc. *	14,122	328,337
WEX, Inc. *	10,338	1,600,426
Workday, Inc., Class A *	36,171	4,336,541
Workiva, Inc. *	8,050	179,515
Worldpay, Inc., Class A *	78,989	6,343,607
XO Group, Inc. *	8,056	153,870
Yelp, Inc. *	20,059	878,985
Zendesk, Inc. *	27,000	1,040,040
Zillow Group, Inc., Class A *	17,469	782,437
Zillow Group, Inc., Class C *	26,594	1,182,369
Zynga, Inc., Class A *	212,600	761,108
		1,108,685,422

Technology Hardware & Equipment 5.4%
3D Systems Corp. *(b)	30,548	312,812
Acacia Communications, Inc. *(b)	5,220	192,670
ADTRAN, Inc.	13,649	218,384
Amphenol Corp., Class A	82,958	7,696,014
Anixter International, Inc. *	7,631	638,715
Apple, Inc.	1,381,022	231,224,513
Applied Optoelectronics, Inc. *(b)	6,000	194,340
Arista Networks, Inc. *	12,630	3,483,607
ARRIS International plc *	50,235	1,270,945
Arrow Electronics, Inc. *	22,493	1,829,581
Avnet, Inc.	30,618	1,301,265
AVX Corp.	14,000	251,160
Badger Meter, Inc.	8,000	385,600
Belden, Inc.	11,044	936,200
Benchmark Electronics, Inc. *	13,708	396,847
CalAmp Corp. *	10,260	251,165
CDW Corp.	41,194	3,080,899
Ciena Corp. *	43,161	918,466
Cisco Systems, Inc.	1,326,759	55,113,569
Cognex Corp.	46,553	2,903,511
Coherent, Inc. *	6,789	1,761,881
CommScope Holding Co., Inc. *	53,282	2,058,284
Communications Systems, Inc.	53,328	186,648
Comtech Telecommunications Corp.	6,802	147,127
Control4 Corp. *	5,383	145,933
Corning, Inc.	230,785	7,205,108
Cray, Inc. *	11,099	269,151
CTS Corp.	10,207	280,693
CUI Global, Inc. *	56,600	156,216
Daktronics, Inc.	14,170	131,214
Diebold Nixdorf, Inc.	20,377	375,956
Digi International, Inc. *	9,100	94,185
Dolby Laboratories, Inc., Class A	17,590	1,131,741
Eastman Kodak Co. *	10,651	84,675
EchoStar Corp., Class A *	15,207	928,539
Electro Scientific Industries, Inc. *	9,900	231,858
Electronics For Imaging, Inc. *	12,455	364,184
ePlus, Inc. *	3,969	306,407
Extreme Networks, Inc. *	36,200	544,086
F5 Networks, Inc. *	17,310	2,501,987
Fabrinet *	11,108	275,589
FARO Technologies, Inc. *	4,650	250,635
Finisar Corp. *	29,702	533,448
Fitbit, Inc., Class A *	46,078	237,302
FLIR Systems, Inc.	38,050	1,948,540
Harmonic, Inc. *	28,370	103,551
Hewlett Packard Enterprise Co.	435,636	7,144,430
HP, Inc.	450,889	10,514,731
I.D. Systems, Inc. *	5,500	40,755
Security	Number of Shares	Value ($)
II-VI, Inc. *	14,385	613,520
Immersion Corp. *	10,166	105,523
Infinera Corp. *	40,484	261,931
Insight Enterprises, Inc. *	9,913	367,971
InterDigital, Inc.	9,143	713,611
IPG Photonics Corp. *	10,300	2,595,085
Itron, Inc. *	9,030	660,996
Jabil, Inc.	49,500	1,258,785
Juniper Networks, Inc.	102,124	2,670,543
KEMET Corp. *	11,973	243,770
Keysight Technologies, Inc. *	51,179	2,391,083
Kimball Electronics, Inc. *	6,825	126,263
Knowles Corp. *	24,307	370,439
Littelfuse, Inc.	6,549	1,423,360
Lumentum Holdings, Inc. *	16,130	746,819
Maxwell Technologies, Inc. *	14,267	82,606
Mesa Laboratories, Inc.	1,023	144,765
Methode Electronics, Inc.	9,500	388,075
Motorola Solutions, Inc.	43,993	4,375,544
MTS Systems Corp.	4,909	254,532
National Instruments Corp.	30,577	1,527,015
NCR Corp. *	31,551	1,183,478
Neonode, Inc. *	31,951	19,340
NetApp, Inc.	72,247	4,443,190
NETGEAR, Inc. *	8,409	586,107
NetScout Systems, Inc. *	22,924	653,334
Novanta, Inc. *	8,604	498,172
Oclaro, Inc. *	44,249	262,839
OSI Systems, Inc. *	4,732	312,691
Palo Alto Networks, Inc. *	24,837	3,921,017
Park Electrochemical Corp.	6,594	120,670
PC Connection, Inc.	4,382	114,808
PC-Tel, Inc. *	8,900	63,724
Plantronics, Inc.	12,172	718,026
Plexus Corp. *	9,034	539,781
Pure Storage, Inc., Class A *	33,300	670,662
Quantum Corp. *	15,625	96,719
Radisys Corp. *	3,500	3,045
Ribbon Communications, Inc. *	15,542	108,483
Richardson Electronics Ltd.	7,300	59,203
Rogers Corp. *	4,831	796,052
Sanmina Corp. *	19,400	507,310
ScanSource, Inc. *	7,330	250,686
Seagate Technology plc	77,333	4,268,782
Super Micro Computer, Inc. *	10,345	236,125
SYNNEX Corp.	7,567	928,698
Systemax, Inc.	3,800	117,990
TE Connectivity Ltd.	93,447	9,581,121
Tech Data Corp. *	10,057	1,008,415
TESSCO Technologies, Inc.	4,025	88,349
Trimble, Inc. *	68,686	3,029,053
TTM Technologies, Inc. *	24,486	403,774
Ubiquiti Networks, Inc. *(b)	6,097	491,845
Universal Display Corp.	11,400	1,817,160
USA Technologies, Inc. *	14,263	120,522
VeriFone Systems, Inc. *	29,314	518,272
ViaSat, Inc. *	14,120	1,067,754
Viavi Solutions, Inc. *	60,600	519,948
Vishay Intertechnology, Inc.	34,021	746,761
Vishay Precision Group, Inc. *	4,093	112,148
Western Digital Corp.	79,977	7,116,353
Xerox Corp.	54,825	1,871,177
Zebra Technologies Corp., Class A *	14,903	1,835,453
		425,686,390

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 1.8%
AT&T, Inc.	1,651,781	61,859,198
ATN International, Inc.	3,250	192,920
Boingo Wireless, Inc. *	14,710	356,717
CenturyLink, Inc.	266,311	4,742,999
Cincinnati Bell, Inc. *	12,293	212,054
Cogent Communications Holdings, Inc.	11,032	497,543
Consolidated Communications Holdings, Inc.	16,757	208,625
Frontier Communications Corp. (b)	19,211	157,338
General Communication, Inc., Class A *	7,306	306,341
Globalstar, Inc. *	108,677	114,111
Hawaiian Telcom Holdco, Inc. *	3,989	114,444
Iridium Communications, Inc. *	21,754	276,276
ORBCOMM, Inc. *	20,181	231,880
pdvWireless, Inc. *	2,756	94,806
Shenandoah Telecommunications Co.	12,393	421,362
Spok Holdings, Inc.	5,500	85,800
Sprint Corp. *	179,505	956,762
Straight Path Communications, Inc., Class B *	1,900	346,750
T-Mobile US, Inc. *	78,419	5,105,077
Telephone & Data Systems, Inc.	23,553	646,059
United States Cellular Corp. *	5,400	196,398
Verizon Communications, Inc.	1,096,144	59,268,506
Vonage Holdings Corp. *	54,575	610,694
Windstream Holdings, Inc.	53,040	87,516
Zayo Group Holdings, Inc. *	51,063	1,874,012
		138,964,188

Transportation 2.1%
Air Transport Services Group, Inc. *	12,727	316,393
Alaska Air Group, Inc.	35,433	2,329,011
Allegiant Travel Co.	4,000	637,000
AMERCO	1,800	657,144
American Airlines Group, Inc.	114,938	6,243,432
ArcBest Corp.	7,080	251,694
Atlas Air Worldwide Holdings, Inc. *	6,500	365,950
Avis Budget Group, Inc. *	18,531	833,154
C.H. Robinson Worldwide, Inc.	37,234	3,405,422
Celadon Group, Inc.	8,890	49,340
Covenant Transport Group, Inc., Class A *	3,000	87,990
CSX Corp.	239,326	13,586,537
Daseke, Inc. *	11,484	155,034
Delta Air Lines, Inc.	177,327	10,066,854
Echo Global Logistics, Inc. *	7,245	211,554
Expeditors International of Washington, Inc.	47,406	3,079,020
FedEx Corp.	66,130	17,357,802
Forward Air Corp.	8,241	500,311
Genesee & Wyoming, Inc., Class A *	15,730	1,256,041
Hawaiian Holdings, Inc.	13,858	517,596
Heartland Express, Inc.	13,421	304,523
Hertz Global Holdings, Inc. *	21,781	499,438
Hub Group, Inc., Class A *	8,962	430,624
JB Hunt Transport Services, Inc.	23,039	2,783,802
JetBlue Airways Corp. *	82,555	1,722,097
Kansas City Southern	27,555	3,117,297
Kirby Corp. *	13,942	1,044,256
Knight-Swift Transportation Holdings, Inc.	38,399	1,911,886
Landstar System, Inc.	11,937	1,325,604
Macquarie Infrastructure Corp.	20,386	1,352,611
Marten Transport Ltd.	11,035	256,012
Matson, Inc.	14,300	489,203
Norfolk Southern Corp.	77,231	11,652,613
Old Dominion Freight Line, Inc.	18,119	2,653,528
Roadrunner Transportation Systems, Inc. *	4,900	27,293
Security	Number of Shares	Value ($)
Ryder System, Inc.	13,481	1,173,251
Saia, Inc. *	6,874	519,331
Schneider National, Inc., Class B	8,373	245,161
SkyWest, Inc.	14,300	797,225
Southwest Airlines Co.	147,130	8,945,504
Spirit Airlines, Inc. *	18,160	764,899
Union Pacific Corp.	211,649	28,255,142
United Continental Holdings, Inc. *	66,817	4,531,529
United Parcel Service, Inc., Class B	184,661	23,511,039
Universal Logistics Holdings, Inc.	3,300	76,725
Werner Enterprises, Inc.	11,686	475,620
XPO Logistics, Inc. *	27,141	2,563,196
YRC Worldwide, Inc. *	8,600	137,342
		163,474,030

Utilities 2.7%
AES Corp.	181,811	2,101,735
ALLETE, Inc.	13,597	984,967
Alliant Energy Corp.	64,400	2,559,900
Ameren Corp.	66,224	3,750,265
American Electric Power Co., Inc.	129,661	8,918,084
American States Water Co.	12,210	674,236
American Water Works Co., Inc.	46,321	3,852,518
Aqua America, Inc.	50,267	1,820,168
Artesian Resources Corp., Class A	4,000	148,720
Atmos Energy Corp.	31,090	2,577,361
Avangrid, Inc.	18,024	878,129
Avista Corp.	15,800	795,688
Black Hills Corp.	13,400	744,370
Cadiz, Inc. *(b)	6,356	92,480
California Water Service Group	13,287	540,781
Calpine Corp. *	92,512	1,396,006
CenterPoint Energy, Inc.	114,277	3,220,326
Chesapeake Utilities Corp.	4,786	351,771
CMS Energy Corp.	73,259	3,278,340
Connecticut Water Service, Inc.	3,873	205,463
Consolidated Edison, Inc.	82,775	6,651,799
Dominion Energy, Inc.	172,552	13,189,875
DTE Energy Co.	46,657	4,928,845
Duke Energy Corp.	187,207	14,695,749
Dynegy, Inc. *	35,246	441,280
Edison International	86,457	5,406,156
El Paso Electric Co.	11,300	589,860
Entergy Corp.	49,509	3,895,863
Eversource Energy	86,634	5,465,739
Evoqua Water Technologies Corp. *	6,998	159,974
Exelon Corp.	256,913	9,893,720
FirstEnergy Corp.	122,356	4,025,512
Genie Energy Ltd., Class B	12,800	55,936
Great Plains Energy, Inc.	58,575	1,822,854
Hawaiian Electric Industries, Inc.	29,118	993,215
IDACORP, Inc.	15,700	1,354,596
MDU Resources Group, Inc.	56,070	1,484,734
MGE Energy, Inc.	9,950	595,010
Middlesex Water Co.	5,268	198,393
National Fuel Gas Co.	22,180	1,236,535
New Jersey Resources Corp.	22,869	887,317
NextEra Energy, Inc.	125,967	19,955,692
NiSource, Inc.	95,479	2,356,422
Northwest Natural Gas Co.	7,913	453,811
NorthWestern Corp.	12,721	691,259
NRG Energy, Inc.	82,079	2,134,875
NRG Yield, Inc., Class A	8,300	156,289
NRG Yield, Inc., Class C	26,071	492,742
OGE Energy Corp.	51,299	1,651,828
ONE Gas, Inc.	13,888	983,687
Ormat Technologies, Inc.	9,744	682,860
Otter Tail Corp.	11,773	501,530

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pattern Energy Group, Inc.	24,002	494,921
PG&E Corp.	136,758	5,802,642
Pinnacle West Capital Corp.	30,483	2,437,116
PNM Resources, Inc.	24,000	914,400
Portland General Electric Co.	23,208	982,859
PPL Corp.	179,645	5,725,286
Public Service Enterprise Group, Inc.	136,310	7,070,400
Pure Cycle Corp. *	8,000	69,200
SCANA Corp.	39,105	1,589,227
Sempra Energy	67,322	7,204,800
SJW Group.	6,170	369,213
South Jersey Industries, Inc.	21,679	638,230
Southwest Gas Holdings, Inc.	12,585	926,004
Spire, Inc.	12,806	851,599
TerraForm Power, Inc., Class A	13,888	151,379
The Southern Co.	269,796	12,170,498
The York Water Co.	4,611	145,938
UGI Corp.	44,400	2,032,188
Unitil Corp.	4,900	216,629
Vectren Corp.	24,298	1,473,188
Vistra Energy Corp. *	72,681	1,417,279
WEC Energy Group, Inc.	83,913	5,395,606
Westar Energy, Inc.	39,149	2,022,437
WGL Holdings, Inc.	12,347	1,039,864
Xcel Energy, Inc.	136,075	6,210,463
		214,276,631
Total Common Stock
(Cost $4,395,475,319)		7,843,735,293

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(e)	18,400	1,527

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(e)	31,000	34,410
FRD Acquisition Co. CVR *(e)	8,700	—
		34,410

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(e)	8,900	—
Total Rights
(Cost $34,632)		35,937
Security	Number of Shares	Value ($)
Other Investment Company 0.3% of net assets

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.24% (c)	21,094,558	21,094,558
Total Other Investment Company
(Cost $21,094,558)		21,094,558
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Barclays Capital, Inc.
0.78%, 02/01/18 (d)	22,400,000	22,400,000
Total Short-Term Investment
(Cost $22,400,000)		22,400,000

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	244	34,474,760	(194,736)
Russell 2000 Index, mini, expires 03/16/18	76	5,988,800	(98,738)
Net Unrealized Depreciation			(293,474)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $20,337,129.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	292,470	26,300	—	318,770	$2,538,415	$—	$23,398

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,563,031,650	$—	$—	$7,563,031,650
Real Estate	280,703,643	—	— *	280,703,643
Rights [1]
United States	—	—	35,937 *	35,937
Other Investment Company[1]	21,094,558	—	—	21,094,558
Short-Term Investment[1]	—	22,400,000	—	22,400,000
Liabilities
Futures Contracts[2]	(293,474)	—	—	(293,474)
Total	$7,864,536,377	$22,400,000	$35,937	$7,886,972,314
*	Level 3 amount shown includes securities determined to have no value at January 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.8%
Aptiv plc	610	57,877
BorgWarner, Inc.	40	2,250
Delphi Technologies plc *	209	11,543
Gentex Corp.	440	10,419
Harley-Davidson, Inc.	270	13,084
Lear Corp.	132	25,495
Tesla, Inc. *	305	108,065
Thor Industries, Inc.	114	15,579
Visteon Corp. *	76	9,886
		254,198

Banks 0.3%
Bank of the Ozarks, Inc.	132	6,593
East West Bancorp, Inc.	27	1,780
First Republic Bank	297	26,596
Pinnacle Financial Partners, Inc.	39	2,469
Signature Bank *	71	10,934
SVB Financial Group *	90	22,190
Western Alliance Bancorp *	126	7,391
		77,953

Capital Goods 8.8%
3M Co.	1,328	332,664
A.O. Smith Corp.	334	22,304
Acuity Brands, Inc.	66	10,193
Air Lease Corp.	8	389
Allegion plc	217	18,686
Allison Transmission Holdings, Inc.	282	12,476
AMETEK, Inc.	92	7,020
Armstrong World Industries, Inc. *	99	6,207
BWX Technologies, Inc.	213	13,513
Caterpillar, Inc.	1,180	192,080
Cummins, Inc.	114	21,432
Deere & Co.	731	121,653
Donaldson Co., Inc.	272	13,780
Dover Corp.	45	4,779
Emerson Electric Co.	203	14,663
Fastenal Co.	671	36,878
Fortive Corp.	635	48,273
Fortune Brands Home & Security, Inc.	327	23,194
Gardner Denver Holdings, Inc. *	148	5,118
General Dynamics Corp.	242	53,840
General Electric Co.	3,442	55,657
Graco, Inc.	392	18,346
Harris Corp.	71	11,316
HD Supply Holdings, Inc. *	409	15,906
HEICO Corp.	66	5,301
HEICO Corp., Class A	131	8,626
Hexcel Corp.	129	8,817
Honeywell International, Inc.	1,021	163,023
Hubbell, Inc.	84	11,420
Huntington Ingalls Industries, Inc.	87	20,666
IDEX Corp.	158	22,670
Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	701	121,743
Ingersoll-Rand plc	290	27,443
Lennox International, Inc.	81	17,651
Lincoln Electric Holdings, Inc.	136	13,270
Lockheed Martin Corp.	517	183,457
Masco Corp.	465	20,767
MSC Industrial Direct Co., Inc., Class A	43	4,037
Nordson Corp.	135	19,402
Northrop Grumman Corp.	368	125,315
Parker-Hannifin Corp.	264	53,175
Quanta Services, Inc. *	66	2,540
Raytheon Co.	251	52,444
Rockwell Automation, Inc.	292	57,609
Rockwell Collins, Inc.	369	51,103
Roper Technologies, Inc.	219	61,449
Sensata Technologies Holding N.V. *	194	10,912
Snap-on, Inc.	13	2,227
Stanley Black & Decker, Inc.	37	6,150
The Boeing Co.	1,276	452,176
The Middleby Corp. *	121	16,487
The Toro Co.	234	15,362
TransDigm Group, Inc.	113	35,811
United Rentals, Inc. *	196	35,498
Univar, Inc. *	280	8,361
W.W. Grainger, Inc.	111	29,932
WABCO Holdings, Inc. *	111	17,137
Wabtec Corp.	65	5,268
Watsco, Inc.	70	12,585
Welbilt, Inc. *	298	6,645
Xylem, Inc.	206	14,886
		2,781,732

Commercial & Professional Services 0.9%
Cintas Corp.	192	32,342
Clean Harbors, Inc. *	92	5,091
Copart, Inc. *	462	20,360
Equifax, Inc.	276	34,481
IHS Markit Ltd. *	507	24,199
KAR Auction Services, Inc.	300	16,362
Robert Half International, Inc.	295	17,075
Rollins, Inc.	219	10,806
The Dun & Bradstreet Corp.	30	3,712
TransUnion *	350	20,776
Verisk Analytics, Inc. *	348	34,817
Waste Management, Inc.	813	71,894
		291,915

Consumer Durables & Apparel 1.4%
Brunswick Corp.	163	10,233
Carter’s, Inc.	109	13,113
D.R. Horton, Inc.	425	20,846
Hanesbrands, Inc.	853	18,527
Hasbro, Inc.	196	18,536
Leggett & Platt, Inc.	254	11,814
lululemon Athletica, Inc. *	225	17,597
Mattel, Inc.	118	1,869
Michael Kors Holdings Ltd. *	29	1,914

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mohawk Industries, Inc. *	11	3,092
NIKE, Inc., Class B	2,977	203,091
NVR, Inc. *	8	25,425
Polaris Industries, Inc.	137	15,482
PulteGroup, Inc.	167	5,316
Skechers U.S.A., Inc., Class A *	139	5,725
Tapestry, Inc.	118	5,551
Tempur Sealy International, Inc. *	32	1,908
Toll Brothers, Inc.	153	7,127
Tupperware Brands Corp.	108	6,238
Under Armour, Inc., Class A *	260	3,604
Under Armour, Inc., Class C *	287	3,688
VF Corp.	552	44,789
Whirlpool Corp.	10	1,814
		447,299

Consumer Services 3.4%
Aramark	246	11,269
Bright Horizons Family Solutions, Inc. *	126	12,373
Chipotle Mexican Grill, Inc. *	56	18,186
Choice Hotels International, Inc.	78	6,408
Darden Restaurants, Inc.	287	27,509
Domino’s Pizza, Inc.	102	22,119
Dunkin’ Brands Group, Inc.	202	13,059
Extended Stay America, Inc.	262	5,300
H&R Block, Inc.	81	2,150
Hilton Grand Vacations, Inc. *	165	7,420
Hilton Worldwide Holdings, Inc.	428	36,658
Las Vegas Sands Corp.	818	63,411
Marriott International, Inc., Class A	699	102,991
McDonald’s Corp.	1,829	313,015
MGM Resorts International	66	2,406
Service Corp. International	404	16,148
ServiceMaster Global Holdings, Inc. *	297	15,658
Six Flags Entertainment Corp.	159	10,742
Starbucks Corp.	3,234	183,723
The Wendy’s Co.	467	7,556
Vail Resorts, Inc.	94	20,545
Wyndham Worldwide Corp.	229	28,426
Wynn Resorts Ltd.	181	29,972
Yum China Holdings, Inc.	722	33,494
Yum! Brands, Inc.	775	65,557
		1,056,095

Diversified Financials 2.0%
Ameriprise Financial, Inc.	303	51,116
BGC Partners, Inc., Class A	111	1,588
Capital One Financial Corp.	70	7,277
Cboe Global Markets, Inc.	252	33,866
Credit Acceptance Corp. *	22	7,254
Eaton Vance Corp.	258	14,912
FactSet Research Systems, Inc.	91	18,263
Federated Investors, Inc., Class B	50	1,734
Intercontinental Exchange, Inc.	637	47,036
Invesco Ltd.	123	4,444
Lazard Ltd., Class A	236	13,823
Legg Mason, Inc.	49	2,088
Leucadia National Corp.	203	5,495
LPL Financial Holdings, Inc.	202	12,051
MarketAxess Holdings, Inc.	87	17,070
Moody’s Corp.	378	61,157
Morningstar, Inc.	44	4,229
MSCI, Inc.	198	27,568
Raymond James Financial, Inc.	84	8,097
S&P Global, Inc.	592	107,211
SEI Investments Co.	297	22,320
State Street Corp.	42	4,627
Security	Number of Shares	Value ($)
T. Rowe Price Group, Inc.	89	9,935
TD Ameritrade Holding Corp.	504	28,118
The Charles Schwab Corp. (a)	2,152	114,788
Voya Financial, Inc.	38	1,973
		628,040

Energy 0.9%
Antero Resources Corp. *	249	4,838
Apache Corp.	37	1,660
Cabot Oil & Gas Corp.	762	20,079
Cheniere Energy, Inc. *	302	17,081
Chesapeake Energy Corp. *	98	343
Cimarex Energy Co.	203	22,777
Continental Resources, Inc. *	91	5,053
Devon Energy Corp.	93	3,847
Diamondback Energy, Inc. *	49	6,150
EOG Resources, Inc.	119	13,685
EQT Corp.	72	3,909
Gulfport Energy Corp. *	29	295
Halliburton Co.	1,354	72,710
Laredo Petroleum, Inc. *	348	3,386
Newfield Exploration Co. *	475	15,038
ONEOK, Inc.	856	50,384
Parsley Energy, Inc., Class A *	378	8,921
RPC, Inc.	97	1,959
RSP Permian, Inc. *	147	5,833
The Williams Cos., Inc.	258	8,099
		266,047

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	997	194,285
Rite Aid Corp. *	1,215	2,649
Sprouts Farmers Market, Inc. *	276	7,709
Sysco Corp.	1,109	69,723
The Kroger Co.	1,113	33,790
Walgreens Boots Alliance, Inc.	380	28,599
		336,755

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	4,367	307,175
Blue Buffalo Pet Products, Inc. *	222	7,543
Brown-Forman Corp., Class A	111	7,659
Brown-Forman Corp., Class B	383	26,542
Campbell Soup Co.	264	12,289
Constellation Brands, Inc., Class A	370	81,204
Dr Pepper Snapple Group, Inc.	419	50,008
General Mills, Inc.	930	54,396
Kellogg Co.	521	35,485
Lamb Weston Holdings, Inc.	79	4,629
McCormick & Co., Inc. — Non Voting Shares	277	30,129
Monster Beverage Corp. *	935	63,795
PepsiCo, Inc.	2,845	342,253
Philip Morris International, Inc.	316	33,885
Pilgrim’s Pride Corp. *	84	2,333
The Coca-Cola Co.	6,588	313,523
The Hershey Co.	282	31,113
TreeHouse Foods, Inc. *	43	2,028
		1,405,989

Health Care Equipment & Services 5.5%
ABIOMED, Inc. *	93	21,855
Aetna, Inc.	231	43,155
Align Technology, Inc. *	183	47,946
AmerisourceBergen Corp.	363	36,180
athenahealth, Inc. *	85	10,651

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Baxter International, Inc.	101	7,275
Becton, Dickinson & Co.	595	144,549
Boston Scientific Corp. *	3,161	88,382
Centene Corp. *	51	5,469
Cerner Corp. *	665	45,971
Cigna Corp.	479	99,800
DexCom, Inc. *	185	10,767
Edwards Lifesciences Corp. *	473	59,872
Express Scripts Holding Co. *	84	6,651
HCA Healthcare, Inc. *	47	4,755
Henry Schein, Inc. *	365	27,623
Hill-Rom Holdings, Inc.	144	12,288
Hologic, Inc. *	346	14,774
Humana, Inc.	310	87,367
IDEXX Laboratories, Inc. *	199	37,221
Intuitive Surgical, Inc. *	254	109,644
LifePoint Health, Inc. *	7	346
McKesson Corp.	51	8,613
Medtronic plc	232	19,927
Patterson Cos., Inc.	10	359
Premier, Inc., Class A *	18	584
ResMed, Inc.	320	32,253
Stryker Corp.	778	127,888
Teleflex, Inc.	18	5,000
The Cooper Cos., Inc.	86	21,042
UnitedHealth Group, Inc.	2,200	520,916
Varian Medical Systems, Inc. *	209	26,648
Veeva Systems, Inc., Class A *	261	16,406
WellCare Health Plans, Inc. *	91	19,145
West Pharmaceutical Services, Inc.	172	17,234
		1,738,556

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	582	28,431
Colgate-Palmolive Co.	316	23,460
Energizer Holdings, Inc.	123	7,161
Herbalife Ltd. *	145	12,033
Kimberly-Clark Corp.	697	81,549
Nu Skin Enterprises, Inc., Class A	25	1,796
Spectrum Brands Holdings, Inc.	51	6,041
The Clorox Co.	253	35,848
The Estee Lauder Cos., Inc., Class A	494	66,670
The Procter & Gamble Co.	305	26,334
		289,323

Insurance 1.1%
American International Group, Inc.	256	16,363
Aon plc	563	80,042
Arch Capital Group Ltd. *	45	4,092
Arthur J. Gallagher & Co.	288	19,676
Aspen Insurance Holdings Ltd.	49	1,830
Assurant, Inc.	22	2,013
Erie Indemnity Co., Class A	39	4,632
Marsh & McLennan Cos., Inc.	1,179	98,470
RenaissanceRe Holdings Ltd.	3	381
The Allstate Corp.	231	22,816
The Progressive Corp.	1,327	71,791
XL Group Ltd.	181	6,668
		328,774

Materials 3.6%
Albemarle Corp.	47	5,245
AptarGroup, Inc.	26	2,273
Ardagh Group S.A.	17	340
Avery Dennison Corp.	185	22,696
Axalta Coating Systems Ltd. *	465	14,647
Security	Number of Shares	Value ($)
Ball Corp.	430	16,460
Berry Global Group, Inc. *	293	17,343
Celanese Corp., Series A	182	19,685
Crown Holdings, Inc. *	206	11,958
DowDuPont, Inc.	2,544	192,275
Eagle Materials, Inc.	106	11,877
Ecolab, Inc.	582	80,130
FMC Corp.	307	28,038
Freeport-McMoRan, Inc. *	594	11,583
Graphic Packaging Holding Co.	474	7,655
Huntsman Corp.	212	7,329
International Flavors & Fragrances, Inc.	181	27,204
International Paper Co.	853	53,620
LyondellBasell Industries N.V., Class A	328	39,307
Martin Marietta Materials, Inc.	133	30,347
Monsanto Co.	1,001	121,922
NewMarket Corp.	16	6,361
Owens-Illinois, Inc. *	294	6,827
Packaging Corp. of America	218	27,387
Platform Specialty Products Corp. *	186	2,178
PPG Industries, Inc.	542	64,352
Praxair, Inc.	579	93,503
Royal Gold, Inc.	60	5,340
RPM International, Inc.	269	14,042
Sealed Air Corp.	224	10,606
Silgan Holdings, Inc.	184	5,500
Southern Copper Corp.	159	7,719
Steel Dynamics, Inc.	54	2,452
The Chemours Co.	429	22,145
The Scotts Miracle-Gro Co.	99	8,937
The Sherwin-Williams Co.	189	78,834
Vulcan Materials Co.	284	38,454
W.R. Grace & Co.	163	12,033
Westlake Chemical Corp.	42	4,729
		1,133,333

Media 3.1%
AMC Networks, Inc., Class A *	112	5,778
Cable One, Inc.	11	7,766
CBS Corp., Class B — Non Voting Shares	771	44,417
Charter Communications, Inc., Class A *	284	107,139
Comcast Corp., Class A	9,836	418,325
DISH Network Corp., Class A *	399	18,713
Lions Gate Entertainment Corp., Class A *	76	2,572
Lions Gate Entertainment Corp., Class B *	128	4,096
Live Nation Entertainment, Inc. *	317	14,284
Omnicom Group, Inc.	534	40,931
Regal Entertainment Group, Class A	80	1,830
Scripps Networks Interactive, Inc., Class A	102	8,975
Sirius XM Holdings, Inc.	3,230	19,735
The Interpublic Group of Cos., Inc.	770	16,855
The Madison Square Garden Co., Class A *	2	432
The Walt Disney Co.	2,413	262,221
Twenty-First Century Fox, Inc., Class A	102	3,764
Twenty-First Century Fox, Inc., Class B	60	2,190
		980,023

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	3,656	410,276
ACADIA Pharmaceuticals, Inc. *	210	6,281
Agilent Technologies, Inc.	177	12,997
Agios Pharmaceuticals, Inc. *	95	7,482
Akorn, Inc. *	179	5,767
Alexion Pharmaceuticals, Inc. *	398	47,489
Alkermes plc *	362	20,696
Alnylam Pharmaceuticals, Inc. *	173	22,487
Amgen, Inc.	486	90,420

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bio-Techne Corp.	84	11,784
Biogen, Inc. *	456	158,601
BioMarin Pharmaceutical, Inc. *	398	35,912
Bioverativ, Inc. *	253	26,074
Bristol-Myers Squibb Co.	1,857	116,248
Bruker Corp.	66	2,350
Celgene Corp. *	1,770	179,053
Charles River Laboratories International, Inc. *	106	11,177
Eli Lilly & Co.	2,231	181,715
Exelixis, Inc. *	654	19,823
Gilead Sciences, Inc.	2,123	177,907
Illumina, Inc. *	337	78,400
Incyte Corp. *	400	36,116
Intercept Pharmaceuticals, Inc. *	46	2,857
Intrexon Corp. *	113	1,469
Ionis Pharmaceuticals, Inc. *	284	14,916
IQVIA Holdings, Inc. *	246	25,139
Johnson & Johnson	941	130,037
Merck & Co., Inc.	334	19,789
Mettler-Toledo International, Inc. *	57	38,490
Neurocrine Biosciences, Inc. *	198	16,923
OPKO Health, Inc. *	71	317
PerkinElmer, Inc.	50	4,008
QIAGEN N.V. *	171	5,727
Regeneron Pharmaceuticals, Inc. *	183	67,097
Seattle Genetics, Inc. *	219	11,454
TESARO, Inc. *	90	6,071
Thermo Fisher Scientific, Inc.	413	92,557
Vertex Pharmaceuticals, Inc. *	576	96,117
Waters Corp. *	173	37,301
Zoetis, Inc.	1,125	86,321
		2,315,645

Real Estate 2.3%
American Tower Corp.	966	142,678
Boston Properties, Inc.	52	6,433
CBRE Group, Inc., Class A *	299	13,661
CoreSite Realty Corp.	74	8,016
Crown Castle International Corp.	921	103,861
CubeSmart	265	7,296
CyrusOne, Inc.	168	9,692
Digital Realty Trust, Inc.	357	39,966
Douglas Emmett, Inc.	313	12,104
Equinix, Inc.	179	81,479
Equity LifeStyle Properties, Inc.	192	16,573
Extra Space Storage, Inc.	230	19,200
Federal Realty Investment Trust	64	7,731
Gaming & Leisure Properties, Inc.	159	5,794
Hudson Pacific Properties, Inc.	18	576
Iron Mountain, Inc.	545	19,091
Lamar Advertising Co., Class A	177	12,744
Outfront Media, Inc.	22	493
Public Storage	342	66,950
SBA Communications Corp. *	277	48,337
Simon Property Group, Inc.	648	105,864
Tanger Factory Outlet Centers, Inc.	8	201
Taubman Centers, Inc.	65	4,007
		732,747

Retailing 9.9%
Advance Auto Parts, Inc.	44	5,148
Amazon.com, Inc. *	911	1,321,761
AutoZone, Inc. *	53	40,568
Burlington Stores, Inc. *	88	10,710
CarMax, Inc. *	427	30,475
Dick’s Sporting Goods, Inc.	155	4,876
Dollar General Corp.	239	24,646
Security	Number of Shares	Value ($)
Dollar Tree, Inc. *	506	58,190
Expedia, Inc.	275	35,203
Floor & Decor Holdings, Inc., Class A *	39	1,829
Foot Locker, Inc.	10	491
Genuine Parts Co.	125	13,009
L Brands, Inc.	88	4,408
Liberty Expedia Holdings, Inc., Class A *	11	516
Liberty Interactive Corp., QVC Group, Class A *	630	17,697
LKQ Corp. *	86	3,615
Lowe’s Cos., Inc.	1,904	199,406
Netflix, Inc. *	941	254,352
Nordstrom, Inc.	266	13,116
O'Reilly Automotive, Inc. *	189	50,026
Pool Corp.	88	11,901
Ross Stores, Inc.	874	72,009
Sally Beauty Holdings, Inc. *	115	1,910
The Gap, Inc.	13	432
The Home Depot, Inc.	2,706	543,635
The Michaels Cos., Inc. *	211	5,670
The Priceline Group, Inc. *	113	216,062
The TJX Cos., Inc.	1,458	117,107
Tractor Supply Co.	279	21,274
TripAdvisor, Inc. *	101	3,502
Ulta Salon, Cosmetics & Fragrance, Inc. *	133	29,539
Wayfair, Inc., Class A *	89	8,189
Williams-Sonoma, Inc.	31	1,588
		3,122,860

Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc. *	1,942	26,683
Analog Devices, Inc.	830	76,260
Applied Materials, Inc.	2,437	130,696
Broadcom Ltd.	928	230,172
Cavium, Inc. *	145	12,873
Cypress Semiconductor Corp.	31	536
KLA-Tencor Corp.	361	39,638
Lam Research Corp.	366	70,096
Maxim Integrated Products, Inc.	647	39,467
Microchip Technology, Inc.	525	49,991
Micron Technology, Inc. *	1,893	82,762
Microsemi Corp. *	218	13,470
NVIDIA Corp.	1,303	320,277
NXP Semiconductors N.V. *	443	53,302
ON Semiconductor Corp. *	915	22,637
Qorvo, Inc. *	149	10,694
Skyworks Solutions, Inc.	426	41,411
Teradyne, Inc.	432	19,803
Texas Instruments, Inc.	2,292	251,364
Versum Materials, Inc.	11	405
Xilinx, Inc.	540	39,431
		1,531,968

Software & Services 25.8%
Accenture plc, Class A	1,422	228,515
Activision Blizzard, Inc.	1,694	125,576
Adobe Systems, Inc. *	1,128	225,329
Alliance Data Systems Corp.	108	27,719
Alphabet, Inc., Class A *	683	807,456
Alphabet, Inc., Class C *	693	810,768
ANSYS, Inc. *	191	30,875
Atlassian Corp. plc, Class A *	205	11,068
Autodesk, Inc. *	393	45,439
Automatic Data Processing, Inc.	1,020	126,103
Black Knight, Inc. *	248	12,276
Booz Allen Hamilton Holding Corp.	307	12,028
Broadridge Financial Solutions, Inc.	272	26,224
Cadence Design Systems, Inc. *	619	27,768

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CDK Global, Inc.	297	21,173
Citrix Systems, Inc. *	354	32,837
Cognizant Technology Solutions Corp., Class A	1,347	105,039
CoreLogic, Inc. *	115	5,446
CoStar Group, Inc. *	81	28,035
CSRA, Inc.	371	12,347
Dell Technologies, Inc., Class V *	479	34,344
DST Systems, Inc.	7	584
DXC Technology Co.	652	64,907
Electronic Arts, Inc. *	680	86,333
Euronet Worldwide, Inc. *	114	10,701
Facebook, Inc., Class A *	5,353	1,000,422
Fidelity National Information Services, Inc.	429	43,912
First Data Corp., Class A *	1,115	19,736
Fiserv, Inc. *	485	68,307
FleetCor Technologies, Inc. *	204	43,350
Fortinet, Inc. *	318	14,641
Gartner, Inc. *	202	28,026
Genpact Ltd.	349	11,845
Global Payments, Inc.	348	38,899
GoDaddy, Inc., Class A *	278	15,354
Guidewire Software, Inc. *	68	5,403
IAC/InterActiveCorp *	155	22,470
International Business Machines Corp.	1,335	218,540
Intuit, Inc.	561	94,192
Jack Henry & Associates, Inc.	180	22,439
LogMeIn, Inc.	69	8,680
Manhattan Associates, Inc. *	150	7,923
MasterCard, Inc., Class A	2,158	364,702
Match Group, Inc. *	66	2,306
Microsoft Corp.	17,194	1,633,602
Oracle Corp.	544	28,065
Pandora Media, Inc. *	436	2,084
Paychex, Inc.	739	50,437
PayPal Holdings, Inc. *	2,597	221,576
PTC, Inc. *	271	19,696
Red Hat, Inc. *	403	52,946
Sabre Corp.	397	8,246
salesforce.com, Inc. *	1,545	175,991
ServiceNow, Inc. *	380	56,571
Splunk, Inc. *	310	28,635
Square, Inc., Class A *	560	26,270
SS&C Technologies Holdings, Inc.	376	18,905
Switch, Inc., Class A	29	470
Symantec Corp.	1,417	38,585
Synopsys, Inc. *	21	1,945
Tableau Software, Inc., Class A *	145	11,138
Take-Two Interactive Software, Inc. *	253	32,048
The Ultimate Software Group, Inc. *	62	14,439
The Western Union Co.	1,068	22,204
Total System Services, Inc.	419	37,232
Twitter, Inc. *	76	1,962
Tyler Technologies, Inc. *	75	15,113
VeriSign, Inc. *	198	22,754
Visa, Inc., Class A	4,169	517,915
VMware, Inc., Class A *	165	20,425
WEX, Inc. *	75	11,611
Workday, Inc., Class A *	309	37,046
Worldpay, Inc., Class A *	653	52,442
Zillow Group, Inc., Class A *	76	3,404
Zillow Group, Inc., Class C *	170	7,558
		8,121,352

Technology Hardware & Equipment 7.4%
Amphenol Corp., Class A	679	62,991
Apple, Inc.	11,775	1,971,488
Arista Networks, Inc. *	120	33,098
CDW Corp.	350	26,177
Security	Number of Shares	Value ($)
Cognex Corp.	384	23,950
Coherent, Inc. *	57	14,793
CommScope Holding Co., Inc. *	202	7,803
Corning, Inc.	122	3,809
F5 Networks, Inc. *	145	20,958
FLIR Systems, Inc.	158	8,091
IPG Photonics Corp. *	84	21,164
Motorola Solutions, Inc.	28	2,785
National Instruments Corp.	181	9,039
NCR Corp. *	294	11,028
NetApp, Inc.	522	32,103
Palo Alto Networks, Inc. *	200	31,574
Trimble, Inc. *	462	20,374
Universal Display Corp.	97	15,462
Western Digital Corp.	103	9,165
Zebra Technologies Corp., Class A *	115	14,163
		2,340,015

Telecommunication Services 0.9%
T-Mobile US, Inc. *	404	26,300
Verizon Communications, Inc.	4,694	253,805
Zayo Group Holdings, Inc. *	405	14,864
		294,969

Transportation 2.9%
Alaska Air Group, Inc.	215	14,132
American Airlines Group, Inc.	435	23,629
C.H. Robinson Worldwide, Inc.	326	29,816
Copa Holdings S.A., Class A	3	415
CSX Corp.	1,745	99,064
Expeditors International of Washington, Inc.	295	19,160
FedEx Corp.	566	148,564
JB Hunt Transport Services, Inc.	200	24,166
Landstar System, Inc.	100	11,105
Old Dominion Freight Line, Inc.	86	12,595
Southwest Airlines Co.	1,274	77,459
Union Pacific Corp.	1,635	218,273
United Parcel Service, Inc., Class B	1,579	201,038
XPO Logistics, Inc. *	194	18,321
		897,737

Utilities 0.0%
NRG Energy, Inc.	128	3,330
Total Common Stock
(Cost $30,022,428)		31,376,655

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25% (b)	140,424	140,424
Total Other Investment Company
(Cost $140,424)		140,424

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 03/16/18	1	72,425	(87)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.
The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2018:
	Balance of Shares Held at 12/20/17(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	—	2,152	—	2,152	$1,803	$—	$—
(a)	Commencement of operations.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$31,376,655	$—	$—	$31,376,655
Other Investment Company[1]	140,424	—	—	140,424
Liabilities
Futures Contracts[2]	(87)	—	—	(87)
Total	$31,516,992	$—	$—	$31,516,992
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Value Index Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 1.0%
Adient plc	185	11,988
BorgWarner, Inc.	377	21,210
Ford Motor Co.	7,606	83,438
General Motors Co.	2,548	108,061
Gentex Corp.	211	4,996
Harley-Davidson, Inc.	80	3,877
Lear Corp.	23	4,442
The Goodyear Tire & Rubber Co.	480	16,714
		254,726

Banks 13.2%
Associated Banc-Corp.	317	7,846
Bank of America Corp.	19,052	609,664
Bank of Hawaii Corp.	75	6,275
Bank of the Ozarks, Inc.	135	6,743
BankUnited, Inc.	210	8,618
BB&T Corp.	1,543	85,158
BOK Financial Corp.	51	4,931
CIT Group, Inc.	250	12,673
Citigroup, Inc.	5,196	407,782
Citizens Financial Group, Inc.	970	44,523
Comerica, Inc.	344	32,756
Commerce Bancshares, Inc.	174	10,181
Cullen/Frost Bankers, Inc.	111	11,812
East West Bancorp, Inc.	260	17,137
F.N.B. Corp.	658	9,442
Fifth Third Bancorp	1,388	45,943
First Hawaiian, Inc.	95	2,746
First Horizon National Corp.	567	11,261
First Republic Bank	66	5,910
Huntington Bancshares, Inc.	2,145	34,706
JPMorgan Chase & Co.	6,781	784,358
KeyCorp	2,118	45,325
M&T Bank Corp.	277	52,846
New York Community Bancorp, Inc.	923	13,070
PacWest Bancorp	242	12,688
People’s United Financial, Inc.	663	13,041
Pinnacle Financial Partners, Inc.	86	5,444
Popular, Inc.	197	8,006
Prosperity Bancshares, Inc.	133	10,081
Regions Financial Corp.	2,287	43,979
Signature Bank *	45	6,930
SunTrust Banks, Inc.	935	66,105
SVB Financial Group *	28	6,903
Synovus Financial Corp.	232	11,690
TCF Financial Corp.	312	6,692
TFS Financial Corp.	140	2,047
The PNC Financial Services Group, Inc.	949	149,961
U.S. Bancorp	3,056	174,620
Webster Financial Corp.	181	10,248
Wells Fargo & Co.	8,693	571,826
Security	Number of Shares	Value ($)
Western Alliance Bancorp *	90	5,279
Zions Bancorp	393	21,234
		3,398,480

Capital Goods 6.4%
Acuity Brands, Inc.	23	3,552
AECOM *	297	11,616
AGCO Corp.	133	9,658
Air Lease Corp.	181	8,800
AMETEK, Inc.	364	27,773
Arconic, Inc.	841	25,280
Carlisle Cos., Inc.	119	13,591
Caterpillar, Inc.	104	16,929
Colfax Corp. *	186	7,444
Crane Co.	101	10,094
Cummins, Inc.	211	39,668
Donaldson Co., Inc.	11	557
Dover Corp.	277	29,420
Eaton Corp. plc	874	73,390
Emerson Electric Co.	1,077	77,792
Flowserve Corp.	251	11,375
Fluor Corp.	274	16,632
Fortive Corp.	52	3,953
Fortune Brands Home & Security, Inc.	28	1,986
General Dynamics Corp.	300	66,744
General Electric Co.	14,127	228,434
Harris Corp.	170	27,095
Hexcel Corp.	61	4,169
Honeywell International, Inc.	626	99,953
Hubbell, Inc.	34	4,622
Huntington Ingalls Industries, Inc.	16	3,801
IDEX Corp.	6	861
Ingersoll-Rand plc	242	22,900
ITT, Inc.	176	9,856
Jacobs Engineering Group, Inc.	235	16,323
Johnson Controls International plc	1,843	72,117
L3 Technologies, Inc.	152	32,294
Lennox International, Inc.	3	654
Lockheed Martin Corp.	48	17,033
Masco Corp.	225	10,049
MSC Industrial Direct Co., Inc., Class A	54	5,070
Orbital ATK, Inc.	110	14,509
Oshkosh Corp.	142	12,882
Owens Corning	218	20,267
PACCAR, Inc.	671	50,030
Parker-Hannifin Corp.	37	7,453
Pentair plc	329	23,523
Quanta Services, Inc. *	221	8,506
Raytheon Co.	358	74,801
Regal Beloit Corp.	92	7,167
Roper Technologies, Inc.	12	3,367
Sensata Technologies Holding N.V. *	164	9,225
Snap-on, Inc.	95	16,274
Spirit AeroSystems Holdings, Inc., Class A	223	22,826
Stanley Black & Decker, Inc.	266	44,217
Teledyne Technologies, Inc. *	67	12,792
Terex Corp.	157	7,382
Textron, Inc.	519	30,450

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Timken Co.	145	7,620
Trinity Industries, Inc.	294	10,134
United Technologies Corp.	1,471	203,013
USG Corp. *	170	6,572
Valmont Industries, Inc.	43	7,035
W.W. Grainger, Inc.	8	2,157
Wabtec Corp.	116	9,401
WESCO International, Inc. *	93	6,338
Xylem, Inc.	167	12,067
		1,641,493

Commercial & Professional Services 0.5%
Clean Harbors, Inc. *	37	2,047
IHS Markit Ltd. *	337	16,085
ManpowerGroup, Inc.	133	17,475
Nielsen Holdings plc	688	25,738
Pitney Bowes, Inc.	391	5,517
Republic Services, Inc.	452	31,098
Stericycle, Inc. *	161	12,133
The Dun & Bradstreet Corp.	40	4,949
Waste Management, Inc.	146	12,911
		127,953

Consumer Durables & Apparel 1.1%
Brunswick Corp.	38	2,386
CalAtlantic Group, Inc.	160	8,981
D.R. Horton, Inc.	290	14,224
Garmin Ltd.	229	14,413
Hasbro, Inc.	54	5,107
Leggett & Platt, Inc.	56	2,604
Lennar Corp.	37	1,874
Lennar Corp., Class A	394	24,688
Mattel, Inc.	515	8,158
Michael Kors Holdings Ltd. *	264	17,424
Mohawk Industries, Inc. *	116	32,603
Newell Brands, Inc.	952	25,171
PulteGroup, Inc.	378	12,032
PVH Corp.	153	23,727
Ralph Lauren Corp.	108	12,345
Skechers U.S.A., Inc., Class A *	159	6,549
Tapestry, Inc.	469	22,062
Tempur Sealy International, Inc. *	50	2,982
Toll Brothers, Inc.	162	7,546
Under Armour, Inc., Class A *	108	1,497
Under Armour, Inc., Class C *	66	848
VF Corp.	164	13,307
Whirlpool Corp.	126	22,859
		283,387

Consumer Services 0.8%
Aramark	268	12,277
Carnival Corp.	797	57,073
Extended Stay America, Inc.	172	3,479
Graham Holdings Co., Class B	9	5,350
H&R Block, Inc.	342	9,077
Hilton Worldwide Holdings, Inc.	53	4,539
Hyatt Hotels Corp., Class A *	96	7,805
International Game Technology plc	214	6,221
MGM Resorts International	900	32,805
Norwegian Cruise Line Holdings Ltd. *	362	21,988
Royal Caribbean Cruises Ltd.	336	44,873
Yum China Holdings, Inc.	100	4,639
		210,126

Security	Number of Shares	Value ($)
Diversified Financials 9.3%
Affiliated Managers Group, Inc.	107	21,360
AGNC Investment Corp.	770	14,468
Ally Financial, Inc.	853	25,394
American Express Co.	1,422	141,347
Ameriprise Financial, Inc.	31	5,230
Annaly Capital Management, Inc.	2,202	23,209
Berkshire Hathaway, Inc., Class B *	3,778	809,928
BGC Partners, Inc., Class A	304	4,350
BlackRock, Inc.	245	137,641
Capital One Financial Corp.	884	91,901
Chimera Investment Corp.	389	6,609
CME Group, Inc.	667	102,371
Credit Acceptance Corp. *	1	330
Discover Financial Services	706	56,339
E*TRADE Financial Corp. *	519	27,351
Federated Investors, Inc., Class B	122	4,231
Franklin Resources, Inc.	662	28,075
Interactive Brokers Group, Inc., Class A	140	8,959
Intercontinental Exchange, Inc.	605	44,673
Invesco Ltd.	657	23,737
Lazard Ltd., Class A	32	1,874
Legg Mason, Inc.	135	5,754
Leucadia National Corp.	470	12,723
MFA Financial, Inc.	836	5,986
Morgan Stanley	2,525	142,789
Nasdaq, Inc.	227	18,367
Navient Corp.	531	7,567
New Residential Investment Corp.	662	11,446
Northern Trust Corp.	412	43,421
OneMain Holdings, Inc. *	133	4,350
Raymond James Financial, Inc.	190	18,314
Santander Consumer USA Holdings, Inc.	312	5,382
SLM Corp. *	833	9,529
Starwood Property Trust, Inc.	500	10,195
State Street Corp.	692	76,238
Synchrony Financial	1,540	61,107
T. Rowe Price Group, Inc.	391	43,647
TD Ameritrade Holding Corp.	49	2,734
The Bank of New York Mellon Corp.	1,958	111,019
The Charles Schwab Corp. (a)	469	25,016
The Goldman Sachs Group, Inc.	693	185,648
Two Harbors Investment Corp.	378	5,575
Voya Financial, Inc.	327	16,975
		2,403,159

Energy 10.9%
Anadarko Petroleum Corp.	1,075	64,554
Andeavor	309	33,421
Antero Resources Corp. *	234	4,547
Apache Corp.	710	31,858
Baker Hughes, a GE Co.	841	27,038
Cabot Oil & Gas Corp.	265	6,983
Centennial Resource Development, Inc., Class A *	231	4,715
Cheniere Energy, Inc. *	137	7,749
Chesapeake Energy Corp. *	1,687	5,904
Chevron Corp.	3,717	465,926
Cimarex Energy Co.	16	1,795
CNX Resources Corp. *	455	6,375
Concho Resources, Inc. *	293	46,130
ConocoPhillips	2,341	137,674
CONSOL Energy, Inc. *	64	2,075
Continental Resources, Inc. *	86	4,776
Devon Energy Corp.	943	39,012
Diamondback Energy, Inc. *	146	18,323
Energen Corp. *	191	9,976

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
EOG Resources, Inc.	1,032	118,680
EQT Corp.	402	21,825
Extraction Oil & Gas, Inc. *	211	2,975
Exxon Mobil Corp.	8,334	727,558
Gulfport Energy Corp. *	296	3,010
Halliburton Co.	542	29,105
Helmerich & Payne, Inc.	208	14,982
Hess Corp.	558	28,185
HollyFrontier Corp.	353	16,930
Kinder Morgan, Inc.	3,772	67,821
Kosmos Energy Ltd. *	524	3,621
Marathon Oil Corp.	1,672	30,414
Marathon Petroleum Corp.	948	65,668
Murphy Oil Corp.	321	10,304
Nabors Industries Ltd.	656	5,143
National Oilwell Varco, Inc.	731	26,813
Noble Energy, Inc.	952	29,055
Occidental Petroleum Corp.	1,508	113,055
Oceaneering International, Inc.	196	4,053
Parsley Energy, Inc., Class A *	140	3,304
Patterson-UTI Energy, Inc.	416	9,826
PBF Energy, Inc., Class A	213	6,886
Phillips 66	857	87,757
Pioneer Natural Resources Co.	329	60,177
QEP Resources, Inc. *	509	4,764
Range Resources Corp.	447	6,370
RSP Permian, Inc. *	114	4,523
Schlumberger Ltd.	2,740	201,609
SM Energy Co.	193	4,507
Southwestern Energy Co. *	881	3,735
Targa Resources Corp.	421	20,208
The Williams Cos., Inc.	1,389	43,601
Transocean Ltd. *	763	8,233
Valero Energy Corp.	860	82,534
Weatherford International plc *	1,701	6,702
Whiting Petroleum Corp. *	156	4,355
World Fuel Services Corp.	137	3,821
WPX Energy, Inc. *	771	11,357
		2,812,297

Food & Staples Retailing 2.4%
Casey’s General Stores, Inc.	76	9,204
CVS Health Corp.	2,007	157,931
Rite Aid Corp. *	977	2,130
The Kroger Co.	793	24,075
U.S. Foods Holding Corp. *	396	12,723
Wal-Mart Stores, Inc.	2,826	301,252
Walgreens Boots Alliance, Inc.	1,391	104,687
		612,002

Food, Beverage & Tobacco 3.8%
Archer-Daniels-Midland Co.	1,079	46,343
Brown-Forman Corp., Class A	12	828
Brown-Forman Corp., Class B	18	1,247
Bunge Ltd.	273	21,684
Campbell Soup Co.	128	5,958
ConAgra Brands, Inc.	757	28,766
Flowers Foods, Inc.	338	6,628
General Mills, Inc.	314	18,366
Hormel Foods Corp.	536	18,401
Ingredion, Inc.	139	19,966
Kellogg Co.	35	2,384
Lamb Weston Holdings, Inc.	218	12,775
Molson Coors Brewing Co., Class B	334	28,063
Mondelez International, Inc., Class A	2,872	127,517
PepsiCo, Inc.	364	43,789
Philip Morris International, Inc.	2,777	297,778
Security	Number of Shares	Value ($)
Pilgrim’s Pride Corp. *	11	305
Pinnacle Foods, Inc.	228	14,122
Post Holdings, Inc. *	128	9,686
Seaboard Corp.	1	4,336
The Coca-Cola Co.	1,893	90,088
The Hain Celestial Group, Inc. *	199	7,590
The Hershey Co.	30	3,310
The JM Smucker Co.	211	26,774
The Kraft Heinz Co.	1,187	93,049
TreeHouse Foods, Inc. *	67	3,160
Tyson Foods, Inc., Class A	541	41,175
		974,088

Health Care Equipment & Services 5.3%
Abbott Laboratories	3,332	207,117
Acadia Healthcare Co., Inc. *	166	5,657
Aetna, Inc.	428	79,959
Anthem, Inc.	503	124,668
Baxter International, Inc.	888	63,963
Brookdale Senior Living, Inc. *	321	3,049
Cardinal Health, Inc.	621	44,582
Centene Corp. *	288	30,885
Cigna Corp.	58	12,084
Danaher Corp.	1,200	121,536
DaVita, Inc. *	296	23,100
DENTSPLY SIRONA, Inc.	448	27,243
Envision Healthcare Corp. *	241	8,674
Express Scripts Holding Co. *	1,043	82,585
HCA Healthcare, Inc. *	518	52,401
Hill-Rom Holdings, Inc.	5	427
Hologic, Inc. *	238	10,163
Humana, Inc.	15	4,227
Laboratory Corp. of America Holdings *	198	34,551
LifePoint Health, Inc. *	53	2,621
McKesson Corp.	372	62,823
MEDNAX, Inc. *	179	9,453
Medtronic plc	2,477	212,749
Patterson Cos., Inc.	155	5,563
Premier, Inc., Class A *	87	2,823
Quest Diagnostics, Inc.	269	28,466
STERIS plc	161	14,638
Teleflex, Inc.	73	20,276
The Cooper Cos., Inc.	19	4,649
Universal Health Services, Inc., Class B	170	20,655
WellCare Health Plans, Inc. *	9	1,893
Zimmer Biomet Holdings, Inc.	394	50,085
		1,373,565

Household & Personal Products 2.2%
Colgate-Palmolive Co.	1,428	106,015
Coty, Inc., Class A	891	17,473
Edgewell Personal Care Co. *	118	6,662
Kimberly-Clark Corp.	102	11,934
Nu Skin Enterprises, Inc., Class A	66	4,741
The Clorox Co.	39	5,526
The Procter & Gamble Co.	4,772	412,014
		564,365

Insurance 4.6%
Aflac, Inc.	759	66,944
Alleghany Corp. *	29	18,203
American Financial Group, Inc.	133	15,074
American International Group, Inc.	1,549	99,012
American National Insurance Co.	17	2,149
Arch Capital Group Ltd. *	204	18,552
Arthur J. Gallagher & Co.	112	7,652

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Aspen Insurance Holdings Ltd.	71	2,652
Assurant, Inc.	84	7,684
Assured Guaranty Ltd.	227	8,079
Athene Holding Ltd., Class A *	208	10,433
Axis Capital Holdings Ltd.	161	8,135
Brighthouse Financial, Inc. *	163	10,474
Brown & Brown, Inc.	228	11,965
Chubb Ltd.	911	142,253
Cincinnati Financial Corp.	298	22,916
CNA Financial Corp.	48	2,600
Erie Indemnity Co., Class A	11	1,306
Everest Re Group Ltd.	79	18,154
First American Financial Corp.	205	12,109
FNF Group	509	19,841
Lincoln National Corp.	432	35,770
Loews Corp.	548	28,304
Markel Corp. *	27	30,988
Mercury General Corp.	48	2,350
MetLife, Inc.	1,771	85,132
Old Republic International Corp.	485	10,423
Principal Financial Group, Inc.	531	35,896
ProAssurance Corp.	104	5,689
Prudential Financial, Inc.	847	100,640
Reinsurance Group of America, Inc.	124	19,425
RenaissanceRe Holdings Ltd.	74	9,408
The Allstate Corp.	518	51,163
The Hanover Insurance Group, Inc.	85	9,618
The Hartford Financial Services Group, Inc.	707	41,543
The Travelers Cos., Inc.	541	81,107
Torchmark Corp.	226	20,532
Unum Group	441	23,457
Validus Holdings Ltd.	151	10,223
W. R. Berkley Corp.	185	13,501
White Mountains Insurance Group Ltd.	7	5,879
Willis Towers Watson plc	252	40,438
XL Group Ltd.	334	12,305
		1,179,978

Materials 3.0%
Air Products & Chemicals, Inc.	420	70,715
Albemarle Corp.	174	19,417
Alcoa Corp. *	366	19,039
AptarGroup, Inc.	98	8,567
Ardagh Group S.A.	18	360
Ashland Global Holdings, Inc.	122	8,856
Avery Dennison Corp.	6	736
Ball Corp.	301	11,522
Bemis Co., Inc.	182	8,507
Cabot Corp.	114	7,711
Celanese Corp., Series A	106	11,465
CF Industries Holdings, Inc.	455	19,310
Crown Holdings, Inc. *	81	4,702
Domtar Corp.	128	6,574
DowDuPont, Inc.	2,406	181,846
Eastman Chemical Co.	292	28,961
Freeport-McMoRan, Inc. *	2,140	41,730
Graphic Packaging Holding Co.	196	3,165
Huntsman Corp.	217	7,502
International Paper Co.	75	4,715
LyondellBasell Industries N.V., Class A	355	42,543
Martin Marietta Materials, Inc.	11	2,510
NewMarket Corp.	1	398
Newmont Mining Corp.	1,052	42,617
Nucor Corp.	624	41,783
Olin Corp.	315	11,743
Owens-Illinois, Inc. *	87	2,020
Platform Specialty Products Corp. *	211	2,471
PPG Industries, Inc.	32	3,799
Security	Number of Shares	Value ($)
Praxair, Inc.	68	10,981
Reliance Steel & Aluminum Co.	137	12,000
Royal Gold, Inc.	83	7,387
RPM International, Inc.	12	626
Sealed Air Corp.	182	8,618
Sonoco Products Co.	182	9,884
Southern Copper Corp.	10	486
Steel Dynamics, Inc.	383	17,388
Tahoe Resources, Inc.	620	2,722
The Mosaic Co.	676	18,455
The Scotts Miracle-Gro Co.	4	361
United States Steel Corp.	343	12,832
Valvoline, Inc.	402	9,909
Vulcan Materials Co.	16	2,166
Westlake Chemical Corp.	37	4,166
WestRock Co.	491	32,715
		765,980

Media 2.3%
Charter Communications, Inc., Class A *	118	44,515
Cinemark Holdings, Inc.	216	7,949
Comcast Corp., Class A	686	29,176
Discovery Communications, Inc., Class A *	285	7,145
Discovery Communications, Inc., Class C *	400	9,544
DISH Network Corp., Class A *	89	4,174
John Wiley & Sons, Inc., Class A	90	5,706
Liberty Broadband Corp., Class A *	52	4,921
Liberty Broadband Corp., Class C *	206	19,683
Liberty Media Corp. — Liberty Formula One, Class A *	60	2,141
Liberty Media Corp. — Liberty Formula One, Class C *	352	13,267
Liberty Media Corp. — Liberty SiriusXM, Class A *	168	7,562
Liberty Media Corp. — Liberty SiriusXM, Class C *	359	16,087
Lions Gate Entertainment Corp., Class A *	21	711
Lions Gate Entertainment Corp., Class B *	76	2,432
News Corp., Class A	731	12,507
News Corp., Class B	254	4,432
Regal Entertainment Group, Class A	170	3,890
Scripps Networks Interactive, Inc., Class A	79	6,951
Sirius XM Holdings, Inc.	86	525
TEGNA, Inc.	437	6,323
The Interpublic Group of Cos., Inc.	129	2,824
The Madison Square Garden Co., Class A *	34	7,339
The Walt Disney Co.	957	103,997
Time Warner, Inc.	1,529	145,790
Tribune Media Co., Class A	166	7,070
Twenty-First Century Fox, Inc., Class A	1,937	71,475
Twenty-First Century Fox, Inc., Class B	828	30,214
Viacom, Inc., Class A	26	1,013
Viacom, Inc., Class B	671	22,425
		601,788

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Agilent Technologies, Inc.	475	34,879
Agios Pharmaceuticals, Inc. *	7	551
Alexion Pharmaceuticals, Inc. *	81	9,665
Allergan plc	657	118,431
Alnylam Pharmaceuticals, Inc. *	26	3,379
Amgen, Inc.	1,032	192,004
Bio-Rad Laboratories, Inc., Class A *	40	10,341
Biogen, Inc. *	25	8,695
Bristol-Myers Squibb Co.	1,653	103,478
Bruker Corp.	132	4,701
Endo International plc *	461	3,186

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	725	60,755
Intrexon Corp. *	23	299
IQVIA Holdings, Inc. *	104	10,628
Johnson & Johnson	4,492	620,750
Juno Therapeutics, Inc. *	130	11,155
Mallinckrodt plc *	188	3,395
Merck & Co., Inc.	5,093	301,760
Mylan N.V. *	1,044	44,735
OPKO Health, Inc. *	514	2,292
PerkinElmer, Inc.	169	13,547
Perrigo Co., plc	253	22,927
Pfizer, Inc.	11,639	431,109
QIAGEN N.V. *	294	9,846
Thermo Fisher Scientific, Inc.	430	96,367
United Therapeutics Corp. *	82	10,578
		2,129,453

Real Estate 4.4%
Alexandria Real Estate Equities, Inc.	182	23,605
American Campus Communities, Inc.	267	10,269
American Homes 4 Rent, Class A	473	9,834
Apartment Investment & Management Co., Class A	303	12,678
Apple Hospitality REIT, Inc.	416	8,108
AvalonBay Communities, Inc.	272	46,349
Boston Properties, Inc.	259	32,041
Brandywine Realty Trust	369	6,620
Brixmor Property Group, Inc.	600	9,738
Camden Property Trust	177	15,321
CBRE Group, Inc., Class A *	322	14,712
Colony NorthStar, Inc., Class A	1,034	9,285
Columbia Property Trust, Inc.	254	5,560
CoreCivic, Inc.	241	5,594
Corporate Office Properties Trust	174	4,750
CubeSmart	101	2,781
CyrusOne, Inc.	29	1,673
DCT Industrial Trust, Inc.	183	10,832
DDR Corp.	635	5,156
Digital Realty Trust, Inc.	94	10,523
Douglas Emmett, Inc.	69	2,668
Duke Realty Corp.	702	18,540
Empire State Realty Trust, Inc., Class A	228	4,457
EPR Properties	125	7,382
Equity Commonwealth *	253	7,567
Equity Residential	702	43,250
Essex Property Trust, Inc.	131	30,520
Extra Space Storage, Inc.	32	2,671
Federal Realty Investment Trust	86	10,389
Forest City Realty Trust, Inc., Class A	491	11,524
Gaming & Leisure Properties, Inc.	271	9,875
GGP, Inc.	1,184	27,267
HCP, Inc.	903	21,744
Healthcare Trust of America, Inc., Class A	396	10,934
Highwoods Properties, Inc.	200	9,576
Hospitality Properties Trust	320	9,091
Host Hotels & Resorts, Inc.	1,439	29,874
Hudson Pacific Properties, Inc.	282	9,016
Invitation Homes, Inc.	578	12,999
Iron Mountain, Inc.	61	2,137
JBG SMITH Properties	151	5,096
Jones Lang LaSalle, Inc.	91	14,228
Kilroy Realty Corp.	183	13,052
Kimco Realty Corp.	801	12,744
Lamar Advertising Co., Class A	23	1,656
Liberty Property Trust	282	11,678
Life Storage, Inc.	90	7,479
Medical Properties Trust, Inc.	727	9,509
Mid-America Apartment Communities, Inc.	219	20,886
Security	Number of Shares	Value ($)
National Retail Properties, Inc.	290	11,507
Omega Healthcare Investors, Inc.	376	10,167
Outfront Media, Inc.	247	5,533
Paramount Group, Inc.	361	5,426
Park Hotels & Resorts, Inc.	278	8,037
Piedmont Office Realty Trust, Inc., Class A	254	4,958
Prologis, Inc.	1,029	66,998
Rayonier, Inc.	251	8,147
Realogy Holdings Corp.	259	7,125
Realty Income Corp.	561	29,840
Regency Centers Corp.	287	18,055
Retail Properties of America, Inc., Class A	397	4,784
Senior Housing Properties Trust	465	8,058
Simon Property Group, Inc.	59	9,639
SL Green Realty Corp.	192	19,300
Spirit Realty Capital, Inc.	898	7,337
STORE Capital Corp.	333	8,162
Sun Communities, Inc.	146	12,971
Tanger Factory Outlet Centers, Inc.	172	4,331
Taubman Centers, Inc.	61	3,761
The Howard Hughes Corp. *	72	9,069
The Macerich Co.	267	17,240
UDR, Inc.	511	18,667
Uniti Group, Inc.	342	5,414
Ventas, Inc.	699	39,123
VEREIT, Inc.	2,006	14,443
Vornado Realty Trust	338	24,228
Weingarten Realty Investors	248	7,328
Welltower, Inc.	724	43,418
Weyerhaeuser Co.	1,460	54,808
WP Carey, Inc.	201	13,027
		1,124,139

Retailing 1.5%
Advance Auto Parts, Inc.	101	11,816
AutoNation, Inc. *	112	6,745
AutoZone, Inc. *	8	6,124
Bed Bath & Beyond, Inc.	270	6,232
Best Buy Co., Inc.	503	36,749
Burlington Stores, Inc. *	56	6,816
Dick’s Sporting Goods, Inc.	35	1,101
Dollar General Corp.	336	34,648
Dollar Tree, Inc. *	22	2,530
Foot Locker, Inc.	221	10,862
GameStop Corp., Class A	173	2,908
Genuine Parts Co.	175	18,212
Kohl’s Corp.	326	21,115
L Brands, Inc.	391	19,585
Liberty Expedia Holdings, Inc., Class A *	89	4,173
Liberty Interactive Corp., QVC Group, Class A *	334	9,382
Liberty Ventures, Series A *	160	9,429
LKQ Corp. *	522	21,940
Macy’s, Inc.	599	15,544
Murphy USA, Inc. *	66	5,630
Penske Automotive Group, Inc.	63	3,288
Sally Beauty Holdings, Inc. *	148	2,458
Signet Jewelers Ltd.	118	6,242
Target Corp.	1,082	81,388
The Gap, Inc.	428	14,227
The Michaels Cos., Inc. *	68	1,827
Tiffany & Co.	211	22,503
TripAdvisor, Inc. *	122	4,230
Urban Outfitters, Inc. *	164	5,594
Williams-Sonoma, Inc.	139	7,121
		400,419

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.0%
Cypress Semiconductor Corp.	592	10,236
First Solar, Inc. *	160	10,747
Intel Corp.	9,270	446,258
Marvell Technology Group Ltd.	767	17,894
Micron Technology, Inc. *	529	23,128
Microsemi Corp. *	41	2,533
NXP Semiconductors N.V. *	289	34,773
ON Semiconductor Corp. *	27	668
Qorvo, Inc. *	121	8,684
QUALCOMM, Inc.	2,912	198,744
Teradyne, Inc.	22	1,008
Versum Materials, Inc.	186	6,845
Xilinx, Inc.	24	1,753
		763,271

Software & Services 2.6%
Akamai Technologies, Inc. *	322	21,571
Amdocs Ltd.	282	19,289
Autodesk, Inc. *	76	8,787
Booz Allen Hamilton Holding Corp.	25	979
CA, Inc.	619	22,191
Conduent, Inc. *	389	6,380
CoreLogic, Inc. *	71	3,362
DST Systems, Inc.	107	8,920
eBay, Inc. *	1,910	77,508
Fidelity National Information Services, Inc.	272	27,842
FireEye, Inc. *	371	5,595
Guidewire Software, Inc. *	93	7,389
International Business Machines Corp.	524	85,779
Leidos Holdings, Inc.	281	18,714
LogMeIn, Inc.	34	4,277
Nuance Communications, Inc. *	565	10,063
Oracle Corp.	5,278	272,292
Sabre Corp.	106	2,202
SS&C Technologies Holdings, Inc.	16	804
Switch, Inc., Class A	21	341
Synopsys, Inc. *	267	24,727
Teradata Corp. *	241	9,760
Twitter, Inc. *	1,211	31,256
WEX, Inc. *	12	1,858
Zillow Group, Inc., Class A *	44	1,971
Zillow Group, Inc., Class C *	69	3,068
Zynga, Inc., Class A *	1,340	4,797
		681,722

Technology Hardware & Equipment 3.0%
ARRIS International plc *	345	8,729
Arrow Electronics, Inc. *	171	13,909
Avnet, Inc.	236	10,030
Cisco Systems, Inc.	9,749	404,973
CommScope Holding Co., Inc. *	176	6,799
Corning, Inc.	1,594	49,765
Dolby Laboratories, Inc., Class A	113	7,270
EchoStar Corp., Class A *	83	5,068
FLIR Systems, Inc.	134	6,862
Hewlett Packard Enterprise Co.	3,182	52,185
HP, Inc.	3,285	76,606
Jabil, Inc.	337	8,570
Juniper Networks, Inc.	741	19,377
Keysight Technologies, Inc. *	349	16,305
Motorola Solutions, Inc.	296	29,440
National Instruments Corp.	42	2,098
NetApp, Inc.	79	4,859
Trimble, Inc. *	105	4,631
Security	Number of Shares	Value ($)
Western Digital Corp.	501	44,579
Xerox Corp.	442	15,085
		787,140

Telecommunication Services 2.8%
AT&T, Inc.	12,099	453,108
CenturyLink, Inc.	1,875	33,394
Sprint Corp. *	1,187	6,327
T-Mobile US, Inc. *	214	13,931
Telephone & Data Systems, Inc.	170	4,663
United States Cellular Corp. *	43	1,564
Verizon Communications, Inc.	4,017	217,199
		730,186

Transportation 1.4%
Alaska Air Group, Inc.	37	2,432
AMERCO	9	3,286
American Airlines Group, Inc.	486	26,399
Copa Holdings S.A., Class A	54	7,470
CSX Corp.	170	9,651
Delta Air Lines, Inc.	1,294	73,460
Expeditors International of Washington, Inc.	110	7,144
Genesee & Wyoming, Inc., Class A *	120	9,582
JetBlue Airways Corp. *	624	13,017
Kansas City Southern	203	22,965
Kirby Corp. *	102	7,640
Macquarie Infrastructure Corp.	159	10,550
Norfolk Southern Corp.	565	85,247
Old Dominion Freight Line, Inc.	46	6,737
Ryder System, Inc.	102	8,877
Spirit Airlines, Inc. *	142	5,981
Union Pacific Corp.	141	18,823
United Continental Holdings, Inc. *	524	35,538
XPO Logistics, Inc. *	65	6,139
		360,938

Utilities 5.5%
AES Corp.	1,276	14,751
Alliant Energy Corp.	470	18,682
Ameren Corp.	484	27,409
American Electric Power Co., Inc.	970	66,717
American Water Works Co., Inc.	354	29,442
Aqua America, Inc.	346	12,529
Atmos Energy Corp.	209	17,326
Avangrid, Inc.	99	4,823
Calpine Corp. *	690	10,412
CenterPoint Energy, Inc.	839	23,643
CMS Energy Corp.	553	24,747
Consolidated Edison, Inc.	605	48,618
Dominion Energy, Inc.	1,252	95,703
DTE Energy Co.	353	37,291
Duke Energy Corp.	1,383	108,565
Edison International	614	38,393
Entergy Corp.	345	27,148
Eversource Energy	617	38,927
Exelon Corp.	1,885	72,591
FirstEnergy Corp.	891	29,314
Great Plains Energy, Inc.	418	13,008
Hawaiian Electric Industries, Inc.	227	7,743
MDU Resources Group, Inc.	385	10,195
National Fuel Gas Co.	163	9,087
NextEra Energy, Inc.	915	144,954
NiSource, Inc.	654	16,141
NRG Energy, Inc.	465	12,095
OGE Energy Corp.	388	12,494
PG&E Corp.	998	42,345

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pinnacle West Capital Corp.	224	17,909
PPL Corp.	1,363	43,439
Public Service Enterprise Group, Inc.	989	51,299
SCANA Corp.	257	10,444
Sempra Energy	492	52,654
The Southern Co.	1,966	88,686
UGI Corp.	336	15,379
Vectren Corp.	166	10,065
Vistra Energy Corp. *	464	9,048
WEC Energy Group, Inc.	610	39,223
Westar Energy, Inc.	269	13,897
Xcel Energy, Inc.	993	45,320
		1,412,456
Total Common Stock
(Cost $24,849,568)		25,593,111

Other Investment Companies 0.2% of net assets

Equity Fund 0.2%
iShares Russell 1000 Value ETF	375	48,390

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25% (b)	10,883	10,883
Total Other Investment Companies
(Cost $59,272)		59,273

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
E-mini Russell 1000 Value Index expires 03/16/18	2	126,850	(94)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2018:
	Balance of Shares Held at 12/20/17(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	—	469	—	469	$538	$—	$—
(a)	Commencement of operations.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$25,593,111	$—	$—	$25,593,111
Other Investment Companies[1]	59,273	—	—	59,273
Liabilities
Futures Contracts[2]	(94)	—	—	(94)
Total	$25,652,290	$—	$—	$25,652,290
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Mid-Cap Index Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.3%
Adient plc	1,043	67,586
Aptiv plc	2,974	282,173
BorgWarner, Inc.	2,348	132,098
Delphi Technologies plc *	991	54,733
Gentex Corp.	3,135	74,237
Harley-Davidson, Inc.	1,868	90,523
Lear Corp.	754	145,628
The Goodyear Tire & Rubber Co.	2,735	95,233
Thor Industries, Inc.	547	74,753
Visteon Corp. *	347	45,138
		1,062,102

Banks 4.7%
Associated Banc-Corp.	1,679	41,555
Bank of Hawaii Corp.	467	39,074
Bank of the Ozarks, Inc.	1,335	66,683
BankUnited, Inc.	1,155	47,401
BOK Financial Corp.	277	26,783
CIT Group, Inc.	1,455	73,754
Citizens Financial Group, Inc.	5,469	251,027
Comerica, Inc.	1,924	183,203
Commerce Bancshares, Inc.	1,040	60,850
Cullen/Frost Bankers, Inc.	624	66,400
East West Bancorp, Inc.	1,595	105,126
F.N.B. Corp.	3,563	51,129
Fifth Third Bancorp	7,844	259,636
First Hawaiian, Inc.	589	17,022
First Horizon National Corp.	3,230	64,148
First Republic Bank	1,779	159,309
Huntington Bancshares, Inc.	11,996	194,095
KeyCorp	11,897	254,596
M&T Bank Corp.	1,571	299,715
New York Community Bancorp, Inc.	5,278	74,737
PacWest Bancorp	1,411	73,979
People’s United Financial, Inc.	3,799	74,726
Pinnacle Financial Partners, Inc.	786	49,754
Popular, Inc.	1,117	45,395
Prosperity Bancshares, Inc.	736	55,789
Regions Financial Corp.	12,886	247,798
Signature Bank *	599	92,246
SunTrust Banks, Inc.	5,288	373,862
SVB Financial Group *	582	143,492
Synovus Financial Corp.	1,312	66,112
TCF Financial Corp.	1,761	37,773
TFS Financial Corp.	583	8,524
Webster Financial Corp.	1,016	57,526
Western Alliance Bancorp *	1,081	63,412
Zions Bancorp	2,192	118,434
		3,845,065

Security	Number of Shares	Value ($)
Capital Goods 10.2%
A.O. Smith Corp.	1,596	106,581
Acuity Brands, Inc.	464	71,660
AECOM *	1,722	67,347
AGCO Corp.	739	53,666
Air Lease Corp.	1,070	52,023
Allegion plc	1,058	91,104
Allison Transmission Holdings, Inc.	1,381	61,095
AMETEK, Inc.	2,520	192,276
Arconic, Inc.	4,737	142,394
Armstrong World Industries, Inc. *	489	30,660
BWX Technologies, Inc.	1,040	65,978
Carlisle Cos., Inc.	674	76,978
Colfax Corp. *	981	39,260
Crane Co.	554	55,367
Cummins, Inc.	1,765	331,820
Donaldson Co., Inc.	1,443	73,102
Dover Corp.	1,717	182,363
Fastenal Co.	3,210	176,422
Flowserve Corp.	1,448	65,623
Fluor Corp.	1,551	94,146
Fortive Corp.	3,410	259,228
Fortune Brands Home & Security, Inc.	1,681	119,233
Gardner Denver Holdings, Inc. *	720	24,898
Graco, Inc.	1,834	85,831
Harris Corp.	1,323	210,860
HD Supply Holdings, Inc. *	2,073	80,619
HEICO Corp.	339	27,228
HEICO Corp., Class A	668	43,988
Hexcel Corp.	992	67,803
Hubbell, Inc.	605	82,250
Huntington Ingalls Industries, Inc.	495	117,582
IDEX Corp.	847	121,528
Ingersoll-Rand plc	2,773	262,409
ITT, Inc.	985	55,160
Jacobs Engineering Group, Inc.	1,326	92,104
L3 Technologies, Inc.	862	183,141
Lennox International, Inc.	425	92,612
Lincoln Electric Holdings, Inc.	652	63,616
Masco Corp.	3,492	155,953
MSC Industrial Direct Co., Inc., Class A	483	45,344
Nordson Corp.	638	91,693
Orbital ATK, Inc.	637	84,020
Oshkosh Corp.	827	75,025
Owens Corning	1,231	114,446
PACCAR, Inc.	3,809	283,999
Parker-Hannifin Corp.	1,469	295,886
Pentair plc	1,839	131,488
Quanta Services, Inc. *	1,642	63,201
Regal Beloit Corp.	494	38,483
Rockwell Automation, Inc.	1,426	281,336
Rockwell Collins, Inc.	1,801	249,420
Roper Technologies, Inc.	1,117	313,419
Sensata Technologies Holding N.V. *	1,877	105,581
Snap-on, Inc.	628	107,583
Spirit AeroSystems Holdings, Inc., Class A	1,284	131,430
Stanley Black & Decker, Inc.	1,699	282,425
Teledyne Technologies, Inc. *	387	73,886

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Terex Corp.	862	40,531
Textron, Inc.	2,945	172,783
The Middleby Corp. *	610	83,119
The Timken Co.	767	40,306
The Toro Co.	1,170	76,811
TransDigm Group, Inc.	537	170,181
Trinity Industries, Inc.	1,667	57,461
United Rentals, Inc. *	937	169,700
Univar, Inc. *	1,259	37,594
USG Corp. *	945	36,534
Valmont Industries, Inc.	245	40,082
W.W. Grainger, Inc.	570	153,706
WABCO Holdings, Inc. *	561	86,613
Wabtec Corp.	951	77,069
Watsco, Inc.	336	60,409
Welbilt, Inc. *	1,426	31,800
WESCO International, Inc. *	521	35,506
Xylem, Inc.	1,990	143,797
		8,458,575

Commercial & Professional Services 2.1%
Cintas Corp.	954	160,701
Clean Harbors, Inc. *	581	32,153
Copart, Inc. *	2,203	97,086
Equifax, Inc.	1,322	165,158
IHS Markit Ltd. *	4,266	203,616
KAR Auction Services, Inc.	1,500	81,810
ManpowerGroup, Inc.	743	97,623
Nielsen Holdings plc	3,967	148,406
Pitney Bowes, Inc.	2,066	29,151
Republic Services, Inc.	2,553	175,646
Robert Half International, Inc.	1,368	79,180
Rollins, Inc.	1,060	52,300
Stericycle, Inc. *	917	69,105
The Dun & Bradstreet Corp.	410	50,729
TransUnion *	1,749	103,821
Verisk Analytics, Inc. *	1,682	168,284
		1,714,769

Consumer Durables & Apparel 3.4%
Brunswick Corp.	969	60,834
CalAtlantic Group, Inc.	895	50,236
Carter’s, Inc.	519	62,436
D.R. Horton, Inc.	3,790	185,899
Garmin Ltd.	1,340	84,340
Hanesbrands, Inc.	4,029	87,510
Hasbro, Inc.	1,260	119,158
Leggett & Platt, Inc.	1,465	68,137
Lennar Corp.	155	7,849
Lennar Corp., Class A	2,213	138,667
lululemon Athletica, Inc. *	1,061	82,981
Mattel, Inc.	3,806	60,287
Michael Kors Holdings Ltd. *	1,594	105,204
Mohawk Industries, Inc. *	687	193,088
Newell Brands, Inc.	5,409	143,014
NVR, Inc. *	37	117,592
Polaris Industries, Inc.	654	73,908
PulteGroup, Inc.	3,012	95,872
PVH Corp.	861	133,524
Ralph Lauren Corp.	615	70,301
Skechers U.S.A., Inc., Class A *	1,453	59,849
Tapestry, Inc.	3,163	148,787
Tempur Sealy International, Inc. *	514	30,655
Toll Brothers, Inc.	1,637	76,251
Tupperware Brands Corp.	562	32,461
Under Armour, Inc., Class A *	2,039	28,261
Under Armour, Inc., Class C *	2,069	26,587
Security	Number of Shares	Value ($)
VF Corp.	3,619	293,646
Whirlpool Corp.	781	141,689
		2,779,023

Consumer Services 3.0%
Aramark	2,694	123,412
Bright Horizons Family Solutions, Inc. *	594	58,331
Chipotle Mexican Grill, Inc. *	281	91,258
Choice Hotels International, Inc.	370	30,396
Darden Restaurants, Inc.	1,383	132,561
Domino’s Pizza, Inc.	484	104,955
Dunkin’ Brands Group, Inc.	1,001	64,715
Extended Stay America, Inc.	2,123	42,948
Graham Holdings Co., Class B	47	27,939
H&R Block, Inc.	2,297	60,962
Hilton Grand Vacations, Inc. *	764	34,357
Hilton Worldwide Holdings, Inc.	2,410	206,416
Hyatt Hotels Corp., Class A *	509	41,382
International Game Technology plc	1,198	34,826
MGM Resorts International	5,545	202,115
Norwegian Cruise Line Holdings Ltd. *	2,057	124,942
Royal Caribbean Cruises Ltd.	1,906	254,546
Service Corp. International	2,016	80,580
ServiceMaster Global Holdings, Inc. *	1,490	78,553
Six Flags Entertainment Corp.	730	49,319
The Wendy’s Co.	2,046	33,104
Vail Resorts, Inc.	444	97,041
Wyndham Worldwide Corp.	1,101	136,667
Wynn Resorts Ltd.	887	146,878
Yum China Holdings, Inc.	4,096	190,013
		2,448,216

Diversified Financials 5.5%
Affiliated Managers Group, Inc.	615	122,772
AGNC Investment Corp.	4,339	81,530
Ally Financial, Inc.	4,923	146,558
Ameriprise Financial, Inc.	1,641	276,837
Annaly Capital Management, Inc.	12,687	133,721
BGC Partners, Inc., Class A	2,577	36,877
Cboe Global Markets, Inc.	1,225	164,628
Chimera Investment Corp.	2,078	35,305
Credit Acceptance Corp. *	124	40,884
Discover Financial Services	4,023	321,035
E*TRADE Financial Corp. *	2,998	157,995
Eaton Vance Corp.	1,242	71,788
FactSet Research Systems, Inc.	428	85,895
Federated Investors, Inc., Class B	1,053	36,518
Interactive Brokers Group, Inc., Class A	769	49,208
Invesco Ltd.	4,459	161,104
Lazard Ltd., Class A	1,302	76,258
Legg Mason, Inc.	913	38,912
Leucadia National Corp.	3,590	97,181
LPL Financial Holdings, Inc.	979	58,407
MarketAxess Holdings, Inc.	407	79,858
MFA Financial, Inc.	4,376	31,332
Moody’s Corp.	1,846	298,664
Morningstar, Inc.	210	20,185
MSCI, Inc.	986	137,281
Nasdaq, Inc.	1,265	102,351
Navient Corp.	2,896	41,268
New Residential Investment Corp.	3,682	63,662
Northern Trust Corp.	2,321	244,610
OneMain Holdings, Inc. *	702	22,962
Raymond James Financial, Inc.	1,426	137,452
Santander Consumer USA Holdings, Inc.	1,639	28,273
SEI Investments Co.	1,486	111,673
SLM Corp. *	4,782	54,706

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Starwood Property Trust, Inc.	2,829	57,683
Synchrony Financial	8,714	345,772
T. Rowe Price Group, Inc.	2,615	291,913
TD Ameritrade Holding Corp.	2,817	157,160
Two Harbors Investment Corp.	1,921	28,335
Voya Financial, Inc.	1,997	103,664
		4,552,217

Energy 5.6%
Andeavor	1,733	187,441
Antero Resources Corp. *	2,559	49,721
Apache Corp.	4,230	189,800
Baker Hughes, a GE Co.	4,724	151,877
Cabot Oil & Gas Corp.	5,110	134,648
Centennial Resource Development, Inc., Class A *	1,466	29,921
Cheniere Energy, Inc. *	2,267	128,222
Chesapeake Energy Corp. *	10,037	35,130
Cimarex Energy Co.	1,041	116,800
CNX Resources Corp. *	2,525	35,375
Concho Resources, Inc. *	1,637	257,729
CONSOL Energy, Inc. *	316	10,248
Continental Resources, Inc. *	967	53,698
Devon Energy Corp.	5,837	241,477
Diamondback Energy, Inc. *	1,089	136,669
Energen Corp. *	1,077	56,252
EQT Corp.	2,611	141,751
Extraction Oil & Gas, Inc. *	1,334	18,809
Gulfport Energy Corp. *	1,766	17,960
Helmerich & Payne, Inc.	1,177	84,779
Hess Corp.	3,143	158,753
HollyFrontier Corp.	1,966	94,289
Kosmos Energy Ltd. *	2,558	17,676
Laredo Petroleum, Inc. *	1,799	17,504
Marathon Oil Corp.	9,430	171,532
Marathon Petroleum Corp.	5,383	372,880
Murphy Oil Corp.	1,809	58,069
Nabors Industries Ltd.	3,426	26,860
National Oilwell Varco, Inc.	4,224	154,936
Newfield Exploration Co. *	2,208	69,905
Noble Energy, Inc.	5,348	163,221
Oceaneering International, Inc.	1,089	22,521
ONEOK, Inc.	4,170	245,446
Parsley Energy, Inc., Class A *	2,598	61,313
Patterson-UTI Energy, Inc.	2,310	54,562
PBF Energy, Inc., Class A	1,213	39,216
QEP Resources, Inc. *	2,657	24,870
Range Resources Corp.	2,534	36,110
RPC, Inc.	643	12,989
RSP Permian, Inc. *	1,457	57,814
SM Energy Co.	1,228	28,674
Southwestern Energy Co. *	5,603	23,757
Targa Resources Corp.	2,354	112,992
The Williams Cos., Inc.	9,191	288,505
Transocean Ltd. *	4,352	46,958
Weatherford International plc *	9,791	38,577
Whiting Petroleum Corp. *	998	27,864
World Fuel Services Corp.	738	20,583
WPX Energy, Inc. *	4,392	64,694
		4,591,377

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.2%
Casey’s General Stores, Inc.	422	51,108
Rite Aid Corp. *	11,675	25,452
Sprouts Farmers Market, Inc. *	1,443	40,303
U.S. Foods Holding Corp. *	2,264	72,742
		189,605

Food, Beverage & Tobacco 3.0%
Blue Buffalo Pet Products, Inc. *	1,036	35,203
Brown-Forman Corp., Class A	601	41,469
Brown-Forman Corp., Class B	1,959	135,759
Bunge Ltd.	1,558	123,752
Campbell Soup Co.	1,961	91,285
ConAgra Brands, Inc.	4,321	164,198
Dr Pepper Snapple Group, Inc.	2,012	240,132
Flowers Foods, Inc.	1,961	38,455
Hormel Foods Corp.	2,990	102,647
Ingredion, Inc.	791	113,619
Kellogg Co.	2,711	184,646
Lamb Weston Holdings, Inc.	1,624	95,167
McCormick & Co., Inc. — Non Voting Shares	1,333	144,991
Molson Coors Brewing Co., Class B	1,918	161,150
Pilgrim’s Pride Corp. *	587	16,301
Pinnacle Foods, Inc.	1,311	81,203
Post Holdings, Inc. *	720	54,482
Seaboard Corp.	3	13,008
The Hain Celestial Group, Inc. *	1,128	43,022
The Hershey Co.	1,527	168,474
The JM Smucker Co.	1,219	154,679
TreeHouse Foods, Inc. *	612	28,862
Tyson Foods, Inc., Class A	3,094	235,484
		2,467,988

Health Care Equipment & Services 5.2%
ABIOMED, Inc. *	455	106,925
Acadia Healthcare Co., Inc. *	871	29,684
Align Technology, Inc. *	882	231,084
AmerisourceBergen Corp.	1,764	175,818
athenahealth, Inc. *	438	54,886
Brookdale Senior Living, Inc. *	2,042	19,399
Cardinal Health, Inc.	3,512	252,126
Centene Corp. *	1,888	202,469
Cerner Corp. *	3,196	220,939
DaVita, Inc. *	1,699	132,590
DENTSPLY SIRONA, Inc.	2,503	152,207
DexCom, Inc. *	949	55,232
Edwards Lifesciences Corp. *	2,321	293,792
Envision Healthcare Corp. *	1,329	47,831
Henry Schein, Inc. *	1,755	132,818
Hill-Rom Holdings, Inc.	729	62,206
Hologic, Inc. *	3,094	132,114
IDEXX Laboratories, Inc. *	968	181,055
Laboratory Corp. of America Holdings *	1,134	197,883
LifePoint Health, Inc. *	403	19,928
MEDNAX, Inc. *	1,012	53,444
Patterson Cos., Inc.	904	32,445
Premier, Inc., Class A *	627	20,346
Quest Diagnostics, Inc.	1,519	160,741
ResMed, Inc.	1,549	156,124
STERIS plc	929	84,465
Teleflex, Inc.	500	138,875
The Cooper Cos., Inc.	537	131,388
Universal Health Services, Inc., Class B	952	115,668
Varian Medical Systems, Inc. *	1,021	130,177
Veeva Systems, Inc., Class A *	1,204	75,683
WellCare Health Plans, Inc. *	493	103,717

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	812	81,362
Zimmer Biomet Holdings, Inc.	2,242	285,003
		4,270,424

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	2,765	135,070
Coty, Inc., Class A	5,186	101,697
Edgewell Personal Care Co. *	636	35,909
Energizer Holdings, Inc.	667	38,833
Herbalife Ltd. *	711	59,006
Nu Skin Enterprises, Inc., Class A	572	41,093
Spectrum Brands Holdings, Inc.	268	31,747
The Clorox Co.	1,433	203,042
		646,397

Insurance 4.4%
Alleghany Corp. *	165	103,571
American Financial Group, Inc.	779	88,292
American National Insurance Co.	82	10,364
Arch Capital Group Ltd. *	1,359	123,587
Arthur J. Gallagher & Co.	1,974	134,864
Aspen Insurance Holdings Ltd.	659	24,614
Assurant, Inc.	595	54,431
Assured Guaranty Ltd.	1,285	45,733
Athene Holding Ltd., Class A *	1,192	59,791
Axis Capital Holdings Ltd.	909	45,932
Brown & Brown, Inc.	1,301	68,276
Cincinnati Financial Corp.	1,708	131,345
CNA Financial Corp.	300	16,248
Erie Indemnity Co., Class A	274	32,540
Everest Re Group Ltd.	451	103,640
First American Financial Corp.	1,193	70,471
FNF Group	2,906	113,276
Lincoln National Corp.	2,427	200,956
Loews Corp.	3,090	159,598
Markel Corp. *	151	173,301
Mercury General Corp.	303	14,832
Old Republic International Corp.	2,705	58,130
Principal Financial Group, Inc.	2,960	200,096
ProAssurance Corp.	582	31,835
Reinsurance Group of America, Inc.	712	111,535
RenaissanceRe Holdings Ltd.	444	56,450
The Hanover Insurance Group, Inc.	471	53,294
The Hartford Financial Services Group, Inc.	3,938	231,397
The Progressive Corp.	6,438	348,296
Torchmark Corp.	1,280	116,288
Unum Group	2,506	133,294
Validus Holdings Ltd.	856	57,951
W. R. Berkley Corp.	1,056	77,067
White Mountains Insurance Group Ltd.	40	33,596
Willis Towers Watson plc	1,405	225,460
XL Group Ltd.	2,793	102,894
		3,613,245

Materials 5.8%
Albemarle Corp.	1,225	136,698
Alcoa Corp. *	2,051	106,693
AptarGroup, Inc.	679	59,358
Ardagh Group S.A.	205	4,100
Ashland Global Holdings, Inc.	687	49,869
Avery Dennison Corp.	979	120,104
Axalta Coating Systems Ltd. *	2,358	74,277
Ball Corp.	3,843	147,110
Bemis Co., Inc.	1,002	46,833
Berry Global Group, Inc. *	1,437	85,056
Cabot Corp.	678	45,860
Security	Number of Shares	Value ($)
Celanese Corp., Series A	1,505	162,781
CF Industries Holdings, Inc.	2,587	109,792
Crown Holdings, Inc. *	1,437	83,418
Domtar Corp.	690	35,438
Eagle Materials, Inc.	520	58,266
Eastman Chemical Co.	1,617	160,374
FMC Corp.	1,484	135,534
Freeport-McMoRan, Inc. *	15,043	293,339
Graphic Packaging Holding Co.	3,436	55,491
Huntsman Corp.	2,227	76,987
International Flavors & Fragrances, Inc.	877	131,813
International Paper Co.	4,574	287,522
Martin Marietta Materials, Inc.	697	159,034
NewMarket Corp.	82	32,602
Newmont Mining Corp.	5,932	240,305
Nucor Corp.	3,545	237,373
Olin Corp.	1,829	68,185
Owens-Illinois, Inc. *	1,800	41,796
Packaging Corp. of America	1,036	130,153
Platform Specialty Products Corp. *	2,453	28,725
Reliance Steel & Aluminum Co.	785	68,758
Royal Gold, Inc.	721	64,169
RPM International, Inc.	1,455	75,951
Sealed Air Corp.	1,990	94,227
Silgan Holdings, Inc.	822	24,570
Sonoco Products Co.	1,087	59,035
Southern Copper Corp.	910	44,181
Steel Dynamics, Inc.	2,530	114,862
Tahoe Resources, Inc.	3,422	15,023
The Chemours Co.	2,050	105,821
The Mosaic Co.	3,898	106,415
The Scotts Miracle-Gro Co.	478	43,149
United States Steel Corp.	1,934	72,351
Valvoline, Inc.	2,269	55,931
Vulcan Materials Co.	1,459	197,549
W.R. Grace & Co.	756	55,808
Westlake Chemical Corp.	395	44,477
WestRock Co.	2,789	185,831
		4,832,994

Media 1.9%
AMC Networks, Inc., Class A *	544	28,065
Cable One, Inc.	52	36,714
Cinemark Holdings, Inc.	1,179	43,387
Discovery Communications, Inc., Class A *	1,681	42,143
Discovery Communications, Inc., Class C *	2,266	54,067
John Wiley & Sons, Inc., Class A	491	31,129
Liberty Broadband Corp., Class A *	283	26,783
Liberty Broadband Corp., Class C *	1,153	110,169
Liberty Media Corp. — Liberty Formula One, Class A *	274	9,776
Liberty Media Corp. — Liberty Formula One, Class C *	2,072	78,094
Liberty Media Corp. — Liberty SiriusXM, Class A *	987	44,425
Liberty Media Corp. — Liberty SiriusXM, Class C *	1,983	88,858
Lions Gate Entertainment Corp., Class A *	578	19,560
Lions Gate Entertainment Corp., Class B *	1,130	36,160
Live Nation Entertainment, Inc. *	1,486	66,959
News Corp., Class A	4,228	72,341
News Corp., Class B	1,347	23,505
Omnicom Group, Inc.	2,567	196,761
Regal Entertainment Group, Class A	1,251	28,623
Scripps Networks Interactive, Inc., Class A	956	84,118
Sirius XM Holdings, Inc.	16,187	98,903
TEGNA, Inc.	2,382	34,468
The Interpublic Group of Cos., Inc.	4,300	94,127

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Madison Square Garden Co., Class A *	204	44,031
Tribune Media Co., Class A	883	37,607
Viacom, Inc., Class A	111	4,323
Viacom, Inc., Class B	3,902	130,405
		1,565,501

Pharmaceuticals, Biotechnology & Life Sciences 4.5%
ACADIA Pharmaceuticals, Inc. *	1,090	32,602
Agilent Technologies, Inc.	3,583	263,100
Agios Pharmaceuticals, Inc. *	528	41,585
Akorn, Inc. *	994	32,027
Alkermes plc *	1,689	96,560
Alnylam Pharmaceuticals, Inc. *	954	124,001
Bio-Rad Laboratories, Inc., Class A *	232	59,979
Bio-Techne Corp.	410	57,519
BioMarin Pharmaceutical, Inc. *	1,937	174,776
Bioverativ, Inc. *	1,202	123,878
Bruker Corp.	1,127	40,132
Charles River Laboratories International, Inc. *	522	55,040
Endo International plc *	2,472	17,082
Exelixis, Inc. *	3,205	97,144
Illumina, Inc. *	1,618	376,412
Incyte Corp. *	1,928	174,079
Intercept Pharmaceuticals, Inc. *	198	12,296
Intrexon Corp. *	668	8,684
Ionis Pharmaceuticals, Inc. *	1,370	71,952
IQVIA Holdings, Inc. *	1,770	180,876
Juno Therapeutics, Inc. *	760	65,216
Mallinckrodt plc *	1,051	18,981
Mettler-Toledo International, Inc. *	281	189,748
Mylan N.V. *	5,924	253,843
Neurocrine Biosciences, Inc. *	969	82,820
OPKO Health, Inc. *	3,674	16,386
PerkinElmer, Inc.	1,215	97,394
Perrigo Co., plc	1,462	132,486
QIAGEN N.V. *	2,507	83,959
Seattle Genetics, Inc. *	1,061	55,490
TESARO, Inc. *	412	27,794
United Therapeutics Corp. *	476	61,404
Waters Corp. *	846	182,406
Zoetis, Inc.	5,463	419,176
		3,726,827

Real Estate 8.7%
Alexandria Real Estate Equities, Inc.	1,050	136,185
American Campus Communities, Inc.	1,510	58,075
American Homes 4 Rent, Class A	2,661	55,322
Apartment Investment & Management Co., Class A	1,732	72,467
Apple Hospitality REIT, Inc.	2,329	45,392
AvalonBay Communities, Inc.	1,529	260,542
Boston Properties, Inc.	1,710	211,544
Brandywine Realty Trust	1,915	34,355
Brixmor Property Group, Inc.	3,387	54,971
Camden Property Trust	1,008	87,252
CBRE Group, Inc., Class A *	3,260	148,949
Colony NorthStar, Inc., Class A	5,971	53,620
Columbia Property Trust, Inc.	1,328	29,070
CoreCivic, Inc.	1,306	30,312
CoreSite Realty Corp.	376	40,728
Corporate Office Properties Trust	1,104	30,139
CubeSmart	1,997	54,977
CyrusOne, Inc.	1,000	57,690
DCT Industrial Trust, Inc.	1,035	61,262
DDR Corp.	3,430	27,852
Digital Realty Trust, Inc.	2,268	253,903
Douglas Emmett, Inc.	1,765	68,253
Security	Number of Shares	Value ($)
Duke Realty Corp.	3,946	104,214
Empire State Realty Trust, Inc., Class A	1,428	27,917
EPR Properties	696	41,106
Equity Commonwealth *	1,336	39,960
Equity LifeStyle Properties, Inc.	902	77,861
Essex Property Trust, Inc.	726	169,144
Extra Space Storage, Inc.	1,351	112,781
Federal Realty Investment Trust	798	96,398
Forest City Realty Trust, Inc., Class A	2,795	65,599
Gaming & Leisure Properties, Inc.	2,228	81,188
GGP, Inc.	6,841	157,548
HCP, Inc.	5,213	125,529
Healthcare Trust of America, Inc., Class A	2,248	62,067
Highwoods Properties, Inc.	1,128	54,009
Hospitality Properties Trust	1,800	51,138
Host Hotels & Resorts, Inc.	8,105	168,260
Hudson Pacific Properties, Inc.	1,732	55,372
Invitation Homes, Inc.	3,251	73,115
Iron Mountain, Inc.	3,072	107,612
JBG SMITH Properties	955	32,231
Jones Lang LaSalle, Inc.	501	78,331
Kilroy Realty Corp.	1,070	76,312
Kimco Realty Corp.	4,583	72,916
Lamar Advertising Co., Class A	919	66,168
Liberty Property Trust	1,632	67,581
Life Storage, Inc.	508	42,215
Medical Properties Trust, Inc.	4,015	52,516
Mid-America Apartment Communities, Inc.	1,258	119,975
National Retail Properties, Inc.	1,681	66,702
Omega Healthcare Investors, Inc.	2,158	58,352
Outfront Media, Inc.	1,536	34,406
Paramount Group, Inc.	2,283	34,314
Park Hotels & Resorts, Inc.	1,595	46,111
Piedmont Office Realty Trust, Inc., Class A	1,607	31,369
Prologis, Inc.	5,855	381,219
Rayonier, Inc.	1,426	46,288
Realogy Holdings Corp.	1,472	40,495
Realty Income Corp.	3,129	166,432
Regency Centers Corp.	1,655	104,116
Retail Properties of America, Inc., Class A	2,520	30,366
SBA Communications Corp. *	1,333	232,609
Senior Housing Properties Trust	2,610	45,231
SL Green Realty Corp.	1,070	107,556
Spirit Realty Capital, Inc.	5,056	41,308
STORE Capital Corp.	1,892	46,373
Sun Communities, Inc.	851	75,603
Tanger Factory Outlet Centers, Inc.	1,022	25,734
Taubman Centers, Inc.	654	40,319
The Howard Hughes Corp. *	406	51,140
The Macerich Co.	1,518	98,017
UDR, Inc.	2,945	107,581
Uniti Group, Inc.	1,836	29,064
Ventas, Inc.	3,939	220,466
VEREIT, Inc.	10,842	78,062
Vornado Realty Trust	1,909	136,837
Weingarten Realty Investors	1,331	39,331
Welltower, Inc.	4,071	244,138
Weyerhaeuser Co.	8,289	311,169
WP Carey, Inc.	1,171	75,893
		7,198,524

Retailing 5.0%
Advance Auto Parts, Inc.	789	92,305
AutoNation, Inc. *	641	38,601
AutoZone, Inc. *	305	233,459
Bed Bath & Beyond, Inc.	1,521	35,105
Best Buy Co., Inc.	2,854	208,513
Burlington Stores, Inc. *	753	91,648

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CarMax, Inc. *	2,029	144,810
Dick’s Sporting Goods, Inc.	914	28,754
Dollar General Corp.	3,060	315,547
Dollar Tree, Inc. *	2,558	294,170
Expedia, Inc.	1,363	174,478
Floor & Decor Holdings, Inc., Class A *	243	11,397
Foot Locker, Inc.	1,370	67,336
GameStop Corp., Class A	1,103	18,541
Genuine Parts Co.	1,596	166,096
Kohl’s Corp.	1,864	120,731
L Brands, Inc.	2,667	133,590
Liberty Expedia Holdings, Inc., Class A *	600	28,134
Liberty Interactive Corp., QVC Group, Class A *	4,945	138,905
Liberty Ventures, Series A *	884	52,094
LKQ Corp. *	3,406	143,154
Macy’s, Inc.	3,389	87,945
Murphy USA, Inc. *	362	30,882
Nordstrom, Inc.	1,297	63,955
O'Reilly Automotive, Inc. *	927	245,368
Penske Automotive Group, Inc.	395	20,615
Pool Corp.	433	58,559
Ross Stores, Inc.	4,196	345,708
Sally Beauty Holdings, Inc. *	1,425	23,669
Signet Jewelers Ltd.	670	35,443
The Gap, Inc.	2,636	87,621
The Michaels Cos., Inc. *	1,229	33,023
Tiffany & Co.	1,198	127,767
Tractor Supply Co.	1,395	106,369
TripAdvisor, Inc. *	1,200	41,604
Ulta Salon, Cosmetics & Fragrance, Inc. *	648	143,921
Urban Outfitters, Inc. *	902	30,767
Wayfair, Inc., Class A *	426	39,196
Williams-Sonoma, Inc.	941	48,207
		4,107,987

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. *	9,342	128,359
Analog Devices, Inc.	4,064	373,400
Cavium, Inc. *	744	66,052
Cypress Semiconductor Corp.	3,649	63,091
First Solar, Inc. *	904	60,722
KLA-Tencor Corp.	1,742	191,272
Lam Research Corp.	1,792	343,204
Marvell Technology Group Ltd.	4,419	103,095
Maxim Integrated Products, Inc.	3,122	190,442
Microchip Technology, Inc.	2,529	240,812
Microsemi Corp. *	1,302	80,451
ON Semiconductor Corp. *	4,630	114,546
Qorvo, Inc. *	1,404	100,765
Skyworks Solutions, Inc.	2,047	198,989
Teradyne, Inc.	2,204	101,031
Versum Materials, Inc.	1,205	44,344
Xilinx, Inc.	2,764	201,827
		2,602,402

Software & Services 9.5%
Akamai Technologies, Inc. *	1,831	122,659
Alliance Data Systems Corp.	539	138,340
Amdocs Ltd.	1,594	109,030
ANSYS, Inc. *	947	153,083
Atlassian Corp. plc, Class A *	1,016	54,854
Autodesk, Inc. *	2,305	266,504
Black Knight, Inc. *	1,205	59,648
Booz Allen Hamilton Holding Corp.	1,578	61,826
Broadridge Financial Solutions, Inc.	1,300	125,333
CA, Inc.	3,497	125,367
Cadence Design Systems, Inc. *	3,076	137,989
Security	Number of Shares	Value ($)
CDK Global, Inc.	1,418	101,089
Citrix Systems, Inc. *	1,677	155,559
Conduent, Inc. *	2,104	34,506
CoreLogic, Inc. *	912	43,192
CoStar Group, Inc. *	393	136,021
CSRA, Inc.	1,796	59,771
Dell Technologies, Inc., Class V *	2,277	163,261
DST Systems, Inc.	662	55,191
DXC Technology Co.	3,144	312,985
Euronet Worldwide, Inc. *	557	52,286
Fidelity National Information Services, Inc.	3,651	373,716
FireEye, Inc. *	2,013	30,356
First Data Corp., Class A *	5,270	93,279
Fiserv, Inc. *	2,355	331,678
FleetCor Technologies, Inc. *	989	210,162
Fortinet, Inc. *	1,615	74,355
Gartner, Inc. *	972	134,855
Genpact Ltd.	1,685	57,189
Global Payments, Inc.	1,685	188,349
GoDaddy, Inc., Class A *	1,394	76,991
Guidewire Software, Inc. *	839	66,659
IAC/InterActiveCorp *	774	112,207
Jack Henry & Associates, Inc.	859	107,083
Leidos Holdings, Inc.	1,577	105,028
LogMeIn, Inc.	575	72,335
Manhattan Associates, Inc. *	766	40,460
Match Group, Inc. *	405	14,151
Nuance Communications, Inc. *	3,184	56,707
Pandora Media, Inc. *	2,679	12,806
Paychex, Inc.	3,571	243,721
PTC, Inc. *	1,272	92,449
Red Hat, Inc. *	1,967	258,424
Sabre Corp.	2,283	47,418
ServiceNow, Inc. *	1,856	276,303
Splunk, Inc. *	1,546	142,804
Square, Inc., Class A *	2,697	126,516
SS&C Technologies Holdings, Inc.	1,910	96,035
Switch, Inc., Class A	400	6,488
Symantec Corp.	6,788	184,837
Synopsys, Inc. *	1,663	154,010
Tableau Software, Inc., Class A *	710	54,535
Take-Two Interactive Software, Inc. *	1,238	156,817
Teradata Corp. *	1,341	54,311
The Ultimate Software Group, Inc. *	316	73,593
The Western Union Co.	5,102	106,071
Total System Services, Inc.	2,014	178,964
Twitter, Inc. *	7,425	191,639
Tyler Technologies, Inc. *	382	76,977
VeriSign, Inc. *	946	108,714
WEX, Inc. *	435	67,342
Workday, Inc., Class A *	1,480	177,437
Worldpay, Inc., Class A *	3,185	255,787
Zillow Group, Inc., Class A *	599	26,829
Zillow Group, Inc., Class C *	1,198	53,263
Zynga, Inc., Class A *	8,535	30,555
		7,868,699

Technology Hardware & Equipment 3.5%
Amphenol Corp., Class A	3,319	307,904
Arista Networks, Inc. *	587	161,906
ARRIS International plc *	1,964	49,689
Arrow Electronics, Inc. *	981	79,795
Avnet, Inc.	1,335	56,738
CDW Corp.	1,658	124,002
Cognex Corp.	1,841	114,823
Coherent, Inc. *	271	70,330
CommScope Holding Co., Inc. *	2,095	80,930
Dolby Laboratories, Inc., Class A	608	39,119

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
EchoStar Corp., Class A *	523	31,934
F5 Networks, Inc. *	706	102,045
FLIR Systems, Inc.	1,531	78,403
IPG Photonics Corp. *	399	100,528
Jabil, Inc.	1,914	48,673
Juniper Networks, Inc.	4,150	108,522
Keysight Technologies, Inc. *	2,049	95,729
Motorola Solutions, Inc.	1,815	180,520
National Instruments Corp.	1,181	58,979
NCR Corp. *	1,338	50,188
NetApp, Inc.	3,016	185,484
Palo Alto Networks, Inc. *	988	155,976
Trimble, Inc. *	2,780	122,598
Universal Display Corp.	461	73,483
Western Digital Corp.	3,291	292,833
Xerox Corp.	2,547	86,929
Zebra Technologies Corp., Class A *	580	71,433
		2,929,493

Telecommunication Services 0.4%
CenturyLink, Inc.	10,684	190,282
Telephone & Data Systems, Inc.	1,073	29,432
United States Cellular Corp. *	155	5,637
Zayo Group Holdings, Inc. *	2,062	75,676
		301,027

Transportation 2.1%
Alaska Air Group, Inc.	1,336	87,815
AMERCO	56	20,444
American Airlines Group, Inc.	4,809	261,225
C.H. Robinson Worldwide, Inc.	1,556	142,312
Copa Holdings S.A., Class A	345	47,724
Expeditors International of Washington, Inc.	1,968	127,822
Genesee & Wyoming, Inc., Class A *	676	53,979
JB Hunt Transport Services, Inc.	960	115,997
JetBlue Airways Corp. *	3,558	74,220
Kansas City Southern	1,145	129,534
Kirby Corp. *	591	44,266
Landstar System, Inc.	463	51,416
Macquarie Infrastructure Corp.	886	58,786
Old Dominion Freight Line, Inc.	679	99,439
Ryder System, Inc.	583	50,738
Spirit Airlines, Inc. *	770	32,432
United Continental Holdings, Inc. *	2,988	202,646
XPO Logistics, Inc. *	1,315	124,189
		1,724,984

Utilities 5.5%
AES Corp.	7,333	84,769
Alliant Energy Corp.	2,568	102,078
Ameren Corp.	2,693	152,505
American Water Works Co., Inc.	1,981	164,760
Aqua America, Inc.	1,973	71,442
Atmos Energy Corp.	1,144	94,838
Security	Number of Shares	Value ($)
Avangrid, Inc.	629	30,645
Calpine Corp. *	3,988	60,179
CenterPoint Energy, Inc.	4,791	135,010
CMS Energy Corp.	3,104	138,904
Consolidated Edison, Inc.	3,453	277,483
DTE Energy Co.	1,988	210,012
Edison International	3,528	220,606
Entergy Corp.	1,994	156,908
Eversource Energy	3,523	222,266
FirstEnergy Corp.	4,932	162,263
Great Plains Energy, Inc.	2,392	74,439
Hawaiian Electric Industries, Inc.	1,200	40,932
MDU Resources Group, Inc.	2,155	57,064
National Fuel Gas Co.	892	49,729
NiSource, Inc.	3,738	92,254
NRG Energy, Inc.	3,322	86,405
OGE Energy Corp.	2,214	71,291
Pinnacle West Capital Corp.	1,234	98,658
PPL Corp.	7,610	242,531
Public Service Enterprise Group, Inc.	5,617	291,354
SCANA Corp.	1,460	59,334
Sempra Energy	2,790	298,586
UGI Corp.	1,918	87,787
Vectren Corp.	923	55,962
Vistra Energy Corp. *	2,678	52,221
WEC Energy Group, Inc.	3,509	225,629
Westar Energy, Inc.	1,573	81,261
Xcel Energy, Inc.	5,644	257,592
		4,507,697
Total Common Stock
(Cost $81,430,630)		82,005,138

Other Investment Company 0.1% of net assets

Equity Fund 0.1%
iShares Russell Mid-Cap ETF	420	90,648
Total Other Investment Company
(Cost $91,135)		90,648

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P MidCap 400, e-mini, expires 03/16/18	2	390,840	(24)
*	Non-income producing security.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$82,005,138	$—	$—	$82,005,138
Other Investment Company[1]	90,648	—	—	90,648
Liabilities
Futures Contracts[2]	(24)	—	—	(24)
Total	$82,095,762	$—	$—	$82,095,762
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.3% of net assets

Australia 6.7%
AGL Energy Ltd.	186,892	3,521,171
Alumina Ltd.	765,466	1,480,207
Amcor Ltd.	328,545	3,841,727
AMP Ltd.	815,172	3,443,184
APA Group	316,770	2,050,702
Aristocrat Leisure Ltd.	151,427	2,909,500
ASX Ltd.	51,877	2,282,684
Aurizon Holdings Ltd.	592,955	2,230,718
AusNet Services	540,546	737,760
Australia & New Zealand Banking Group Ltd.	850,707	19,540,032
Bank of Queensland Ltd.	109,164	1,087,440
Bendigo & Adelaide Bank Ltd.	146,452	1,379,558
BHP Billiton Ltd.	921,345	22,531,609
BlueScope Steel Ltd.	173,686	2,017,011
Boral Ltd.	359,961	2,312,962
Brambles Ltd.	447,996	3,562,769
Caltex Australia Ltd.	72,637	2,033,108
Challenger Ltd.	173,116	1,897,577
CIMIC Group Ltd.	25,510	968,700
Coca-Cola Amatil Ltd.	149,082	1,006,288
Cochlear Ltd.	17,003	2,373,124
Commonwealth Bank of Australia	501,776	31,835,598
Computershare Ltd.	132,619	1,780,109
Crown Resorts Ltd.	106,681	1,137,150
CSL Ltd.	131,779	15,494,488
Dexus	292,599	2,246,082
Domino’s Pizza Enterprises Ltd.	20,589	793,917
Flight Centre Travel Group Ltd.	17,631	724,405
Fortescue Metals Group Ltd.	430,023	1,707,716
Goodman Group	520,106	3,393,988
Harvey Norman Holdings Ltd.	132,814	482,202
Healthscope Ltd.	509,967	793,366
Incitec Pivot Ltd.	512,490	1,534,015
Insurance Australia Group Ltd.	676,813	3,941,674
James Hardie Industries plc	120,847	2,114,746
LendLease Group	168,764	2,144,558
Macquarie Group Ltd.	93,380	7,748,399
Medibank Pvt Ltd.	791,002	2,130,008
Mirvac Group	1,024,781	1,820,975
National Australia Bank Ltd.	779,053	18,250,811
Newcrest Mining Ltd.	220,031	4,023,990
Oil Search Ltd.	385,702	2,352,411
Orica Ltd.	114,696	1,769,073
Origin Energy Ltd. *	512,791	3,841,125
QBE Insurance Group Ltd.	408,139	3,538,455
Ramsay Health Care Ltd.	42,143	2,324,430
REA Group Ltd.	15,509	921,335
Rio Tinto Ltd.	121,149	7,458,928
Santos Ltd. *	514,769	2,109,279
Scentre Group	1,527,536	5,125,721
SEEK Ltd.	102,745	1,617,400
Sonic Healthcare Ltd.	108,981	2,088,792
Security	Number of Shares	Value ($)
South32 Ltd.	1,526,061	4,686,324
Stockland	669,968	2,285,142
Suncorp Group Ltd.	386,392	4,248,813
Sydney Airport	318,751	1,749,115
Tabcorp Holdings Ltd.	541,855	2,255,605
Telstra Corp., Ltd.	1,257,299	3,717,269
The GPT Group	540,080	2,189,162
TPG Telecom Ltd.	91,430	468,105
Transurban Group	648,567	6,279,095
Treasury Wine Estates Ltd.	215,036	2,962,041
Vicinity Centres	1,008,320	2,191,978
Wesfarmers Ltd.	325,521	11,481,965
Westfield Corp.	579,082	4,289,110
Westpac Banking Corp.	980,956	24,440,475
Woodside Petroleum Ltd.	238,183	6,359,230
Woolworths Group Ltd.	378,005	8,209,783
		308,266,189

Austria 0.3%
ANDRITZ AG	23,429	1,406,533
Erste Group Bank AG *	86,972	4,380,778
OMV AG	41,465	2,669,779
Raiffeisen Bank International AG *	44,363	1,907,059
voestalpine AG	32,803	2,130,717
		12,494,866

Belgium 1.1%
Ageas	52,462	2,773,845
Anheuser-Busch InBev S.A./N.V.	220,580	24,982,757
Colruyt S.A.	17,161	950,041
Groupe Bruxelles Lambert S.A.	23,193	2,732,228
KBC Group N.V.	71,471	6,871,652
Proximus	46,393	1,564,550
Solvay S.A.	20,870	3,021,864
Telenet Group Holding N.V. *	14,963	1,151,091
UCB S.A.	36,227	3,157,641
Umicore S.A.	55,000	2,895,423
		50,101,092

Denmark 1.8%
AP Moeller — Maersk A/S, Series A	1,148	1,961,417
AP Moeller — Maersk A/S, Series B	1,816	3,241,958
Carlsberg A/S, Class B	30,801	3,959,124
Chr. Hansen Holding A/S	28,356	2,478,696
Coloplast A/S, Class B	33,452	2,973,948
Danske Bank A/S	213,114	8,653,895
DSV A/S	54,811	4,506,548
Genmab A/S *	16,204	2,968,053
H. Lundbeck A/S	21,843	1,113,432
ISS A/S	45,366	1,770,031
Novo Nordisk A/S, Class B	539,679	29,951,294
Novozymes A/S, B Shares	67,297	3,733,297
Orsted A/S	52,775	3,204,621
Pandora A/S	31,413	2,976,852

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TDC A/S	245,593	1,639,231
Tryg A/S	37,042	901,564
Vestas Wind Systems A/S	62,367	4,253,932
William Demant Holding A/S *	32,260	1,020,150
		81,308,043

Finland 0.9%
Elisa Oyj	42,864	1,824,436
Fortum Oyj	132,598	2,875,475
Kone Oyj, Class B	98,523	5,639,988
Metso Oyj	30,161	1,053,045
Neste Oyj	38,288	2,649,882
Nokia Oyj	1,671,298	8,061,579
Nokian Renkaat Oyj	34,727	1,754,505
Orion Oyj, Class B	31,972	1,282,530
Sampo Oyj, A Shares	128,076	7,440,937
Stora Enso Oyj, R Shares	155,982	2,678,642
UPM-Kymmene Oyj	156,222	5,267,572
Wartsila Oyj Abp	42,260	2,888,882
		43,417,473

France 10.7%
Accor S.A.	53,825	3,063,452
Aeroports de Paris	9,088	1,887,495
Air Liquide S.A.	123,880	16,704,701
Airbus SE	167,656	19,280,208
Alstom S.A.	48,031	2,106,856
Amundi S.A.	17,635	1,664,021
ArcelorMittal *	192,862	6,984,942
Arkema S.A.	20,323	2,596,374
Atos SE	27,615	4,355,055
AXA S.A.	560,031	18,417,977
BioMerieux	12,114	1,146,894
BNP Paribas S.A.	325,383	26,874,610
Bollore S.A. *	1,185	7,059
Bollore S.A.	282,576	1,640,535
Bouygues S.A.	64,716	3,596,812
Bureau Veritas S.A.	74,850	2,193,338
Capgemini SE	45,859	6,087,338
Carrefour S.A.	164,488	3,922,607
Casino Guichard Perrachon S.A.	17,163	1,002,826
CNP Assurances	53,221	1,364,046
Compagnie de Saint-Gobain	145,218	8,434,948
Compagnie Generale des Etablissements Michelin	49,260	7,880,325
Credit Agricole S.A.	331,259	6,245,447
Danone S.A.	173,503	14,932,783
Dassault Aviation S.A.	742	1,240,897
Dassault Systemes S.A.	37,117	4,278,953
Edenred	62,982	2,032,614
Eiffage S.A.	20,923	2,536,601
Electricite de France S.A.	157,977	2,172,209
Engie S.A.	521,510	9,055,544
Essilor International S.A.	60,718	8,619,812
Eurazeo S.A.	12,324	1,297,419
Eurofins Scientific SE	3,023	1,967,859
Eutelsat Communications S.A.	49,489	1,089,246
Faurecia	21,186	1,901,024
Fonciere Des Regions	8,593	944,489
Gecina S.A.	13,523	2,642,378
Getlink SE	130,081	1,824,973
Hermes International	9,192	5,080,894
ICADE	9,509	1,031,246
Iliad S.A.	7,842	2,028,940
Imerys S.A.	10,729	1,149,874
Ingenico Group S.A.	17,241	1,962,890
Ipsen S.A.	11,639	1,629,873
Security	Number of Shares	Value ($)
JCDecaux S.A.	20,941	905,958
Kering	21,788	11,036,624
Klepierre S.A.	62,772	2,867,857
L'Oreal S.A.	72,236	16,415,943
Lagardere S.C.A.	32,494	1,013,402
Legrand S.A.	75,235	6,259,383
LVMH Moet Hennessy Louis Vuitton SE	80,606	25,249,913
Natixis S.A.	282,142	2,569,149
Orange S.A.	567,899	10,261,754
Pernod-Ricard S.A.	60,932	9,705,909
Peugeot S.A.	175,089	3,932,726
Publicis Groupe S.A.	62,254	4,302,218
Remy Cointreau S.A.	6,739	886,933
Renault S.A.	55,761	6,124,403
Rexel S.A.	89,056	1,604,303
Safran S.A.	96,848	10,941,999
Sanofi	328,437	28,985,090
Schneider Electric SE *	164,408	15,404,581
SCOR SE	48,007	2,148,699
SEB S.A.	6,090	1,258,207
SES S.A.	107,560	1,678,477
Societe BIC S.A.	8,402	962,151
Societe Generale S.A.	220,942	12,840,607
Sodexo S.A.	26,450	3,390,414
STMicroelectronics N.V.	180,553	4,311,582
Suez	110,980	1,654,328
Teleperformance	16,438	2,491,239
Thales S.A.	30,839	3,456,853
TOTAL S.A.	690,574	40,039,425
UbiSoft Entertainment S.A. *	20,365	1,742,910
Unibail-Rodamco SE	28,515	7,310,815
Valeo S.A.	67,314	5,300,215
Veolia Environnement S.A.	136,001	3,428,395
Vinci S.A.	145,400	15,714,653
Vivendi S.A.	299,433	8,773,247
Wendel S.A.	7,561	1,409,802
Zodiac Aerospace	59,688	1,854,864
		495,113,412

Germany 9.2%
1&1 Drillisch AG	15,086	1,254,911
adidas AG	54,148	12,582,645
Allianz SE	129,708	32,806,553
Axel Springer SE	15,064	1,323,787
BASF SE	266,027	31,199,031
Bayer AG	239,139	31,336,130
Bayerische Motoren Werke AG	95,446	10,902,521
Beiersdorf AG	28,840	3,419,419
Brenntag AG	45,770	2,971,300
Commerzbank AG *	304,473	5,024,111
Continental AG	31,737	9,534,044
Covestro AG	46,243	5,324,893
Daimler AG	277,245	25,391,953
Deutsche Bank AG	593,541	10,921,534
Deutsche Boerse AG	56,036	7,201,523
Deutsche Lufthansa AG	69,757	2,491,914
Deutsche Post AG	279,282	13,191,721
Deutsche Telekom AG	967,884	16,976,713
Deutsche Wohnen SE	103,146	4,663,803
E.ON SE	647,567	6,806,621
Evonik Industries AG	45,458	1,796,285
Fraport AG Frankfurt Airport Services Worldwide	11,908	1,409,889
Fresenius Medical Care AG & Co. KGaA	61,569	7,096,556
Fresenius SE & Co. KGaA	119,332	10,444,709
GEA Group AG	50,633	2,518,341
Hannover Rueck SE	16,506	2,257,428
HeidelbergCement AG	44,169	4,794,810

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Henkel AG & Co. KGaA	31,183	3,903,320
HOCHTIEF AG	5,934	1,073,120
Hugo Boss AG	17,602	1,616,626
Infineon Technologies AG	329,331	9,588,861
Innogy SE	41,996	1,601,011
K&S AG	58,005	1,630,204
KION Group AG	19,877	1,826,990
LANXESS AG	25,225	2,202,745
Linde AG *	53,549	13,070,704
MAN SE	10,696	1,272,187
Merck KGaA	37,861	4,144,223
METRO AG *	60,346	1,312,422
MTU Aero Engines AG	15,459	2,771,314
Muenchener Rueckversicherungs-Gesellschaft AG	45,008	10,588,877
OSRAM Licht AG	29,799	2,604,372
ProSiebenSat.1 Media SE	69,504	2,662,677
QIAGEN N.V. *	59,147	1,978,314
RTL Group S.A.	11,632	986,242
RWE AG *	156,638	3,141,546
SAP SE	284,965	32,241,089
Siemens AG	221,075	33,560,083
Symrise AG	34,758	2,912,789
Telefonica Deutschland Holding AG	228,802	1,156,564
ThyssenKrupp AG	128,218	4,036,948
Uniper SE	56,741	1,693,892
United Internet AG	33,555	2,448,202
Volkswagen AG	9,106	2,020,281
Vonovia SE	139,075	6,858,148
Wirecard AG	32,949	4,108,040
Zalando SE *	33,487	1,962,740
		426,617,676

Hong Kong 3.5%
AIA Group Ltd.	3,497,600	29,874,747
ASM Pacific Technology Ltd.	82,700	1,126,415
BOC Hong Kong (Holdings) Ltd.	1,068,000	5,446,864
CK Asset Holdings Ltd.	747,525	7,113,145
CK Hutchison Holdings Ltd.	774,525	10,447,162
CK Infrastructure Holdings Ltd.	189,000	1,681,987
CLP Holdings Ltd.	490,580	4,998,280
First Pacific Co., Ltd.	493,250	351,798
Galaxy Entertainment Group Ltd.	686,000	6,051,814
Hang Lung Group Ltd.	279,000	1,059,003
Hang Lung Properties Ltd.	550,000	1,449,684
Hang Seng Bank Ltd.	219,636	5,218,415
Henderson Land Development Co., Ltd.	330,749	2,308,165
HK Electric Investments & HK Electric Investments Ltd.	644,000	595,210
HKT Trust & HKT Ltd.	1,082,000	1,348,584
Hong Kong & China Gas Co., Ltd.	2,387,753	4,716,119
Hong Kong Exchanges & Clearing Ltd.	340,118	12,831,184
Hongkong Land Holdings Ltd.	336,900	2,426,134
Hysan Development Co., Ltd.	167,000	932,919
Jardine Matheson Holdings Ltd.	61,200	3,884,712
Jardine Strategic Holdings Ltd.	63,900	2,543,220
Kerry Properties Ltd.	217,500	1,039,865
Kingston Financial Group Ltd. (a)	1,372,000	1,064,629
Li & Fung Ltd.	1,762,000	897,614
Link REIT	648,000	5,735,075
Melco Resorts & Entertainment Ltd. ADR	67,756	2,017,774
MGM China Holdings Ltd.	254,000	781,004
Minth Group Ltd.	212,000	1,193,792
MTR Corp., Ltd.	456,500	2,610,760
New World Development Co., Ltd.	1,628,713	2,625,426
NWS Holdings Ltd.	396,000	769,678
PCCW Ltd.	1,308,000	753,296
Power Assets Holdings Ltd.	406,500	3,612,536
Security	Number of Shares	Value ($)
Sands China Ltd.	709,200	4,214,549
Shangri-La Asia Ltd.	370,000	938,168
Sino Land Co., Ltd.	916,000	1,688,522
SJM Holdings Ltd.	572,000	570,396
Sun Hung Kai Properties Ltd.	417,604	7,219,889
Swire Pacific Ltd., Class A	148,590	1,483,084
Swire Properties Ltd.	351,600	1,230,918
Techtronic Industries Co., Ltd.	404,000	2,690,699
The Bank of East Asia Ltd.	373,600	1,612,697
The Wharf Holdings Ltd.	337,100	1,373,505
WH Group Ltd.	2,515,000	3,109,553
Wharf Real Estate Investment Co., Ltd. *	337,100	2,329,167
Wheelock & Co., Ltd.	229,000	1,790,924
Wynn Macau Ltd.	425,200	1,502,193
Yue Yuen Industrial Holdings Ltd.	199,000	897,995
		162,159,269

Ireland 0.5%
AIB Group plc	232,842	1,623,212
Bank of Ireland Group plc *	262,557	2,562,184
CRH plc	242,843	9,018,746
Kerry Group plc, Class A	46,977	5,001,307
Paddy Power Betfair plc	23,155	2,685,071
Ryanair Holdings plc *	43,580	901,967
		21,792,487

Israel 0.5%
Azrieli Group Ltd.	11,367	618,678
Bank Hapoalim B.M.	291,922	2,181,009
Bank Leumi Le-Israel B.M.	420,576	2,581,558
Bezeq The Israeli Telecommunication Corp., Ltd.	580,013	955,997
Check Point Software Technologies Ltd. *	38,185	3,948,711
Elbit Systems Ltd.	6,178	933,105
Frutarom Industries Ltd.	10,420	1,086,246
Israel Chemicals Ltd.	154,545	650,506
Mizrahi Tefahot Bank Ltd.	41,062	799,197
Mobileye N.V. *	54,411	3,421,908
Nice Ltd.	17,942	1,633,379
Teva Pharmaceutical Industries Ltd. ADR	264,919	5,406,997
		24,217,291

Italy 2.4%
Assicurazioni Generali S.p.A.	354,187	7,026,740
Atlantia S.p.A.	130,045	4,304,442
CNH Industrial N.V.	291,827	4,315,155
Davide Campari-Milano S.p.A.	163,245	1,300,268
Enel S.p.A.	2,340,974	14,882,493
Eni S.p.A.	739,250	13,308,134
EXOR N.V.	30,979	2,394,867
Ferrari N.V.	36,092	4,306,075
Fiat Chrysler Automobiles N.V. *	313,058	7,566,188
Intesa Sanpaolo S.p.A.	3,908,613	15,357,472
Leonardo S.p.A.	121,486	1,466,290
Luxottica Group S.p.A.	48,998	3,150,511
Mediobanca S.p.A.	158,352	1,925,855
Poste Italiane S.p.A	150,533	1,245,463
Prysmian S.p.A.	58,446	2,056,039
Recordati S.p.A.	27,091	1,233,680
Snam S.p.A.	666,164	3,240,392
Telecom Italia S.p.A. *	3,312,272	2,980,615
Tenaris S.A.	142,098	2,482,114
Terna — Rete Elettrica Nationale S.p.A.	405,926	2,443,282

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UniCredit S.p.A. *	575,889	12,696,964
UnipolSai Assicurazioni S.p.A.	326,864	845,096
		110,528,135

Japan 23.8%
ABC-Mart, Inc.	8,180	532,283
Acom Co., Ltd. *	88,800	388,523
Aeon Co., Ltd.	180,000	3,073,000
AEON Financial Service Co., Ltd.	33,100	828,097
Aeon Mall Co., Ltd.	38,200	841,746
Air Water, Inc.	44,100	946,333
Aisin Seiki Co., Ltd.	52,800	3,090,468
Ajinomoto Co., Inc.	159,200	3,028,282
Alfresa Holdings Corp.	51,900	1,263,241
Alps Electric Co., Ltd.	54,200	1,566,249
Amada Holdings Co., Ltd.	102,800	1,529,106
ANA Holdings, Inc.	35,800	1,460,463
Aozora Bank Ltd.	37,700	1,531,274
Asahi Glass Co., Ltd.	58,000	2,554,053
Asahi Group Holdings Ltd.	111,700	5,643,361
Asahi Kasei Corp.	359,000	4,710,076
Asics Corp.	47,000	775,995
Astellas Pharma, Inc.	605,250	7,959,769
Bandai Namco Holdings, Inc.	58,900	1,927,529
Benesse Holdings, Inc.	19,400	731,000
Bridgestone Corp.	189,957	9,271,044
Brother Industries Ltd.	70,200	1,803,360
Calbee, Inc.	20,200	713,702
Canon, Inc.	312,595	12,472,532
Casio Computer Co., Ltd.	49,300	750,732
Central Japan Railway Co.	40,900	7,769,385
Chubu Electric Power Co., Inc.	176,200	2,220,467
Chugai Pharmaceutical Co., Ltd.	62,600	3,308,547
Coca-Cola Bottlers Japan Holdings, Inc.	33,000	1,169,062
Concordia Financial Group Ltd.	351,300	2,142,128
Credit Saison Co., Ltd.	43,500	794,753
CYBERDYNE, Inc. *(a)	23,745	411,541
Dai Nippon Printing Co., Ltd.	74,600	1,668,161
Dai-ichi Life Holdings, Inc.	305,900	6,450,692
Daicel Corp.	87,700	1,066,438
Daifuku Co., Ltd.	31,000	2,087,250
Daiichi Sankyo Co., Ltd.	166,100	5,576,602
Daikin Industries Ltd.	71,800	8,663,443
Daito Trust Construction Co., Ltd.	19,400	3,400,119
Daiwa House Industry Co., Ltd.	166,300	6,586,904
Daiwa House REIT Investment Corp.	468	1,149,744
Daiwa Securities Group, Inc.	450,000	3,239,340
Dena Co., Ltd.	26,600	577,723
Denso Corp.	137,700	8,656,619
Dentsu, Inc.	61,800	2,772,930
Disco Corp.	8,400	1,981,030
Don Quijote Holdings Co., Ltd.	32,800	1,817,319
East Japan Railway Co.	95,960	9,578,221
Eisai Co., Ltd.	77,500	4,410,598
Electric Power Development Co., Ltd.	40,700	1,160,185
FamilyMart UNY Holdings Co., Ltd.	24,800	1,667,915
FANUC Corp.	55,600	15,090,863
Fast Retailing Co., Ltd.	15,100	6,758,506
Fuji Electric Co., Ltd.	168,000	1,387,031
FUJIFILM Holdings Corp.	122,311	4,714,713
Fujitsu Ltd.	577,000	4,260,340
Fukuoka Financial Group, Inc.	218,000	1,268,505
Hakuhodo DY Holdings, Inc.	66,500	1,001,275
Hamamatsu Photonics K.K.	39,100	1,450,816
Hankyu Hanshin Holdings, Inc.	68,900	2,783,672
Hikari Tsushin, Inc.	6,700	976,571
Hino Motors Ltd.	80,000	1,063,853
Hirose Electric Co., Ltd.	9,585	1,443,200
Security	Number of Shares	Value ($)
Hisamitsu Pharmaceutical Co., Inc.	18,400	1,261,070
Hitachi Chemical Co., Ltd.	28,300	724,949
Hitachi Construction Machinery Co., Ltd.	30,000	1,349,386
Hitachi High-Technologies Corp.	20,500	967,934
Hitachi Ltd.	1,390,079	11,092,542
Hitachi Metals Ltd.	55,700	760,024
Honda Motor Co., Ltd.	492,739	17,376,812
Hoshizaki Corp.	16,100	1,527,415
Hoya Corp.	114,407	5,876,286
Hulic Co., Ltd.	82,600	1,050,135
Idemitsu Kosan Co., Ltd.	37,500	1,407,697
IHI Corp.	46,800	1,571,954
Iida Group Holdings Co., Ltd.	48,900	970,439
Inpex Corp.	280,700	3,660,757
Isetan Mitsukoshi Holdings Ltd.	105,300	1,265,015
Isuzu Motors Ltd.	160,200	2,712,829
ITOCHU Corp.	426,400	8,390,138
J. Front Retailing Co., Ltd.	72,600	1,334,413
Japan Airlines Co., Ltd.	33,100	1,250,766
Japan Airport Terminal Co., Ltd.	12,900	501,161
Japan Exchange Group, Inc.	155,100	2,800,750
Japan Post Bank Co., Ltd.	127,000	1,718,961
Japan Post Holdings Co., Ltd.	469,000	5,606,532
Japan Prime Realty Investment Corp.	246	869,799
Japan Real Estate Investment Corp.	340	1,747,183
Japan Retail Fund Investment Corp.	720	1,437,097
Japan Tobacco, Inc.	316,900	10,501,995
JFE Holdings, Inc.	145,900	3,468,690
JGC Corp.	57,300	1,245,324
JSR Corp.	49,900	1,186,127
JTEKT Corp.	68,100	1,222,796
JXTG Holdings, Inc.	898,600	5,982,520
Kajima Corp.	258,000	2,561,446
Kakaku.com, Inc.	38,400	674,672
Kamigumi Co., Ltd.	34,000	748,324
Kaneka Corp.	75,000	698,141
Kansai Paint Co., Ltd.	55,200	1,365,365
Kao Corp.	142,319	9,889,554
Kawasaki Heavy Industries Ltd.	42,900	1,776,391
KDDI Corp.	525,000	13,323,601
Keihan Holdings Co., Ltd.	29,600	938,370
Keikyu Corp.	63,000	1,245,133
Keio Corp.	36,200	1,723,704
Keisei Electric Railway Co., Ltd.	38,300	1,300,625
Keyence Corp.	28,200	17,233,226
Kikkoman Corp.	41,000	1,702,319
Kintetsu Group Holdings Co., Ltd.	48,600	1,924,265
Kirin Holdings Co., Ltd.	248,100	6,214,936
Kobe Steel Ltd. *	83,900	873,605
Koito Manufacturing Co., Ltd.	31,900	2,253,354
Komatsu Ltd.	267,209	10,501,977
Konami Holdings Corp.	28,500	1,642,273
Konica Minolta, Inc.	132,400	1,325,349
Kose Corp.	8,000	1,381,593
Kubota Corp.	309,300	6,321,326
Kuraray Co., Ltd.	97,900	1,838,884
Kurita Water Industries Ltd.	31,600	1,037,379
Kyocera Corp.	93,700	6,255,002
Kyowa Hakko Kirin Co., Ltd.	72,000	1,404,615
Kyushu Electric Power Co., Inc.	118,900	1,307,128
Kyushu Financial Group, Inc.	99,400	597,233
Kyushu Railway Co.	49,700	1,598,410
Lawson, Inc.	14,600	990,105
LINE Corp. *	11,500	514,070
Lion Corp.	69,000	1,294,698
LIXIL Group Corp.	80,200	2,259,924
M3, Inc.	62,600	2,294,779
Mabuchi Motor Co., Ltd.	14,500	862,789
Makita Corp.	63,700	3,009,450

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marubeni Corp.	464,000	3,489,721
Marui Group Co., Ltd.	52,300	955,958
Maruichi Steel Tube Ltd.	20,600	620,001
Mazda Motor Corp.	165,500	2,331,184
McDonald’s Holdings Co., Ltd.	19,800	891,568
Mebuki Financial Group, Inc.	319,580	1,459,012
Medipal Holdings Corp.	54,900	1,071,658
MEIJI Holdings Co., Ltd.	36,000	3,019,373
Minebea Mitsumi, Inc.	112,300	2,555,891
MISUMI Group, Inc.	85,700	2,594,685
Mitsubishi Chemical Holdings Corp.	423,300	4,616,636
Mitsubishi Corp.	438,300	12,283,514
Mitsubishi Electric Corp.	556,600	10,243,741
Mitsubishi Estate Co., Ltd.	365,502	7,030,338
Mitsubishi Gas Chemical Co., Inc.	51,500	1,459,808
Mitsubishi Heavy Industries Ltd.	90,300	3,407,465
Mitsubishi Materials Corp.	34,800	1,295,509
Mitsubishi Motors Corp.	203,200	1,512,007
Mitsubishi Tanabe Pharma Corp.	69,400	1,411,409
Mitsubishi UFJ Financial Group, Inc.	3,446,509	26,060,320
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	801,061
Mitsui & Co., Ltd.	498,500	8,770,846
Mitsui Chemicals, Inc.	51,200	1,614,330
Mitsui Fudosan Co., Ltd.	260,777	6,867,778
Mitsui O.S.K. Lines Ltd.	33,500	1,206,808
Mixi, Inc.	13,100	578,445
Mizuho Financial Group, Inc.	6,991,634	13,254,403
MS&AD Insurance Group Holdings, Inc.	140,862	4,811,707
Murata Manufacturing Co., Ltd.	55,574	8,218,454
Nabtesco Corp.	33,100	1,573,865
Nagoya Railroad Co., Ltd.	54,200	1,430,769
NEC Corp.	74,600	2,255,531
Nexon Co., Ltd. *	59,600	1,991,317
NGK Insulators Ltd.	71,400	1,460,815
NGK Spark Plug Co., Ltd.	46,900	1,241,940
NH Foods Ltd.	52,000	1,252,568
Nidec Corp.	68,400	11,008,553
Nikon Corp.	93,200	1,817,541
Nintendo Co., Ltd.	32,839	14,873,265
Nippon Building Fund, Inc.	385	2,063,067
Nippon Electric Glass Co., Ltd.	22,800	942,718
Nippon Express Co., Ltd.	24,500	1,765,494
Nippon Paint Holdings Co., Ltd.	51,700	1,858,310
Nippon Prologis REIT, Inc.	588	1,349,217
Nippon Steel & Sumitomo Metal Corp.	220,941	5,638,887
Nippon Telegraph & Telephone Corp.	199,056	9,531,733
Nippon Yusen K.K. *	48,100	1,209,201
Nissan Chemical Industries Ltd.	35,900	1,467,851
Nissan Motor Co., Ltd.	678,996	7,273,754
Nisshin Seifun Group, Inc.	49,400	993,057
Nissin Foods Holdings Co., Ltd.	16,200	1,201,978
Nitori Holdings Co., Ltd.	23,500	3,749,521
Nitto Denko Corp.	46,700	4,290,793
NOK Corp.	27,900	650,878
Nomura Holdings, Inc.	1,059,400	6,916,239
Nomura Real Estate Holdings, Inc.	40,700	975,075
Nomura Real Estate Master Fund, Inc.	1,097	1,527,379
Nomura Research Institute Ltd.	36,900	1,703,677
NSK Ltd.	114,800	1,903,929
NTT Data Corp.	171,500	2,024,622
NTT DOCOMO, Inc.	398,100	9,891,754
Obayashi Corp.	189,700	2,290,352
Obic Co., Ltd.	18,400	1,438,056
Odakyu Electric Railway Co., Ltd.	78,300	1,729,463
Oji Holdings Corp.	242,000	1,662,700
Olympus Corp.	81,100	3,124,298
Omron Corp.	54,600	3,422,233
Ono Pharmaceutical Co., Ltd.	116,500	2,878,393
Oracle Corp., Japan	10,000	807,686
Security	Number of Shares	Value ($)
Oriental Land Co., Ltd.	62,700	6,128,476
ORIX Corp.	386,400	7,237,919
Osaka Gas Co., Ltd.	112,700	2,241,910
Otsuka Corp.	16,300	1,372,265
Otsuka Holdings Co., Ltd.	111,600	4,957,562
Panasonic Corp.	644,212	9,564,741
Park24 Co., Ltd.	31,400	785,471
Persol Holdings Co., Ltd.	51,300	1,281,750
Pola Orbis Holdings, Inc.	28,200	1,103,945
Rakuten, Inc. *	268,820	2,432,787
Recruit Holdings Co., Ltd.	314,100	7,670,584
Renesas Electronics Corp. *	137,700	1,622,687
Resona Holdings, Inc.	619,100	3,749,217
Ricoh Co., Ltd.	194,500	1,917,165
Rinnai Corp.	9,000	849,763
Rohm Co., Ltd.	26,900	2,963,451
Ryohin Keikaku Co., Ltd.	7,100	2,374,580
Sankyo Co., Ltd.	16,700	542,592
Santen Pharmaceutical Co., Ltd.	104,000	1,688,699
SBI Holdings, Inc.	61,990	1,506,994
Secom Co., Ltd.	59,600	4,568,001
Sega Sammy Holdings, Inc.	49,800	697,049
Seibu Holdings, Inc.	63,800	1,278,797
Seiko Epson Corp.	77,900	1,897,536
Sekisui Chemical Co., Ltd.	119,600	2,286,802
Sekisui House Ltd.	167,300	3,073,861
Seven & i Holdings Co., Ltd.	221,803	9,151,542
Seven Bank Ltd.	211,400	781,346
Sharp Corp. *(a)	40,100	1,501,099
Shimadzu Corp.	74,000	1,879,726
Shimamura Co., Ltd.	5,400	634,851
Shimano, Inc.	21,400	3,067,441
Shimizu Corp.	157,000	1,614,918
Shin-Etsu Chemical Co., Ltd.	111,860	12,798,555
Shinsei Bank Ltd.	52,100	910,944
Shionogi & Co., Ltd.	82,900	4,588,557
Shiseido Co., Ltd.	110,600	5,680,098
Showa Shell Sekiyu K.K.	49,300	700,855
SMC Corp.	16,600	8,181,037
SoftBank Group Corp.	239,000	19,858,010
Sohgo Security Services Co., Ltd.	21,400	1,164,334
Sompo Holdings, Inc.	104,600	4,200,117
Sony Corp.	366,000	17,553,751
Sony Financial Holdings, Inc.	51,100	939,871
Stanley Electric Co., Ltd.	43,800	1,782,876
Start Today Co., Ltd.	54,500	1,610,328
Subaru Corp.	177,300	5,905,597
Sumco Corp.	66,200	1,801,719
Sumitomo Chemical Co., Ltd.	443,000	3,259,574
Sumitomo Corp.	336,000	5,809,643
Sumitomo Dainippon Pharma Co., Ltd.	43,500	642,158
Sumitomo Electric Industries Ltd.	219,600	3,758,484
Sumitomo Heavy Industries Ltd.	33,800	1,550,037
Sumitomo Metal Mining Co., Ltd.	72,100	3,385,347
Sumitomo Mitsui Financial Group, Inc.	388,846	17,512,051
Sumitomo Mitsui Trust Holdings, Inc.	93,600	3,897,401
Sumitomo Realty & Development Co., Ltd.	107,000	4,128,108
Sumitomo Rubber Industries Ltd.	51,000	993,373
Sundrug Co., Ltd.	22,100	951,123
Suntory Beverage & Food Ltd.	38,200	1,832,173
Suruga Bank Ltd.	45,900	930,585
Suzuken Co., Ltd.	19,500	831,205
Suzuki Motor Corp.	98,300	5,645,863
Sysmex Corp.	43,600	3,432,086
T&D Holdings, Inc.	147,800	2,650,084
Taiheiyo Cement Corp.	33,700	1,430,196
Taisei Corp.	59,000	3,011,394
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	700,473
Taiyo Nippon Sanso Corp.	44,900	697,948

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Takashimaya Co., Ltd.	81,000	842,838
Takeda Pharmaceutical Co., Ltd.	203,700	11,931,475
TDK Corp.	37,700	3,489,875
Teijin Ltd.	48,200	1,068,670
Terumo Corp.	95,700	4,684,005
The Bank of Kyoto Ltd.	19,200	1,081,797
The Chiba Bank Ltd.	195,000	1,697,610
The Chugoku Electric Power Co., Inc.	91,700	1,015,835
The Hachijuni Bank Ltd.	129,000	767,056
The Kansai Electric Power Co., Inc.	204,700	2,550,706
The Shizuoka Bank Ltd.	142,000	1,518,484
The Yokohama Rubber Co., Ltd.	33,400	852,676
THK Co., Ltd.	33,000	1,378,658
Tobu Railway Co., Ltd.	50,800	1,712,646
Toho Co., Ltd.	29,100	986,668
Toho Gas Co., Ltd.	18,500	543,206
Tohoku Electric Power Co., Inc.	124,400	1,610,072
Tokio Marine Holdings, Inc.	196,799	9,305,027
Tokyo Electric Power Co. Holdings, Inc. *	464,190	1,884,908
Tokyo Electron Ltd.	44,900	8,470,037
Tokyo Gas Co., Ltd.	110,740	2,642,329
Tokyo Tatemono Co., Ltd.	64,500	1,039,916
Tokyu Corp.	148,000	2,482,456
Tokyu Fudosan Holdings Corp.	132,900	1,052,241
Toppan Printing Co., Ltd.	142,000	1,338,568
Toray Industries, Inc.	417,000	4,159,949
Toshiba Corp. *	1,913,178	5,474,786
Tosoh Corp.	86,500	1,991,427
TOTO Ltd.	41,300	2,371,294
Toyo Seikan Group Holdings Ltd.	52,000	842,944
Toyo Suisan Kaisha Ltd.	22,800	927,775
Toyoda Gosei Co., Ltd.	17,700	471,052
Toyota Industries Corp.	46,900	3,065,873
Toyota Motor Corp.	754,903	52,010,801
Toyota Tsusho Corp.	58,600	2,381,574
Trend Micro, Inc. *	32,400	1,753,909
Tsuruha Holdings, Inc.	10,100	1,410,559
Unicharm Corp.	118,100	3,163,374
United Urban Investment Corp.	928	1,466,337
USS Co., Ltd.	60,600	1,357,223
West Japan Railway Co.	50,300	3,783,669
Yahoo Japan Corp.	394,300	1,901,856
Yakult Honsha Co., Ltd.	25,900	2,174,414
Yamada Denki Co., Ltd.	173,800	1,032,053
Yamaguchi Financial Group, Inc.	67,000	787,678
Yamaha Corp.	45,700	1,889,804
Yamaha Motor Co., Ltd.	82,900	2,769,690
Yamato Holdings Co., Ltd.	100,800	2,603,146
Yamazaki Baking Co., Ltd.	43,000	848,356
Yaskawa Electric Corp.	74,700	3,866,004
Yokogawa Electric Corp.	71,800	1,531,769
		1,098,400,856

Netherlands 3.6%
ABN AMRO Group N.V. CVA	122,782	4,155,930
Aegon N.V.	495,968	3,389,193
AerCap Holdings N.V. *	40,380	2,184,558
Akzo Nobel N.V.	73,751	6,902,544
Altice N.V., Class A *(a)	160,567	1,721,958
ASML Holding N.V.	111,642	22,634,124
Boskalis Westminster N.V.	28,106	1,121,536
Coca-Cola European Partners plc	60,717	2,438,395
Heineken Holding N.V.	33,573	3,561,605
Heineken N.V.	75,110	8,441,545
ING Groep N.V.	1,117,462	21,941,653
Koninklijke Ahold Delhaize N.V.	365,703	8,169,800
Koninklijke DSM N.V.	50,789	5,251,199
Koninklijke KPN N.V.	1,008,273	3,533,245
Security	Number of Shares	Value ($)
Koninklijke Philips N.V.	271,634	11,071,733
Koninklijke Vopak N.V.	22,676	1,023,600
NN Group N.V.	89,152	4,204,835
NXP Semiconductors N.V. *	100,673	12,112,975
Randstad Holding N.V.	36,276	2,560,706
RELX N.V.	276,466	6,121,923
Unilever N.V. CVA	471,429	27,211,883
Wolters Kluwer N.V.	87,616	4,637,539
		164,392,479

New Zealand 0.2%
Auckland International Airport Ltd.	246,438	1,214,178
Fisher & Paykel Healthcare Corp., Ltd.	163,523	1,603,452
Fletcher Building Ltd.	204,452	1,179,444
Mercury NZ Ltd.	208,238	529,440
Meridian Energy Ltd.	422,027	901,937
Ryman Healthcare Ltd.	126,203	1,019,039
Spark New Zealand Ltd.	556,130	1,471,090
		7,918,580

Norway 0.6%
DNB A.S.A.	284,683	5,786,251
Gjensidige Forsikring A.S.A.	60,359	1,138,647
Marine Harvest A.S.A. *	119,065	2,061,700
Norsk Hydro A.S.A.	391,392	2,849,860
Orkla A.S.A.	234,587	2,441,158
Schibsted A.S.A., B Shares	28,945	874,571
Statoil A.S.A.	336,319	7,880,395
Telenor A.S.A.	219,863	5,140,321
Yara International A.S.A.	49,786	2,394,744
		30,567,647

Portugal 0.1%
Banco Espirito Santo S.A. *(d)	470,491	—
EDP — Energias de Portugal S.A.	664,513	2,333,998
Galp Energia, SGPS, S.A.	140,604	2,685,856
Jeronimo Martins, SGPS, S.A.	68,968	1,468,935
		6,488,789

Singapore 1.3%
Ascendas Real Estate Investment Trust	778,500	1,635,173
CapitaLand Commercial Trust	786,000	1,119,551
CapitaLand Ltd.	703,300	2,053,396
CapitaLand Mall Trust	797,800	1,277,161
City Developments Ltd.	113,500	1,143,898
ComfortDelGro Corp., Ltd.	680,500	1,088,102
DBS Group Holdings Ltd.	520,746	10,451,947
Genting Singapore plc	1,869,700	1,919,838
Golden Agri-Resources Ltd.	2,252,500	650,666
Hutchison Port Holdings Trust, Class U	1,611,200	666,354
Jardine Cycle & Carriage Ltd.	27,000	820,358
Keppel Corp., Ltd.	434,900	2,863,700
Oversea-Chinese Banking Corp., Ltd.	896,571	8,814,930
SATS Ltd.	177,500	746,416
Sembcorp Industries Ltd.	260,600	673,423
Singapore Airlines Ltd.	153,300	1,320,325
Singapore Exchange Ltd.	226,900	1,416,045
Singapore Press Holdings Ltd.	451,000	905,652
Singapore Technologies Engineering Ltd.	442,400	1,135,009
Singapore Telecommunications Ltd.	2,344,437	6,325,498
StarHub Ltd.	129,000	283,833
Suntec Real Estate Investment Trust	714,800	1,125,923
United Overseas Bank Ltd.	382,033	7,974,143
UOL Group Ltd.	131,167	912,126

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wilmar International Ltd.	456,200	1,111,012
Yangzijiang Shipbuilding Holdings Ltd.	625,000	760,138
		59,194,617

Spain 3.3%
Abertis Infraestructuras S.A.	198,039	4,804,510
ACS Actividades de Construccion y Servicios S.A.	69,339	2,774,424
Aena SME S.A.	20,001	4,355,304
Amadeus IT Group S.A.	126,731	9,825,305
Banco Bilbao Vizcaya Argentaria S.A.	1,925,998	18,074,618
Banco De Sabadell S.A.	1,542,374	3,665,923
Banco Santander S.A.	4,658,416	34,585,199
Bankia S.A.	293,473	1,485,571
Bankinter S.A.	187,312	2,153,649
CaixaBank S.A.	1,055,070	5,691,172
Enagas S.A.	66,459	1,810,428
Endesa S.A.	91,958	2,064,222
Ferrovial S.A.	144,277	3,312,142
Gas Natural SDG S.A.	102,397	2,367,571
Grifols S.A.	83,458	2,684,173
Iberdrola S.A. *(d)	35,675	290,387
Iberdrola S.A.	1,641,074	13,357,991
Industria de Diseno Textil S.A.	316,474	11,324,514
International Consolidated Airlines Group S.A.	167,465	1,520,480
Mapfre S.A.	291,986	1,036,816
Red Electrica Corp. S.A.	121,725	2,567,482
Repsol S.A.	370,780	6,978,419
Siemens Gamesa Renewable Energy S.A.	74,915	1,168,871
Telefonica S.A.	1,305,179	13,389,215
		151,288,386

Sweden 2.7%
Alfa Laval AB	80,689	2,117,667
Assa Abloy AB, Class B	285,469	6,327,880
Atlas Copco AB, A Shares	194,578	9,125,269
Atlas Copco AB, B Shares	110,747	4,622,222
Boliden AB	75,622	2,745,301
Electrolux AB, B Shares	68,141	2,407,319
Essity AB, Class B *	171,418	5,134,941
Getinge AB, B Shares	64,316	881,308
Hennes & Mauritz AB, B Shares	271,282	4,797,070
Hexagon AB, B Shares	76,366	4,553,411
Husqvarna AB, B Shares	114,980	1,199,456
ICA Gruppen AB	24,300	949,336
Industrivarden AB, C Shares	50,071	1,333,913
Investor AB, B Shares	137,761	6,736,696
Kinnevik AB, Class B	71,449	2,606,378
LE Lundbergfortagen AB, B Shares	10,512	848,303
Lundin Petroleum AB *	58,162	1,451,073
Millicom International Cellular S.A. SDR	17,764	1,324,427
Nordea Bank AB	871,256	10,755,738
Sandvik AB	322,983	6,358,469
Securitas AB, B Shares	85,001	1,573,418
Skandinaviska Enskilda Banken AB, A Shares	442,606	5,593,560
Skanska AB, B Shares	96,800	1,967,480
SKF AB, B Shares	111,173	2,747,850
Svenska Handelsbanken AB, A Shares	439,984	6,403,609
Swedbank AB, A Shares	267,274	6,835,398
Swedish Match AB	50,944	2,063,460
Tele2 AB, B Shares	111,029	1,388,537
Telefonaktiebolaget LM Ericsson, B Shares	873,182	5,616,158
Security	Number of Shares	Value ($)
Telia Co. AB (a)	730,027	3,664,507
Volvo AB, B Shares	449,983	9,184,392
		123,314,546

Switzerland 7.9%
ABB Ltd.	532,413	14,839,824
Adecco Group AG	46,641	3,837,666
Baloise Holding AG	14,724	2,408,881
Barry Callebaut AG *	619	1,266,861
Chocoladefabriken Lindt & Spruengli AG	332	4,133,905
Cie Financiere Richemont S.A.	151,453	14,526,767
Clariant AG *	71,400	2,043,663
Credit Suisse Group AG *	711,241	13,756,122
Dufry AG *	10,021	1,554,533
EMS-Chemie Holding AG	2,363	1,737,076
Geberit AG	10,586	5,013,852
Givaudan S.A.	2,686	6,465,882
Julius Baer Group Ltd. *	63,156	4,338,581
Kuehne & Nagel International AG	15,582	2,861,678
LafargeHolcim Ltd. *	129,902	7,948,057
Lonza Group AG *	21,859	6,073,228
Nestle S.A.	899,821	77,728,269
Novartis AG	643,302	58,062,549
Pargesa Holding S.A.	11,548	1,052,741
Partners Group Holding AG	4,946	3,843,314
Roche Holding AG	203,093	50,179,015
Schindler Holding AG	17,322	4,294,630
SGS S.A.	1,512	4,064,500
Sika AG	633	5,483,554
Sonova Holding AG	15,268	2,462,237
Straumann Holding AG	3,207	2,447,848
Swiss Life Holding AG *	8,880	3,334,419
Swiss Prime Site AG *	21,925	2,122,613
Swiss Re AG	89,587	8,836,270
Swisscom AG	7,537	4,115,877
The Swatch Group AG	16,240	1,402,863
The Swatch Group AG — Bearer Shares	8,667	3,965,060
UBS Group AG *	1,055,413	21,424,252
Vifor Pharma AG	14,624	2,150,746
Zurich Insurance Group AG	43,527	14,318,102
		364,095,435

United Kingdom 17.2%
3i Group plc	285,549	3,775,821
Admiral Group plc	55,664	1,461,795
Anglo American plc	380,429	9,221,947
Antofagasta plc	106,452	1,408,894
Ashtead Group plc	149,232	4,461,001
Associated British Foods plc	105,881	4,106,567
AstraZeneca plc	366,543	25,442,925
Auto Trader Group plc	262,543	1,342,330
Aviva plc	1,166,975	8,513,571
Babcock International Group plc	74,455	725,228
BAE Systems plc	934,533	7,884,718
Barclays plc	4,891,414	13,910,743
Barratt Developments plc	293,038	2,434,210
BHP Billiton plc	614,122	13,676,634
BP plc	5,692,361	40,611,516
British American Tobacco plc	663,253	45,331,131
BT Group plc	2,401,737	8,774,869
Bunzl plc	93,336	2,730,322
Burberry Group plc	126,033	2,826,486
Capita plc	203,780	527,453
Carnival plc	54,310	3,831,824
Centrica plc	1,622,106	3,073,549
Cobham plc *	787,954	1,462,800
Coca-Cola HBC AG *	54,186	1,820,403

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Compass Group plc	452,394	9,525,105
ConvaTec Group plc	471,757	1,354,014
Croda International plc	35,749	2,275,165
DCC plc	24,390	2,563,556
Diageo plc	731,433	26,325,993
Direct Line Insurance Group plc	414,791	2,174,671
easyJet plc	54,827	1,292,245
Experian plc	273,016	6,292,411
Ferguson plc	74,902	5,784,244
Fresnillo plc	63,457	1,214,922
G4S plc	428,557	1,729,700
GKN plc	486,916	2,922,525
GlaxoSmithKline plc	1,425,134	26,527,555
Glencore plc *	3,525,265	20,204,679
Hammerson plc	244,700	1,714,059
Hargreaves Lansdown plc	71,751	1,893,350
HSBC Holdings plc	5,806,885	61,951,614
IMI plc	84,121	1,587,346
Imperial Brands plc	278,457	11,459,461
InterContinental Hotels Group plc	52,648	3,522,674
Intertek Group plc	47,295	3,374,529
Investec plc	206,987	1,608,132
ITV plc	1,093,771	2,593,494
J. Sainsbury plc	439,851	1,582,605
John Wood Group plc	185,000	1,705,364
Johnson Matthey plc	57,953	2,848,386
Kingfisher plc	633,788	3,119,979
Land Securities Group plc	204,549	2,912,172
Legal & General Group plc	1,731,506	6,651,383
Lloyds Banking Group plc	20,663,556	20,415,552
London Stock Exchange Group plc	87,546	4,883,752
Marks & Spencer Group plc	476,114	2,035,999
Mediclinic International plc	100,138	849,104
Meggitt plc	207,353	1,365,972
Merlin Entertainments plc	207,624	968,696
Micro Focus International plc	122,808	3,754,116
Mondi plc	102,645	2,735,808
National Grid plc	989,407	11,336,784
Next plc	44,210	3,192,220
Old Mutual plc	1,443,035	4,790,311
Pearson plc	229,305	2,256,937
Persimmon plc	90,021	3,197,963
Prudential plc	747,197	20,226,676
Randgold Resources Ltd.	28,199	2,848,930
Reckitt Benckiser Group plc	193,717	18,707,260
RELX plc	311,216	6,887,166
Rio Tinto plc	356,235	19,829,108
Rolls-Royce Holdings plc *	473,142	5,871,011
Royal Bank of Scotland Group plc *	1,024,224	4,189,499
Royal Dutch Shell plc, A Shares	1,305,462	45,767,735
Royal Dutch Shell plc, B Shares	1,078,458	38,255,571
Royal Mail plc	243,512	1,622,434
RSA Insurance Group plc	303,778	2,673,027
Schroders plc	35,264	1,862,167
Segro plc	263,613	2,180,133
Severn Trent plc	63,466	1,763,688
Shire plc	261,789	12,231,358
Sky plc *	295,021	4,437,074
Smith & Nephew plc	244,744	4,403,799
Smiths Group plc	118,647	2,694,476
SSE plc	294,655	5,464,370
St. James’s Place plc	155,863	2,631,487
Standard Chartered plc *	946,099	11,008,084
Standard Life Aberdeen plc	760,711	4,598,125
Taylor Wimpey plc	958,555	2,594,073
Tesco plc	2,370,111	7,046,546
The Berkeley Group Holdings plc	35,591	2,003,983
The British Land Co., plc	277,502	2,634,358
The Sage Group plc	317,953	3,385,442
Security	Number of Shares	Value ($)
The Weir Group plc	63,098	1,978,234
Travis Perkins plc	68,248	1,415,252
TUI AG	126,879	2,868,518
Unilever plc	365,456	20,683,450
United Utilities Group plc	199,464	2,092,305
Vodafone Group plc	7,732,991	24,651,486
Whitbread plc	54,590	3,008,716
WM Morrison Supermarkets plc	629,343	1,983,731
WPP plc	363,787	6,588,176
		792,938,732
Total Common Stock
(Cost $3,306,099,266)		4,534,616,000

Preferred Stock 0.6% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	16,671	1,629,449
Fuchs Petrolub SE	20,460	1,119,947
Henkel AG & Co. KGaA	50,454	7,055,728
Porsche Automobil Holding SE	44,932	4,157,915
Schaeffler AG	44,319	881,954
Volkswagen AG	53,657	11,799,387
		26,644,380

Italy 0.1%
Intesa Sanpaolo S.p.A. — RSP	275,066	1,049,939
Telecom Italia S.p.A. — RSP	1,720,178	1,315,226
		2,365,165
Total Preferred Stock
(Cost $21,501,818)		29,009,545

Rights 0.0% of net assets

Italy 0.0%
UniCredit S.p.A. *(d)	575,889	2,856

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A. *	69,339	36,329
Total Rights
(Cost $38,143)		39,185

Other Investment Company 0.2% of net assets

United States 0.2%
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.24% (b)	7,778,113	7,778,113
Total Other Investment Company
(Cost $7,778,113)		7,778,113
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.6% of net assets

Time Deposits 0.6%
Barclays Capital, Inc.
U.S. Dollar
0.78%, 02/01/18 (c)	8,936,002	8,936,002

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Brown Brothers Harriman
Australian Dollar
0.95%, 02/01/18 (c)	1,010	813
Danish Krone
(0.80%), 02/01/18 (c)	634	106
Hong Kong Dollar
0.52%, 02/01/18 (c)	1,103	141
Japanese Yen
(0.23%), 02/01/18 (c)	471,860	4,322
New Zealand Dollar
0.80%, 02/01/18 (c)	216	159
Norwegian Krone
0.17%, 02/01/18 (c)	18,499	2,400
Singapore Dollar
0.14%, 02/01/18 (c)	10,263	7,823
Swedish Krone
(0.95%), 02/01/18 (c)	459	58
Swiss Franc
(1.45%), 02/01/18 (c)	2	2
Citibank
Euro
(0.59%), 02/01/18 (c)	329,173	408,685
Great British Pound
0.19%, 02/01/18 (c)	60,042	85,251
Wells Fargo
U.S. Dollar
0.78%, 02/01/18 (c)	18,300,000	18,300,000
Total Short-Term Investments
(Cost $27,745,762)		27,745,762

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 03/16/18	424	45,484,600	(399,715)
At 01/31/18, the values of certain foreign securities held by the fund aggregating $4,398,424,748 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,437,104.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$401,429,794	$—	$401,429,794
Denmark	9,552,934	71,755,109	—	81,308,043
Finland	2,888,882	40,528,591	—	43,417,473
France	21,365,175	473,748,237	—	495,113,412
Germany	14,342,891	412,274,785	—	426,617,676
Hong Kong	16,083,955	146,075,314	—	162,159,269
Ireland	11,871,774	9,920,713	—	21,792,487
Israel	12,777,616	11,439,675	—	24,217,291
Italy	3,688,745	106,839,390	—	110,528,135
Japan	10,172,726	1,088,228,130	—	1,098,400,856
Netherlands	16,735,928	147,656,551	—	164,392,479
New Zealand	1,431,377	6,487,203	—	7,918,580
Portugal	3,802,933	2,685,856	— *	6,488,789
Singapore	1,277,161	57,917,456	—	59,194,617
Spain	—	150,997,999	290,387	151,288,386
Sweden	6,121,497	117,193,049	—	123,314,546
Switzerland	4,353,894	359,741,541	—	364,095,435
United Kingdom	28,442,922	764,495,810	—	792,938,732
Preferred Stock[1]	—	29,009,545	—	29,009,545

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Rights
Italy	—	—	2,856	2,856
Spain	36,329	—	—	36,329
Other Investment Company[1]	7,778,113	—	—	7,778,113
Short-Term Investments[1]	—	27,745,762	—	27,745,762
Liabilities
Futures Contracts[2]	(399,715)	—	—	(399,715)
Total	$172,325,137	$4,426,170,510	$293,243	$4,598,788,890
*	Level 3 amount shown includes securities determined to have no value at January 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $40,508,757 and $75,869,182 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period. Fund Investments in underlying mututal funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JAN18

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.5%
Adient plc	61,185	3,964,788
Aptiv plc	59,700	5,664,336
BorgWarner, Inc.	71,267	4,009,481
Cooper Tire & Rubber Co.	29,100	1,137,810
Dana, Inc.	59,300	1,956,307
Delphi Technologies plc *	4,500	248,535
Ford Motor Co.	2,017,631	22,133,412
General Motors Co.	682,068	28,926,504
Harley-Davidson, Inc.	73,554	3,564,427
Lear Corp.	24,800	4,789,872
Tenneco, Inc.	17,600	1,020,976
The Goodyear Tire & Rubber Co.	116,690	4,063,146
Thor Industries, Inc.	12,200	1,667,252
Visteon Corp. *	15,800	2,055,264
		85,202,110

Banks 5.2%
Bank of America Corp.	1,104,294	35,337,408
BB&T Corp.	135,975	7,504,460
CIT Group, Inc.	45,400	2,301,326
Citigroup, Inc.	557,652	43,764,529
Citizens Financial Group, Inc.	79,000	3,626,100
Comerica, Inc.	24,800	2,361,456
Fifth Third Bancorp	174,490	5,775,619
Huntington Bancshares, Inc.	153,427	2,482,449
JPMorgan Chase & Co.	643,043	74,380,784
KeyCorp	154,157	3,298,960
M&T Bank Corp.	19,519	3,723,835
New York Community Bancorp, Inc.	140,330	1,987,073
People’s United Financial, Inc.	76,577	1,506,269
PHH Corp. *	75,458	676,858
Regions Financial Corp.	218,525	4,202,236
SunTrust Banks, Inc.	88,260	6,239,982
The PNC Financial Services Group, Inc.	80,415	12,707,178
U.S. Bancorp	300,500	17,170,570
Wells Fargo & Co.	1,009,013	66,372,875
		295,419,967

Capital Goods 8.4%
3M Co.	117,481	29,428,990
AECOM *	55,854	2,184,450
AGCO Corp.	40,940	2,973,063
Allison Transmission Holdings, Inc.	31,100	1,375,864
AMETEK, Inc.	33,400	2,548,420
Arconic, Inc.	101,510	3,051,391
Carlisle Cos., Inc.	13,700	1,564,677
Caterpillar, Inc.	189,177	30,794,232
Chicago Bridge & Iron Co., N.V.	87,800	1,832,386
Cummins, Inc.	53,694	10,094,472
Deere & Co.	127,093	21,150,817
Donaldson Co., Inc.	26,500	1,342,490
Security	Number of Shares	Value ($)
Dover Corp.	50,275	5,339,708
Eaton Corp. plc	119,016	9,993,774
EMCOR Group, Inc.	21,940	1,783,283
Emerson Electric Co.	238,200	17,205,186
Fastenal Co.	58,640	3,222,854
Flowserve Corp.	53,075	2,405,359
Fluor Corp.	146,950	8,919,865
Fortive Corp.	38,878	2,955,506
Fortune Brands Home & Security, Inc.	23,600	1,673,948
General Dynamics Corp.	62,316	13,864,064
General Electric Co.	2,441,478	39,478,699
Harris Corp.	25,668	4,090,966
Honeywell International, Inc.	123,845	19,774,331
Hubbell, Inc.	15,484	2,105,050
Huntington Ingalls Industries, Inc.	7,400	1,757,796
IDEX Corp.	11,400	1,635,672
Illinois Tool Works, Inc.	85,684	14,880,740
Ingersoll-Rand plc	56,182	5,316,503
Jacobs Engineering Group, Inc.	60,540	4,205,108
Johnson Controls International plc	164,598	6,440,720
KBR, Inc.	92,000	1,871,280
Lincoln Electric Holdings, Inc.	17,200	1,678,204
Lockheed Martin Corp.	47,534	16,867,440
Masco Corp.	35,400	1,580,964
MSC Industrial Direct Co., Inc., Class A	13,200	1,239,216
Nordson Corp.	8,800	1,264,736
Northrop Grumman Corp.	48,233	16,424,783
Oshkosh Corp.	33,120	3,004,646
Owens Corning	30,550	2,840,234
PACCAR, Inc.	102,221	7,621,598
Parker-Hannifin Corp.	37,497	7,552,646
Pentair plc	38,737	2,769,696
Quanta Services, Inc. *	80,800	3,109,992
Raytheon Co.	68,365	14,284,183
Regal Beloit Corp.	16,500	1,285,350
Rockwell Automation, Inc.	22,050	4,350,244
Rockwell Collins, Inc.	26,530	3,674,140
Roper Technologies, Inc.	8,400	2,356,956
Snap-on, Inc.	10,900	1,867,279
Spirit AeroSystems Holdings, Inc., Class A	22,500	2,303,100
Stanley Black & Decker, Inc.	31,803	5,286,613
Terex Corp.	40,900	1,923,118
Textron, Inc.	69,620	4,084,605
The Boeing Co.	98,192	34,796,299
The Timken Co.	30,765	1,616,701
TransDigm Group, Inc.	8,600	2,725,426
Trinity Industries, Inc.	67,800	2,337,066
United Rentals, Inc. *	24,100	4,364,751
United Technologies Corp.	236,042	32,576,156
Valmont Industries, Inc.	8,100	1,325,160
W.W. Grainger, Inc.	24,038	6,482,087
WABCO Holdings, Inc. *	9,700	1,497,583
Wabtec Corp.	15,800	1,280,432
Watsco, Inc.	6,900	1,240,551

1

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WESCO International, Inc. *	28,500	1,942,275
Xylem, Inc.	28,655	2,070,610
		478,886,504

Commercial & Professional Services 0.6%
ABM Industries, Inc.	25,100	954,553
Cintas Corp.	17,550	2,956,298
Equifax, Inc.	13,630	1,702,796
LSC Communications, Inc.	62,617	856,601
ManpowerGroup, Inc.	41,190	5,411,954
Nielsen Holdings plc	65,700	2,457,837
Pitney Bowes, Inc.	131,119	1,850,089
Republic Services, Inc.	56,293	3,872,958
Robert Half International, Inc.	43,310	2,506,783
The Dun & Bradstreet Corp.	11,840	1,464,963
Waste Management, Inc.	96,214	8,508,204
		32,543,036

Consumer Durables & Apparel 1.3%
Carter’s, Inc.	11,600	1,395,480
D.R. Horton, Inc.	50,700	2,486,835
Fossil Group, Inc. *(a)	162,500	1,293,500
Garmin Ltd.	31,870	2,005,898
Hanesbrands, Inc.	61,000	1,324,920
Hasbro, Inc.	22,741	2,150,616
Leggett & Platt, Inc.	34,017	1,582,131
Lennar Corp., Class A	28,400	1,779,544
Mattel, Inc.	196,235	3,108,363
Michael Kors Holdings Ltd. *	54,300	3,583,800
Mohawk Industries, Inc. *	8,135	2,286,423
Newell Brands, Inc.	43,003	1,136,999
NIKE, Inc., Class B	254,054	17,331,564
NVR, Inc. *	729	2,316,886
Polaris Industries, Inc.	19,900	2,248,899
PulteGroup, Inc.	80,700	2,568,681
PVH Corp.	19,680	3,051,974
Ralph Lauren Corp.	36,320	4,151,739
Tapestry, Inc.	112,675	5,300,232
Tupperware Brands Corp.	21,158	1,222,086
VF Corp.	85,780	6,960,189
Whirlpool Corp.	25,655	4,654,330
		73,941,089

Consumer Services 1.8%
Adtalem Global Education, Inc. *	33,900	1,559,400
Aramark	56,000	2,565,360
Brinker International, Inc.	30,855	1,121,271
Carnival Corp.	91,810	6,574,514
Chipotle Mexican Grill, Inc. *	4,187	1,359,770
Darden Restaurants, Inc.	29,062	2,785,593
H&R Block, Inc.	71,265	1,891,373
International Game Technology plc	53,600	1,558,152
Las Vegas Sands Corp.	80,100	6,209,352
Marriott International, Inc., Class A	46,625	6,869,727
McDonald’s Corp.	195,648	33,483,199
MGM Resorts International	84,015	3,062,347
Royal Caribbean Cruises Ltd.	24,829	3,315,913
Service Corp. International	33,000	1,319,010
Starbucks Corp.	146,780	8,338,572
The Wendy’s Co.	78,000	1,262,040
Wyndham Worldwide Corp.	35,540	4,411,580
Wynn Resorts Ltd.	20,804	3,444,934
Yum China Holdings, Inc.	68,730	3,188,385
Yum! Brands, Inc.	70,530	5,966,132
		100,286,624

Security	Number of Shares	Value ($)
Diversified Financials 4.9%
Affiliated Managers Group, Inc.	7,100	1,417,373
AGNC Investment Corp.	79,300	1,490,047
Ally Financial, Inc.	308,100	9,172,137
American Express Co.	227,007	22,564,496
Ameriprise Financial, Inc.	48,134	8,120,206
Annaly Capital Management, Inc.	245,761	2,590,321
Berkshire Hathaway, Inc., Class B *	314,986	67,526,699
BlackRock, Inc.	17,000	9,550,600
Capital One Financial Corp.	170,832	17,759,695
CME Group, Inc.	35,700	5,479,236
Discover Financial Services	138,822	11,077,996
Franklin Resources, Inc.	121,909	5,170,161
Intercontinental Exchange, Inc.	28,100	2,074,904
Invesco Ltd.	105,800	3,822,554
Legg Mason, Inc.	54,120	2,306,594
Leucadia National Corp.	66,500	1,800,155
LPL Financial Holdings, Inc.	30,600	1,825,596
Moody’s Corp.	22,870	3,700,137
Morgan Stanley	144,783	8,187,479
MSCI, Inc.	10,300	1,434,069
Nasdaq, Inc.	16,883	1,366,003
Navient Corp.	280,500	3,997,125
Northern Trust Corp.	26,610	2,804,428
Raymond James Financial, Inc.	15,400	1,484,406
S&P Global, Inc.	27,568	4,992,565
Santander Consumer USA Holdings, Inc.	97,200	1,676,700
SEI Investments Co.	18,800	1,412,820
SLM Corp. *	183,800	2,102,672
State Street Corp.	74,866	8,247,987
Synchrony Financial	226,600	8,991,488
T. Rowe Price Group, Inc.	62,045	6,926,083
TD Ameritrade Holding Corp.	33,100	1,846,649
The Bank of New York Mellon Corp.	179,149	10,157,748
The Charles Schwab Corp. (b)	61,215	3,265,208
The Goldman Sachs Group, Inc.	104,709	28,050,494
Voya Financial, Inc.	66,600	3,457,206
Waddell & Reed Financial, Inc., Class A	62,100	1,428,300
		279,278,337

Energy 13.7%
Anadarko Petroleum Corp.	162,079	9,732,844
Andeavor	88,384	9,559,613
Apache Corp.	174,768	7,841,840
Baker Hughes, a GE Co.	239,786	7,709,120
Cabot Oil & Gas Corp.	52,500	1,383,375
Chesapeake Energy Corp. *	645,026	2,257,591
Chevron Corp.	1,089,322	136,546,513
CNX Resources Corp. *	103,135	1,444,921
Concho Resources, Inc. *	12,600	1,983,744
ConocoPhillips	912,082	53,639,542
CONSOL Energy, Inc. *	379	12,291
Delek US Holdings, Inc.	82,000	2,860,980
Devon Energy Corp.	154,327	6,384,508
Diamond Offshore Drilling, Inc. *(a)	108,420	1,916,866
Ensco plc, Class A	584,100	3,446,190
EOG Resources, Inc.	87,501	10,062,615
EQT Corp.	25,900	1,406,111
Exxon Mobil Corp.	2,528,191	220,711,074
Halliburton Co.	308,970	16,591,689
Helmerich & Payne, Inc.	47,895	3,449,877
Hess Corp.	275,204	13,900,554
HollyFrontier Corp.	247,602	11,874,992
Kinder Morgan, Inc.	520,800	9,363,984
Marathon Oil Corp.	740,719	13,473,679
Marathon Petroleum Corp.	390,652	27,060,464
Murphy Oil Corp.	186,850	5,997,885

2

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nabors Industries Ltd.	360,700	2,827,888
National Oilwell Varco, Inc.	286,101	10,494,185
Noble Corp. plc *	592,100	2,776,949
Noble Energy, Inc.	124,870	3,811,032
Occidental Petroleum Corp.	330,830	24,802,325
Oceaneering International, Inc.	81,600	1,687,488
ONEOK, Inc.	46,020	2,708,737
Patterson-UTI Energy, Inc.	85,800	2,026,596
PBF Energy, Inc., Class A	92,800	3,000,224
Peabody Energy Corp. *	37,000	1,495,170
Phillips 66	377,108	38,615,859
Pioneer Natural Resources Co.	15,000	2,743,650
QEP Resources, Inc. *	167,042	1,563,513
Schlumberger Ltd.	438,360	32,254,529
SM Energy Co.	71,700	1,674,195
Superior Energy Services, Inc. *	152,600	1,594,670
Targa Resources Corp.	25,200	1,209,600
The Williams Cos., Inc.	191,609	6,014,607
Transocean Ltd. *	416,600	4,495,114
Valero Energy Corp.	451,746	43,354,064
Weatherford International plc *	664,100	2,616,554
Whiting Petroleum Corp. *	52,275	1,459,518
World Fuel Services Corp.	192,700	5,374,403
		779,213,732

Food & Staples Retailing 4.0%
Casey’s General Stores, Inc.	15,012	1,818,103
Costco Wholesale Corp.	139,763	27,235,616
CVS Health Corp.	599,156	47,147,586
Rite Aid Corp. *	516,200	1,125,316
Sysco Corp.	181,439	11,407,070
The Kroger Co.	605,168	18,372,900
U.S. Foods Holding Corp. *	39,200	1,259,496
United Natural Foods, Inc. *	33,800	1,608,880
Wal-Mart Stores, Inc.	897,062	95,626,809
Walgreens Boots Alliance, Inc.	271,092	20,402,384
		226,004,160

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	297,616	20,934,309
Archer-Daniels-Midland Co.	484,084	20,791,408
Brown-Forman Corp., Class B	41,954	2,907,412
Bunge Ltd.	145,916	11,590,108
Campbell Soup Co.	34,330	1,598,061
ConAgra Brands, Inc.	88,020	3,344,760
Constellation Brands, Inc., Class A	10,920	2,396,612
Dr Pepper Snapple Group, Inc.	44,341	5,292,098
General Mills, Inc.	167,418	9,792,279
Hormel Foods Corp.	59,678	2,048,746
Ingredion, Inc.	19,900	2,858,436
Kellogg Co.	58,037	3,952,900
Lamb Weston Holdings, Inc.	25,973	1,522,018
McCormick & Co., Inc. — Non Voting Shares	19,978	2,173,007
Molson Coors Brewing Co., Class B	25,180	2,115,624
Mondelez International, Inc., Class A	396,795	17,617,698
Monster Beverage Corp. *	21,400	1,460,122
PepsiCo, Inc.	303,833	36,551,110
Philip Morris International, Inc.	343,538	36,837,580
The Coca-Cola Co.	797,373	37,946,981
The Hershey Co.	23,512	2,594,079
The JM Smucker Co.	31,525	4,000,207
The Kraft Heinz Co.	66,644	5,224,223
Tyson Foods, Inc., Class A	106,315	8,091,635
		243,641,413

Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.5%
Abbott Laboratories	297,467	18,490,549
Aetna, Inc.	91,531	17,099,821
AmerisourceBergen Corp.	40,667	4,053,280
Anthem, Inc.	125,200	31,030,820
Baxter International, Inc.	78,853	5,679,782
Becton, Dickinson & Co.	36,077	8,764,546
Boston Scientific Corp. *	84,865	2,372,825
Cardinal Health, Inc.	197,067	14,147,440
Centene Corp. *	23,220	2,490,113
Cerner Corp. *	26,800	1,852,684
Cigna Corp.	33,309	6,939,930
Community Health Systems, Inc. *	238,362	1,346,745
Danaher Corp.	71,056	7,196,552
DaVita, Inc. *	41,920	3,271,437
DENTSPLY SIRONA, Inc.	21,035	1,279,138
Edwards Lifesciences Corp. *	15,300	1,936,674
Express Scripts Holding Co. *	403,447	31,944,933
HCA Healthcare, Inc. *	106,374	10,760,794
Henry Schein, Inc. *	38,304	2,898,847
Humana, Inc.	49,770	14,026,679
Intuitive Surgical, Inc. *	7,537	3,253,497
Laboratory Corp. of America Holdings *	16,399	2,861,625
LifePoint Health, Inc. *	25,630	1,267,404
Magellan Health, Inc. *	18,200	1,812,720
McKesson Corp.	97,817	16,519,335
MEDNAX, Inc. *	22,800	1,204,068
Medtronic plc	208,636	17,919,746
Owens & Minor, Inc.	60,702	1,278,384
Patterson Cos., Inc.	35,675	1,280,376
Quest Diagnostics, Inc.	43,852	4,640,419
ResMed, Inc.	19,600	1,975,484
Stryker Corp.	38,618	6,348,027
Tenet Healthcare Corp. *(a)	81,693	1,542,364
UnitedHealth Group, Inc.	203,386	48,157,737
Universal Health Services, Inc., Class B	23,748	2,885,382
Varian Medical Systems, Inc. *	19,103	2,435,632
WellCare Health Plans, Inc. *	10,900	2,293,142
Zimmer Biomet Holdings, Inc.	32,324	4,109,027
		309,367,958

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	46,900	2,291,065
Colgate-Palmolive Co.	155,068	11,512,248
Herbalife Ltd. *	25,700	2,132,843
Kimberly-Clark Corp.	58,501	6,844,617
Nu Skin Enterprises, Inc., Class A	21,940	1,576,170
The Clorox Co.	18,820	2,666,606
The Estee Lauder Cos., Inc., Class A	31,934	4,309,813
The Procter & Gamble Co.	663,545	57,290,475
		88,623,837

Insurance 3.6%
Aflac, Inc.	117,498	10,363,324
Alleghany Corp. *	2,900	1,820,330
American Financial Group, Inc.	16,240	1,840,642
American International Group, Inc.	529,292	33,832,345
Aon plc	52,436	7,454,826
Arch Capital Group Ltd. *	18,275	1,661,929
Arthur J. Gallagher & Co.	25,800	1,762,656
Assurant, Inc.	27,855	2,548,175
Assured Guaranty Ltd.	49,200	1,751,028
Axis Capital Holdings Ltd.	38,150	1,927,720
Brighthouse Financial, Inc. *	10,574	679,485
Chubb Ltd.	61,038	9,531,084
Cincinnati Financial Corp.	27,280	2,097,832

3

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CNO Financial Group, Inc.	73,700	1,812,283
Everest Re Group Ltd.	12,925	2,970,165
First American Financial Corp.	27,900	1,648,053
FNF Group	61,784	2,408,340
Genworth Financial, Inc., Class A *	533,100	1,631,286
Lincoln National Corp.	56,780	4,701,384
Loews Corp.	111,089	5,737,747
Markel Corp. *	1,200	1,377,228
Marsh & McLennan Cos., Inc.	84,020	7,017,350
MetLife, Inc.	219,918	10,571,458
Old Republic International Corp.	62,000	1,332,380
Principal Financial Group, Inc.	47,391	3,203,632
Prudential Financial, Inc.	84,737	10,068,450
Reinsurance Group of America, Inc.	17,300	2,710,045
RenaissanceRe Holdings Ltd.	14,325	1,821,281
The Allstate Corp.	119,533	11,806,274
The Hartford Financial Services Group, Inc.	128,827	7,569,875
The Progressive Corp.	145,705	7,882,640
The Travelers Cos., Inc.	166,232	24,921,501
Torchmark Corp.	25,065	2,277,155
Unum Group	50,925	2,708,701
Validus Holdings Ltd.	21,900	1,482,630
W. R. Berkley Corp.	27,663	2,018,846
White Mountains Insurance Group Ltd.	1,429	1,200,217
Willis Towers Watson plc	9,300	1,492,371
XL Group Ltd.	72,785	2,681,399
		202,324,067

Materials 4.0%
Air Products & Chemicals, Inc.	34,885	5,873,587
Albemarle Corp.	15,185	1,694,494
Alcoa Corp. *	117,470	6,110,789
Allegheny Technologies, Inc. *	62,611	1,687,993
Ashland Global Holdings, Inc.	35,935	2,608,522
Avery Dennison Corp.	22,900	2,809,372
Ball Corp.	86,160	3,298,205
Bemis Co., Inc.	43,238	2,020,944
Celanese Corp., Series A	23,800	2,574,208
CF Industries Holdings, Inc.	137,855	5,850,566
Cleveland-Cliffs, Inc. *	186,000	1,274,100
Commercial Metals Co.	88,245	2,121,410
Crown Holdings, Inc. *	21,700	1,259,685
Domtar Corp.	63,482	3,260,436
DowDuPont, Inc.	490,438	37,067,304
Eastman Chemical Co.	43,520	4,316,314
Ecolab, Inc.	33,291	4,583,505
FMC Corp.	20,980	1,916,103
Freeport-McMoRan, Inc. *	803,230	15,662,985
Graphic Packaging Holding Co.	88,600	1,430,890
Huntsman Corp.	69,815	2,413,505
International Flavors & Fragrances, Inc.	11,535	1,733,710
International Paper Co.	136,693	8,592,522
LyondellBasell Industries N.V., Class A	203,350	24,369,464
Martin Marietta Materials, Inc.	6,900	1,574,373
Monsanto Co.	106,819	13,010,554
Newmont Mining Corp.	138,021	5,591,231
Nucor Corp.	123,216	8,250,543
Owens-Illinois, Inc. *	72,105	1,674,278
Packaging Corp. of America	15,621	1,962,466
PPG Industries, Inc.	61,800	7,337,514
Praxair, Inc.	63,695	10,286,106
Reliance Steel & Aluminum Co.	40,520	3,549,147
RPM International, Inc.	25,765	1,344,933
Sealed Air Corp.	31,600	1,496,260
Sonoco Products Co.	31,055	1,686,597
Steel Dynamics, Inc.	60,450	2,744,430
The Chemours Co.	57,300	2,957,826
The Mosaic Co.	332,331	9,072,636
Security	Number of Shares	Value ($)
The Sherwin-Williams Co.	6,565	2,738,327
United States Steel Corp.	91,004	3,404,460
Vulcan Materials Co.	11,623	1,573,754
WestRock Co.	56,107	3,738,409
		228,524,457

Media 2.9%
CBS Corp., Class B — Non Voting Shares	145,871	8,403,628
Charter Communications, Inc., Class A *	7,806	2,944,813
Comcast Corp., Class A	938,894	39,931,162
Discovery Communications, Inc., Class A *	95,041	2,382,678
Discovery Communications, Inc., Class C *	117,867	2,812,307
DISH Network Corp., Class A *	35,035	1,643,142
News Corp., Class A	146,600	2,508,326
News Corp., Class B	44,000	767,800
Omnicom Group, Inc.	74,213	5,688,426
Scripps Networks Interactive, Inc., Class A	26,000	2,287,740
TEGNA, Inc.	81,330	1,176,845
The Interpublic Group of Cos., Inc.	83,005	1,816,979
The Walt Disney Co.	344,962	37,487,021
Time Warner, Inc.	244,883	23,349,594
Tribune Media Co., Class A	27,300	1,162,707
Twenty-First Century Fox, Inc., Class A	347,721	12,830,905
Twenty-First Century Fox, Inc., Class B	154,200	5,626,758
Viacom, Inc., Class B	366,198	12,238,337
		165,059,168

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	196,552	22,057,065
Agilent Technologies, Inc.	41,936	3,079,360
Allergan plc	12,240	2,206,382
Amgen, Inc.	129,043	24,008,450
Biogen, Inc. *	20,250	7,043,153
Bristol-Myers Squibb Co.	236,461	14,802,459
Celgene Corp. *	68,956	6,975,589
Eli Lilly & Co.	170,481	13,885,677
Gilead Sciences, Inc.	269,287	22,566,251
Johnson & Johnson	446,417	61,690,365
Merck & Co., Inc.	734,492	43,518,651
Mettler-Toledo International, Inc. *	2,600	1,755,676
Mylan N.V. *	82,975	3,555,479
Perrigo Co., plc	24,800	2,247,376
Pfizer, Inc.	2,020,764	74,849,099
Thermo Fisher Scientific, Inc.	37,645	8,436,621
United Therapeutics Corp. *	8,400	1,083,600
Waters Corp. *	9,600	2,069,856
Zoetis, Inc.	30,600	2,347,938
		318,179,047

Real Estate 1.2%
American Tower Corp.	23,965	3,539,630
AvalonBay Communities, Inc.	10,899	1,857,190
Boston Properties, Inc.	22,990	2,844,093
Brixmor Property Group, Inc.	64,600	1,048,458
CBRE Group, Inc., Class A *	42,100	1,923,549
CoreCivic, Inc.	57,900	1,343,859
Crown Castle International Corp.	26,280	2,963,596
Digital Realty Trust, Inc.	21,800	2,440,510
Duke Realty Corp.	41,700	1,101,297
Equinix, Inc.	3,200	1,456,608
Equity Residential	49,145	3,027,823
Essex Property Trust, Inc.	4,400	1,025,112
GGP, Inc.	96,200	2,215,486
HCP, Inc.	84,365	2,031,509
Hospitality Properties Trust	50,161	1,425,074
Host Hotels & Resorts, Inc.	186,878	3,879,587

4

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Iron Mountain, Inc.	79,279	2,777,143
JBG SMITH Properties	5,320	179,550
Jones Lang LaSalle, Inc.	11,600	1,813,660
Kimco Realty Corp.	69,360	1,103,518
Prologis, Inc.	45,400	2,955,994
Public Storage	12,530	2,452,873
Realogy Holdings Corp.	44,600	1,226,946
Simon Property Group, Inc.	38,911	6,356,890
SL Green Realty Corp.	13,200	1,326,864
The Macerich Co.	23,897	1,543,029
Ventas, Inc.	52,678	2,948,388
Vornado Realty Trust	26,441	1,895,291
Welltower, Inc.	53,600	3,214,392
Weyerhaeuser Co.	124,374	4,669,000
		68,586,919

Retailing 5.2%
Abercrombie & Fitch Co., Class A	144,478	2,992,139
Advance Auto Parts, Inc.	16,245	1,900,503
Amazon.com, Inc. *	9,350	13,565,821
American Eagle Outfitters, Inc.	122,035	2,196,630
Ascena Retail Group, Inc. *	448,200	968,112
AutoNation, Inc. *	40,700	2,450,954
AutoZone, Inc. *	3,421	2,618,570
Bed Bath & Beyond, Inc.	223,105	5,149,263
Best Buy Co., Inc.	158,976	11,614,787
Big Lots, Inc.	39,665	2,410,839
CarMax, Inc. *	50,007	3,569,000
Chico’s FAS, Inc.	110,700	1,052,757
Core-Mark Holding Co., Inc.	59,130	1,306,182
Dick’s Sporting Goods, Inc.	59,300	1,865,578
Dillard’s, Inc., Class A (a)	29,175	1,971,063
Dollar General Corp.	98,300	10,136,696
Dollar Tree, Inc. *	43,881	5,046,315
Expedia, Inc.	12,665	1,621,247
Foot Locker, Inc.	68,895	3,386,189
GameStop Corp., Class A	148,390	2,494,436
Genuine Parts Co.	52,100	5,422,047
GNC Holdings, Inc., Class A *(a)	187,500	815,625
Group 1 Automotive, Inc.	15,700	1,231,665
Kohl’s Corp.	237,545	15,385,790
L Brands, Inc.	94,020	4,709,462
Liberty Interactive Corp., QVC Group, Class A *	219,989	6,179,491
LKQ Corp. *	53,600	2,252,808
Lowe’s Cos., Inc.	296,195	31,020,502
Macy’s, Inc.	303,336	7,871,569
Murphy USA, Inc. *	47,600	4,060,756
Nordstrom, Inc.	88,855	4,381,440
O'Reilly Automotive, Inc. *	19,430	5,142,927
Office Depot, Inc.	358,200	1,164,150
Ross Stores, Inc.	63,180	5,205,400
Sally Beauty Holdings, Inc. *	60,300	1,001,583
Signet Jewelers Ltd.	34,200	1,809,180
Target Corp.	435,833	32,783,358
The Gap, Inc.	198,275	6,590,661
The Home Depot, Inc.	241,823	48,582,241
The Priceline Group, Inc. *	3,464	6,623,341
The TJX Cos., Inc.	167,688	13,468,700
Tiffany & Co.	21,935	2,339,368
Tractor Supply Co.	40,300	3,072,875
Urban Outfitters, Inc. *	68,454	2,334,966
Williams-Sonoma, Inc.	41,945	2,148,842
		293,915,828

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	40,565	3,727,112
Applied Materials, Inc.	145,226	7,788,470
Broadcom Ltd.	9,388	2,328,506
First Solar, Inc. *	29,000	1,947,930
Intel Corp.	1,708,596	82,251,811
KLA-Tencor Corp.	35,780	3,928,644
Lam Research Corp.	18,790	3,598,661
Marvell Technology Group Ltd.	151,630	3,537,528
Maxim Integrated Products, Inc.	53,900	3,287,900
Microchip Technology, Inc.	19,380	1,845,364
Micron Technology, Inc. *	199,012	8,700,805
NVIDIA Corp.	20,437	5,023,414
NXP Semiconductors N.V. *	19,200	2,310,144
ON Semiconductor Corp. *	71,800	1,776,332
Qorvo, Inc. *	35,000	2,511,950
QUALCOMM, Inc.	439,235	29,977,789
Skyworks Solutions, Inc.	15,100	1,467,871
Texas Instruments, Inc.	172,609	18,930,029
Xilinx, Inc.	40,320	2,944,166
		187,884,426

Software & Services 7.2%
Accenture plc, Class A	116,865	18,780,205
Activision Blizzard, Inc.	103,470	7,670,231
Adobe Systems, Inc. *	19,607	3,916,694
Akamai Technologies, Inc. *	23,800	1,594,362
Alliance Data Systems Corp.	9,080	2,330,473
Alphabet, Inc., Class A *	17,909	21,172,378
Alphabet, Inc., Class C *	18,174	21,262,490
Amdocs Ltd.	41,600	2,845,440
Autodesk, Inc. *	11,900	1,375,878
Automatic Data Processing, Inc.	56,519	6,987,444
Booz Allen Hamilton Holding Corp.	42,000	1,645,560
Broadridge Financial Solutions, Inc.	19,500	1,879,995
CA, Inc.	109,405	3,922,169
CACI International, Inc., Class A *	9,124	1,282,378
Cars.com, Inc. *	22,210	659,415
Citrix Systems, Inc. *	25,163	2,334,120
Cognizant Technology Solutions Corp., Class A	74,200	5,786,116
eBay, Inc. *	138,927	5,637,658
Electronic Arts, Inc. *	19,508	2,476,736
Facebook, Inc., Class A *	38,550	7,204,610
Fidelity National Information Services, Inc.	51,423	5,263,658
First Data Corp., Class A *	58,100	1,028,370
Fiserv, Inc. *	34,538	4,864,332
Global Payments, Inc.	15,400	1,721,412
IAC/InterActiveCorp *	14,862	2,154,544
International Business Machines Corp.	408,511	66,873,251
Intuit, Inc.	33,122	5,561,184
Leidos Holdings, Inc.	34,500	2,297,700
MasterCard, Inc., Class A	82,138	13,881,322
Microsoft Corp.	1,151,518	109,405,725
Oracle Corp.	704,704	36,355,679
Paychex, Inc.	44,859	3,061,627
PayPal Holdings, Inc. *	53,000	4,521,960
Symantec Corp.	217,745	5,929,196
Teradata Corp. *	64,300	2,604,150
The Western Union Co.	208,610	4,337,002
Total System Services, Inc.	22,970	2,041,114
Visa, Inc., Class A	149,212	18,536,607
		411,203,185

5

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	38,100	3,534,537
Anixter International, Inc. *	17,320	1,449,684
Apple, Inc.	961,097	160,916,471
Arrow Electronics, Inc. *	59,825	4,866,165
Avnet, Inc.	145,700	6,192,250
CDW Corp.	24,500	1,832,355
Cisco Systems, Inc.	1,154,161	47,943,848
CommScope Holding Co., Inc. *	26,900	1,039,147
Corning, Inc.	329,571	10,289,207
F5 Networks, Inc. *	13,200	1,907,928
FLIR Systems, Inc.	32,900	1,684,809
Hewlett Packard Enterprise Co.	681,300	11,173,320
HP, Inc.	765,611	17,854,048
Jabil, Inc.	110,395	2,807,345
Juniper Networks, Inc.	141,170	3,691,595
Keysight Technologies, Inc. *	31,000	1,448,320
Motorola Solutions, Inc.	87,572	8,709,911
NCR Corp. *	24,300	911,493
NetApp, Inc.	89,630	5,512,245
Sanmina Corp. *	34,600	904,790
SYNNEX Corp.	13,595	1,668,514
Tech Data Corp. *	39,840	3,994,757
Western Digital Corp.	88,305	7,857,379
Xerox Corp.	159,581	5,446,500
		313,636,618

Telecommunication Services 3.1%
AT&T, Inc.	2,249,794	84,254,785
CenturyLink, Inc.	787,707	14,029,062
Frontier Communications Corp. (a)	252,319	2,066,492
Sprint Corp. *	153,900	820,287
T-Mobile US, Inc. *	33,000	2,148,300
Telephone & Data Systems, Inc.	72,727	1,994,902
Verizon Communications, Inc.	1,306,439	70,639,157
Windstream Holdings, Inc.	476,400	786,060
		176,739,045

Transportation 2.2%
Alaska Air Group, Inc.	27,300	1,794,429
American Airlines Group, Inc.	130,600	7,094,192
Avis Budget Group, Inc. *	80,590	3,623,326
C.H. Robinson Worldwide, Inc.	50,644	4,631,900
CSX Corp.	195,033	11,072,023
Delta Air Lines, Inc.	42,600	2,418,402
Expeditors International of Washington, Inc.	60,925	3,957,079
FedEx Corp.	80,053	21,012,311
Hertz Global Holdings, Inc. *	186,260	4,270,942
JB Hunt Transport Services, Inc.	18,945	2,289,124
JetBlue Airways Corp. *	85,200	1,777,272
Kansas City Southern	17,787	2,012,243
Kirby Corp. *	16,000	1,198,400
Norfolk Southern Corp.	70,779	10,679,136
Old Dominion Freight Line, Inc.	10,700	1,567,015
Ryder System, Inc.	30,120	2,621,344
Southwest Airlines Co.	29,900	1,817,920
Union Pacific Corp.	203,435	27,158,573
United Continental Holdings, Inc. *	25,100	1,702,282
United Parcel Service, Inc., Class B	111,861	14,242,143
		126,940,056

Utilities 3.3%
AES Corp.	589,940	6,819,706
Alliant Energy Corp.	47,950	1,906,013
Ameren Corp.	67,310	3,811,765
Security	Number of Shares	Value ($)
American Electric Power Co., Inc.	136,801	9,409,173
American Water Works Co., Inc.	29,450	2,449,356
Atmos Energy Corp.	21,060	1,745,874
Calpine Corp. *	204,990	3,093,299
CenterPoint Energy, Inc.	134,870	3,800,637
CMS Energy Corp.	66,005	2,953,724
Consolidated Edison, Inc.	85,502	6,870,941
Dominion Energy, Inc.	119,050	9,100,182
DTE Energy Co.	46,430	4,904,865
Duke Energy Corp.	188,577	14,803,294
Edison International	81,976	5,125,959
Entergy Corp.	81,670	6,426,612
Eversource Energy	67,415	4,253,212
Exelon Corp.	378,323	14,569,219
FirstEnergy Corp.	227,265	7,477,018
Great Plains Energy, Inc.	53,570	1,667,098
MDU Resources Group, Inc.	61,458	1,627,408
National Fuel Gas Co.	20,445	1,139,809
NextEra Energy, Inc.	79,759	12,635,421
NiSource, Inc.	58,035	1,432,304
NRG Energy, Inc.	154,582	4,020,678
OGE Energy Corp.	55,784	1,796,245
PG&E Corp.	133,421	5,661,053
Pinnacle West Capital Corp.	30,085	2,405,296
PPL Corp.	192,875	6,146,926
Public Service Enterprise Group, Inc.	164,022	8,507,821
SCANA Corp.	45,259	1,839,326
Sempra Energy	52,945	5,666,174
The Southern Co.	268,706	12,121,328
UGI Corp.	44,780	2,049,581
Vectren Corp.	20,100	1,218,663
WEC Energy Group, Inc.	53,186	3,419,860
Westar Energy, Inc.	31,870	1,646,404
Xcel Energy, Inc.	121,445	5,542,750
		190,064,994
Total Common Stock
(Cost $3,618,086,143)		5,675,466,577

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25% (c)	2,077,804	2,077,804

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.24% (c)	8,106,525	8,106,525
Total Other Investment Companies
(Cost $10,184,329)		10,184,329

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	64	9,042,560	(49,164)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,663,943.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

6

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	65,715	—	(4,500)	61,215	$402,203	$128,425	$5,257

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,675,466,577	$—	$—	$5,675,466,577
Other Investment Companies[1]	10,184,329	—	—	10,184,329
Liabilities
Futures Contracts[2]	(49,164)	—	—	(49,164)
Total	$5,685,601,742	$—	$—	$5,685,601,742
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
7

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	111,200	1,962,680
Cooper-Standard Holding, Inc. *	21,800	2,716,062
Dorman Products, Inc. *	16,600	1,252,304
Gentex Corp.	178,700	4,231,616
Gentherm, Inc. *	19,300	617,600
LCI Industries	16,795	1,851,649
Modine Manufacturing Co. *	54,100	1,263,235
Standard Motor Products, Inc.	27,300	1,307,670
Superior Industries International, Inc.	72,400	1,219,940
Tower International, Inc.	32,500	981,500
Winnebago Industries, Inc.	19,000	863,550
		18,267,806

Banks 5.6%
Associated Banc-Corp.	83,000	2,054,250
BancorpSouth Bank	33,800	1,133,990
Bank of Hawaii Corp.	27,800	2,326,026
Bank of the Ozarks, Inc.	18,300	914,085
BankUnited, Inc.	60,100	2,466,504
BOK Financial Corp.	17,200	1,663,068
Capitol Federal Financial, Inc.	95,186	1,245,033
Cathay General Bancorp	24,800	1,084,752
Chemical Financial Corp.	10,700	624,987
Columbia Banking System, Inc.	22,600	973,608
Commerce Bancshares, Inc.	48,908	2,861,607
Community Bank System, Inc.	18,300	975,390
Cullen/Frost Bankers, Inc.	26,700	2,841,147
CVB Financial Corp.	42,080	984,672
East West Bancorp, Inc.	62,200	4,099,602
F.N.B. Corp.	117,400	1,684,690
First Citizens BancShares, Inc., Class A	3,800	1,616,558
First Commonwealth Financial Corp.	40,900	591,823
First Financial Bancorp	39,700	1,131,450
First Financial Bankshares, Inc.	19,700	915,065
First Horizon National Corp.	114,800	2,279,928
First Midwest Bancorp, Inc.	23,700	589,182
First Republic Bank	36,300	3,250,665
Fulton Financial Corp.	115,900	2,109,380
Glacier Bancorp, Inc.	33,980	1,332,696
Great Western Bancorp, Inc.	24,900	1,049,535
Hancock Holding Co.	41,800	2,244,660
Home BancShares, Inc.	26,200	629,062
IBERIABANK Corp.	13,200	1,115,400
International Bancshares Corp.	34,700	1,440,050
Investors Bancorp, Inc.	83,600	1,144,484
MB Financial, Inc.	27,145	1,161,263
National Bank Holdings Corp., Class A	26,600	884,184
NBT Bancorp, Inc.	24,855	917,398
Northwest Bancshares, Inc.	92,992	1,566,915
Ocwen Financial Corp. *	392,400	1,322,388
OFG Bancorp	55,600	633,840
Security	Number of Shares	Value ($)
Old National Bancorp	70,425	1,218,353
PacWest Bancorp	36,700	1,924,181
Park National Corp.	9,300	976,686
Popular, Inc.	85,800	3,486,912
Prosperity Bancshares, Inc.	25,800	1,955,640
Provident Financial Services, Inc.	31,800	836,658
Radian Group, Inc.	69,500	1,533,865
Signature Bank *	12,110	1,864,940
SVB Financial Group *	13,300	3,279,115
Synovus Financial Corp.	55,400	2,791,606
TCF Financial Corp.	113,800	2,441,010
Texas Capital Bancshares, Inc. *	11,400	1,080,720
The Bank of N.T. Butterfield & Son Ltd.	15,800	635,002
Trustmark Corp.	46,100	1,465,519
UMB Financial Corp.	17,401	1,325,608
Umpqua Holdings Corp.	98,600	2,134,690
Union Bankshares Corp.	17,100	645,525
United Bankshares, Inc.	34,795	1,280,456
Valley National Bancorp	171,600	2,157,012
Washington Federal, Inc.	69,400	2,491,460
Webster Financial Corp.	38,500	2,179,870
Westamerica Bancorp	19,270	1,144,060
Western Alliance Bancorp *	10,500	615,930
Wintrust Financial Corp.	18,540	1,592,586
Zions Bancorp	73,900	3,992,817
		100,909,558

Capital Goods 12.7%
A.O. Smith Corp.	56,100	3,746,358
AAR Corp.	66,680	2,698,540
Actuant Corp., Class A	102,300	2,531,925
Acuity Brands, Inc.	17,300	2,671,812
Aegion Corp. *	55,715	1,397,332
Air Lease Corp.	44,500	2,163,590
Aircastle Ltd.	58,000	1,369,960
Alamo Group, Inc.	5,800	667,174
Albany International Corp., Class A	20,100	1,275,345
Allegion plc	22,000	1,894,420
Altra Industrial Motion Corp.	21,000	1,100,400
American Woodmark Corp. *	5,700	774,345
Apogee Enterprises, Inc.	21,495	978,237
Applied Industrial Technologies, Inc.	53,720	3,961,850
Armstrong Flooring, Inc. *	57,600	892,224
Armstrong World Industries, Inc. *	66,000	4,138,200
Astec Industries, Inc.	23,450	1,463,280
Atkore International Group, Inc. *	26,500	619,570
AZZ, Inc.	20,800	946,400
Babcock & Wilcox Enterprises, Inc. *(a)	340,400	2,212,600
Barnes Group, Inc.	33,465	2,201,662
Beacon Roofing Supply, Inc. *	46,380	2,805,990
BMC Stock Holdings, Inc. *	26,600	595,840
Briggs & Stratton Corp.	85,900	2,077,062
BWX Technologies, Inc.	47,300	3,000,712
Chart Industries, Inc. *	35,110	1,740,403
CIRCOR International, Inc.	21,490	1,139,400
Colfax Corp. *	75,400	3,017,508

8

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Comfort Systems USA, Inc.	33,700	1,435,620
Crane Co.	37,000	3,697,780
Cubic Corp.	33,490	1,944,094
Curtiss-Wright Corp.	31,400	4,102,724
Dycom Industries, Inc. *	16,970	1,980,569
Encore Wire Corp.	40,740	2,061,444
EnerSys	50,800	3,571,748
EnPro Industries, Inc.	15,870	1,396,401
ESCO Technologies, Inc.	17,200	1,051,780
Esterline Technologies Corp. *	34,200	2,515,410
Federal Signal Corp.	59,300	1,206,162
Franklin Electric Co., Inc.	35,560	1,610,868
GATX Corp.	59,500	4,232,830
Generac Holdings, Inc. *	72,500	3,547,425
General Cable Corp.	127,200	3,777,840
Gibraltar Industries, Inc. *	18,500	686,350
Global Brass & Copper Holdings, Inc.	20,400	655,860
Graco, Inc.	81,220	3,801,096
Granite Construction, Inc.	42,900	2,861,001
Griffon Corp.	51,900	1,040,595
H&E Equipment Services, Inc.	55,720	2,194,254
Harsco Corp. *	139,000	2,488,100
HD Supply Holdings, Inc. *	70,200	2,730,078
HEICO Corp.	5,925	475,896
HEICO Corp., Class A	9,781	644,079
Herc Holdings, Inc. *	45,000	2,957,400
Hexcel Corp.	60,285	4,120,480
Hillenbrand, Inc.	48,500	2,148,550
Hyster-Yale Materials Handling, Inc.	20,600	1,744,614
ITT, Inc.	46,600	2,609,600
Kaman Corp.	32,880	2,061,576
Kennametal, Inc.	99,200	4,838,976
KLX, Inc. *	37,800	2,670,948
Lennox International, Inc.	17,400	3,791,634
Lindsay Corp.	13,300	1,186,493
Masonite International Corp. *	20,600	1,436,850
MasTec, Inc. *	61,510	3,284,634
Meritor, Inc. *	43,800	1,194,864
Moog, Inc., Class A *	44,600	4,016,676
MRC Global, Inc. *	218,600	3,930,428
Mueller Industries, Inc.	112,500	3,722,625
Mueller Water Products, Inc., Class A	91,700	1,066,471
MYR Group, Inc. *	35,800	1,212,904
National Presto Industries, Inc.	8,800	894,520
NOW, Inc. *	304,200	3,586,518
Orbital ATK, Inc.	24,500	3,231,550
Primoris Services Corp.	52,100	1,354,600
Quanex Building Products Corp.	54,750	1,133,325
Raven Industries, Inc.	30,130	1,161,512
RBC Bearings, Inc. *	8,700	1,096,200
Rexnord Corp. *	73,900	2,077,329
Rush Enterprises, Inc., Class A *	51,660	2,792,223
Sensata Technologies Holding N.V. *	76,200	4,286,250
Simpson Manufacturing Co., Inc.	31,385	1,843,555
SPX Corp. *	48,400	1,512,500
SPX FLOW, Inc. *	74,100	3,436,017
Standex International Corp.	9,900	1,039,005
Teledyne Technologies, Inc. *	22,700	4,333,884
Tennant Co.	18,480	1,245,552
Textainer Group Holdings Ltd. *	57,300	1,403,850
The Greenbrier Cos., Inc.	39,620	1,986,943
The Middleby Corp. *	16,124	2,197,056
The Toro Co.	51,440	3,377,036
Titan International, Inc.	110,775	1,474,415
TriMas Corp. *	43,900	1,167,740
Triton International Ltd. *	26,300	1,015,180
Triumph Group, Inc.	142,800	4,162,620
Tutor Perini Corp. *	82,200	2,034,450
Univar, Inc. *	57,000	1,702,020
Security	Number of Shares	Value ($)
Universal Forest Products, Inc.	86,910	3,244,350
USG Corp. *	37,300	1,442,018
Veritiv Corp. *	44,200	1,268,540
Wabash National Corp.	73,600	1,901,088
Watts Water Technologies, Inc., Class A	24,955	1,990,161
Welbilt, Inc. *	82,700	1,844,210
Woodward, Inc.	39,900	3,093,048
		228,117,131

Commercial & Professional Services 5.2%
ACCO Brands Corp. *	122,600	1,452,810
Brady Corp., Class A	44,600	1,705,950
CBIZ, Inc. *	56,200	927,300
Clean Harbors, Inc. *	49,530	2,740,990
Copart, Inc. *	108,400	4,777,188
Covanta Holding Corp.	175,800	2,874,330
Deluxe Corp.	45,600	3,386,712
Ennis, Inc.	49,200	979,080
Essendant, Inc.	289,000	2,615,449
Exponent, Inc.	8,800	652,520
FTI Consulting, Inc. *	64,200	2,790,774
Healthcare Services Group, Inc.	35,055	1,934,335
Herman Miller, Inc.	59,610	2,414,205
HNI Corp.	57,200	2,224,508
Huron Consulting Group, Inc. *	28,861	1,158,769
ICF International, Inc. *	21,400	1,136,340
IHS Markit Ltd. *	79,900	3,813,627
Insperity, Inc.	28,720	1,759,100
Interface, Inc.	56,085	1,399,321
KAR Auction Services, Inc.	82,400	4,494,096
Kelly Services, Inc., Class A	135,100	3,824,681
Kforce, Inc.	61,800	1,603,710
Kimball International, Inc., Class B	35,200	653,664
Knoll, Inc.	44,900	1,030,006
Korn/Ferry International	34,930	1,556,481
Matthews International Corp., Class A	18,815	1,053,640
McGrath RentCorp	27,425	1,310,915
Mobile Mini, Inc.	31,800	1,203,630
MSA Safety, Inc.	20,325	1,591,651
Navigant Consulting, Inc. *	62,925	1,291,221
On Assignment, Inc. *	29,000	2,220,530
Quad Graphics, Inc.	94,700	2,094,764
Resources Connection, Inc.	81,560	1,333,506
Rollins, Inc.	28,933	1,427,554
RR Donnelley & Sons Co.	351,500	2,871,755
Steelcase, Inc., Class A	151,800	2,360,490
Stericycle, Inc. *	46,200	3,481,632
Team, Inc. *	58,900	1,001,300
Tetra Tech, Inc.	55,495	2,758,101
The Brink’s Co.	32,000	2,668,800
TransUnion *	18,200	1,080,352
TrueBlue, Inc. *	64,030	1,751,221
UniFirst Corp.	13,105	2,166,256
Verisk Analytics, Inc. *	48,900	4,892,445
Viad Corp.	23,365	1,327,132
		93,792,841

Consumer Durables & Apparel 3.5%
American Outdoor Brands Corp. *	65,500	781,415
Brunswick Corp.	68,100	4,275,318
CalAtlantic Group, Inc.	32,000	1,796,160
Callaway Golf Co.	41,400	611,478
Columbia Sportswear Co.	22,260	1,662,154
Crocs, Inc. *	162,460	2,194,835
Deckers Outdoor Corp. *	55,950	4,795,474
Ethan Allen Interiors, Inc.	31,800	790,230
G-III Apparel Group Ltd. *	85,400	3,189,690

9

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GoPro, Inc., Class A *(a)	97,400	532,778
Helen of Troy Ltd. *	25,330	2,359,489
Iconix Brand Group, Inc. *(a)	440,300	550,375
iRobot Corp. *	7,300	647,875
KB Home	51,000	1,607,520
La-Z-Boy, Inc.	72,220	2,177,433
lululemon Athletica, Inc. *	46,900	3,668,049
M.D.C. Holdings, Inc.	47,353	1,596,270
M/I Homes, Inc. *	20,200	653,268
Meritage Homes Corp. *	37,200	1,765,140
Movado Group, Inc.	21,400	654,840
Oxford Industries, Inc.	19,400	1,528,720
Skechers U.S.A., Inc., Class A *	76,235	3,140,120
Steven Madden Ltd. *	64,222	2,967,056
Sturm, Ruger & Co., Inc. (a)	25,900	1,371,405
Taylor Morrison Home Corp., Class A *	41,800	1,062,974
Tempur Sealy International, Inc. *	42,115	2,511,739
Toll Brothers, Inc.	62,300	2,901,934
TopBuild Corp. *	21,900	1,676,226
TRI Pointe Group, Inc. *	57,200	932,932
Under Armour, Inc., Class A *(a)	87,460	1,212,196
Under Armour, Inc., Class C *(a)	87,788	1,128,076
Unifi, Inc. *	26,500	943,665
Universal Electronics, Inc. *	10,200	470,220
Vista Outdoor, Inc. *	130,000	1,969,500
Wolverine World Wide, Inc.	84,880	2,786,610
		62,913,164

Consumer Services 5.3%
American Public Education, Inc. *	25,400	645,160
Ascent Capital Group, Inc., Class A *	69,900	659,157
BJ’s Restaurants, Inc.	31,400	1,185,350
Bloomin’ Brands, Inc.	124,700	2,747,141
Boyd Gaming Corp.	42,800	1,689,316
Bright Horizons Family Solutions, Inc. *	18,700	1,836,340
Buffalo Wild Wings, Inc. *	13,700	2,150,900
Caesars Entertainment Corp. *	78,400	1,093,680
Capella Education Co.	15,900	1,264,845
Career Education Corp. *	135,000	1,674,000
Choice Hotels International, Inc.	23,640	1,942,026
Churchill Downs, Inc.	6,400	1,657,600
Cracker Barrel Old Country Store, Inc.	15,220	2,686,025
Dave & Buster’s Entertainment, Inc. *	10,200	479,400
DineEquity, Inc.	35,530	1,967,651
Domino’s Pizza, Inc.	18,500	4,011,725
Dunkin’ Brands Group, Inc.	44,200	2,857,530
Extended Stay America, Inc.	125,100	2,530,773
Fiesta Restaurant Group, Inc. *	27,900	535,680
Graham Holdings Co., Class B	5,700	3,388,365
Grand Canyon Education, Inc. *	14,900	1,385,551
Hilton Grand Vacations, Inc. *	19,000	854,430
Hilton Worldwide Holdings, Inc.	56,900	4,873,485
Houghton Mifflin Harcourt Co. *	146,400	1,229,760
Hyatt Hotels Corp., Class A *	26,800	2,178,840
ILG, Inc.	37,000	1,162,170
International Speedway Corp., Class A	23,950	1,111,280
Jack in the Box, Inc.	28,400	2,584,116
K12, Inc. *	56,000	971,600
La Quinta Holdings, Inc. *	70,400	1,403,072
Marriott Vacations Worldwide Corp.	15,900	2,422,047
Norwegian Cruise Line Holdings Ltd. *	55,900	3,395,366
Penn National Gaming, Inc. *	85,500	2,728,305
Pinnacle Entertainment, Inc. *	71,900	2,321,651
Red Robin Gourmet Burgers, Inc. *	24,680	1,299,402
Red Rock Resorts, Inc., Class A	31,200	1,083,576
Regis Corp. *	138,500	2,204,920
SeaWorld Entertainment, Inc. *(a)	155,000	2,363,750
ServiceMaster Global Holdings, Inc. *	35,000	1,845,200
Security	Number of Shares	Value ($)
Six Flags Entertainment Corp.	54,200	3,661,752
Sonic Corp.	26,800	692,512
Sotheby’s *	36,120	1,905,691
Strayer Education, Inc.	16,800	1,553,664
Texas Roadhouse, Inc.	49,410	2,901,355
The Cheesecake Factory, Inc.	60,135	2,958,041
Vail Resorts, Inc.	9,260	2,023,866
Weight Watchers International, Inc. *	80,492	5,174,831
		95,292,897

Diversified Financials 4.2%
BGC Partners, Inc., Class A	95,800	1,370,898
Cannae Holdings, Inc. *	299,800	5,219,518
Capstead Mortgage Corp.	110,650	908,437
Cboe Global Markets, Inc.	32,100	4,313,919
Chimera Investment Corp.	145,700	2,475,443
Credit Acceptance Corp. *	7,600	2,505,796
CYS Investments, Inc.	137,400	926,076
Donnelley Financial Solutions, Inc. *	66,100	1,417,845
E*TRADE Financial Corp. *	86,000	4,532,200
Eaton Vance Corp.	69,500	4,017,100
Encore Capital Group, Inc. *	14,900	617,605
Enova International, Inc. *	45,600	816,240
Evercore, Inc., Class A	22,000	2,212,100
EZCORP, Inc., Class A *	134,600	1,588,280
FactSet Research Systems, Inc.	15,265	3,063,533
Federated Investors, Inc., Class B	104,000	3,606,720
FirstCash, Inc.	30,790	2,250,749
Greenhill & Co., Inc.	60,935	1,130,344
Invesco Mortgage Capital, Inc.	112,300	1,823,752
Lazard Ltd., Class A	68,000	3,982,760
MarketAxess Holdings, Inc.	5,300	1,039,913
MFA Financial, Inc.	300,300	2,150,148
Morningstar, Inc.	14,000	1,345,680
Nelnet, Inc., Class A	27,140	1,414,265
New Residential Investment Corp.	162,800	2,814,812
New York Mortgage Trust, Inc.	109,800	625,860
OneMain Holdings, Inc. *	48,600	1,589,706
PennyMac Mortgage Investment Trust	95,400	1,564,560
PRA Group, Inc. *	50,700	1,812,525
Redwood Trust, Inc.	84,600	1,259,694
Resource Capital Corp.	54,900	520,452
Starwood Property Trust, Inc.	125,100	2,550,789
Stifel Financial Corp.	30,160	2,036,403
Two Harbors Investment Corp.	124,750	1,840,063
Western Asset Mortgage Capital Corp.	81,600	761,328
World Acceptance Corp. *	24,860	2,934,723
		75,040,236

Energy 5.2%
Antero Resources Corp. *	115,800	2,249,994
Archrock, Inc.	154,300	1,434,990
Basic Energy Services, Inc. *	28,400	553,516
Bill Barrett Corp. *	256,900	1,317,897
Bristow Group, Inc.	207,900	3,203,739
California Resources Corp. *(a)	256,000	5,409,280
CARBO Ceramics, Inc. *(a)	144,180	1,147,673
Cimarex Energy Co.	37,400	4,196,280
Cloud Peak Energy, Inc. *	388,700	1,943,500
Continental Resources, Inc. *	39,200	2,176,776
CVR Energy, Inc. (a)	72,400	2,591,196
Denbury Resources, Inc. *	1,805,100	4,386,393
Dril-Quip, Inc. *	53,385	2,757,335
Energen Corp. *	65,800	3,436,734
Exterran Corp. *	50,600	1,461,328
Forum Energy Technologies, Inc. *	97,900	1,654,510
Golar LNG Ltd.	44,500	1,214,405

10

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Green Plains, Inc.	127,200	2,226,000
Helix Energy Solutions Group, Inc. *	196,800	1,481,904
Kosmos Energy Ltd. *	91,200	630,192
Matrix Service Co. *	68,600	1,227,940
McDermott International, Inc. *	398,700	3,500,586
Newfield Exploration Co. *	80,100	2,535,966
Newpark Resources, Inc. *	183,240	1,667,484
Nordic American Tankers Ltd.	198,585	458,731
Oasis Petroleum, Inc. *	203,900	1,765,774
Oil States International, Inc. *	139,100	4,451,200
Pacific Ethanol, Inc. *	127,000	533,400
PDC Energy, Inc. *	20,955	1,086,517
Pioneer Energy Services Corp. *	470,100	1,527,825
Range Resources Corp.	178,600	2,545,050
Renewable Energy Group, Inc. *	105,100	1,124,570
REX American Resources Corp. *	9,800	800,170
Rowan Cos. plc, Class A *	234,700	3,454,784
RPC, Inc. (a)	65,900	1,331,180
Scorpio Tankers, Inc.	198,800	528,808
SEACOR Holdings, Inc. *	36,700	1,709,486
SEACOR Marine Holdings, Inc. *	35,557	531,933
SemGroup Corp., Class A	55,100	1,578,615
Ship Finance International Ltd.	80,200	1,227,060
Southwestern Energy Co. *	430,600	1,825,744
Stone Energy Corp. *	28,000	1,011,920
Teekay Corp. (a)	253,200	2,066,112
Unit Corp. *	102,300	2,478,729
US Silica Holdings, Inc.	27,900	928,791
W&T Offshore, Inc. *	471,900	2,283,996
WPX Energy, Inc. *	198,300	2,920,959
		92,576,972

Food & Staples Retailing 1.0%
Ingles Markets, Inc., Class A	59,100	1,985,760
Performance Food Group Co. *	92,100	3,163,635
PriceSmart, Inc.	21,740	1,852,248
SpartanNash, Co.	112,300	2,736,751
Sprouts Farmers Market, Inc. *	104,800	2,927,064
SUPERVALU, Inc. *	103,771	1,643,732
The Andersons, Inc.	84,737	2,889,532
Weis Markets, Inc.	24,000	954,240
		18,152,962

Food, Beverage & Tobacco 2.4%
B&G Foods, Inc. (a)	37,300	1,230,900
Blue Buffalo Pet Products, Inc. *	20,500	696,590
Cal-Maine Foods, Inc. *	46,800	1,991,340
Calavo Growers, Inc.	8,100	704,700
Darling Ingredients, Inc. *	174,320	3,231,893
Dean Foods Co.	189,000	1,959,930
Flowers Foods, Inc.	203,850	3,997,499
Fresh Del Monte Produce, Inc.	62,300	2,947,413
J&J Snack Foods Corp.	10,135	1,403,089
Lancaster Colony Corp.	14,465	1,857,306
Pilgrim’s Pride Corp. *	74,700	2,074,419
Pinnacle Foods, Inc.	58,200	3,604,908
Post Holdings, Inc. *	10,200	771,834
Sanderson Farms, Inc.	29,000	3,680,100
Snyder’s-Lance, Inc.	55,988	2,798,280
The Boston Beer Co., Inc., Class A *	7,100	1,347,935
The Hain Celestial Group, Inc. *	56,740	2,164,064
TreeHouse Foods, Inc. *	43,485	2,050,753
Universal Corp.	54,100	2,596,800
Vector Group Ltd.	70,541	1,502,523
		42,612,276

Security	Number of Shares	Value ($)
Health Care Equipment & Services 4.0%
Acadia Healthcare Co., Inc. *	17,400	592,992
Align Technology, Inc. *	8,800	2,305,600
Allscripts Healthcare Solutions, Inc. *	143,400	2,138,094
Amedisys, Inc. *	18,570	995,723
AMN Healthcare Services, Inc. *	17,500	938,875
Analogic Corp.	13,165	1,091,379
athenahealth, Inc. *	4,300	538,833
Brookdale Senior Living, Inc. *	233,600	2,219,200
Chemed Corp.	13,195	3,438,221
CONMED Corp.	23,695	1,369,097
Diplomat Pharmacy, Inc. *	42,100	1,136,279
Encompass Health Corp.	64,000	3,386,880
Envision Healthcare Corp. *	60,399	2,173,760
Globus Medical, Inc., Class A *	18,700	860,948
Haemonetics Corp. *	29,900	1,933,035
Halyard Health, Inc. *	52,100	2,543,001
Hill-Rom Holdings, Inc.	34,700	2,960,951
HMS Holdings Corp. *	51,800	887,334
Hologic, Inc. *	64,200	2,741,340
IDEXX Laboratories, Inc. *	13,600	2,543,744
Integra LifeSciences Holdings Corp. *	11,100	584,526
Invacare Corp.	89,765	1,651,676
Kindred Healthcare, Inc.	365,022	3,358,202
LHC Group, Inc. *	13,000	816,400
LivaNova plc *	15,400	1,317,470
Masimo Corp. *	14,600	1,375,904
Meridian Bioscience, Inc.	39,100	611,915
Molina Healthcare, Inc. *	45,657	4,171,224
NuVasive, Inc. *	9,800	478,926
Premier, Inc., Class A *	21,000	681,450
Quality Systems, Inc. *	61,300	796,900
Select Medical Holdings Corp. *	189,200	3,348,840
STERIS plc	37,500	3,409,500
Teleflex, Inc.	13,500	3,749,625
The Cooper Cos., Inc.	14,400	3,523,248
The Ensign Group, Inc.	35,100	808,353
Triple-S Management Corp., Class B *	88,100	2,024,538
West Pharmaceutical Services, Inc.	24,980	2,502,996
		72,006,979

Household & Personal Products 0.7%
Central Garden & Pet Co. *	5,000	195,950
Central Garden & Pet Co., Class A *	31,400	1,184,408
Coty, Inc., Class A	74,000	1,451,140
Edgewell Personal Care Co. *	53,100	2,998,026
Energizer Holdings, Inc.	42,000	2,445,240
HRG Group, Inc. *	90,400	1,649,800
Spectrum Brands Holdings, Inc.	11,800	1,397,828
USANA Health Sciences, Inc. *	9,200	686,780
WD-40 Co.	8,415	1,041,356
		13,050,528

Insurance 2.8%
Ambac Financial Group, Inc. *	86,200	1,396,440
American Equity Investment Life Holding Co.	98,815	3,260,895
American National Insurance Co.	8,800	1,112,232
AmTrust Financial Services, Inc. (a)	99,500	1,335,290
Argo Group International Holdings Ltd.	27,570	1,690,041
Aspen Insurance Holdings Ltd.	72,700	2,715,345
Athene Holding Ltd., Class A *	13,500	677,160
Brown & Brown, Inc.	62,200	3,264,256
CNA Financial Corp.	22,800	1,234,848
Employers Holdings, Inc.	20,400	864,960
Erie Indemnity Co., Class A	30,200	3,586,552

11

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Horace Mann Educators Corp.	28,890	1,193,157
Infinity Property & Casualty Corp.	12,765	1,292,457
James River Group Holdings Ltd.	23,300	885,400
Kemper Corp.	52,800	3,424,080
Maiden Holdings Ltd.	114,200	805,110
MBIA, Inc. *(a)	219,600	1,611,864
Mercury General Corp.	33,200	1,625,140
Primerica, Inc.	43,800	4,423,800
ProAssurance Corp.	57,400	3,139,780
RLI Corp.	34,000	2,184,840
Safety Insurance Group, Inc.	14,105	1,095,253
Selective Insurance Group, Inc.	28,600	1,665,950
Stewart Information Services Corp.	38,400	1,709,184
The Hanover Insurance Group, Inc.	37,400	4,231,810
Universal Insurance Holdings, Inc.	24,000	705,600
		51,131,444

Materials 6.7%
A. Schulman, Inc.	48,333	1,884,987
AdvanSix, Inc. *	46,800	1,846,728
AK Steel Holding Corp. *	154,700	782,782
AptarGroup, Inc.	50,800	4,440,936
Axalta Coating Systems Ltd. *	91,700	2,888,550
Balchem Corp.	6,800	537,200
Berry Global Group, Inc. *	44,900	2,657,631
Boise Cascade Co.	84,800	3,769,360
Cabot Corp.	71,800	4,856,552
Calgon Carbon Corp.	72,500	1,547,875
Carpenter Technology Corp.	68,600	3,526,040
Century Aluminum Co. *	72,400	1,610,900
Clearwater Paper Corp. *	44,460	2,091,843
Compass Minerals International, Inc.	36,230	2,641,167
Eagle Materials, Inc.	15,570	1,744,618
Ferro Corp. *	45,230	1,063,810
GCP Applied Technologies, Inc. *	52,400	1,750,160
Greif, Inc., Class A	51,900	3,068,328
H.B. Fuller Co.	42,680	2,212,958
Haynes International, Inc.	15,800	565,640
Hecla Mining Co.	178,100	683,904
Ingevity Corp. *	15,000	1,088,250
Innophos Holdings, Inc.	36,950	1,709,677
Innospec, Inc.	21,380	1,535,084
Kaiser Aluminum Corp.	22,780	2,511,267
KapStone Paper & Packaging Corp.	83,400	2,888,976
Kraton Corp. *	34,000	1,708,840
Louisiana-Pacific Corp. *	65,300	1,933,533
Materion Corp.	40,760	2,025,772
Minerals Technologies, Inc.	22,620	1,699,893
Neenah, Inc.	13,000	1,176,500
NewMarket Corp.	7,095	2,820,901
Olin Corp.	96,100	3,582,608
Olympic Steel, Inc.	32,800	764,568
P.H. Glatfelter Co.	99,845	2,332,379
Platform Specialty Products Corp. *	95,000	1,112,450
PolyOne Corp.	90,800	3,946,168
Quaker Chemical Corp.	7,200	1,108,080
Rayonier Advanced Materials, Inc.	59,400	1,123,848
Royal Gold, Inc.	14,900	1,326,100
Schnitzer Steel Industries, Inc., Class A	112,710	3,854,682
Schweitzer-Mauduit International, Inc.	35,272	1,597,116
Sensient Technologies Corp.	38,300	2,751,855
Silgan Holdings, Inc.	99,100	2,962,099
Southern Copper Corp.	92,000	4,466,600
Stepan Co.	22,930	1,798,171
Summit Materials, Inc., Class A *	25,052	800,411
SunCoke Energy, Inc. *	127,100	1,410,810
The Scotts Miracle-Gro Co.	32,000	2,888,640
TimkenSteel Corp. *	117,000	1,894,230
Security	Number of Shares	Value ($)
Trinseo S.A.	31,100	2,564,195
Tronox Ltd., Class A	88,600	1,739,218
W.R. Grace & Co.	36,500	2,694,430
Westlake Chemical Corp.	30,500	3,434,300
Worthington Industries, Inc.	52,900	2,473,604
		119,897,224

Media 2.2%
AMC Entertainment Holdings, Inc., Class A (a)	58,200	744,960
AMC Networks, Inc., Class A *	32,900	1,697,311
Cable One, Inc.	2,230	1,574,447
Cinemark Holdings, Inc.	97,500	3,588,000
Gannett Co., Inc.	419,400	4,948,920
John Wiley & Sons, Inc., Class A	45,100	2,859,340
Liberty Broadband Corp., Class C *	6,600	630,630
Lions Gate Entertainment Corp., Class A *	16,400	554,976
Lions Gate Entertainment Corp., Class B *	42,755	1,368,160
Live Nation Entertainment, Inc. *	66,600	3,000,996
Meredith Corp.	36,400	2,407,496
National CineMedia, Inc.	175,300	1,174,510
New Media Investment Group, Inc.	49,000	828,100
Nexstar Media Group, Inc., Class A	10,800	811,080
Regal Entertainment Group, Class A	134,700	3,081,936
Scholastic Corp.	49,800	1,913,316
Sinclair Broadcast Group, Inc., Class A	56,419	2,093,145
Sirius XM Holdings, Inc. (a)	542,300	3,313,453
The Madison Square Garden Co., Class A *	3,900	841,776
The New York Times Co., Class A	80,800	1,878,600
		39,311,152

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Alexion Pharmaceuticals, Inc. *	30,000	3,579,600
Bio-Rad Laboratories, Inc., Class A *	10,900	2,817,977
Bio-Techne Corp.	12,865	1,804,831
Bruker Corp.	45,200	1,609,572
Catalent, Inc. *	34,500	1,605,630
Charles River Laboratories International, Inc. *	27,000	2,846,880
Endo International plc *	158,000	1,091,780
Illumina, Inc. *	17,660	4,108,423
Impax Laboratories, Inc. *	78,700	1,530,715
IQVIA Holdings, Inc. *	34,726	3,548,650
Mallinckrodt plc *	80,321	1,450,597
Myriad Genetics, Inc. *	102,700	3,787,576
PDL BioPharma, Inc. *	804,250	2,219,730
PerkinElmer, Inc.	53,900	4,320,624
PRA Health Sciences, Inc. *	7,100	646,526
Prestige Brands Holdings, Inc. *	19,300	807,319
QIAGEN N.V. *	81,655	2,734,626
Regeneron Pharmaceuticals, Inc. *	7,600	2,786,540
Syneos Health, Inc. *	11,600	444,860
Vertex Pharmaceuticals, Inc. *	6,000	1,001,220
		44,743,676

Real Estate 9.9%
Acadia Realty Trust	28,900	709,784
Alexandria Real Estate Equities, Inc.	26,600	3,450,020
Altisource Portfolio Solutions S.A. *(a)	39,000	1,092,000
Altisource Residential Corp.	87,200	960,072
American Campus Communities, Inc.	58,960	2,267,602
American Homes 4 Rent, Class A	25,300	525,987
Apartment Investment & Management Co., Class A	74,300	3,108,712
Apple Hospitality REIT, Inc.	149,200	2,907,908
Ashford Hospitality Trust, Inc.	170,700	1,099,308

12

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Brandywine Realty Trust	138,000	2,475,720
Camden Property Trust	44,700	3,869,232
CBL & Associates Properties, Inc.	408,200	2,269,592
Chesapeake Lodging Trust	41,500	1,135,855
Columbia Property Trust, Inc.	139,000	3,042,710
Corporate Office Properties Trust	67,000	1,829,100
CubeSmart	54,300	1,494,879
CyrusOne, Inc.	11,900	686,511
DCT Industrial Trust, Inc.	27,950	1,654,360
DDR Corp.	325,600	2,643,872
DiamondRock Hospitality Co.	182,200	2,142,672
Douglas Emmett, Inc.	57,100	2,208,057
EastGroup Properties, Inc.	12,850	1,115,508
Education Realty Trust, Inc.	17,000	561,510
EPR Properties	23,900	1,411,534
Equity Commonwealth *	87,300	2,611,143
Equity LifeStyle Properties, Inc.	26,540	2,290,933
Extra Space Storage, Inc.	32,265	2,693,482
Federal Realty Investment Trust	25,600	3,092,480
First Industrial Realty Trust, Inc.	36,200	1,117,132
Forest City Realty Trust, Inc., Class A	37,000	868,390
Franklin Street Properties Corp.	92,000	932,880
Gaming & Leisure Properties, Inc.	58,800	2,142,672
Government Properties Income Trust	58,000	995,280
Gramercy Property Trust	36,500	921,260
Healthcare Realty Trust, Inc.	53,900	1,609,993
Healthcare Trust of America, Inc., Class A	54,500	1,504,745
Hersha Hospitality Trust	50,125	929,819
Highwoods Properties, Inc.	51,600	2,470,608
HomeBanc Corp. *(c)	6,875	—
Hudson Pacific Properties, Inc.	18,700	597,839
Investors Real Estate Trust	159,000	901,530
Kilroy Realty Corp.	29,400	2,096,808
Kite Realty Group Trust	32,500	547,950
Lamar Advertising Co., Class A	40,300	2,901,600
LaSalle Hotel Properties	93,440	2,853,658
Lexington Realty Trust	184,900	1,667,798
Liberty Property Trust	87,700	3,631,657
Life Storage, Inc.	17,370	1,443,447
Mack-Cali Realty Corp.	103,600	2,079,252
Medical Properties Trust, Inc.	98,600	1,289,688
Mid-America Apartment Communities, Inc.	34,876	3,326,124
National Health Investors, Inc.	6,900	486,657
National Retail Properties, Inc.	50,400	1,999,872
New Senior Investment Group, Inc.	79,700	610,502
Omega Healthcare Investors, Inc. (a)	73,790	1,995,282
Outfront Media, Inc.	160,000	3,584,000
Paramount Group, Inc.	91,800	1,379,754
Park Hotels & Resorts, Inc.	71,200	2,058,392
Pebblebrook Hotel Trust	36,500	1,423,500
Pennsylvania Real Estate Investment Trust (a)	116,800	1,303,488
Piedmont Office Realty Trust, Inc., Class A	145,800	2,846,016
Potlatch Corp.	26,400	1,396,560
PS Business Parks, Inc.	8,650	1,056,252
Quality Care Properties, Inc. *	117,500	1,586,250
Ramco-Gershenson Properties Trust	45,500	601,510
Rayonier, Inc.	121,700	3,950,382
Realty Income Corp.	66,700	3,547,773
Regency Centers Corp.	42,165	2,652,600
Retail Properties of America, Inc., Class A	210,400	2,535,320
RLJ Lodging Trust	131,800	3,047,216
Ryman Hospitality Properties, Inc.	30,600	2,342,430
Sabra Health Care REIT, Inc.	88,972	1,610,393
SBA Communications Corp. *	22,505	3,927,122
Select Income REIT	24,200	541,112
Senior Housing Properties Trust	187,500	3,249,375
Spirit Realty Capital, Inc.	259,800	2,122,566
STORE Capital Corp.	26,700	654,417
Security	Number of Shares	Value ($)
Summit Hotel Properties, Inc.	34,300	531,307
Sun Communities, Inc.	20,155	1,790,570
Sunstone Hotel Investors, Inc.	152,443	2,568,665
Tanger Factory Outlet Centers, Inc.	63,680	1,603,462
Taubman Centers, Inc.	49,900	3,076,335
The GEO Group, Inc.	100,804	2,273,130
Tier REIT, Inc.	52,200	1,013,202
UDR, Inc.	103,500	3,780,855
Urban Edge Properties	22,800	533,064
VEREIT, Inc.	381,000	2,743,200
Washington Prime Group, Inc.	439,200	2,889,936
Washington Real Estate Investment Trust	46,400	1,329,824
Weingarten Realty Investors	74,300	2,195,565
WP Carey, Inc.	44,900	2,909,969
Xenia Hotels & Resorts, Inc.	131,900	2,928,180
		176,856,678

Retailing 4.9%
Aaron’s, Inc.	77,500	3,168,975
Asbury Automotive Group, Inc. *	48,700	3,538,055
Barnes & Noble Education, Inc. *	247,100	1,643,215
Barnes & Noble, Inc.	268,000	1,259,600
Big 5 Sporting Goods Corp. (a)	82,700	467,255
Burlington Stores, Inc. *	19,900	2,422,029
Caleres, Inc.	84,642	2,508,789
Citi Trends, Inc.	27,000	634,770
DSW, Inc., Class A	183,036	3,666,211
Express, Inc. *	344,900	2,407,402
Five Below, Inc. *	19,500	1,266,135
Fred’s, Inc., Class A (a)	251,670	833,028
Genesco, Inc. *	100,000	3,485,000
Groupon, Inc. *	145,100	767,579
Guess?, Inc.	295,100	5,420,987
Haverty Furniture Cos., Inc.	27,500	613,250
Hibbett Sports, Inc. *	94,485	2,135,361
J.C. Penney Co., Inc. *(a)	1,008,200	3,740,422
Liberty TripAdvisor Holdings, Inc., Class A *	78,600	691,680
Lithia Motors, Inc., Class A	24,035	3,003,413
Lumber Liquidators Holdings, Inc. *	49,100	1,371,854
Monro, Inc.	23,840	1,346,960
Netflix, Inc. *	16,590	4,484,277
Penske Automotive Group, Inc.	72,200	3,768,118
Pier 1 Imports, Inc.	488,685	1,622,434
Pool Corp.	21,280	2,877,907
Rent-A-Center, Inc. (a)	261,000	2,826,630
RH *(a)	24,500	2,302,755
Shoe Carnival, Inc.	37,500	856,875
Shutterfly, Inc. *	25,100	1,710,565
Sleep Number Corp. *	50,070	1,884,635
Sonic Automotive, Inc., Class A	125,300	2,700,215
Tailored Brands, Inc.	60,800	1,470,752
The Buckle, Inc. (a)	121,222	2,430,501
The Cato Corp., Class A	93,495	1,110,721
The Children’s Place, Inc.	18,960	2,840,208
The Finish Line, Inc., Class A	229,152	2,596,292
The Michaels Cos., Inc. *	73,000	1,961,510
TripAdvisor, Inc. *	41,500	1,438,805
Vitamin Shoppe, Inc. *	232,000	986,000
Zumiez, Inc. *	58,300	1,209,725
		87,470,895

Semiconductors & Semiconductor Equipment 2.1%
Advanced Energy Industries, Inc. *	12,400	882,012
Amkor Technology, Inc. *	166,000	1,669,960
Brooks Automation, Inc.	39,790	1,110,141
Cabot Microelectronics Corp.	18,430	1,877,833
Cirrus Logic, Inc. *	32,035	1,587,975

13

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cree, Inc. *	116,800	4,030,768
Cypress Semiconductor Corp.	199,903	3,456,323
Diodes, Inc. *	34,500	972,555
Entegris, Inc.	46,445	1,511,785
Integrated Device Technology, Inc. *	64,180	1,918,982
Microsemi Corp. *	29,612	1,829,725
MKS Instruments, Inc.	22,850	2,337,555
Photronics, Inc. *	110,325	926,730
Power Integrations, Inc.	12,500	933,750
Rambus, Inc. *	43,100	544,353
Semtech Corp. *	16,900	605,020
Silicon Laboratories, Inc. *	19,490	1,874,938
Synaptics, Inc. *	30,405	1,317,753
Teradyne, Inc.	104,800	4,804,032
Veeco Instruments, Inc. *	49,860	830,169
Versum Materials, Inc.	49,300	1,814,240
Xperi Corp.	35,700	801,465
		37,638,064

Software & Services 6.8%
ACI Worldwide, Inc. *	52,300	1,225,912
Acxiom Corp. *	60,915	1,648,969
ANSYS, Inc. *	25,300	4,089,745
Aspen Technology, Inc. *	14,600	1,130,770
Blackhawk Network Holdings, Inc. *	18,100	822,645
Cadence Design Systems, Inc. *	58,800	2,637,768
Cardtronics plc, Class A *	38,600	944,156
CDK Global, Inc.	48,200	3,436,178
Cimpress N.V. *	13,720	1,748,065
CommVault Systems, Inc. *	15,400	821,590
Convergys Corp.	162,700	3,786,029
CoreLogic, Inc. *	72,600	3,438,336
CoStar Group, Inc. *	2,200	761,442
CSG Systems International, Inc.	31,945	1,442,956
CSRA, Inc.	130,000	4,326,400
DST Systems, Inc.	61,600	5,135,592
EPAM Systems, Inc. *	11,500	1,351,020
Euronet Worldwide, Inc. *	18,195	1,707,965
EVERTEC, Inc.	39,600	619,740
ExlService Holdings, Inc. *	10,600	643,950
Fair Isaac Corp.	14,605	2,521,699
FleetCor Technologies, Inc. *	15,100	3,208,750
Gartner, Inc. *	29,047	4,029,981
Genpact Ltd.	111,750	3,792,795
j2 Global, Inc.	18,585	1,486,614
Jack Henry & Associates, Inc.	33,880	4,223,481
Manhattan Associates, Inc. *	32,280	1,705,029
ManTech International Corp., Class A	57,200	2,978,404
MAXIMUS, Inc.	39,080	2,664,474
Nuance Communications, Inc. *	118,600	2,112,266
Progress Software Corp.	52,925	2,637,253
PTC, Inc. *	39,140	2,844,695
Red Hat, Inc. *	38,300	5,031,854
Sabre Corp.	71,800	1,491,286
salesforce.com, Inc. *	34,233	3,899,481
Science Applications International Corp.	39,400	3,020,010
SS&C Technologies Holdings, Inc.	32,800	1,649,184
Sykes Enterprises, Inc. *	54,355	1,686,092
Synopsys, Inc. *	42,300	3,917,403
Syntel, Inc. *	32,300	728,365
Take-Two Interactive Software, Inc. *	24,855	3,148,383
TiVo Corp.	151,907	2,119,103
Travelport Worldwide Ltd.	141,700	1,928,537
Twitter, Inc. *	33,800	872,378
Unisys Corp. *	153,000	1,361,700
Verint Systems, Inc. *	30,000	1,252,500
VeriSign, Inc. *	38,900	4,470,388
VMware, Inc., Class A *	21,900	2,711,001
Security	Number of Shares	Value ($)
WEX, Inc. *	13,800	2,136,378
Worldpay, Inc., Class A *	40,000	3,212,400
Zynga, Inc., Class A *	296,800	1,062,544
		121,623,656

Technology Hardware & Equipment 4.4%
ADTRAN, Inc.	82,545	1,320,720
ARRIS International plc *	80,600	2,039,180
AVX Corp.	50,200	900,588
Belden, Inc.	29,140	2,470,198
Benchmark Electronics, Inc. *	107,300	3,106,335
Ciena Corp. *	26,000	553,280
Cognex Corp.	23,460	1,463,200
Coherent, Inc. *	6,740	1,749,165
Comtech Telecommunications Corp.	107,270	2,320,250
Cray, Inc. *	28,100	681,425
Diebold Nixdorf, Inc.	96,700	1,784,115
Dolby Laboratories, Inc., Class A	37,500	2,412,750
EchoStar Corp., Class A *	41,900	2,558,414
Electronics For Imaging, Inc. *	26,102	763,222
ePlus, Inc. *	14,900	1,150,280
Fabrinet *	25,600	635,136
Finisar Corp. *	69,230	1,243,371
Harmonic, Inc. *	262,300	957,395
II-VI, Inc. *	28,000	1,194,200
Insight Enterprises, Inc. *	93,500	3,470,720
InterDigital, Inc.	25,100	1,959,055
IPG Photonics Corp. *	8,200	2,065,990
Itron, Inc. *	22,000	1,610,400
Knowles Corp. *	102,200	1,557,528
Littelfuse, Inc.	8,545	1,857,170
Lumentum Holdings, Inc. *	17,800	824,140
Methode Electronics, Inc.	27,400	1,119,290
MTS Systems Corp.	19,580	1,015,223
National Instruments Corp.	56,642	2,828,702
NETGEAR, Inc. *	40,950	2,854,215
NetScout Systems, Inc. *	42,500	1,211,250
OSI Systems, Inc. *	13,700	905,296
Plantronics, Inc.	47,410	2,796,716
Plexus Corp. *	49,780	2,974,355
Rogers Corp. *	7,900	1,301,762
ScanSource, Inc. *	74,240	2,539,008
Super Micro Computer, Inc. *	44,100	1,006,583
Trimble, Inc. *	91,200	4,021,920
TTM Technologies, Inc. *	75,300	1,241,697
VeriFone Systems, Inc. *	99,300	1,755,624
ViaSat, Inc. *	22,815	1,725,270
Viavi Solutions, Inc. *	105,700	906,906
Vishay Intertechnology, Inc.	221,600	4,864,120
Zebra Technologies Corp., Class A *	16,320	2,009,971
		79,726,135

Telecommunication Services 0.5%
ATN International, Inc.	11,200	664,832
Cincinnati Bell, Inc. *	82,720	1,426,920
Cogent Communications Holdings, Inc.	14,000	631,400
Consolidated Communications Holdings, Inc.	79,614	991,194
General Communication, Inc., Class A *	24,600	1,031,478
Iridium Communications, Inc. *	76,100	966,470
United States Cellular Corp. *	22,200	807,414
Vonage Holdings Corp. *	155,000	1,734,450
Zayo Group Holdings, Inc. *	37,200	1,365,240
		9,619,398

14

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 3.1%
Air Transport Services Group, Inc. *	27,700	688,622
Allegiant Travel Co.	12,300	1,958,775
AMERCO	3,700	1,350,796
ArcBest Corp.	80,440	2,859,642
Atlas Air Worldwide Holdings, Inc. *	35,200	1,981,760
Copa Holdings S.A., Class A	30,500	4,219,065
Echo Global Logistics, Inc. *	43,500	1,270,200
Forward Air Corp.	26,025	1,579,978
Genesee & Wyoming, Inc., Class A *	34,865	2,783,970
Hawaiian Holdings, Inc.	33,240	1,241,514
Heartland Express, Inc.	47,265	1,072,443
Hub Group, Inc., Class A *	68,810	3,306,320
Knight-Swift Transportation Holdings, Inc.	104,873	5,221,627
Landstar System, Inc.	41,370	4,594,138
Macquarie Infrastructure Corp.	37,700	2,501,395
Marten Transport Ltd.	49,900	1,157,680
Matson, Inc.	51,500	1,761,815
Roadrunner Transportation Systems, Inc. *	141,300	787,041
Saia, Inc. *	26,950	2,036,073
SkyWest, Inc.	84,200	4,694,150
Spirit Airlines, Inc. *	57,600	2,426,112
Werner Enterprises, Inc.	76,400	3,109,480
XPO Logistics, Inc. *	14,700	1,388,268
YRC Worldwide, Inc. *	50,200	801,694
		54,792,558

Utilities 2.8%
ALLETE, Inc.	32,900	2,383,276
American States Water Co.	24,930	1,376,634
Aqua America, Inc.	82,375	2,982,799
Avangrid, Inc.	24,900	1,213,128
Avista Corp.	62,000	3,122,320
Black Hills Corp.	39,200	2,177,560
California Water Service Group	29,680	1,207,976
Dynegy, Inc. *	194,200	2,431,384
El Paso Electric Co.	38,490	2,009,178
Hawaiian Electric Industries, Inc.	109,400	3,731,634
IDACORP, Inc.	31,800	2,743,704
MGE Energy, Inc.	20,750	1,240,850
New Jersey Resources Corp.	67,800	2,630,640
Northwest Natural Gas Co.	24,905	1,428,302
NorthWestern Corp.	37,600	2,043,184
ONE Gas, Inc.	36,600	2,592,378
Ormat Technologies, Inc.	10,300	721,824
Otter Tail Corp.	33,880	1,443,288
Security	Number of Shares	Value ($)
PNM Resources, Inc.	83,800	3,192,780
Portland General Electric Co.	80,300	3,400,705
South Jersey Industries, Inc.	45,380	1,335,987
Spire, Inc.	25,740	1,711,710
WGL Holdings, Inc.	38,200	3,217,204
		50,338,445
Total Common Stock
(Cost $1,274,193,363)		1,785,882,675

Rights 0.0% of net assets

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(c)	19,700	—
Total Rights
(Cost $493)		—

Other Investment Company 2.4% of net assets

Securities Lending Collateral 2.4%
Wells Fargo Government Money Market Fund, Select Class 1.24% (b)	42,682,319	42,682,319
Total Other Investment Company
(Cost $42,682,319)		42,682,319

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, mini, expires 03/16/18	48	3,782,400	(42,736)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $40,820,622.
(b)	The rate shown is the 7-day yield.
(c)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

15

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,609,025,997	$—	$—	$1,609,025,997
Real Estate	176,856,678	—	— *	176,856,678
Rights [1]
Technology Hardware & Equipment	—	—	— *	—
Other Investment Company[1]	42,682,319	—	—	42,682,319
Liabilities
Futures Contracts[2]	(42,736)	—	—	(42,736)
Total	$1,828,522,258	$—	$—	$1,828,522,258
*	Level 3 amount shown includes securities determined to have no value at January 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
16

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Australia 6.0%
A.C.N. 004 410 833 Ltd. *(a)	11,838,630	—
AGL Energy Ltd.	49,354	929,862
Amcor Ltd.	72,183	844,047
AMP Ltd.	396,437	1,674,500
APA Group	50,360	326,020
Aurizon Holdings Ltd.	203,623	766,037
Australia & New Zealand Banking Group Ltd.	270,381	6,210,427
Bendigo & Adelaide Bank Ltd.	43,242	407,334
BGP Holdings plc *(a)	453,854	—
BHP Billiton Ltd.	503,963	12,324,479
BlueScope Steel Ltd.	51,951	603,306
Boral Ltd.	94,088	604,571
Brambles Ltd.	114,783	912,833
Caltex Australia Ltd.	55,685	1,558,622
CIMIC Group Ltd.	10,830	411,252
Coca-Cola Amatil Ltd.	79,642	537,575
Commonwealth Bank of Australia	126,941	8,053,878
CSL Ltd.	16,530	1,943,587
Downer EDI Ltd.	107,157	578,643
Fortescue Metals Group Ltd.	193,107	766,870
Goodman Group	50,029	326,468
Iluka Resources Ltd.	54,457	441,964
Incitec Pivot Ltd.	182,156	545,240
Insurance Australia Group Ltd.	211,368	1,230,981
LendLease Group	53,485	679,657
Macquarie Group Ltd.	16,680	1,384,058
Medibank Pvt Ltd.	218,885	589,413
Metcash Ltd.	356,380	919,077
Mirvac Group	239,908	426,302
National Australia Bank Ltd.	242,868	5,689,649
Newcrest Mining Ltd.	29,356	536,871
Orica Ltd.	53,334	822,624
Origin Energy Ltd. *	234,748	1,758,409
QBE Insurance Group Ltd.	138,737	1,202,812
Rio Tinto Ltd.	50,474	3,107,594
Santos Ltd. *	172,187	705,541
Scentre Group	235,198	789,218
Sonic Healthcare Ltd.	29,574	566,832
Stockland	191,092	651,781
Suncorp Group Ltd.	166,222	1,827,797
Tabcorp Holdings Ltd.	246,206	1,024,893
Telstra Corp., Ltd.	724,330	2,141,519
Transurban Group	55,830	540,518
Wesfarmers Ltd.	198,488	7,001,183
Westfield Corp.	76,403	565,897
Westpac Banking Corp.	293,409	7,310,272
Woodside Petroleum Ltd.	83,275	2,223,353
Woolworths Group Ltd.	245,496	5,331,858
WorleyParsons Ltd. *	60,469	706,542
		90,502,166

Security	Number of Shares	Value ($)
Austria 0.4%
Erste Group Bank AG *	33,373	1,680,997
OMV AG	32,775	2,110,262
Raiffeisen Bank International AG *	18,539	796,947
voestalpine AG	17,159	1,114,562
		5,702,768

Belgium 0.8%
Ageas	27,152	1,435,619
Anheuser-Busch InBev S.A./N.V.	41,142	4,659,718
Colruyt S.A.	8,644	478,536
Groupe Bruxelles Lambert S.A.	7,860	925,939
KBC Group N.V.	17,554	1,687,747
Proximus	22,089	744,926
Solvay S.A.	7,181	1,039,770
UCB S.A.	5,482	477,826
Umicore S.A.	22,271	1,172,436
		12,622,517

Canada 7.0%
Agnico-Eagle Mines Ltd.	8,618	407,708
Alimentation Couche-Tard, Inc., Class B	30,140	1,576,837
ARC Resources Ltd.	34,872	383,592
Atco Ltd., Class I	12,189	440,786
Bank of Montreal	44,661	3,679,268
Barrick Gold Corp.	57,279	823,793
Baytex Energy Corp. *	110,192	335,951
BCE, Inc.	41,612	1,945,953
BlackBerry Ltd. *	73,288	929,506
Brookfield Asset Management, Inc., Class A	47,432	1,985,203
Cameco Corp.	38,267	352,181
Canadian Imperial Bank of Commerce	34,761	3,443,882
Canadian National Railway Co.	41,117	3,295,377
Canadian Natural Resources Ltd.	102,645	3,504,117
Canadian Pacific Railway Ltd.	8,350	1,546,040
Canadian Tire Corp., Ltd., Class A	6,776	945,500
Celestica, Inc. *	25,766	260,383
Cenovus Energy, Inc.	221,495	2,112,306
CGI Group, Inc., Class A *	11,892	680,648
CI Financial Corp.	27,815	669,595
Crescent Point Energy Corp.	129,171	1,018,666
Dollarama, Inc.	3,800	519,580
Emera, Inc.	10,898	403,137
Empire Co., Ltd., Class A	49,800	963,610
Enbridge, Inc.	61,616	2,255,747
Encana Corp.	77,197	954,607
Enerplus Corp.	42,147	478,694
Fairfax Financial Holdings Ltd.	1,650	867,927
Finning International, Inc.	24,617	677,868
First Quantum Minerals Ltd.	60,070	895,678
Fortis, Inc.	22,627	799,487
George Weston Ltd.	6,811	596,489
Gibson Energy, Inc.	31,153	449,819
Gildan Activewear, Inc.	10,300	350,284

17

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Goldcorp, Inc.	52,582	752,820
Great-West Lifeco, Inc.	18,654	527,468
Husky Energy, Inc. *	90,621	1,328,371
Imperial Oil Ltd.	37,141	1,167,677
Intact Financial Corp.	8,306	696,421
Inter Pipeline Ltd.	20,974	402,087
Keyera Corp.	10,100	284,196
Loblaw Cos., Ltd.	21,743	1,177,834
Magna International, Inc.	64,527	3,685,908
Manulife Financial Corp.	103,400	2,194,098
Methanex Corp.	7,700	486,039
Metro, Inc.	31,594	1,057,243
National Bank of Canada	23,433	1,216,230
Nutrien Ltd. *	91,997	4,813,014
Obsidian Energy Ltd. *(b)	443,811	461,852
Onex Corp.	7,415	555,341
Parkland Fuel Corp.	16,500	387,012
Pembina Pipeline Corp.	23,878	813,987
Power Corp. of Canada	55,844	1,425,157
Power Financial Corp.	25,814	712,089
Rogers Communications, Inc., Class B	23,741	1,158,677
Royal Bank of Canada	84,244	7,213,478
Saputo, Inc.	15,275	525,684
Shaw Communications, Inc., Class B	47,090	1,027,940
SNC-Lavalin Group, Inc.	15,540	687,424
Sun Life Financial, Inc.	34,275	1,487,201
Suncor Energy, Inc.	202,337	7,330,192
Teck Resources Ltd., Class B	65,968	1,915,754
TELUS Corp.	30,571	1,151,011
The Bank of Nova Scotia	79,915	5,309,475
The Toronto-Dominion Bank	99,752	6,067,841
Thomson Reuters Corp.	26,200	1,133,842
TransAlta Corp.	78,821	435,758
TransCanada Corp.	47,144	2,170,540
Trisura Group Ltd. *	269	5,494
Valeant Pharmaceuticals International, Inc. *	55,709	1,031,749
Vermilion Energy, Inc.	10,054	380,090
West Fraser Timber Co., Ltd.	7,100	496,769
WestJet Airlines Ltd.	16,200	324,132
		104,548,114

Denmark 0.9%
AP Moeller — Maersk A/S, Series A	867	1,481,314
AP Moeller — Maersk A/S, Series B	825	1,472,806
Carlsberg A/S, Class B	7,817	1,004,788
Coloplast A/S, Class B	5,495	488,516
Danske Bank A/S	30,921	1,255,605
DSV A/S	7,476	614,675
ISS A/S	18,000	702,300
Novo Nordisk A/S, Class B	66,858	3,710,509
Novozymes A/S, B Shares	8,822	489,400
Pandora A/S	4,290	406,542
TDC A/S	153,841	1,026,825
Vestas Wind Systems A/S	9,078	619,193
		13,272,473

Finland 0.9%
Elisa Oyj	8,779	373,664
Fortum Oyj	61,782	1,339,783
Kesko Oyj, B Shares	18,262	1,065,131
Kone Oyj, Class B	21,338	1,221,502
Metso Oyj	12,105	422,635
Neste Oyj	15,763	1,090,945
Nokia Oyj	418,989	2,021,012
Nokian Renkaat Oyj	9,579	483,958
Orion Oyj, Class B	8,355	335,154
Security	Number of Shares	Value ($)
Sampo Oyj, A Shares	24,909	1,447,159
Stora Enso Oyj, R Shares	73,238	1,257,699
UPM-Kymmene Oyj	59,040	1,990,740
Wartsila Oyj Abp	9,155	625,833
		13,675,215

France 9.7%
Accor S.A.	17,907	1,019,178
Air France-KLM *	46,974	728,593
Air Liquide S.A.	28,109	3,790,381
Airbus SE	23,377	2,688,323
Alstom S.A.	23,225	1,018,753
Arkema S.A.	8,683	1,109,301
Atos SE	5,440	857,921
AXA S.A.	167,042	5,493,581
BNP Paribas S.A.	87,979	7,266,518
Bollore S.A.	72,479	420,787
Bollore S.A. *	428	2,550
Bouygues S.A.	35,408	1,967,920
Bureau Veritas S.A.	16,288	477,289
Capgemini SE	10,119	1,343,199
Carrefour S.A.	135,167	3,223,378
Casino Guichard Perrachon S.A.	19,266	1,125,704
CGG S.A. *(b)	136,608	488,125
CNP Assurances	19,916	510,444
Compagnie de Saint-Gobain	67,981	3,948,658
Credit Agricole S.A.	86,327	1,627,581
Danone S.A.	40,195	3,459,440
Eiffage S.A.	7,107	861,618
Electricite de France S.A.	135,515	1,863,353
Engie S.A.	451,156	7,833,911
Essilor International S.A.	7,435	1,055,507
Eurazeo S.A.	5,582	587,650
Eutelsat Communications S.A.	16,474	362,590
Faurecia	9,296	834,132
Kering	3,174	1,607,777
Klepierre S.A.	9,071	414,426
L'Oreal S.A.	10,924	2,482,526
Legrand S.A.	14,336	1,192,723
LVMH Moet Hennessy Louis Vuitton SE	11,128	3,485,858
Natixis S.A.	62,440	568,571
Orange S.A.	374,657	6,769,932
Pernod-Ricard S.A.	10,010	1,594,501
Peugeot S.A.	49,817	1,118,954
Publicis Groupe S.A.	14,032	969,716
Rallye S.A.	32,060	589,100
Renault S.A.	24,887	2,733,416
Rexel S.A.	68,801	1,239,418
Safran S.A.	13,427	1,516,998
Sanofi	95,249	8,405,876
Schneider Electric SE *	49,831	4,669,029
SCOR SE	15,194	680,054
Societe Generale S.A.	102,546	5,959,722
Sodexo S.A.	6,703	859,204
Suez	55,960	834,170
Teleperformance	2,887	437,535
Thales S.A.	4,727	529,866
TOTAL S.A.	425,093	24,646,858
Unibail-Rodamco SE	4,469	1,145,784
Valeo S.A.	16,449	1,295,172
Vallourec S.A. *(b)	92,106	630,789
Veolia Environnement S.A.	91,681	2,311,150
Vinci S.A.	43,458	4,696,887
Vivendi S.A.	178,577	5,232,223
Wendel S.A.	2,774	517,232
Zodiac Aerospace	15,822	491,684
		145,593,536

18

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Germany 9.1%
adidas AG	8,694	2,020,269
Allianz SE	37,258	9,423,525
Aurubis AG	11,204	1,177,352
BASF SE	108,529	12,728,030
Bayer AG	51,531	6,752,483
Bayerische Motoren Werke AG	62,244	7,109,953
Beiersdorf AG	4,194	497,262
Bilfinger SE	11,768	552,373
Brenntag AG	17,083	1,108,995
CECONOMY AG	48,291	696,201
Commerzbank AG *	137,585	2,270,291
Continental AG	9,890	2,971,034
Covestro AG	4,191	482,595
Daimler AG	139,398	12,767,002
Deutsche Bank AG	215,043	3,956,929
Deutsche Boerse AG	7,831	1,006,409
Deutsche Lufthansa AG	44,512	1,590,092
Deutsche Post AG	93,072	4,396,201
Deutsche Telekom AG	430,680	7,554,139
E.ON SE	690,086	7,253,542
Evonik Industries AG	16,912	668,282
Freenet AG	15,731	603,223
Fresenius Medical Care AG & Co. KGaA	12,719	1,466,015
Fresenius SE & Co. KGaA	20,415	1,786,853
GEA Group AG	12,748	634,049
Hannover Rueck SE	4,439	607,096
HeidelbergCement AG	15,145	1,644,080
Henkel AG & Co. KGaA	6,327	791,980
HOCHTIEF AG	1,979	357,887
Hugo Boss AG	7,661	703,612
Infineon Technologies AG	39,603	1,153,088
Innogy SE	16,384	624,606
K&S AG	38,858	1,092,087
KION Group AG	4,122	378,873
Kloeckner & Co. SE	25,309	335,626
LANXESS AG	11,273	984,402
Leoni AG	6,174	474,098
Linde AG *	14,713	3,591,277
MAN SE	4,430	526,906
Merck KGaA	5,600	612,970
METRO AG *	25,792	560,932
MTU Aero Engines AG	2,892	518,445
Muenchener Rueckversicherungs-Gesellschaft AG	15,901	3,740,974
OSRAM Licht AG	7,199	629,178
ProSiebenSat.1 Media SE	20,378	780,675
Rheinmetall AG	3,447	487,923
RWE AG *	193,228	3,875,398
Salzgitter AG	9,534	575,857
SAP SE	32,725	3,702,524
Siemens AG	65,375	9,924,190
Suedzucker AG	18,997	362,035
Symrise AG	4,717	395,294
Telefonica Deutschland Holding AG	78,884	398,748
ThyssenKrupp AG	35,722	1,124,708
Uniper SE	94,660	2,825,890
Volkswagen AG	6,593	1,462,740
Vonovia SE	13,368	659,211
		137,376,409

Hong Kong 1.5%
AIA Group Ltd.	284,400	2,429,202
BOC Hong Kong (Holdings) Ltd.	157,500	803,260
China Mengniu Dairy Co., Ltd. *	193,000	630,368
CK Asset Holdings Ltd.	79,000	751,732
CK Hutchison Holdings Ltd.	78,500	1,058,845
Security	Number of Shares	Value ($)
CLP Holdings Ltd.	116,500	1,186,962
Esprit Holdings Ltd. *	343,884	138,371
Galaxy Entertainment Group Ltd.	90,000	793,970
Hang Seng Bank Ltd.	31,000	736,541
Hong Kong & China Gas Co., Ltd.	253,561	500,816
Hong Kong Exchanges & Clearing Ltd.	13,900	524,387
Hongkong Land Holdings Ltd.	55,100	396,794
Jardine Matheson Holdings Ltd.	18,100	1,148,910
Jardine Strategic Holdings Ltd.	15,200	604,960
Li & Fung Ltd.	1,730,000	881,312
Link REIT	59,500	526,600
MTR Corp., Ltd.	83,000	474,684
New World Development Co., Ltd.	565,237	911,142
Noble Group Ltd. *(b)	6,752,993	1,281,154
PCCW Ltd.	563,000	324,240
Sands China Ltd.	155,600	924,681
SJM Holdings Ltd.	437,000	435,775
Sun Hung Kai Properties Ltd.	98,000	1,694,306
Swire Pacific Ltd., Class A	100,500	1,003,095
Swire Pacific Ltd., Class B	126,051	216,026
The Wharf Holdings Ltd.	60,000	244,468
Want Want China Holdings Ltd.	510,000	449,469
WH Group Ltd.	325,500	402,449
Wharf Real Estate Investment Co., Ltd. *	17,000	117,460
Wheelock & Co., Ltd.	51,000	398,852
Yue Yuen Industrial Holdings Ltd.	86,000	388,078
		22,378,909

Ireland 0.7%
AerCap Holdings N.V. *	8,028	434,315
Bank of Ireland Group plc *	51,309	500,703
CRH plc	64,021	2,377,623
Experian plc	48,777	1,124,201
Kerry Group plc, Class A	5,325	566,915
Seagate Technology plc	63,300	3,494,160
Shire plc	20,057	937,107
Smurfit Kappa Group plc	28,069	984,835
		10,419,859

Israel 0.4%
Bank Hapoalim B.M.	61,737	461,250
Bank Leumi Le-Israel B.M.	96,908	594,836
Bezeq The Israeli Telecommunication Corp., Ltd.	406,063	669,286
Check Point Software Technologies Ltd. *	4,493	464,621
Israel Chemicals Ltd.	116,497	490,356
Teva Pharmaceutical Industries Ltd.	158,228	3,230,821
		5,911,170

Italy 3.2%
Assicurazioni Generali S.p.A.	128,633	2,551,959
Atlantia S.p.A.	31,375	1,038,501
BPER Banca	75,658	441,565
Enel S.p.A.	1,389,357	8,832,690
Eni S.p.A.	723,293	13,020,872
EXOR N.V.	35,619	2,753,568
Intesa Sanpaolo S.p.A.	1,296,842	5,095,469
Luxottica Group S.p.A.	10,656	685,168
Mediaset S.p.A. *	118,101	470,079
Mediobanca S.p.A.	34,654	421,457
Poste Italiane S.p.A	61,106	505,572
Prysmian S.p.A.	13,306	468,084
Saipem S.p.A. *	188,188	882,863
Snam S.p.A.	214,026	1,041,077
Telecom Italia S.p.A. *	2,443,266	2,198,622
Terna — Rete Elettrica Nationale S.p.A.	101,614	611,618

19

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UniCredit S.p.A. *	286,731	6,321,727
Unione di Banche Italiane S.p.A.	222,446	1,153,012
		48,493,903

Japan 22.5%
Aeon Co., Ltd.	114,900	1,961,598
Air Water, Inc.	17,300	371,237
Aisin Seiki Co., Ltd.	26,200	1,533,528
Ajinomoto Co., Inc.	45,300	861,691
Alfresa Holdings Corp.	39,300	956,558
Alps Electric Co., Ltd.	13,500	390,117
ANA Holdings, Inc.	13,400	546,654
Arcs Co., Ltd.	12,500	290,369
Asahi Glass Co., Ltd.	36,000	1,585,274
Asahi Group Holdings Ltd.	28,700	1,449,995
Asahi Kasei Corp.	144,000	1,889,278
Astellas Pharma, Inc.	150,000	1,972,681
Bandai Namco Holdings, Inc.	19,200	628,329
Bridgestone Corp.	82,600	4,031,377
Brother Industries Ltd.	22,300	572,862
Canon, Inc.	131,800	5,258,816
Central Japan Railway Co.	14,900	2,830,412
Chubu Electric Power Co., Inc.	126,600	1,595,410
Chugai Pharmaceutical Co., Ltd.	9,200	486,240
Coca-Cola Bottlers Japan Holdings, Inc.	13,300	471,168
Dai Nippon Printing Co., Ltd.	56,000	1,252,239
Dai-ichi Life Holdings, Inc.	77,100	1,625,853
Daicel Corp.	29,800	362,370
Daiichi Sankyo Co., Ltd.	56,200	1,886,845
Daikin Industries Ltd.	12,600	1,520,326
Daito Trust Construction Co., Ltd.	5,500	963,951
Daiwa House Industry Co., Ltd.	47,100	1,865,563
Daiwa Securities Group, Inc.	116,000	835,030
Denka Co., Ltd.	12,600	503,603
Denso Corp.	51,600	3,243,875
Dentsu, Inc.	15,201	682,060
DIC Corp.	13,400	530,259
Don Quijote Holdings Co., Ltd.	11,200	620,548
Dowa Holdings Co., Ltd.	9,400	391,803
East Japan Railway Co.	30,718	3,066,109
Ebara Corp.	12,600	517,210
Eisai Co., Ltd.	17,200	978,868
Electric Power Development Co., Ltd.	24,600	701,242
FANUC Corp.	7,600	2,062,780
Fast Retailing Co., Ltd.	2,500	1,118,958
Fuji Electric Co., Ltd.	68,000	561,417
FUJIFILM Holdings Corp.	56,100	2,162,482
Fujitsu Ltd.	312,000	2,303,685
Furukawa Electric Co., Ltd.	10,000	549,706
Hakuhodo DY Holdings, Inc.	39,500	594,742
Hankyu Hanshin Holdings, Inc.	18,900	763,591
Hanwa Co., Ltd.	10,000	487,874
Haseko Corp.	22,700	354,985
Hino Motors Ltd.	39,600	526,607
Hitachi Construction Machinery Co., Ltd.	14,900	670,195
Hitachi Ltd.	907,000	7,237,672
Hitachi Metals Ltd.	20,700	282,451
Hokuriku Electric Power Co.	49,500	405,073
Honda Motor Co., Ltd.	264,200	9,317,212
Hoya Corp.	21,400	1,099,168
Ibiden Co., Ltd.	23,000	358,533
Idemitsu Kosan Co., Ltd.	32,000	1,201,235
IHI Corp.	19,300	648,263
Iida Group Holdings Co., Ltd.	32,500	644,975
Inpex Corp.	193,800	2,527,448
Isetan Mitsukoshi Holdings Ltd.	67,700	813,310
Isuzu Motors Ltd.	73,800	1,249,730
ITOCHU Corp.	155,200	3,053,821
Security	Number of Shares	Value ($)
J. Front Retailing Co., Ltd.	39,500	726,024
Japan Post Bank Co., Ltd.	35,100	475,083
Japan Post Holdings Co., Ltd.	46,000	549,894
Japan Tobacco, Inc.	79,400	2,631,298
JFE Holdings, Inc.	106,000	2,520,090
JGC Corp.	38,400	834,563
JSR Corp.	22,700	539,581
JTEKT Corp.	33,300	597,931
JXTG Holdings, Inc.	826,850	5,504,837
K’s Holdings Corp.	16,800	469,268
Kajima Corp.	67,000	665,182
Kaneka Corp.	45,000	418,885
Kao Corp.	28,100	1,952,631
Kawasaki Heavy Industries Ltd.	22,200	919,251
Kawasaki Kisen Kaisha Ltd. *	23,300	619,671
KDDI Corp.	166,800	4,233,098
Keio Corp.	7,400	352,359
Kewpie Corp.	12,600	360,489
Keyence Corp.	1,146	700,329
Kikkoman Corp.	10,000	415,200
Kintetsu Group Holdings Co., Ltd.	15,600	617,665
Kirin Holdings Co., Ltd.	83,000	2,079,160
Kobe Steel Ltd. *	96,300	1,002,720
Koito Manufacturing Co., Ltd.	5,700	402,637
Komatsu Ltd.	82,200	3,230,664
Konica Minolta, Inc.	93,500	935,953
Kubota Corp.	67,500	1,379,533
Kuraray Co., Ltd.	34,800	653,658
Kyocera Corp.	28,700	1,915,886
Kyowa Hakko Kirin Co., Ltd.	22,400	436,991
Kyushu Electric Power Co., Inc.	36,400	400,164
Kyushu Railway Co.	8,800	283,018
Lawson, Inc.	6,100	413,674
LIXIL Group Corp.	28,300	797,454
Makita Corp.	12,500	590,551
Marubeni Corp.	286,300	2,153,248
Matsumotokiyoshi Holdings Co., Ltd.	10,800	443,738
Mazda Motor Corp.	102,300	1,440,968
Medipal Holdings Corp.	43,300	845,224
MEIJI Holdings Co., Ltd.	7,800	654,197
Minebea Mitsumi, Inc.	22,500	512,089
Mitsubishi Chemical Holdings Corp.	176,600	1,926,052
Mitsubishi Corp.	161,300	4,520,490
Mitsubishi Electric Corp.	191,300	3,520,711
Mitsubishi Estate Co., Ltd.	53,800	1,034,829
Mitsubishi Gas Chemical Co., Inc.	12,400	351,488
Mitsubishi Heavy Industries Ltd.	58,200	2,196,174
Mitsubishi Materials Corp.	21,200	789,218
Mitsubishi Motors Corp.	169,900	1,264,222
Mitsubishi Tanabe Pharma Corp.	13,100	266,419
Mitsubishi UFJ Financial Group, Inc.	1,052,834	7,960,864
Mitsui & Co., Ltd.	257,500	4,530,578
Mitsui Chemicals, Inc.	24,000	756,717
Mitsui Fudosan Co., Ltd.	58,000	1,527,478
Mitsui Mining & Smelting Co., Ltd.	9,100	511,079
Mitsui O.S.K. Lines Ltd.	23,100	832,157
Mizuho Financial Group, Inc.	2,277,216	4,317,037
MS&AD Insurance Group Holdings, Inc.	36,890	1,260,126
Murata Manufacturing Co., Ltd.	8,500	1,257,006
Nagase & Co., Ltd.	27,900	508,872
Nagoya Railroad Co., Ltd.	17,200	454,045
NEC Corp.	66,600	2,013,651
NGK Insulators Ltd.	17,000	347,813
NGK Spark Plug Co., Ltd.	16,300	431,634
NH Foods Ltd.	26,000	626,284
NHK Spring Co., Ltd.	41,900	466,999
Nidec Corp.	6,700	1,078,323
Nikon Corp.	48,700	949,724
Nintendo Co., Ltd.	2,430	1,100,583

20

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nippon Electric Glass Co., Ltd.	15,400	636,748
Nippon Express Co., Ltd.	13,700	987,236
Nippon Paper Industries Co., Ltd.	25,100	477,877
Nippon Steel & Sumitomo Metal Corp.	132,600	3,384,236
Nippon Telegraph & Telephone Corp.	117,608	5,631,622
Nippon Yusen K.K. *	55,600	1,397,746
Nissan Motor Co., Ltd.	401,000	4,295,718
Nisshin Seifun Group, Inc.	22,330	448,886
Nitori Holdings Co., Ltd.	3,200	510,573
Nitto Denko Corp.	12,500	1,148,499
NOK Corp.	15,800	368,598
Nomura Holdings, Inc.	228,400	1,491,098
Nomura Real Estate Holdings, Inc.	19,100	457,590
NSK Ltd.	38,000	630,220
NTT Data Corp.	62,000	731,933
NTT DOCOMO, Inc.	137,200	3,409,065
Obayashi Corp.	52,500	633,861
Odakyu Electric Railway Co., Ltd.	17,500	386,534
Oji Holdings Corp.	140,000	961,893
Olympus Corp.	15,200	585,565
Omron Corp.	16,200	1,015,388
Oriental Land Co., Ltd.	7,400	723,297
ORIX Corp.	80,100	1,500,407
Osaka Gas Co., Ltd.	68,000	1,352,705
Otsuka Holdings Co., Ltd.	31,300	1,390,427
Panasonic Corp.	313,050	4,647,915
Recruit Holdings Co., Ltd.	43,000	1,050,096
Resona Holdings, Inc.	189,358	1,146,736
Ricoh Co., Ltd.	158,600	1,563,303
Rohm Co., Ltd.	6,900	760,142
Secom Co., Ltd.	14,000	1,073,020
Sega Sammy Holdings, Inc.	27,500	384,917
Seibu Holdings, Inc.	20,600	412,903
Seiko Epson Corp.	29,700	723,451
Seino Holdings Co., Ltd.	32,500	540,447
Sekisui Chemical Co., Ltd.	44,000	841,298
Sekisui House Ltd.	77,200	1,418,422
Seven & i Holdings Co., Ltd.	92,100	3,800,025
Shimamura Co., Ltd.	4,000	470,260
Shimano, Inc.	3,100	444,349
Shimizu Corp.	55,000	565,735
Shin-Etsu Chemical Co., Ltd.	20,500	2,345,525
Shionogi & Co., Ltd.	10,400	575,645
Shiseido Co., Ltd.	18,900	970,650
Showa Denko K.K.	22,900	1,065,427
Showa Shell Sekiyu K.K.	52,200	742,082
SMC Corp.	2,000	985,667
SoftBank Group Corp.	59,200	4,918,804
Sojitz Corp.	287,800	931,748
Sompo Holdings, Inc.	26,700	1,072,114
Sony Corp.	79,500	3,812,905
Stanley Electric Co., Ltd.	10,000	407,049
Subaru Corp.	52,500	1,748,696
Sumitomo Chemical Co., Ltd.	208,000	1,530,455
Sumitomo Corp.	141,300	2,443,162
Sumitomo Electric Industries Ltd.	120,000	2,053,816
Sumitomo Forestry Co., Ltd.	22,800	392,780
Sumitomo Heavy Industries Ltd.	13,000	596,168
Sumitomo Metal Mining Co., Ltd.	29,500	1,385,128
Sumitomo Mitsui Financial Group, Inc.	131,610	5,927,182
Sumitomo Mitsui Trust Holdings, Inc.	33,600	1,399,067
Sumitomo Realty & Development Co., Ltd.	28,700	1,107,259
Sumitomo Rubber Industries Ltd.	31,200	607,710
Suntory Beverage & Food Ltd.	10,600	508,404
Suzuken Co., Ltd.	20,130	858,059
Suzuki Motor Corp.	35,100	2,015,970
T&D Holdings, Inc.	47,350	848,995
Taiheiyo Cement Corp.	15,100	640,830
Taisei Corp.	15,400	786,025
Security	Number of Shares	Value ($)
Takashimaya Co., Ltd.	51,000	530,676
Takeda Pharmaceutical Co., Ltd.	53,900	3,157,126
TDK Corp.	14,200	1,314,489
Teijin Ltd.	25,800	572,027
Terumo Corp.	13,300	650,964
The Chugoku Electric Power Co., Inc.	58,600	649,160
The Kansai Electric Power Co., Inc.	89,500	1,115,233
The Yokohama Rubber Co., Ltd.	15,800	403,362
Tobu Railway Co., Ltd.	15,800	532,673
Toho Gas Co., Ltd.	11,800	346,478
Tohoku Electric Power Co., Inc.	74,000	957,760
Tokio Marine Holdings, Inc.	43,600	2,061,490
Tokyo Electric Power Co. Holdings, Inc. *	604,400	2,454,250
Tokyo Electron Ltd.	6,200	1,169,582
Tokyo Gas Co., Ltd.	76,400	1,822,954
Tokyu Corp.	45,000	754,801
Tokyu Fudosan Holdings Corp.	51,200	405,378
Toppan Printing Co., Ltd.	90,000	848,388
Toray Industries, Inc.	149,000	1,486,409
Toshiba Corp. *	813,000	2,326,496
Tosoh Corp.	22,400	515,699
TOTO Ltd.	9,700	556,938
Toyo Seikan Group Holdings Ltd.	36,500	591,682
Toyo Suisan Kaisha Ltd.	10,300	419,126
Toyoda Gosei Co., Ltd.	11,700	311,374
Toyota Industries Corp.	18,000	1,176,668
Toyota Motor Corp.	271,518	18,706,865
Toyota Tsusho Corp.	49,300	2,003,611
Ube Industries Ltd.	18,800	561,566
Unicharm Corp.	15,200	407,140
West Japan Railway Co.	17,863	1,343,691
Yamada Denki Co., Ltd.	168,100	998,205
Yamaha Corp.	9,000	372,172
Yamaha Motor Co., Ltd.	26,900	898,729
Yamato Holdings Co., Ltd.	40,900	1,056,237
Yamazaki Baking Co., Ltd.	20,300	400,503
Yokogawa Electric Corp.	20,500	437,343
		337,097,998

Luxembourg 0.5%
ArcelorMittal *	136,570	4,946,198
Millicom International Cellular S.A. SDR	10,796	804,915
RTL Group S.A.	4,870	412,913
SES S.A.	27,236	425,018
Tenaris S.A.	47,905	836,786
		7,425,830

Netherlands 5.0%
ABN AMRO Group N.V. CVA	14,087	476,817
Aegon N.V.	309,553	2,115,328
Akzo Nobel N.V.	19,846	1,857,438
ASML Holding N.V.	7,262	1,472,286
Boskalis Westminster N.V.	12,879	513,921
Gemalto N.V.	6,908	426,859
Heineken Holding N.V.	10,063	1,067,537
Heineken N.V.	12,332	1,385,982
ING Groep N.V.	222,489	4,368,629
Koninklijke Ahold Delhaize N.V.	203,736	4,551,459
Koninklijke DSM N.V.	16,347	1,690,156
Koninklijke KPN N.V.	471,204	1,651,219
Koninklijke Philips N.V.	76,095	3,101,613
NN Group N.V.	18,907	891,745
Randstad Holding N.V.	15,198	1,072,820
RELX N.V.	32,316	715,589
Royal Dutch Shell plc, A Shares	464,733	16,320,025
Royal Dutch Shell plc, B Shares	728,257	25,833,076
SNS Reaal N.V. *(a)(b)	124,822	—

21

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Unilever N.V. CVA	84,642	4,885,716
Wolters Kluwer N.V.	15,593	825,342
X5 Retail Group N.V. GDR *	8,305	318,414
		75,541,971

New Zealand 0.1%
Contact Energy Ltd.	100,526	414,058
Fletcher Building Ltd.	118,228	682,034
Spark New Zealand Ltd.	253,057	669,393
		1,765,485

Norway 1.0%
DNB A.S.A.	72,677	1,477,178
Marine Harvest A.S.A. *	34,376	595,246
Norsk Hydro A.S.A.	151,530	1,103,342
Orkla A.S.A.	65,811	684,842
Statoil A.S.A.	293,156	6,869,030
Telenor A.S.A.	88,131	2,060,472
Yara International A.S.A.	32,810	1,578,185
		14,368,295

Portugal 0.2%
EDP — Energias de Portugal S.A.	447,598	1,572,118
Galp Energia, SGPS, S.A.	60,353	1,152,879
Jeronimo Martins, SGPS, S.A.	20,709	441,077
		3,166,074

Singapore 0.9%
CapitaLand Ltd.	134,100	391,526
ComfortDelGro Corp., Ltd.	261,400	417,972
DBS Group Holdings Ltd.	94,356	1,893,829
Flex Ltd. *	59,124	1,064,823
Hutchison Port Holdings Trust, Class U	830,200	343,351
Jardine Cycle & Carriage Ltd.	13,500	410,179
Keppel Corp., Ltd.	229,600	1,511,854
Oversea-Chinese Banking Corp., Ltd.	177,397	1,744,136
Sembcorp Industries Ltd.	174,100	449,896
Singapore Airlines Ltd.	79,970	688,757
Singapore Press Holdings Ltd.	144,300	289,769
Singapore Telecommunications Ltd.	638,886	1,723,771
United Overseas Bank Ltd.	68,552	1,430,880
Wilmar International Ltd.	296,966	723,220
		13,083,963

Spain 3.7%
Abertis Infraestructuras S.A.	43,976	1,066,876
Acciona S.A.	4,668	422,657
ACS Actividades de Construccion y Servicios S.A.	28,429	1,137,514
Aena SME S.A.	2,057	447,921
Amadeus IT Group S.A.	11,326	878,091
Banco Bilbao Vizcaya Argentaria S.A.	419,713	3,938,816
Banco De Sabadell S.A.	397,037	943,680
Banco Santander S.A.	2,359,812	17,519,811
CaixaBank S.A.	162,823	878,286
Distribuidora Internacional de Alimentacion S.A.	86,338	461,312
Enagas S.A.	19,850	540,739
Endesa S.A.	85,467	1,918,515
Ferrovial S.A.	36,005	826,561
Gas Natural SDG S.A.	50,251	1,161,878
Grifols S.A.	10,434	335,578
Iberdrola S.A.	551,700	4,490,720
Iberdrola S.A. *(a)	11,993	97,620
Security	Number of Shares	Value ($)
Industria de Diseno Textil S.A.	40,267	1,440,890
Mapfre S.A.	132,862	471,781
Red Electrica Corp. S.A.	28,672	604,764
Repsol S.A.	303,662	5,715,197
Telefonica S.A.	959,564	9,843,714
		55,142,921

Sweden 2.4%
Alfa Laval AB	21,242	557,492
Arjo AB *	22,403	73,351
Assa Abloy AB, Class B	41,030	909,496
Atlas Copco AB, A Shares	45,025	2,111,571
Atlas Copco AB, B Shares	20,340	848,926
Autoliv, Inc.	8,999	1,369,738
Boliden AB	23,541	854,607
Electrolux AB, B Shares	20,883	737,765
Essity AB, Class B *	28,741	860,956
Getinge AB, B Shares	22,403	306,983
Hennes & Mauritz AB, B Shares	107,967	1,909,177
Hexagon AB, B Shares	10,400	620,112
Husqvarna AB, B Shares	41,150	429,271
Nordea Bank AB	228,841	2,825,064
Sandvik AB	87,135	1,715,400
Securitas AB, B Shares	34,016	629,656
Skandinaviska Enskilda Banken AB, A Shares	92,774	1,172,458
Skanska AB, B Shares	43,716	888,536
SKF AB, B Shares	42,671	1,054,694
SSAB AB, A Shares *	16,713	106,041
SSAB AB, B Shares *	74,435	387,261
Svenska Cellulosa AB, S.C.A., B Shares	41,948	434,071
Svenska Handelsbanken AB, A Shares	97,723	1,422,279
Swedbank AB, A Shares	77,497	1,981,947
Swedish Match AB	14,253	577,310
Tele2 AB, B Shares	85,865	1,073,834
Telefonaktiebolaget LM Ericsson, B Shares	618,000	3,974,871
Telia Co. AB (b)	484,134	2,430,201
Trelleborg AB, B Shares	16,809	448,658
Volvo AB, A Shares	19,822	407,962
Volvo AB, B Shares	137,553	2,807,530
		35,927,218

Switzerland 6.3%
ABB Ltd.	169,443	4,722,845
Adecco Group AG	22,852	1,880,284
Aryzta AG *	14,338	386,013
Baloise Holding AG	2,931	479,518
Chocoladefabriken Lindt & Spruengli AG	35	424,665
Cie Financiere Richemont S.A.	31,089	2,981,933
Clariant AG *	21,288	609,321
Coca-Cola HBC AG *	16,046	539,073
Credit Suisse Group AG *	157,742	3,050,890
Ferguson plc	26,768	2,067,136
Geberit AG	1,178	557,937
Georg Fischer AG	319	461,801
Givaudan S.A.	396	953,272
Glencore plc *	2,016,349	11,556,488
Idorsia Ltd. *	1,447	44,930
Julius Baer Group Ltd. *	5,901	405,377
Kuehne & Nagel International AG	4,307	790,993
LafargeHolcim Ltd. *	36,113	2,209,575
Lonza Group AG *	1,979	549,838
Nestle S.A.	185,279	16,004,756
Novartis AG	140,265	12,659,907
Roche Holding AG	37,842	9,349,777
Roche Holding AG — Bearer Shares	1,369	342,088
Schindler Holding AG	1,974	493,534

22

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SGS S.A.	296	795,696
Sika AG	88	762,327
STMicroelectronics N.V.	38,266	914,773
Swiss Life Holding AG *	1,840	690,916
Swiss Prime Site AG *	2,965	287,049
Swiss Re AG	45,068	4,445,210
Swisscom AG	2,252	1,229,794
TE Connectivity Ltd.	20,621	2,114,271
The Swatch Group AG	3,510	303,205
The Swatch Group AG — Bearer Shares	2,641	1,208,229
UBS Group AG *	133,113	2,702,114
Zurich Insurance Group AG	15,596	5,130,267
		94,105,802

United Kingdom 15.6%
3i Group plc	36,892	487,824
Admiral Group plc	13,360	350,848
Aggreko plc	45,934	526,149
Anglo American plc	182,950	4,434,876
Antofagasta plc	50,209	664,517
Ashtead Group plc	20,891	624,496
Associated British Foods plc	25,865	1,003,167
AstraZeneca plc	120,456	8,361,237
Aviva plc	265,000	1,933,286
Babcock International Group plc	53,995	525,938
BAE Systems plc	265,668	2,241,459
Balfour Beatty plc	124,990	501,548
Barclays plc	1,963,749	5,584,726
Barratt Developments plc	69,038	573,485
Bellway plc	6,809	320,988
BHP Billiton plc	333,828	7,434,424
Booker Group plc	174,494	561,413
BP plc	4,759,890	33,958,906
British American Tobacco plc	125,337	8,566,366
BT Group plc	912,057	3,332,247
Bunzl plc	23,051	674,302
Burberry Group plc	30,915	693,317
Capita plc	69,513	179,924
Carillion plc (a)(b)	618,732	—
Carnival plc	9,956	702,442
Centrica plc	1,160,569	2,199,034
CNH Industrial N.V.	73,623	1,088,640
Cobham plc *	204,175	379,041
Coca-Cola European Partners plc	19,074	766,012
Compass Group plc	83,864	1,765,747
Croda International plc	7,519	478,530
DCC plc	6,602	693,915
Debenhams plc	488,917	208,257
Diageo plc	112,135	4,036,002
Direct Line Insurance Group plc	200,976	1,053,679
Dixons Carphone plc	171,594	477,090
Drax Group plc	116,838	430,738
DS Smith plc	71,256	509,283
easyJet plc	38,255	901,651
Fiat Chrysler Automobiles N.V. *	170,879	4,129,914
FirstGroup plc *	478,007	705,016
G4S plc	165,924	669,686
GKN plc	183,460	1,101,148
GlaxoSmithKline plc	443,443	8,254,283
Greene King plc	28,689	212,632
Hiscox Ltd.	19,548	392,612
HSBC Holdings plc	1,706,099	18,201,770
IMI plc	28,120	530,619
Imperial Brands plc	78,793	3,242,602
Inchcape plc	64,158	660,594
Informa plc	44,792	442,728
Inmarsat plc	47,774	314,894
InterContinental Hotels Group plc	12,287	822,122
Security	Number of Shares	Value ($)
International Consolidated Airlines Group S.A.	72,926	662,633
Intertek Group plc	5,580	398,137
Investec plc	44,175	343,206
ITV plc	328,411	778,711
J. Sainsbury plc	634,932	2,284,516
John Wood Group plc	113,706	1,048,163
Johnson Matthey plc	36,334	1,785,814
Kingfisher plc	454,091	2,235,376
Land Securities Group plc	36,431	518,670
Legal & General Group plc	395,681	1,519,963
Liberty Global plc, Class A *	18,594	695,044
Liberty Global plc, Class C *	41,154	1,471,667
Lloyds Banking Group plc	4,086,032	4,036,991
Man Group plc	182,303	561,963
Marks & Spencer Group plc	394,697	1,687,837
Meggitt plc	68,225	449,443
Mondi plc	30,825	821,582
National Grid plc	376,719	4,316,507
Next plc	18,840	1,360,358
Old Mutual plc	428,584	1,422,731
Pearson plc	159,663	1,571,485
Pennon Group plc	31,552	322,534
Persimmon plc	15,697	557,630
Petrofac Ltd.	54,674	411,962
Phoenix Group Holdings	39,745	431,402
Provident Financial plc	17,312	165,672
Prudential plc	102,839	2,783,859
Reckitt Benckiser Group plc	31,260	3,018,780
RELX plc	35,907	794,617
Rio Tinto plc	143,483	7,986,694
Rolls-Royce Holdings plc *	198,037	2,457,354
Royal Bank of Scotland Group plc *	178,209	728,948
Royal Mail plc	246,143	1,639,964
RSA Insurance Group plc	74,554	656,021
Severn Trent plc	20,334	565,071
Sky plc	82,910	1,246,955
Smith & Nephew plc	45,555	819,694
Smiths Group plc	31,321	711,301
Spectris plc	11,167	413,697
SSE plc	160,414	2,974,874
Standard Chartered plc *	334,253	3,889,112
Standard Life Aberdeen plc	235,765	1,425,084
Subsea 7 S.A.	42,644	664,229
Tate & Lyle plc	53,418	486,941
Taylor Wimpey plc	201,401	545,038
Tesco plc	1,774,633	5,276,138
The Berkeley Group Holdings plc	9,037	508,836
The British Land Co., plc	41,138	390,528
The Sage Group plc	65,551	697,962
The Weir Group plc	18,834	590,479
Travis Perkins plc	42,973	891,127
Unilever plc	59,140	3,347,104
United Utilities Group plc	55,992	587,336
Vodafone Group plc	4,060,761	12,945,029
Whitbread plc	13,842	762,899
William Hill plc	102,888	452,865
WM Morrison Supermarkets plc	636,363	2,005,858
WPP plc	98,761	1,788,560
		234,819,075
Total Common Stock
(Cost $1,280,206,458)		1,482,941,671

23

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Preferred Stock 0.8% of net assets

Germany 0.7%
Fuchs Petrolub SE	5,891	322,464
Henkel AG & Co. KGaA	9,243	1,292,585
Volkswagen AG	39,175	8,614,738
		10,229,787

Italy 0.1%
Intesa Sanpaolo S.p.A. — RSP	91,352	348,695
Telecom Italia S.p.A. — RSP	1,578,991	1,207,276
		1,555,971

Spain 0.0%
Grifols S.A., Class B	9,845	244,188
Total Preferred Stock
(Cost $9,733,565)		12,029,946

Rights 0.0% of net assets

Italy 0.0%
UniCredit S.p.A. expires 02/21/18 *(a)	280,917	1,393

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A. expires 02/05/18 *	28,429	14,895
Total Rights
(Cost $15,639)		16,288

Warrants 0.0% of net assets

France 0.0%
CGG S.A. expires 02/21/22 *(a)	76,608	—
Total Warrants
(Cost $—)		—

Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.24% (c)	2,212,213	2,212,213
Total Other Investment Company
(Cost $2,212,213)		2,212,213
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.6% of net assets

Time Deposits 0.6%
Barclays Capital, Inc.
U.S. Dollar
0.78%, 02/01/18 (d)	6,700,597	6,700,597
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Brown Brothers Harriman
Danish Krone
(0.80%), 02/01/18 (d)	15,103	2,519
Hong Kong Dollar
0.52%, 02/01/18 (d)	74,917	9,577
New Zealand Dollar
0.80%, 02/01/18 (d)	4,565	3,364
Norwegian Krone
0.17%, 02/01/18 (d)	34,091	4,422
Singapore Dollar
0.14%, 02/01/18 (d)	9,609	7,325
Swedish Krone
(0.95%), 02/01/18 (d)	55,594	7,055
Swiss Franc
(1.45%), 02/01/18 (d)	37,165	39,931
Citibank
Euro
(0.59%), 02/01/18 (d)	853,837	1,060,081
Great British Pound
0.19%, 02/01/18 (d)	112,107	159,174
Royal Bank of Canada
Canadian Dollar
0.52%, 02/01/18 (d)	289,632	235,473
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.23%), 02/01/18 (d)	7,078,036	64,835
Wells Fargo
Australian Dollar
0.95%, 02/01/18 (d)	48,126	38,780
Total Short-Term Investments
(Cost $8,333,133)		8,333,133

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 03/16/18	48	5,149,200	(68,157)
At 01/31/18, the values of certain foreign securities held by the fund aggregating $1,344,229,934 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,981,622.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

24

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$384,829,536	$—	$384,829,536
Australia	—	90,502,166	— *	90,502,166
Canada	104,548,114	—	—	104,548,114
Finland	625,833	13,049,382	—	13,675,215
France	6,138,614	139,454,922	—	145,593,536
Germany	4,118,183	133,258,226	—	137,376,409
Hong Kong	1,740,866	20,638,043	—	22,378,909
Ireland	5,980,928	4,438,931	—	10,419,859
Israel	464,621	5,446,549	—	5,911,170
Italy	1,117,190	47,376,713	—	48,493,903
Luxembourg	804,915	6,620,915	—	7,425,830
Netherlands	745,273	74,796,698	— *	75,541,971
Portugal	2,013,195	1,152,879	—	3,166,074
Singapore	1,064,823	12,019,140	—	13,083,963
Spain	—	55,045,301	97,620	55,142,921
Sweden	3,786,337	32,140,881	—	35,927,218
Switzerland	2,359,641	91,746,161	—	94,105,802
United Kingdom	15,135,530	219,683,545	— *	234,819,075
Preferred Stock[1]	—	12,029,946	—	12,029,946
Rights
Italy	—	—	1,393	1,393
Spain	14,895	—	—	14,895
Warrants [1]
France	—	—	— *	—
Other Investment Company[1]	2,212,213	—	—	2,212,213
Short-Term Investments[1]	—	8,333,133	—	8,333,133
Liabilities
Futures Contracts[2]	(68,157)	—	—	(68,157)
Total	$152,803,014	$1,352,563,067	$99,013	$1,505,465,094
*	Level 3 amount shown includes securities determined to have no value at January 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1 and Level 2 for the period ended January 31, 2018. The transfers in the amount of $20,172,794 and $18,833,763, from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
25

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 5.8%
Adelaide Brighton Ltd.	140,615	735,642
ALS Ltd.	168,602	943,426
Ansell Ltd.	34,008	687,856
Ardent Leisure Group	234,642	379,300
Aristocrat Leisure Ltd.	38,943	748,246
ASX Ltd.	23,446	1,031,667
AusNet Services *	553,271	755,128
Austal Ltd.	105,393	153,357
Australian Pharmaceutical Industries Ltd.	308,950	372,174
Automotive Holdings Group Ltd.	225,312	648,705
Bank of Queensland Ltd.	97,127	967,533
Beach Energy Ltd.	641,853	671,760
Bega Cheese Ltd.	56,460	320,051
carsales.com Ltd.	31,918	385,544
Challenger Ltd.	78,284	858,094
Charter Hall Retail REIT	62,564	192,936
Cleanaway Waste Management Ltd.	661,180	768,037
Cochlear Ltd.	5,642	787,459
Computershare Ltd.	94,771	1,272,085
Cromwell Property Group	289,429	230,985
Crown Resorts Ltd.	125,165	1,334,177
CSR Ltd.	267,441	1,082,985
Dexus	141,299	1,084,656
Domain Holdings Australia Ltd. *	33,122	84,339
DuluxGroup Ltd.	83,592	490,933
Event Hospitality & Entertainment Ltd.	35,093	383,449
Fairfax Media Ltd.	1,480,942	849,017
Flight Centre Travel Group Ltd.	19,539	802,799
G.U.D. Holdings Ltd.	33,641	332,146
G8 Education Ltd.	56,352	152,572
Genworth Mortgage Insurance Australia Ltd.	157,307	368,107
GrainCorp Ltd., Class A	166,424	992,083
GWA Group Ltd.	151,516	343,637
Harvey Norman Holdings Ltd. (a)	183,844	667,474
Healthscope Ltd.	212,824	331,095
Inghams Group Ltd.	216,771	586,756
Investa Office Fund	79,331	282,805
InvoCare Ltd.	18,989	232,672
IOOF Holdings Ltd.	88,342	784,044
IRESS Ltd.	25,046	241,765
JB Hi-Fi Ltd.	52,506	1,235,424
McMillan Shakespeare Ltd.	25,929	366,143
Mineral Resources Ltd.	56,237	848,450
Monadelphous Group Ltd.	76,127	1,076,349
Myer Holdings Ltd.	1,696,504	895,413
Navitas Ltd.	106,463	402,529
nib Holdings Ltd.	115,158	622,267
Nine Entertainment Co. Holdings Ltd.	300,632	406,803
Nufarm Ltd.	71,368	457,547
OceanaGold Corp.	126,572	348,845
Orora Ltd.	345,222	903,783
OZ Minerals Ltd.	162,191	1,219,285
Pact Group Holdings Ltd.	43,196	184,426
Security	Number of Shares	Value ($)
Perpetual Ltd.	9,235	389,268
Premier Investments Ltd.	31,088	368,397
Primary Health Care Ltd.	283,653	830,551
Qantas Airways Ltd.	306,944	1,300,800
Qube Holdings Ltd.	179,100	369,976
Ramsay Health Care Ltd.	19,036	1,049,945
Regis Resources Ltd.	54,115	179,736
Resolute Mining Ltd.	259,981	246,099
Sandfire Resources NL	33,198	191,728
SEEK Ltd.	39,201	617,098
Seven Group Holdings Ltd.	38,847	510,811
Seven West Media Ltd.	1,123,813	510,463
Sigma Healthcare Ltd.	1,069,797	771,528
South32 Ltd.	278,575	855,466
Southern Cross Media Group Ltd.	381,402	360,325
Spotless Group Holdings Ltd.	701,373	641,464
Super Retail Group Ltd.	74,729	526,788
Sydney Airport	130,479	715,991
The GPT Group	254,382	1,031,113
The Star Entertainment Grp Ltd.	232,378	1,133,413
TPG Telecom Ltd.	58,844	301,271
Treasury Wine Estates Ltd.	77,688	1,070,123
Vicinity Centres	321,887	699,747
Village Roadshow Ltd. *	88,817	251,410
Virgin Australia International Holdings *(d)	176,214	—
Washington H Soul Pattinson & Co., Ltd.	21,429	297,164
Western Areas Ltd.	121,077	321,357
Whitehaven Coal Ltd.	187,050	742,071
		49,588,863

Austria 1.1%
ams AG *	5,004	462,395
ANDRITZ AG	18,720	1,123,834
Austria Technologie & Systemtechnik AG	18,851	601,265
BUWOG AG *	12,272	440,329
CA Immobilien Anlagen AG	10,118	310,784
IMMOFINANZ AG *	238,457	610,991
Lenzing AG	2,148	273,085
Oesterreichische Post AG	15,640	744,921
Rhi Magnesita N.V. *	11,206	724,102
S IMMO AG	11,808	220,783
Schoeller-Bleckmann Oilfield Equipment AG *	3,809	414,018
Semperit AG Holding	5,737	142,455
Telekom Austria AG *	42,604	412,052
UNIQA Insurance Group AG	35,796	440,648
Verbund AG	15,656	434,212
Vienna Insurance Group AG Wiener Versicherung Gruppe	19,587	694,997
Wienerberger AG	49,041	1,338,217
Zumtobel Group AG	17,234	202,029
		9,591,117

26

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Belgium 1.2%
Ackermans & van Haaren N.V.	3,346	623,594
AGFA-Gevaert N.V. *	93,821	471,292
Barco N.V.	4,407	543,868
Befimmo S.A.	4,829	326,152
Bekaert N.V.	17,742	805,994
bpost S.A.	35,761	1,189,013
Cie d'Entreprises CFE	1,880	271,691
Cofinimmo S.A.	4,261	573,059
D'ieteren S.A./N.V.	20,797	971,283
Elia System Operator S.A./N.V.	9,649	592,966
Euronav N.V.	38,584	328,382
Gimv N.V.	6,503	415,801
Nyrstar N.V. *(a)	77,298	627,639
Ontex Group N.V.	15,568	460,404
Orange Belgium S.A.	21,748	459,533
Sofina S.A.	1,063	185,295
Telenet Group Holding N.V. *	12,571	967,076
Tessenderlo Group S.A. *	10,666	511,155
		10,324,197

Canada 8.4%
Aecon Group, Inc.	48,472	784,616
AGF Management Ltd., Class B	85,746	528,418
Aimia, Inc.	232,399	700,976
Air Canada *	21,136	410,863
Algonquin Power & Utilities Corp.	41,800	454,023
Allied Properties Real Estate Investment Trust	5,500	184,898
AltaGas Ltd.	42,449	951,479
Artis Real Estate Investment Trust	32,073	366,362
AutoCanada, Inc.	15,400	287,968
Bird Construction, Inc.	35,819	271,991
Boardwalk Real Estate Investment Trust (a)	8,277	299,452
Bombardier, Inc., Class B *	467,200	1,321,834
Bonavista Energy Corp.	469,100	655,977
Bonterra Energy Corp. (a)	17,122	192,379
CAE, Inc.	55,319	1,020,928
Canadian Apartment Properties REIT	10,399	305,714
Canadian Real Estate Investment Trust	8,151	295,026
Canadian Solar, Inc. *	20,419	314,657
Canadian Utilities Ltd., Class A	44,300	1,311,352
Canadian Western Bank	22,839	718,593
Canfor Corp. *	34,395	806,745
Capital Power Corp.	44,799	849,360
Cascades, Inc.	46,419	581,936
CCL Industries, Inc., Class B	13,690	654,783
Centerra Gold, Inc. *	99,377	513,044
CES Energy Solutions Corp.	64,842	313,667
Chartwell Retirement Residences	21,200	268,878
Chemtrade Logistics Income Fund	32,881	464,879
Cineplex, Inc. (a)	19,660	502,209
Cogeco Communications, Inc.	8,331	516,116
Cogeco, Inc. (a)	5,500	335,545
Colliers International Group, Inc.	4,434	268,563
Cominar Real Estate Investment Trust	38,813	457,236
Constellation Software, Inc.	988	638,674
Corus Entertainment, Inc., Class B	40,543	278,198
Cott Corp.	35,400	590,576
Crew Energy, Inc. *	68,216	124,785
Dorel Industries, Inc., Class B	26,436	662,834
Dream Global Real Estate Investment Trust	31,580	319,138
Dream Office Real Estate Investment Trust	26,317	485,260
Eldorado Gold Corp.	297,408	384,454
EnerCare, Inc.	20,240	326,144
Enerflex Ltd.	40,049	476,355
Ensign Energy Services, Inc.	169,189	1,012,383
Security	Number of Shares	Value ($)
Entertainment One Ltd.	149,647	686,723
Exchange Income Corp. (a)	10,830	294,963
Extendicare, Inc.	41,100	291,041
First Capital Realty, Inc.	31,478	526,425
FirstService Corp.	3,200	213,125
Franco-Nevada Corp.	9,052	692,147
Genworth MI Canada, Inc. (a)	18,005	618,318
Gran Tierra Energy, Inc. *	199,651	551,881
Granite Real Estate Investment Trust	7,204	296,535
Great Canadian Gaming Corp. *	14,327	426,316
H&R Real Estate Investment Trust	39,704	678,519
Home Capital Group, Inc. (a)	41,270	573,754
Hudbay Minerals, Inc.	42,656	365,524
Hudson's Bay Co. (a)	91,300	792,009
Hydro One Ltd.	20,300	366,555
IAMGOLD Corp. *	150,568	886,270
IGM Financial, Inc.	36,600	1,307,185
Industrial Alliance Insurance & Financial Services, Inc.	22,824	1,092,769
Innergex Renewable Energy, Inc.	20,000	223,902
Interfor Corp. *	24,595	466,105
Intertape Polymer Group, Inc.	15,085	262,945
Just Energy Group, Inc.	61,814	263,840
Kinross Gold Corp. *	296,900	1,288,981
Laurentian Bank of Canada	10,311	445,972
Linamar Corp.	20,632	1,218,294
Lundin Mining Corp.	82,025	592,847
Maple Leaf Foods, Inc.	34,463	976,452
Martinrea International, Inc.	65,771	769,467
Maxar Technologies Ltd.	16,499	1,041,181
Medical Facilities Corp.	20,486	256,158
MEG Energy Corp. *	134,262	606,908
Morneau Shepell, Inc.	14,512	270,537
Mullen Group Ltd.	63,392	775,135
Nevsun Resources Ltd.	200,319	418,553
New Flyer Industries, Inc.	7,292	344,265
New Gold, Inc. *	119,592	361,693
Norbord, Inc.	10,000	381,951
Northland Power, Inc.	22,546	419,392
Open Text Corp.	23,850	816,717
Pan American Silver Corp.	26,830	440,623
Parex Resources, Inc. *	27,400	409,218
Pason Systems, Inc.	26,296	392,944
Pengrowth Energy Corp. *(a)	1,222,000	963,691
Peyto Exploration & Development Corp.	41,702	380,404
PrairieSky Royalty Ltd.	7,400	183,255
Precision Drilling Corp. *	316,200	1,146,546
Premium Brands Holdings Corp.	2,300	200,081
Quebecor, Inc., Class B	66,400	1,295,610
Restaurant Brands International, Inc.	9,100	549,699
Richelieu Hardware Ltd.	14,414	371,834
RioCan Real Estate Investment Trust	41,120	805,350
Ritchie Bros. Auctioneers, Inc.	16,755	545,014
Rogers Sugar, Inc.	36,561	185,777
Russel Metals, Inc.	50,217	1,276,247
Secure Energy Services, Inc.	68,331	494,428
SEMAFO, Inc. *	90,100	266,637
ShawCor Ltd.	39,496	891,389
SmartCentres Real Estate Investment Trust	14,325	352,302
Stantec, Inc.	28,248	821,718
Stella-Jones, Inc.	7,300	307,372
Student Transportation, Inc.	45,579	271,621
SunOpta, Inc. *	22,000	162,764
Superior Plus Corp.	88,843	864,594
TFI International, Inc.	40,270	1,041,127
The Jean Coutu Group (PJC), Inc., Class A	41,914	826,013
The North West Co., Inc.	21,715	514,451
TMX Group Ltd.	9,800	616,444
Toromont Industries Ltd.	18,081	789,537

27

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tourmaline Oil Corp. *	26,777	432,568
Transcontinental, Inc., Class A	36,620	740,439
Trinidad Drilling Ltd. *	307,196	439,565
Uni-Select, Inc.	16,220	358,554
Waste Connections, Inc.	21,551	1,548,869
Western Forest Products, Inc.	203,895	474,097
Westshore Terminals Investment Corp.	18,656	381,765
Wheaton Precious Metals Corp.	43,344	936,301
Whitecap Resources, Inc.	67,000	489,699
Winpak Ltd.	4,800	173,932
WSP Global, Inc.	21,223	1,027,676
Yamana Gold, Inc.	408,900	1,412,866
Yellow Pages Ltd. *(a)	144,363	903,736
		72,757,379

Denmark 1.3%
Chr. Hansen Holding A/S	7,067	617,751
D/S Norden A/S *	19,805	394,560
Dfds A/S	7,955	477,334
FLSmidth & Co. A/S	19,122	1,126,177
GN Store Nord A/S	23,348	787,343
H. Lundbeck A/S	6,268	319,507
Jyske Bank A/S	10,496	606,770
Matas A/S	20,663	259,214
Nets A/S *	10,243	281,941
Nilfisk Holding A/S *	3,929	228,091
NKT A/S *	9,990	435,577
Orsted A/S	13,018	790,483
Per Aarsleff Holding A/S	12,375	425,265
Rockwool International A/S, B Shares	3,733	1,042,773
Royal Unibrew A/S	7,635	463,870
Scandinavian Tobacco Group A/S	11,577	234,103
Schouw & Co. A/S	3,706	375,109
SimCorp A/S	4,304	273,372
Sydbank A/S	13,244	541,645
Topdanmark A/S *	9,281	443,387
Tryg A/S	29,132	709,043
William Demant Holding A/S *	15,326	484,650
		11,317,965

Finland 1.4%
Amer Sports Oyj *	34,552	975,453
Cargotec Oyj, B Shares	14,041	818,612
Caverion Oyj *	59,042	497,731
Cramo Oyj	16,944	413,374
Finnair Oyj	19,397	234,803
Huhtamaki Oyj	22,051	941,338
Kemira Oyj	53,550	758,090
Konecranes Oyj	15,645	794,262
Metsa Board Oyj	73,186	665,859
Outokumpu Oyj	92,978	797,577
Outotec Oyj *	61,478	529,432
Raisio Oyj, V Shares	42,458	235,367
Ramirent Oyj	37,771	379,143
Sanoma Oyj	57,528	745,665
Tieto Oyj	31,738	1,103,236
Tikkurila Oyj	16,497	331,396
Uponor Oyj	17,777	376,090
Valmet Oyj	36,905	828,062
Yit Oyj	93,401	767,826
		12,193,316

France 3.9%
Aeroports de Paris	5,337	1,108,446
Alten S.A.	7,001	708,751
Altran Technologies S.A.	23,819	443,156
Security	Number of Shares	Value ($)
Amundi S.A.	5,182	488,968
BioMerieux	5,542	524,689
Coface S.A.	40,065	450,358
Dassault Aviation S.A.	232	387,989
Dassault Systemes S.A.	10,371	1,195,598
Derichebourg S.A.	25,897	259,698
Edenred	39,785	1,283,979
Elior Group S.A.	29,425	677,242
Elis S.A.	58,670	1,639,186
Euler Hermes Group	5,197	786,694
Europcar Groupe S.A.	21,292	296,074
Fnac Darty S.A. *	7,154	833,136
Fonciere Des Regions	6,737	740,489
Gecina S.A.	6,183	1,208,151
Getlink SE	83,514	1,171,661
ICADE	9,532	1,033,741
Iliad S.A.	3,940	1,019,386
Imerys S.A.	10,506	1,125,974
Ingenico Group S.A.	7,822	890,536
Ipsen S.A.	3,979	557,201
IPSOS	15,744	601,398
JCDecaux S.A.	20,219	874,723
Korian S.A.	10,916	351,558
Mercialys S.A.	19,886	452,311
Mersen S.A.	4,316	210,592
Metropole Television S.A.	26,506	721,168
Neopost S.A.	30,030	894,215
Nexans S.A.	16,429	996,491
Nexity S.A. *	14,315	862,571
Orpea	5,036	628,525
Plastic Omnium S.A.	16,557	850,474
Remy Cointreau S.A.	3,593	472,882
SEB S.A.	6,059	1,251,802
Societe BIC S.A.	9,071	1,038,761
Sopra Steria Group	2,966	601,936
SPIE S.A.	14,716	365,705
Tarkett S.A.	6,065	237,110
Technicolor S.A.	180,821	675,683
Television Francaise	58,926	883,811
UbiSoft Entertainment S.A. *	12,737	1,090,079
Vicat S.A.	7,328	603,771
		33,496,669

Germany 2.7%
1&1 Drillisch AG	5,501	457,594
Aareal Bank AG	15,166	766,675
Axel Springer SE	14,341	1,260,251
Bechtle AG	9,646	879,743
CANCOM SE	3,707	350,227
Deutsche Pfandbriefbank AG	44,137	815,812
Deutsche Wohnen SE	25,451	1,150,781
Duerr AG	5,214	718,322
ElringKlinger AG	21,309	494,977
Fielmann AG	4,531	396,731
Fraport AG Frankfurt Airport Services Worldwide	9,656	1,143,255
Gerresheimer AG	7,944	693,872
Grammer AG	5,332	335,916
Heidelberger Druckmaschinen AG *	83,778	302,856
Hella GmbH & Co. KGaA	12,245	872,610
Jenoptik AG	10,930	453,645
Krones AG	4,425	618,377
LEG Immobilien AG	7,870	888,175
Nordex SE *	18,813	248,706
Norma Group SE	6,989	550,493
Pfeiffer Vacuum Technology AG	1,748	346,585
Rhoen-Klinikum AG	22,931	902,962
SAF-Holland S.A.	18,560	435,516

28

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Scout24 AG	4,603	213,184
Siltronic AG *	5,771	958,082
SMA Solar Technology AG	11,574	629,393
Software AG	13,041	707,829
STADA Arzneimittel AG	11,877	1,289,085
TAG Immobilien AG	21,677	428,490
Talanx AG *	15,515	686,917
TLG Immobilien AG	7,728	217,416
United Internet AG	15,110	1,102,439
Wacker Chemie AG	5,950	1,193,878
Wirecard AG	4,649	579,631
Zalando SE *	3,849	225,598
		23,316,023

Greece 0.0%
TT Hellenic Postbank S.A. *(d)	24,275	—

Hong Kong 4.6%
AAC Technologies Holdings, Inc.	47,500	787,055
ASM Pacific Technology Ltd.	42,100	573,423
BOC Aviation Ltd.	51,800	304,176
Brightoil Petroleum Holdings Ltd. *(d)	1,150,000	165,385
Cafe De Coral Holdings Ltd.	120,000	317,539
Cathay Pacific Airways Ltd. *	647,000	1,025,344
China Travel International Investment Hong Kong Ltd.	592,000	218,142
Chow Sang Sang Holdings International Ltd.	185,000	446,498
Chow Tai Fook Jewellery Group Ltd.	436,400	488,447
CK Infrastructure Holdings Ltd.	21,000	186,887
Dairy Farm International Holdings Ltd. (a)	77,100	654,225
Far East Consortium International Ltd.	254,000	146,814
FIH Mobile Ltd.	2,224,000	662,425
First Pacific Co., Ltd.	1,260,000	898,664
Giordano International Ltd.	704,000	359,984
Global Brands Group Holding Ltd. *	6,390,000	554,193
Great Eagle Holdings Ltd.	55,000	288,617
Hang Lung Group Ltd.	215,000	816,077
Hang Lung Properties Ltd.	426,000	1,122,846
Henderson Land Development Co., Ltd.	164,643	1,148,978
HK Electric Investments & HK Electric Investments Ltd.	332,000	306,847
HKBN Ltd.	165,000	207,551
Hopewell Holdings Ltd.	79,000	318,865
Huabao International Holdings Ltd.	742,000	557,165
Hutchison Telecommunications Hong Kong Holdings Ltd.	838,000	340,657
Hysan Development Co., Ltd.	76,000	424,562
Johnson Electric Holdings Ltd.	84,000	342,764
Ju Teng International Holdings Ltd.	922,000	264,013
K Wah International Holdings Ltd.	276,000	198,009
Kerry Logistics Network Ltd.	233,000	335,232
Kerry Properties Ltd.	224,500	1,073,332
Luk Fook Holdings International Ltd.	174,000	622,807
Man Wah Holdings Ltd.	184,000	195,710
Melco Resorts & Entertainment Ltd. ADR	27,216	810,492
MGM China Holdings Ltd.	242,400	745,337
Minth Group Ltd.	89,500	503,983
MMG Ltd. *	688,000	502,738
NewOcean Energy Holdings Ltd. *	768,000	193,408
NWS Holdings Ltd.	367,000	713,313
Orient Overseas International Ltd.	111,000	1,042,999
Pacific Basin Shipping Ltd. *	1,809,000	419,062
Pacific Textile Holdings Ltd.	444,000	465,418
Pou Sheng International Holdings Ltd. (a)	897,000	224,323
Power Assets Holdings Ltd.	126,643	1,125,467
Sa Sa International Holdings Ltd.	704,573	305,805
Seaspan Corp.	26,585	189,285
Security	Number of Shares	Value ($)
Semiconductor Manufacturing International Corp. *(a)	673,900	969,835
Shangri-La Asia Ltd.	334,000	846,887
Shougang Fushan Resources Group Ltd.	1,606,000	389,395
Shui On Land Ltd.	1,372,000	477,056
Sino Land Co., Ltd.	580,000	1,069,152
SITC International Holdings Co., Ltd.	323,000	369,535
SmarTone Telecommunications Holdings Ltd.	199,500	232,331
Stella International Holdings Ltd.	360,000	521,478
Sun Art Retail Group Ltd.	871,500	1,180,238
Swire Properties Ltd.	196,600	688,278
Techtronic Industries Co., Ltd.	209,500	1,395,301
Television Broadcasts Ltd.	136,800	487,906
Texwinca Holdings Ltd.	548,000	299,827
The Bank of East Asia Ltd.	215,200	928,941
The Hongkong & Shanghai Hotels Ltd.	115,500	177,260
Tingyi (Cayman Islands) Holding Corp.	788,000	1,641,950
Truly International Holdings Ltd. (a)	1,126,000	382,278
Uni-President China Holdings Ltd.	429,000	393,400
Vitasoy International Holdings Ltd.	112,000	286,373
VTech Holdings Ltd.	60,400	833,156
Wynn Macau Ltd.	432,400	1,527,630
Xinyi Glass Holdings Ltd. *	410,000	621,202
		39,314,272

Ireland 0.8%
C&C Group plc	121,484	454,748
Glanbia plc	31,317	535,601
ICON plc *	7,039	770,911
Irish Continental Group plc	39,058	276,961
James Hardie Industries plc	47,237	826,617
Jazz Pharmaceuticals plc *	3,416	497,848
Kingspan Group plc	19,238	887,239
Origin Enterprises plc	50,797	381,555
Paddy Power Betfair plc	6,461	749,222
Total Produce plc	187,318	546,527
UDG Healthcare plc	51,332	597,931
		6,525,160

Israel 0.8%
Azrieli Group Ltd.	4,949	269,362
Cellcom Israel Ltd. *	44,910	418,709
Delek Group Ltd.	2,191	385,176
Elbit Systems Ltd.	3,623	547,206
First International Bank of Israel Ltd.	15,255	344,170
Gazit-Globe Ltd.	24,119	252,399
Israel Discount Bank Ltd., Class A *	342,598	1,024,836
Mizrahi Tefahot Bank Ltd.	24,558	477,977
Nice Ltd.	8,539	777,362
Partner Communications Co., Ltd. *	64,552	365,568
Paz Oil Co., Ltd. *	4,444	765,522
Taro Pharmaceutical Industries Ltd. *	1,932	196,465
The Israel Corp., Ltd. *	4,439	856,371
Tower Semiconductor Ltd. *	6,726	234,416
		6,915,539

Italy 2.9%
A2A S.p.A	672,812	1,292,997
ACEA S.p.A.	19,735	381,251
Alitalia S.p.A. *(d)	14,782	—
Anima Holding S.p.A.	43,581	365,649
Ansaldo STS S.p.A. *	21,929	332,157
Astaldi S.p.A.	42,271	144,324
ASTM S.p.A.	23,382	634,304
Autogrill S.p.A.	36,154	503,183

29

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Azimut Holding S.p.A.	27,416	624,383
Banca Carige S.p.A. *(a)	24,629,015	263,125
Banca Generali S.p.A.	11,006	412,254
Banca Mediolanum S.p.A.	38,915	381,777
Banca Popolare Di Sondrio Scarl	243,411	982,172
Beni Stabili S.p.A	287,311	266,165
Brembo S.p.A.	22,240	359,184
Buzzi Unicem S.p.A.	17,411	511,208
C.I.R. S.p.A. - Compagnie Industriali Riunite	214,635	311,249
Cerved Information Solutions S.p.A	33,251	468,559
Danieli & C Officine Meccaniche S.p.A.	5,865	167,587
Davide Campari-Milano S.p.A.	75,357	600,228
De'Longhi S.p.A.	12,806	430,871
DiaSorin S.p.A.	3,006	290,798
Enav S.p.A.	54,242	283,788
ERG S.p.A.	36,978	766,326
Esprinet S.p.A.	28,005	153,682
Ferrari N.V.	10,516	1,254,646
Hera S.p.A.	336,933	1,231,480
Interpump Group S.p.A.	9,331	336,402
Iren S.p.A.	275,616	891,827
Italgas S.p.A.	156,161	964,367
Italmobiliare S.p.A.	18,307	559,135
Leonardo S.p.A.	68,813	830,547
MARR S.p.A.	11,200	309,802
Moncler S.p.A.	7,139	235,267
OVS S.p.A.	27,431	203,188
Parmalat S.p.A.	99,067	384,364
Piaggio & C. S.p.A.	96,429	291,364
Prada S.p.A.	171,400	701,123
Recordati S.p.A.	10,305	469,273
Safilo Group S.p.A. *(a)	45,581	269,073
Salini Impregilo S.p.A.	118,415	476,633
Saras S.p.A.	243,008	530,868
Societa Cattolica di Assicurazioni SC	62,831	782,418
Societa Iniziative Autostradali e Servizi S.p.A.	32,160	605,312
Tod's S.p.A.	6,242	470,798
Trevi Finanziaria Industriale S.p.A. *(a)	231,520	129,179
Unipol Gruppo S.p.A.	239,118	1,319,067
UnipolSai Assicurazioni S.p.A.	311,522	805,429
		24,978,783

Japan 37.7%
ABC-Mart, Inc.	8,000	520,570
Acom Co., Ltd. *	80,900	353,959
Activia Properties, Inc.	55	245,100
Adastria Co., Ltd.	15,280	326,468
ADEKA Corp.	43,000	763,513
Advance Residence Investment Corp.	161	412,934
Advantest Corp.	15,600	333,393
Aeon Delight Co., Ltd.	10,700	391,229
AEON Financial Service Co., Ltd.	29,400	735,531
Aeon Mall Co., Ltd.	34,130	752,062
Aica Kogyo Co., Ltd.	15,200	589,117
Aichi Steel Corp.	10,200	419,777
Ain Holdings, Inc.	5,300	324,455
Aisan Industry Co., Ltd.	29,100	351,275
Akebono Brake Industry Co., Ltd. *	75,000	221,143
Alpen Co., Ltd.	16,100	372,665
Alpine Electronics, Inc.	31,700	719,118
Amada Holdings Co., Ltd.	89,900	1,337,224
Amano Corp.	17,300	470,173
Anritsu Corp.	58,200	749,419
AOKI Holdings, Inc.	25,200	382,162
Aoyama Trading Co., Ltd.	23,700	933,310
Aozora Bank Ltd.	27,600	1,121,039
Arata Corp.	9,600	497,285
Security	Number of Shares	Value ($)
Arcland Sakamoto Co., Ltd.	21,600	372,668
Asahi Diamond Industrial Co., Ltd.	33,600	415,065
Asahi Holdings, Inc.	20,200	401,049
Asatsu-DK, Inc.	31,889	1,065,965
Asics Corp.	56,700	936,147
ASKUL Corp.	9,200	307,563
Autobacs Seven Co., Ltd.	56,000	1,121,105
Avex, Inc.	25,600	382,406
Axial Retailing, Inc.	8,500	348,324
Azbil Corp.	20,700	964,780
Belc Co., Ltd.	5,200	299,756
Benesse Holdings, Inc.	32,300	1,217,077
Bic Camera, Inc.	48,900	754,467
BML, Inc.	11,000	296,695
Bunka Shutter Co., Ltd.	30,400	280,751
Calbee, Inc.	17,000	600,641
Canon Electronics, Inc.	13,900	362,118
Canon Marketing Japan, Inc.	29,400	809,655
Capcom Co., Ltd.	15,000	573,812
Casio Computer Co., Ltd.	68,900	1,049,198
Cawachi Ltd.	16,700	406,792
Central Glass Co., Ltd.	29,700	664,759
Chiyoda Co., Ltd.	20,000	496,301
Chiyoda Corp.	106,000	1,008,320
Chudenko Corp.	9,800	284,396
Chugoku Marine Paints Ltd.	35,400	308,706
Citizen Watch Co., Ltd.	143,300	1,101,024
CKD Corp.	16,000	434,382
Cocokara fine, Inc.	15,100	904,453
COMSYS Holdings Corp.	49,200	1,376,070
Cosmo Energy Holdings Co., Ltd.	14,600	574,825
Cosmos Pharmaceutical Corp.	1,800	321,865
Create SD Holdings Co., Ltd.	10,700	260,390
Credit Saison Co., Ltd.	56,100	1,024,958
CyberAgent, Inc.	19,400	843,623
Daido Steel Co., Ltd.	14,100	834,042
Daifuku Co., Ltd.	14,500	976,294
Daihen Corp.	30,000	286,587
Daiichikosho Co., Ltd.	12,600	688,267
Daikyo, Inc.	17,700	375,202
Daikyonishikawa Corp.	12,400	202,575
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,600	226,064
Daio Paper Corp. (a)	48,800	667,672
Daiseki Co., Ltd.	8,700	261,132
Daiwabo Holdings Co., Ltd.	16,700	744,464
DCM Holdings Co., Ltd.	88,800	879,995
Dena Co., Ltd.	46,286	1,005,281
Descente Ltd.	12,600	229,669
Dexerials Corp.	15,400	214,788
Disco Corp.	3,400	801,845
DMG Mori Co., Ltd.	29,000	664,050
Doshisha Co., Ltd.	14,200	333,765
Doutor Nichires Holdings Co., Ltd.	15,300	363,466
DTS Corp.	8,700	318,322
Duskin Co., Ltd.	23,700	615,746
DyDo Group Holdings, Inc.	6,300	360,526
Dynam Japan Holdings Co., Ltd.	268,600	369,457
Eagle Industry Co., Ltd.	14,700	291,889
Earth Chemical Co., Ltd.	5,100	266,351
EDION Corp.	102,500	1,311,163
Eizo Corp.	6,650	313,224
Exedy Corp.	21,600	758,259
Ezaki Glico Co., Ltd.	14,700	750,135
F.C.C. Co., Ltd.	23,100	621,210
FamilyMart UNY Holdings Co., Ltd.	17,400	1,170,230
Fancl Corp.	15,400	484,521
Foster Electric Co., Ltd.	26,000	770,059
FP Corp.	6,700	353,971

30

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Frontier Real Estate Investment Corp.	63	263,149
Fuji Co., Ltd.	13,800	291,544
Fuji Machine Manufacturing Co., Ltd.	21,938	464,187
Fuji Oil Co., Ltd.	113,100	591,141
Fuji Oil Holdings, Inc.	25,700	784,227
Fuji Seal International, Inc.	16,700	580,951
Fuji Soft, Inc.	13,100	451,084
Fujikura Ltd.	138,400	1,360,753
Fujimori Kogyo Co., Ltd.	9,200	330,751
Fujitec Co., Ltd.	25,000	344,988
Fujitsu General Ltd.	16,900	334,525
Fukuda Corp.	3,000	180,558
Fukuoka Financial Group, Inc.	220,000	1,280,142
Fukuoka REIT Corp.	94	157,915
Fukuyama Transporting Co., Ltd.	16,100	621,718
Funai Electric Co., Ltd. (a)	51,600	392,579
Furukawa Co., Ltd.	16,500	375,924
Futaba Corp.	13,900	309,906
Futaba Industrial Co., Ltd.	51,500	494,534
Fuyo General Lease Co., Ltd.	4,900	360,402
G-Tekt Corp.	18,900	385,828
Geo Holdings Corp.	53,200	1,083,283
Glory Ltd.	21,200	830,608
GLP J-REIT	164	190,117
Godo Steel Ltd.	14,500	298,340
Gree, Inc.	68,900	448,102
GS Yuasa Corp.	172,000	926,969
GungHo Online Entertainment, Inc. (a)	183,300	528,555
Gunze Ltd.	8,900	552,784
H.I.S. Co., Ltd.	17,400	630,325
H2O Retailing Corp.	58,000	1,176,346
Hamakyorex Co., Ltd.	6,600	227,920
Hamamatsu Photonics K.K.	21,900	812,606
Hazama Ando Corp.	56,700	466,518
Heiwa Corp.	22,700	454,965
Heiwado Co., Ltd.	33,100	724,897
Hikari Tsushin, Inc.	5,500	801,663
Hirose Electric Co., Ltd.	6,195	932,772
Hisamitsu Pharmaceutical Co., Inc.	12,800	877,266
Hitachi Capital Corp.	13,400	370,091
Hitachi Chemical Co., Ltd.	41,100	1,052,841
Hitachi High-Technologies Corp.	26,300	1,241,788
Hitachi Kokusai Electric, Inc.	11,900	339,742
Hitachi Transport System Ltd.	27,500	714,877
Hitachi Zosen Corp.	121,400	659,499
Hogy Medical Co., Ltd.	3,700	280,618
Hokkaido Electric Power Co., Inc.	120,300	784,659
Hokuetsu Kishu Paper Co., Ltd.	76,200	500,711
Hokuhoku Financial Group, Inc.	40,300	606,133
Hokuto Corp.	11,800	218,183
Horiba Ltd.	9,500	612,817
Hoshizaki Corp.	9,300	882,296
Hosiden Corp.	37,400	622,271
House Foods Group, Inc.	20,800	724,759
Hulic Co., Ltd.	31,500	400,475
IDOM, Inc.	41,700	291,642
Inaba Denki Sangyo Co., Ltd.	16,400	773,866
Inabata & Co., Ltd.	51,500	782,791
Internet Initiative Japan, Inc.	15,400	335,174
Iseki & Co., Ltd.	12,700	330,722
Ishihara Sangyo Kaisha Ltd. *	20,800	394,368
Ito En Ltd.	20,100	832,127
Itochu Enex Co., Ltd.	70,500	660,421
Itochu Techno-Solutions Corp.	15,700	691,912
Iwatani Corp.	33,600	1,162,519
Izumi Co., Ltd.	11,800	749,680
J-Oil Mills, Inc.	6,300	226,492
Jafco Co., Ltd.	3,400	193,503
Japan Airport Terminal Co., Ltd.	10,800	419,577
Security	Number of Shares	Value ($)
Japan Aviation Electronics Industry Ltd.	38,500	647,226
Japan Display, Inc. *(a)	593,097	1,290,610
Japan Excellent, Inc.	208	264,909
Japan Exchange Group, Inc.	38,700	698,833
Japan Petroleum Exploration Co., Ltd.	29,500	815,810
Japan Post Insurance Co., Ltd.	25,500	676,035
Japan Prime Realty Investment Corp.	109	385,399
Japan Real Estate Investment Corp.	154	791,371
Japan Retail Fund Investment Corp.	342	682,621
Joyful Honda Co., Ltd.	13,200	440,466
JVC Kenwood Corp.	204,000	790,589
Kadokawa Dwango *	24,900	314,149
Kaga Electronics Co., Ltd.	12,400	341,868
Kagome Co., Ltd.	17,200	642,425
Kakaku.com, Inc.	11,700	205,564
Kaken Pharmaceutical Co., Ltd.	7,600	398,245
Kamigumi Co., Ltd.	54,200	1,192,917
Kanamoto Co., Ltd.	10,300	318,534
Kandenko Co., Ltd.	57,000	629,248
Kanematsu Corp.	94,900	1,298,515
Kansai Paint Co., Ltd.	36,000	890,456
Kasai Kogyo Co., Ltd.	18,800	302,805
Kato Sangyo Co., Ltd.	27,900	998,715
Keihan Holdings Co., Ltd.	24,900	789,372
Keihin Corp.	41,400	863,121
Keikyu Corp.	36,500	721,386
Keisei Electric Railway Co., Ltd.	27,900	947,452
Kenedix Office Investment Corp.	71	447,211
KH Neochem Co., Ltd.	7,500	219,177
Kinden Corp.	71,900	1,203,347
Kintetsu World Express, Inc.	28,800	635,427
Kissei Pharmaceutical Co., Ltd.	10,000	282,446
Kitz Corp.	45,200	391,175
Kobayashi Pharmaceutical Co., Ltd.	9,900	655,749
Kohnan Shoji Co., Ltd.	25,100	632,362
Kokuyo Co., Ltd.	46,500	864,296
Komeri Co., Ltd.	25,300	729,707
Komori Corp.	20,800	276,715
Konami Holdings Corp.	21,900	1,261,957
Konishi Co., Ltd.	11,400	208,137
Konoike Transport Co., Ltd.	23,400	426,969
Kose Corp.	4,400	759,876
Kumagai Gumi Co., Ltd.	13,200	373,481
Kurabo Industries Ltd.	143,000	463,736
Kureha Corp.	8,600	619,547
Kurita Water Industries Ltd.	36,900	1,211,369
KYB Corp.	13,200	860,848
Kyoei Steel Ltd.	14,800	269,912
Kyokuto Kaihatsu Kogyo Co., Ltd.	9,600	168,067
Kyokuyo Co., Ltd.	4,400	167,036
KYORIN Holdings, Inc.	20,200	382,042
Kyoritsu Maintenance Co., Ltd.	7,700	317,629
Kyowa Exeo Corp.	45,400	1,178,626
Kyudenko Corp.	10,300	473,137
Kyushu Financial Group, Inc.	40,900	245,743
Leopalace21 Corp.	167,600	1,392,337
Life Corp.	10,500	270,582
Lintec Corp.	25,400	727,716
Lion Corp.	41,000	769,313
Mabuchi Motor Co., Ltd.	10,300	612,878
Macnica Fuji Electronics Holdings, Inc.	13,900	385,453
Maeda Corp.	41,000	563,530
Maeda Road Construction Co., Ltd.	33,000	736,652
Makino Milling Machine Co., Ltd.	40,000	452,114
Mandom Corp.	11,800	421,425
Marudai Food Co., Ltd.	92,000	419,992
Maruha Nichiro Corp.	16,500	487,058
Marui Group Co., Ltd.	69,400	1,268,517
Maruichi Steel Tube Ltd.	18,100	544,758

31

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Maxell Holdings Ltd.	21,200	489,782
McDonald's Holdings Co., Ltd.	17,533	789,488
Mebuki Financial Group, Inc.	125,800	574,328
Megmilk Snow Brand Co., Ltd.	28,000	808,689
Meidensha Corp.	88,000	368,343
Meitec Corp.	6,300	346,614
Ministop Co., Ltd.	10,800	226,222
Miraca Holdings, Inc.	25,700	1,173,904
Mirait Holdings Corp.	54,800	812,201
Misawa Homes Co., Ltd.	32,100	282,114
MISUMI Group, Inc.	37,800	1,144,447
Mitsuba Corp.	21,800	308,676
Mitsubishi Logistics Corp.	20,800	546,679
Mitsubishi Shokuhin Co., Ltd.	23,500	700,627
Mitsubishi UFJ Lease & Finance Co., Ltd.	92,700	600,796
Mitsui Engineering & Shipbuilding Co., Ltd.	68,600	1,223,700
Mitsui-Soko Holdings Co., Ltd. *	99,000	335,172
Miura Co., Ltd.	16,700	477,023
Mixi, Inc.	4,400	194,287
Mizuno Corp.	15,200	442,781
Mochida Pharmaceutical Co., Ltd.	5,700	437,682
Mori Trust Sogo REIT, Inc.	137	204,598
Morinaga & Co., Ltd.	6,300	327,438
Morinaga Milk Industry Co., Ltd.	23,500	1,108,939
MOS Food Services, Inc.	7,800	236,904
Musashi Seimitsu Industry Co., Ltd.	14,600	466,969
Nabtesco Corp.	29,200	1,388,425
Nachi-Fujikoshi Corp.	70,000	490,769
Namura Shipbuilding Co., Ltd.	62,000	422,184
Nankai Electric Railway Co., Ltd.	28,100	732,354
NEC Networks & System Integration Corp.	20,100	538,602
NET One Systems Co., Ltd.	55,200	836,048
Nexon Co., Ltd. *	26,461	884,098
Nichi-iko Pharmaceutical Co., Ltd.	17,800	278,447
Nichias Corp.	40,000	545,042
Nichicon Corp.	22,800	307,285
Nichiha Corp.	9,700	390,790
NichiiGakkan Co., Ltd.	29,600	381,693
Nichirei Corp.	40,000	1,073,780
Nifco, Inc.	10,500	736,691
Nihon Kohden Corp.	26,600	627,775
Nihon Parkerizing Co., Ltd.	26,100	453,641
Nihon Unisys Ltd.	26,000	547,993
Nikkiso Co., Ltd.	28,000	332,120
Nikkon Holdings Co., Ltd.	24,200	659,824
Nippo Corp.	30,000	689,921
Nippon Accommodations Fund, Inc.	63	285,367
Nippon Building Fund, Inc.	202	1,082,440
Nippon Densetsu Kogyo Co., Ltd.	17,800	391,791
Nippon Flour Mills Co., Ltd.	39,700	615,804
Nippon Gas Co., Ltd.	8,800	371,620
Nippon Kayaku Co., Ltd.	49,000	723,466
Nippon Light Metal Holdings Co., Ltd.	308,800	910,935
Nippon Paint Holdings Co., Ltd.	15,000	539,162
Nippon Prologis REIT, Inc.	153	351,072
Nippon Seiki Co., Ltd.	28,000	580,227
Nippon Sheet Glass Co., Ltd. *	117,600	1,065,329
Nippon Shinyaku Co., Ltd.	4,100	281,193
Nippon Shokubai Co., Ltd.	13,600	968,476
Nippon Signal Co., Ltd.	27,600	290,799
Nippon Soda Co., Ltd.	69,000	475,319
Nippon Steel & Sumikin Bussan Corp.	18,400	1,129,928
Nippon Suisan Kaisha Ltd.	144,100	769,308
Nipro Corp.	55,200	848,836
Nishi-Nippon Railroad Co., Ltd.	29,400	821,885
Nishimatsu Construction Co., Ltd.	21,600	614,078
Nishio Rent All Co., Ltd.	8,600	278,676
Nissan Chemical Industries Ltd.	24,200	989,470
Nissan Shatai Co., Ltd.	83,000	876,628
Security	Number of Shares	Value ($)
Nissha Co., Ltd.	9,500	247,570
Nisshin Steel Co., Ltd.	68,200	1,149,872
Nisshinbo Holdings, Inc.	91,700	1,307,834
Nissin Foods Holdings Co., Ltd.	18,000	1,335,531
Nissin Kogyo Co., Ltd.	28,500	537,933
Nitta Corp.	6,900	291,921
Nittetsu Mining Co., Ltd.	5,400	388,988
Nitto Kogyo Corp.	20,000	343,576
NOF Corp.	22,100	594,830
Nojima Corp.	15,900	383,237
Nomura Co., Ltd.	12,300	278,067
Nomura Real Estate Master Fund, Inc.	152	211,633
Nomura Research Institute Ltd.	28,660	1,323,235
Noritz Corp.	22,400	442,960
North Pacific Bank Ltd.	258,000	900,337
NS Solutions Corp.	11,100	299,117
NTN Corp.	238,000	1,227,493
NTT Urban Development Corp.	32,000	420,275
Obic Co., Ltd.	7,200	562,718
Ohsho Food Service Corp.	5,600	262,285
Oiles Corp.	11,280	234,944
Okamura Corp.	31,500	440,856
Okasan Securities Group, Inc.	50,000	343,044
Oki Electric Industry Co., Ltd.	58,500	851,444
OKUMA Corp.	8,200	566,065
Okumura Corp.	10,200	441,250
Ono Pharmaceutical Co., Ltd.	50,700	1,252,657
Onward Holdings Co., Ltd.	95,000	817,017
Oracle Corp., Japan	5,600	452,304
OSG Corp.	22,400	569,581
Otsuka Corp.	17,600	1,481,710
Pacific Industrial Co., Ltd.	21,100	321,069
PALTAC Corp.	21,900	972,293
Paramount Bed Holdings Co., Ltd.	7,400	390,049
Park24 Co., Ltd.	23,400	585,351
Penta-Ocean Construction Co., Ltd.	88,200	681,443
Persol Holdings Co., Ltd.	31,500	787,039
Pigeon Corp.	11,600	453,569
Pilot Corp.	3,600	178,907
Piolax, Inc.	10,100	303,000
Pioneer Corp. *	456,600	974,225
Plenus Co., Ltd.	14,400	282,296
Pola Orbis Holdings, Inc.	13,400	524,570
Press Kogyo Co., Ltd.	91,500	582,240
Prima Meat Packers Ltd.	76,000	520,095
Raito Kogyo Co., Ltd.	15,200	172,583
Rakuten, Inc. *	96,060	869,331
Relia, Inc.	23,900	289,965
Relo Group, Inc.	14,500	430,605
Renesas Electronics Corp. *	30,100	354,705
Rengo Co., Ltd.	153,400	1,244,746
Resorttrust, Inc.	16,600	395,644
Riken Corp.	4,100	232,665
Rinnai Corp.	9,800	925,298
Riso Kagaku Corp.	14,300	270,072
Rohto Pharmaceutical Co., Ltd.	24,800	666,557
Round One Corp.	36,500	676,876
Royal Holdings Co., Ltd.	11,900	325,631
Ryobi Ltd.	17,500	522,670
Ryohin Keikaku Co., Ltd.	3,500	1,170,568
Ryosan Co., Ltd.	19,300	741,890
Ryoyo Electro Corp.	18,200	322,999
Saint Marc Holdings Co., Ltd.	8,900	252,473
Saizeriya Co., Ltd.	13,800	418,533
Sakai Chemical Industry Co., Ltd.	13,300	373,558
Sakata INX Corp.	17,400	295,002
San-A Co., Ltd.	8,900	439,582
Sanden Holdings Corp. *	21,100	461,199
Sangetsu Corp.	29,300	583,650

32

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sanken Electric Co., Ltd.	72,000	527,942
Sanki Engineering Co., Ltd.	25,300	286,702
Sankyo Co., Ltd.	19,800	643,313
Sankyo Tateyama, Inc.	28,700	403,765
Sankyu, Inc.	25,900	1,208,886
Sanrio Co., Ltd. (a)	22,200	382,107
Santen Pharmaceutical Co., Ltd.	69,100	1,122,011
Sanwa Holdings Corp.	68,000	944,687
Sanyo Chemical Industries Ltd.	6,100	323,268
Sanyo Shokai Ltd.	19,400	377,297
Sanyo Special Steel Co., Ltd.	16,100	408,728
Sapporo Holdings Ltd.	31,900	961,659
Sato Holdings Corp.	13,900	448,828
Sawai Pharmaceutical Co., Ltd.	10,900	496,284
SBI Holdings, Inc.	47,200	1,147,445
SCREEN Holdings Co., Ltd.	7,100	618,852
SCSK Corp.	10,176	468,896
Seiko Holdings Corp.	17,400	501,057
Seiren Co., Ltd.	18,900	390,373
Senko Co., Ltd.	67,900	488,453
Senshu Ikeda Holdings, Inc.	74,600	287,312
Seria Co., Ltd.	5,168	308,322
Seven Bank Ltd.	113,000	417,654
Sharp Corp. *(a)	22,000	823,546
Shikoku Electric Power Co., Inc.	96,800	1,099,874
Shimachu Co., Ltd.	30,100	992,515
Shimadzu Corp.	50,000	1,270,085
Shindengen Electric Manufacturing Co., Ltd.	4,200	389,022
Shinko Electric Industries Co., Ltd.	56,000	476,330
Shinko Plantech Co., Ltd.	30,100	311,590
Shinmaywa Industries Ltd.	61,000	586,866
Shinsei Bank Ltd.	31,300	547,266
Ship Healthcare Holdings, Inc.	20,800	677,157
Shizuoka Gas Co., Ltd.	59,200	517,359
SHO-BOND Holdings Co., Ltd.	2,800	225,308
Showa Corp.	53,900	677,996
Showa Sangyo Co., Ltd.	11,200	289,582
Siix Corp.	7,200	327,154
Sintokogio Ltd.	22,700	292,223
SKY Perfect JSAT Holdings, Inc.	108,200	512,567
Skylark Co., Ltd.	40,200	579,368
Sohgo Security Services Co., Ltd.	17,400	946,701
Sony Financial Holdings, Inc.	44,999	827,657
Sotetsu Holdings, Inc.	20,800	574,957
Square Enix Holdings Co., Ltd.	15,900	726,293
Starts Corp., Inc.	7,600	212,129
Starzen Co., Ltd.	5,500	279,215
Sugi Holdings Co., Ltd.	16,300	869,149
Sumco Corp.	38,500	1,047,828
Sumitomo Bakelite Co., Ltd.	88,000	755,922
Sumitomo Dainippon Pharma Co., Ltd.	43,700	645,111
Sumitomo Mitsui Construction Co., Ltd.	61,180	349,139
Sumitomo Osaka Cement Co., Ltd.	187,000	880,354
Sumitomo Riko Co., Ltd.	34,700	366,824
Sundrug Co., Ltd.	21,100	908,086
Suruga Bank Ltd.	21,800	441,977
Sysmex Corp.	16,200	1,275,225
T-Gaia Corp.	16,400	407,556
Tachi-S Co., Ltd.	27,600	502,948
Tadano Ltd.	35,200	616,192
Taihei Dengyo Kaisha Ltd.	10,500	271,509
Taikisha Ltd.	14,700	513,595
Taisho Pharmaceutical Holdings Co., Ltd.	12,800	1,042,564
Taiyo Nippon Sanso Corp.	43,200	671,522
Taiyo Yuden Co., Ltd.	54,400	920,642
Takara Holdings, Inc.	49,600	612,146
Takara Standard Co., Ltd.	22,600	374,085
Takasago International Corp.	6,000	185,734
Takasago Thermal Engineering Co., Ltd.	21,200	401,386
Security	Number of Shares	Value ($)
Takuma Co., Ltd.	21,900	297,589
Tamron Co., Ltd.	12,400	273,825
The 77 Bank Ltd.	10,800	283,455
The Awa Bank Ltd.	36,000	229,557
The Bank of Kyoto Ltd.	8,200	462,017
The Chiba Bank Ltd.	158,000	1,375,499
The Chugoku Bank Ltd.	35,200	463,988
The Daishi Bank Ltd.	6,700	318,036
The Gunma Bank Ltd.	82,000	496,226
The Hachijuni Bank Ltd.	85,800	510,181
The Hiroshima Bank Ltd.	57,000	479,076
The Hokkoku Bank Ltd.	6,200	262,167
The Hyakugo Bank Ltd.	48,000	242,692
The Hyakujushi Bank Ltd.	47,000	165,492
The Iyo Bank Ltd.	58,700	484,652
The Japan Steel Works Ltd.	31,200	978,465
The Japan Wool Textile Co., Ltd.	28,500	307,551
The Juroku Bank Ltd.	8,500	247,963
The Keiyo Bank Ltd.	71,000	341,366
The Kiyo Bank Ltd.	25,000	417,579
The Musashino Bank Ltd.	8,300	292,838
The Nippon Road Co., Ltd.	5,600	309,462
The Nisshin Oillio Group Ltd.	20,500	618,802
The Ogaki Kyoritsu Bank Ltd.	10,400	269,739
The Okinawa Electric Power Co., Inc.	22,765	581,175
The San-in Godo Bank Ltd.	34,000	352,462
The Shiga Bank Ltd.	43,000	231,994
The Shizuoka Bank Ltd.	103,000	1,101,435
The Sumitomo Warehouse Co., Ltd.	55,000	410,049
THK Co., Ltd.	29,200	1,219,904
TIS, Inc.	37,400	1,326,977
TKC Corp.	8,300	303,202
Toa Corp. *	11,700	320,500
Toagosei Co., Ltd.	57,900	749,347
Toda Corp.	71,000	559,394
Toei Co., Ltd.	2,300	236,897
Toho Co., Ltd.	24,600	834,091
Toho Holdings Co., Ltd.	51,300	1,191,588
Toho Zinc Co., Ltd.	6,700	408,211
Tokai Carbon Co., Ltd.	73,000	1,063,919
TOKAI Holdings Corp.	44,500	429,767
Tokai Rika Co., Ltd.	42,300	920,247
Tokai Tokyo Financial Holdings, Inc.	55,500	425,169
Token Corp.	3,250	374,099
Tokuyama Corp.	26,300	837,339
Tokyo Broadcasting System Holdings, Inc.	16,500	397,591
Tokyo Century Corp.	10,200	551,869
Tokyo Dome Corp.	29,100	278,020
Tokyo Ohka Kogyo Co., Ltd.	12,600	578,460
Tokyo Seimitsu Co., Ltd.	10,100	442,238
Tokyo Steel Manufacturing Co., Ltd.	46,200	409,946
Tokyo Tatemono Co., Ltd.	47,400	764,217
Tokyu Construction Co., Ltd.	19,200	208,837
Tomy Co., Ltd.	25,400	384,472
Topcon Corp.	17,700	450,631
Toppan Forms Co., Ltd.	38,100	430,197
Topre Corp.	9,900	302,004
Topy Industries Ltd.	13,100	427,634
Toshiba Machine Co., Ltd.	60,000	492,177
Toshiba Plant Systems & Services Corp.	15,800	311,659
Toshiba TEC Corp.	86,000	522,687
Totetsu Kogyo Co., Ltd.	7,700	250,017
Toyo Ink SC Holdings Co., Ltd.	116,000	706,461
Toyo Kohan Co., Ltd.	52,700	271,526
Toyo Tire & Rubber Co., Ltd.	46,500	993,029
Toyobo Co., Ltd.	50,200	957,972
Toyota Boshoku Corp.	46,200	991,480
TPR Co., Ltd.	8,600	276,704
Trancom Co., Ltd.	4,100	305,403

33

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transcosmos, Inc.	17,200	457,460
Trend Micro, Inc. *	18,100	979,807
Trusco Nakayama Corp.	21,400	634,439
TS Tech Co., Ltd.	30,100	1,289,985
TSI Holdings Co., Ltd.	52,600	373,173
Tsubakimoto Chain Co.	59,000	498,225
Tsumura & Co.	17,800	599,965
Tsuruha Holdings, Inc.	9,200	1,284,865
TV Asahi Holdings Corp.	12,000	248,146
UACJ Corp.	16,230	437,881
UKC Holdings Corp.	33,300	710,238
Ulvac, Inc.	5,500	368,680
Unipres Corp.	34,400	916,669
United Arrows Ltd.	11,300	497,002
United Super Markets Holdings, Inc.	40,900	415,134
United Urban Investment Corp.	372	587,799
Ushio, Inc.	46,700	716,184
USS Co., Ltd.	35,900	804,032
Valor Holdings Co., Ltd.	36,600	880,573
Vital KSK Holdings, Inc.	62,600	554,126
VT Holdings Co., Ltd.	31,700	175,101
Wacoal Holdings Corp.	25,300	778,062
Wacom Co., Ltd.	75,000	433,874
Wakita & Co., Ltd.	23,300	289,003
Warabeya Nichiyo Holdings Co., Ltd.	14,600	374,969
Welcia Holdings Co., Ltd.	13,200	561,647
Xebio Holdings Co., Ltd.	31,200	665,262
Yahoo Japan Corp.	210,600	1,015,802
Yakult Honsha Co., Ltd.	15,600	1,309,686
Yamabiko Corp.	12,800	211,150
Yamaguchi Financial Group, Inc.	48,000	564,306
Yamato Kogyo Co., Ltd.	20,000	573,036
Yamazen Corp.	40,900	498,446
Yaoko Co., Ltd.	7,700	374,747
Yaskawa Electric Corp.	40,200	2,080,500
Yellow Hat Ltd.	12,200	368,753
Yodogawa Steel Works Ltd.	13,800	427,978
Yokohama Reito Co., Ltd.	36,900	378,654
Yorozu Corp.	22,200	479,969
Yoshinoya Holdings Co., Ltd.	31,900	564,917
Yuasa Trading Co., Ltd.	13,000	465,363
Yurtec Corp.	36,000	293,273
Yusen Logistics Co., Ltd. (a)(d)	24,800	339,143
Zensho Holdings Co., Ltd.	29,900	524,349
Zeon Corp.	69,000	1,041,350
		324,999,292

Luxembourg 0.5%
APERAM S.A.	21,763	1,294,266
Espirito Santo Financial Group S.A. *(d)	69,773	—
Eurofins Scientific SE	581	378,209
IWG plc	149,747	564,388
L'Occitane International S.A.	114,250	211,773
Samsonite International S.A.	243,100	1,053,491
Ternium S.A. ADR	28,498	972,067
		4,474,194

Netherlands 2.5%
Aalberts Industries N.V.	25,662	1,401,113
Accell Group	7,118	205,910
Altice N.V., Class A *(a)	55,782	598,219
Altice N.V., Class B *	7,000	75,091
Arcadis N.V.	40,505	919,048
ASM International N.V.	9,754	701,948
ASR Nederland N.V.	13,117	572,960
BE Semiconductor Industries N.V.	4,755	457,607
Beter Bed Holding N.V.	15,017	236,038
Security	Number of Shares	Value ($)
Brunel International N.V.	19,139	374,657
Corbion N.V.	24,363	796,463
Core Laboratories N.V.	5,381	615,048
Eurocommercial Properties N.V. CVA	10,328	487,007
Euronext N.V.	6,641	449,892
ForFarmers N.V.	17,214	216,285
Fugro N.V. CVA *	72,555	1,209,597
GrandVision N.V.	6,224	144,889
HAL Trust (a)	5,737	1,088,359
IMCD Group N.V.	7,973	532,602
InterXion Holding N.V. *	5,083	318,958
Koninklijke BAM Groep N.V	152,086	743,460
Koninklijke Vopak N.V.	18,410	831,032
Nostrum Oil & Gas plc *	51,666	228,143
NSI N.V.	7,269	321,284
OCI N.V. *	18,152	460,827
Philips Lighting N.V.	24,163	950,088
PostNL N.V.	190,524	949,899
Refresco Group N.V.	13,588	335,548
SBM Offshore N.V.	45,778	854,983
Sligro Food Group N.V.	12,431	648,987
TKH Group N.V.	11,017	732,384
TomTom N.V. *	24,080	262,162
Vastned Retail N.V.	5,390	272,028
VEON Ltd. ADR	282,013	1,071,649
Wereldhave N.V.	6,743	334,967
Wessanen	8,869	190,558
Yandex N.V., Class A *	22,911	887,343
		21,477,033

New Zealand 1.0%
Air New Zealand Ltd.	307,272	697,448
Auckland International Airport Ltd.	97,502	480,383
Chorus Ltd.	226,020	686,129
EBOS Group Ltd.	23,306	315,401
Fisher & Paykel Healthcare Corp., Ltd.	51,214	502,188
Fonterra Co-operative Group Ltd.	78,594	359,103
Genesis Energy Ltd.	230,614	423,178
Infratil Ltd.	353,046	845,576
Kiwi Property Group Ltd.	241,784	245,892
Mainfreight Ltd.	26,381	500,813
Mercury NZ Ltd.	200,525	509,830
Meridian Energy Ltd.	318,361	680,387
SKY Network Television Ltd.	369,970	793,410
SKYCITY Entertainment Group Ltd.	212,138	648,791
Trade Me Group Ltd.	46,998	155,858
Z Energy Ltd.	127,855	720,804
		8,565,191

Norway 1.5%
Aker A.S.A., A Shares	9,922	568,565
Aker Solutions A.S.A. *	95,969	553,426
Atea A.S.A. *	53,015	822,503
Austevoll Seafood A.S.A.	41,610	326,902
Bakkafrost P/F	6,594	268,717
Borregaard A.S.A.	30,219	269,697
BW LPG Ltd. *	70,281	331,968
Fred Olsen Energy A.S.A. *(a)	299,205	849,268
Gjensidige Forsikring A.S.A.	60,459	1,140,534
Kongsberg Automotive A.S.A. *	309,251	399,556
Kongsberg Gruppen A.S.A.	18,901	384,939
Leroy Seafood Group A.S.A.	68,391	348,289
Petroleum Geo-Services A.S.A. *	476,129	1,413,952
REC Silicon A.S.A. *	3,786,795	565,642
Salmar A.S.A.	10,718	291,418
Schibsted A.S.A., B Shares	16,544	499,876
Schibsted A.S.A., Class A	14,339	461,500

34

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sparebank 1 Nord Norge	30,310	255,760
SpareBank 1 SMN	40,420	458,264
SpareBank 1 SR Bank A.S.A.	24,790	295,850
Storebrand A.S.A.	73,740	660,077
TGS Nopec Geophysical Co. A.S.A.	44,673	1,122,294
Tomra Systems A.S.A.	21,479	363,328
Veidekke A.S.A.	39,329	420,896
XXL A.S.A.	22,897	283,057
		13,356,278

Portugal 0.6%
Banco Comercial Portugues S.A., Class R *	3,175,130	1,267,750
Banco Espirito Santo S.A. *(d)	320,558	—
CTT-Correios de Portugal S.A.	84,622	362,465
Mota-Engil SGPS, S.A.	90,597	449,923
NOS SGPS, S.A.	74,082	504,491
Redes Energeticas Nacionais SGPS, S.A.	128,603	401,403
Semapa-Sociedade de Investimento e Gestao	16,760	382,458
Sonae SGPS, S.A.	511,723	821,481
The Navigator Co., S.A.	111,492	625,997
		4,815,968

Singapore 1.9%
Ascendas Real Estate Investment Trust	329,800	692,717
Ascott Residence Trust	192,900	185,283
Asian Pay Television Trust	369,000	162,813
CapitaLand Commercial Trust	230,002	327,607
CapitaLand Mall Trust	382,200	611,846
China Aviation Oil Singapore Corp., Ltd. (a)	509,000	631,149
City Developments Ltd.	139,700	1,407,952
Fortune Real Estate Investment Trust *	130,500	164,958
Genting Singapore plc	1,191,600	1,223,554
Kulicke & Soffa Industries, Inc. *	19,827	456,219
M1 Ltd.	219,500	309,556
Mapletree Greater China Commercial Trust	330,600	317,545
Mapletree Industrial Trust	183,400	296,393
Mapletree Logistics Trust	260,260	271,807
Sakari Resources Ltd. *(d)	18,000	—
SATS Ltd.	153,649	646,119
Sembcorp Marine Ltd. (a)	472,596	898,153
Singapore Exchange Ltd.	111,200	693,981
Singapore Post Ltd. (a)	477,200	469,270
Singapore Technologies Engineering Ltd.	420,400	1,078,566
StarHub Ltd.	247,700	545,003
Suntec Real Estate Investment Trust	267,700	421,670
United Engineers Ltd.	200,800	404,110
UOL Group Ltd.	101,001	702,354
Venture Corp., Ltd.	96,100	1,683,512
Wing Tai Holdings Ltd.	175,600	323,946
Yangzijiang Shipbuilding Holdings Ltd.	866,900	1,054,341
Yanlord Land Group Ltd.	239,400	337,623
		16,318,047

Spain 1.6%
Acerinox S.A.	76,228	1,120,956
Almirall S.A. (a)	17,951	194,789
Applus Services S.A.	25,958	374,972
Bankia S.A.	176,576	893,834
Bankinter S.A.	113,732	1,307,652
Bolsas y Mercados Espanoles, SHMSF, S.A.	15,223	519,239
Caja de Ahorros del Mediterraneo *(d)	5,382	—
Cellnex Telecom S.A.U.	12,404	334,892
Cia de Distribucion Integral Logista Holdings S.A.	8,064	197,092
Security	Number of Shares	Value ($)
Construcciones y Auxiliar de Ferrocarriles S.A.	7,599	353,795
Ebro Foods S.A.	27,452	676,207
EDP Renovaveis S.A.	38,522	337,180
Ence Energia y Celulosa S.A.	65,272	419,374
Fomento de Construcciones y Contratas S.A. *	25,867	306,712
Grupo Catalana Occidente S.A.	9,185	429,917
Indra Sistemas S.A. *	24,007	353,284
Mediaset Espana Comunicacion S.A.	45,635	516,075
Melia Hotels International S.A.	18,464	260,928
NH Hotel Group S.A.	40,130	305,121
Obrascon Huarte Lain S.A. *	188,834	1,165,769
Prosegur Cia de Seguridad S.A.	83,470	693,942
Sacyr S.A.	169,400	552,880
Siemens Gamesa Renewable Energy S.A.	48,403	755,214
Talgo S.A.	39,843	231,248
Tecnicas Reunidas S.A. (a)	10,133	345,465
Vidrala S.A.	4,141	420,947
Viscofan S.A.	10,613	742,268
Zardoya Otis S.A.	30,276	345,820
		14,155,572

Sweden 2.2%
AAK AB	5,507	512,222
AddTech AB, B Shares	12,203	301,052
AF AB, B Shares	21,478	515,151
Axfood AB	34,890	701,564
Bergman & Beving AB	19,547	206,139
Betsson AB *	55,506	450,393
Bilia AB	45,215	435,229
BillerudKorsnas AB	53,331	821,139
Bonava AB, B Shares	23,343	332,672
Capio AB	79,541	452,202
Castellum AB	34,624	597,012
Clas Ohlson AB, B Shares	18,991	263,419
Com Hem Holding AB	20,935	363,976
Elekta AB, B Shares	62,601	598,024
Eltel AB *	56,950	206,193
Fabege AB	18,070	395,645
Haldex AB *	12,937	149,401
Hemfosa Fastigheter AB	14,265	196,094
Hexpol AB	46,212	496,199
Holmen AB, B Shares	9,457	498,191
ICA Gruppen AB	19,492	761,501
Indutrade AB	16,931	522,170
Intrum Justitia AB	15,801	586,329
Inwido AB	18,182	188,514
JM AB	28,226	636,677
Kindred Group plc SDR	14,611	244,014
LE Lundbergfortagen AB, B Shares	10,075	813,038
Lindab International AB	26,674	234,924
Loomis AB, Class B	20,032	800,929
Mekonomen AB	9,757	178,550
Modern Times Group MTG AB, B Shares	15,009	688,429
Momentum Group AB, Class B *	2,986	41,077
NCC AB, B Shares	40,268	798,332
Nibe Industrier AB, B Shares	47,283	460,418
Nobia AB	45,106	364,344
Nolato AB, Class B	6,318	425,085
Peab AB	97,119	833,205
Ratos AB, B Shares	152,323	717,297
Saab AB, Class B	12,356	591,910
SAS AB *(a)	54,237	131,381
Sweco AB, B Shares	9,651	217,870
Wihlborgs Fastigheter AB	9,756	237,436
		18,965,347

35

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Switzerland 3.1%
Allreal Holding AG	3,209	558,192
ALSO Holding AG *	1,845	271,834
Arbonia AG *	14,386	256,885
Autoneum Holding AG	867	286,693
Banque Cantonale Vaudoise	546	459,266
Barry Callebaut AG *	401	820,697
Belimo Holding AG	75	351,732
Bell Food Group AG	512	245,892
BKW AG	4,133	264,308
Bucher Industries AG	1,891	866,430
Burckhardt Compression Holding AG	891	331,195
Cembra Money Bank AG *	5,322	524,994
Conzzeta AG	389	473,595
Daetwyler Holding AG	1,970	418,288
DKSH Holding AG	9,594	897,295
dormakaba Holding AG, Series B *	452	415,880
Dufry AG *	6,078	942,865
Emmi AG *	663	502,716
EMS-Chemie Holding AG	892	655,722
Flughafen Zuerich AG	2,598	661,869
Forbo Holding AG	248	419,379
GAM Holding AG *	64,903	1,219,076
Helvetia Holding AG	1,707	1,016,964
Huber & Suhner AG	3,964	231,166
Implenia AG	5,427	393,696
Inficon Holding AG *	415	259,697
Kudelski S.A. - BR (a)	17,769	223,391
Logitech International S.A.	19,516	818,479
Metall Zug AG, B Shares	72	288,541
Mobimo Holding AG *	1,255	351,085
OC Oerlikon Corp. AG *	52,065	928,956
Oriflame Holding AG	11,447	512,648
Panalpina Welttransport Holding AG	4,367	722,636
Partners Group Holding AG	1,195	928,581
PSP Swiss Property AG	3,079	302,779
Rieter Holding AG *	776	207,267
Schmolz & Bickenbach AG *	500,296	429,626
Schweiter Technologies AG	228	285,228
SFS Group AG *	2,910	365,659
Sonova Holding AG	7,188	1,159,193
Straumann Holding AG	438	334,318
Sulzer AG	5,399	767,286
Sunrise Communications Group AG *	8,999	846,118
Tecan Group AG	809	179,073
Temenos Group AG *	3,237	447,342
Valiant Holding AG	2,940	355,043
Valora Holding AG	1,660	610,895
Vifor Pharma AG	7,857	1,155,526
Wizz Air Holdings plc *	11,830	581,431
Zehnder Group AG	7,218	334,463
		26,881,890

United Kingdom 11.2%
AA plc	296,959	531,263
Ashmore Group plc	91,014	555,575
ASOS plc *	2,155	227,516
Atlantica Yield plc	10,829	228,275
Auto Trader Group plc	39,950	204,256
AVEVA Group plc	13,611	576,675
Avon Products, Inc. *	515,316	1,257,371
B&M European Value Retail S.A.	97,037	572,760
BBA Aviation plc	235,360	1,176,290
BCA Marketplace plc	63,779	170,394
Beazley plc	95,487	721,280
Bodycote plc	61,206	839,885
Bovis Homes Group plc	41,081	638,762
Security	Number of Shares	Value ($)
Brewin Dolphin Holdings plc	54,406	288,471
Britvic plc	57,777	602,523
BTG plc *	21,715	229,236
Card Factory plc	112,482	308,395
Centamin plc	211,349	489,010
Chemring Group plc	146,813	399,395
Cineworld Group plc	41,463	303,532
Close Brothers Group plc	33,588	750,990
Coats Group plc	503,398	561,078
Computacenter plc	53,355	860,589
Conviviality plc	62,321	288,466
Costain Group plc	26,772	174,476
Countrywide plc *	156,275	188,382
Cranswick plc	15,931	664,564
Crest Nicholson Holdings plc	56,041	402,225
Daily Mail & General Trust plc	95,668	865,943
Dairy Crest Group plc	65,868	550,381
Dart Group plc	20,182	196,003
De La Rue plc	36,010	319,215
Dechra Pharmaceuticals plc	6,198	211,008
Derwent London plc	11,602	482,003
Dialog Semiconductor plc *	10,316	314,511
Diploma plc	20,142	334,032
Domino's Pizza Group plc	72,780	348,968
Dunelm Group plc	39,408	358,102
EI Group plc *	404,497	771,893
Electrocomponents plc	107,101	931,851
Elementis plc	156,615	643,652
EnQuest plc *	999,598	531,520
Essentra plc	96,101	697,571
esure Group plc	91,602	311,626
Evraz plc	220,917	1,166,042
Fenner plc	104,534	703,820
Ferrexpo plc	51,678	214,035
Fidessa Group plc	12,114	405,061
Galliford Try plc	36,059	559,086
Genus plc	11,283	387,688
Go-Ahead Group plc	24,053	551,549
Grafton Group plc	93,369	1,048,056
Grainger plc	85,640	351,627
Greencore Group plc	154,898	427,767
Greggs plc	41,675	780,482
Halfords Group plc	155,286	749,641
Halma plc	49,331	895,324
Hammerson plc	120,018	840,694
Hargreaves Lansdown plc	18,140	478,674
Hays plc	452,072	1,297,811
Headlam Group plc	35,705	291,500
Hill & Smith Holdings plc	16,877	287,314
HomeServe plc	53,535	595,171
Howden Joinery Group plc	134,180	884,804
Hunting plc *	81,084	707,349
IG Group Holdings plc	125,227	1,374,977
Indivior plc *	153,097	874,673
Intermediate Capital Group plc	86,860	1,428,151
International Personal Finance plc	264,409	744,835
Interserve plc *(a)	433,506	657,587
Intu Properties plc	269,168	861,763
J.D. Wetherspoon plc	29,350	524,658
James Fisher & Sons plc	7,747	165,998
Janus Henderson Group plc	46,332	1,824,554
Jardine Lloyd Thompson Group plc	20,226	387,117
JD Sports Fashion plc	55,897	290,636
John Laing Group plc	57,951	233,680
John Menzies plc	37,600	367,832
Jupiter Fund Management plc	109,712	921,690
KAZ Minerals plc *	82,474	959,750
KCOM Group plc	256,539	320,537
Keller Group plc	45,567	645,689

36

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kier Group plc	39,348	588,293
Ladbrokes Coral Group plc	508,558	1,225,201
Laird plc	229,267	407,231
Lancashire Holdings Ltd.	99,655	931,038
London Stock Exchange Group plc	23,713	1,322,829
Lookers plc	323,673	421,423
Mapeley Ltd. *(d)	2,199	—
Marshalls plc	45,690	270,261
Marston's plc	300,043	481,398
McCarthy & Stone plc	85,508	177,621
Mears Group plc	38,950	221,213
Melrose Industries plc	322,852	1,037,558
Merlin Entertainments plc	128,961	601,684
Micro Focus International plc	24,500	748,940
Mitchells & Butlers plc	160,198	585,020
Mitie Group plc	309,239	778,553
Moneysupermarket.com Group plc	104,944	504,641
Morgan Advanced Materials plc	121,086	595,888
Morgan Sindall Group plc	17,009	304,776
N Brown Group plc	96,939	276,929
National Express Group plc	223,596	1,164,303
NEX Group plc	108,854	916,519
Nomad Foods Ltd. *	22,443	382,429
Northgate plc	124,176	715,824
Ocado Group plc *	49,256	352,448
Pagegroup plc	123,856	957,252
Paragon Banking Group plc	60,282	422,318
PayPoint plc	16,913	213,484
Pendragon plc	1,959,254	631,479
Petra Diamonds Ltd. *	128,664	109,610
Pets at Home Group plc	158,926	403,238
Playtech plc	42,499	478,302
Polypipe Group plc	29,840	167,694
Premier Foods plc *	558,691	323,649
Premier Oil plc *(a)	1,241,967	1,461,657
PZ Cussons plc	58,760	260,803
QinetiQ Group plc	227,670	665,586
Randgold Resources Ltd.	11,668	1,178,812
Rathbone Brothers plc	4,696	181,759
Redrow plc	24,336	206,975
Renewi plc	117,040	167,841
Renishaw plc	3,227	227,230
Rentokil Initial plc	254,879	1,075,091
Rightmove plc	4,446	278,688
Rotork plc	216,282	907,523
RPC Group plc	51,971	627,868
RPS Group plc	120,828	500,090
Saga plc	261,677	429,502
Savills plc	41,978	610,329
Schroders plc	18,825	994,082
Schroders plc, Non-Voting Shares	3,522	133,260
Segro plc	111,292	920,407
Senior plc	180,551	696,774
Serco Group plc *	342,564	431,427
Shaftesbury plc	19,185	272,652
SIG plc	615,251	1,420,415
Soco International plc	159,557	261,485
Spirax-Sarco Engineering plc	13,191	1,062,437
Spire Healthcare Group plc	109,675	379,962
Spirent Communications plc	297,697	424,376
Sports Direct International plc *	157,909	834,247
SSP Group plc	74,205	642,096
St. James's Place plc	56,633	956,154
St. Modwen Properties plc	35,529	207,837
Stagecoach Group plc	292,046	626,968
Stolt-Nielsen Ltd.	17,657	237,751
Superdry plc	7,202	178,235
Synthomer plc	66,958	450,633
TalkTalk Telecom Group plc (a)	282,567	477,431
Security	Number of Shares	Value ($)
Telecom Plus plc	19,113	314,796
The Restaurant Group plc	131,664	474,461
The Unite Group plc	20,784	235,196
Thomas Cook Group plc	510,859	915,383
TP ICAP plc	54,442	409,664
Tullow Oil plc *	522,498	1,486,802
Tyman plc	34,122	171,991
UBM plc	86,523	1,115,490
Ultra Electronics Holdings plc	23,801	514,903
Vedanta Resources plc	68,321	803,637
Vertu Motors plc	547,712	348,007
Vesuvius plc	96,517	825,279
Victrex plc	19,612	711,563
WH Smith plc	33,216	1,007,468
		96,729,604
Total Common Stock
(Cost $633,924,001)		851,057,699

Preferred Stock 0.1% of net assets

Germany 0.1%
Sartorius AG	1,957	234,216
Schaeffler AG	30,296	602,895
		837,111

Italy 0.0%
Buzzi Unicem S.p.A.	2,000	33,714
Danieli & C Officine Meccaniche S.p.A - RSP	16,702	330,952
		364,666

Sweden 0.0%
SAS AB	3,575	244,083
Total Preferred Stock
(Cost $1,191,613)		1,445,860

Rights 0.0% of net assets

Spain 0.0%
Sacyr S.A. expires 02/12/18 *	169,400	11,462
Total Rights
(Cost $10,765)		11,462

Other Investment Company 1.8% of net assets

Securities Lending Collateral 1.8%
Wells Fargo Government Money Market Fund,Select Class 1.24% (b)	15,599,731	15,599,731
Total Other Investment Company
(Cost $15,599,731)		15,599,731
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.7% of net assets

Time Deposits 0.7%
BNP Paribas
U.S. Dollar
0.78%, 02/01/18 (c)	5,265,378	5,265,378

37

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Brown Brothers Harriman
Danish Krone
(0.80%), 02/01/18 (c)	32,547	5,429
Hong Kong Dollar
0.52%, 02/01/18 (c)	60,205	7,696
New Zealand Dollar
0.80%, 02/01/18 (c)	618	456
Norwegian Krone
0.17%, 02/01/18 (c)	11,315	1,468
Singapore Dollar
0.14%, 02/01/18 (c)	1,686	1,286
Swedish Krone
(0.95%), 02/01/18 (c)	24,403	3,097
Swiss Franc
(1.45%), 02/01/18 (c)	7,565	8,128
Citibank
Great British Pound
0.19%, 02/01/18 (c)	29,924	42,488
Royal Bank of Canada
Canadian Dollar
0.52%, 02/01/18 (c)	68,537	55,721
Sumitomo Mitsui Banking Corp.
Euro
(0.59%), 02/01/18 (c)	91,006	112,988
Japanese Yen
(0.23%), 02/01/18 (c)	5,848,105	53,569
Wells Fargo
Australian Dollar
0.95%, 02/01/18 (c)	253,549	204,309
Total Short-Term Investments
(Cost $5,762,013)		5,762,013
	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 03/16/18	94	10,083,850	(79,709)
At 01/31/18, the values of certain foreign securities held by the fund aggregating $643,973,189 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,635,983.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock
Australia	$3,277,610	$46,311,253	$— *	$49,588,863
Austria	2,964,238	6,626,879	—	9,591,117
Belgium	4,141,679	6,182,518	—	10,324,197
Canada	72,757,379	—	—	72,757,379
Denmark	3,775,658	7,542,307	—	11,317,965
Finland	2,800,195	9,393,121	—	12,193,316
France	4,087,191	29,409,478	—	33,496,669
Germany	2,571,410	20,744,613	—	23,316,023
Greece	—	—	— *	—
Hong Kong	12,216,974	26,931,913	165,385	39,314,272
Ireland	3,400,811	3,124,349	—	6,525,160
Israel	196,465	6,719,074	—	6,915,539
Italy	8,868,567	16,110,216	— *	24,978,783
Japan	5,126,456	319,533,693	339,143	324,999,292
Luxembourg	2,237,331	2,236,863	— *	4,474,194
Netherlands	7,077,476	14,399,557	—	21,477,033
38

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
New Zealand	$6,581,090	$1,984,101	$—	$8,565,191
Norway	3,415,033	9,941,245	—	13,356,278
Portugal	2,922,221	1,893,747	— *	4,815,968
Singapore	3,645,975	12,672,072	— *	16,318,047
Spain	2,757,082	11,398,490	— *	14,155,572
Sweden	4,855,184	14,110,163	—	18,965,347
Switzerland	4,320,040	22,561,850	—	26,881,890
United Kingdom	43,454,742	53,274,862	— *	96,729,604
Preferred Stock[1]	—	837,111	—	837,111
Italy	330,952	33,714	—	364,666
Sweden	244,083	—	—	244,083
Rights
Spain [1]	11,462	—	—	11,462
Other Investment Company[1]	15,599,731	—	—	15,599,731
Short-Term Investments[1]	—	5,762,013	—	5,762,013
Liabilities
Futures Contracts[2]	(79,709)	—	—	(79,709)
Total	$223,557,326	$649,735,202	$504,528	$873,797,056
*	Level 3 amount shown includes securities determined to have no value at January 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1 and Level 2 for the period ended January 31, 2018. The transfers in the amount of $25,310,226 and $49,603,619 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
39

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 91.9% of net assets

Brazil 6.7%
Ambev S.A.	528,850	3,645,878
B3 SA - Brasil Bolsa Balcao *	110,233	903,014
Banco Bradesco S.A.	120,842	1,492,391
Banco do Brasil S.A. *	322,215	4,014,251
BRF S.A. *	118,518	1,315,183
CCR S.A.	118,300	582,028
Centrais Eletricas Brasileiras S.A. *	66,616	424,765
Cielo S.A.	86,734	732,039
Companhia de Saneamento Basico do Estado de Sao Paulo	73,910	843,957
Companhia Siderurgica Nacional S.A. *	257,916	891,026
Embraer S.A.	159,251	1,000,537
Gerdau S.A.	35,400	137,333
Itau Unibanco Holding S.A.	43,102	599,971
JBS S.A.	343,500	1,083,396
Petroleo Brasileiro S.A. *	1,195,058	7,996,278
Tim Participacoes S.A.	205,647	871,557
Ultrapar Participacoes S.A.	91,314	2,338,218
Vale S.A.	1,065,397	13,884,910
		42,756,732

Chile 0.7%
Cencosud S.A.	329,280	1,028,703
Empresas Copec S.A.	86,555	1,503,151
Enel Americas S.A.	3,783,887	885,541
Latam Airlines Group S.A.	44,714	769,857
		4,187,252

China 19.7%
Agricultural Bank of China Ltd., Class H	4,876,600	2,983,689
Alibaba Group Holding Ltd. ADR *	7,062	1,442,696
Anhui Conch Cement Co., Ltd., Class H	163,500	897,097
Baidu, Inc. ADR *	5,739	1,417,074
Bank of China Ltd., Class H	15,137,234	9,072,261
Bank of Communications Co., Ltd., Class H	1,448,000	1,250,470
China CITIC Bank Corp., Ltd., Class H	1,357,000	1,114,083
China Communications Construction Co., Ltd., Class H	637,322	758,851
China Construction Bank Corp., Class H	17,745,960	20,373,630
China Evergrande Group *	452,000	1,488,481
China Life Insurance Co., Ltd., Class H	381,000	1,282,903
China Merchants Bank Co., Ltd., Class H	393,650	1,921,928
China Minsheng Banking Corp., Ltd., Class H	948,000	1,081,340
China Mobile Ltd.	1,004,055	10,573,093
China National Building Material Co., Ltd., Class H (b)	1,740,000	1,846,136
China Overseas Land & Investment Ltd.	418,000	1,616,519
China Pacific Insurance Group Co., Ltd., Class H	190,400	962,434
China Petroleum & Chemical Corp., Class H	12,625,400	10,913,593
Security	Number of Shares	Value ($)
China Railway Construction Corp., Ltd., Class H	418,000	507,536
China Railway Group Ltd., Class H	678,000	519,279
China Resources Beer Holdings Co., Ltd.	375,000	1,416,560
China Resources Land Ltd.	284,000	1,130,304
China Resources Power Holdings Co., Ltd.	450,000	829,735
China Shenhua Energy Co., Ltd., Class H	770,500	2,394,138
China Telecom Corp., Ltd., Class H	4,103,000	2,032,098
China Unicom (Hong Kong) Ltd. *	1,641,056	2,459,958
CITIC Ltd.	634,000	997,802
CNOOC Ltd.	4,865,075	7,647,225
Dongfeng Motor Group Co., Ltd., Class H	506,000	658,933
Haier Electronics Group Co., Ltd. *	224,000	764,687
Hengan International Group Co., Ltd.	57,000	546,104
Huaneng Power International, Inc., Class H	1,202,000	773,161
Industrial & Commercial Bank of China Ltd., Class H	12,784,172	12,042,276
JD.com, Inc. ADR *	19,191	944,773
Jiangxi Copper Co., Ltd., Class H	498,000	841,342
Kingboard Chemical Holdings Ltd.	121,500	664,815
Kunlun Energy Co., Ltd.	624,000	618,984
Lenovo Group Ltd.	1,814,000	1,044,235
People's Insurance Co., Group of China Ltd., Class H	1,143,000	651,252
PetroChina Co., Ltd., Class H	6,830,000	5,390,281
PICC Property & Casualty Co., Ltd., Class H	520,000	1,075,763
Ping An Insurance Group Co. of China Ltd., Class H	248,000	2,920,940
Postal Savings Bank of China Co., Ltd., Class H	843,000	562,761
Shimao Property Holdings Ltd.	294,000	872,410
Sinopharm Group Co., Ltd., Class H	158,000	696,292
Tencent Holdings Ltd.	47,200	2,788,927
		124,788,849

Colombia 0.6%
Bancolombia S.A.	41,226	472,400
Ecopetrol S.A.	3,154,965	2,957,090
Grupo Argos S.A.	57,840	420,656
		3,850,146

Czech Republic 0.2%
CEZ A/S	60,838	1,558,485

Greece 0.8%
Alpha Bank AE *	481,262	1,170,963
Hellenic Telecommunications Organization S.A.	52,844	829,947
HOLDING Co., ADMIE IPTO S.A. *	92,599	241,777
National Bank of Greece S.A. *	3,546,076	1,499,434
Piraeus Bank S.A. *	219,728	990,276
Public Power Corp. S.A. *	135,758	536,038
		5,268,435

40

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hungary 0.5%
MOL Hungarian Oil & Gas plc	117,145	1,430,840
OTP Bank plc	30,367	1,407,848
		2,838,688

India 4.5%
Bharat Petroleum Corp., Ltd.	100,762	779,909
Bharti Airtel Ltd.	185,164	1,279,809
Coal India Ltd.	219,835	1,034,263
HCL Technologies Ltd.	38,674	599,868
Hero MotoCorp Ltd.	8,777	508,895
Hindalco Industries Ltd.	185,073	743,693
Housing Development Finance Corp., Ltd.	53,453	1,642,448
ICICI Bank Ltd.	316,886	1,753,097
Indian Oil Corp., Ltd.	189,915	1,245,353
Infosys Ltd.	176,566	3,186,878
ITC Ltd.	149,048	635,994
Mahindra & Mahindra Ltd.	53,138	636,268
NTPC Ltd.	301,341	806,608
Oil & Natural Gas Corp., Ltd.	622,235	1,985,907
Reliance Industries Ltd.	375,982	5,673,060
State Bank of India	287,026	1,410,343
Tata Consultancy Services Ltd.	31,364	1,532,327
Tata Motors Ltd. *	205,939	1,287,646
Tata Motors Ltd., Class A *	94,431	332,182
Tata Steel Ltd.	60,546	670,360
Vedanta Ltd.	169,607	904,454
		28,649,362

Indonesia 1.3%
Golden Agri-Resources Ltd.	2,285,063	660,073
PT Astra International Tbk	2,845,600	1,804,707
PT Bank Central Asia Tbk	520,300	883,355
PT Bank Mandiri (Persero) Tbk	1,582,200	961,856
PT Bank Rakyat Indonesia (Persero) Tbk	4,137,300	1,143,370
PT Perusahaan Gas Negara (Persero) Tbk	3,673,100	716,046
PT Telekomunikasi Indonesia (Persero) Tbk	4,922,300	1,466,838
PT United Tractors Tbk	253,500	736,539
		8,372,784

Malaysia 2.0%
Axiata Group Berhad	1,101,994	1,604,826
CIMB Group Holdings Berhad	495,605	920,712
DiGi.com Berhad	444,600	564,236
Genting Berhad	410,000	1,012,969
Malayan Banking Berhad	780,100	2,021,425
Maxis Berhad	422,854	659,079
Petronas Chemicals Group Berhad	384,700	801,888
Public Bank Berhad	248,565	1,401,696
Sime Darby Berhad	415,400	325,646
Sime Darby Plantation Bhd *	107,517	151,714
Sime Darby Property Bhd *	108,101	43,820
Telekom Malaysia Berhad	385,700	608,570
Tenaga Nasional Berhad	578,800	2,340,695
		12,457,276

Mexico 3.3%
Alfa S.A.B. de C.V., Class A	755,900	948,746
America Movil S.A.B. de C.V., Series L	8,741,019	8,190,706
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	333,200	524,548
Cemex S.A.B. de C.V., Series CPO *	2,241,156	1,864,043
Coca-Cola Femsa S.A.B. de C.V., Series L	77,200	590,083
Security	Number of Shares	Value ($)
Fomento Economico Mexicano S.A.B. de C.V.	216,415	2,110,691
Grupo Bimbo S.A.B. de C.V., Series A	277,900	677,887
Grupo Financiero Banorte S.A.B. de C.V., Class O	196,900	1,265,077
Grupo Mexico S.A.B. de C.V., Series B	448,236	1,589,029
Grupo Televisa S.A.B., Series CPO	257,217	1,064,427
Wal-Mart de Mexico S.A.B. de C.V.	748,637	1,876,042
		20,701,279

Peru 0.1%
Credicorp Ltd.	3,930	910,306

Philippines 0.1%
PLDT, Inc.	24,870	759,099

Poland 1.8%
Bank Pekao S.A.	20,915	848,972
KGHM Polska Miedz S.A.	55,835	1,832,455
Orange Polska S.A. *	526,691	965,544
PGE S.A. *	345,305	1,226,422
Polski Koncern Naftowy Orlen S.A.	81,161	2,632,438
Polskie Gornictwo Naftowe i Gazownictwo S.A.	365,978	717,647
Powszechna Kasa Oszczednosci Bank Polski S.A. *	102,807	1,401,602
Powszechny Zaklad Ubezpieczen S.A.	97,650	1,334,765
Tauron Polska Energia S.A. *	768,093	695,670
		11,655,515

Republic of Korea 17.4%
CJ Corp.	3,926	676,386
Daelim Industrial Co., Ltd. *	7,578	575,859
DB Insurance Co., Ltd.	8,352	565,735
E-Mart, Inc.	4,756	1,292,274
GS Holdings Corp.	10,896	708,011
Hana Financial Group, Inc.	32,799	1,598,292
Hankook Tire Co., Ltd. *	13,753	688,802
Hyosung Corp. *	4,235	535,227
Hyundai Engineering & Construction Co., Ltd. *	21,785	874,502
Hyundai Glovis Co., Ltd. *	4,844	633,711
Hyundai Heavy Industries Co., Ltd. *	9,590	1,245,767
Hyundai Marine & Fire Insurance Co., Ltd.	13,933	604,347
Hyundai Mobis Co., Ltd.	15,063	3,491,214
Hyundai Motor Co.	40,562	6,160,444
Hyundai Steel Co.	24,677	1,314,771
Hyundai Wia Corp. *	7,672	444,631
Industrial Bank Of Korea *	53,842	838,954
KB Financial Group, Inc. *	44,986	2,829,077
Kia Motors Corp.	122,940	3,986,208
Korea Electric Power Corp. *	83,169	2,782,156
Korea Gas Corp. *	16,296	752,983
Korea Zinc Co., Ltd. *	1,273	613,978
Korean Air Lines Co., Ltd. *	18,898	681,852
KT&G Corp.	13,465	1,342,906
LG Chem Ltd.	8,374	3,387,031
LG Corp.	13,724	1,144,593
LG Display Co., Ltd.	102,492	3,078,601
LG Electronics, Inc.	39,171	3,757,507
LG Uplus Corp.	57,626	771,357
Lotte Chemical Corp.	2,882	1,132,973
Lotte Shopping Co., Ltd.	2,868	648,613
NAVER Corp.	700	596,267
POSCO	24,480	8,731,669

41

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
S-Oil Corp.	10,683	1,230,519
Samsung Electro-Mechanics Co., Ltd.	11,347	1,128,925
Samsung Electronics Co., Ltd.	13,455	31,448,748
Samsung Fire & Marine Insurance Co., Ltd.	4,356	1,178,065
Samsung Heavy Industries Co., Ltd. *	68,327	586,915
Samsung Life Insurance Co., Ltd.	8,387	1,012,988
Samsung SDI Co., Ltd.	4,924	907,669
Samsung SDS Co., Ltd.	3,487	837,128
Shinhan Financial Group Co., Ltd. *	61,792	3,067,722
SK Hynix, Inc.	61,410	4,215,473
SK Innovation Co., Ltd.	24,690	4,727,955
SK Networks Co., Ltd.	139,922	851,516
Woori Bank	49,748	784,342
		110,464,663

Russia 11.6%
Bashneft PJSC *	9,351	374,452
Gazprom PJSC	8,712,730	22,220,032
Gazprom PJSC ADR	719,000	3,619,991
Lukoil PJSC	263,924	17,503,192
Magnit PJSC	9,558	906,268
MMC Norilsk Nickel PJSC	13,221	2,730,135
Mobile TeleSystems PJSC	391,962	2,154,591
NovaTek PJSC	213,660	2,765,910
Rosneft PJSC	282,770	1,726,406
Rostelecom PJSC	717,770	855,505
Sberbank of Russia PJSC	1,211,740	5,701,611
Severstal PJSC	34,300	560,815
Sistema PJSC FC	5,646,800	1,225,531
Surgutneftegas OJSC	13,581,505	6,943,802
Tatneft PJSC	396,730	3,988,960
VTB Bank PJSC	309,450,000	272,007
		73,549,208

South Africa 6.0%
AngloGold Ashanti Ltd.	101,889	1,136,068
Barclays Africa Group Ltd.	75,180	1,142,518
Barloworld Ltd.	78,189	1,114,001
Bid Corp., Ltd.	40,504	906,756
FirstRand Ltd.	388,189	2,177,509
Gold Fields Ltd.	304,100	1,317,007
Impala Platinum Holdings Ltd. *	286,741	880,749
Imperial Holdings Ltd.	68,650	1,646,179
MMI Holdings Ltd.	281,931	539,527
MTN Group Ltd.	615,178	6,811,986
Naspers Ltd., N Shares	4,863	1,384,960
Nedbank Group Ltd.	37,311	832,499
Remgro Ltd.	32,903	656,026
Sanlam Ltd.	166,223	1,237,482
Sappi Ltd.	80,560	580,420
Sasol Ltd.	189,019	6,792,429
Shoprite Holdings Ltd.	62,170	1,294,962
Standard Bank Group Ltd.	209,060	3,538,505
Steinhoff International Holdings N.V.	248,780	143,448
Telkom SA SOC Ltd.	110,823	482,256
The Bidvest Group Ltd.	48,269	1,016,360
Tiger Brands Ltd.	19,742	768,265
Vodacom Group Ltd.	55,329	764,499
Woolworths Holdings Ltd.	122,740	664,871
		37,829,282

Taiwan 11.3%
Acer, Inc. *	1,478,496	1,400,267
Advanced Semiconductor Engineering, Inc.	1,023,117	1,451,834
Asustek Computer, Inc.	228,041	2,196,574
AU Optronics Corp.	4,298,800	2,044,652
Security	Number of Shares	Value ($)
Catcher Technology Co., Ltd.	61,000	697,808
Cathay Financial Holding Co., Ltd.	594,599	1,111,948
Cheng Shin Rubber Industry Co., Ltd.	301,000	524,637
China Steel Corp.	1,953,198	1,669,478
Chunghwa Telecom Co., Ltd.	569,906	2,119,490
Compal Electronics, Inc.	2,419,305	1,801,020
CTBC Financial Holding Co., Ltd.	1,414,201	1,033,380
Delta Electronics, Inc.	225,590	1,137,050
Far Eastern New Century Corp.	1,070,817	955,544
Far EasTone Telecommunications Co., Ltd.	219,622	572,688
Formosa Chemicals & Fibre Corp.	507,442	1,893,238
Formosa Petrochemical Corp.	225,330	956,982
Formosa Plastics Corp.	468,732	1,663,235
Foxconn Technology Co., Ltd.	186,317	531,692
Fubon Financial Holding Co., Ltd.	592,674	1,101,008
Hon Hai Precision Industry Co., Ltd.	3,384,466	10,669,891
Hotai Motor Co., Ltd.	47,000	611,420
HTC Corp. *	480,473	1,170,458
Innolux Corp.	5,486,357	2,583,867
Inventec Corp.	1,070,639	873,824
Lite-On Technology Corp.	564,167	829,091
MediaTek, Inc.	207,138	2,119,475
Mega Financial Holding Co., Ltd.	1,064,340	923,229
Nan Ya Plastics Corp.	628,622	1,725,878
Pegatron Corp.	622,264	1,683,549
Pou Chen Corp.	527,267	708,752
Quanta Computer, Inc.	742,500	1,615,962
Siliconware Precision Industries Co., Ltd.	307,000	530,468
Synnex Technology International Corp.	614,850	869,393
Taiwan Cement Corp.	717,299	926,372
Taiwan Mobile Co., Ltd.	182,334	697,543
Taiwan Semiconductor Manufacturing Co., Ltd.	1,468,803	12,836,314
Uni-President Enterprises Corp.	575,678	1,381,908
United Microelectronics Corp.	3,211,965	1,567,594
Walsin Lihwa Corp.	1,136,000	652,204
Wistron Corp.	1,428,209	1,198,407
WPG Holdings Ltd.	668,000	910,643
		71,948,767

Thailand 1.8%
Advanced Info Service PCL	162,775	1,000,453
Kasikornbank PCL	119,400	879,979
PTT Exploration & Production PCL	374,500	1,422,909
PTT Global Chemical PCL	515,600	1,584,499
PTT PCL	257,687	4,047,957
Thai Oil PCL	301,900	988,019
The Siam Cement PCL	35,700	560,044
The Siam Commercial Bank PCL	176,700	888,577
		11,372,437

Turkey 1.4%
Akbank T.A.S.	352,473	1,021,619
Eregli Demir ve Celik Fabrikalari TAS	250,761	662,996
Haci Omer Sabanci Holding A/S	239,590	729,810
KOC Holding A/S	175,264	852,813
Tupras-Turkiye Petrol Rafinerileri A/S	33,255	1,020,062
Turk Hava Yollari AO *	242,195	1,061,107
Turkcell Iletisim Hizmetleri A/S	187,030	776,143
Turkiye Garanti Bankasi A/S	371,730	1,212,618
Turkiye Halk Bankasi A/S	205,872	554,142
Turkiye Is Bankasi A/S, Class C	332,648	710,787
		8,602,097

42

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Arab Emirates 0.1%
Emirates Telecommunications Group Co. PJSC	139,293	675,047
Total Common Stock
(Cost $426,218,732)		583,195,709

Preferred Stock 7.9% of net assets

Brazil 5.4%
Banco Bradesco S.A.	466,887	5,976,131
Centrais Eletricas Brasileiras S.A., Class B	61,320	456,113
Companhia Energetica de Minas Gerais	618,808	1,454,773
Companhia Paranaense de Energia-Copel	62,844	483,793
Compania Brasileira de Distribuicao Grupo Pao de Acucar	46,715	1,104,188
Gerdau S.A.	449,606	2,034,920
Itau Unibanco Holding S.A.	559,386	9,179,681
Itausa - Investimentos Itau S.A.	242,403	1,008,269
Metalurgica Gerdau S.A.	636,177	1,375,589
Petroleo Brasileiro S.A. *	1,508,654	9,338,659
Telefonica Brasil S.A.	98,872	1,671,549
		34,083,665

Colombia 0.1%
Bancolombia S.A.	66,590	761,633
Grupo Argos S.A.	19,659	125,519
		887,152

Republic of Korea 0.9%
Hyundai Motor Co., Ltd.	6,139	531,186
Hyundai Motor Co., Ltd. 2nd	11,056	1,076,766
LG Chem Ltd.	1,565	362,679
Samsung Electronics Co., Ltd.	2,002	3,956,667
		5,927,298

Russia 1.5%
Sberbank of Russia PJSC *	101,500	392,706
Surgutneftegas	3,095,200	1,634,513
Transneft PJSC	2,245	7,188,716
		9,215,935
Total Preferred Stock
(Cost $29,767,208)		50,114,050

Rights 0.0% of net assets

India 0.0%
Tata Steel Ltd. expires 02/28/18 *(d)	14,531	36,565

Republic of Korea 0.0%
Hyundai Heavy Industries Co.,Ltd. expires 03/09/18 *(d)	1,694	52,350
Total Rights
(Cost $—)		88,915
Security	Number of Shares	Value ($)
Other Investment Company 0.3% of net assets

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.24% (c)	1,847,529	1,847,529
Total Other Investment Company
(Cost $1,847,529)		1,847,529
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
BNP Paribas
U.S. Dollar
0.78%, 02/01/18 (a)	913,880	913,880
Brown Brothers Harriman
Euro
(0.59%), 02/01/18 (a)	5,967	7,408
Hong Kong Dollar
0.52%, 02/01/18 (a)	482	62
Singapore Dollar
0.14%, 02/01/18 (a)	2,630	2,005
South African Rand
5.80%, 02/01/18 (a)	140,012	11,819
Total Short-Term Investments
(Cost $935,174)		935,174

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index expires 03/16/18	35	2,201,150	(10,090)
At 01/31/18, the values of certain foreign securities held by the fund aggregating $475,549,861 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,734,712.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.

ADR –	American Depositary Receipt

43

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$9,361,196	$—	$9,361,196
Brazil	981,290	41,775,442	—	42,756,732
Chile	3,417,395	769,857	—	4,187,252
China	5,221,103	119,567,746	—	124,788,849
Colombia	3,850,146	—	—	3,850,146
Czech Republic	1,558,485	—	—	1,558,485
Greece	1,820,223	3,448,212	—	5,268,435
Hungary	1,407,848	1,430,840	—	2,838,688
India	2,822,379	25,826,983	—	28,649,362
Indonesia	2,595,955	5,776,829	—	8,372,784
Malaysia	5,240,194	7,217,082	—	12,457,276
Mexico	20,701,279	—	—	20,701,279
Peru	910,306	—	—	910,306
Poland	717,647	10,937,868	—	11,655,515
Republic of Korea	5,482,733	104,981,930	—	110,464,663
Russia	69,929,217	3,619,991	—	73,549,208
South Africa	6,351,058	31,478,224	—	37,829,282
Taiwan	2,965,326	68,983,441	—	71,948,767
Thailand	9,932,414	1,440,023	—	11,372,437
United Arab Emirates	675,047	—	—	675,047
Preferred Stock[1]	—	34,083,665	—	34,083,665
Colombia	887,152	—	—	887,152
Republic of Korea	1,076,766	4,850,532	—	5,927,298
Russia	9,215,935	—	—	9,215,935
Rights [1]
India	—	—	36,565	36,565
Republic of Korea	—	—	52,350	52,350
Other Investment Company[1]	1,847,529	—	—	1,847,529
Short-Term Investments[1]	—	935,174	—	935,174
Liabilities
Futures Contracts[2]	(10,090)	—	—	(10,090)
Total	$159,597,337	$476,485,035	$88,915	$636,171,287
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $60,228,237 and $22,592,603 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
44

Schwab Fundamental Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and
45

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87631JAN18
46

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

Equity Funds 99.5%
International 29.9%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,651,331	37,754,759
Schwab Fundamental International Large Company Index Fund	4,323,451	43,234,512
Schwab Fundamental International Small Company Index Fund	2,388,413	36,160,576
Schwab International Index Fund	4,443,020	97,657,570
		214,807,417
Large-Cap 45.3%
Schwab Fundamental US Large Company Index Fund	5,359,152	96,732,686
Schwab S&P 500 Index Fund	5,242,671	228,265,901
		324,998,587
Small-Cap 24.3%
Schwab Fundamental US Small Company Index Fund	3,435,655	52,359,377
Schwab Small-Cap Index Fund	3,881,593	122,037,299
		174,396,676
Total Affiliated Underlying Funds
(Cost $427,334,405)		714,202,680
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Sumitomo Mitsui Banking Corp
0.78%, 02/01/18 (a)	3,995,754	3,995,754
Total Short-Term Investment
(Cost $3,995,754)		3,995,754
(a)	The rate shown is the current daily overnight rate.

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	3,564,913	86,418	—	3,651,331	$3,518,633	$—	$797,246
Schwab Fundamental International Large Company Index Fund	4,208,898	114,553	—	4,323,451	1,957,008	—	1,082,529
Schwab Fundamental International Small Company Index Fund	2,300,700	87,713	—	2,388,413	1,362,948	—	1,253,421
Schwab Fundamental US Large Company Index Fund	5,188,750	170,402	—	5,359,152	6,155,271	—	2,939,427
Schwab Fundamental US Small Company Index Fund	3,215,044	220,611	—	3,435,655	(199,844)	—	3,304,744
Schwab International Index Fund	4,325,353	117,667	—	4,443,020	4,336,792	—	2,445,122
Schwab S&P 500 Index Fund	5,208,977	91,603	(57,909)	5,242,671	16,911,681	362,908	3,794,176
Schwab Small-Cap Index Fund	3,666,070	215,523	—	3,881,593	67,707	—	5,861,680
Total					$34,110,196	$362,908	$21,478,345
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

1

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$714,202,680	$—	$—	$714,202,680
Short-Term Investment[1]	—	3,995,754	—	3,995,754
Total	$714,202,680	$3,995,754	$—	$718,198,434
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
2

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 97.8% of net assets

Equity Funds 80.5%
International 20.5%
Schwab Fundamental Emerging Markets Large Company Index Fund	2,840,224	29,367,916
Schwab Fundamental International Large Company Index Fund	3,443,905	34,439,053
Schwab Fundamental International Small Company Index Fund	1,968,225	29,798,922
Schwab International Index Fund	3,699,348	81,311,664
		174,917,555
Large-Cap 40.3%
Schwab Fundamental US Large Company Index Fund	5,733,048	103,481,511
Schwab S&P 500 Index Fund	5,500,628	239,497,338
		342,978,849
Small-Cap 19.7%
Schwab Fundamental US Small Company Index Fund	3,380,902	51,524,954
Schwab Small-Cap Index Fund	3,711,565	116,691,615
		168,216,569
		686,112,973

Fixed-Income Funds 14.6%
Intermediate-Term Bond 14.6%
Schwab U.S. Aggregate Bond Index Fund	12,505,805	124,182,647
		124,182,647

Security	Number of Shares	Value ($)
Money Market Fund 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 1.40% (a)	23,394,442	23,401,460
Total Affiliated Underlying Funds
(Cost $502,534,005)		833,697,080
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets

Time Deposits 2.2%
BNP Paribas
0.78%, 02/01/18 (b)	8,527,816	8,527,816
Citibank
0.78%, 02/01/18 (b)	8,527,816	8,527,816
JPMorgan Chase Bank
0.78%, 02/01/18 (b)	1,691,783	1,691,783
Total Short-Term Investments
(Cost $18,747,415)		18,747,415
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

3

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	2,992,419	72,540	(224,735)	2,840,224	$2,461,310	$468,499	$669,215
Schwab Fundamental International Large Company Index Fund	3,456,821	94,084	(107,000)	3,443,905	1,529,479	77,836	889,094
Schwab Fundamental International Small Company Index Fund	1,895,943	72,282	—	1,968,225	1,123,168	—	1,032,910
Schwab Fundamental US Large Company Index Fund	5,707,679	185,229	(159,860)	5,733,048	6,483,420	180,186	3,195,202
Schwab Fundamental US Small Company Index Fund	3,163,808	217,094	—	3,380,902	(196,660)	—	3,252,078
Schwab International Index Fund	3,627,507	98,683	(26,842)	3,699,348	3,604,890	32,211	2,050,630
Schwab S&P 500 Index Fund	5,592,380	98,555	(190,307)	5,500,628	15,494,118	3,029,698	4,082,128
Schwab Small-Cap Index Fund	3,576,510	182,660	(47,605)	3,711,565	(80,971)	188,989	5,642,367
Schwab U.S. Aggregate Bond Index Fund	11,592,820	912,985	—	12,505,805	(1,776,285)	—	742,698
Schwab Variable Share Price Money Fund, Ultra Shares	23,322,991	71,451	—	23,394,442	9	—	74,043
Total					$28,642,478	$3,977,419	$21,630,365
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$833,697,080	$—	$—	$833,697,080
Short-Term Investments[1]	—	18,747,415	—	18,747,415
Total	$833,697,080	$18,747,415	$—	$852,444,495
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
4

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 97.9% of net assets

Equity Funds 60.4%
International 15.5%
Schwab Fundamental Emerging Markets Large Company Index Fund	1,447,941	14,971,708
Schwab Fundamental International Large Company Index Fund	1,765,150	17,651,502
Schwab Fundamental International Small Company Index Fund	948,836	14,365,380
Schwab International Index Fund	1,810,922	39,804,060
		86,792,650
Large-Cap 29.9%
Schwab Fundamental US Large Company Index Fund	2,807,292	50,671,612
Schwab S&P 500 Index Fund	2,685,978	116,947,480
		167,619,092
Small-Cap 15.0%
Schwab Fundamental US Small Company Index Fund	1,654,362	25,212,471
Schwab Small-Cap Index Fund	1,873,410	58,900,025
		84,112,496
		338,524,238

Fixed-Income Fund 34.6%
Intermediate-Term Bond 34.6%
Schwab U.S. Aggregate Bond Index Fund	19,544,066	194,072,580

Security	Number of Shares	Value ($)
Money Market Fund 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 1.40% (a)	16,007,026	16,011,829
Total Affiliated Underlying Funds
(Cost $382,697,374)		548,608,647
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
Barclays Capital, Inc.
0.78%, 02/01/18 (b)	5,612,134	5,612,134
Sumitomo Mitsui Banking Corp.
0.78%, 02/01/18 (b)	5,384,885	5,384,885
Total Short-Term Investments
(Cost $10,997,019)		10,997,019
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

5

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	1,578,352	37,492	(167,903)	1,447,941	$1,180,963	$289,925	$345,878
Schwab Fundamental International Large Company Index Fund	1,788,391	—	(23,241)	1,765,150	757,830	54,565	—
Schwab Fundamental International Small Company Index Fund	994,140	85,793	(131,097)	948,836	504,166	36,234	990,395
Schwab Fundamental US Large Company Index Fund	2,931,715	93,971	(218,394)	2,807,292	3,045,844	348,099	1,621,000
Schwab Fundamental US Small Company Index Fund	1,622,017	111,300	(78,955)	1,654,362	(121,352)	27,249	1,667,271
Schwab International Index Fund	1,861,986	50,654	(101,718)	1,810,922	1,308,118	523,027	1,052,581
Schwab S&P 500 Index Fund	2,874,606	49,970	(238,598)	2,685,978	3,313,166	6,009,167	2,069,776
Schwab Small-Cap Index Fund	1,844,746	92,198	(63,534)	1,873,410	(1,061,937)	1,136,735	2,847,981
Schwab U.S. Aggregate Bond Index Fund	18,904,130	792,928	(152,992)	19,544,066	(2,878,034)	(7,052)	1,203,039
Schwab Variable Share Price Money Fund, Ultra Shares	15,958,138	48,888	—	16,007,026	6	—	50,662
Total					$6,048,770	$8,417,949	$11,848,583
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$548,608,647	$—	$—	$548,608,647
Short-Term Investments[1]	—	10,997,019	—	10,997,019
Total	$548,608,647	$10,997,019	$—	$559,605,666
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
6

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.1% of net assets

Equity Funds 40.4%
International 10.5%
Schwab Fundamental Emerging Markets Large Company Index Fund	463,881	4,796,524
Schwab Fundamental International Large Company Index Fund	522,044	5,220,445
Schwab Fundamental International Small Company Index Fund	299,478	4,534,095
Schwab International Index Fund	556,562	12,233,229
		26,784,293
Large-Cap 19.9%
Schwab Fundamental US Large Company Index Fund	849,577	15,334,869
Schwab S&P 500 Index Fund	816,692	35,558,773
		50,893,642
Small-Cap 10.0%
Schwab Fundamental US Small Company Index Fund	512,523	7,810,853
Schwab Small-Cap Index Fund	561,980	17,668,657
		25,479,510
		103,157,445

Fixed-Income Fund 54.6%
Intermediate-Term Bond 54.6%
Schwab U.S. Aggregate Bond Index Fund	14,056,768	139,583,705

Security	Number of Shares	Value ($)
Money Market Fund 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 1.40% (a)	7,887,095	7,889,461
Total Affiliated Underlying Funds
(Cost $200,137,122)		250,630,611
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
BNP Paribas
0.78%, 02/01/18 (b)	2,302,059	2,302,059
Sumitomo Mitsui Banking Corp.
0.78%, 02/01/18 (b)	2,551,891	2,551,891
Total Short-Term Investments
(Cost $4,853,950)		4,853,950
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

7

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	497,404	12,030	(45,553)	463,881	$383,799	$56,103	$110,974
Schwab Fundamental International Large Company Index Fund	553,720	15,070	(46,746)	522,044	185,190	74,814	142,417
Schwab Fundamental International Small Company Index Fund	310,725	11,846	(23,093)	299,478	77,636	86,810	169,283
Schwab Fundamental US Large Company Index Fund	882,928	28,564	(61,915)	849,577	929,377	100,104	492,733
Schwab Fundamental US Small Company Index Fund	488,990	33,553	(10,020)	512,523	(33,001)	(100)	502,633
Schwab International Index Fund	573,435	15,600	(32,473)	556,562	401,462	159,734	324,163
Schwab S&P 500 Index Fund	871,251	15,208	(69,767)	816,692	1,090,019	1,748,918	629,898
Schwab Small-Cap Index Fund	558,240	28,111	(24,371)	561,980	(279,400)	303,063	868,351
Schwab U.S. Aggregate Bond Index Fund	13,618,908	437,860	—	14,056,768	(2,071,741)	—	866,123
Schwab Variable Share Price Money Fund, Ultra Shares	7,863,007	24,088	—	7,887,095	3	—	24,962
Total					$683,344	$2,529,446	$4,131,537
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$250,630,611	$—	$—	$250,630,611
Short-Term Investments[1]	—	4,853,950	—	4,853,950
Total	$250,630,611	$4,853,950	$—	$255,484,561
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
8

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JAN18
9

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.6% of net assets

Equity Funds 31.0%
Global Real Estate 1.8%
Schwab Global Real Estate Fund	133,846	1,054,705
International 10.3%
Laudus International MarketMasters Fund, Select Shares	129,259	3,615,382
Schwab International Core Equity Fund	210,601	2,461,924
		6,077,306
Large-Cap 16.1%
Schwab Core Equity Fund	130,338	3,111,178
Schwab Dividend Equity Fund	5,173	87,529
Schwab S&P 500 Index Fund	145,392	6,330,374
		9,529,081
Mid-Cap 0.7%
Schwab U.S. Mid-Cap Index Fund *	10,559	440,000
Small-Cap 2.1%
Laudus Small-Cap MarketMasters Fund, Select Shares *	22,454	434,480
Schwab Small-Cap Equity Fund *	36,321	791,435
		1,225,915
		18,327,007

Fixed-Income Funds 40.3%
Inflation-Protected Bond 6.3%
Schwab Treasury Inflation Protected Securities Index Fund	341,977	3,751,488
Intermediate-Term Bond 23.8%
Schwab U.S. Aggregate Bond Index Fund	1,418,789	14,088,573
International Bond 0.8%
Laudus Mondrian International Government Fixed Income Fund	44,870	462,158
Short-Term Bond 9.4%
Schwab Short-Term Bond Index Fund	564,856	5,569,476
		23,871,695

Money Market Fund 4.3%
Schwab Variable Share Price Money Fund, Ultra Shares 1.40% (a)	2,506,312	2,507,063
Total Affiliated Underlying Funds
(Cost $39,584,490)		44,705,765
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 21.7% of net assets

Equity Funds 6.1%
Large-Cap 6.1%
ClearBridge Large Cap Growth Fund, Class IS	37,551	1,814,841
Dodge & Cox Stock Fund	4,534	975,796
TCW Relative Value Large Cap Fund, Class I	35,540	812,794
		3,603,431

Fixed-Income Funds 15.6%
Intermediate-Term Bond 15.6%
Baird Aggregate Bond Fund, Institutional Class	278,658	2,990,000
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	65,909	732,248
Metropolitan West Total Return Bond Fund, Class I	524,527	5,523,265
		9,245,513
Total Unaffiliated Underlying Funds
(Cost $12,380,759)		12,848,944
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets

Time Deposits 2.2%
Australia & New Zealand Banking Group Ltd.
0.78%, 02/01/18 (b)	123,060	123,060
BNP Paribas
0.78%, 02/01/18 (b)	591,024	591,024
Sumitomo Mitsui Banking Corp.
0.78%, 02/01/18 (b)	591,024	591,024
Total Short-Term Investments
(Cost $1,305,108)		1,305,108
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

1

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	117,629	11,630	—	129,259	$130,742	$—	$143,355
Laudus Mondrian International Government Fixed Income Fund	44,863	7	—	44,870	21,537	—	67
Laudus Small-Cap MarketMasters Fund, Select Shares	21,215	2,789	(1,550)	22,454	(25,776)	930	52,297
Schwab Core Equity Fund	136,802	15,581	(22,045)	130,338	(143,044)	100,995	350,732
Schwab Dividend Equity Fund	4,714	459	—	5,173	(1,018)	—	7,423
Schwab Global Real Estate Fund	131,052	2,794	—	133,846	25,542	—	21,374
Schwab International Core Equity Fund	192,635	17,966	—	210,601	84,963	—	55,961
Schwab S&P 500 Index Fund	179,542	3,115	(37,265)	145,392	(20,084)	588,462	129,020
Schwab Short-Term Bond Index Fund	569,447	2,508	(7,099)	564,856	(67,307)	(1,151)	24,841
Schwab Small-Cap Equity Fund	35,716	5,193	(4,588)	36,321	(63,398)	4,083	108,576
Schwab Treasury Inflation Protected Securities Index Fund	321,807	25,639	(5,469)	341,977	(40,996)	2,625	44,234
Schwab U.S. Aggregate Bond Index Fund	1,382,883	35,906	—	1,418,789	(208,163)	—	87,202
Schwab U.S. Mid-Cap Index Fund	—	10,559	—	10,559	—	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	2,498,657	7,655	—	2,506,312	1	—	7,932
Total					($307,001)	$695,944	$1,033,014
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$44,705,765	$—	$—	$44,705,765
Unaffiliated Underlying Funds[1]	12,848,944	—	—	12,848,944
Short-Term Investments[1]	—	1,305,108	—	1,305,108
Total	$57,554,709	$1,305,108	$—	$58,859,817
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
2

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 76.7% of net assets

Equity Funds 33.1%
Global Real Estate 1.8%
Schwab Global Real Estate Fund	225,277	1,775,180
International 11.3%
Laudus International MarketMasters Fund, Select Shares	237,755	6,650,006
Schwab International Core Equity Fund	385,192	4,502,892
		11,152,898
Large-Cap 17.0%
Schwab Core Equity Fund	230,963	5,513,092
Schwab Dividend Equity Fund	10,974	185,681
Schwab S&P 500 Index Fund	256,701	11,176,747
		16,875,520
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund *	18,719	780,000
Small-Cap 2.2%
Laudus Small-Cap MarketMasters Fund, Select Shares *	39,960	773,223
Schwab Small-Cap Equity Fund *	64,755	1,411,006
		2,184,229
		32,767,827

Fixed-Income Funds 39.3%
Inflation-Protected Bond 6.1%
Schwab Treasury Inflation Protected Securities Index Fund	551,218	6,046,857
Intermediate-Term Bond 23.0%
Schwab U.S. Aggregate Bond Index Fund	2,297,635	22,815,520
International Bond 0.9%
Laudus Mondrian International Government Fixed Income Fund	82,423	848,961
Short-Term Bond 9.3%
Schwab Short-Term Bond Index Fund	930,855	9,178,231
		38,889,569

Money Market Fund 4.3%
Schwab Variable Share Price Money Fund, Ultra Shares 1.40% (a)	4,254,913	4,256,190
Total Affiliated Underlying Funds
(Cost $65,084,558)		75,913,586
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 21.2% of net assets

Equity Funds 6.3%
Large-Cap 6.3%
ClearBridge Large Cap Growth Fund, Class IS	66,289	3,203,768
Dodge & Cox Stock Fund	6,898	1,484,592
TCW Relative Value Large Cap Fund, Class I	69,055	1,579,294
		6,267,654

Fixed-Income Funds 14.9%
Intermediate-Term Bond 14.9%
Baird Aggregate Bond Fund, Institutional Class	373,719	4,010,000
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	123,146	1,368,154
Metropolitan West Total Return Bond Fund, Class I	890,000	9,371,701
		14,749,855
Total Unaffiliated Underlying Funds
(Cost $20,096,530)		21,017,509
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
BNP Paribas
0.78%, 02/01/18 (b)	869,383	869,383
Sumitomo Mitsui Banking Corp.
0.78%, 02/01/18 (b)	990,659	990,659
Total Short-Term Investments
(Cost $1,860,042)		1,860,042
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

3

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	221,402	23,348	(6,995)	237,755	$236,770	$2,946	$261,297
Laudus Mondrian International Government Fixed Income Fund	92,594	12	(10,183)	82,423	55,339	(15,777)	124
Laudus Small-Cap MarketMasters Fund, Select Shares	38,514	5,064	(3,618)	39,960	(47,124)	2,020	94,941
Schwab Core Equity Fund	254,416	28,199	(51,652)	230,963	(141,554)	62,307	634,777
Schwab Dividend Equity Fund	10,000	974	—	10,974	(2,159)	—	15,747
Schwab Global Real Estate Fund	220,574	4,703	—	225,277	42,991	—	35,976
Schwab International Core Equity Fund	346,863	38,329	—	385,192	152,985	—	100,764
Schwab S&P 500 Index Fund	333,205	5,587	(82,091)	256,701	539,310	481,192	231,413
Schwab Short-Term Bond Index Fund	942,868	4,122	(16,135)	930,855	(110,745)	(1,702)	40,831
Schwab Small-Cap Equity Fund	68,089	9,408	(12,742)	64,755	(107,940)	(3,300)	196,719
Schwab Treasury Inflation Protected Securities Index Fund	553,854	6,479	(9,115)	551,218	(51,703)	(9,480)	71,336
Schwab U.S. Aggregate Bond Index Fund	2,292,299	25,437	(20,101)	2,297,635	(343,050)	(2,814)	144,892
Schwab U.S. Mid-Cap Index Fund	—	18,719	—	18,719	—	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	4,241,918	12,995	—	4,254,913	2	—	13,467
Total					$223,122	$515,392	$1,842,284
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$75,913,586	$—	$—	$75,913,586
Unaffiliated Underlying Funds[1]	21,017,509	—	—	21,017,509
Short-Term Investments[1]	—	1,860,042	—	1,860,042
Total	$96,931,095	$1,860,042	$—	$98,791,137
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
4

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.3% of net assets

Equity Funds 40.0%
Global Real Estate 2.3%
Schwab Global Real Estate Fund	1,746,090	13,759,188
International 14.0%
Laudus International MarketMasters Fund, Select Shares	1,734,585	48,516,343
Laudus Mondrian Emerging Markets Fund	108,346	991,367
Schwab Emerging Markets Equity ETF	21,739	664,778
Schwab International Core Equity Fund	2,805,010	32,790,572
		82,963,060
Large-Cap 20.1%
Laudus U.S. Large Cap Growth Fund *	96,072	2,053,068
Schwab Core Equity Fund	1,733,079	41,368,588
Schwab Dividend Equity Fund	117,279	1,984,359
Schwab S&P 500 Index Fund	1,702,823	74,140,906
		119,546,921
Mid-Cap 0.9%
Schwab U.S. Mid-Cap Index Fund *	130,790	5,450,000
Small-Cap 2.7%
Laudus Small-Cap MarketMasters Fund, Select Shares *	297,604	5,758,632
Schwab Small-Cap Equity Fund *	479,695	10,452,557
		16,211,189
		237,930,358

Fixed-Income Funds 32.8%
Inflation-Protected Bond 4.1%
Schwab Treasury Inflation Protected Securities Index Fund	2,234,058	24,507,616
Intermediate-Term Bond 20.4%
Schwab Intermediate-Term Bond Fund	269,985	2,667,455
Schwab U.S. Aggregate Bond Index Fund	11,965,055	118,812,992
		121,480,447
International Bond 1.3%
Laudus Mondrian International Government Fixed Income Fund	717,830	7,393,653
Short-Term Bond 7.0%
Schwab Short-Term Bond Index Fund	4,219,945	41,608,655
		194,990,371

Money Market Fund 2.5%
Schwab Variable Share Price Money Fund, Ultra Shares 1.40% (a)	15,195,263	15,199,822
Total Affiliated Underlying Funds
(Cost $370,615,813)		448,120,551
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 21.8% of net assets

Equity Funds 7.0%
Large-Cap 7.0%
ClearBridge Large Cap Growth Fund, Class IS	419,716	20,284,881
Dodge & Cox Stock Fund	46,543	10,016,563
TCW Relative Value Large Cap Fund, Class I	498,850	11,408,698
		41,710,142

Fixed-Income Funds 14.8%
Intermediate-Term Bond 14.8%
Baird Aggregate Bond Fund, Institutional Class	2,013,979	21,610,000
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,151,447	12,792,576
Metropolitan West Total Return Bond Fund, Class I	5,120,935	53,923,448
		88,326,024
Total Unaffiliated Underlying Funds
(Cost $123,421,408)		130,036,166
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets

Time Deposits 2.3%
Barclays Capital, Inc.
0.78%, 02/01/18 (b)	5,955,949	5,955,949
Sumitomo Mitsui Banking Corp.
0.78%, 02/01/18 (b)	1,567,927	1,567,927
Wells Fargo
0.78%, 02/01/18 (b)	5,955,949	5,955,949
Total Short-Term Investments
(Cost $13,479,825)		13,479,825
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund

5

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	1,588,804	145,781	—	1,734,585	$1,765,923	$—	$1,936,275
Laudus Mondrian Emerging Markets Fund	190,425	5,353	(87,432)	108,346	26,735	113,552	43,893
Laudus Mondrian International Government Fixed Income Fund	717,722	108	—	717,830	344,548	—	1,077
Laudus Small-Cap MarketMasters Fund, Select Shares	291,799	38,363	(32,558)	297,604	(361,265)	19,535	719,313
Laudus U.S. Large Cap Growth Fund	157,247	21,652	(82,827)	96,072	(789,495)	824,549	415,069
Schwab Core Equity Fund	1,939,729	222,404	(429,054)	1,733,079	(1,262,589)	603,067	5,006,320
Schwab Dividend Equity Fund	106,865	10,414	—	117,279	(23,076)	—	168,291
Schwab Emerging Markets Equity ETF	—	21,739	—	21,739	(109)	—	—
Schwab Global Real Estate Fund	1,740,703	37,112	(31,725)	1,746,090	334,460	4,809	283,909
Schwab Intermediate-Term Bond Fund	405,610	2,027	(137,652)	269,985	2,211	(71,328)	20,161
Schwab International Core Equity Fund	2,586,379	218,631	—	2,805,010	1,140,735	—	751,343
Schwab S&P 500 Index Fund	2,154,391	37,297	(488,865)	1,702,823	3,151,207	3,843,738	1,544,785
Schwab Short-Term Bond Index Fund	3,803,599	416,346	—	4,219,945	(457,267)	—	165,926
Schwab Small-Cap Equity Fund	487,322	70,849	(78,476)	479,695	(852,612)	42,653	1,481,459
Schwab Treasury Inflation Protected Securities Index Fund	1,771,233	462,825	—	2,234,058	(205,185)	—	237,534
Schwab U.S. Aggregate Bond Index Fund	10,845,819	1,119,236	—	11,965,055	(1,654,455)	—	691,025
Schwab U.S. Mid-Cap Index Fund	—	130,790	—	130,790	—	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	15,148,854	46,409	—	15,195,263	6	—	48,092
Total					$1,159,772	$5,380,575	$13,514,472
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$448,120,551	$—	$—	$448,120,551
Unaffiliated Underlying Funds[1]	130,036,166	—	—	130,036,166
Short-Term Investments[1]	—	13,479,825	—	13,479,825
Total	$578,156,717	$13,479,825	$—	$591,636,542
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
6

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.8% of net assets

Equity Funds 51.8%
Global Real Estate 2.7%
Schwab Global Real Estate Fund	1,972,271	15,541,497
International 18.4%
Laudus International MarketMasters Fund, Select Shares	2,090,262	58,464,632
Laudus Mondrian Emerging Markets Fund	420,397	3,846,635
Schwab Emerging Markets Equity ETF	81,027	2,477,806
Schwab International Core Equity Fund	3,369,540	39,389,922
		104,178,995
Large-Cap 25.7%
Laudus U.S. Large Cap Growth Fund *	359,392	7,680,201
Schwab Core Equity Fund	2,311,461	55,174,571
Schwab Dividend Equity Fund	196,235	3,320,301
Schwab S&P 500 Index Fund	1,828,986	79,634,038
		145,809,111
Mid-Cap 1.1%
Schwab U.S. Mid-Cap Index Fund *	156,228	6,510,000
Small-Cap 3.9%
Laudus Small-Cap MarketMasters Fund, Select Shares *	395,400	7,650,992
Schwab Small-Cap Equity Fund *	652,463	14,217,162
		21,868,154
		293,907,757

Fixed-Income Funds 22.9%
Inflation-Protected Bond 1.4%
Schwab Treasury Inflation Protected Securities Index Fund	747,362	8,198,558
Intermediate-Term Bond 16.0%
Schwab Intermediate-Term Bond Fund	546,536	5,399,776
Schwab U.S. Aggregate Bond Index Fund	8,598,795	85,386,037
		90,785,813
International Bond 1.1%
Laudus Mondrian International Government Fixed Income Fund	627,614	6,464,420
Short-Term Bond 4.4%
Schwab Short-Term Bond Index Fund	2,519,130	24,838,626
		130,287,417

Money Market Fund 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares 1.40% (a)	6,086,676	6,088,502
Total Affiliated Underlying Funds
(Cost $358,822,157)		430,283,676
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 21.2% of net assets

Equity Funds 8.0%
Large-Cap 8.0%
ClearBridge Large Cap Growth Fund, Class IS	414,311	20,023,629
Dodge & Cox Stock Fund	57,952	12,471,862
TCW Relative Value Large Cap Fund, Class I	562,202	12,857,570
		45,353,061

Fixed-Income Funds 13.2%
Intermediate-Term Bond 13.2%
Baird Aggregate Bond Fund, Institutional Class	1,060,578	11,380,000
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,471,568	16,349,116
Metropolitan West Total Return Bond Fund, Class I	4,487,202	47,250,233
		74,979,349
Total Unaffiliated Underlying Funds
(Cost $112,943,573)		120,332,410
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.5% of net assets

Time Deposits 2.5%
Barclays Capital, Inc.
0.78%, 02/01/18 (b)	5,655,650	5,655,650
BNP Paribas
0.78%, 02/01/18 (b)	2,793,723	2,793,723
Sumitomo Mitsui Banking Corp.
0.78%, 02/01/18 (b)	5,655,650	5,655,650
Total Short-Term Investments
(Cost $14,105,023)		14,105,023
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund

7

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	1,808,604	281,658	—	2,090,262	$2,040,514	$—	$2,204,146
Laudus Mondrian Emerging Markets Fund	498,196	14,004	(91,803)	420,397	346,264	20,759	114,834
Laudus Mondrian International Government Fixed Income Fund	627,519	95	—	627,614	301,245	—	941
Laudus Small-Cap MarketMasters Fund, Select Shares	349,456	45,944	—	395,400	(409,254)	—	861,445
Laudus U.S. Large Cap Growth Fund	414,198	57,033	(111,839)	359,392	(570,833)	663,169	1,093,317
Schwab Core Equity Fund	2,247,060	297,505	(233,104)	2,311,461	(914,618)	216,308	5,864,493
Schwab Dividend Equity Fund	222,970	21,728	(48,463)	196,235	(162,690)	114,542	351,133
Schwab Emerging Markets Equity ETF	—	81,027	—	81,027	(405)	—	—
Schwab Global Real Estate Fund	1,931,100	41,171	—	1,972,271	376,378	—	314,962
Schwab Intermediate-Term Bond Fund	543,818	2,718	—	546,536	(92,667)	—	27,031
Schwab International Core Equity Fund	2,758,784	610,756	—	3,369,540	1,332,293	—	826,134
Schwab S&P 500 Index Fund	2,161,008	38,077	(370,099)	1,828,986	4,331,992	2,867,552	1,577,144
Schwab Short-Term Bond Index Fund	2,050,617	468,513	—	2,519,130	(259,877)	—	93,305
Schwab Small-Cap Equity Fund	610,514	88,760	(46,811)	652,463	(912,399)	(102,312)	1,855,962
Schwab Treasury Inflation Protected Securities Index Fund	510,217	237,145	—	747,362	(60,359)	—	65,716
Schwab U.S. Aggregate Bond Index Fund	7,351,362	1,247,433	—	8,598,795	(1,192,251)	—	486,173
Schwab U.S. Mid-Cap Index Fund	—	156,228	—	156,228	—	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	6,068,086	18,590	—	6,086,676	2	—	19,264
Total					$4,153,335	$3,780,018	$15,756,000
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$430,283,676	$—	$—	$430,283,676
Unaffiliated Underlying Funds[1]	120,332,410	—	—	120,332,410
Short-Term Investments[1]	—	14,105,023	—	14,105,023
Total	$550,616,086	$14,105,023	$—	$564,721,109
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
8

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 78.1% of net assets

Equity Funds 60.8%
Global Real Estate 3.1%
Schwab Global Real Estate Fund	4,090,500	32,233,137
International 21.9%
Laudus International MarketMasters Fund, Select Shares	4,444,629	124,316,284
Laudus Mondrian Emerging Markets Fund	1,388,252	12,702,506
Schwab Emerging Markets Equity ETF	265,810	8,128,470
Schwab International Core Equity Fund	7,153,607	83,625,667
		228,772,927
Large-Cap 29.7%
Laudus U.S. Large Cap Growth Fund *	1,232,759	26,344,070
Schwab Core Equity Fund	4,937,531	117,858,876
Schwab Dividend Equity Fund	757,743	12,821,016
Schwab S&P 500 Index Fund	3,539,554	154,112,185
		311,136,147
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund *	329,494	13,730,000
Small-Cap 4.8%
Laudus Small-Cap MarketMasters Fund, Select Shares *	920,358	17,808,923
Schwab Small-Cap Equity Fund *	1,499,255	32,668,773
		50,477,696
		636,349,907

Fixed-Income Funds 16.1%
Intermediate-Term Bond 12.5%
Schwab Intermediate-Term Bond Fund	1,119,045	11,056,165
Schwab U.S. Aggregate Bond Index Fund	12,046,952	119,626,228
		130,682,393
International Bond 1.0%
Laudus Mondrian International Government Fixed Income Fund	1,081,045	11,134,766
Short-Term Bond 2.6%
Schwab Short-Term Bond Index Fund	2,779,713	27,407,970
		169,225,129

Money Market Fund 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares 1.40% (a)	12,634,643	12,638,433
Total Affiliated Underlying Funds
(Cost $627,198,497)		818,213,469
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 20.1% of net assets

Equity Funds 8.4%
Large-Cap 8.4%
ClearBridge Large Cap Growth Fund, Class IS	772,271	37,323,834
Dodge & Cox Stock Fund	100,925	21,720,149
TCW Relative Value Large Cap Fund, Class I	1,277,722	29,221,492
		88,265,475

Fixed-Income Funds 11.7%
Intermediate-Term Bond 11.7%
Baird Aggregate Bond Fund, Institutional Class	1,318,733	14,150,000
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	3,109,862	34,550,568
Metropolitan West Total Return Bond Fund, Class I	6,944,796	73,128,700
		121,829,268
Total Unaffiliated Underlying Funds
(Cost $193,896,845)		210,094,743
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.7% of net assets

Time Deposits 1.7%
Barclays Capital, Inc.
0.78%, 02/01/18 (b)	6,496,177	6,496,177
BNP Paribas
0.78%, 02/01/18 (b)	335,474	335,474
Sumitomo Mitsui Banking Corp.
0.78%, 02/01/18 (b)	10,479,930	10,479,930
Total Short-Term Investments
(Cost $17,311,581)		17,311,581
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund

9

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	3,869,158	575,471	—	4,444,629	$4,418,439	$—	$4,715,343
Laudus Mondrian Emerging Markets Fund	1,542,701	43,365	(197,814)	1,388,252	1,099,020	37,494	355,593
Laudus Mondrian International Government Fixed Income Fund	1,080,882	163	—	1,081,045	518,885	—	1,621
Laudus Small-Cap MarketMasters Fund, Select Shares	849,500	111,685	(40,827)	920,358	(1,019,359)	24,496	2,094,101
Laudus U.S. Large Cap Growth Fund	1,424,368	185,560	(377,169)	1,232,759	(2,523,000)	2,857,190	3,557,180
Schwab Core Equity Fund	4,705,517	550,405	(318,391)	4,937,531	(1,887,188)	330,036	12,389,627
Schwab Dividend Equity Fund	786,317	76,627	(105,201)	757,743	(299,443)	129,648	1,238,292
Schwab Emerging Markets Equity ETF	—	265,810	—	265,810	(1,329)	—	—
Schwab Global Real Estate Fund	4,005,110	85,390	—	4,090,500	780,611	—	653,233
Schwab Intermediate-Term Bond Fund	1,113,481	5,564	—	1,119,045	(189,738)	—	55,347
Schwab International Core Equity Fund	5,840,200	1,313,407	—	7,153,607	2,740,035	—	1,696,578
Schwab S&P 500 Index Fund	4,234,731	74,865	(770,042)	3,539,554	8,122,817	6,015,229	3,100,918
Schwab Short-Term Bond Index Fund	2,237,888	541,825	—	2,779,713	(276,613)	—	100,411
Schwab Small-Cap Equity Fund	1,403,512	204,050	(108,307)	1,499,255	(2,396,231)	63,508	4,266,677
Schwab U.S. Aggregate Bond Index Fund	10,273,819	1,773,133	—	12,046,952	(1,661,269)	—	676,860
Schwab U.S. Mid-Cap Index Fund	—	329,494	—	329,494	—	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	12,596,054	38,589	—	12,634,643	5	—	39,988
Total					$7,425,642	$9,457,601	$34,941,769
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$818,213,469	$—	$—	$818,213,469
Unaffiliated Underlying Funds[1]	210,094,743	—	—	210,094,743
Short-Term Investments[1]	—	17,311,581	—	17,311,581
Total	$1,028,308,212	$17,311,581	$—	$1,045,619,793
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
10

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 80.4% of net assets

Equity Funds 68.1%
Global Real Estate 3.4%
Schwab Global Real Estate Fund	2,069,850	16,310,414
International 24.8%
Laudus International MarketMasters Fund, Select Shares	2,248,846	62,900,226
Laudus Mondrian Emerging Markets Fund	918,472	8,404,023
Schwab Emerging Markets Equity ETF	175,230	5,358,534
Schwab International Core Equity Fund	3,616,296	42,274,502
		118,937,285
Large-Cap 32.8%
Laudus U.S. Large Cap Growth Fund *	836,844	17,883,364
Schwab Core Equity Fund	2,450,629	58,496,523
Schwab Dividend Equity Fund	518,846	8,778,869
Schwab S&P 500 Index Fund	1,652,894	71,967,026
		157,125,782
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund *	165,587	6,900,000
Small-Cap 5.7%
Laudus Small-Cap MarketMasters Fund, Select Shares *	492,855	9,536,740
Schwab Small-Cap Equity Fund *	804,347	17,526,713
		27,063,453
		326,336,934

Fixed-Income Funds 11.5%
Intermediate-Term Bond 9.1%
Schwab Intermediate-Term Bond Fund	459,385	4,538,726
Schwab U.S. Aggregate Bond Index Fund	3,933,896	39,063,585
		43,602,311
International Bond 0.9%
Laudus Mondrian International Government Fixed Income Fund	409,445	4,217,280
Short-Term Bond 1.5%
Schwab Short-Term Bond Index Fund	724,033	7,138,964
		54,958,555

Money Market Fund 0.8%
Schwab Variable Share Price Money Fund, Ultra Shares 1.40% (a)	4,040,118	4,041,330
Total Affiliated Underlying Funds
(Cost $308,931,689)		385,336,819
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 17.9% of net assets

Equity Funds 8.7%
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS	335,744	16,226,522
Dodge & Cox Stock Fund	51,786	11,144,912
TCW Relative Value Large Cap Fund, Class I	628,012	14,362,645
		41,734,079

Fixed-Income Funds 9.2%
Intermediate-Term Bond 9.2%
Baird Aggregate Bond Fund, Institutional Class	353,215	3,790,000
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,332,014	14,798,672
Metropolitan West Total Return Bond Fund, Class I	2,436,150	25,652,660
		44,241,332
Total Unaffiliated Underlying Funds
(Cost $78,088,257)		85,975,411
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.4% of net assets

Time Deposits 1.4%
BNP Paribas
0.78%, 02/01/18 (b)	1,826,507	1,826,507
Sumitomo Mitsui Banking Corp.
0.78%, 02/01/18 (b)	4,799,492	4,799,492
Total Short-Term Investments
(Cost $6,625,999)		6,625,999
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund

11

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	1,926,709	322,137	—	2,248,846	$2,188,085	$—	$2,348,080
Laudus Mondrian Emerging Markets Fund	1,013,481	28,489	(123,498)	918,472	748,519	(1,883)	233,607
Laudus Mondrian International Government Fixed Income Fund	409,383	62	—	409,445	196,527	—	614
Laudus Small-Cap MarketMasters Fund, Select Shares	472,127	62,071	(41,343)	492,855	(537,891)	(15,025)	1,163,840
Laudus U.S. Large Cap Growth Fund	949,422	123,370	(235,948)	836,844	(871,725)	1,094,980	2,365,010
Schwab Core Equity Fund	2,309,142	270,101	(128,614)	2,450,629	(834,041)	69,899	6,079,970
Schwab Dividend Equity Fund	511,548	49,851	(42,553)	518,846	(141,318)	30,855	805,586
Schwab Emerging Markets Equity ETF	—	175,230	—	175,230	(876)	—	—
Schwab Global Real Estate Fund	2,026,641	43,209	—	2,069,850	395,000	—	330,545
Schwab Intermediate-Term Bond Fund	457,101	2,284	—	459,385	(77,890)	—	22,721
Schwab International Core Equity Fund	2,940,472	675,824	—	3,616,296	1,381,173	—	854,207
Schwab S&P 500 Index Fund	1,981,817	35,187	(364,110)	1,652,894	3,834,825	2,766,274	1,457,428
Schwab Short-Term Bond Index Fund	578,765	145,268	—	724,033	(73,013)	—	25,891
Schwab Small-Cap Equity Fund	749,129	108,912	(53,694)	804,347	(1,132,146)	(112,952)	2,277,352
Schwab U.S. Aggregate Bond Index Fund	3,264,571	669,325	—	3,933,896	(529,810)	—	216,345
Schwab U.S. Mid-Cap Index Fund	—	165,587	—	165,587	—	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	4,027,779	12,339	—	4,040,118	2	—	12,787
Total					$4,545,421	$3,832,148	$18,193,983
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$385,336,819	$—	$—	$385,336,819
Unaffiliated Underlying Funds[1]	85,975,411	—	—	85,975,411
Short-Term Investments[1]	—	6,625,999	—	6,625,999
Total	$471,312,230	$6,625,999	$—	$477,938,229
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
12

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 83.0% of net assets

Equity Funds 75.1%
Global Real Estate 3.8%
Schwab Global Real Estate Fund	5,268,080	41,512,472
International 27.7%
Laudus International MarketMasters Fund, Select Shares	5,500,858	153,858,999
Laudus Mondrian Emerging Markets Fund	2,757,589	25,231,937
Schwab Emerging Markets Equity ETF	526,350	16,095,783
Schwab International Core Equity Fund	8,838,325	103,320,017
		298,506,736
Large-Cap 35.6%
Laudus U.S. Large Cap Growth Fund *	2,560,432	54,716,435
Schwab Core Equity Fund	5,859,642	139,869,653
Schwab Dividend Equity Fund	1,561,303	26,417,251
Schwab S&P 500 Index Fund	3,733,867	162,572,556
		383,575,895
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund *	401,728	16,740,000
Small-Cap 6.4%
Laudus Small-Cap MarketMasters Fund, Select Shares *	1,264,041	24,459,199
Schwab Small-Cap Equity Fund *	2,065,694	45,011,472
		69,470,671
		809,805,774

Fixed-Income Funds 7.3%
Intermediate-Term Bond 6.1%
Schwab Intermediate-Term Bond Fund	924,894	9,137,956
Schwab U.S. Aggregate Bond Index Fund	5,700,143	56,602,423
		65,740,379
International Bond 0.5%
Laudus Mondrian International Government Fixed Income Fund	537,782	5,539,158
Short-Term Bond 0.7%
Schwab Short-Term Bond Index Fund	769,215	7,584,459
		78,863,996

Money Market Fund 0.6%
Schwab Variable Share Price Money Fund, Ultra Shares 1.40% (a)	5,849,868	5,851,622
Total Affiliated Underlying Funds
(Cost $662,176,394)		894,521,392
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 15.3% of net assets

Equity Funds 8.6%
Large-Cap 8.6%
ClearBridge Large Cap Growth Fund, Class IS	676,647	32,702,339
Dodge & Cox Stock Fund	111,535	24,003,419
TCW Relative Value Large Cap Fund, Class I	1,605,702	36,722,412
		93,428,170

Fixed-Income Funds 6.7%
Intermediate-Term Bond 6.7%
Baird Aggregate Bond Fund, Institutional Class	418,453	4,490,000
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,540,023	28,219,657
Metropolitan West Total Return Bond Fund, Class I	3,719,722	39,168,670
		71,878,327
Total Unaffiliated Underlying Funds
(Cost $144,250,526)		165,306,497
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.4% of net assets

Time Deposits 1.4%
Barclays Capital, Inc.
0.78%, 02/01/18 (b)	10,792,412	10,792,412
Sumitomo Mitsui Banking Corp.
0.78%, 02/01/18 (b)	4,565,247	4,565,247
Total Short-Term Investments
(Cost $15,357,659)		15,357,659
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund

13

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	4,746,119	754,739	—	5,500,858	$5,269,527	$—	$5,784,096
Laudus Mondrian Emerging Markets Fund	2,990,467	84,061	(316,939)	2,757,589	2,158,059	45,031	689,303
Laudus Mondrian International Government Fixed Income Fund	537,701	81	—	537,782	258,127	—	806
Laudus Small-Cap MarketMasters Fund, Select Shares	1,216,736	159,967	(112,662)	1,264,041	(1,492,537)	67,597	2,999,376
Laudus U.S. Large Cap Growth Fund	2,733,424	376,376	(549,368)	2,560,432	(1,715,049)	2,324,405	7,215,145
Schwab Core Equity Fund	5,639,832	659,692	(439,882)	5,859,642	(2,358,170)	491,834	14,849,678
Schwab Dividend Equity Fund	1,556,759	151,707	(147,163)	1,561,303	(443,486)	107,324	2,451,585
Schwab Emerging Markets Equity ETF	—	526,350	—	526,350	(2,632)	—	—
Schwab Global Real Estate Fund	5,158,108	109,972	—	5,268,080	1,005,334	—	841,287
Schwab Intermediate-Term Bond Fund	920,295	4,599	—	924,894	(156,819)	—	45,744
Schwab International Core Equity Fund	7,383,553	1,454,772	—	8,838,325	3,312,451	—	2,144,922
Schwab S&P 500 Index Fund	4,553,125	80,090	(899,348)	3,733,867	8,097,519	6,985,476	3,317,328
Schwab Short-Term Bond Index Fund	586,580	182,635	—	769,215	(76,567)	—	26,948
Schwab Small-Cap Equity Fund	2,009,039	292,084	(235,429)	2,065,694	(3,463,407)	124,261	6,107,478
Schwab U.S. Aggregate Bond Index Fund	4,603,548	1,096,595	—	5,700,143	(734,120)	—	302,543
Schwab U.S. Mid-Cap Index Fund	—	401,728	—	401,728	—	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	5,832,001	17,867	—	5,849,868	2	—	18,515
Total					$9,658,232	$10,145,928	$46,794,754
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$894,521,392	$—	$—	$894,521,392
Unaffiliated Underlying Funds[1]	165,306,497	—	—	165,306,497
Short-Term Investments[1]	—	15,357,659	—	15,357,659
Total	$1,059,827,889	$15,357,659	$—	$1,075,185,548
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
14

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 85.0% of net assets

Equity Funds 80.1%
Global Real Estate 4.0%
Schwab Global Real Estate Fund	703,418	5,542,934
International 29.9%
Laudus International MarketMasters Fund, Select Shares	741,216	20,731,820
Laudus Mondrian Emerging Markets Fund	423,548	3,875,465
Schwab Emerging Markets Equity ETF	81,027	2,477,805
Schwab International Core Equity Fund	1,189,559	13,905,942
		40,991,032
Large-Cap 37.6%
Laudus U.S. Large Cap Growth Fund *	397,334	8,491,024
Schwab Core Equity Fund	772,114	18,430,357
Schwab Dividend Equity Fund	237,715	4,022,135
Schwab S&P 500 Index Fund	472,995	20,594,194
		51,537,710
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund *	53,756	2,240,000
Small-Cap 7.0%
Laudus Small-Cap MarketMasters Fund, Select Shares *	175,634	3,398,513
Schwab Small-Cap Equity Fund *	287,228	6,258,709
		9,657,222
		109,968,898

Fixed-Income Funds 4.5%
Intermediate-Term Bond 3.8%
Schwab Intermediate-Term Bond Fund	87,769	867,158
Schwab U.S. Aggregate Bond Index Fund	442,242	4,391,465
		5,258,623
International Bond 0.4%
Laudus Mondrian International Government Fixed Income Fund	51,477	530,214
Short-Term Bond 0.3%
Schwab Short-Term Bond Index Fund	40,819	402,479
		6,191,316

Money Market Fund 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 1.40% (a)	543,985	544,148
Total Affiliated Underlying Funds
(Cost $99,824,753)		116,704,362
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 13.3% of net assets

Equity Funds 8.7%
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS	76,729	3,708,289
Dodge & Cox Stock Fund	17,594	3,786,378
TCW Relative Value Large Cap Fund, Class I	193,765	4,431,412
		11,926,079

Fixed-Income Funds 4.6%
Intermediate-Term Bond 4.6%
Baird Aggregate Bond Fund, Institutional Class	27,959	300,000
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	243,461	2,704,850
Metropolitan West Total Return Bond Fund, Class I	310,175	3,266,143
		6,270,993
Total Unaffiliated Underlying Funds
(Cost $16,759,489)		18,197,072
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.7% of net assets

Time Deposits 1.7%
Barclays Capital, Inc.
0.78%, 02/01/18 (b)	1,168,500	1,168,500
Sumitomo Mitsui Banking Corp.
0.78%, 02/01/18 (b)	1,191,821	1,191,821
Total Short-Term Investments
(Cost $2,360,321)		2,360,321
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund

15

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	598,666	142,550	—	741,216	$751,946	$—	$749,844
Laudus Mondrian Emerging Markets Fund	431,102	12,118	(19,672)	423,548	324,145	(6,550)	99,369
Laudus Mondrian International Government Fixed Income Fund	51,469	8	—	51,477	24,708	—	77
Laudus Small-Cap MarketMasters Fund, Select Shares	164,019	27,119	(15,504)	175,634	(185,781)	(10,924)	416,425
Laudus U.S. Large Cap Growth Fund	391,181	61,838	(55,685)	397,334	(4,510)	93,628	1,051,064
Schwab Core Equity Fund	716,762	83,840	(28,488)	772,114	(206,188)	(31,003)	1,887,234
Schwab Dividend Equity Fund	233,840	22,788	(18,913)	237,715	(47,792)	(2,703)	368,250
Schwab Emerging Markets Equity ETF	—	81,027	—	81,027	(405)	—	—
Schwab Global Real Estate Fund	635,930	67,488	—	703,418	130,297	—	112,332
Schwab Intermediate-Term Bond Fund	87,333	436	—	87,769	(14,882)	—	4,341
Schwab International Core Equity Fund	953,926	235,633	—	1,189,559	458,771	—	296,418
Schwab S&P 500 Index Fund	539,805	25,289	(92,099)	472,995	1,212,968	636,802	403,071
Schwab Short-Term Bond Index Fund	33,572	7,247	—	40,819	(4,036)	—	1,465
Schwab Small-Cap Equity Fund	277,434	47,427	(37,633)	287,228	(420,346)	(36,226)	843,398
Schwab U.S. Aggregate Bond Index Fund	346,074	96,168	—	442,242	(61,458)	—	24,479
Schwab U.S. Mid-Cap Index Fund	—	53,756	—	53,756	—	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	542,324	1,661	—	543,985	—	—	1,722
Total					$1,957,437	$643,024	$6,259,489
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$116,704,362	$—	$—	$116,704,362
Unaffiliated Underlying Funds[1]	18,197,072	—	—	18,197,072
Short-Term Investments[1]	—	2,360,321	—	2,360,321
Total	$134,901,434	$2,360,321	$—	$137,261,755
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
16

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 86.1% of net assets

Equity Funds 83.0%
Global Real Estate 4.1%
Schwab Global Real Estate Fund	610,447	4,810,323
International 31.1%
Laudus International MarketMasters Fund, Select Shares	658,652	18,422,493
Laudus Mondrian Emerging Markets Fund	403,188	3,689,166
Schwab Emerging Markets Equity ETF	77,536	2,371,051
Schwab International Core Equity Fund	1,057,393	12,360,918
		36,843,628
Large-Cap 38.7%
Laudus U.S. Large Cap Growth Fund *	380,616	8,133,757
Schwab Core Equity Fund	678,185	16,188,277
Schwab Dividend Equity Fund	224,916	3,805,587
Schwab S&P 500 Index Fund	405,128	17,639,277
		45,766,898
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund *	47,564	1,982,000
Small-Cap 7.4%
Laudus Small-Cap MarketMasters Fund, Select Shares *	158,851	3,073,774
Schwab Small-Cap Equity Fund *	259,976	5,664,884
		8,738,658
		98,141,507

Fixed-Income Funds 3.1%
Intermediate-Term Bond 2.5%
Schwab Intermediate-Term Bond Fund	47,610	470,390
Schwab U.S. Aggregate Bond Index Fund	248,991	2,472,483
		2,942,873
International Bond 0.4%
Laudus Mondrian International Government Fixed Income Fund	41,981	432,401
Short-Term Bond 0.2%
Schwab Short-Term Bond Index Fund	27,481	270,964
		3,646,238
Total Affiliated Underlying Funds
(Cost $86,996,397)		101,787,745
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 11.9% of net assets

Equity Funds 8.6%
Large-Cap 8.6%
ClearBridge Large Cap Growth Fund, Class IS	58,531	2,828,804
Dodge & Cox Stock Fund	16,453	3,540,788
TCW Relative Value Large Cap Fund, Class I	164,981	3,773,125
		10,142,717

Fixed-Income Funds 3.3%
Intermediate-Term Bond 3.3%
Baird Aggregate Bond Fund, Institutional Class	20,596	221,000
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	162,680	1,807,369
Metropolitan West Total Return Bond Fund, Class I	182,032	1,916,792
		3,945,161
Total Unaffiliated Underlying Funds
(Cost $12,849,462)		14,087,878
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets

Time Deposits 2.2%
Australia & New Zealand Banking Group Ltd.
0.78%, 02/01/18 (a)	208,262	208,262
BNP Paribas
0.78%, 02/01/18 (a)	1,180,731	1,180,731
Sumitomo Mitsui Banking Corp.
0.78%, 02/01/18 (a)	1,180,731	1,180,731
Total Short-Term Investments
(Cost $2,569,724)		2,569,724
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund

17

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	530,596	128,056	—	658,652	$653,513	$—	$660,118
Laudus Mondrian Emerging Markets Fund	410,023	11,526	(18,361)	403,188	306,459	(4,393)	94,510
Laudus Mondrian International Government Fixed Income Fund	41,974	7	—	41,981	20,150	—	63
Laudus Small-Cap MarketMasters Fund, Select Shares	155,786	20,481	(17,416)	158,851	(173,432)	(9,012)	384,028
Laudus U.S. Large Cap Growth Fund	372,185	51,248	(42,817)	380,616	1,291	81,679	982,419
Schwab Core Equity Fund	622,617	72,828	(17,260)	678,185	(188,066)	(17,970)	1,639,352
Schwab Dividend Equity Fund	213,507	20,806	(9,397)	224,916	(43,379)	(2,725)	336,231
Schwab Emerging Markets Equity ETF	—	77,536	—	77,536	(388)	—	—
Schwab Global Real Estate Fund	578,379	32,068	—	610,447	118,255	—	94,334
Schwab Intermediate-Term Bond Fund	47,374	236	—	47,610	(8,072)	—	2,355
Schwab International Core Equity Fund	844,296	213,097	—	1,057,393	396,777	—	250,929
Schwab S&P 500 Index Fund	463,950	13,893	(72,715)	405,128	1,059,659	510,636	345,275
Schwab Short-Term Bond Index Fund	7,260	20,221	—	27,481	(2,083)	—	589
Schwab Small-Cap Equity Fund	255,145	37,094	(32,263)	259,976	(375,772)	(48,294)	775,640
Schwab U.S. Aggregate Bond Index Fund	208,754	40,237	—	248,991	(35,775)	—	14,009
Schwab U.S. Mid-Cap Index Fund	—	47,564	—	47,564	—	—	—
Total					$1,729,137	$509,921	$5,579,852
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$101,787,745	$—	$—	$101,787,745
Unaffiliated Underlying Funds[1]	14,087,878	—	—	14,087,878
Short-Term Investments[1]	—	2,569,724	—	2,569,724
Total	$115,875,623	$2,569,724	$—	$118,445,347
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
18

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 87.3% of net assets

Equity Funds 85.5%
Global Real Estate 4.4%
Schwab Global Real Estate Fund	387,567	3,054,026
International 32.3%
Laudus International MarketMasters Fund, Select Shares	399,516	11,174,465
Laudus Mondrian Emerging Markets Fund	257,733	2,358,253
Schwab Emerging Markets Equity ETF	49,967	1,527,991
Schwab International Core Equity Fund	641,220	7,495,866
		22,556,575
Large-Cap 39.4%
Laudus U.S. Large Cap Growth Fund *	245,386	5,243,905
Schwab Core Equity Fund	398,026	9,500,882
Schwab Dividend Equity Fund	141,363	2,391,859
Schwab S&P 500 Index Fund	237,829	10,355,060
		27,491,706
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund *	28,726	1,197,000
Small-Cap 7.7%
Laudus Small-Cap MarketMasters Fund, Select Shares *	97,723	1,890,932
Schwab Small-Cap Equity Fund *	159,968	3,485,704
		5,376,636
		59,675,943

Fixed-Income Funds 1.8%
Intermediate-Term Bond 1.6%
Schwab Intermediate-Term Bond Fund	17,809	175,950
Schwab U.S. Aggregate Bond Index Fund	95,830	951,588
		1,127,538
International Bond 0.2%
Laudus Mondrian International Government Fixed Income Fund	12,706	130,874
Short-Term Bond 0.0%
Schwab Short-Term Bond Index Fund	710	7,005
		1,265,417
Total Affiliated Underlying Funds
(Cost $52,094,317)		60,941,360
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 10.7% of net assets

Equity Funds 8.5%
Large-Cap 8.5%
ClearBridge Large Cap Growth Fund, Class IS	32,559	1,573,598
Dodge & Cox Stock Fund	10,153	2,185,118
TCW Relative Value Large Cap Fund, Class I	97,139	2,221,579
		5,980,295

Fixed-Income Funds 2.2%
Intermediate-Term Bond 2.2%
Baird Aggregate Bond Fund, Institutional Class	5,033	54,000
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	65,025	722,426
Metropolitan West Total Return Bond Fund, Class I	70,851	746,066
		1,522,492
Total Unaffiliated Underlying Funds
(Cost $6,760,478)		7,502,787
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets

Time Deposits 2.3%
BNP Paribas
0.78%, 02/01/18 (a)	697,149	697,149
Citibank
0.78%, 02/01/18 (a)	697,149	697,149
JPMorgan Chase Bank
0.78%, 02/01/18 (a)	222,031	222,031
Total Short-Term Investments
(Cost $1,616,329)		1,616,329
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund

19

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	310,559	88,957	—	399,516	$408,732	$—	$401,051
Laudus Mondrian Emerging Markets Fund	250,686	7,047	—	257,733	184,681	—	57,783
Laudus Mondrian International Government Fixed Income Fund	12,704	2	—	12,706	6,099	—	19
Laudus Small-Cap MarketMasters Fund, Select Shares	97,330	12,796	(12,403)	97,723	(106,754)	(7,231)	239,927
Laudus U.S. Large Cap Growth Fund	231,721	40,900	(27,235)	245,386	29,388	39,446	611,651
Schwab Core Equity Fund	367,417	47,367	(16,758)	398,026	(100,368)	(16,433)	967,409
Schwab Dividend Equity Fund	130,069	17,795	(6,501)	141,363	(27,554)	(1,260)	212,179
Schwab Emerging Markets Equity ETF	—	49,967	—	49,967	(250)	—	—
Schwab Global Real Estate Fund	334,404	53,163	—	387,567	74,765	—	57,690
Schwab Intermediate-Term Bond Fund	17,720	89	—	17,809	(3,020)	—	881
Schwab International Core Equity Fund	503,958	137,262	—	641,220	246,483	—	155,781
Schwab S&P 500 Index Fund	263,320	14,472	(39,963)	237,829	681,265	221,347	199,074
Schwab Short-Term Bond Index Fund	707	3	—	710	(85)	—	31
Schwab Small-Cap Equity Fund	153,323	28,261	(21,616)	159,968	(221,107)	(39,490)	481,946
Schwab U.S. Aggregate Bond Index Fund	61,548	34,282	—	95,830	(13,770)	—	4,948
Schwab U.S. Mid-Cap Index Fund	—	28,726	—	28,726	—	—	—
Total					$1,158,505	$196,379	$3,390,370
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$60,941,360	$—	$—	$60,941,360
Unaffiliated Underlying Funds[1]	7,502,787	—	—	7,502,787
Short-Term Investments[1]	—	1,616,329	—	1,616,329
Total	$68,444,147	$1,616,329	$—	$70,060,476
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
20

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of January 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 88.0% of net assets

Equity Funds 86.9%
Global Real Estate 4.3%
Schwab Global Real Estate Fund	51,602	406,624
International 32.9%
Laudus International MarketMasters Fund, Select Shares	54,989	1,538,053
Laudus Mondrian Emerging Markets Fund	35,245	322,487
Schwab Emerging Markets Equity ETF	7,575	231,644
Schwab International Core Equity Fund	88,253	1,031,679
		3,123,863
Large-Cap 40.1%
Laudus U.S. Large Cap Growth Fund *	35,651	761,870
Schwab Core Equity Fund	54,573	1,302,648
Schwab Dividend Equity Fund	21,001	355,342
Schwab S&P 500 Index Fund	31,629	1,377,145
		3,797,005
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund *	3,936	164,000
Small-Cap 7.9%
Laudus Small-Cap MarketMasters Fund, Select Shares *	13,489	261,019
Schwab Small-Cap Equity Fund *	22,276	485,396
		746,415
		8,237,907

Fixed-Income Funds 1.1%
Intermediate-Term Bond 1.0%
Schwab Intermediate-Term Bond Fund	1,075	10,622
Schwab U.S. Aggregate Bond Index Fund	8,452	83,933
		94,555
International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund	374	3,856
		98,411
Total Affiliated Underlying Funds
(Cost $7,681,820)		8,336,318
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 9.9% of net assets

Equity Funds 8.1%
Large-Cap 8.1%
ClearBridge Large Cap Growth Fund, Class IS	3,851	186,124
Dodge & Cox Stock Fund	1,433	308,392
TCW Relative Value Large Cap Fund, Class I	12,197	278,939
		773,455

Fixed-Income Funds 1.8%
Intermediate-Term Bond 1.8%
Baird Aggregate Bond Fund, Institutional Class	373	4,000
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	7,987	88,734
Metropolitan West Total Return Bond Fund, Class I	7,201	75,821
		168,555
Total Unaffiliated Underlying Funds
(Cost $883,349)		942,010
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets

Time Deposits 2.2%
Barclays Capital, Inc.
0.78%, 02/01/18 (a)	94,157	94,157
Brown Brothers Harriman
0.78%, 02/01/18 (a)	18,166	18,166
Sumitomo Mitsui Banking Corp.
0.78%, 02/01/18 (a)	94,157	94,157
Total Short-Term Investments
(Cost $206,480)		206,480
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund

21

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 01/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	30,159	24,830	—	54,989	$50,274	$—	$43,684
Laudus Mondrian Emerging Markets Fund	25,316	9,929	—	35,245	22,718	—	6,106
Laudus Mondrian International Government Fixed Income Fund	374	—	—	374	180	—	1
Laudus Small-Cap MarketMasters Fund, Select Shares	9,739	3,750	—	13,489	(12,643)	—	26,035
Laudus U.S. Large Cap Growth Fund	22,846	12,805	—	35,651	11,342	—	69,475
Schwab Core Equity Fund	34,798	19,775	—	54,573	(9,541)	—	104,503
Schwab Dividend Equity Fund	13,236	7,765	—	21,001	(3,223)	—	23,770
Schwab Emerging Markets Equity ETF	—	7,575	—	7,575	(38)	—	—
Schwab Global Real Estate Fund	33,699	17,903	—	51,602	8,140	—	6,336
Schwab Intermediate-Term Bond Fund	1,070	5	—	1,075	(182)	—	53
Schwab International Core Equity Fund	48,282	39,971	—	88,253	30,642	—	16,901
Schwab S&P 500 Index Fund	25,370	16,825	(10,566)	31,629	100,009	9,066	21,447
Schwab Small-Cap Equity Fund	14,643	7,633	—	22,276	(27,788)	—	51,905
Schwab U.S. Aggregate Bond Index Fund	5,433	3,019	—	8,452	(1,279)	—	449
Schwab U.S. Mid-Cap Index Fund	—	3,936	—	3,936	—	—	—
Total					$168,611	$9,066	$370,665
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$8,336,318	$—	$—	$8,336,318
Unaffiliated Underlying Funds[1]	942,010	—	—	942,010
Short-Term Investments[1]	—	206,480	—	206,480
Total	$9,278,328	$206,480	$—	$9,484,808
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
22

Schwab Target Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG98260JAN18
23

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	March 16, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	March 16, 2018